     As filed with the Securities and Exchange Commission on April 19, 2007


                                                             File Nos. 333-50540

                                                                       811-05200

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.                       [ ]


                         Post-Effective Amendment No. 22                     [x]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 161                            [x]


                        (Check Appropriate Box or Boxes)

                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)

                       MetLife Investors Insurance Company

                5 Park Plaza, Suite 1900 Irvine, California 92614

         (Address of Depositor's Principal Executive Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code

                                 (800) 989-3752

                         (Name and Address of Guarantor)

                     General American Life Insurance Company

                             13045 Tesson Ferry Road

                            St. Louis, Missouri 63128

                     (Name and Address of Agent for Service)

                               Richard C. Pearson

                            Executive Vice President

                       MetLife Investors Insurance Company

                                Irvine, CA 92614

                                 (949) 223-5680

                                   COPIES TO:

                                W. Thomas Conner

                         Sutherland Asbill & Brennan LLP

                         1275 Pennsylvania Avenue, N.W.

                            Washington, DC 20004-2415

                                 (202) 383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.


[x]  on April 30, 2007 pursuant to paragraph (b) of Rule 485.


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts

                                                  THE VARIABLE ANNUITY CONTRACT


                                                                       ISSUED BY


                                            METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS VA




                                                                  APRIL 30, 2007




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.



                               The annuity contract has 32 investment choices -

a fixed account that offers an interest rate guaranteed by us, and 31 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.


MET INVESTORS SERIES TRUST (CLASS B):

     Met/AIM Small Cap Growth Portfolio

     Goldman Sachs Mid-Cap Value Portfolio

     Harris Oakmark International Portfolio


     Lazard Mid-Cap Portfolio

     Legg Mason Partners Aggressive Growth Portfolio

         (formerly Legg Mason Aggressive Growth Portfolio)


     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio


     RCM Technology Portfolio

         (formerly RCM Global Technology Portfolio)


     T. Rowe Price Mid-Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid-Cap Growth Portfolio

     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED):

     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)

     Harris Oakmark Focused Value Portfolio

     Jennison Growth Portfolio

     MetLife Stock Index Portfolio


     Western Asset Management U.S. Government Portfolio



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.

To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 66 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.




The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2007

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS .................   4
HIGHLIGHTS .............................   5
FEE TABLES AND EXAMPLES ................   7
1. THE ANNUITY CONTRACT ................  14
     Market Timing .....................  14
2. PURCHASE ............................  15
     Purchase Payments .................  15
     Termination for Low Account Value .  15
     Allocation of Purchase Payments ...  15
     Free Look .........................  16
     Accumulation Units ................  16
     Account Value .....................  17
     Replacement of Contracts ..........  17
3. INVESTMENT OPTIONS ..................  17
     Transfers .........................  19
     Dollar Cost Averaging Programs ....  22
     Three Month Market Entry Program ..  24
     Automatic Rebalancing Program .....  24
     Description of the MetLife Asset
Allocation
       Program .........................  24
     Voting Rights .....................  25
     Substitution of Investment Options   25
4. EXPENSES ............................  25
     Product Charges ...................  25
     Account Fee .......................  26
     Guaranteed Minimum Income
       Benefit - Rider Charge ..........  26
     Guaranteed Withdrawal Benefit -      26
  Rider Charge
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge ..........  27
     Withdrawal Charge .................  27
     Reduction or Elimination of the
Withdrawal
       Charge ..........................  28
     Premium and Other Taxes ...........  29
     Transfer Fee ......................  29
     Income Taxes ......................  29
     Investment Portfolio Expenses .....  29
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) ................  29
     Annuity Date ......................  29
     Annuity Payments ..................  29
     Annuity Options ...................  30
     Guaranteed Minimum Income Benefit .  32
     Description of GMIB II ............  33
     Description of GMIB Plus ..........  34
     Description of GMIB I .............  37
     GMIB, Qualified Contracts and
Decedent
       Contracts .......................  38


6. ACCESS TO YOUR MONEY ................  39
     Systematic Withdrawal Program .....  39
     Suspension of Payments or            40
  Transfers
7. LIVING BENEFITS .....................  40
     Guaranteed Withdrawal Benefit .....  40
     Description of the Lifetime          44
  Withdrawal Guarantee
     Guaranteed Minimum Accumulation      50
  Benefit
8. PERFORMANCE .........................  52
9. DEATH BENEFIT .......................  52
     Upon Your Death ...................  52
     Standard Death Benefit - Principal   53
  Protection
     Optional Death Benefit - Annual      53
  Step-Up
     Optional Death Benefit -             53
  Compounded-Plus
     Additional Death Benefit -
Earnings Preservation
       Benefit .........................  54
     General Death Benefit Provisions ..  55
     Spousal Continuation ..............  56
     Death of the Annuitant ............  56
     Controlled Payout .................  56
10. FEDERAL INCOME TAX STATUS ..........  56
     Taxation of Non-Qualified            56
  Contracts
     Taxation of Qualified Contracts ...  58
     Tax Benefits Related to the Assets
of the Separate
       Account .........................  61
     Possible Tax Law Changes ..........  61
11. OTHER INFORMATION ..................  61
     MetLife Investors .................  61
     The Separate Account ..............  62
     Distributor .......................  62
     Selling Firms .....................  62
     Requests and Elections ............  64
     Ownership .........................  65
     Legal Proceedings .................  65
     Financial Statements ..............  66
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION .................  66
APPENDIX A ............................. A-1
     Condensed Financial Information ... A-1
APPENDIX B ............................. B-1
     Participating Investment            B-1
  Portfolios
APPENDIX C ............................. C-1
     EDCA Examples with Multiple         C-1
  Purchase Payments
APPENDIX D ............................. D-1
     Guaranteed Minimum Income Benefit   D-1
  Examples
APPENDIX E ............................. E-1
     Guaranteed Withdrawal Benefit       E-1
  Examples

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                            PAGE

Account Value..............................................................17
Accumulation Phase.........................................................14
Accumulation Unit..........................................................16
Annual Benefit Payment.......................................42 and 46
Annuitant..................................................................65
Annuity Date...............................................................29
Annuity Options............................................................30
Annuity Payments...........................................................29
Annuity Units..............................................................30
Beneficiary................................................................65
Benefit Base...............................................................41
Business Day...............................................................16
Fixed Account..............................................................14
Guaranteed Accumulation Amount.............................................50
Guaranteed Principal Adjustment............................................48
Guaranteed Principal Option................................................34
Guaranteed Withdrawal Amount...............................................42
GWB Withdrawal Rate........................................................42
Income Base..................................................33 and 37
Income Phase...............................................................14
Investment Portfolios......................................................17
Joint Owners...............................................................65
Owner......................................................................65
Purchase Payment...........................................................15
Remaining Guaranteed Withdrawal Amount.....................................45
Separate Account...........................................................62
Total Guaranteed Withdrawal Amount.........................................45

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB"), a guaranteed withdrawal benefit ("GWB"), or the guaranteed minimum accumulation benefit ("GMAB").


The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit").


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the contracts. Your actual contract and any endorsements are the controlling documents. If you would like to review a copy of the contract and endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)                7%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $0 (First 12 per year)
                                          $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            7

               1                            6
               2                            6
               3                            5
               4                            4
               5                            3
               6                            2
         7 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.



THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.


--------------------------------------------------------------------------------

ACCOUNT FEE (Note 1)    $30



SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)





Mortality and Expense Charge                 1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.90%
  Death Benefits



--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")


*Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")

ADDITIONAL OPTIONAL RIDER CHARGES*





GUARANTEED MINIMUM INCOME BENEFIT (GMIB PLUS, GMIB II AND GMIB I) RIDER CHARGES
  GMIB Plus                                0.80% of the Income Base (Note 1)
  GMIB Plus Upon Optional Reset            1.50% of the Income Base (Note 1)
  (maximum)
  GMIB II and GMIB I                       0.50% of the Income Base (Note 1)
GUARANTEED WITHDRAWAL BENEFIT AND LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
  Guaranteed Withdrawal Benefit and        0.50% of the Guaranteed Withdrawal Amount
  Enhanced
  Guaranteed Withdrawal Benefit Rider      (Note 2)
  Charge
  Prior to Optional Reset
  Guaranteed Withdrawal Benefit and        0.95% of the Guaranteed Withdrawal Amount
  Enhanced
  Guaranteed Withdrawal Benefit Rider      (Note 2)
  Charge
  Upon Optional Reset (maximum)

  Lifetime Withdrawal Guarantee (Single    0.50% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Prior to Automatic Annual       (Note 3)
  Step-Up
  Lifetime Withdrawal Guarantee (Single    0.95% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Upon Automatic Annual Step-Up   (Note 3)
  (maximum)
  Lifetime Withdrawal Guarantee (Joint     0.70% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Prior to Automatic Annual       (Note 3)
  Step-Up
  Lifetime Withdrawal Guarantee (Joint     1.40% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Upon Automatic Annual Step-Up   (Note 3)
  (maximum)
GUARANTEED MINIMUM ACCUMULATION BENEFIT    0.75% of the Guaranteed Accumulation Amount
RIDER CHARGE                               (Note 4)



Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a definition of the term Income Base.


Note 2. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefit" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount.


Note 3. The Total Guaranteed Withdawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefit" for a definition of the term Total Guaranteed Withdrawal Amount.


Note 4. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial purchase payment. The Guaranteed Accumulation Amount is adjusted for additional purchase payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


*Certain rider charges for contracts issued before February 26, 2007, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                    Minimum       Maximum
                                    ----          ----

Total Annual Portfolio Expenses     0.55%         1.76%
(expenses that are deducted from
investment portfolio assets,
including management fees,
12b-1/service fees, and other
  expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                                                                  NET
                                                                                       TOTAL     CONTRACTUAL     TOTAL
                                                                                       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE      OTHER      PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES(1)    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ------------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST(2)
 Met/AIM Small Cap Growth Portfolio(3)     0.87%        0.25%           0.06%        1.18%        0.00%        1.18%
 Goldman Sachs Mid-Cap Value Portfolio     0.72%        0.25%           0.07%        1.04%        0.00%        1.04%
 Harris Oakmark International Portfolio    0.78%        0.25%           0.13%        1.16%        0.00%        1.16%
 Lazard Mid-Cap Portfolio                  0.70%        0.25%           0.06%        1.01%        0.00%        1.01%
 Legg Mason Partners Aggressive Growth     0.63%        0.25%           0.09%        0.97%        0.00%        0.97%
 Portfolio(3)
 Legg Mason Value Equity Portfolio(1)      0.64%        0.25%           0.16%        1.05%        0.00%        1.05%
 Loomis Sayles Global Markets              0.70%        0.25%           0.15%        1.10%        0.00%        1.10%
  Portfolio(4)
 Lord Abbett Bond Debenture Portfolio      0.50%        0.25%           0.04%        0.79%        0.00%        0.79%
 Lord Abbett Growth and Income Portfolio   0.50%        0.25%           0.03%        0.78%        0.00%        0.78%
 MFS (Reg. TM) Emerging Markets Equity     1.04%        0.25%           0.47%        1.76%        0.21%        1.55%
  Portfolio(4)
 MFS (Reg. TM) Research International      0.72%        0.25%           0.14%        1.11%        0.00%        1.11%
  Portfolio
 Neuberger Berman Real Estate Portfolio    0.64%        0.25%           0.04%        0.93%        0.00%        0.93%
 Oppenheimer Capital Appreciation          0.57%        0.25%           0.05%        0.87%        0.00%        0.87%
 Portfolio(3)
 PIMCO Inflation Protected Bond            0.50%        0.25%           0.04%        0.79%        0.00%        0.79%
  Portfolio
 PIMCO Total Return Portfolio              0.50%        0.25%           0.05%        0.80%        0.00%        0.80%
 RCM Technology Portfolio(1)(3)            0.88%        0.25%           0.15%        1.28%        0.00%        1.28%
 T. Rowe Price Mid-Cap Growth Portfolio    0.75%        0.25%           0.03%        1.03%        0.00%        1.03%
 Third Avenue Small Cap Value Portfolio    0.74%        0.25%           0.04%        1.03%        0.00%        1.03%
 Turner Mid-Cap Growth Portfolio           0.80%        0.25%           0.08%        1.13%        0.00%        1.13%
 Van Kampen Comstock Portfolio             0.61%        0.25%           0.04%        0.90%        0.00%        0.90%
 METROPOLITAN SERIES FUND, INC.(5)
 BlackRock Money Market Portfolio          0.34%        0.25%           0.04%        0.63%        0.01%        0.62%
 Davis Venture Value Portfolio             0.71%        0.15%           0.04%        0.90%        0.00%        0.90%
 Harris Oakmark Focused Value Portfolio    0.72%        0.25%           0.05%        1.02%        0.00%        1.02%
 Jennison Growth Portfolio                 0.63%        0.25%           0.05%        0.93%        0.00%        0.93%
 MetLife Stock Index Portfolio             0.25%        0.25%           0.05%        0.55%        0.01%        0.54%
 Western Asset Management U.S.             0.50%        0.25%           0.07%        0.82%        0.00%        0.82%
  Government
 Portfolio

                                          MANAGEMENT   12B-1/SERVICE      OTHER
                                             FEES           FEES       EXPENSES(1)
                                         ------------ --------------- -------------
MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS(2)
 MetLife Defensive Strategy Portfolio(6)   0.10%        0.25%          0.03%
 MetLife Moderate Strategy Portfolio(6)    0.08%        0.25%          0.02%
 MetLife Balanced Strategy Portfolio(6)    0.07%        0.25%          0.01%
 MetLife Growth Strategy Portfolio(6)      0.07%        0.25%          0.01%
 MetLife Aggressive Strategy               0.09%        0.25%          0.02%
  Portfolio(6)



                                                                                  NET TOTAL
                                                                                   ANNUAL
                                                                                  PORTFOLIO
                                                                       NET        EXPENSES
                                            TOTAL     CONTRACTUAL     TOTAL       INCLUDING
                                            ANNUAL      EXPENSE       ANNUAL     EXPENSES OF
                                          PORTFOLIO     SUBSIDY     PORTFOLIO    UNDERLYING
                                           EXPENSES   OR DEFERRAL    EXPENSES   PORTFOLIOS(6)
                                         ----------- ------------- ----------- --------------
MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS(2)
 MetLife Defensive Strategy Portfolio(6)  0.38%       0.03%         0.35%       0.98%
 MetLife Moderate Strategy Portfolio(6)   0.35%       0.00%         0.35%       1.02%
 MetLife Balanced Strategy Portfolio(6)   0.33%       0.00%         0.33%       1.03%
 MetLife Growth Strategy Portfolio(6)     0.33%       0.00%         0.33%       1.09%
 MetLife Aggressive Strategy              0.36%       0.01%         0.35%       1.13%
  Portfolio(6)



The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2007, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2008 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2006.


(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are:
    0.02% for the Legg Mason Value Equity Portfolio; and 0.04% for the RCM Technology Portfolio.


(2) Other Expenses for the Met Investors Series Trust portfolios have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.


(3) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.


(4) The fees and expenses shown in the table are annualized, based on the portfolio's May 1, 2006 start date.


(5) Other Expenses for the Metropolitan Series Fund, Inc. portfolios have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(6) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the

    Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the

    Portfolio invests, including the management fee. The weighted averages of the total operating expenses of the underlying portfolios, after any
                                                               -----
    applicable fee waivers and expense reimbursements, as of December 31,

    2006, were: 0.63% for the MetLife Defensive Strategy Portfolio, 0.67% for

    the MetLife Moderate Strategy Portfolio, 0.70% for the MetLife Balanced

    Strategy Portfolio, 0.76% for the MetLife Growth Strategy Portfolio and

    0.78% for the MetLife Aggressive Strategy Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee
                                                     ------
    waivers and expense reimbursements, as of December 31, 2006, were: 1.01% for the MetLife Defensive Strategy Portfolio, 1.02% for the MetLife Moderate Strategy Portfolio, 1.03% for the MetLife Balanced Strategy Portfolio, 1.09% for the MetLife Growth Strategy Portfolio and 1.14% for the MetLife Aggressive Strategy Portfolio. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A contract owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$1,230      (a)$2,155      (a)$3,093      (a)$5,691
       (b)$1,110      (b)$1,805      (b)$2,530      (b)$4,673


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$530      (a)$1,615      (a)$2,733      (a)$5,691
   (b)$410      (b)$1,265      (b)$2,170      (b)$4,673


CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$1,012      (a)$1,492      (a)$1,976      (a)$3,383
        (b)$ 891      (b)$1,130      (b)$1,374      (b)$2,191


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                     Time Periods
   1 year       3 years       5 years       10 years
------------   ---------   ------------   ------------
   (a)$312      (a)$952     (a)$1,616      (a)$3,383
   (b)$191      (b)$590     (b)$1,014      (b)$2,191




The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Tax Status.")



The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits - Guaranteed Minimum Accumulation Benefit," "Living Benefits - Guaranteed Withdrawal Benefit," and "Annuity Payments (The Income Phase) -

Guaranteed Minimum Income Benefit").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us (the current minimum rate on the fixed account is 3%, but the minimum rate may be lower based on your state and/or the issue date of your contract and, therefore, may be lower for certain contracts). If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.



The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.



As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). You should discuss this with your registered representative.



PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract unless you have elected an electronic funds transfer program approved by us, in which case the minimum initial purchase payment for a non-qualified contract is $500.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.



o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.



We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE



We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.



ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:


o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or


o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or DCA program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.



If you choose the Guaranteed Minimum Income Benefit Plus rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).


If you choose the Lifetime Withdrawal Guarantee rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the fixed account, the BlackRock Money Market Portfolio, and/or the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).


Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information
- Requests and Elections.")



FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS



From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional purchase payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in the current prospectus for the new contract. The fees and charges in the new contract may be higher (or lower) and the benefits may be different. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.



Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS

The contract offers 31 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, AND INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


Each of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Each investment portfolio's 12b-1 Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.


We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. In some cases, we have included investment portfolios based on recommendations made by selling firms.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT

RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




MET INVESTORS SERIES TRUST (CLASS B)


Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:



     Met/AIM Small Cap Growth Portfolio

     Goldman Sachs Mid-Cap Value Portfolio

     Harris Oakmark International Portfolio


     Lazard Mid-Cap Portfolio

     Legg Mason Partners Aggressive Growth Portfolio

         (formerly Legg Mason Aggressive Growth Portfolio)


     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio


     RCM Technology Portfolio

         (formerly RCM Global Technology Portfolio)


     T. Rowe Price Mid-Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid-Cap Growth Portfolio

     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class E, as noted, portfolios are available under the contract:


     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)


     Harris Oakmark Focused Value Portfolio

     Jennison Growth Portfolio

     MetLife Stock Index Portfolio


     Western Asset Management U.S. Government Portfolio



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -

Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).



o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.



o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Annuity Payments (The Income Phase) - Description of GMIB Plus - Allocation Limitations."



o If you have elected to add the Lifetime Withdrawal Guarantee rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Living Benefits - Guaranteed Withdrawal Benefit - Description of the Lifetime Withdrawal Guarantee - Investment Allocation Restrictions."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."



During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:


o  The credited interest rate is equal to the guaranteed minimum rate;


o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.



MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Met/AIM Small Cap Growth, Harris Oakmark International, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, MFS (Reg. TM) Emerging Markets Equity, MFS (Reg. TM) Research International, and Third Avenue Small Cap Value Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.


The two dollar cost averaging programs are:


1.    STANDARD DOLLAR COST AVERAGING (DCA)


     This program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.

You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus rider or the GMAB rider.


2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple purchase payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.



The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a business day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the investment portfolios on the next business day. EDCA interest will not be credited on the transfer amount between the selected day and the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.



If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.

THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. This program is not available if you have selected the GMAB rider.



EXAMPLE:


   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Legg Mason Partners Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Legg Mason Partners Aggressive Growth Portfolio to increase those holdings to 60%.



DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM



The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.


METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------



     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives and policies, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's target allocation between equity and fixed income securities, including the allocation among sub-classes of these asset classes, based on the portfolio's risk profile. At the same time, Met Investors Advisory will also consider whether to make changes to each portfolio's underlying investment portfolio target. (See the fund prospectus for a description of each portfolio's target allocation.)


Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.



VOTING RIGHTS



We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.



SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES



SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase).



MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2003, the Mortality and Expense Charge on an annual basis is 1.15% of the average daily net asset value of each investment portfolio.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:



      Annual Step-Up Death Benefit         0.20%
      Compounded-Plus Death Benefit        0.35%
      Additional Death Benefit -
Earnings
  Preservation Benefit                     0.25%


For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each investment portfolio.


ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit ("GMIB") that you can select when you purchase the contract. There are three different versions of the GMIB under this contract (a maximum of two of which are available in your state): GMIB I, GMIB II and GMIB Plus.



If you select the GMIB Plus rider, we will assess a charge during the accumulation phase equal to 0.80% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. If your income base is increased due to an Optional Reset, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but no more than a maximum of 1.50% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for more information). For contracts issued prior to February 26, 2007 for which the GMIB Plus was elected, the rider charge equals 0.75% of the income base.


If you select the GMIB II or GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed. For contracts issued from May 1, 2003 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit".) For contracts issued on and after May 1, 2005, the rider charge will not be reduced if you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the income base.


The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.



GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE



We offer an optional Guaranteed Withdrawal Benefit ("GWB") that you can select when you purchase the contract. There are three different versions of the GWB under this contract (a maximum of two of which are available in your state):
GWB I, Enhanced GWB, and Lifetime Withdrawal Guarantee. If you elect a GWB rider, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the GWB I or Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of Guaranteed Withdrawal Benefit I") on the applicable contract anniversary, prior to taking into account any

Optional Reset occurring on such contract anniversary. The charge for the Lifetime Withdrawal Guarantee rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit -
Description of the Lifetime Withdrawal Guarantee" below) on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The GWB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Enhanced GWB or Lifetime Withdrawal Guarantee rider is cancelled following an eligible contract anniversary pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the contract anniversary to the date the cancellation takes effect.


If you elect an Optional Reset on the 3rd contract anniversary under the GWB I or Enhanced GWB rider, or thereafter as permitted, we may increase the rider charge to the GWB I/Enhanced GWB rider charge applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the rider charge to the Lifetime Withdrawal Guarantee charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


If the GWB I or Enhanced GWB rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of Guaranteed Withdrawal Benefit I") equals zero. If the Lifetime Withdrawal Guarantee rider is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of the Lifetime Withdrawal Guarantee") equals zero.



GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE



We offer a Guaranteed Minimum Accumulation Benefit ("GMAB") rider that you can select when you purchase the contract. If you elect the GMAB, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior contract year. The GMAB rider charge is deducted from your account value pro rata from your contract's MetLife Asset Allocation Program portfolio and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value or you apply your account value to an annuity option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.



WITHDRAWAL CHARGE


During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then


2.    The free withdrawal amount described below; then


3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7

  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.



We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.



NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.



NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital

Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).



When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us.


Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.


ANNUITY PAYMENTS



You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.



If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:



1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and



3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.



Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)



When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.


In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.


If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.



If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.



You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.



OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.



OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.



In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.




VARIABLE ANNUITY PAYMENTS

The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.



FIXED ANNUITY PAYMENTS

The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.


GUARANTEED MINIMUM INCOME BENEFIT


At the time you buy the contract, you may elect a Guaranteed Minimum Income Benefit ("GMIB"). We offer three different versions of the Guaranteed Minimum Income Benefit (GMIB I, GMIB II and GMIB Plus), A MAXIMUM OF TWO OF WHICH ARE OFFERED IN ANY PARTICULAR STATE. Version I is known as GMIB I, version II is known as GMIB II and version III is known as GMIB Plus. All three versions of the GMIB are described below; however, GMIB I is only offered in states where GMIB II has not yet been approved. For contracts issued prior to February 26, 2007, we offered a version of GMIB Plus that is no longer available, as described below. Please check with your registered representative regarding which versions are available in your state. You may not have this benefit and a GWB or GMAB rider in effect at the same time.



It is important to recognize that the "income base" (as described below) that is guaranteed by the GMIB is not available for cash withdrawals and does not establish or guarantee your account value or a minimum return for any investment portfolio. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.



The amount of the benefit is determined by applying the income base (described below) at the time of exercise of the rider to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the annuity option you select. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB II, GMIB Plus or GMIB I produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, you will receive the higher annuity payments. Your registered representative can provide you an illustration of the amounts you would receive if you exercised the rider.


The Guaranteed Principal Option of GMIB Plus does guarantee a minimum account value after a 10-year waiting period that is available for cash withdrawals. If you exercise the Guaranteed Principal Option after the waiting period, this guarantee applies in lieu of receiving GMIB payments.



(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB II


The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30 day period following the contract anniversary on or following the owner's 85th birthday. The GMIB II is only available for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. Once elected, the rider cannot be terminated except as discussed below.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or



         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)



In determining the GMIB II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary on or following the owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.


OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB II annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB II annuity payments.


EXERCISING THE GMIB II RIDER. If you exercise the GMIB II, you must elect to receive annuity payments under one of the following fixed annuity options:


(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:



 Age at Annuitization    Guarantee Period
---------------------   -----------------
          80                    9
          81                    8
          82                    7
          83                    6
       84 and 85                5


(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")



These options are described in the contract and the GMIB II rider.


If you exercise the GMIB II, your annuity payments will be the greater of:


o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


If you choose not to receive annuity payments as guaranteed under the GMIB II, you may elect any of the annuity options available under the contract.


TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary on or following your 85th birthday;


    b)    The date you make a complete withdrawal of your account value;


    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II;


    d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or


    e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.


When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.


DESCRIPTION OF GMIB PLUS



The GMIB Plus is identical to the GMIB II, described above, with the following differences: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 6% per year through the contract anniversary on or following the owner's 85th birthday, and (b) the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB II" above will be set equal to the dollar amount of total withdrawals in such contract year provided that such total withdrawals do not exceed 6% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year; (2) you may exercise a "GUARANTEED PRINCIPAL OPTION," in which case you will receive an additional amount to be added to the account value in lieu of taking GMIB payments; (3) you may be permitted to periodically reset the Annual Increase Amount; (4) you are limited to allocating your account value to certain investment choices and you may not participate in the Standard Dollar Cost Averaging (DCA) program; (5) the termination provisions are expanded; and (6) the additional charge for the GMIB Plus is 0.80% of the income base (with a maximum charge of 1.50% of the income base applicable upon the exercise of the Optional Reset feature). A description of certain of these features follows.


NOTE: For contracts issued prior to February 26, 2007, we offered a version of the GMIB Plus that is no longer available. The prior version of the GMIB Plus differs from the current version with respect to the calculation of the Annual Increase Amount and the applicable rider charge. Specifically: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday, and (b) the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB II" above will be set equal to the dollar amount of total withdrawals in such contract year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year; and (2) the additional charge for the GMIB Plus is 0.75% of the income base (with a maximum charge of 1.50% of the income base applicable upon the exercise of the Optional Reset feature).



GUARANTEED PRINCIPAL OPTION. Starting with the tenth contract anniversary prior to the owner's 86th birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.



The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. It is important to note that only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus for this feature.


The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue, and the GMIB Plus allocation limitations, described below, will no longer apply.


OPTIONAL RESET (FOR CONTRACTS ISSUED ON OR AFTER FEBRUARY 27, 2006). On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. Such a reset may be beneficial if your account value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus by restarting the waiting period, and the GMIB Plus rider charge will be reset to the fee we charge new contract purchasers for the same GMIB Plus rider at that time. An Optional Reset is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


NOTE: For contracts issued prior to February 26, 2007, an Optional Reset may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount.


You may elect either, 1) a one-time Optional Reset at any contract anniversary provided the above requirements are met, or 2) Optional Resets to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each automatic step-up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above.


We must receive your request to exercise the Optional Reset in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Reset to occur on that contract anniversary. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus rider and will allow Optional Resets to those purchasers even if this benefit is no longer offered for this class of contract.



The Optional Reset will:


(1) reset the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Reset election;


(2) reset the GMIB Plus waiting period to the tenth contract anniversary following the date the Optional Reset took effect; and



(3) reset the GMIB Plus rider charge to the then current level we charge for the same GMIB Plus rider at the time of the reset, up to the Maximum Optional Reset charge (not to exceed 1.50%).



On the date of the reset, the account value on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.



OPTIONAL RESET (FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 27, 2006). If your contract was issued prior to February 27, 2006, you may elect an Optional Reset as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract annivesary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. Subject to state approval of the endorsement, we will endorse your contract to change the frequency of permitted Optional Resets from every three years to every year and give you the option to elect Automatic Annual Step-Ups, as described above under "Optional Reset (for contracts issued on or after February 27, 2006)."


ALLOCATION LIMITATIONS. If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the following investment portfolios:



(1)    the MetLife Defensive Strategy Portfolio,


(2)    the MetLife Moderate Strategy Portfolio,


(3)    the MetLife Balanced Strategy Portfolio, or


(4)    the MetLife Growth Strategy Portfolio

You may also elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios.


TERMINATION PROVISIONS. GMIB Plus will terminate upon the effective date of the Guaranteed Principal Option in addition to the other termination provisions described above under "Terminating the GMIB II Rider." Also, for GMIB Plus only the following replaces termination provision e) above;


o a change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the contract, unless we agree otherwise.



(See Appendix D for examples illustrating the operation of the GMIB Plus.)



DESCRIPTION OF GMIB I


You can only elect the GMIB I at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or


         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.


(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.


It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB I payments and charges for the GMIB I rider.


OWNERSHIP. While the GMIB I rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the income base and GMIB I payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.


EXERCISING THE GMIB I RIDER. When you elect to receive annuity payments under the GMIB I, you have your choice of two fixed annuity options:


(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:

  Age at Annuitization             Guarantee Period
--------------------------------   -----------------
           80                              9
           81                              8
           82                              7
           83                              6
        84 and 85                          5


(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")



Upon the exercise of the GMIB I, your annuity payments will be the greater of:


o The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or


o The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:


o The date you elect to receive annuity payments either under the GMIB I rider or the contract;


o The 30th day following the contract anniversary immediately after your 85th birthday;


o  The date you make a complete withdrawal of your account value;


o Death of the owner or death of the annuitant if a non-natural person owns the contract; or


o A change for any reason of the owner, joint owner or the annuitant, if a non-natural person, owns the contract.



MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.



When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.


GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS



The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase (and, for the GMIB Plus, after an Optional Reset) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.


Additionally, the GMIB is not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death; however, the GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised.

6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata GMIB, GWB or GMAB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.



We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect. We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.



How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;



o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or



o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

GUARANTEED WITHDRAWAL BENEFIT



We offer an optional Guaranteed Withdrawal Benefit ("GWB") for an additional charge. There are three versions of the GWB under this contract:



o  Guaranteed Withdrawal Benefit I ("GWB I")



o  Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")


o  Lifetime Withdrawal Guarantee


If you purchase the GWB, you must elect one version at the time you purchase the contract, prior to age 86. A MAXIMUM OF TWO VERSIONS OF THE GWB ARE OFFERED IN ANY PARTICULAR STATE. All three versions of the GWB are described below; however, GWB I is only offered in states where Enhanced GWB has not yet been approved. (The description of GWB I in this prospectus is based on an endorsement to the original GWB I rider that has been applied to all contracts previously issued with the GWB I rider.) Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below in the description of each version of the GWB.


Each version of the GWB rider guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee" below.)


THE GWB GUARANTEE MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) under the GWB I and Enhanced GWB riders, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee rider, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee -

Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")




IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE) UNTIL TERMINATION OF THE RIDER.


o IF THE GWB I OR ENHANCED GWB RIDER IS IN EFFECT, THE GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS.


o IF THE LIFETIME WITHDRAWAL GUARANTEE RIDER IS IN EFFECT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS THAT DO NOT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR. WITHDRAWALS THAT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR MAY DECREASE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT.


IF THE LIFETIME WITHDRAWAL GUARANTEE RIDER IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE GWB RIDER CHARGE EVEN IN THE CASE WHERE YOUR REMAINING GUARANTEED WITHDRAWAL AMOUNT, AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE GWB I OR ENHANCED GWB RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO.


The tax treatment of withdrawals under the GWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base (Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the account value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.



DESCRIPTION OF GUARANTEED WITHDRAWAL BENEFIT I



BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the GWB I rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial purchase payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent purchase payment, and by the 5% GWB Bonus
     Amount;



o Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charge) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and



o If a Benefit Paid from your contract is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

(See section A of Appendix E for examples of how withdrawals affect the Benefit Base.)



ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.



It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals (including any applicable withdrawal charge) during a contract year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. This reduction may be significant. Furthermore, because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections B and C of Appendix E for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.



GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken.

Starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your account value is larger than the Benefit Base immediately before the reset. You may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;


o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the GWB I rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 0.95%.



An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the GWB I rider charge. However, locking in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Therefore, generally it may be beneficial to reset your Benefit Base only if your account value exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current GWB I rider charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


We must receive your request for an Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) within the 30-day period ending on the day before the applicable contract anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years following receipt of the applicable purchase payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TERMINATION OF THE GWB I RIDER. The GWB I rider will terminate upon the earliest of:




(1)    the date you make a full withdrawal of your account value;




(2)    the date you apply all of your account value to an annuity option;




(3) the date there are insufficient funds to deduct the GWB I rider charge from your account value (whatever account value is available will be applied to pay the annual GWB I rider charge);




(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;




(5) a change of the owner or joint owner (or the annuitant if the owner is a non-natural person) for any reason; or


(6)    the termination of your contract.

ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB I rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the GWB I rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB I rider charge; or (3) the contract owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.



DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT



In states where approved, we currently offer the Enhanced GWB rider instead of the GWB I rider. This version is the same as the GWB I rider described above, except with the ability to cancel the rider within a 90-day period following the fifth contract anniversary. A description of this feature follows.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB rider, you may not re-elect it.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE


In states where approved, we offer the Lifetime Withdrawal Guarantee rider. The Lifetime Withdrawal Guarantee rider is an optional rider that may be elected instead of the GWB I rider or Enhanced GWB rider. You should carefully consider which version of the GWB may be best for you. Here are some of the differences between the Lifetime

Withdrawal Guarantee rider and the GWB I and Enhanced GWB riders:


o Guaranteed Payments for Life. So long as you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees that we will make payments to you over your lifetime (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.


o Automatic Annual Step-Ups. In contrast to the GWB I rider and the Enhanced GWB rider, which offer an optional reset beginning with the 3rd contract anniversary prior to the owner's 86th birthday, the Lifetime Withdrawal Guarantee provides automatic resets on each contract anniversary prior to the owner's 86th birthday (and offers the owner the ability to opt out of the resets).


o Withdrawal Rates. The Lifetime Withdrawal Guarantee rider uses a 5% Withdrawal Rate to determine the Annual Benefit Payment. The GWB I and Enhanced GWB riders use a 7% Withdrawal Rate to determine the Annual Benefit Payment.


o Cancellation. The Lifetime Withdrawal Guarantee rider also provides the ability to cancel the rider every five contract years for the first 15 contract years and annually thereafter. The Enhanced GWB rider offers only one opportunity to cancel the rider (on the fifth contract anniversary), and the GWB I rider does not offer the ability to cancel the rider.


o Investment Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and certain investment portfolios (see "Investment Allocation Restrictions" below in this section).


In considering whether to purchase the Lifetime Withdrawal Guarantee rider, you must consider your desire for protection and the cost of the rider with the possibility that had you not purchased the rider, your account value may be higher. In considering the benefit of the lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have a significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any GWB rider, the Lifetime Withdrawal Guarantee rider, however, does not assure that you will receive strong, let alone any, return on your investments.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The TOTAL GUARANTEED WITHDRAWAL AMOUNT is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments. Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. If, however, a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Total Guaranteed Withdrawal Amount).


5% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments, and decreased by the amount of each withdrawal (including any applicable withdrawal charges) regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. The Remaining Guaranteed

Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described above. If a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount).


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero.


You should carefully consider when to begin taking withdrawals if you have elected the Lifetime Withdrawal Guarantee. If you begin taking withdrawals too soon, you may limit the value of the Lifetime Withdrawal Guarantee. For example, your Total Guaranteed Withdrawal Amount is no longer increased by the 5% Compounding Income Amount once you make your first withdrawal. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.


At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. This may provide higher income amounts and/or different tax treatment than the payments received under the Lifetime Withdrawal Guarantee rider.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% Compounding Income Amount, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.


It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a contract year exceed the Annual Benefit Payment. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount may be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. In addition, as noted above, if a withdrawal results in cumulative withdrawals for the current contract year exceeding the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount). These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).


The Automatic Annual Step-Up will:


o reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the Step-Up, up to a maximum of $5,000,000;


o reset the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up; and


o reset the Lifetime Withdrawal Guarantee rider charge to the charge applicable to contract purchases of the same rider at the time of the Step-Up, up to a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the Step-Up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $5,000,0000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,0000.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


(1)    MetLife Defensive Strategy Portfolio


(2)    MetLife Moderate Strategy Portfolio


(3)    MetLife Balanced Strategy Portfolio


(4)    MetLife Growth Strategy Portfolio


(5)    BlackRock Money Market Portfolio


You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above listed investment portfolios you have chosen.


JOINT LIFE VERSION. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available for a charge of 0.70% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.40%). Like the Single Life version of the Lifetime Withdrawal Guarantee rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit - Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the Lifetime Withdrawal Guarantee would not apply.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the eligible contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee rider charge, and the investment allocation restrictions described above will no longer apply. The variable annuity contract, however, will continue.


If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any eligible contract anniversary thereafter, we will add a GUARANTEED PRINCIPAL ADJUSTMENT to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make additional purchase payments after the 120 day period and are purchasing the Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met);


(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider; or


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death).


Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted and the Lifetime Withdrawal Guarantee investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. If the owner or joint owner should die while the Lifetime Withdrawal Guarantee rider is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider that can be taken in a lump sum. The Lifetime Withdrawal Guarantee death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals. If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each contract year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your account value;
(2) your account value is insufficient to pay the Lifetime Withdrawal Guarantee rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.


GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS


In the event the Lifetime Withdrawal Guarantee is made available for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) and the beneficiary, as required under tax rules, is to receive required minimum distributions prior to attaining age 59 1/2, the required minimum distributions received from the contract will have the effect of eliminating the lifetime payments under the Lifetime Withdrawal Guarantee. Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. Therefore the Lifetime Withdrawal Guarantee is not appropriate for purchase under a decedent's IRA by a beneficiary who has not attained age 59 1/2.


Note that the GWB I, Enhanced GWB, and Lifetime Withdrawal Guarantee are not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract.

(See Appendix E for examples of the GWB.)


GUARANTEED MINIMUM ACCUMULATION BENEFIT


In states where approved, you may elect the Guaranteed Minimum Accumulation Benefit ("GMAB") as an optional rider to your contract. The GMAB guarantees that your account value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your account value so that it is equal to the guaranteed amount.



If you elect the GMAB rider, we require you to allocate your purchase payments and all of your account value to one of the MetLife Asset Allocation Program
                                 ---
portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available MetLife Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of purchase payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you choose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:




                         Guaranteed
                           Amount           Years to
                       (% of Purchase         Rider
Portfolio                 Payments)       Maturity Date
-------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio    130%               10 years
MetLife Moderate
Strategy Portfolio    120%               10 years
MetLife Balanced
Strategy Portfolio    110%               10 years


For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options -

Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.



You may elect the GMAB rider when you purchase the contract, up through age 80. This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.



BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of account value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed

Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total account value.


     EXAMPLE:


   Assume your account value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the account value. Therefore, after the withdrawal, your account value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.



At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's account value to its Guaranteed Accumulation Amount. If the account value is less than the Guaranteed Accumulation Amount, we will contribute to your account value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).



If your account value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your account value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your account value is reduced to zero for any reason other than a full withdrawal of the account value or application of the entire account value to an annuity option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient account value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the account value.


Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day

GMAB Eligibility Period lose significant value, if the account value, which includes all purchase payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional purchase payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your account value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your account value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your account value is $11,000. We would not pay a Guaranteed Accumulation Payment because the account value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your account value to an annuity option; and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person), unless the beneficiary is the spouse of the owner and elects to continue the contract under the spousal continuation provisions of the contract.

Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.



GMAB AND DECEDENT CONTRACTS. Note that the GMAB is not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA contract (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.





8. PERFORMANCE

We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, and GMIB, GWB, or GMAB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, GMIB, GWB or GMAB rider charge, and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the GMIB, GWB, or GMAB riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the account value; or


(2)    the enhanced death benefit.


The enhanced death benefit is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                               Benefit Percentage



   Issue Age               Percentage
----------------------

   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.



If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).



A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.



We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable withdrawal charges. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the beneficiary at the end of the 60 day period.



If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.


DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").



10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.



It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders or GMAB rider), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.




The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:



o  made on or after the taxpayer reaches age 59 1/2;



o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.



OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2007, $4,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2007. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.



PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.



TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.



Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.


Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.



"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.



o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.



TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.



POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

METLIFE INVESTORS



MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating.


We are licensed to do business in the District of Columbia and all states except New Hampshire and New York.


We are a member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.



THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.



The amount of the guaranteed death benefit that exceeds the account value is paid from our general account. In addition, portions of the contract's guaranteed living benefits payable may exceed the amount of the account value and be paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of MetLife Investors.



DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.25% of Separate Account assets invested in the particular investment portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts.

Affiliated selling firms include Metropolitan Life Insurance Company (MLIC); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.


Sales representatives of our affiliate, MLIC, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MLIC sales represenatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MLIC sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MLIC sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MLIC sales managers also have an incentive to favor the sale of proprietary products.


We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2006, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


All other requests must be in written form, satisfactory to us.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.



The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.



JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit").



ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.



If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS



Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.




TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Experts

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2006. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1





                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.707674         11.610242         102,491.7650
  01/01/2004    to  12/31/2004       11.610242         12.197049         181,197.2843
  01/01/2005    to  12/31/2005       12.197049         13.035149         277,191.3564
  01/01/2006    to  12/31/2006       13.035149         14.692143         230,580.9637
============   ==== ==========       =========         =========         ============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998932         11.979835          82,643.9004
  01/01/2005    to  12/31/2005       11.979835         13.308023         109,134.2575
  01/01/2006    to  12/31/2006       13.308023         15.197948         107,157.0510
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.751972         11.763336         140,155.1290
  01/01/2004    to  12/31/2004       11.763336         13.994100         282,617.7601
  01/01/2005    to  12/31/2005       13.994100         15.780483         254,300.0924
  01/01/2006    to  12/31/2006       15.780483         20.071036         254,524.7291
============   ==== ==========       =========         =========         ============
 LAZARD MID-CAP SUB-ACCOUNT
  05/01/2003    to  12/31/2003        9.728989         12.034528          97,168.7707
  01/01/2004    to  12/31/2004       12.034528         13.589483         103,025.3216
  01/01/2005    to  12/31/2005       13.589483         14.495473         109,173.9178
  01/01/2006    to  12/31/2006       14.495473         16.408565         111,697.0879
============   ==== ==========       =========         =========         ============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  05/01/2003    to  12/31/2003        5.505944          6.717278         217,140.6072
  01/01/2004    to  12/31/2004        6.717278          7.189929         318,525.9078
  01/01/2005    to  12/31/2005        7.189929          8.060860         250,205.7032
  01/01/2006    to  12/31/2006        8.060860          7.818713         232,569.9866
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.247456         10.627269             0.0000
  01/01/2006    to  12/31/2006       10.627269         11.180916        20,868.2533
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988932         10.346428             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  05/01/2003    to  12/31/2003       14.697264         16.114631       174,836.8741
  01/01/2004    to  12/31/2004       16.114631         17.204948       322,326.4646
  01/01/2005    to  12/31/2005       17.204948         17.236958       733,629.4070
  01/01/2006    to  12/31/2006       17.236958         18.571397       713,747.7129
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  05/01/2003    to  12/31/2003       34.555426         43.114082       105,089.3259
  01/01/2004    to  12/31/2004       43.114082         47.937816       319,167.2202
  01/01/2005    to  12/31/2005       47.937816         48.925372       506,616.8607
  01/01/2006    to  12/31/2006       48.925372         56.884355       514,776.6184
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988932         10.485576         2,835.6493
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        7.334391          9.497588        82,477.5512
  01/01/2004    to  12/31/2004        9.497588         11.208267       444,669.7857
  01/01/2005    to  12/31/2005       11.208267         12.880848       666,038.5383
  01/01/2006    to  12/31/2006       12.880848         16.092474       603,044.2186
============   ==== ==========       =========         =========       ============
 MONEY MARKET SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.096666         10.032199        66,830.7497
  01/01/2004    to  12/31/2004       10.032199          9.965778        73,780.4515
  01/01/2005    to  04/30/2005        9.965778          9.982068             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998932         12.842253        65,680.1666
  01/01/2005    to  12/31/2005       12.842253         14.361086       221,739.4574
  01/01/2006    to  12/31/2006       14.361086         19.503665       213,770.9582
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.545686          7.969640       352,547.3249
  01/01/2004    to  12/31/2004        7.969640          8.370190       492,146.7140
  01/01/2005    to  12/31/2005        8.370190          8.651885       466,380.4449
  01/01/2006    to  12/31/2006        8.651885          9.190873       614,895.6744
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.442908         233,720.3985
  01/01/2004    to  12/31/2004       10.442908         11.236502         353,686.1928
  01/01/2005    to  12/31/2005       11.236502         11.245632         254,164.6757
  01/01/2006    to  12/31/2006       11.245632         11.143728         256,083.2801
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003    to  12/31/2003       11.613154         11.687477         239,224.2539
  01/01/2004    to  12/31/2004       11.687477         12.110712         749,670.7222
  01/01/2005    to  12/31/2005       12.110712         12.223413       1,536,060.8230
  01/01/2006    to  12/31/2006       12.223413         12.611070       1,628,841.7989
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.425734          7.727655          34,265.7492
  01/01/2004    to  11/19/2004        7.727655          7.945595          51,635.2834
============   ==== ==========       =========         =========       ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003    to  12/31/2003        3.305316          4.602892          41,536.8386
  01/01/2004    to  12/31/2004        4.602892          4.347370         132,215.9100
  01/01/2005    to  12/31/2005        4.347370          4.764097          90,973.8832
  01/01/2006    to  12/31/2006        4.764097          4.954155          92,431.7187
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        4.758231          6.128422         205,195.9994
  01/01/2004    to  12/31/2004        6.128422          7.127233         469,918.1630
  01/01/2005    to  12/31/2005        7.127233          8.064495       1,023,758.7198
  01/01/2006    to  12/31/2006        8.064495          8.451316       1,007,530.5651
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.471513         11.488494         157,715.4306
  01/01/2004    to  12/31/2004       11.488494         14.345408         239,512.5357
  01/01/2005    to  12/31/2005       14.345408         16.352461         290,544.6166
  01/01/2006    to  12/31/2006       16.352461         18.261325         297,320.2937
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998932         11.122514          66,323.9097
  01/01/2005    to  12/31/2005       11.122514         12.226213          44,462.4804
  01/01/2006    to  12/31/2006       12.226213         12.801545          46,370.7652
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998932         10.482927         508,181.0815
  01/01/2006    to  12/31/2006       10.482927         12.009028         730,654.8911
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.982136         10.094014           64,483.2823
  01/01/2006    to  12/31/2006       10.094014         10.417463          273,210.8711
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.781850          242,775.3304
  01/01/2004    to  12/31/2004       10.781850         11.934370          940,538.8111
  01/01/2005    to  12/31/2005       11.934370         12.974739        1,627,919.1262
  01/01/2006    to  12/31/2006       12.974739         14.652624        1,684,434.1394
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.989331          184,602.2509
  01/01/2004    to  12/31/2004       13.989331         15.141040          233,525.3521
  01/01/2005    to  12/31/2005       15.141040         16.396913          195,213.8691
  01/01/2006    to  12/31/2006       16.396913         18.156026          185,309.5425
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.762009          156,031.8871
  01/01/2004    to  12/31/2004        9.762009         10.496784          372,765.3957
  01/01/2005    to  12/31/2005       10.496784         11.764232          523,923.8640
  01/01/2006    to  12/31/2006       11.764232         11.905780          613,743.0869
============   ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.460062           30,174.7201
  01/01/2004    to  12/31/2004       10.460062         11.385874           62,937.5749
  01/01/2005    to  12/31/2005       11.385874         11.731023           91,588.8436
  01/01/2006    to  12/31/2006       11.731023         13.338443           95,416.7582
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.969806         15.964032                0.0000
  01/01/2006    to  12/31/2006       15.964032         16.375307              382.3422
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.303038         10.693251          164,585.3927
  01/01/2005    to  12/31/2005       10.693251         11.651175          581,229.6012
  01/01/2006    to  12/31/2006       11.651175         13.070727          654,091.7300
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.103167         10.397106        1,026,838.2730
  01/01/2005    to  12/31/2005       10.397106         10.994107        2,493,738.8778
  01/01/2006    to  12/31/2006       10.994107         12.152378        3,752,281.9320
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.943271         10.113107           25,869.8450
  01/01/2005    to  12/31/2005       10.113107         10.430055          114,834.5401
  01/01/2006    to  12/31/2006       10.430055         11.183762          188,059.5845
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.243077         10.608115        1,288,060.5410
  01/01/2005    to  12/31/2005       10.608115         11.426958        2,732,343.2028
  01/01/2006    to  12/31/2006       11.426958         12.813215        4,559,281.4958
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.013225         10.233375          241,279.7859
  01/01/2005    to  12/31/2005       10.233375         10.688727          777,624.5323
  01/01/2006    to  12/31/2006       10.688727         11.630632        1,141,012.3178
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.639989         11.473990         260,483.4454
  01/01/2004    to  12/31/2004       11.473990         11.981598         340,065.9128
  01/01/2005    to  12/31/2005       11.981598         12.728544         284,898.6440
  01/01/2006    to  12/31/2006       12.728544         14.260960         246,871.7946
============   ==== ==========       =========         =========         ============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998438         11.931716         133,009.4275
  01/01/2005    to  12/31/2005       11.931716         13.175555         127,028.8005
  01/01/2006    to  12/31/2006       13.175555         14.956929         133,000.0339
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.683960         11.625277         380,772.7126
  01/01/2004    to  12/31/2004       11.625277         13.746952         430,732.8361
  01/01/2005    to  12/31/2005       13.746952         15.409353         354,309.2494
  01/01/2006    to  12/31/2006       15.409353         19.482154         312,515.3022
============   ==== ==========       =========         =========         ============
 LAZARD MID-CAP SUB-ACCOUNT
  05/01/2003    to  12/31/2003        9.653416         11.893317         252,033.9427
  01/01/2004    to  12/31/2004       11.893317         13.349490         199,024.9843
  01/01/2005    to  12/31/2005       13.349490         14.154574         156,263.8409
  01/01/2006    to  12/31/2006       14.154574         15.927114         147,604.3052
============   ==== ==========       =========         =========         ============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  05/01/2003    to  12/31/2003        5.448004          6.620031         659,293.7894
  01/01/2004    to  12/31/2004        6.620031          7.043338         568,209.4072
  01/01/2005    to  12/31/2005        7.043338          7.849430         433,969.7607
  01/01/2006    to  12/31/2006        7.849430          7.568189         375,516.3553
============   ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246282         10.616793           2,002.7801
  01/01/2006    to  12/31/2006       10.616793         11.103240          15,165.4620
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988438         10.304828           3,867.0656
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  05/01/2003    to  12/31/2003       14.542867         15.881558         598,811.8673
  01/01/2004    to  12/31/2004       15.881558         16.854422         627,149.8832
  01/01/2005    to  12/31/2005       16.854422         16.785051         418,969.1869
  01/01/2006    to  12/31/2006       16.785051         17.976644         377,830.9449
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  05/01/2003    to  12/31/2003       34.192095         42.490294         341,376.5167
  01/01/2004    to  12/31/2004       42.490294         46.960946         344,306.4949
  01/01/2005    to  12/31/2005       46.960946         47.642491         292,601.0808
  01/01/2006    to  12/31/2006       47.642491         55.062441         288,901.2803
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988438         10.443386           3,848.0428
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        7.257269          9.360152         222,073.2009
  01/01/2004    to  12/31/2004        9.360152         10.979856         426,569.1466
  01/01/2005    to  12/31/2005       10.979856         12.543118         342,726.8846
  01/01/2006    to  12/31/2006       12.543118         15.577096         310,122.8863
============   ==== ==========       =========         =========       ==============
 MONEY MARKET SUB-ACCOUNT
  05/01/2003    to  12/31/2003        9.990560          9.887032         304,112.7764
  01/01/2004    to  12/31/2004        9.887032          9.762657          93,724.0831
  01/01/2005    to  04/30/2005        9.762657          9.759505               0.0000
============   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998438         12.790697         147,425.6869
  01/01/2005    to  12/31/2005       12.790697         14.218141         133,742.7889
  01/01/2006    to  12/31/2006       14.218141         19.194490         132,911.5595
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.476827          7.854290       1,094,970.7307
  01/01/2004    to  12/31/2004        7.854290          8.199570       1,170,419.1560
  01/01/2005    to  12/31/2005        8.199570          8.424977         892,127.0772
  01/01/2006    to  12/31/2006        8.424977          8.892595         910,892.6432
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.401088         608,509.8350
  01/01/2004    to  12/31/2004       10.401088         11.124393         827,824.6975
  01/01/2005    to  12/31/2005       11.124393         11.067004         552,429.7063
  01/01/2006    to  12/31/2006       11.067004         10.901273         537,207.9281
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003    to  12/31/2003       11.491153         11.518393         789,557.8663
  01/01/2004    to  12/31/2004       11.518393         11.863917         812,494.9265
  01/01/2005    to  12/31/2005       11.863917         11.902882         646,631.6028
  01/01/2006    to  12/31/2006       11.902882         12.207117         585,550.2474
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.358161          7.615832         193,664.6165
  01/01/2004    to  11/19/2004        7.615832          7.789155         264,344.9394
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003    to  12/31/2003        3.270487          4.536216         122,905.1606
  01/01/2004    to  12/31/2004        4.536216          4.258682         283,167.5172
  01/01/2005    to  12/31/2005        4.258682          4.639082         230,903.0364
  01/01/2006    to  12/31/2006        4.639082          4.795367         163,244.9070
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        4.708135          6.039673         756,611.6907
  01/01/2004    to  12/31/2004        6.039673          6.981901         591,807.1868
  01/01/2005    to  12/31/2005        6.981901          7.852952         598,574.9466
  01/01/2006    to  12/31/2006        7.852952          8.180513         573,069.1221
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.429221         11.385490         502,413.5804
  01/01/2004    to  12/31/2004       11.385490         14.131572         462,454.9926
  01/01/2005    to  12/31/2005       14.131572         16.012689         377,094.0003
  01/01/2006    to  12/31/2006       16.012689         17.775216         345,165.9059
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998438         11.077804          98,920.2506
  01/01/2005    to  12/31/2005       11.077804         12.104461          77,624.4304
  01/01/2006    to  12/31/2006       12.104461         12.598415          69,911.0420
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998438         10.440811          40,290.3754
  01/01/2006    to  12/31/2006       10.440811         11.889440          89,322.9589
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.759091          9.829291         137,056.0915
  01/01/2006    to  12/31/2006        9.829291         10.083745         359,479.0254
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.466410         10.625867         846,109.7706
  01/01/2004    to  12/31/2004       10.625867         11.691186       1,119,896.1890
  01/01/2005    to  12/31/2005       11.691186         12.634573       1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573         14.183373       1,089,614.0542
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.824616         13.787013         646,623.9795
  01/01/2004    to  12/31/2004       13.787013         14.832557         539,145.4642
  01/01/2005    to  12/31/2005       14.832557         15.967065         422,064.0253
  01/01/2006    to  12/31/2006       15.967065         17.574617         362,659.5132
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.028934          9.674439         416,549.8094
  01/01/2004    to  12/31/2004        9.674439         10.340233         480,073.4891
  01/01/2005    to  12/31/2005       10.340233         11.519694         397,023.3546
  01/01/2006    to  12/31/2006       11.519694         11.588731         361,058.9605
============   ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.560748         10.337295         201,383.4761
  01/01/2004    to  12/31/2004       10.337295         11.184770         243,847.2311
  01/01/2005    to  12/31/2005       11.184770         11.455096         206,098.9303
  01/01/2006    to  12/31/2006       11.455096         12.947028         179,713.2007
============   ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.993974         14.929039              55.3420
  01/01/2006    to  12/31/2006       14.929039         15.222294           2,816.2629
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.299826         10.683074         854,286.2431
  01/01/2005    to  12/31/2005       10.683074         11.570684       1,085,604.0976
  01/01/2006    to  12/31/2006       11.570684         12.903002         982,017.6110
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.100015         10.387206       1,652,136.3990
  01/01/2005    to  12/31/2005       10.387206         10.918136       3,503,926.6874
  01/01/2006    to  12/31/2006       10.918136         11.996419       4,321,235.4166
============   ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.940166         10.103473         237,400.2227
  01/01/2005    to  12/31/2005       10.103473         10.357964       1,551,394.7620
  01/01/2006    to  12/31/2006       10.357964         11.040211       1,598,217.3594
============   ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.239883         10.598018       2,470,811.3740
  01/01/2005    to  12/31/2005       10.598018         11.348007       3,576,428.7736
  01/01/2006    to  12/31/2006       11.348007         12.648785       4,554,633.4817
============   ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.010099         10.223628         880,821.1168
  01/01/2005    to  12/31/2005       10.223628         10.614857       1,549,485.5517
  01/01/2006    to  12/31/2006       10.614857         11.481355       1,827,127.5085
============   ==== ==========       =========         =========       ==============

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B)



Met Investors Series Trust is managed by Met Investors Advisory LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:



MET/AIM SMALL CAP GROWTH PORTFOLIO


SUBADVISER: AIM Capital Management, Inc.


INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.


GOLDMAN SACHS MID-CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid-Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.



LAZARD MID-CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.


LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO (formerly Legg Mason Aggressive Growth Portfolio)


SUBADVISER: ClearBridge Advisors, LLC (formerly Janus Capital Management LLC)


INVESTMENT OBJECTIVE: The Legg Mason Partners Aggressive Growth Portfolio seeks capital appreciation.



LEGG MASON VALUE EQUITY PORTFOLIO


SUBADVISER: Legg Mason Capital Management, Inc.



INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.



LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.



INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.



LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

NEUBERGER BERMAN REAL ESTATE PORTFOLIO


SUBADVISER: Neuberger Berman Management, Inc.


INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.



RCM TECHNOLOGY PORTFOLIO (formerly RCM Global Technology Portfolio)


SUBADVISER: RCM Capital Management LLC


INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.



T. ROWE PRICE MID-CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.


TURNER MID-CAP GROWTH PORTFOLIO


SUBADVISER: Turner Investment Partners, Inc.


INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.


VAN KAMPEN COMSTOCK PORTFOLIO



SUBADVISER: Morgan Stanley Investment Management, Inc.



INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.


METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:


BLACKROCK MONEY MARKET PORTFOLIO



SUBADVISER: BlackRock Advisors, LLC



INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


HARRIS OAKMARK FOCUSED VALUE PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.


JENNISON GROWTH PORTFOLIO


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


METLIFE STOCK INDEX PORTFOLIO



SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.



WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO


SUBADVISER: Western Asset Management Company



INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)



In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:


METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks growth of capital.



METLIFE AGGRESSIVE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.


6-MONTH EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            12000               2000              10000            10000
    2                                2000               8095             8095
    3                                2000               6172             6172
    4             6000               3000               9230             3230           6000
    5                                3000               6309              261           6048
    6                                3000               3359                0           3359
    7                                3000                386                0            386
    8                                 389                  0                0              0
    9                                   0                  0                0              0
   10                                   0                  0                0              0
   11                                   0                  0                0              0
   12                                   0                  0                0              0
   13                                   0                  0                0              0
   14                                   0                  0                0              0
   15                                   0                  0                0              0

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            24000               2000              22000            22000
    2                                2000              20209            20209
    3                                2000              18401            18401
    4                                2000              16575            16575
    5                                2000              14732            14732
    6            12000               3000              23872            11872          12000
    7                                3000              21801             8985          12096
    8                                3000              18262             6070          12192
    9                                3000              15417             3128          12289
   10                                3000              12545              157          12387
   11                                3000               9645                0           9645
   12                                3000               6722                0           6722
   13                                3000               3776                0           3776
   14                                3000                806                0            806
   15                                 812                  0                0              0

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT




    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB II is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $5,000 is withdrawn (leaving an account balance of $95,000). Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($105,000 - $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB II is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500).
      Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE 5% ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the owner of the contract is a male, age 55 at issue, and he elects the GMIB II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the owner's 85th birthday). At the tenth contract anniversary, when the owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------



    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase

     Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]







    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")


    Example
    -------


  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the GMIB II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the GMIB II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]

  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the GMIB II rider at the tenth contract anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the GMIB Annuity Table. This yields annuity payments of $717 per month for life, with a minimum of 10 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $806; if the owner were age 75, the income base of $162,889 would yield monthly payments of $920.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.



[GRAPHIC APPEARS HERE]








    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]







(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS




    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.




    The effects of exercising the Guaranteed Principal Option are:



    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.


    2) The GMIB Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.


    3) GMIB Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.


[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.



(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP (FOR CONTRACTS ISSUED ON OR AFTER FEBRUARY 26, 2007) - GMIB PLUS


Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000;



   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first contract anniversary;



   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000;



   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second contract anniversary;



   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 6% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Reset;


   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 6% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 85th birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);


   (2) The GMIB Plus rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]





(7) THE OPTIONAL RESET - GMIB PLUS (FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 26,
2007)


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Reset.


The effect of the Optional Reset election is:


   (1) The 5% Annual Increase Amount resets from $105,000 to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Reset at this time, because the account value is less than the 5% Annual Increase Amount.

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Unless otherwise noted, these examples are for GWB I and Enhanced GWB. Examples I, J and K are for the Lifetime Withdrawal Guarantee.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (under the GWB I and Enhanced GWB riders) and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) cannot be taken as a lump sum.



A.   How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.


C.   How Withdrawals Affect the Annual Benefit Payment


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


E.   Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.


[GRAPHIC APPEARS HERE]










     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0      21,100
15     2,100        2,100           0           0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment



An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]










     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800





F. How the Optional Reset Works If Elected on the 3rd Contract Anniversary (may be elected prior to age 86) - GWB I AND ENHANCED GWB


Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.



The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]










     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000





G. How an Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the account value at the end of 5 years is $80,000. If an Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%).


Under these circumstances, the Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

J.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.

If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero.


[GRAPHIC APPEARS HERE]






                                    Remaining
Annual                              Guaranteed   Guaranteed
Benefit   Cumulative    Account     Withdrawal   Withdrawal
Payment   Withdrawals   Value       Amount       Amount
 $5,000        $5,000    $100,000     $100,000     $100,000
  5,000        10,000      90,250       95,000      100,000
  5,000        15,000    80,987.5       90,000      100,000
  5,000        20,000   72,188.13       85,000      100,000
  5,000        25,000   63,828.72       80,000      100,000
  5,000        30,000   55,887.28       75,000      100,000
  5,000        35,000   48,342.92       70,000      100,000
  5,000        40,000   41,175.77       65,000      100,000
  5,000        45,000   34,366.98       60,000      100,000
  5,000        50,000   27,898.63       55,000      100,000
  5,000        55,000    21,753.7       50,000      100,000
  5,000        60,000   15,916.02       45,000      100,000
  5,000        65,000   10,370.22       40,000      100,000
  5,000        70,000   5,101.706       35,000      100,000
  5,000        75,000    96.62093       30,000      100,000
  5,000        80,000           0            0      100,000
  5,000        85,000           0            0      100,000
  5,000        90,000           0            0      100,000
  5,000        95,000           0            0      100,000
  5,000       100,000           0            0      100,000


  2.   When Withdrawals Do Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


K.   Lifetime Withdrawal Guarantee - 5% Compounding Income Amount


Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%).


The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the first withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 x 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 x 5%).


If the first withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 x 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 x 5%).

If the first withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 x 5%).


[GRAPHIC APPEARS HERE]







Year         Annual
of First     Benefit
Withdrawal   Payment
         1    $5,000
         2     5,250
         3     5,513
         4     5,788
         5     6,078
         6     6,381
         7     6,700
         8     7,036
         9     7,387
        10     7,757
        11     8,144



L. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 5% Compounding Income Amount (No Withdrawals)


Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $168,852. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x 5%).

At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the account value is less than $189,000. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 x 5%).


[GRAPHIC APPEARS HERE]

                      METLIFE INVESTORS INSURANCE COMPANY

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                   FIRST METLIFE INVESTORS INSURANCE COMPANY

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED APRIL 30, 2007

                                      TO

                       PROSPECTUSES DATED APRIL 30, 2007


This supplements the prospectuses, dated April 30, 2007, for the Class AA contracts issued by MetLife Investors Insurance Company and First MetLife Investors Insurance Company (the "Companies"). If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 562-2027 to request a free copy.

1.  MET/AIM CAPITAL APPRECIATION PORTFOLIO (CLASS E)

After the close of business on April 27, 2007, the Companies substituted the Met/AIM Capital Appreciation Portfolio (Class E) of Met Investors Series Trust for the AIM V.I. Capital Appreciation Fund (Series II) of AIM Variable Insurance Funds. The Met/AIM Capital Appreciation Portfolio (Class E) has been added to the contract solely to receive account values transferred from the AIM V.I. Capital Appreciation Fund (Series II) pursuant to the substitution. The Met/AIM Capital Appreciation Portfolio (Class E) is closed for new allocations of purchase payments and transfers of account value (except for existing rebalancing and dollar cost averaging programs). The information provided is for the year ended October 31, 2006./(1)/

Met/AIM Capital Appreciation Portfolio (Class E) of Met Investors Series Trust

a.  Subadviser: AIM Capital Management, Inc.

b. Investment Objective: The Met/AIM Capital Appreciation Portfolio seeks capital appreciation.

c. Investment Portfolio Expenses (as a percentage of average daily net assets)/(2)/

                 Management Fee/(3)/:                     0.77%
                 12b-1/Service Fee:                       0.15%
                 Other Expenses/(4)/:                     0.09%
                                                          ----
                 Total Annual Portfolio Expenses:         1.01%
                 Contractual Expense Subsidy or Deferral: 0.00%
                                                          ----
                 Net Total Annual Portfolio Expenses:     1.01%

-----------
(1) The investment portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the investment portfolio's last fiscal year ended October 31, 2006.

(2) This is a new share class for this investment portfolio. Operating expenses are estimated based on the expenses of Class A shares of the investment portfolio.

(3) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.

(4) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year. Other Expenses have also been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the investment portfolio for the entire fiscal year.
                                                                 SUPP-SUBAA0407

2.  T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO (CLASS A)

After the close of business on April 27, 2007, the Companies substituted the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc. for the DWS Small Cap Growth VIP (Class A) of DWS Variable Series
II. The T. Rowe Price Small Cap Growth Portfolio (Class A) has been added to the contract solely to receive account values transferred from the DWS Small Cap Growth VIP (Class A) pursuant to the substitution. The T. Rowe Price Small Cap Growth Portfolio (Class A) is closed for new allocations of purchase payments and transfers of account value (except for existing rebalancing and dollar cost averaging programs). The information provided is for the year ended December 31, 2006.

T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

a.  Subadviser: T. Rowe Price Associates, Inc.

b. Investment Objective: The T. Rowe Price Small Cap Growth Portfolio seeks long-term capital growth.

c.  Investment Portfolio Expenses (as a percentage of average daily net assets)

                 Management Fee:                          0.51%
                 12b-1/Service Fee:                       0.00%
                 Other Expenses/(1)/:                     0.07%
                                                          ----
                 Total Annual Portfolio Expenses:         0.58%
                 Contractual Expense Subsidy or Deferral: 0.00%
                                                          ----
                 Net Total Annual Portfolio Expenses:     0.58%

-----------
(1) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             5 Park Plaza, Suite 1900              (888) 562-2027
             Irvine, CA 92614

                                                  THE VARIABLE ANNUITY CONTRACT


                                                                       ISSUED BY
                                            METLIFE INVESTORS INSURANCE COMPANY

                                                                             AND

                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                                                        CLASS AA


                                                                  APRIL 30, 2007


This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.


                               The annuity contract has 45 investment choices -

a fixed account that offers an interest rate guaranteed by us, and 44 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.


AIM VARIABLE INSURANCE FUNDS

(SERIES II):

     AIM V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):

     VIP Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):

     Templeton Developing Markets Securities Fund

     Templeton Foreign Securities Fund
MET INVESTORS SERIES TRUST (CLASS B OR CLASS A, AS NOTED):

     Met/AIM Capital Appreciation Portfolio (Class A)

     Met/AIM Small Cap Growth Portfolio

     Cyclical Growth and Income ETF Portfolio

     Cyclical Growth ETF Portfolio


     Lazard Mid-Cap Portfolio

     Legg Mason Partners Aggressive Growth Portfolio

         (formerly Legg Mason Aggressive Growth Portfolio)


     Legg Mason Value Equity Portfolio

     Lord Abbett Bond Debenture Portfolio


     Lord Abbett Growth and Income Portfolio


     Lord Abbett Mid-Cap Value Portfolio

     MFS (Reg. TM) Research International Portfolio

     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio


     PIMCO Total Return Portfolio


     T. Rowe Price Mid-Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Van Kampen Comstock Portfolio


     Van Kampen Mid-Cap Growth Portfolio

         (formerly Lord Abbett Growth Opportunities Portfolio)


METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED):

     BlackRock Bond Income Portfolio

     BlackRock Money Market Portfolio

     BlackRock Strategic Value Portfolio

     Capital Guardian U.S. Equity Portfolio

     Davis Venture Value Portfolio (Class E)

     FI International Stock Portfolio

     Franklin Templeton Small Cap Growth Portfolio

     Jennison Growth Portfolio

     MetLife Stock Index Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio


     Western Asset Management Strategic Bond Opportunities Portfolio


PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

     PIMCO VIT High Yield Portfolio

     PIMCO VIT Low Duration Portfolio

     PIMCO VIT StocksPLUS Growth and Income Portfolio
                                        1

PUTNAM VARIABLE TRUST (CLASS IB):

     Putnam VT Growth and Income Fund

     Putnam VT Vista Fund


MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

MET INVESTORS SERIES TRUST - GALLATIN ASSET ALLOCATION PORTFOLIOS (CLASS B):

     Strategic Growth and Income Portfolio

     Strategic Conservative Growth Portfolio

     Strategic Growth Portfolio
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.
To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 69 of this prospectus. For a free copy of the SAI, call us at (888) 562-2027, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.


The contracts:

..  are not bank deposits

..  are not FDIC insured

..  are not insured by any federal government agency

..  are not guaranteed by any bank or credit union

..  may be subject to loss of principal
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

April 30, 2007

TABLE OF CONTENTS                                              PAGE
                         PAGE



INDEX OF SPECIAL TERMS .................   4
HIGHLIGHTS .............................   5
FEE TABLES AND EXAMPLES ................   7
1. THE ANNUITY CONTRACT ................  16
     Market Timing .....................  16
2. PURCHASE ............................  17
     Purchase Payments .................  17
     Termination for Low Account Value .  17
     Allocation of Purchase Payments ...  17
     Free Look .........................  18
     Accumulation Units ................  18
     Account Value .....................  19
     Replacement of Contracts ..........  19
3. INVESTMENT OPTIONS ..................  19
     Transfers .........................  22
     Dollar Cost Averaging Programs ....  25
     Three Month Market Entry Program ..  26
     Automatic Rebalancing Program .....  26
     Description of the Gallatin Asset
Allocation
       Portfolios ......................  27
     Description of the MetLife Asset
Allocation
       Program Portfolios ..............  27
     Voting Rights .....................  28
     Substitution of Investment Options   28
4. EXPENSES ............................  28
     Product Charges ...................  28
     Account Fee .......................  29
     Guaranteed Minimum Income
       Benefit - Rider Charge ..........  29
     Guaranteed Withdrawal Benefit -      30
  Rider Charge
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge ..........  31
     Withdrawal Charge .................  31
     Reduction or Elimination of the
Withdrawal
       Charge ..........................  31
     Premium and Other Taxes ...........  32
     Transfer Fee ......................  32
     Income Taxes ......................  32
     Investment Portfolio Expenses .....  32
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) ................  33
     Annuity Date ......................  33
     Annuity Payments ..................  33
     Annuity Options ...................  34
     Guaranteed Minimum Income Benefit .  36
     Description of GMIB II ............  36
     Description of GMIB Plus ..........  38
     Description of GMIB I .............  40
     GMIB, Qualified Contracts and
Decedent
       Contracts .......................  41
6. ACCESS TO YOUR MONEY ................  42
     Systematic Withdrawal Program .....  42
     Suspension of Payments or            43
  Transfers
7. LIVING BENEFITS .....................  43
     Guaranteed Withdrawal Benefit .....  43
     Description of the Lifetime          47
  Withdrawal Guarantee
     Guaranteed Minimum Accumulation      53
  Benefit
8. PERFORMANCE .........................  55
9. DEATH BENEFIT .......................  55
     Upon Your Death ...................  55
     Standard Death Benefit - Principal   56
  Protection
     Optional Death Benefit - Annual      56
  Step-Up
     Optional Death Benefit -             56
  Compounded-Plus
     Additional Death Benefit -
Earnings Preservation
       Benefit .........................  57
     General Death Benefit Provisions ..  58
     Spousal Continuation ..............  59
     Death of the Annuitant ............  59
     Controlled Payout .................  59
10. FEDERAL INCOME TAX STATUS ..........  59
     Taxation of Non-Qualified            59
  Contracts
     Taxation of Qualified Contracts ...  61
     Tax Benefits Related to the Assets
of the Separate
       Account .........................  64
     Possible Tax Law Changes ..........  64
11. OTHER INFORMATION ..................  64
     MetLife Investors .................  64
     The Separate Account ..............  65
     Distributor .......................  65
     Selling Firms .....................  65
     Requests and Elections ............  67
     Ownership .........................  68
     Legal Proceedings .................  68
     Financial Statements ..............  69
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION .................  69
APPENDIX A ............................. A-1
     Condensed Financial Information ... A-1
APPENDIX B ............................. B-1
     Participating Investment            B-1
  Portfolios
APPENDIX C ............................. C-1
     EDCA Examples with Multiple         C-1
  Purchase Payments
APPENDIX D ............................. D-1
     Guaranteed Minimum Income Benefit   D-1
  Examples
APPENDIX E ............................. E-1
     Guaranteed Withdrawal Benefit       E-1
  Examples

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE

Account Value..............................................................19
Accumulation Phase.........................................................16
Accumulation Unit..........................................................18
Annual Benefit Payment.......................................45 and 49
Annuitant..................................................................68
Annuity Date...............................................................33
Annuity Options............................................................34
Annuity Payments...........................................................33
Annuity Units..............................................................33
Beneficiary................................................................68
Benefit Base...............................................................44
Business Day...............................................................18
Fixed Account..............................................................16
Guaranteed Accumulation Amount.............................................53
Guaranteed Principal Adjustment............................................51
Guaranteed Principal Option................................................38
Guaranteed Withdrawal Amount...............................................45
GWB Withdrawal Rate........................................................45
Income Base..................................................36 and 40
Income Phase...............................................................16
Investment Portfolios......................................................19
Joint Owners...............................................................68
Owner......................................................................68
Purchase Payment...........................................................17
Remaining Guaranteed Withdrawal Amount.....................................48
Separate Account...........................................................65
Total Guaranteed Withdrawal Amount.........................................48

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB"), a guaranteed withdrawal benefit ("GWB"), or the guaranteed minimum accumulation benefit ("GMAB").
The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit").

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the contracts. Your actual contract and any endorsements are the controlling documents. If you would like to review a copy of the contract and endorsements, contact our Annuity Service Center.
FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

                     MetLife Investors Distribution Company

                                P.O. Box 10366
                           Des Moines, Iowa 50306-0366
                                 (888) 562-2027

ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.
Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE

WITHDRAWAL CHARGE (Note 1)                7%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $0 (First 12 per year)
                                          $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")

Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            7

               1                            6
               2                            6
               3                            5
               4                            4
               5                            3
               6                            2
         7 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.


--------------------------------------------------------------------------------

ACCOUNT FEE (Note 1)    $30


SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)



Mortality and Expense Charge**               1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.90%
  Death Benefits


--------------------------------------------------------------------------------


Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")
* Certain charges and expenses are different for contracts issued prior to May 1, 2004. Certain charges and expenses may not apply apply during the income phase of the contract. (See "Expenses.")
** We are waiving the following amounts of the Mortality and Expense Charge: an amount equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the Met/AIM Capital Appreciation Portfolio (Class A); an amount equal to the underlying fund expenses that are in excess of 1.16% for the subaccount investing in the Met/AIM Capital Appreciation Portfolio (Class E); and an amount equal to the underlying fund expenses that are in excess of 0.92% for the subaccount investing in the T. Rowe Price Large Cap Growth Portfolio (Class B).
                                        8

ADDITIONAL OPTIONAL RIDER CHARGES*



GUARANTEED MINIMUM INCOME BENEFIT (GMIB
PLUS, GMIB II AND GMIB I) RIDER CHARGES
  GMIB Plus                                0.80% of the Income Base (Note 1)
  GMIB Plus Upon Optional Reset            1.50% of the Income Base (Note 1)
  (maximum)
  GMIB II and GMIB I                       0.50% of the Income Base (Note 1)
GUARANTEED WITHDRAWAL BENEFIT AND
  LIFETIME
WITHDRAWAL GUARANTEE RIDER CHARGES
  Guaranteed Withdrawal Benefit and        0.50% of the Guaranteed Withdrawal Amount
  Enhanced
  Guaranteed Withdrawal Benefit Rider      (Note 2)
  Charge
  Charge Prior to Optional Reset
  Guaranteed Withdrawal Benefit and        0.95% of the Guaranteed Withdrawal Amount
  Enhanced
  Guaranteed Withdrawal Benefit Rider      (Note 2)
  Charge
  Charge Upon Optional Reset (maximum)
  Lifetime Withdrawal Guarantee (Single    0.50% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Prior to Automatic Annual       (Note 3)
  Step-Up
  Lifetime Withdrawal Guarantee (Single    0.95% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Upon Automatic Annual Step-Up   (Note 3)
  (maximum)
  Lifetime Withdrawal Guarantee (Joint     0.70% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Prior to Automatic Annual       (Note 3)
  Step-Up
  Lifetime Withdrawal Guarantee (Joint     1.40% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Upon Automatic Annual Step-Up   (Note 3)
  (maximum)
GUARANTEED MINIMUM ACCUMULATION BENEFIT    0.75% of the Guaranteed Accumulation Amount
RIDER CHARGE                               (Note 4)


--------------------------------------------------------------------------------


Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a definition of the term Income Base.
Note 2. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefit" for a definition of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount.
Note 3. The Total Guaranteed Withdawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefit" for a definition of the term Total Guaranteed Withdrawal Amount.
Note 4. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial purchase payment. The Guaranteed Accumulation Amount is adjusted for additional purchase payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.
* Certain rider charges for contracts issued before May 1, 2005, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")
                                        9

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.



                                        Minimum       Maximum
                                        ----          ----

Total Annual Investment Portfolio       0.55%         2.16%
  Operating Expenses (expenses
that are deducted from investment
portfolio assets, including
management fees, 12b-1/service fees,
  and other expenses)*



--------------------------------------------------------------------------------

*These expenses include the total annual portfolio expenses of the Cyclical Growth and Income ETF Portfolio, the Cyclical Growth ETF Portfolio, the MetLife Asset Allocation Program Portfolios, and the Gallatin Asset Allocation Portfolios, as well as the weighted average of the total operating expenses (before any applicable fee waivers and expense reimbursements) of the underlying portfolios and/or underlying exchange-traded funds as of December 31, 2006.


FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -

DISTRIBUTOR."
                                       10

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio) The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.


                                                                                   TOTAL     CONTRACTUAL    NET TOTAL
                                                         12B-1/                    ANNUAL      EXPENSE       ANNUAL
                                          MANAGEMENT    SERVICE       OTHER      PORTFOLIO     SUBSIDY      PORTFOLIO
                                             FEES         FEES     EXPENSES(1)    EXPENSES   OR DEFERRAL    EXPENSES
                                         ------------ ----------- ------------- ----------- ------------- ------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. International Growth Fund(2)     0.72%       0.25%        0.39%         1.36%       0.00%         1.36%
FIDELITY VARIABLE INSURANCE PRODUCTS
 VIP Equity-Income Portfolio               0.47%       0.25%        0.10%         0.82%       0.00%         0.82%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Templeton Developing Markets Securities   1.23%       0.25%        0.24%         1.72%       0.00%         1.72%
 Fund
 Templeton Foreign Securities Fund(3)      0.63%       0.25%        0.18%         1.06%       0.03%         1.03%
MET INVESTORS SERIES TRUST(4)
 Met/AIM Capital Appreciation              0.77%       0.00%        0.09%         0.86%       0.00%         0.86%
 Portfolio(5)(6)(7)
 Met/AIM Small Cap Growth Portfolio(6)     0.87%       0.25%        0.06%         1.18%       0.00%         1.18%
 Lazard Mid-Cap Portfolio                  0.70%       0.25%        0.06%         1.01%       0.00%         1.01%
 Legg Mason Partners Aggressive Growth     0.63%       0.25%        0.09%         0.97%       0.00%         0.97%
 Portfolio(6)
 Legg Mason Value Equity Portfolio(1)      0.64%       0.25%        0.16%         1.05%       0.00%         1.05%
 Lord Abbett Bond Debenture Portfolio      0.50%       0.25%        0.04%         0.79%       0.00%         0.79%
 Lord Abbett Growth and Income Portfolio   0.50%       0.25%        0.03%         0.78%       0.00%         0.78%
 Lord Abbett Mid-Cap Value Portfolio       0.68%       0.25%        0.07%         1.00%       0.00%         1.00%
 MFS (Reg. TM) Research International      0.72%       0.25%        0.14%         1.11%       0.00%         1.11%
  Portfolio
 Neuberger Berman Real Estate Portfolio    0.64%       0.25%        0.04%         0.93%       0.00%         0.93%
 Oppenheimer Capital Appreciation          0.57%       0.25%        0.05%         0.87%       0.00%         0.87%
 Portfolio(6)
 PIMCO Total Return Portfolio              0.50%       0.25%        0.05%         0.80%       0.00%         0.80%
 T. Rowe Price Mid-Cap Growth Portfolio    0.75%       0.25%        0.03%         1.03%       0.00%         1.03%
 Third Avenue Small Cap Value Portfolio    0.74%       0.25%        0.04%         1.03%       0.00%         1.03%
 Van Kampen Comstock Portfolio             0.61%       0.25%        0.04%         0.90%       0.00%         0.90%
 Van Kampen Mid-Cap Growth Portfolio(8)    0.70%       0.25%        0.27%         1.22%       0.06%         1.16%
METROPOLITAN SERIES FUND, INC.(9)
 BlackRock Bond Income Portfolio           0.39%       0.25%        0.07%         0.71%       0.01%         0.70%
 BlackRock Money Market Portfolio          0.34%       0.25%        0.04%         0.63%       0.01%         0.62%
 BlackRock Strategic Value Portfolio       0.82%       0.25%        0.06%         1.13%       0.00%         1.13%
 Capital Guardian U.S. Equity Portfolio    0.66%       0.25%        0.06%         0.97%       0.00%         0.97%
 Davis Venture Value Portfolio             0.71%       0.15%        0.04%         0.90%       0.00%         0.90%
 FI International Stock Portfolio          0.85%       0.25%        0.13%         1.23%       0.00%         1.23%
 Franklin Templeton Small Cap Growth       0.90%       0.25%        0.15%         1.30%       0.00%         1.30%
 Portfolio(1)
 Jennison Growth Portfolio                 0.63%       0.25%        0.05%         0.93%       0.00%         0.93%
 MetLife Stock Index Portfolio             0.25%       0.25%        0.05%         0.55%       0.01%         0.54%
 T. Rowe Price Large Cap Growth            0.60%       0.25%        0.08%         0.93%       0.00%         0.93%
  Portfolio
 T. Rowe Price Small Cap Growth            0.51%       0.25%        0.07%         0.83%       0.00%         0.83%
  Portfolio
 Western Asset Management Strategic Bond   0.63%       0.25%        0.07%         0.95%       0.00%         0.95%
 Opportunities Portfolio

                                                                                         TOTAL       CONTRACTUAL     NET TOTAL
                                                            12B-1/                       ANNUAL        EXPENSE        ANNUAL
                                            MANAGEMENT     SERVICE        OTHER        PORTFOLIO       SUBSIDY       PORTFOLIO
                                               FEES          FEES      EXPENSES(1)      EXPENSES     OR DEFERRAL     EXPENSES
                                           ------------   ---------   -------------   -----------   -------------   ----------
 PIMCO VARIABLE INSURANCE TRUST

 PIMCO VIT High Yield Portfolio              0.25%         0.00%        0.50%           0.75%         0.00%           0.75%
 PIMCO VIT Low Duration Portfolio            0.25%         0.00%        0.40%           0.65%         0.00%           0.65%
 PIMCO VIT StocksPLUS Growth and Income      0.30%         0.00%        0.25%           0.55%         0.00%           0.55%
 Portfolio
PUTNAM VARIABLE TRUST
 Putnam VT Growth and Income Fund            0.49%         0.25%        0.06%           0.80%         0.00%           0.80%
 Putnam VT Vista Fund                        0.65%         0.25%        0.15%           1.05%         0.00%           1.05%



                                                        12B-1/
                                          MANAGEMENT   SERVICE      OTHER
                                             FEES        FEES    EXPENSES(1)
                                         ------------ --------- -------------
 MET INVESTORS SERIES TRUST(4)
 Cyclical Growth and Income ETF            0.45%       0.25%     0.11%
 Portfolio(10)
 Cyclical Growth ETF Portfolio(10)         0.45%       0.25%     0.09%
MET INVESTORS SERIES TRUST -
 METLIFE ASSET ALLOCATION PROGRAM(4)
 MetLife Defensive Strategy                0.10%       0.25%     0.03%
  Portfolio(11)
 MetLife Moderate Strategy Portfolio(11)   0.08%       0.25%     0.02%
MET INVESTORS SERIES TRUST -
 GALLATIN ASSET ALLOCATION PORTFOLIOS(4)
 Strategic Growth and Income               0.15%       0.25%     0.58%
  Portfolio(12)
 Strategic Conservative Growth             0.15%       0.25%     0.46%
  Portfolio(12)
 Strategic Growth Portfolio(12)            0.15%       0.25%     0.85%

                                                                                    NET TOTAL
                                                                                      ANNUAL
                                                                                    PORTFOLIO
                                            TOTAL     CONTRACTUAL   NET TOTAL   EXPENSES INCLUDING
                                            ANNUAL      EXPENSE       ANNUAL       EXPENSES OF
                                          PORTFOLIO     SUBSIDY     PORTFOLIO       UNDERLYING
                                           EXPENSES   OR DEFERRAL    EXPENSES       PORTFOLIOS
                                         ----------- ------------- ----------- -------------------
 MET INVESTORS SERIES TRUST(4)

 Cyclical Growth and Income ETF           0.81%       0.01%         0.80%        1.05%
 Portfolio(10)
 Cyclical Growth ETF Portfolio(10)        0.79%       0.00%         0.79%        1.03%
MET INVESTORS SERIES TRUST -
 METLIFE ASSET ALLOCATION PROGRAM(4)
 MetLife Defensive Strategy               0.38%       0.03%         0.35%        0.98%
  Portfolio(11)
 MetLife Moderate Strategy Portfolio(11)  0.35%       0.00%         0.35%        1.02%
MET INVESTORS SERIES TRUST -
 GALLATIN ASSET ALLOCATION PORTFOLIOS(4)
 Strategic Growth and Income              0.98%       0.58%         0.40%        1.08%
  Portfolio(12)
 Strategic Conservative Growth            0.86%       0.46%         0.40%        1.14%
  Portfolio(12)
 Strategic Growth Portfolio(12)           1.25%       0.85%         0.40%        1.23%



The Net Total Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2007, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of the contractual arrangements is in effect until at least April 30, 2008 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2006.
(1) Other Expenses may include amounts repaid to the investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are: 0.02% for the Legg Mason Value Equity Portfolio; and 0.03% for the Franklin Templeton Small Cap Growth Portfolio.
(2) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the investment portfolio invested during the preceding fiscal year.
(3) Other Expenses include 0.03% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the investment portfolio invested during the preceding fiscal year.
(4) Other Expenses for the Met Investors Series Trust portfolios have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.
(5) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the investment portfolio for the entire fiscal year.
(6) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
                                       12

(7) The investment portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the investment portfolio's last fiscal year ended October 31, 2006.
(8) Due to a brokerage commission recapture not shown in the table, actual Net Total Annual Portfolio Expenses for the investment portfolio were 1.15% for the prior fiscal year.
(9) Other Expenses for the Metropolitan Series Fund, Inc. portfolios have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(10) Each Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an

     Underlying ETF or other investment company, each Portfolio also will bear its pro rata portion of the operating expenses of that Underlying ETF or other investment company. The weighted average of the total operating expenses of the Underlying ETFs or other investment companies, based upon the allocation of assets as of December 31, 2006, was 0.25% for the

     Cyclical Growth and Income ETF Portfolio and 0.24% for the Cyclical Growth

     ETF Portfolio.The total operating expenses of each Portfolio, including the weighted average of the total operating expenses of the Underlying

     ETFs and other investment companies as of December 31, 2006, before any
                                                                  ------
     applicable fee waivers and expense reimbursements, were 1.06% for the Cyclical Growth and Income ETF Portfolio and 1.03% for the Cyclical Growth Portfolio.
(11) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the

     Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the

     Portfolio invests, including the management fee. The weighted averages of the total operating expenses of the underlying portfolios, after any
                                                                -----
     applicable fee waivers and expense reimbursements, as of December 31,

     2006, were: 0.63% for the MetLife Defensive Strategy Portfolio, and 0.67%

     for the MetLife Moderate Strategy Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers
                                            ------
     and expense reimbursements, as of December 31, 2006, were: 1.01% for the MetLife Defensive Strategy Portfolio, and 1.02% for the MetLife Moderate Strategy Portfolio. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A contract owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)
(12) Total operating expenses are annualized estimates based on the Portfolios'

     November 1, 2006 inception date. These Portfolios are "funds of funds"

     that invest substantially all of their assets in other portfolios of the

     Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because

     the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee.

     The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements,
                 -----
     as of December 31, 2006, were: 0.83% for the Strategic Growth Portfolio,

     0.74% for Strategic Conservative Growth Portfolio, and 0.68% for the

     Strategic Growth and Income Portfolio. The total operating expenses of the

     Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and
                                   ------
     expense reimbursements, as of December 31, 2006, were: 2.16% for the Strategic Growth Portfolio, 1.69% for the Strategic Conservative Growth Portfolio, and 1.73% for the Strategic Growth and Income Portfolio. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A contract owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Gallatin Asset Management, Inc. (See the fund prospectus for a description of each Portfolio's target allocation.)

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). IN THE EXAMPLES BELOW, THE TOTAL ANNUAL PORTFOLIO EXPENSES INCLUDING EXPENSES OF UNDERLYING PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL) OF 2.16% FOR THE STRATEGIC GROWTH PORTFOLIO ARE USED AS THE MAXIMUM INVESTMENT PORTFOLIO FEES AND EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:




CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus ("GMIB Plus") rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$1,270      (a)$2,254      (a)$3,218      (a)$5,834
       (b)$1,110      (b)$1,791      (b)$2,475      (b)$4,501


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$570      (a)$1,714      (a)$2,858      (a)$5,834
   (b)$410      (b)$1,251      (b)$2,115      (b)$4,501



CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$1,052      (a)$1,610      (a)$2,168      (a)$3,745
        (b)$ 891      (b)$1,131      (b)$1,375      (b)$2,194


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$352      (a)$1,070      (a)$1,808      (a)$3,745
   (b)$191       (b)$ 591      (b)$1,015      (b)$2,194

The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.
The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Tax Status.")

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits - Guaranteed Minimum Accumulation Benefit," "Living Benefits - Guaranteed Withdrawal Benefit," and "Annuity Payments (The Income Phase) -

Guaranteed Minimum Income Benefit").
In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us (the current minimum rate on the fixed account is 3%, but the minimum rate may be lower based on your state and/or the issue date of your contract and, therefore, may be lower for certain contracts). If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.

The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."

MARKET TIMING
We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."


2. PURCHASE

PURCHASE PAYMENTS
A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.
..    The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.
..    If you are purchasing the contract as part of an IRA (Individual Retirement
     Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.
..    If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.
..    You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

.. We will accept a different amount if required by federal tax law.
..    We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")
..    We will not accept purchase payments made with cash, money orders, or travelers checks.

We reserve the right to reject any application or purchase payment and to limit future purchase payments.
TERMINATION FOR LOW ACCOUNT VALUE

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.

ALLOCATION OF PURCHASE PAYMENTS
When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.
We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:
..  the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or
..    your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or .. a transfer was made out of the fixed account within the previous 180 days. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or DCA program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.

If you choose the Guaranteed Minimum Income Benefit Plus rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the MetLife Defensive Strategy Portfolio, the MetLife Moderate Strategy Portfolio, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio, and/or the Cyclical Growth and Income ETF Portfolio (you may participate in the EDCA program, subject to restrictions).
If you choose the Lifetime Withdrawal Guarantee rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the fixed account, the BlackRock Money Market Portfolio, the MetLife Defensive Strategy Portfolio, the MetLife Moderate Strategy Portfolio, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio, and/or the Cyclical Growth and Income ETF Portfolio (you may participate in the EDCA program, subject to restrictions).
If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely to one of the following portfolios: the MetLife Defensive Strategy Portfolio, the MetLife Moderate Strategy Portfolio, or the Strategic Growth and Income Portfolio (you may participate in the EDCA program, subject to restrictions).
Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or, if unable to obtain such instructions, we will return your purchase payment to you.

FREE LOOK
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.
ACCUMULATION UNITS
The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)
Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:
1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and
2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.
                                       18

The value of an accumulation unit may go up or down from day to day.
When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.
We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.
EXAMPLE:
   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.
ACCOUNT VALUE
ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.
REPLACEMENT OF CONTRACTS

From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional purchase payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in the current prospectus for the new contract. The fees and charges in the new contract may be higher (or lower) and the benefits may be different. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


3. INVESTMENT OPTIONS


The contract offers 44 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.
YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (888) 562-2027. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND
                                       19

SUBADVISERS, AND INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.

The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.

Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear t he costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)
Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.
We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms.
WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AIM VARIABLE INSURANCE FUNDS (SERIES II)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:
     AIM V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Service Class 2 portfolio is available under the contract:
     VIP Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust currently consists of 22 separate series (the Fund or Funds). Funds may be available in multiple classes:
Class 1, Class 2 and Class 3. The portfolios available in connection with your contract are Class 2 shares. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund and Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:

     Templeton Developing Markets Securities Fund

     Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS B OR CLASS A, AS NOTED)


Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class A, as noted, portfolios are available under the contract:

     Met/AIM Capital Appreciation Portfolio (Class A)

     Met/AIM Small Cap Growth Portfolio

     Cyclical Growth and Income ETF Portfolio

     Cyclical Growth ETF Portfolio


     Lazard Mid-Cap Portfolio

     Legg Mason Partners Aggressive Growth Portfolio

         (formerly Legg Mason Aggressive Growth Portfolio)


     Legg Mason Value Equity Portfolio

     Lord Abbett Bond Debenture Portfolio


     Lord Abbett Growth and Income Portfolio


     Lord Abbett Mid-Cap Value Portfolio

     MFS (Reg. TM) Research International Portfolio

     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio


     PIMCO Total Return Portfolio


     T. Rowe Price Mid-Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Van Kampen Comstock Portfolio


     Van Kampen Mid-Cap Growth Portfolio

         (formerly Lord Abbett Growth Opportunities Portfolio)


METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class E, as noted, portfolios are available under the contract:
     BlackRock Bond Income Portfolio

     BlackRock Money Market Portfolio

     BlackRock Strategic Value Portfolio

     Capital Guardian U.S. Equity Portfolio

     Davis Venture Value Portfolio (Class E)

     FI International Stock Portfolio

     Franklin Templeton Small Cap Growth Portfolio

     Jennison Growth Portfolio

     MetLife Stock Index Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio


     Western Asset Management Strategic Bond Opportunities Portfolio


PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:
     PIMCO VIT High Yield Portfolio

     PIMCO VIT Low Duration Portfolio

     PIMCO VIT StocksPLUS Growth and Income Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:
     Putnam VT Growth and Income Fund


     Putnam VT Vista Fund

MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:
     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

MET INVESTORS SERIES TRUST - GALLATIN ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust and Met Investors Series Trust -

MetLife Asset Allocation Program, the following Class B portfolios are also available under the contract:
     Strategic Growth and Income Portfolio
     Strategic Conservative Growth Portfolio

     Strategic Growth Portfolio

TRANSFERS
GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -

Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:
..    Your request for transfer must clearly state which investment portfolio(s)
     or the fixed account are involved in the transfer.
.. Your request for transfer must clearly state how much the transfer is for.
..    The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

..    The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.

..    You may not make a transfer to more than 18 investment portfolios
     (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.

..    If you have elected to add the GMIB Plus rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Annuity Payments (The Income Phase) - Description of GMIB Plus
     - Allocation Limitations."
..    If you have elected to add the Lifetime Withdrawal Guarantee rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Living Benefits - Guaranteed Withdrawal Benefit - Description of the Lifetime Withdrawal Guarantee - Investment Allocation Restrictions."
..    If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Asset Allocation Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."

During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.
For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:
..  The credited interest rate is equal to the guaranteed minimum rate;
..    Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit);
     or
.. A transfer was made out of the fixed account within the previous 180 days. During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.
TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the AIM V.I. International Growth Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Met/AIM Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS (Reg. TM) Research International Portfolio, Third Avenue Small Cap Value Portfolio, BlackRock Strategic Value Portfolio, FI International Stock Portfolio, Franklin Templeton Small Cap Growth Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, and PIMCO VIT High Yield Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.
We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.
Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.
Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.
The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.
In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.
DOLLAR COST AVERAGING PROGRAMS
We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.
We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.
The two dollar cost averaging programs are:
1.    STANDARD DOLLAR COST AVERAGING (DCA)


     This program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.

You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus rider or the GMAB rider.

2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.
You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.
..    The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.
..    Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.
..    Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.
(See Appendix C for further examples of EDCA with multiple purchase payments.) The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.

The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a business day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the investment portfolios on the next business day. EDCA interest will not be credited on the transfer amount between the selected day and the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.
THREE MONTH MARKET ENTRY PROGRAM
Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.
AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.

An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:


   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Van Kampen Mid-Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Van Kampen Mid-Cap Growth Portfolio to increase those holdings to 60%.
DESCRIPTION OF THE GALLATIN ASSET ALLOCATION PORTFOLIOS
The following Gallatin Asset Allocation Portfolios (Class B) are available under the contract:
..  Strategic Growth and Income Portfolio
..  Strategic Conservative Growth Portfolio
..  Strategic Growth Portfolio
Each of these portfolios is a portfolio of the Met Investors Series Trust. Met Investors Advisory LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the Gallatin Asset Allocation Portfolios. Gallatin Asset Management, Inc. ("Gallatin"), an affiliate of A.G. Edwards, is the sub-adviser of each of these portfolios.
Each portfolio was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc. that invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three primary asset classes (equity, fixed income and cash/money market). (See the fund prospectus for a description of each portfolio's target allocation.) Gallatin establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel. Gallatin may add new underlying investment portfolios or replace existing underlying investment portfolios or change the allocations among the underlying investment portfolios, dependent upon, among other factors, changing market dynamics, changes to the personnel, investment process, or criteria for holdings of the underlying investment portfolios, or the availability of other underlying investment portfolios that may provide a risk-adjusted benefit to a portfolio.
On a regular basis, Gallatin will evaluate each Gallatin Asset Allocation Portfolio's allocation among equity, fixed income and cash, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, Gallatin will consider whether to make changes to any of the underlying investment portfolios.
DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
The following MetLife Asset Allocation Program Portfolios (Class B) are available under the contract:
..  MetLife Defensive Strategy Portfolio
..  MetLife Moderate Strategy Portfolio

Each of these portfolios is a portfolio of the Met Investors Series Trust. Met Investors Advisory is the investment manager of the MetLife Asset Allocation Program Portfolios.
Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives and policies, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's target allocation between equity and fixed income securities, including the allocation among sub-classes of these asset classes, based on the portfolio's risk profile. At the same time, Met Investors Advisory will also consider whether to make changes to each portfolio's underlying investment portfolio target. (See the fund prospectus for a description of each portfolio's target allocation.)
Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.
VOTING RIGHTS
We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS
If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.


4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:
PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase).

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each investment portfolio.
This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.
DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

      Annual Step-Up Death Benefit         0.20%
      Compounded-Plus Death Benefit        0.35%
      Additional Death Benefit -
Earnings
  Preservation Benefit                     0.25%


For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each investment portfolio.
ACCOUNT FEE
During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.
A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.
GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE

We offer a Guaranteed Minimum Income Benefit ("GMIB") that you can select when you purchase the contract. There are three different versions of the GMIB under this contract (a maximum of two of which are available in your state): GMIB I, GMIB II and GMIB Plus.
If you select the GMIB Plus rider, we will assess a charge during the accumulation phase equal to 0.80% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. If your income base is increased due to an Optional Reset, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but no more than a maximum of 1.50% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for more information).

If you select the GMIB II or GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed. For contracts issued from May 1, 2004 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 1, 2005, the rider charge will not be reduced if you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the income base.
The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.

GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE

We offer an optional Guaranteed Withdrawal Benefit ("GWB") that you can select when you purchase the contract. There are three different versions of the GWB under this contract (a maximum of two of which are available in your state): GWB I, Enhanced GWB, and Lifetime Withdrawal Guarantee. If you elect a GWB rider, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the GWB I or Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of Guaranteed Withdrawal Benefit I") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The charge for the Lifetime Withdrawal Guarantee rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of the Lifetime Withdrawal Guarantee" below) on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.
The GWB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Enhanced GWB or Lifetime Withdrawal Guarantee rider is cancelled following an eligible contract anniversary pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the contract anniversary to the date the cancellation takes effect.
If you elect an Optional Reset on the 3rd contract anniversary under the GWB I or Enhanced GWB rider, or thereafter as permitted, we may increase the rider charge to the GWB I/Enhanced GWB rider charge applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the rider charge to the Lifetime Withdrawal Guarantee charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
If the GWB I or Enhanced GWB rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of Guaranteed Withdrawal Benefit I") equals zero. If the Lifetime Withdrawal Guarantee rider is in effect, the rider charge will continue if your Remaining Guaranteed

Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of the Lifetime Withdrawal Guarantee") equals zero.
GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE
We offer a Guaranteed Minimum Accumulation Benefit ("GMAB") rider that you can select when you purchase the contract. If you elect the GMAB, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior contract year. The GMAB rider charge is deducted from your account value pro rata from your contract's Asset Allocation Portfolio and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value or you apply your account value to an annuity option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.

WITHDRAWAL CHARGE
During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:
1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then
2.    The free withdrawal amount described below; then
3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.
FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.
The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7

  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.
If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.

NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)
TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)
For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.

PREMIUM AND OTHER TAXES
We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin. TRANSFER FEE
We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
INCOME TAXES
We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions. INVESTMENT PORTFOLIO EXPENSES
There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.

5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE
Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us.
Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.
ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.
During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:
..  fixed annuity payments, or
..  variable annuity payments, or
..  a combination of both.
If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.

If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:

1) the value of your contract in the investment portfolio(s) just before the start of the income phase,
2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3)    the annuity option elected.
Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)
At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.
If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change. Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.
ANNUITY OPTIONS
You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.

If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.
OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.
OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.
We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.
You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.
There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")
Due to underwriting or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.
In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS

The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.
The dollar amount of variable annuity payments after the first payment is determined as follows:
..    The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.
..    The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.
..    The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.
ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.

FIXED ANNUITY PAYMENTS

The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.
GUARANTEED MINIMUM INCOME BENEFIT
At the time you buy the contract, you may elect a Guaranteed Minimum Income Benefit ("GMIB"). We offer three different versions of the Guaranteed Minimum Income Benefit (GMIB I, GMIB II and GMIB Plus), A MAXIMUM OF TWO OF WHICH ARE OFFERED IN ANY PARTICULAR STATE. Version I is known as GMIB I, version II is known as GMIB II and version III is known as GMIB Plus. All three versions of the GMIB are described below; however, GMIB I is only offered in states where GMIB II has not yet been approved. Please check with your registered representative regarding which versions are available in your state. You may not have this benefit and a GWB or GMAB rider in effect at the same time.
It is important to recognize that the "income base" (as described below) that is guaranteed by the GMIB is not available for cash withdrawals and does not establish or guarantee your account value or a minimum return for any investment portfolio. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.
The amount of the benefit is determined by applying the income base (described below) at the time of exercise of the rider to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the annuity option you select. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB II, GMIB Plus or GMIB I produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, you will receive the higher annuity payments. Your registered representative can provide you an illustration of the amounts you would receive if you exercised the rider.
The Guaranteed Principal Option of GMIB Plus does guarantee a minimum account value after a 10-year waiting period that is available for cash withdrawals. If you exercise the Guaranteed Principal Option after the waiting period, this guarantee applies in lieu of receiving GMIB payments.

(See Appendix D for examples of the GMIB.)
DESCRIPTION OF GMIB II
The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30 day period following the contract anniversary on or following the owner's 85th birthday. The GMIB II is only available for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. Once elected, the rider cannot be terminated except as discussed below.
When you purchase the GMIB II, we will deduct an additional charge of 0.50% of the income base (see below) each year in arrears.
INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.
(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.
(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter; and
    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:
         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or

         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.
(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)

In determining the GMIB II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base. The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary on or following the owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.
OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB II annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB II annuity payments.
EXERCISING THE GMIB II RIDER. If you exercise the GMIB II, you must elect to receive annuity payments under one of the following fixed annuity options:
(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:

 Age at Annuitization    Guarantee Period
---------------------   -----------------
          80                    9
          81                    8
          82                    7
          83                    6
       84 and 85                5


(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")

These options are described in the contract and the GMIB II rider.
If you exercise the GMIB II, your annuity payments will be the greater of:
..  the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or
..  the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")
If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
If you choose not to receive annuity payments as guaranteed under the GMIB II, you may elect any of the annuity options available under the contract. TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:
    a) The 30th day following the contract anniversary on or following your 85th birthday;
    b)    The date you make a complete withdrawal of your account value;
    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II;
    d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or
    e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.
When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.

DESCRIPTION OF GMIB PLUS
The GMIB Plus is identical to the GMIB II, described above, with the following differences: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 6% per year through the contract anniversary on or following the owner's 85th birthday, and (b) the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB II" above will be set equal to the dollar amount of total withdrawals in such contract year provided that such total withdrawals do not exceed 6% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year; (2) you may exercise a "GUARANTEED PRINCIPAL OPTION," in which case you will receive an additional amount to be added to the account value in lieu of taking GMIB payments; (3) you may be permitted to periodically reset the Annual Increase Amount; (4) you are limited to allocating your account value to certain investment choices and you may not participate in the Standard Dollar Cost Averaging (DCA) program; (5) the termination provisions are expanded; and (6) the additional charge for the GMIB Plus is 0.80% of the income base (with a maximum charge of 1.50% of the income base applicable upon the exercise of the Optional Reset feature). A description of certain of these features follows. GUARANTEED PRINCIPAL OPTION. Starting with the tenth contract anniversary prior to the owner's 86th birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:
(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and
(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. It is important to note that only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue, and the GMIB Plus allocation limitations, described below, will no longer apply.
OPTIONAL RESET. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. Such a reset may be beneficial if your account value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus by restarting the waiting period, and the GMIB Plus rider charge will be reset to the fee we charge new contract purchasers for the same GMIB Plus rider at that time. An Optional Reset is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.
You may elect either, 1) a one-time Optional Reset at any contract anniversary provided the above requirements are met, or 2) Optional Resets to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each automatic step-up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above.
We must receive your request to exercise the Optional Reset in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Reset to occur on that contract anniversary. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus rider and will allow Optional Resets to those purchasers even if this benefit is no longer offered for this class of contract.
The Optional Reset will:
(1) reset the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Reset election;
(2) reset the GMIB Plus waiting period to the tenth contract anniversary following the date the Optional Reset took effect; and
(3) reset the GMIB Plus rider charge to the then current level we charge for the same GMIB Plus rider at the time of the reset, up to the Maximum Optional Reset charge (not to exceed 1.50%).
On the date of the reset, the account value on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.
ALLOCATION LIMITATIONS. If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the following investment portfolios:
(1)    the MetLife Defensive Strategy Portfolio,
(2)    the MetLife Moderate Strategy Portfolio,
(3)    the Strategic Growth and Income Portfolio,
(4)    the Strategic Conservative Growth Portfolio, or
(5)    the Cyclical Growth and Income ETF Portfolio.
You may also elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios.

TERMINATION PROVISIONS. GMIB Plus will terminate upon the effective date of the Guaranteed Principal Option in addition to the other termination provisions described above under "Terminating the GMIB II Rider." Also, for GMIB Plus only the following replaces termination provision e) above;
..    a change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the contract, unless we agree otherwise.
(See Appendix D for examples illustrating the operation of the GMIB Plus.) DESCRIPTION OF GMIB I

You can only elect the GMIB I at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.
INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:
(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.
(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;
    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:
         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or
         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.
(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.
It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB I payments and charges for the GMIB I rider.
OWNERSHIP. While the GMIB I rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the income base and GMIB I payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.
EXERCISING THE GMIB I RIDER. When you elect to receive annuity payments under the GMIB I, you have your choice of two fixed annuity options:
(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:
                                       40

  Age at Annuitization             Guarantee Period
--------------------------------   -----------------
           80                              9
           81                              8
           82                              7
           83                              6
        84 and 85                          5


(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")

Upon the exercise of the GMIB I, your annuity payments will be the greater of:
..    The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or
..    The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).") TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:
..    The date you elect to receive annuity payments either under the GMIB I rider or the contract;
..  The 30th day following the contract anniversary immediately after your 85th birthday;
..  The date you make a complete withdrawal of your account value;
..  Death of the owner or death of the annuitant if a non-natural person owns the contract; or
..    A change for any reason of the owner, joint owner or the annuitant, if a non-natural person, owns the contract.

MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.

When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.
GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS

The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase (and, for the GMIB Plus, after an Optional Reset) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.
Additionally, the GMIB is not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death; however, the GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised.

6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive annuity payments; or
(3)    when a death benefit is paid to your beneficiary.
Under most circumstances, withdrawals can only be made during the accumulation phase.
You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:
..  less any applicable withdrawal charge;
..  less any premium or other tax;

..  less any account fee; and
..  less any applicable pro rata GMIB, GWB, or GMAB rider charge.
Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect. We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your account value:

..  You must submit a request to our Annuity Service Center. (See "Other
     Information - Requests and Elections.")
..    You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")
..    You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
..    We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")
INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.
SYSTEMATIC WITHDRAWAL PROGRAM
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)
INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.
SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
..  the New York Stock Exchange is closed (other than customary weekend and holiday closings);
..  trading on the New York Stock Exchange is restricted;

..    an emergency exists, as determined by the Securities and Exchange
     Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

..    during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.
We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


7. LIVING BENEFITS

GUARANTEED WITHDRAWAL BENEFIT

We offer an optional Guaranteed Withdrawal Benefit ("GWB") for an additional charge. There are three versions of the GWB under this contract:

..  Guaranteed Withdrawal Benefit I ("GWB I")

..  Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")
..  Lifetime Withdrawal Guarantee
If you purchase the GWB, you must elect one version at the time you purchase the contract, prior to age 86. A MAXIMUM OF TWO VERSIONS OF THE GWB ARE OFFERED IN ANY PARTICULAR STATE. All three versions of the GWB are described below; however, GWB I is only offered in states where Enhanced GWB has not yet been approved. (The description of GWB I in this prospectus is based on an endorsement to the original GWB I rider that has been applied to all contracts previously issued with the GWB I rider.) Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below in the description of each version of the GWB.
Each version of the GWB rider guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee" below.)
THE GWB GUARANTEE MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) under the GWB I and Enhanced GWB riders, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee rider, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee -

Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE) UNTIL TERMINATION OF THE RIDER.
..    IF THE GWB I OR ENHANCED GWB RIDER IS IN EFFECT, THE GUARANTEED WITHDRAWAL
     AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS.
..    IF THE LIFETIME WITHDRAWAL GUARANTEE RIDER IS IN EFFECT, THE TOTAL
     GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS THAT DO NOT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR. WITHDRAWALS THAT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR MAY DECREASE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT.
IF THE LIFETIME WITHDRAWAL GUARANTEE RIDER IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE GWB RIDER CHARGE EVEN IN THE CASE WHERE YOUR REMAINING GUARANTEED WITHDRAWAL AMOUNT, AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE GWB I OR ENHANCED GWB RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO.
The tax treatment of withdrawals under the GWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base (Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the account value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.

DESCRIPTION OF GUARANTEED WITHDRAWAL BENEFIT I

BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the GWB I rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.
The Benefit Base is equal to:
..  Your initial purchase payment, increased by the 5% GWB Bonus Amount;
..  Increased by each subsequent purchase payment, and by the 5% GWB Bonus
     Amount;

..    Reduced dollar for dollar by Benefits Paid, which are withdrawals
     (including any applicable withdrawal charge) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and

..    If a Benefit Paid from your contract is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

(See section A of Appendix E for examples of how withdrawals affect the Benefit Base.)
ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.
It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals (including any applicable withdrawal charge) during a contract year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. This reduction may be significant. Furthermore, because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.
(See sections B and C of Appendix E for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.
REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.

GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount. OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken.

Starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your account value is larger than the Benefit Base immediately before the reset. You may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:
..    Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;
..    Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and
..    Reset the GWB I rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 0.95%. An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the GWB I rider charge. However, locking in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit
Payment and the Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Therefore, generally it may be beneficial to reset your Benefit Base only if your account value exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current GWB I rider charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).

We must receive your request for an Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) within the 30-day period ending on the day before the applicable contract anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.

WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years following receipt of the applicable purchase payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")
TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply. TERMINATION OF THE GWB I RIDER. The GWB I rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your account value;


(2)    the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the GWB I rider charge from your account value (whatever account value is available will be applied to pay the annual GWB I rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;


(5) a change of the owner or joint owner (or the annuitant if the owner is a non-natural person) for any reason; or
(6)    the termination of your contract.

ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB I rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.
If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the GWB I rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.
If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB I rider charge; or (3) the contract owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.

DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT

In states where approved, we currently offer the Enhanced GWB rider instead of the GWB I rider. This version is the same as the GWB I rider described above, except with the ability to cancel the rider within a 90-day period following the fifth contract anniversary. A description of this feature follows.
CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB rider, you may not re-elect it.
DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE
In states where approved, we offer the Lifetime Withdrawal Guarantee rider. The Lifetime Withdrawal Guarantee rider is an optional rider that may be elected instead of the GWB I rider or Enhanced GWB rider. You should carefully consider which version of the GWB may be best for you. Here are some of the differences between the Lifetime

Withdrawal Guarantee rider and the GWB I and Enhanced GWB riders:
..    Guaranteed Payments for Life. So long as you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees that we will make payments to you over your lifetime (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.
o Automatic Annual Step-Ups. In contrast to the GWB I rider and the Enhanced GWB rider, which offer an optional reset beginning with the 3rd contract anniversary prior to the owner's 86th birthday, the Lifetime Withdrawal Guarantee provides automatic resets on each contract anniversary prior to the owner's 86th birthday (and offers the owner the ability to opt out of the resets).
..    Withdrawal Rates. The Lifetime Withdrawal Guarantee rider uses a 5%
     Withdrawal Rate to determine the Annual Benefit Payment. The GWB I and Enhanced GWB riders use a 7% Withdrawal Rate to determine the Annual Benefit Payment.
..    Cancellation. The Lifetime Withdrawal Guarantee rider also provides the ability to cancel the rider every five contract years for the first 15 contract years and annually thereafter. The Enhanced GWB rider offers only one opportunity to cancel the rider (on the fifth contract anniversary), and the GWB I rider does not offer the ability to cancel the rider.
..    Investment Allocation Restrictions. If you elect the Lifetime Withdrawal
     Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and certain investment portfolios (see "Investment Allocation Restrictions" below).
In considering whether to purchase the Lifetime Withdrawal Guarantee rider, you must consider your desire for protection and the cost of the rider with the possibility that had you not purchased the rider, your account value may be higher. In considering the benefit of the lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have a significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any GWB rider, the Lifetime Withdrawal Guarantee rider, however, does not assure that you will receive strong, let alone any, return on your investments.
TOTAL GUARANTEED WITHDRAWAL AMOUNT. The TOTAL GUARANTEED WITHDRAWAL AMOUNT is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments. Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. If, however, a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Total Guaranteed Withdrawal Amount).
5% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of:
(a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.
REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments, and decreased by the amount of each withdrawal (including any applicable withdrawal charges) regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. The Remaining Guaranteed

Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described above. If a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount).
..    If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero.
..    If you take your first withdrawal on or after the date you reach age 59
     1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero.
You should carefully consider when to begin taking withdrawals if you have elected the Lifetime Withdrawal Guarantee. If you begin taking withdrawals too soon, you may limit the value of the Lifetime Withdrawal Guarantee. For example, your Total Guaranteed Withdrawal Amount is no longer increased by the 5% Compounding Income Amount once you make your first withdrawal. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. This may provide higher income amounts and/or different tax treatment than the payments received under the Lifetime Withdrawal Guarantee rider.
ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% Compounding Income Amount, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.
It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a contract year exceed the Annual Benefit Payment. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount may be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. In addition, as noted above, if a withdrawal results in cumulative withdrawals for the current contract year exceeding the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount). These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year.
AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's
86th birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).
The Automatic Annual Step-Up will:
..    reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed
     Withdrawal Amount to the account value on the date of the Step-Up, up to a maximum of $5,000,000;
..  reset the Annual Benefit Payment equal to 5% of the Total Guaranteed
     Withdrawal Amount after the Step-Up; and
..    reset the Lifetime Withdrawal Guarantee rider charge to the charge applicable to contract purchases of the same rider at the time of the Step-Up, up to a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version).
In the event that the charge applicable to contract purchases at the time of the Step-Up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $5,000,0000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,0000.
REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.
INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:
(1)    MetLife Defensive Strategy Portfolio
(2)    MetLife Moderate Strategy Portfolio
(3)    Strategic Growth and Income Portfolio
(4)    Strategic Conservative Growth Portfolio
(5)    Cyclical Growth and Income ETF Portfolio
(6)    BlackRock Money Market Portfolio
You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above listed investment portfolios you have chosen.
JOINT LIFE VERSION. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available for a charge of 0.70% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.40%). Like the Single Life version of the Lifetime Withdrawal Guarantee rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit - Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the Lifetime Withdrawal Guarantee would not apply.
CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the eligible contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee rider charge, and the investment allocation restrictions described above will no longer apply. The variable annuity contract, however, will continue.
If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any eligible contract anniversary thereafter, we will add a GUARANTEED PRINCIPAL ADJUSTMENT to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:
(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and
(b)    is the account value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.
Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make additional purchase payments after the 120 day period and are purchasing the Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature. TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:
(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);
(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);
(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met);
(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;
(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;

(6)    the effective date of the cancellation of the rider; or
(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death).
Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted and the Lifetime Withdrawal Guarantee investment allocation restrictions will no longer apply.
ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. If the owner or joint owner should die while the Lifetime Withdrawal Guarantee rider is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider that can be taken in a lump sum. The Lifetime Withdrawal Guarantee death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals. If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each contract year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.
Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code and nonqualified contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Lifetime Withdrawal Guarantee rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.
GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS
In the event the Lifetime Withdrawal Guarantee is made available for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) and the beneficiary, as required under tax rules, is to receive required minimum distributions prior to attaining age 59 1/2, the required minimum distributions received from the contract will have the effect of eliminating the lifetime payments under the Lifetime Withdrawal Guarantee. Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. Therefore the Lifetime Withdrawal Guarantee is not appropriate for purchase under a decedent's IRA by a beneficiary who has not attained age 59 1/2.
Note that the GWB I, Enhanced GWB, and Lifetime Withdrawal Guarantee are not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract.
(See Appendix E for examples of the GWB.)
GUARANTEED MINIMUM ACCUMULATION BENEFIT
In states where approved, you may elect the Guaranteed Minimum Accumulation Benefit ("GMAB") as an optional rider to your contract. The GMAB guarantees that your account value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your account value so that it is equal to the guaranteed amount.
If you elect the GMAB rider, we require you to allocate your purchase payments and all of your account value to one of the Asset Allocation Portfolios
                                 ---
available in your contract (excluding the Strategic Conservative Growth Portfolio and the Strategic Growth Portfolio). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available Asset Allocation Portfolio that you have chosen. No transfers are permitted while this rider is in effect. The Asset Allocation Portfolio you choose will determine the percentage of purchase payments that equals the guaranteed amount. The Asset Allocation Portfolios available if you choose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                           Guaranteed
                                 Amount Years to
                         (% of Purchase         Rider
Portfolio                   Payments)       Maturity Date
---------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio      130%               10 years
MetLife Moderate
Strategy Portfolio      120%               10 years
Strategic Growth and
Income Portfolio        110%               10 years



For more information about the Asset Allocation Portfolios, please see "Investment Options" and the prospectus for the portfolios.
You may elect the GMAB rider when you purchase the contract, up through age 80. This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.
BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation Portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of account value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.
On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which Asset Allocation Portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total account value.
     EXAMPLE:
   Assume your account value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the account value. Therefore, after the withdrawal, your account value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).
The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.
At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's account value to its Guaranteed Accumulation Amount. If the account value is less than the Guaranteed Accumulation Amount, we will contribute to your account value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Asset Allocation Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).
If your account value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your account value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.
If your account value is reduced to zero for any reason other than a full withdrawal of the account value or application of the entire account value to an annuity option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient account value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the account value.
Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day

GMAB Eligibility Period lose significant value, if the account value, which includes all purchase payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional purchase payments after the GMAB Eligibility Period.
     EXAMPLE:
   Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the Strategic Growth and Income Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your account value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000
   - $0 = $11,000).
   In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the Strategic Growth and Income Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your account value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your account value is $11,000. We would not pay a Guaranteed Accumulation Payment because the account value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).
RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your account value to an annuity option; and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person), unless the beneficiary is the spouse of the owner and elects to continue the contract under the spousal continuation provisions of the contract.
Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.
CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.
GMAB AND DECEDENT CONTRACTS. Note that the GMAB is not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA contract (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.



8. PERFORMANCE


We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge and GMIB, GWB or GMAB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, GMIB, GWB or GMAB rider charge, and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the GMIB, GWB, or GMAB riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.


9. DEATH BENEFIT

UPON YOUR DEATH
If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.
If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.
STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION
The death benefit will be the greater of:
(1)    the account value; or
(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.
If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."
In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.
OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP
If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:
(1)    the account value; or
(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or
(3)    the highest anniversary value, as defined below.
On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.
If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:
..    Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and
..    for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner. In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).
OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS
If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:
(1)    the account value; or
(2)    the enhanced death benefit.
                                       56

The enhanced death benefit is the greater of (a) or (b) below:
    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.
    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:
         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and
         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.
If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:
    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and
    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.
In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).
ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT
The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).
Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:
(a) is the death benefit under your contract; and
(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.
On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:
(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and
(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.
                               Benefit Percentage

   Issue Age               Percentage
----------------------

   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.
In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).
GENERAL DEATH BENEFIT PROVISIONS
The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.
Please check with your registered representative regarding the availability of the following in your state.

If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.

We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable withdrawal charges. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.
SPOUSAL CONTINUATION
If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.
DEATH OF THE ANNUITANT
If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.
Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.
CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").

10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.
If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."
Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
TAXATION OF NON-QUALIFIED CONTRACTS
NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.
The following discussion generally applies to Non-Qualified Contracts owned by natural persons.
WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.
In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders or GMAB rider), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal). ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..  made on or after the taxpayer reaches age 59 1/2;

..  made on or after the death of an owner;
..  attributable to the taxpayer's becoming disabled;
..    made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or
..    under certain immediate income annuities providing for substantially equal payments made at least annually.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax. ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.
TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed. TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.
WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.

OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.
FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."
TAXATION OF QUALIFIED CONTRACTS
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2007, $4,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.
SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2007. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.
ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.
SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.
OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.
Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.
The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.
Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.
COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

..    The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.
..    The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

..    The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.
A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.
FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information. GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT
We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.
We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.


11. OTHER INFORMATION

METLIFE INVESTORS

MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating.
We are licensed to do business in the District of Columbia and all states except New Hampshire and New York.
We are a member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT
We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

The amount of the guaranteed death benefit that exceeds the account value is paid from our general account. In addition, portions of the contract's guaranteed living benefits payable may exceed the amount of the account value and be paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of MetLife Investors.

DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular investment portfolio.
SELLING FIRMS

As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.
Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2006, as well as the range of additional compensation paid.)

As described above in "Investment Options," certain investment portfolios offered in the contracts compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. These payments are based on a percentage of assets allocated to the portfolio. Pursuant to agreements with A.G. Edwards, we pay to them a percentage amount equal to all or a portion of these payments, and we pay similar percentage fees on assets allocated to certain portfolios of affiliated investment portfolios. As a result of these arrangements, A.G. Edwards may have an incentive to recommend to its customers the purchase of the contracts for which we pay amounts with respect to the investment portfolios. The fees may vary from investment portfolio to portfolio and they may be significant. It is conceivable that A.G. Edwards may have an incentive to recommend to customers, in connection with the A.G. Edwards asset allocation program, that they allocate purchase payments and account value to the investment portfolios that result in payment of amounts or payment of higher amounts. During 2006, the percentage fees ranged from 0.05% to 0.25%. For more information about the nature and extent of these fees, you should ask your A.G. Edwards registered representative.
Gallatin Asset Management, Inc., an affiliate of A.G. Edwards, serves as the subadviser of the Cyclical Growth and Income ETF Portfolio, the Cyclical Growth ETF Portfolio, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio, and the Strategic Growth Portfolio (the "Gallatin-Subadvised Portfolios"). Accordingly, A.G. Edwards may benefit from assets allocated to the Gallatin-Subadvised Portfolios to the extent such assets result in profits to Gallatin Asset Management, Inc. (See the Statement of Additional Information for Met Investors Series Trust for information on the management fees paid to Gallatin Asset Management, Inc. by Met Investors Advisory, LLC, the investment adviser of Met Investors Series Trust.) In addition, pursuant to agreements with A.G. Edwards, we pay to them a percentage fee on assets allocated to the Gallatin-Subadvised Portfolios in this and other contracts issued by us and/or our affiliates. It is conceivable that A.G. Edwards may have an incentive to recommend to customers that they allocate purchase payments and account value to the Gallatin-Subadvised Portfolios.

REQUESTS AND ELECTIONS
We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. Requests for service may be made:
..  Through your registered representative

..    By telephone at (888) 562-2027, between the hours of 7:30AM and 5:30PM
     Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

..  In writing to our Annuity Service Center
..  By fax at (515) 457-4400 or
..  By Internet at www.metlifeinvestors.com
All other requests must be in written form, satisfactory to us.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
OWNERSHIP
OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.
These rights include the right to:
..  change the beneficiary.
..    change the annuitant before the annuity date (subject to our underwriting and administrative rules).
..  assign the contract (subject to limitation).
..  change the payment option.
.. exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.
BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit").
ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
LEGAL PROCEEDINGS
In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
     Company

     Experts

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements
                                       69

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2006. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges. Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)

CHART 1



                                    1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
    5/1/2004                              to  12/31/2004       19.834903         21.251446            89.3343
    1/1/2005                              to  12/31/2005       21.251446         22.777274         1,726.9382
    1/1/2006                              to  12/31/2006       22.777274         23.845946         2,261.5699
============                             ==== ==========       =========         =========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
    5/1/2004                              to  12/31/2004       15.412506         18.206389         1,758.2045
    1/1/2005                              to  12/31/2005       18.206389         21.153435        60,259.8037
    1/1/2006                              to  12/31/2006       21.153435         26.702840        71,039.9424
============                             ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
    5/1/2004                              to  12/31/2004       48.855332         53.347764         1,033.9908
    1/1/2005                              to  12/31/2005       53.347764         55.594101         2,459.3011
    1/1/2006                              to  12/31/2006       55.594101         65.814753         3,389.2393
============                             ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
    5/1/2004                              to  12/31/2004        6.960610          8.557905       152,398.8933
    1/1/2005                              to  12/31/2005        8.557905         10.764717       372,947.7733
    1/1/2006                              to  12/31/2006       10.764717         13.610871       299,628.1311
============                             ==== ==========       =========         =========       ============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
    5/1/2004                              to  12/31/2004       22.865318         26.352621        73,873.4453
    1/1/2005                              to  12/31/2005       26.352621         28.658472       201,233.8000
    1/1/2006                              to  12/31/2006       28.658472         34.356122       206,233.0059
============                             ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
    5/1/2006                              to  12/31/2006       15.099210         14.937184             0.0000
============                             ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
    5/1/2005                              to  12/31/2005       11.448289         13.035149         277,191.3564
    1/1/2006                              to  12/31/2006       13.035149         14.692143         230,580.9637
============                             ==== ==========       =========         =========         ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
    5/1/2004                              to  12/31/2004       13.823168         14.565940         132,059.0398
    1/1/2005                              to  4/30/2005        14.565940         12.512507               0.0000
============                             ==== ==========       =========         =========         ============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   9/30/2005                              to  12/31/2005       10.000000         10.132557          94,522.1794
    1/1/2006                              to  12/31/2006       10.132557         11.174895         790,808.0319
============                             ==== ==========       =========         =========         ============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   9/30/2005                              to  12/31/2005       10.000000         10.170740          59,035.1052
    1/1/2006                              to  12/31/2006       10.170740         11.430018         731,364.3154
============                             ==== ==========       =========         =========         ============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
    5/1/2004                              to  11/19/2004       14.664335         15.152734         104,369.7194
============                             ==== ==========       =========         =========         ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
    5/1/2004                              to  11/19/2004       14.953016         16.069205           2,027.5711
============                             ==== ==========       =========         =========         ============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
    5/1/2004                              to  12/31/2004        6.611150          7.189929         318,525.9078
    1/1/2005                              to  12/31/2005        7.189929          8.060860         250,205.7032
    1/1/2006                              to  12/31/2006        8.060860          7.818713         232,569.9866
============                             ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
    5/1/2004                              to  12/31/2004       16.137459         17.204948         322,326.4646
    1/1/2005                              to  12/31/2005       17.204948         17.236958         733,629.4070
    1/1/2006                              to  12/31/2006       17.236958         18.571397         713,747.7129
============                             ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS)
    5/1/2004                              to  12/31/2004       14.558790         15.650668          96,280.8231
    1/1/2005                              to  4/30/2005        15.650668         15.157397               0.0000
============                             ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
    5/1/2004                              to  12/31/2004       16.605671         17.886929           3,783.0938
    1/1/2005                              to  4/30/2005        17.886929         17.207436               0.0000
============                             ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                 ACCUMULATION      ACCUMULATION       ACCUMULATION
                                UNIT VALUE AT     UNIT VALUE AT          UNITS
                                 BEGINNING OF         END OF         OUTSTANDING AT
                                    PERIOD            PERIOD         END OF PERIOD
                               ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004       43.242312         47.937816         319,167.2202
  1/1/2005    to  12/31/2005       47.937816         48.925372         506,616.8607
  1/1/2006    to  12/31/2006       48.925372         56.884355         514,776.6184
==========   ==== ==========       =========         =========       ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004       20.314331         23.683379         199,496.7021
  1/1/2005    to  12/31/2005       23.683379         25.259591         540,973.0597
  1/1/2006    to  12/31/2006       25.259591         27.970108         559,924.2700
==========   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004        9.755208         11.208267         444,669.7857
  1/1/2005    to  12/31/2005       11.208267         12.880848         666,038.5383
  1/1/2006    to  12/31/2006       12.880848         16.092474         603,044.2186
==========   ==== ==========       =========         =========       ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004        9.999714          9.965778          73,780.4515
  1/1/2005    to  4/30/2005         9.965778          9.982068               0.0000
==========   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  5/1/2005    to  12/31/2005       12.499406         14.361086         221,739.4574
  1/1/2006    to  12/31/2006       14.361086         19.503665         213,770.9582
==========   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
  5/1/2004    to  12/31/2004       15.206781         20.864603          48,089.4640
  1/1/2005    to  4/30/2005        20.864603         20.017625               0.0000
==========   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004        7.877115          8.370190         492,146.7140
  1/1/2005    to  12/31/2005        8.370190          8.651885         466,380.4449
  1/1/2006    to  12/31/2006        8.651885          9.190873         614,895.6744
==========   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004       11.676306         12.110712         749,670.7222
  1/1/2005    to  12/31/2005       12.110712         12.223413       1,536,060.8230
  1/1/2006    to  12/31/2006       12.223413         12.611070       1,628,841.7989
==========   ==== ==========       =========         =========       ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004       12.771613         14.819977           7,447.7792
  1/1/2005    to  12/31/2005       14.819977         16.060762          11,015.6011
  1/1/2006    to  12/31/2006       16.060762         18.171642          28,486.8134
==========   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
    5/1/2004                              to  12/31/2004        6.284295          7.127233         469,918.1630
    1/1/2005                              to  12/31/2005        7.127233          8.064495       1,023,758.7198
    1/1/2006                              to  12/31/2006        8.064495          8.451316       1,007,530.5651
============                             ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
    5/1/2004                              to  12/31/2004       11.999476         14.345408         239,512.5357
    1/1/2005                              to  12/31/2005       14.345408         16.352461         290,544.6166
    1/1/2006                              to  12/31/2006       16.352461         18.261325         297,320.2937
============                             ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
    5/1/2005                              to  12/31/2005        9.998932         10.482927         508,181.0815
    1/1/2006                              to  12/31/2006       10.482927         12.009028         730,654.8911
============                             ==== ==========       =========         =========       ==============
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
    5/1/2004                              to  12/31/2004        8.812961          9.792630          42,069.6855
    1/1/2005                              to  12/31/2005        9.792630         10.109348          86,145.9725
    1/1/2006                              to  12/31/2006       10.109348         10.814428         118,068.5387
============                             ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                             to  12/31/2004       45.785064         45.825002           6,712.2250
     1/1/2005                             to  12/31/2005       45.825002         46.209352          88,287.5867
     1/1/2006                             to  12/31/2006       46.209352         47.501189         122,438.4329
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
     5/1/2005                             to  12/31/2005        9.982136         10.094014          64,483.2823
     1/1/2006                             to  12/31/2006       10.094014         10.417463         273,210.8711
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
     5/1/2004                             to  12/31/2004       16.173123         18.207351          20,066.1476
     1/1/2005                             to  12/31/2005       18.207351         18.675545          22,905.2494
     1/1/2006                             to  12/31/2006       18.675545         21.466160          17,385.1967
=============                            ==== ==========       =========         =========       ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
     5/1/2004                             to  12/31/2004       10.632445         11.417835         144,395.5413
     1/1/2005                             to  12/31/2005       11.417835         11.891041         368,533.7917
     1/1/2006                             to  12/31/2006       11.891041         12.892189         440,098.8173
=============                            ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
     5/1/2004                             to  12/31/2004       11.077739         11.934370         940,538.8111
     1/1/2005                             to  12/31/2005       11.934370         12.974739       1,627,919.1262
     1/1/2006                             to  12/31/2006       12.974739         14.652624       1,684,434.1394
=============                            ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                 ACCUMULATION      ACCUMULATION       ACCUMULATION
                                UNIT VALUE AT     UNIT VALUE AT           UNITS
                                 BEGINNING OF         END OF         OUTSTANDING AT
                                    PERIOD            PERIOD          END OF PERIOD
                               ---------------   ---------------   ------------------
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  5/1/2004    to  12/31/2004       11.974762         13.688306              805.6921
  1/1/2005    to  12/31/2005       13.688306         15.888294           14,865.8190
  1/1/2006    to  12/31/2006       15.888294         18.228676           12,182.1672
==========   ==== ==========       =========         =========        ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004        8.837372          9.791170           12,815.1797
  1/1/2005    to  12/31/2005        9.791170         10.089451          374,096.4112
  1/1/2006    to  12/31/2006       10.089451         10.927544          410,338.8051
==========   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004        9.651722         10.496784          372,765.3957
  1/1/2005    to  12/31/2005       10.496784         11.764232          523,923.8640
  1/1/2006    to  12/31/2006       11.764232         11.905780          613,743.0869
==========   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004        7.729082          8.573655            5,660.9558
  1/1/2005    to  12/31/2005        8.573655          9.047333            6,001.0006
  1/1/2006    to  4/30/2006         9.047333          9.458778            6,635.7888
==========   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004       11.228408         12.175379          195,303.9832
  1/1/2005    to  12/31/2005       12.175379         12.779031          590,106.3817
  1/1/2006    to  12/31/2006       12.779031         14.239431        1,281,613.4581
==========   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  5/1/2004    to  12/31/2004       51.163633         53.195858           71,519.3837
  1/1/2005    to  12/31/2005       53.195858         55.400156          195,569.2500
  1/1/2006    to  4/30/2006        55.400156         57.897507          228,689.5306
==========   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004       12.470698         13.304023            1,305.4847
  1/1/2005    to  12/31/2005       13.304023         14.539868            6,954.0347
  1/1/2006    to  12/31/2006       14.539868         14.873344            8,128.2061
==========   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004       18.835831         19.981733               95.5994
  1/1/2005    to  12/31/2005       19.981733         20.229636            5,128.3248
  1/1/2006    to  12/31/2006       20.229636         20.932602           11,057.7617
==========   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
    5/1/2004                              to  12/31/2004       11.935368         12.947911            7,280.7603
    1/1/2005                              to  12/31/2005       12.947911         13.308426          138,343.5007
    1/1/2006                              to  12/31/2006       13.308426         14.333171          183,289.8067
============                             ==== ==========       =========         =========        ==============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
    5/1/2004                              to  12/31/2004       12.162693         12.240853           14,422.5383
    1/1/2005                              to  12/31/2005       12.240853         12.205636           29,848.7056
    1/1/2006                              to  12/31/2006       12.205636         12.527669           34,876.3652
============                             ==== ==========       =========         =========        ==============
 PIMCO VIT STOCKPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
    5/1/2004                              to  12/31/2004       12.047022         13.152821            1,276.1558
    1/1/2005                              to  12/31/2005       13.152821         13.436290            1,371.0081
    1/1/2006                              to  12/31/2006       13.436290         15.239325            1,932.2809
============                             ==== ==========       =========         =========        ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
    5/1/2004                              to  12/31/2004       45.386183         49.298756            1,604.2332
    1/1/2005                              to  12/31/2005       49.298756         51.208076            3,670.0390
    1/1/2006                              to  12/31/2006       51.208076         58.591262            3,903.9825
============                             ==== ==========       =========         =========        ==============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
    5/1/2004                              to  12/31/2004       12.398267         14.133934              213.9146
    1/1/2005                              to  12/31/2005       14.133934         15.646903            1,887.5461
    1/1/2006                              to  12/31/2006       15.646903         16.287396            1,981.3093
============                             ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
    5/1/2006                              to  12/31/2006       10.649911         11.183762          188,059.5845
============                             ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
    5/1/2006                              to  12/31/2006       11.061525         11.630632        1,141,012.3178
============                             ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - GALLATIN ASSET ALLOCATION PROGRAM
 STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B)
   11/1/2006                              to  12/31/2006        9.950000         10.237889        2,412,242.7137
============                             ==== ==========       =========         =========        ==============
 STRATEGIC GROWTH SUB-ACCOUNT (CLASS B)
   11/1/2006                              to  12/31/2006        9.930000         10.315577        1,476,101.4681
============                             ==== ==========       =========         =========        ==============
 STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/1/2006                              to  12/31/2006        9.959644         10.201593        1,143,376.4236
============                             ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2



                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
    5/1/2004                              to  12/31/2004       18.567621         19.814670             0.0000
    1/1/2005                              to  12/31/2005       19.814670         21.110699             0.0000
    1/1/2006                              to  12/31/2006       21.110699         21.969305             0.0000
============                             ==== ==========       =========         =========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
    5/1/2004                              to  12/31/2004       14.427941         16.975707           201.3949
    1/1/2005                              to  12/31/2005       16.975707         19.605943         2,145.7007
    1/1/2006                              to  12/31/2006       19.605943         24.601800         3,111.1924
============                             ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
    5/1/2004                              to  12/31/2004       43.967239         47.819604           745.9480
    1/1/2005                              to  12/31/2005       47.819604         49.535976         4,252.9095
    1/1/2006                              to  12/31/2006       49.535976         58.293183         4,006.4906
============                             ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
    5/1/2004                              to  12/31/2004        6.627398          8.115896        17,594.1835
    1/1/2005                              to  12/31/2005        8.115896         10.147894        40,247.3676
    1/1/2006                              to  12/31/2006       10.147894         12.754275        36,673.0059
============                             ==== ==========       =========         =========       ============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
    5/1/2004                              to  12/31/2004       21.275514         24.423028         9,931.6985
    1/1/2005                              to  12/31/2005       24.423028         26.401650        25,153.7669
    1/1/2006                              to  12/31/2006       26.401650         31.461875        20,672.8692
============                             ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
    5/1/2006                              to  12/31/2006       14.171468         13.963702             0.0000
============                             ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
    5/1/2005                              to  12/31/2005       11.223524         12.728544       284,898.6440
    1/1/2006                              to  12/31/2006       12.728544         14.260960       246,871.7946
============                             ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
    5/1/2004                              to  12/31/2004       13.332967         13.993581        14,520.0855
    1/1/2005                              to  4/30/2005        13.993581         11.997312             0.0000
============                             ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   9/30/2005                              to  12/31/2005       10.000000         10.117411         2,037.4350
    1/1/2006                              to  12/31/2006       10.117411         11.091625        22,829.8775
============                             ==== ==========       =========         =========       ============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   9/30/2005                              to  12/31/2005       10.000000         10.155537             0.0000
    1/1/2006                              to  12/31/2006       10.155537         11.344850        17,513.4697
============                             ==== ==========       =========         =========       ============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
    5/1/2004                              to  11/19/2004       13.976263         14.394588        13,064.1492
============                             ==== ==========       =========         =========       ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
    5/1/2004                              to  11/19/2004       14.251352         15.265149           162.0794
============                             ==== ==========       =========         =========       ============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
    5/1/2004                              to  12/31/2004        6.502177          7.043338       568,209.4072
    1/1/2005                              to  12/31/2005        7.043338          7.849430       433,969.7607
    1/1/2006                              to  12/31/2006        7.849430          7.568189       375,516.3553
============                             ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
    5/1/2004                              to  12/31/2004       15.871678         16.854422       627,149.8832
    1/1/2005                              to  12/31/2005       16.854422         16.785051       418,969.1869
    1/1/2006                              to  12/31/2006       16.785051         17.976644       377,830.9449
============                             ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS)
    5/1/2004                              to  12/31/2004       13.812031         14.788979        11,220.9335
    1/1/2005                              to  4/30/2005        14.788979         14.294863             0.0000
============                             ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
    5/1/2004                              to  12/31/2004       14.849635         15.931923             0.0000
    1/1/2005                              to  4/30/2005        15.931923         15.296730             0.0000
============                             ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
    5/1/2004                              to  12/31/2004       42.529947         46.960946       344,306.4949
    1/1/2005                              to  12/31/2005       46.960946         47.642491       292,601.0808
    1/1/2006                              to  12/31/2006       47.642491         55.062441       288,901.2803
============                             ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
    5/1/2004                              to  12/31/2004       19.513349         22.659271        23,695.7471
    1/1/2005                              to  12/31/2005       22.659271         24.023204        60,536.7173
    1/1/2006                              to  12/31/2006       24.023204         26.442364        57,941.7117
============                             ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                 ACCUMULATION      ACCUMULATION       ACCUMULATION
                                UNIT VALUE AT     UNIT VALUE AT          UNITS
                                 BEGINNING OF         END OF         OUTSTANDING AT
                                    PERIOD            PERIOD         END OF PERIOD
                               ---------------   ---------------   -----------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004        9.594492         10.979856         426,569.1466
  1/1/2005    to  12/31/2005       10.979856         12.543118         342,726.8846
  1/1/2006    to  12/31/2006       12.543118         15.577096         310,122.8863
==========   ==== ==========       =========         =========       ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004        9.834948          9.762657          93,724.0831
  1/1/2005    to  4/30/2005         9.762657          9.759505               0.0000
==========   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  5/1/2005    to  12/31/2005       12.424258         14.218141         133,742.7889
  1/1/2006    to  12/31/2006       14.218141         19.194490         132,911.5595
==========   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
  5/1/2004    to  12/31/2004       14.933150         20.407953           7,676.1676
  1/1/2005    to  4/30/2005        20.407953         19.541200               0.0000
==========   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004        7.747306          8.199570       1,170,419.1560
  1/1/2005    to  12/31/2005        8.199570          8.424977         892,127.0772
  1/1/2006    to  12/31/2006        8.424977          8.892595         910,892.6432
==========   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004       11.483951         11.863917         812,494.9265
  1/1/2005    to  12/31/2005       11.863917         11.902882         646,631.6028
  1/1/2006    to  12/31/2006       11.902882         12.207117         585,550.2474
==========   ==== ==========       =========         =========       ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004       12.172147         14.068303             401.1172
  1/1/2005    to  12/31/2005       14.068303         15.155264             787.0106
  1/1/2006    to  12/31/2006       15.155264         17.044858           1,149.0406
==========   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004        6.180690          6.981901         591,807.1868
  1/1/2005    to  12/31/2005        6.981901          7.852952         598,574.9466
  1/1/2006    to  12/31/2006        7.852952          8.180513         573,069.1221
==========   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004       11.867701         14.131572         462,454.9926
  1/1/2005    to  12/31/2005       14.131572         16.012689         377,094.0003
  1/1/2006    to  12/31/2006       16.012689         17.775216         345,165.9059
==========   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  5/1/2005    to  12/31/2005        9.998438         10.440811          40,290.3754
  1/1/2006    to  12/31/2006       10.440811         11.889440          89,322.9589
==========   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
    5/1/2004                              to  12/31/2004        8.644194          9.566957            2,507.1453
    1/1/2005                              to  12/31/2005        9.566957          9.817471            5,352.2827
    1/1/2006                              to  12/31/2006        9.817471         10.439526            7,508.5029
============                             ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                             to  12/31/2004       40.305838         40.312488              926.6569
     1/1/2005                             to  12/31/2005       40.312488         40.408096           11,468.5021
     1/1/2006                             to  12/31/2006       40.408096         41.289976           10,950.3513
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
     5/1/2005                             to  12/31/2005        9.759091          9.829291          137,056.0915
     1/1/2006                             to  12/31/2006        9.829291         10.083745          359,479.0254
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
     5/1/2004                             to  12/31/2004       15.805739         17.723119            1,222.1236
     1/1/2005                             to  12/31/2005       17.723119         18.070456            1,641.7435
     1/1/2006                             to  12/31/2006       18.070456         20.646753            1,362.6289
=============                            ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
     5/1/2004                             to  12/31/2004       10.505123         11.236317            8,070.8003
     1/1/2005                             to  12/31/2005       11.236317         11.632206           17,634.9674
     1/1/2006                             to  12/31/2006       11.632206         12.536329           23,604.9966
=============                            ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
     5/1/2004                             to  12/31/2004       10.895264         11.691186        1,119,896.1890
     1/1/2005                             to  12/31/2005       11.691186         12.634573        1,066,833.8705
     1/1/2006                             to  12/31/2006       12.634573         14.183373        1,089,614.0542
=============                            ==== ==========       =========         =========        ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
     5/1/2004                             to  12/31/2004       11.074965         12.609500                0.0000
     1/1/2005                             to  12/31/2005       12.609500         14.548836            4,498.4636
     1/1/2006                             to  12/31/2006       14.548836         16.592341            4,479.0567
=============                            ==== ==========       =========         =========        ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
     5/1/2004                             to  12/31/2004        8.679209          9.577756            4,839.9460
     1/1/2005                             to  12/31/2005        9.577756          9.810686           45,453.9805
     1/1/2006                             to  12/31/2006        9.810686         10.562205           52,922.5019
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                 ACCUMULATION      ACCUMULATION       ACCUMULATION
                                UNIT VALUE AT     UNIT VALUE AT          UNITS
                                 BEGINNING OF         END OF         OUTSTANDING AT
                                    PERIOD            PERIOD         END OF PERIOD
                               ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004        9.545673         10.340233         480,073.4891
  1/1/2005    to  12/31/2005       10.340233         11.519694         397,023.3546
  1/1/2006    to  12/31/2006       11.519694         11.588731         361,058.9605
==========   ==== ==========       =========         =========         ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004        7.499951          8.286461           1,551.3443
  1/1/2005    to  12/31/2005        8.286461          8.692126           1,551.3443
  1/1/2006    to  4/30/2006         8.692126          9.069817           1,551.3443
==========   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004       10.864795         11.734328          24,721.9804
  1/1/2005    to  12/31/2005       11.734328         12.242665          55,221.6127
  1/1/2006    to  12/31/2006       12.242665         13.560394         110,561.2758
==========   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  5/1/2004    to  12/31/2004       46.042512         47.681186           8,475.3099
  1/1/2005    to  12/31/2005       47.681186         49.360843          21,155.8590
  1/1/2006    to  4/30/2006        49.360843         51.486019          23,357.0427
==========   ==== ==========       =========         =========         ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004       11.945157         12.692750             342.5621
  1/1/2005    to  12/31/2005       12.692750         13.789115             482.5501
  1/1/2006    to  12/31/2006       13.789115         14.021175             454.7855
==========   ==== ==========       =========         =========         ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  5/1/2004    to  12/31/2004       17.791140         18.798576               0.0000
  1/1/2005    to  12/31/2005       18.798576         18.918267           6,430.6321
  1/1/2006    to  12/31/2006       18.918267         19.458894           6,526.1565
==========   ==== ==========       =========         =========         ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  5/1/2004    to  12/31/2004       11.512421         12.439516             124.3676
  1/1/2005    to  12/31/2005       12.439516         12.709595           9,943.7623
  1/1/2006    to  12/31/2006       12.709595         13.606588          14,828.3558
==========   ==== ==========       =========         =========         ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  5/1/2004    to  12/31/2004       11.788139         11.816788             269.4674
  1/1/2005    to  12/31/2005       11.816788         11.712494             269.4674
  1/1/2006    to  12/31/2006       11.712494         11.949803             269.4674
==========   ==== ==========       =========         =========         ============
 PIMCO VIT STOCKPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  5/1/2004    to  12/31/2004       11.597247         12.611500             319.8593
  1/1/2005    to  12/31/2005       12.611500         12.806465             319.8593
  1/1/2006    to  12/31/2006       12.806465         14.438355             319.8593
==========   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
    5/1/2004                              to  12/31/2004       41.168501         44.539971              189.3916
    1/1/2005                              to  12/31/2005       44.539971         45.989065              254.7930
    1/1/2006                              to  12/31/2006       45.989065         52.305969              461.1372
============                             ==== ==========       =========         =========        ==============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
    5/1/2004                              to  12/31/2004       11.864131         13.471321              125.6145
    1/1/2005                              to  12/31/2005       13.471321         14.824452              121.7053
    1/1/2006                              to  12/31/2006       14.824452         15.339203              121.5971
============                             ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
    5/1/2006                              to  12/31/2006       10.555116         11.040211        1,598,217.3594
============                             ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
    5/1/2006                              to  12/31/2006       10.963078         11.481355        1,827,127.5085
============                             ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - GALLATIN ASSET ALLOCATION PROGRAM
 STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B)
   11/1/2006                              to  12/31/2006        9.950000         10.229648           96,957.4052
============                             ==== ==========       =========         =========        ==============
 STRATEGIC GROWTH SUB-ACCOUNT (CLASS B)
   11/1/2006                              to  12/31/2006        9.930000         10.307276           76,008.9107
============                             ==== ==========       =========         =========        ==============
 STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/1/2006                              to  12/31/2006        9.960000         10.193383          157,630.6088
============                             ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Goldman Sachs Variable Insurance Trust:
Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund (closed effective April 25, 2002); (b) Scudder Variable Series II: Scudder Government & Agency Securities Portfolio and Scudder Small Cap Growth Portfolio (closed effective May 1, 2002); (c) Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class A) and for contracts issued prior to May 1, 2002, Lord Abbett Bond Debenture Portfolio (Class A) (closed effective May 1,
2004) and for contracts issued prior to May 1, 2003, Lord Abbett Mid-Cap Value Portfolio (Class A), MFS (Reg. TM) Research International Portfolio (Class A);
T. Rowe Price Mid-Cap Growth Portfolio (Class A) (closed effective May 1, 2004); Third Avenue Small Cap Value Portfolio (Class A) (closed effective May 1, 2005); and Met/AIM Capital Appreciation Portfolio (Class E) (closed effective April 30,
2007); (d) PIMCO Variable Insurance Trust (Administrative Class): PIMCO VIT Total Return Portfolio (closed effective November 22, 2004); (e) AIM Variable Insurance Funds (Series II Shares): AIM V.I. Capital Appreciation Fund (closed effective May 1, 2006); (f) AIM Variable Insurance Funds (Series I Shares): AIM V.I. Capital Appreciation Fund (closed effective November 13, 2006); (g) Metropolitan Series Fund, Inc.: T. Rowe Price Small Cap Growth Portfolio (Class
A) (closed effective April 30, 2007).

Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio. Effective as of May 1, 2004, the MFS (Reg. TM) Research Managers Portfolio was merged into the MFS (Reg. TM) Investors Trust Portfolio, both of the Metropolitan Series Fund, Inc.
Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: for contracts issued on or after May 1, 2002, the AIM V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B); (b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust;
(c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1,
2003) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Service Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 2): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS (Reg. TM) Variable Insurance Trust (Service Class): MFS (Reg. TM) Research Series (closed effective May 1, 2003) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; MFS (Reg.
TM) Emerging Growth Series (closed effective May 1, 2004) was replaced with the
T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund; and the MFS (Reg. TM) Strategic Income Series (closed effective May 1,
2004) was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Metropolitan Series Fund; (j) Putnam Variable Trust (Class B): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS (Reg. TM) Research International Portfolio of the Met Investors Series Trust; (k) Scudder Variable Series I, (Class B): the Scudder International Portfolio (closed effective May 1, 2003) was replaced with the MFS (Reg. TM) Research International Portfolio (Class B) of the Met Investors Series Trust.
Effective as of November 22, 2004, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Select Equity Portfolio of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio of the Metropolitan Series Fund, Inc.; and J.P. Morgan Quality Bond Portfolio of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio of the Met Investors Series Trust.
Effective as of May 1, 2005, the Money Market Portfolio of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.
Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: the AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (b) AllianceBernstein Variable Products Series Fund,
Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Met Investors Series Trust; (c) the Dreyfus Stock Index Fund (Service Class) was replaced with the MetLife Stock Index Portfolio (Class B) of the Metropolitan Series Fund, Inc.; (d) MFS (Reg. TM) Variable Insurance Trust: the MFS (Reg. TM) High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust; and the MFS (Reg. TM) New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Met Investors Series Trust; (e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS (Reg. TM) Research International Portfolio (Class B) of the Met Investors Series Trust; (f) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; and (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.
Effective as of May 1, 2006, the MFS (Reg. TM) Investors Trust Portfolio (Class
B) of the Metropolitan Series Fund, Inc. merged into the Legg Mason Value
Equity Portfolio (Class B) of the Met Investors Series Trust.
Effective as of May 1, 2006, Fidelity Variable Insurance Products: VIP Growth Portfolio (Service Class 2) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.
Effective as of May 1, 2006, the following investment portfolios were renamed:
(a) Metropolitan Series Fund, Inc.: Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) was renamed Metropolitan Series Fund, Inc.:
Western Asset Management Strategic Bond Opportunities Portfolio (Class B); (b) Scudder Variable

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


Series II: Scudder Government & Agency Securities Portfolio (closed effective May 1, 2002) was renamed DWS Variable Series II: DWS Government & Agency Securities Portfolio (closed effective May 1, 2002); and (c) Scudder Variable Series II: Scudder Small Cap Growth Portfolio (closed effective May 1, 2002) was renamed DWS Variable Series II: DWS Small Cap Growth Portfolio (closed effective May 1, 2002).
Effective as of April 30, 2007, the Met/Putnam Capital Opportunities Portfolio (Class B) of the Met Investors Series Trust merged into the Lazard Mid-Cap Portfolio (Class B) of the Met Investors Series Trust.
Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I Shares) (closed effective November 13,
2006) was replaced with Met Investors Series Trust: Met/AIM Capital
Appreciation Portfolio (Class A); (b) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series II Shares) (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation
Portfolio (Class E); (c) DWS Variable Series II: DWS Small Cap Growth Portfolio (Class A) (closed effective May 1, 2002) was replaced with Metropolitan Series Fund, Inc.: T. Rowe Price Small Cap Growth Portfolio (Class A); and (d) MFS (Reg. TM) Variable Insurance Trust: MFS (Reg. TM) Investors Trust Series (Service Class) was replaced with Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio (Class B).

YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:
AIM V.I. INTERNATIONAL GROWTH FUND
INVESTMENT OBJECTIVE: The Fund's investment objective is to provide long-term growth of capital.

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Service Class 2 portfolios are available under the contract:
VIP EQUITY-INCOME PORTFOLIO
INVESTMENT OBJECTIVE: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
Franklin Templeton Variable Insurance Products Trust currently consists of 22 separate series (the Fund or Funds). Funds may be available in multiple classes:
Class 1, Class 2 and Class 3. The portfolios available in connection with your contract are Class 2 shares. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund and Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market countries.
TEMPLETON FOREIGN SECURITIES FUND
INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital growth.

MET INVESTORS SERIES TRUST (CLASS B OR CLASS A, AS NOTED)
Met Investors Series Trust is managed by Met Investors Advisory LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or Class A, as noted, portfolios are available under the contract:

MET/AIM CAPITAL APPRECIATION PORTFOLIO (CLASS A)
SUBADVISER: AIM Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Capital Appreciation Portfolio seeks capital appreciation.

MET/AIM SMALL CAP GROWTH PORTFOLIO
SUBADVISER: AIM Capital Management, Inc.
INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.
CYCLICAL GROWTH AND INCOME ETF PORTFOLIO
SUBADVISER: Gallatin Asset Management, Inc.
INVESTMENT OBJECTIVE: The Cyclical Growth and Income ETF Portfolio seeks growth of capital and income.

CYCLICAL GROWTH ETF PORTFOLIO
SUBADVISER: Gallatin Asset Management, Inc.
INVESTMENT OBJECTIVE: The Cyclical Growth ETF Portfolio seeks growth of capital.

LAZARD MID-CAP PORTFOLIO
SUBADVISER: Lazard Asset Management LLC
INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO (formerly Legg Mason Aggressive Growth Portfolio)
SUBADVISER: ClearBridge Advisors, LLC (formerly Janus Capital Management LLC) INVESTMENT OBJECTIVE: The Legg Mason Partners Aggressive Growth Portfolio seeks capital appreciation.
LEGG MASON VALUE EQUITY PORTFOLIO
SUBADVISER: Legg Mason Capital Management, Inc.
INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.
LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.
LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT MID-CAP VALUE PORTFOLIO
SUBADVISER: Lord, Abbett & Co. LLC
INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.
NEUBERGER BERMAN REAL ESTATE PORTFOLIO
SUBADVISER: Neuberger Berman Management, Inc.
INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO
SUBADVISER: OppenheimerFunds, Inc.
INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.
PIMCO TOTAL RETURN PORTFOLIO
SUBADVISER: Pacific Investment Management Company LLC
INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
SUBADVISER: T. Rowe Price Associates, Inc.
INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.
THIRD AVENUE SMALL CAP VALUE PORTFOLIO
SUBADVISER: Third Avenue Management LLC
INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.
VAN KAMPEN COMSTOCK PORTFOLIO
SUBADVISER: Morgan Stanley Investment Management, Inc.
INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

VAN KAMPEN MID-CAP GROWTH PORTFOLIO (formerly Lord Abbett Growth Opportunities Portfolio)
SUBADVISER: Morgan Stanley Investment Management, Inc. (formerly Lord, Abbett & Co. LLC)
INVESTMENT OBJECTIVE: The Van Kampen Mid-Cap Growth Portfolio seeks capital appreciation.
METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, are available under the contract:
BLACKROCK BOND INCOME PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.
BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio. During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.
BLACKROCK STRATEGIC VALUE PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Strategic Value Portfolio seeks a high total return, consisting principally of captial appreciation.
CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
SUBADVISER: Capital Guardian Trust Company
INVESTMENT OBJECTIVE: The Capital Guardian U.S. Equity Portfolio seeks long-term growth of capital.
DAVIS VENTURE VALUE PORTFOLIO (CLASS E)
SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L. P. may delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly-owned subsidiary.
INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.
FI INTERNATIONAL STOCK PORTFOLIO
SUBADVISER: Fidelity Management & Research Company
INVESTMENT OBJECTIVE: The FI International Stock Portfolio seeks long-term growth of capital.
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO
SUBADVISER: Franklin Advisers, Inc.
INVESTMENT OBJECTIVE: The Franklin Templeton Small Cap Growth Portfolio seeks long-term capital growth.
JENNISON GROWTH PORTFOLIO
SUBADVISER: Jennison Associates LLC
INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.
METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
SUBADVISER: T. Rowe Price Associates, Inc.
INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
SUBADVISER: T. Rowe Price Associates, Inc.
INVESTMENT OBJECTIVE: The T. Rowe Price Small Cap Growth Portfolio seeks long-term capital growth.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO
SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Western Asset Management Strategic Bond Opportunities Portfolio seeks to maximize total return consistent with preservation of capital.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:
PIMCO VIT HIGH YIELD PORTFOLIO
INVESTMENT OBJECTIVE: The High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The High Yield Portfolio invests at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or CCC by S&P, or if unrated, determined by PIMCO to be of comparable quality.
PIMCO VIT LOW DURATION PORTFOLIO
INVESTMENT OBJECTIVE: The Low Duration Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Low Duration Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.
PIMCO VIT STOCKSPLUS GROWTH AND INCOME PORTFOLIO
INVESTMENT OBJECTIVE: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P
500. The StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.
PUTNAM VARIABLE TRUST (CLASS IB)
Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:
PUTNAM VT GROWTH AND INCOME FUND
INVESTMENT OBJECTIVE: The Fund seeks capital growth and current income.
PUTNAM VT VISTA FUND

INVESTMENT OBJECTIVE: The Fund seeks capital appreciation.
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios are available under the contract:
METLIFE DEFENSIVE STRATEGY PORTFOLIO
INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.
METLIFE MODERATE STRATEGY PORTFOLIO
INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

MET INVESTORS SERIES TRUST - GALLATIN ASSET ALLOCATION PORTFOLIOS (CLASS B)
In addition to the Met Investors Series Trust portfolios and Met Investors Series Trust - MetLife Asset Allocation Program Portfolios listed above, the following Class B portfolios are also available under the contract:
STRATEGIC GROWTH AND INCOME PORTFOLIO
SUBADVISER: Gallatin Asset Management, Inc.
INVESTMENT OBJECTIVE: The Strategic Growth and Income Portfolio seeks both growth of capital and income where growth of capital takes precedence over income.
STRATEGIC CONSERVATIVE GROWTH PORTFOLIO
SUBADVISER: Gallatin Asset Management, Inc.
INVESTMENT OBJECTIVE: The Strategic Conservative Growth Portfolio seeks primarily growth of capital with a level of risk expected to be less than that of an investor fully invested in stocks.
STRATEGIC GROWTH PORTFOLIO
SUBADVISER: Gallatin Asset Management, Inc.
INVESTMENT OBJECTIVE: The Strategic Growth Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. 6-MONTH EDCA


The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            12000               2000              10000            10000
    2                                2000               8095             8095
    3                                2000               6172             6172
    4             6000               3000               9230             3230           6000
    5                                3000               6309              261           6048
    6                                3000               3359                0           3359
    7                                3000                386                0            386
    8                                 389                  0                0              0
    9                                   0                  0                0              0
   10                                   0                  0                0              0
   11                                   0                  0                0              0
   12                                   0                  0                0              0
   13                                   0                  0                0              0
   14                                   0                  0                0              0
   15                                   0                  0                0              0

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x
(1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            24000               2000              22000            22000
    2                                2000              20209            20209
    3                                2000              18401            18401
    4                                2000              16575            16575
    5                                2000              14732            14732
    6            12000               3000              23872            11872          12000
    7                                3000              21801             8985          12096
    8                                3000              18262             6070          12192
    9                                3000              15417             3128          12289
   10                                3000              12545              157          12387
   11                                3000               9645                0           9645
   12                                3000               6722                0           6722
   13                                3000               3776                0           3776
   14                                3000                806                0            806
   15                                 812                  0                0              0

                                       C-2

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges.

(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------
    Assume the initial purchase payment is $100,000 and the GMIB II is selected.
      Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $5,000 is withdrawn (leaving an account balance of $95,000). Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($105,000 - $5,000 = $100,000).
      Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------
    Assume the initial purchase payment is $100,000 and the GMIB II is selected.
      Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
(2) THE 5% ANNUAL INCREASE AMOUNT
    Example
    -------
    Assume the owner of the contract is a male, age 55 at issue, and he elects the GMIB II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the owner's 85th birthday). At the tenth contract anniversary, when the owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------

    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase

     Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]



    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------

    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.
[GRAPHIC APPEARS HERE]



(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")
    Example
    -------
  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the GMIB II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the GMIB II rider.
    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------
    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]

  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------

    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.
[GRAPHIC APPEARS HERE]



(4) PUTTING IT ALL TOGETHER
    Example
    -------
    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the GMIB II rider at the tenth contract anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the GMIB Annuity Table. This yields annuity payments of $717 per month for life, with a minimum of 10 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $806; if the owner were age 75, the income base of $162,889 would yield monthly payments of $920.)
    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.
    Graphic Example
    ---------------
    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

[GRAPHIC APPEARS HERE]




    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used. [GRAPHIC APPEARS HERE]



(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS
    Assume your initial purchase payment is $100,000 and that no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.
    The effects of exercising the Guaranteed Principal Option are:
    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.
    2) The GMIB Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.
    3) GMIB Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.
[GRAPHIC APPEARS HERE]


    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.
(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP -

     GMIB PLUS
Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur. The effect of the Optional Reset is:
   (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000;
   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first contract anniversary;
   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and
   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.
The effect of the Optional Reset is:
   (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000;
   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second contract anniversary;
   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and
   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 6% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of each Optional Reset is:
   (1) The 6% Annual Increase Amount automatically resets to the higher account value;
   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Reset;
   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and
   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.
The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 6% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 85th birthday. Also, please note:
   (1) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);
   (2) The GMIB Plus rider charge remains at its current level; and
   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Unless otherwise noted, these examples are for GWB I and Enhanced GWB. Examples I, J and K are for the Lifetime Withdrawal Guarantee.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (under the GWB I and Enhanced GWB riders) and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) cannot be taken as a lump sum.

A.   How Withdrawals Affect the Benefit Base
  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.
  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.
B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment
An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.
C.   How Withdrawals Affect the Annual Benefit Payment
  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.
  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.
                                       E-1

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount
An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.
E.   Putting It All Together
     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment
An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.
[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0      21,100
15     2,100        2,100           0           0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 -
$10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.
[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800



F. How the Optional Reset Works If Elected on the 3rd Contract Anniversary (may be elected prior to age 86) - GWB I AND ENHANCED GWB
Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).
The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.
The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.

The period of time over which the Annual Benefit Payment may be taken would be lengthened.
[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



G. How an Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment
Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.
Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the account value at the end of 5 years is $80,000. If an Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%).
Under these circumstances, the Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

H.   Annual Benefit Payment Continuing When Account Value Reaches Zero
Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).
Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.
In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.
[GRAPHIC APPEARS HERE]





Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0



I.   Lifetime Withdrawal Guarantee
     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment
Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).
Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.

If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero.
[GRAPHIC APPEARS HERE]





                                    Remaining
Annual                              Guaranteed   Guaranteed
Benefit   Cumulative    Account     Withdrawal   Withdrawal
Payment   Withdrawals   Value       Amount       Amount
 $5,000        $5,000    $100,000     $100,000     $100,000
  5,000        10,000      90,250       95,000      100,000
  5,000        15,000    80,987.5       90,000      100,000
  5,000        20,000   72,188.13       85,000      100,000
  5,000        25,000   63,828.72       80,000      100,000
  5,000        30,000   55,887.28       75,000      100,000
  5,000        35,000   48,342.92       70,000      100,000
  5,000        40,000   41,175.77       65,000      100,000
  5,000        45,000   34,366.98       60,000      100,000
  5,000        50,000   27,898.63       55,000      100,000
  5,000        55,000    21,753.7       50,000      100,000
  5,000        60,000   15,916.02       45,000      100,000
  5,000        65,000   10,370.22       40,000      100,000
  5,000        70,000   5,101.706       35,000      100,000
  5,000        75,000    96.62093       30,000      100,000
  5,000        80,000           0            0      100,000
  5,000        85,000           0            0      100,000
  5,000        90,000           0            0      100,000
  5,000        95,000           0            0      100,000
  5,000       100,000           0            0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment
Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.
J.   Lifetime Withdrawal Guarantee - 5% Compounding Income Amount
Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%).
The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.
If the first withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).
If the first withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 x 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 x 5%).
If the first withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 x 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 x 5%).

If the first withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 x 5%).
[GRAPHIC APPEARS HERE]





Year         Annual
of First     Benefit
Withdrawal   Payment
         1    $5,000
         2     5,250
         3     5,513
         4     5,788
         5     6,078
         6     6,381
         7     6,700
         8     7,036
         9     7,387
        10     7,757
        11     8,144



K. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 5% Compounding Income Amount (No Withdrawals)
Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.
At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).
At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).
Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $168,852. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x 5%).

At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the account value is less than $189,000. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 x 5%).
[GRAPHIC APPEARS HERE]

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 30, 2007
                                      TO
                       PROSPECTUSES DATED APRIL 30, 2007

This supplements the prospectuses, dated April 30, 2007, for the Class A and Class B contracts issued by MetLife Investors Insurance Company and First MetLife Investors Insurance Company (the "Companies"). If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

After the close of business on April 27, 2007, the Companies substituted the Met/AIM Capital Appreciation Portfolio (Class A) of Met Investors Series Trust for the AIM V.I. Capital Appreciation Fund (Series I) of AIM Variable Insurance Funds. The Met/AIM Capital Appreciation Portfolio has been added to the contract solely to receive account values transferred from the AIM V.I. Capital Appreciation Fund pursuant to the substitution. The Met/AIM Capital Appreciation Portfolio is closed for new allocations of purchase payments and transfers of account value (except for existing rebalancing and dollar cost averaging programs). The information provided is for the year ended October 31, 2006./(1)/

Met/AIM Capital Appreciation Portfolio (Class A) of Met Investors Series Trust

a.  Subadviser: AIM Capital Management, Inc.

b. Investment Objective: The Met/AIM Capital Appreciation Portfolio seeks capital appreciation.

c.  Investment Portfolio Expenses (as a percentage of average daily net assets)



                 Management Fee/(2)/:                     0.77%
                 12b-1/Service Fee:                       0.00%
                 Other Expenses/(3)/:                     0.09%
                                                          ----
                 Total Annual Portfolio Expenses:         0.86%
                 Contractual Expense Subsidy or Deferral: 0.00%
                                                          ----
                 Net Total Annual Portfolio Expenses:     0.86%

-----------
(1) The investment portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the investment portfolio's last fiscal year ended October 31, 2006.

(2) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.

(3) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year. Other Expenses have also been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the investment portfolio for the entire fiscal year.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE



             5 Park Plaza, Suite 1900              (800) 709-2811
             Irvine, CA 92614



                                                                 SUPP-SUBAB0407

                          THE VARIABLE ANNUITY CONTRACT


                                    ISSUED BY

                       METLIFE INVESTORS INSURANCE COMPANY

                                       AND

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                     CLASS B


                                 APRIL 30, 2007


This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.


The annuity contract has 27 investment choices - a fixed account that offers an interest rate guaranteed by us, and 26 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.



AMERICAN FUNDS INSURANCE SERIES

(CLASS 2):

     American Funds Global Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):


     Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS B OR CLASS A, AS NOTED):


     Lazard Mid-Cap Portfolio


     Lord Abbett Bond Debenture Portfolio


     Lord Abbett Growth and Income Portfolio


     Lord Abbett Mid-Cap Value Portfolio

     MFS (Reg. TM) Research International Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Total Return Portfolio


     Pioneer Fund Portfolio (Class A)


     Pioneer Strategic Income Portfolio (Class A)


     Van Kampen Comstock Portfolio

     Van Kampen Mid-Cap Growth Portfolio

          (formerly Lord Abbett Growth Opportunities Portfolio)


METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED):

     BlackRock Bond Income Portfolio

     BlackRock Money Market Portfolio

     Capital Guardian U.S. Equity Portfolio

     Davis Venture Value Portfolio (Class E)


     Franklin Templeton Small Cap Growth Portfolio

     MFS (Reg. TM) Total Return Portfolio


     Oppenheimer Global Equity Portfolio

PUTNAM VARIABLE TRUST (CLASS IB):

     Putnam VT Equity Income Fund


MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.


To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 57 of this prospectus. For a free copy of the SAI, call us at (800) 709-2811, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.


The contracts:

..    are not bank deposits

..    are not FDIC insured

..    are not insured by any federal government agency

..    are not guaranteed by any bank or credit union

..    may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


April 30, 2007

TABLE OF CONTENTS
                                                               PAGE
                                                               ____



INDEX OF SPECIAL TERMS ......................................     4
HIGHLIGHTS ..................................................     5
FEE TABLES AND EXAMPLES .....................................     7
1. THE ANNUITY CONTRACT .....................................    13
     Market Timing ..........................................    13
2. PURCHASE .................................................    14
     Purchase Payments ......................................    14
     Termination for Low Account Value ......................    14
     Allocation of Purchase Payments ........................    14
     Free Look ..............................................    15
     Accumulation Units .....................................    15
     Account Value ..........................................    16
     Replacement of Contracts ...............................    16
3. INVESTMENT OPTIONS .......................................    16
     Transfers ..............................................    18
     Dollar Cost Averaging Programs .........................    22
     Three Month Market Entry Program .......................    23
     Automatic Rebalancing Program ..........................    23
     Description of the MetLife Asset Allocation Program ....    23
     Voting Rights ..........................................    24
     Substitution of Investment Options .....................    24
4. EXPENSES .................................................    24
     Product Charges ........................................    24
     Account Fee ............................................    25
     Lifetime Income Solution and Guaranteed Minimum
      Income Benefit Rider Charges ..........................    25
     Guaranteed Withdrawal Benefit - Rider Charge ...........    25
     Withdrawal Charge ......................................    26
     Reduction or Elimination of the Withdrawal Charge ......    27
     Premium and Other Taxes ................................    27
     Transfer Fee ...........................................    28
     Income Taxes ...........................................    28
     Investment Portfolio Expenses ..........................    28
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) .....................................    28
     Annuity Date ...........................................    28
     Annuity Payments .......................................    28
     Annuity Options ........................................    29
     Lifetime Income Solution and Guaranteed Minimum
      Income Benefit ........................................    31
     Description of LIS .....................................    31
     LIS, GMIB, Qualified Contracts and Decedent Contracts ..    33
6. ACCESS TO YOUR MONEY .....................................    34
     Systematic Withdrawal Program ..........................    34
     Suspension of Payments or Transfers ....................    35
7. LIVING BENEFITS ..........................................    35
     Guaranteed Withdrawal Benefit ..........................    35
     Description of the Lifetime Withdrawal Guarantee .......    39
8. PERFORMANCE ..............................................    44
9. DEATH BENEFIT ............................................    45
     Upon Your Death ........................................    45
     Standard Death Benefit - Principal Protection ..........    45
     Optional Death Benefit - Annual Step-Up ................    45
     Optional Death Benefit - Compounded-Plus ...............    46
     Additional Death Benefit - Earnings Preservation
      Benefit ...............................................    46
     General Death Benefit Provisions .......................    47
     Spousal Continuation ...................................    48
     Death of the Annuitant .................................    48
     Controlled Payout ......................................    48
10. FEDERAL INCOME TAX STATUS ...............................    48
     Taxation of Non-Qualified Contracts ....................    48
     Taxation of Qualified Contracts ........................    50
     Tax Benefits Related to the Assets of the Separate
      Account ...............................................    53
     Possible Tax Law Changes ...............................    53
11. OTHER INFORMATION .......................................    53
     MetLife Investors ......................................    53
     The Separate Account ...................................    54
     Distributor ............................................    54
     Selling Firms ..........................................    55
     Requests and Elections .................................    56
     Ownership ..............................................    56
     Legal Proceedings ......................................    57
     Financial Statements ...................................    57
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
 INFORMATION ................................................    57
APPENDIX A ..................................................   A-1
     Condensed Financial Information ........................   A-1
APPENDIX B ..................................................   B-1
     Participating Investment Portfolios ....................   B-1
APPENDIX C ..................................................   C-1
     EDCA Examples with Multiple Purchase Payments ..........   C-1
APPENDIX D ..................................................   D-1
     Description of GMIB ....................................   D-1
APPENDIX E ..................................................   E-1
     Lifetime Income Solution Examples ......................   E-1
APPENDIX F ..................................................   F-1
     Guaranteed Withdrawal Benefit Examples .................   F-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                    PAGE
                                                                    ____

Account Value...............................................          16
Accumulation Phase..........................................          13
Accumulation Unit...........................................          15
Annual Benefit Payment......................................          40
Annuitant...................................................          57
Annuity Date................................................          28
Annuity Options.............................................          29
Annuity Payments............................................          28
Annuity Units...............................................          29
Beneficiary.................................................          57
Business Day................................................          15
Fixed Account...............................................          13
Guaranteed Principal Adjustment.............................          42
Income Base.............................. .................. 32 and Appendix D-1
Income Phase................................................          13
Investment Portfolios.......................................          16
Joint Owners................................................          56
Owner.......................................................          56
Purchase Payment............................................          14
Remaining Guaranteed Withdrawal Amount......................          40
Separate Account............................................          54
Total Guaranteed Withdrawal Amount..........................       39 -

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose optional death benefits and fixed and variable income options. You can also select the Lifetime Income Solution ("LIS") or a guaranteed withdrawal benefit ("GWB").


The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or you previously elected the LIS or Guaranteed Minimum Income Benefit ("GMIB") (see "Annuity Payments (The Income Phase) - Lifetime Income Solution and Guaranteed Minimum Income Benefit").

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the contracts. Your actual contract and any endorsements are the controlling documents. If you would like to review a copy of the contract and endorsements, contact our Annuity Service Center.

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                     MetLife Investors Distribution Company

                                 P.O. Box 10366
                           Des Moines, Iowa 50306-0366
                                 (800) 709-2811


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.

Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE

WITHDRAWAL CHARGE (Note 1)                7%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $0 (First 12 per year)
                                          $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")

         Number of Complete Years from        Withdrawal Charge
          Receipt of Purchase Payment       (% of Purchase Payment)
         ------------------------------     ------------------------
                        0                              7
                        1                              6
                        2                              6
                        3                              5
                        4                              4
                        5                              3
                        6                              2
                7 and thereafter                       0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.


THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.


--------------------------------------------------------------------------------

ACCOUNT FEE (Note 1)    $ 30



SEPARATE ACCOUNT ANNUAL EXPENSES*


(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)


Mortality and Expense Charge**               1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.90%
  Death Benefits


--------------------------------------------------------------------------------


Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")

*Certain charges and expenses for contracts issued before May 1, 2004, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")

** We are waiving the following amount of the Mortality and Expense Charge: an amount equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the Met/AIM Capital Appreciation Portfolio (Class A).

ADDITIONAL OPTIONAL RIDER CHARGES*



LIFETIME INCOME SOLUTION (LIS) RIDER       0.50% of the Income Base (Note 1)
  CHARGE
GUARANTEED WITHDRAWAL BENEFIT RIDER        0.25% of the Guaranteed Withdrawal Amount
  CHARGE                                   (Note 2)
LIFETIME WITHDRAWAL GUARANTEE RIDER
CHARGES
  Lifetime Withdrawal Guarantee (Single    0.50% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Prior to Automatic Annual       (Note 3)
  Step-Up
  Lifetime Withdrawal Guarantee (Single    0.95% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Upon Automatic Annual Step-Up   (Note 3)
  (maximum)
  Lifetime Withdrawal Guarantee (Joint     0.70% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Prior to Automatic Annual       (Note 3)
  Step-Up
  Lifetime Withdrawal Guarantee (Joint     1.40% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Upon Automatic Annual Step-Up   (Note 3)
  (maximum)



--------------------------------------------------------------------------------

Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Annuity Payments (The Income Phase) - Lifetime Income Solution and Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

Note 2. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefit" for a definition of the terms Guaranteed Withdrawal Amount.

Note 3. The Total Guaranteed Withdawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefit" for a definition of the term Total Guaranteed Withdrawal Amount.

*Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.



                                        Minimum       Maximum
                                        -------       -------

Total Annual Investment Portfolio        0.63%         1.30%
  Operating Expenses (expenses
that are deducted from investment
portfolio assets, including
management fees, 12b-1/service fees,
  and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.



                                                                                   TOTAL     CONTRACTUAL    NET TOTAL
                                                         12B-1/                    ANNUAL      EXPENSE       ANNUAL
                                          MANAGEMENT    SERVICE       OTHER      PORTFOLIO     SUBSIDY      PORTFOLIO
                                             FEES         FEES     EXPENSES(1)    EXPENSES   OR DEFERRAL    EXPENSES
                                         ------------ ----------- ------------- ----------- ------------- ------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund           0.55%        0.25%        0.03%        0.83%       0.00%         0.83%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Templeton Growth Securities Fund            0.74%        0.25%        0.04%        1.03%       0.00%         1.03%
MET INVESTORS SERIES TRUST(2)
 Lazard Mid-Cap Portfolio                    0.70%        0.25%        0.06%        1.01%       0.00%         1.01%
 Lord Abbett Bond Debenture Portfolio        0.50%        0.25%        0.04%        0.79%       0.00%         0.79%
 Lord Abbett Growth and Income Portfolio     0.50%        0.25%        0.03%        0.78%       0.00%         0.78%
 Lord Abbett Mid-Cap Value Portfolio         0.68%        0.25%        0.07%        1.00%       0.00%         1.00%
 MFS (Reg. TM) Research International
  Portfolio                                  0.72%        0.25%        0.14%        1.11%       0.00%         1.11%
 Oppenheimer Capital Appreciation            0.57%        0.25%        0.05%        0.87%       0.00%         0.87%
 Portfolio(3)
 PIMCO Total Return Portfolio                0.50%        0.25%        0.05%        0.80%       0.00%         0.80%
 Pioneer Fund Portfolio(4)                   0.75%        0.00%        0.30%        1.05%       0.05%         1.00%
 Pioneer Strategic Income
  Portfolio(3)(4)(5)                         0.70%        0.00%        0.12%        0.82%       0.00%         0.82%
 Van Kampen Comstock Portfolio               0.61%        0.25%        0.04%        0.90%       0.00%         0.90%
 Van Kampen Mid-Cap Growth Portfolio(6)      0.70%        0.25%        0.27%        1.22%       0.06%         1.16%
METROPOLITAN SERIES FUND, INC.(7)
 BlackRock Bond Income Portfolio             0.39%        0.25%        0.07%        0.71%       0.01%         0.70%
 BlackRock Money Market Portfolio            0.34%        0.25%        0.04%        0.63%       0.01%         0.62%
 Capital Guardian U.S. Equity Portfolio      0.66%        0.25%        0.06%        0.97%       0.00%         0.97%
 Davis Venture Value Portfolio               0.71%        0.15%        0.04%        0.90%       0.00%         0.90%
 Franklin Templeton Small Cap Growth
 Portfolio(1)                                0.90%        0.25%        0.15%        1.30%       0.00%         1.30%
 MFS (Reg. TM) Total Return Portfolio(8)     0.53%        0.25%        0.05%        0.83%       0.00%         0.83%
 Oppenheimer Global Equity Portfolio         0.53%        0.25%        0.09%        0.87%       0.00%         0.87%
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund                0.65%        0.25%        0.15%        1.05%       0.00%         1.05%

                                          MANAGEMENT   12B-1/SERVICE     OTHER
                                             FEES           FEES       EXPENSES
                                         ------------ --------------- ----------
MET INVESTORS SERIES TRUST -
 METLIFE ASSET ALLOCATION PROGRAM(2)

 MetLife Defensive Strategy Portfolio(9)   0.10%        0.25%          0.03%
 MetLife Moderate Strategy Portfolio(9)    0.08%        0.25%          0.02%
 MetLife Balanced Strategy Portfolio(9)    0.07%        0.25%          0.01%
 MetLife Growth Strategy Portfolio(9)      0.07%        0.25%          0.01%
 MetLife Aggressive Strategy               0.09%        0.25%          0.02%
  Portfolio(9)

                                                                                  NET TOTAL
                                                                                   ANNUAL
                                                                                  PORTFOLIO
                                                                                  EXPENSES
                                            TOTAL     CONTRACTUAL   NET TOTAL     INCLUDING
                                            ANNUAL      EXPENSE       ANNUAL     EXPENSES OF
                                          PORTFOLIO     SUBSIDY     PORTFOLIO    UNDERLYING
                                           EXPENSES   OR DEFERRAL    EXPENSES   PORTFOLIOS(9)
                                         ----------- ------------- ----------- --------------
MET INVESTORS SERIES TRUST -
 METLIFE ASSET ALLOCATION PROGRAM(2)

 MetLife Defensive Strategy Portfolio(9)  0.38%       0.03%         0.35%        0.98%
 MetLife Moderate Strategy Portfolio(9)   0.35%       0.00%         0.35%        1.02%
 MetLife Balanced Strategy Portfolio(9)   0.33%       0.00%         0.33%        1.03%
 MetLife Growth Strategy Portfolio(9)     0.33%       0.00%         0.33%        1.09%
 MetLife Aggressive Strategy              0.36%       0.01%         0.35%        1.13%
  Portfolio(9)



The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2007, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2008 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2006.

(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are:
    0.03% for the Franklin Templeton Small Cap Growth Portfolio.

(2) Other Expenses for the Met Investors Series Trust portfolios have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.

(3) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.

(4) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the investment portfolio for the entire fiscal year.

(5) The investment portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the investment portfolio's last fiscal year ended October 31, 2006.

(6) Due to a brokerage commission recapture not shown in the table, actual Net Total Annual Portfolio Expenses for the investment portfolio were 1.15% for the prior fiscal year.

(7) Other Expenses for the Metropolitan Series Fund, Inc. portfolios have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

(8) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

(9) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted averages of the total operating expenses of the underlying portfolios, after any
                                                               -----
    applicable fee waivers and expense reimbursements, as of December 31,
    2006, were: 0.63% for the MetLife Defensive Strategy Portfolio, 0.67% for the MetLife Moderate Strategy Portfolio, 0.70% for the MetLife Balanced Strategy Portfolio, 0.76% for the MetLife Growth Strategy Portfolio and 0.78% for the MetLife Aggressive Strategy Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee
                                                     ------
    waivers and expense reimbursements, as of December 31, 2006, were: 1.01% for the MetLife Defensive Strategy Portfolio, 1.02% for the MetLife Moderate Strategy Portfolio, 1.03% for the MetLife Balanced Strategy Portfolio, 1.09% for the MetLife Growth Strategy Portfolio and 1.14% for the MetLife Aggressive Strategy Portfolio. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A contract owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additional Death Benefit - Earnings Preservation Benefit and the Joint Life version of the Lifetime Withdrawal Guarantee rider (assuming the maximum 1.40% charge applies in all contract years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$1,176    (a)$1,997      (a)$2,838      (a)$5,219
   (b)$1,110    (b)$1,803      (b)$2,523      (b)$4,641


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$476      (a)$1,457      (a)$2,478      (a)$5,219
   (b)$410      (b)$1,263      (b)$2,163      (b)$4,641



CHART 2. Chart 2 assumes that you do not select the optional death benefit riders, the Lifetime Income Solution rider or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$968      (a)$1,363      (a)$1,763      (a)$2,971
   (b)$901      (b)$1,161      (b)$1,427      (b)$2,300


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                      Time Periods
   1 year         3 years       5 years        10 years
------------   ------------   ------------   ------------
   (a)$268      (a)$823        (a)$1,403      (a)$2,971
   (b)$201      (b)$621        (b)$1,067      (b)$2,300


The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Tax Status.")


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits - Guaranteed Withdrawal Benefit").

In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us (the current minimum rate on the fixed account is 3%, but the minimum rate may be lower based on your state and/or the issue date of your contract and, therefore, may be lower for certain contracts). If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.


The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.


As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


MARKET TIMING

We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."


2. PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

..    The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.

..    If you are purchasing the contract as part of an IRA (Individual Retirement
     Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.

..    If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

..    You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


..    We will accept a different amount if required by federal tax law.

..    We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")

..    We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.

TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

..    the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

..    your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

..    a transfer was made out of the fixed account within the previous 180 days.

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or DCA program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


If you choose the Lifetime Withdrawal Guarantee rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the fixed account, the BlackRock Money Market Portfolio, and/or the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or, if unable to obtain such instructions, we will return your purchase payment to you.


FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.

EXAMPLE:

   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

REPLACEMENT OF CONTRACTS


From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional purchase payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in the current prospectus for the new contract. The fees and charges in the new contract may be higher (or lower) and the benefits may be different. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


3. INVESTMENT OPTIONS

The contract offers 26 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, AND INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.

The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.

Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)

Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.

We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY

DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other Information - Distributor.")

AMERICAN FUNDS INSURANCE SERIES (CLASS 2)

American Funds Insurance Series is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolio is available under the contract:

     American Funds Global Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust currently consists of 22 separate series (the Fund or Funds). Funds may be available in multiple classes:
Class 1, Class 2 and Class 3. Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 2 portfolio is available under the contract:

     Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS B OR CLASS A, AS NOTED)


Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class A, as noted, portfolios are available under the contract:

     Lazard Mid-Cap Portfolio


     Lord Abbett Bond Debenture Portfolio


     Lord Abbett Growth and Income Portfolio


     Lord Abbett Mid-Cap Value Portfolio

     MFS (Reg. TM) Research International Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Total Return Portfolio


     Pioneer Fund Portfolio (Class A)


     Pioneer Strategic Income Portfolio (Class A)


     Van Kampen Comstock Portfolio

     Van Kampen Mid-Cap Growth Portfolio

          (formerly Lord Abbett Growth Opportunities Portfolio)


METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class E, as noted, portfolios are available under the contract:

     BlackRock Bond Income Portfolio

     BlackRock Money Market Portfolio

     Capital Guardian U.S. Equity Portfolio

     Davis Venture Value Portfolio (Class E)


     Franklin Templeton Small Cap Growth Portfolio

     MFS (Reg. TM) Total Return Portfolio


     Oppenheimer Global Equity Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

     Putnam VT Equity Income Fund


MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

TRANSFERS

GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -

Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

..    Your request for transfer must clearly state which investment portfolio(s)
     or the fixed account are involved in the transfer.

..    Your request for transfer must clearly state how much the transfer is for.

..    The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


..    The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.


..    You may not make a transfer to more than 18 investment portfolios
     (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


..    If you have elected to add the Lifetime Withdrawal Guarantee rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Living Benefits - Guaranteed Withdrawal Benefit - Description of the Lifetime Withdrawal Guarantee - Investment Allocation Restrictions."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:

..    The credited interest rate is equal to the guaranteed minimum rate;

..    Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit);
     or

..    A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds Global Growth Fund, the Templeton Growth Securities Fund, and the Lord Abbett Bond Debenture, MFS (Reg. TM) Research International, Pioneer Strategic Income, Franklin Templeton Small Cap Growth, and Oppenheimer Global Equity Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.

In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.

DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.   STANDARD DOLLAR COST AVERAGING (DCA)


     This program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.


You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.

2.   ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.

..    The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

..    Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

..    Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

(See Appendix C for further examples of EDCA with multiple purchase payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a business day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the investment portfolios on the next business day. EDCA interest will not be credited on the transfer amount between the selected day and the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.

THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.

We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:


   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Van Kampen Mid-Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Van Kampen Mid-Cap Growth Portfolio to increase those holdings to 60%.


DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM


The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.

METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives and policies, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's target allocation between equity and fixed income securities, including the allocation among sub-classes of these asset classes, based on the portfolio's risk profile. At the same time, Met Investors Advisory will also consider whether to make changes to each portfolio's underlying investment portfolio target. (See the fund prospectus for a description of each portfolio's target allocation.)

Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.


VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.


4.   EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

          Annual Step-Up Death Benefit         0.20%
          Compounded-Plus Death Benefit        0.35%
          Additional Death Benefit -
           Earnings Preservation Benefit       0.25%


For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each investment portfolio.

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

LIFETIME INCOME SOLUTION AND GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGES


We currently offer the Lifetime Income Solution ("LIS"), which is a rider to the contract that provides a guaranteed minimum income benefit. If you select the LIS rider, we will assess a charge during the accumulation phase equal to 0.50% of the income base. For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit ("GMIB"). If you selected the GMIB rider, we assess a charge during the accumulation period equal to 0.35% of the income base. (See "Annuity Payments (The Income Phase) - Lifetime Income Solution and Guaranteed Minimum Income Benefit" and Appendix D for a discussion of how the income base for the LIS and GMIB riders are calculated at the time the rider charge is assessed.)


The charge for the LIS or GMIB rider is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. The rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed.

GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


We offer an optional Guaranteed Withdrawal Benefit ("GWB") that you can select when you purchase the contract. There are two different versions of the GWB under this contract: the Guaranteed Withdrawal Benefit I ("GWB I") and the Lifetime Withdrawal Guarantee. If you elect a GWB rider, a charge is deducted from your account value during the accumulation phase on each contract anniversary beginning with the first contract anniversary following your election of the rider. The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit"). The charge for the Lifetime Withdrawal Guarantee rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of the Lifetime Withdrawal Guarantee") on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.

The GWB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of such change. If the Lifetime Withdrawal Guarantee rider is cancelled following an eligible contract anniversary pursuant to the cancellation provisions of the rider, a pro rata portion of the rider charge will not be assessed based on the period from the contract anniversary to the date the cancellation takes effect.

If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the rider charge to the Lifetime Withdrawal Guarantee charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

We do not assess the GWB rider charge if your Benefit Base (under the GWB I rider) equals zero. If the Lifetime Withdrawal Guarantee rider is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of the Lifetime Withdrawal Guarantee" below) equals zero.

WITHDRAWAL CHARGE


During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

2.   The free withdrawal amount described below; then

3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

         Number of Complete Years from          Withdrawal Charge
          Receipt of Purchase Payment        (% of Purchase Payment)
         ------------------------------     ------------------------
                       0                                7
                       1                                6
                       2                                6
                       3                                5
                       4                                4
                       5                                3
                       6                                2
                7 and thereafter                        0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.


We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating LIS or GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)

TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)

For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.


5.   ANNUITY PAYMENTS

          (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us.

Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as the Lifetime Income Solution, the Guaranteed Minimum Income Benefit, or a Guaranteed Withdrawal Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider, and any Guaranteed Principal Adjustment (for the Lifetime Withdrawal Guarantee rider) that may also be provided by the rider.

ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:

..    fixed annuity payments, or

..    variable annuity payments, or

..    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:

1) the value of your contract in the investment portfolio(s) just before the start of the income phase,

2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)   the annuity option elected.

Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)

At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.

We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.

You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.

There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")

Due to underwriting or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS

The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

..    The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.

..    The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

..    The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.

FIXED ANNUITY PAYMENTS

The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.

LIFETIME INCOME SOLUTION AND GUARANTEED MINIMUM INCOME BENEFIT

We currently offer the Lifetime Income Solution ("LIS"), which is a rider to the contract that provides a guaranteed minimum income benefit. The LIS is only offered in states where it has been approved for sale. For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit ("GMIB"). The LIS is described below and the GMIB is described in Appendix D to the prospectus. You may not have the LIS or GMIB rider and a GWB rider in effect at the same time.


It is important to recognize that the "income base" (as described below) that is guaranteed by the LIS or the GMIB is not available for cash withdrawals and does not establish or guarantee your account value or a minimum return for any investment portfolio. Rather, the LIS and the GMIB are designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.


The amount of the benefit is determined by applying the income base (described below) at the time of exercise to the LIS or GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the annuity option you select. The annuity rates in the LIS and GMIB Annuity Tables are conservative, and a withdrawal charge may be applicable so the amount of guaranteed minimum lifetime income that the LIS or GMIB produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, you will receive the higher annuity payments. Your registered representative can provide you an illustration of the amounts you would receive if you exercised the LIS or GMIB rider.


DESCRIPTION OF LIS


You may exercise the LIS after a 10 year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday. You may elect the LIS only at the time you purchase the contract, and you may not be older than age 75 at the time of the purchase. If you have a Qualified Contract, the commencement of payments is controlled by the plan and the amount of the payment must meet minimum required distribution requirements. Once elected, the rider cannot be terminated except as described below.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

     (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following your 85th birthday and 0% thereafter; and

     (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

          (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal (including any applicable withdrawal charge); or


          (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the previous contract anniversary and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

(See section (1) of Appendix E for examples of the calculation of the withdrawal adjustment.)


In determining LIS annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary on or following your 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

OWNERSHIP. While the LIS is effective, if the owner is a natural person, the owner must be the annuitant. If a non- natural person owns the contract, the annuitant will be considered the owner in determining the income base and LIS annuity payments. If joint owners are named, the age of the oldest owner will be used to determine the income base and LIS annuity payments.

EXERCISING THE LIS RIDER. If you exercise the LIS, you must elect to receive annuity payments under one of the following fixed annuity options:

(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:

           Age at Annuitization        Guarantee Period
          ---------------------        -----------------
                   80                         9
                   81                         8
                   82                         7
                   83                         6
                84 and 85                     5


(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the LIS rider.

If you exercise the LIS, your annuity payments will be the greater of:

..    The annuity payment determined by applying the amount of the income base to the LIS Annuity Table, or

..    The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

If you choose not to receive annuity payments as guaranteed under the LIS, you may elect any of the annuity options available under the contract.

TERMINATING THE LIS RIDER. Except as otherwise provided in the LIS rider, the LIS will terminate upon the earliest of:

a) The 30th day following the contract anniversary on or following your 85th birthday;

b)   The date you make a complete withdrawal of your account value;

c) The date you elect to receive annuity payments under the contract and you do not elect to receive annuity payments under the LIS;

d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract, or

e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.

When the LIS rider terminates, the corresponding LIS rider charge terminates.

LIS, GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS


The LIS and GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase, the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the LIS or GMIB. You should consult your tax adviser prior to electing the LIS or GMIB rider.

Additionally, the LIS and GMIB riders are not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death; however, the LIS and GMIB benefits may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the LIS and GMIB) do not begin until after the year following the year of death, as would be the case with an LIS or GMIB benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised.


(See Appendix E for examples of the LIS rider.)


6.   ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

..    less any applicable withdrawal charge;

..    less any premium or other tax;

..    less any account fee; and

..    less any applicable pro rata LIS, GMIB or GWB rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect. We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your account value:

..    You must submit a request to our Annuity Service Center. (See "Other
     Information - Requests and Elections.")

..    You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")

..    You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

..    We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). If you purchase the optional GWB rider, you may also elect to receive payments under the Systematic Withdrawal Program on an annual basis. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

..    the New York Stock Exchange is closed (other than customary weekend and holiday closings);

..    trading on the New York Stock Exchange is restricted;


..    an emergency exists, as determined by the Securities and Exchange
     Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or


..    during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7.   LIVING BENEFITS

GUARANTEED WITHDRAWAL BENEFIT


We offer an optional Guaranteed Withdrawal Benefit ("GWB") for an additional charge. There are two versions of the GWB under this contract:

..    the Guaranteed Withdrawal Benefit I (GWB I)

..    the Lifetime Withdrawal Guarantee

The version(s) available with your contract will depend on which version(s) have been approved in your state. Please check with your financial representative for state availability. If you purchase the GWB, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and the LIS or GMIB rider in effect at the same time. Once elected, the GWB cannot be terminated except as stated below in the description of each version of the GWB.

Each version of the GWB guarantees that the entire amount of purchase payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee" below.)

THE GWB GUARANTEE MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) under the

GWB I, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee - Cancellation and Guaranteed Principal Adjustment" below.)

Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount (see "Expenses - Withdrawal Charge").

IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR LIFETIME WITHDRAWAL GUARANTEE). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THE RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR LIFETIME WITHDRAWAL GUARANTEE) UNTIL TERMINATION OF THE RIDER.

..    IF THE GWB I RIDER IS IN EFFECT, THE GUARANTEED WITHDRAWAL AMOUNT WILL NOT
     DECREASE DUE TO WITHDRAWALS.

..    IF THE LIFETIME WITHDRAWAL GUARANTEE RIDER IS IN EFFECT, THE TOTAL
     GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS THAT DO NOT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR. WITHDRAWALS THAT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR MAY DECREASE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT.

IF THE LIFETIME GUARANTEED WITHDRAWAL RIDER IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE GWB RIDER CHARGE EVEN IN THE CASE WHERE YOUR REMAINING GUARANTEED WITHDRAWAL AMOUNT, AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE GWB I RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO.

The tax treatment of withdrawals under the GWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base (Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the account value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.

DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT (GWB I)

DESCRIPTION OF THE GWB BENEFIT BASE. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial purchase payment. Your Benefit Base will change with each purchase payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:

..    Your initial purchase payment;

..    Increased by each subsequent purchase payment made;

..    Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your account value after the decrease for the withdrawal.

ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals overtime. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (5%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals (including any applicable withdrawal charge) during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. This reduction may be significant. Furthermore, since the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. A beneficiary under a decedent's IRA (or where otherwise offered, under any other contract that is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) may be required to take such withdrawals which must commence, in accordance with tax regulations, by the end of the calendar year following the year of the owner's death. These required distributions may be larger than the Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.

WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years following receipt of the applicable purchase payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If the GWB I rider is canceled, it may not be re-elected.

TERMINATION. The GWB I rider will terminate upon the earliest of:

(1)  the date you make a full withdrawal of your account value;

(2)  the date you apply all of your account value to an annuity option;

(3) the date there are insufficient funds to deduct the GWB rider charge from your account value (whatever account value is available will be applied to pay the annual GWB rider charge);

(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and
(b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB rider charge until we receive this information;

(5) a change of the owner or joint owner (or the annuitant, if the owner is a non-natural person) for any reason;

(6)  the termination of your contract; or

(7)  the effective date of the cancellation of the GWB I rider.

ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner or joint owner (or the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) dies while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire account value to an annuity option, we will not deduct the GWB rider charge from your account value after we deduct the charge on the effective date of the cancellation or the application of your account value to an annuity option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your account value to an annuity option.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the GWB I rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, where the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because: (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB rider charge; or (3) the contract owner or joint owner (or the annuitant if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.

DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE

In states where approved, we offer the Lifetime Withdrawal Guarantee rider. The Lifetime Withdrawal Guarantee rider is an optional rider that may be elected instead of the GWB I rider. You should carefully consider which version of the GWB may be best for you. Here are some of the differences between the Lifetime Withdrawal Guarantee rider and the GWB I rider:

..    Guaranteed Payments for Life. So long as you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees that we will make payments to you over your lifetime (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.

..    Automatic Annual Step-Ups. In contrast to the GWB I rider, which does not offer a reset, the Lifetime Withdrawal Guarantee provides automatic resets on each contract anniversary prior to the owner's 86th birthday (and offers the owner the ability to opt out of the resets).

..    Cancellation. The Lifetime Withdrawal Guarantee rider also provides the ability to cancel the rider every five contract years for the first 15 contract years and annually thereafter. The GWB I rider offers only one opportunity to cancel the rider (within 90 days after the fifth contract anniversary).

..    Investment Allocation Restrictions. If you elect the Lifetime Withdrawal
     Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and certain investment portfolios (see "Investment Allocation Restrictions" below).

In considering whether to purchase the Lifetime Withdrawal Guarantee rider, you must consider your desire for protection and the cost of the rider with the possibility that had you not purchased the rider, your account value may be higher. In considering the benefit of the lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have a significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any GWB rider, the Lifetime Withdrawal Guarantee rider, however, does not assure that you will receive strong, let alone any, return on your investments.

TOTAL GUARANTEED WITHDRAWAL AMOUNT. The TOTAL GUARANTEED WITHDRAWAL AMOUNT is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments. Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. If, however, a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Total Guaranteed Withdrawal Amount).

5% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of:
(a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments, and decreased by the amount of each withdrawal (including any applicable withdrawal charges) regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. The Remaining Guaranteed Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described above. If a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount).

..    If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero.

..    If you take your first withdrawal on or after the date you reach age 59
     1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero.

You should carefully consider when to begin taking withdrawals if you have elected the Lifetime Withdrawal Guarantee. If you begin taking withdrawals too soon, you may limit the value of the Lifetime Withdrawal Guarantee. For example, your Total Guaranteed Withdrawal Amount is no longer increased by the 5% Compounding Income Amount once you make your first withdrawal. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. This may provide higher income amounts and/or different tax treatment than the payments received under the Lifetime Withdrawal Guarantee rider.

ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% Compounding Income Amount, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.

It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a contract year exceed the Annual Benefit Payment. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount may be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. In addition, as noted above, if a withdrawal results in cumulative withdrawals for the current contract year exceeding the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount). These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.

You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year.

AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).

The Automatic Annual Step-Up will:

..    reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed
     Withdrawal Amount to the account value on the date of the Step-Up, up to a maximum of $5,000,000;

..    reset the Annual Benefit Payment equal to 5% of the Total Guaranteed
     Withdrawal Amount after the Step-Up; and

..    reset the Lifetime Withdrawal Guarantee rider charge to the charge applicable to contract purchases of the same rider at the time of the Step-Up, up to a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version).

In the event that the charge applicable to contract purchases at the time of the Step-Up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.

Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $5,000,0000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,0000.

REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT

ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

(1)  MetLife Defensive Strategy Portfolio

(2)  MetLife Moderate Strategy Portfolio

(3)  MetLife Balanced Strategy Portfolio

(4)  MetLife Growth Strategy Portfolio

(5)  BlackRock Money Market Portfolio

You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above listed investment portfolios you have chosen.

JOINT LIFE VERSION. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available for a charge of 0.70% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.40%). Like the Single Life version of the Lifetime Withdrawal Guarantee rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit - Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the Lifetime Withdrawal Guarantee would not apply.

CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the eligible contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee rider charge, and the investment allocation restrictions described above will no longer apply. The variable annuity contract, however, will continue.

If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any eligible contract anniversary thereafter, we will add a GUARANTEED PRINCIPAL ADJUSTMENT to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:

(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and

(b)  is the account value on the date of cancellation.

The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.

Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make additional purchase payments after the 120 day period and are purchasing the Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature.

TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:

(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);

(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);

(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met);

(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;

(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;

(6)  the effective date of the cancellation of the rider; or

(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death).

Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted and the Lifetime Withdrawal Guarantee investment allocation restrictions will no longer apply.

ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. If the owner or joint owner should die while the Lifetime Withdrawal Guarantee rider is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider that can be taken in a lump sum. The Lifetime Withdrawal Guarantee death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals. If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each contract year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.

Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Lifetime Withdrawal Guarantee rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.

GWB I, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS

In the event the Lifetime Withdrawal Guarantee is made available for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) and the beneficiary, as required under tax rules, is to receive required minimum distributions prior to attaining age 59 1/2, the required minimum distributions received from the contract will have the effect of eliminating the lifetime payments under the Lifetime Withdrawal Guarantee. Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. Therefore the Lifetime Withdrawal Guarantee is not appropriate for purchase under a decedent's IRA by a beneficiary who has not attained age 59 1/2.

Note that the GWB I and Lifetime Withdrawal Guarantee are not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract.


(See Appendix F for examples of the GWB.)


8.   PERFORMANCE

We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, and LIS, GMIB or GWB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures that reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, LIS, GMIB or GWB rider charge and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the LIS rider or the GWB rider using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.


9.   DEATH BENEFIT

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1)  the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP

If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)  the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)  the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

..    Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

..    for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)  the account value; or

(2)  the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

     (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

     (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

          (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

          (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

     (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

     (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT

The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)  is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                              Benefit Percentage
                       Issue Age               Percentage
                 ---------------------        ------------
                   Ages 69 or younger              40%
                   Ages 70-79                      25%
                   Ages 80 and above                0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.

Please check with your registered representative regarding the availability of the following in your state.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable withdrawal charges. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the beneficiary at the end of the 60 day period.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").



10.  FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


..    made on or after the taxpayer reaches age 59 1/2;


..    made on or after the death of an owner;

..    attributable to the taxpayer's becoming disabled;

..    made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

..    under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2007, $4,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits.
Amounts in the IRA

(other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2007. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.

SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.

The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


..    The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

..    The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


..    The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT

We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.


11.  OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12,

2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating.

We are licensed to do business in the District of Columbia and all states except New Hampshire and New York.

We are a member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


The amount of the guaranteed death benefit that exceeds the account value is paid from our general account. In addition, portions of the contract's guaranteed living benefits payable may exceed the amount of the account value and be paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of MetLife Investors.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular investment portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the American

Funds Global Growth Fund for the services it provides in marketing the Fund's shares in connection with the contract.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2006, as well as the range of additional compensation paid.)

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

Requests for service may be made:

..    Through your registered representative


..    By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM
     Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


..    In writing to our Annuity Service Center

..    By fax at (515) 457-4400 or

..    By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

..    change the beneficiary.

..    change the annuitant before the annuity date (subject to our underwriting and administrative rules).

..    assign the contract (subject to limitation).

..    change the payment option.

..    exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under the LIS or GMIB riders (see "Annuity Payments (The Income Phase) - Lifetime Income Solution and Guaranteed Minimum Income Benefit").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.

FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     Company

     Experts

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2006. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)


CHART 1



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.235947         26.149010           861.5671
=============  ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2006    to  12/31/2006       17.006765         18.820644        24,080.0341
=============  ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  05/01/2004    to  11/19/2004       14.664335         15.152734       104,369.7194
=============  ==== ==========       =========         =========       ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2004    to  11/19/2004       14.953016         16.069205         2,027.5711
=============  ==== ==========       =========         =========       ============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.332467         13.946009        82,299.7824
  01/01/2005    to  12/31/2005       13.946009         14.309969       297,990.1396
  01/01/2006    to  12/31/2006       14.309969         16.209510       334,199.4330
=============  ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.137459         17.204948       322,326.4646
  01/01/2005    to  12/31/2005       17.204948         17.236958       733,629.4070
  01/01/2006    to  12/31/2006       17.236958         18.571397       713,747.7129
=============  ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       43.242312         47.937816       319,167.2202
  01/01/2005    to  12/31/2005       47.937816         48.925372       506,616.8607
  01/01/2006    to  12/31/2006       48.925372         56.884355       514,776.6184
=============  ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ----------------
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.314331         23.683379       199,496.7021
  01/01/2005    to  12/31/2005       23.683379         25.259591       540,973.0597
  01/01/2006    to  12/31/2006       25.259591         27.970108       559,924.2700
=============  ==== ==========       =========         =========     ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.755208         11.208267       444,669.7857
  01/01/2005    to  12/31/2005       11.208267         12.880848       666,038.5383
  01/01/2006    to  12/31/2006       12.880848         16.092474       603,044.2186
=============  ==== ==========       =========         =========     ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.999714          9.965778        73,780.4515
  01/01/2005    to  04/30/2005        9.965778          9.982068             0.0000
=============  ==== ==========       =========         =========     ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.962826          8.651885       466,380.4449
  01/01/2006    to  12/31/2006        8.651885          9.190873       614,895.6744
=============  ==== ==========       =========         =========     ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.676306         12.110712       749,670.7222
  01/01/2005    to  12/31/2005       12.110712         12.223413     1,536,060.8230
  01/01/2006    to  12/31/2006       12.223413         12.611070     1,628,841.7989
=============  ==== ==========       =========         =========     ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.457266         19.948784           656.7938
=============  ==== ==========       =========         =========     ==============
 PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       11.410889         12.093953           906.7515
=============  ==== ==========       =========         =========     ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.351894         19.075652           154.3586
=============  ==== ==========       =========         =========     ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.771613         14.819977         7,447.7792
  01/01/2005    to  12/31/2005       14.819977         16.060762        11,015.6011
  01/01/2006    to  12/31/2006       16.060762         18.171642        28,486.8134
=============  ==== ==========       =========         =========     ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998932         10.482927       508,181.0815
  01/01/2006    to  12/31/2006       10.482927         12.009028       730,654.8911
=============  ==== ==========       =========         =========     ==============
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.812961          9.792630        42,069.6855
  01/01/2005    to  12/31/2005        9.792630         10.109348        86,145.9725
  01/01/2006    to  12/31/2006       10.109348         10.814428       118,068.5387
=============  ==== ==========       =========         =========     ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   ----------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       45.981915         46.209352        88,287.5867
  01/01/2006    to  12/31/2006       46.209352         47.501189       122,438.4329
=============  ==== ==========       =========         =========     ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.982136         10.094014        64,483.2823
  01/01/2006    to  12/31/2006       10.094014         10.417463       273,210.8711
=============  ==== ==========       =========         =========     ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.632445         11.417835       144,395.5413
  01/01/2005    to  12/31/2005       11.417835         11.891041       368,533.7917
  01/01/2006    to  12/31/2006       11.891041         12.892189       440,098.8173
=============  ==== ==========       =========         =========     ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.077739         11.934370       940,538.8111
  01/01/2005    to  12/31/2005       11.934370         12.974739     1,627,919.1262
  01/01/2006    to  12/31/2006       12.974739         14.652624     1,684,434.1394
=============  ==== ==========       =========         =========     ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.787225         11.764232       523,923.8640
  01/01/2006    to  12/31/2006       11.764232         11.905780       613,743.0869
=============  ==== ==========       =========         =========     ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.242724          4.432154        66,699.8018
  01/01/2005    to  04/30/2005        4.432154          4.077964           122.6102
=============  ==== ==========       =========         =========     ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       37.396362         40.689761        28,439.7743
  01/01/2005    to  12/31/2005       40.689761         41.310730       110,864.8135
  01/01/2006    to  12/31/2006       41.310730         45.644853       128,873.5002
=============  ==== ==========       =========         =========     ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.483434         16.974149        14,665.2965
  01/01/2006    to  12/31/2006       16.974149         19.495245        32,764.3849
=============  ==== ==========       =========         =========     ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.035463         13.280968        45,450.4162
  01/01/2005    to  12/31/2005       13.280968         13.831712       153,803.4383
  01/01/2006    to  12/31/2006       13.831712         16.226421       191,567.9772
=============  ==== ==========       =========         =========     ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       45.386183         49.298756         1,604.2332
  01/01/2005    to  12/31/2005       49.298756         51.208076         3,670.0390
  01/01/2006    to  12/31/2006       51.208076         58.591262         3,903.9825
=============  ==== ==========       =========         =========     ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  05/01/2006    to  12/31/2006       12.473677         13.070727       654,091.7300
=============  ==== ==========       =========         =========     ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  05/01/2006    to  12/31/2006       11.531194         12.152378     3,752,281.9320
=============  ==== ==========       =========         =========     ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  05/01/2006    to  12/31/2006       10.649911         11.183762       188,059.5845
=============  ==== ==========       =========         =========     ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  05/01/2006    to  12/31/2006       12.150898         12.813215     4,559,281.4958
=============  ==== ==========       =========         =========     ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  05/01/2006    to  12/31/2006       11.061525         11.630632     1,141,012.3178
=============  ==== ==========       =========         =========     ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       23.831437         24.675030             0.0000
=============  ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2006    to  12/31/2006       16.705508         18.413863         2,128.7603
=============  ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  05/01/2004    to  11/19/2004       13.976263         14.394588        13,064.1492
=============  ==== ==========       =========         =========       ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2004    to  11/19/2004       14.251352         15.265149           162.0794
=============  ==== ==========       =========         =========       ============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.258171         13.806983         5,254.4936
  01/01/2005    to  12/31/2005       13.806983         14.082815        16,636.9849
  01/01/2006    to  12/31/2006       14.082815         15.857066        18,021.5275
=============  ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       15.871678         16.854422       627,149.8832
  01/01/2005    to  12/31/2005       16.854422         16.785051       418,969.1869
  01/01/2006    to  12/31/2006       16.785051         17.976644       377,830.9449
=============  ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       42.529947         46.960946       344,306.4949
  01/01/2005    to  12/31/2005       46.960946         47.642491       292,601.0808
  01/01/2006    to  12/31/2006       47.642491         55.062441       288,901.2803
=============  ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       19.513349         22.659271        23,695.7471
  01/01/2005    to  12/31/2005       22.659271         24.023204        60,536.7173
  01/01/2006    to  12/31/2006       24.023204         26.442364        57,941.7117
=============  ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.594492         10.979856       426,569.1466
  01/01/2005    to  12/31/2005       10.979856         12.543118       342,726.8846
  01/01/2006    to  12/31/2006       12.543118         15.577096       310,122.8863
=============  ==== ==========       =========         =========       ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.834948          9.762657        93,724.0831
  01/01/2005    to  04/30/2005        9.762657          9.759505             0.0000
=============  ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.784877          8.424977       892,127.0772
  01/01/2006    to  12/31/2006        8.424977          8.892595       910,892.6432
=============  ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.483951         11.863917       812,494.9265
  01/01/2005    to  12/31/2005       11.863917         11.902882       646,631.6028
  01/01/2006    to  12/31/2006       11.902882         12.207117       585,550.2474
=============  ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.150191         18.462497             0.0000
=============  ==== ==========       =========         =========       ============
 PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       11.340238         11.971352             0.0000
=============  ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.434985         18.050638             0.0000
=============  ==== ==========       =========         =========       ============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.172147         14.068303           401.1172
  01/01/2005    to  12/31/2005       14.068303         15.155264           787.0106
  01/01/2006    to  12/31/2006       15.155264         17.044858         1,149.0406
=============  ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998438         10.440811        40,290.3754
  01/01/2006    to  12/31/2006       10.440811         11.889440        89,322.9589
=============  ==== ==========       =========         =========       ============
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.644194          9.566957         2,507.1453
  01/01/2005    to  12/31/2005        9.566957          9.817471         5,352.2827
  01/01/2006    to  12/31/2006        9.817471         10.439526         7,508.5029
=============  ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       40.369489         40.408096        11,468.5021
  01/01/2006    to  12/31/2006       40.408096         41.289976        10,950.3513
=============  ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.759091          9.829291       137,056.0915
  01/01/2006    to  12/31/2006        9.829291         10.083745       359,479.0254
=============  ==== ==========       =========         =========       ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.505123         11.236317         8,070.8003
  01/01/2005    to  12/31/2005       11.236317         11.632206        17,634.9674
  01/01/2006    to  12/31/2006       11.632206         12.536329        23,604.9966
=============  ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ----------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       10.895264         11.691186     1,119,896.1890
  01/01/2005    to  12/31/2005       11.691186         12.634573     1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573         14.183373     1,089,614.0542
=============  ==== ==========       =========         =========     ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.621932         11.519694       397,023.3546
  01/01/2006    to  12/31/2006       11.519694         11.588731       361,058.9605
=============  ==== ==========       =========         =========     ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.141757          4.309501         6,360.6321
  01/01/2005    to  04/30/2005        4.309501          3.957356             0.0000
=============  ==== ==========       =========         =========     ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       33.766553         36.594443         2,118.7586
  01/01/2005    to  12/31/2005       36.594443         36.931300         5,010.3349
  01/01/2006    to  12/31/2006       36.931300         40.562578         5,855.1558
=============  ==== ==========       =========         =========     ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       13.790599         16.098065         1,422.2099
  01/01/2006    to  12/31/2006       16.098065         18.378755         2,839.0222
=============  ==== ==========       =========         =========     ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.962766         13.148348         3,113.5850
  01/01/2005    to  12/31/2005       13.148348         13.611929         7,628.0895
  01/01/2006    to  12/31/2006       13.611929         15.873366         9,619.8455
=============  ==== ==========       =========         =========     ==============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       41.168501         44.539971           189.3916
  01/01/2005    to  12/31/2005       44.539971         45.989065           254.7930
  01/01/2006    to  12/31/2006       45.989065         52.305969           461.1372
=============  ==== ==========       =========         =========     ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  05/01/2006    to  12/31/2006       12.362703         12.903002       982,017.6110
=============  ==== ==========       =========         =========     ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  05/01/2006    to  12/31/2006       11.428580         11.996419     4,321,235.4166
=============  ==== ==========       =========         =========     ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  05/01/2006    to  12/31/2006       10.555116         11.040211     1,598,217.3594
=============  ==== ==========       =========         =========     ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  05/01/2006    to  12/31/2006       12.042783         12.648785     4,554,633.4817
=============  ==== ==========       =========         =========     ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ----------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  05/01/2006    to  12/31/2006       10.963078         11.481355     1,827,127.5085
=============  ==== ==========       =========         =========     ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds ("AIM VI"):
AIM VI Capital Appreciation Fund (Series I); and AIM International Growth Fund (Series I) (closed effective May 1, 2002); (b) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2003); for contracts issued prior to May 1, 2002, Lord Abbett Growth and Income Portfolio (Class A) (closed effective May 1, 2004); Jennison Growth Portfolio (closed effective May 1, 2005); Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006); and Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007); (c) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (closed effective May 1,
2003); (d) Metropolitan Series Fund, Inc.: FI International Stock Portfolio (formerly Putnam International Stock Portfolio) (closed effective December 19,
2003); T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004); and (e) Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006). Franklin Templeton Variable Insurance Products Trust (Class 2): Templeton Growth Securities Fund was closed effective May 1, 2002 and reopened effective May 1, 2006.


Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.; Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with the PIMCO Total Return Portfolio (Class B) of Met Investors Series Trust; Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Large Cap Portfolio (Class B) of the Metropolitan Series Fund, Inc. and; Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of Met Investors Series Trust; and (b) AIM Variable Insurance Funds: for contracts issued prior to May 1, 2002, AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, the AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.

Effective as of November 22, 2004, the following investment portfolios were merged: J.P. Morgan Select Equity Portfolio of the Met Investors Series Trust merged into the Capital Guardian U.S. Equity Portfolio of the Metropolitan Series Fund, Inc.; and J.P. Morgan Quality Bond Portfolio of Met Investors Series Trust merged into the PIMCO Total Return Portfolio of Met Investors Series Trust.

Effective as of May 1, 2005, the following portfolios were merged: Met/Putnam Voyager Portfolio merged into the Jennison Growth Portfolio; and Money Market Portfolio merged into the BlackRock Money Market Portfolio.


Effective as of May 1, 2006, Metropolitan Series Fund, Inc.: MFS (Reg. TM) Investors Trust Series (closed effective May 1, 2003) merged into Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B).

Effective as of April 30, 2007, the following investment portfolios were merged:
(a) approximately 65% of the Lord Abbett America's Value Portfolio (Class B) of the Met Investors Series Trust merged into the Lord Abbett Mid-Cap Value Portfolio (Class B) of the Met Investors Series Trust, and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) of the Met Investors Series Trust merged into the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust; (b) the Pioneer Mid-Cap Value Portfolio (Class A) of the Met Investors Series Trust merged into the Lazard Mid-Cap Portfolio (Class B) of the Met Investors Series Trust; and (c) the Met/Putnam Capital Opportunities Portfolio (Class B) of the Met Investors Series Trust merged into the

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


Lazard Mid-Cap Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM VI Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust.


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AMERICAN FUNDS INSURANCE SERIES

(CLASS 2)

American Funds Insurance Series is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolio is available under the contract:

AMERICAN FUNDS GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks capital appreciation through stocks.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of 22 separate series (the Fund or Funds). Funds may be available in multiple classes:
Class 1, Class 2 and Class 3. Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 2 portfolio is available under the contract:

TEMPLETON GROWTH SECURITIES FUND

INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital growth.

MET INVESTORS SERIES TRUST (CLASS B OR CLASS A, AS NOTED)

Met Investors Series Trust is managed by Met Investors Advisory LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or Class A, as noted, portfolios are available under the contract:

LAZARD MID-CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.


LORD ABBETT MID-CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management, Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

VAN KAMPEN MID-CAP GROWTH PORTFOLIO (formerly Lord Abbett Growth Opportunities Portfolio)

SUBADVISER: Morgan Stanley Investment Management, Inc. (formerly Lord, Abbett & Co. LLC)

INVESTMENT OBJECTIVE: The Van Kampen Mid-Cap Growth Portfolio seeks capital appreciation.

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:

BLACKROCK BOND INCOME PORTFOLIO


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

BLACKROCK MONEY MARKET PORTFOLIO


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

SUBADVISER: Capital Guardian Trust Company

INVESTMENT OBJECTIVE: The Capital Guardian U.S. Equity Portfolio seeks long-term growth of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: The Franklin Templeton Small Cap Growth Portfolio seeks long-term capital growth.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:

PUTNAM VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE: The Fund seeks current income. Capital growth is a secondary objective when consistent with seeking current income.


MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-MONTH EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st           Account Value 1st Payment Bucket (month 1) x
 Payment Bucket (month 2) =  (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                    ------ Account Values-------
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            12000               2000              10000            10000
    2                                2000               8095             8095
    3                                2000               6172             6172
    4             6000               3000               9230             3230           6000
    5                                3000               6309              261           6048
    6                                3000               3359                0           3359
    7                                3000                386                0            386
    8                                 389                  0                0              0
    9                                   0                  0                0              0
   10                                   0                  0                0              0
   11                                   0                  0                0              0
   12                                   0                  0                0              0
   13                                   0                  0                0              0
   14                                   0                  0                0              0
   15                                   0                  0                0              0

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st            Account Value 1st Payment Bucket (month 1) x
 Payment Bucket (month 2) =  (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                    ------ Account Values-------
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            24000               2000              22000            22000
    2                                2000              20209            20209
    3                                2000              18401            18401
    4                                2000              16575            16575
    5                                2000              14732            14732
    6            12000               3000              23872            11872          12000
    7                                3000              21801             8985          12096
    8                                3000              18262             6070          12192
    9                                3000              15417             3128          12289
   10                                3000              12545              157          12387
   11                                3000               9645                0           9645
   12                                3000               6722                0           6722
   13                                3000               3776                0           3776
   14                                3000                806                0            806
   15                                 812                  0                0              0

APPENDIX D

DESCRIPTION OF GMIB

The Guaranteed Minimum Income Benefit (GMIB) rider was only offered under the contracts prior to July 1, 2002. If you elected the GMIB under your contract, you may not terminate it. You may exercise the GMIB after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The "Highest Anniversary Value" is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

     (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

     (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

          (1) The withdrawal adjustment for each partial withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or

          (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.

(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

THE INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND CHARGES FOR THE GMIB RIDER.


OWNERSHIP. While the GMIB rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then the annuitant will be deemed to be the owner in determining the income base and GMIB payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.


EXERCISING THE GMIB RIDER. When you elect to receive annuity payments under the GMIB, you have your choice of two fixed annuity options:

..    A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or


..    A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")


TERMINATING THE GMIB RIDER. The GMIB rider will terminate upon the earliest of:

..    The date you elect to receive annuity payments either under the GMIB rider or the contract;

..    The 30th day following the contract anniversary immediately after your 85th birthday;

..    The date you make a complete withdrawal of your account value;

..    Death of the owner or death of the annuitant if a non-natural person owns the contract; or

..    Change of the owner, for any reason, unless we otherwise agree.


MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event the GMIB rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB rider.


When the GMIB rider terminates, the corresponding GMIB rider charge terminates.

APPENDIX E

LIFETIME INCOME SOLUTION EXAMPLES

The purpose of these examples is to illustrate the operation of the Lifetime Income Solution. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT



    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------

        Assume the initial purchase payment is $100,000 and the Lifetime Income Solution is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $5,000 is withdrawn (leaving an account balance of $95,000). Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($105,000 - $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------

        Assume the initial purchase payment is $100,000 and the Lifetime Income Solution is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

(2) THE 5% ANNUAL INCREASE AMOUNT

    Example
    -------

        Assume the owner of the contract is a male, age 55 at issue, and he elects the Lifetime Income Solution rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the owner's 85th birthday). At the tenth contract anniversary, when the owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

    Graphic Example: Determining a value upon which future income payments will
    ---------------------------------------------------------------------------
      be based
      --------


        Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]




    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


        Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Lifetime Income Solution Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIFETIME INCOME SOLUTION PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]




(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

    Example
    -------

        Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the Lifetime Income Solution rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

    Graphic Example: Determining a value upon which future income payments will
    ---------------------------------------------------------------------------
      be based
      --------

        Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]

    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


        Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Lifetime Income Solution Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIFETIME INCOME SOLUTION PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]




(4) PUTTING IT ALL TOGETHER

    Example
    -------

        Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the Lifetime Income Solution rider at the tenth contract anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the LIS Annuity Table. This yields annuity payments of $717 per month for life, with a minimum of 10 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $806; if the owner were age 75, the income base of $162,889 would yield monthly payments of $920.)

        The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

    Graphic Example
    ---------------

        Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the Lifetime Income Solution may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.


[GRAPHIC APPEARS HERE]



        With the Lifetime Income Solution, the income base is applied to special, conservative guaranteed minimum income benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Lifetime Income Solution, you will have paid for the Lifetime Income Solution although it was never used.

[GRAPHIC APPEARS HERE]

APPENDIX F

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Unless otherwise noted, these examples are for GWB I. Examples F, G, and H are for the Lifetime Withdrawal Guarantee.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (under the GWB I rider) and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) cannot be taken as a lump sum.


A.   How Withdrawals Affect the Benefit Base

  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.

  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second purchase payment) and b) $4,250 (5% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $5,000.

C.   How Withdrawals Affect the Annual Benefit Payment

  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.

  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $85,000 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


E.   Putting It All Together

  1. When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your account value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.

[GRAPHIC APPEARS HERE]







        Annual
        Benefit         Actual           Account           Benefit
        Payment       Withdrawals         Value             Base
       ---------     -------------     -----------       ----------
        $     0           $     0       $ 100,000        $ 100,000
          5,000             5,000          85,000           95,000
          5,000             5,000          68,000           90,000
          5,000             5,000          50,000           85,000
          5,000             5,000          45,000           80,000
          5,000             5,000          40,000           75,000
          5,000             5,000          35,000           70,000
          5,000             5,000          30,000           65,000
          5,000             5,000          25,000           60,000
          5,000             5,000          20,000           55,000
          5,000             5,000          15,000           50,000
          5,000             5,000          10,000           45,000
          5,000             5,000           5,000           40,000
          5,000             5,000               0           35,000
          5,000             5,000               0           30,000
          5,000             5,000               0           25,000
          5,000             5,000               0           20,000
          5,000             5,000               0           15,000
              0                 0               0           15,000

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 -
$10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

[GRAPHIC APPEARS HERE]







        Annual
        Benefit          Actual          Account           Benefit
        Payment       Withdrawals         Value             Base
       ---------     -------------     -----------       ----------
        $     0          $      0       $ 100,000        $ 100,000
          5,000             5,000          85,000           95,000
          5,000             5,000          68,000           90,000
          5,000             5,000          50,000           85,000
          5,000            10,000          40,000           40,000
          2,000             2,000          38,000           38,000
          2,000             2,000          36,000           36,000
          2,000             2,000          34,000           34,000
          2,000             2,000          32,000           32,000
          2,000             2,000          30,000           30,000
          2,000             2,000          28,000           28,000
          2,000             2,000          26,000           26,000
          2,000             2,000          24,000           24,000
          2,000             2,000          22,000           22,000
          2,000             2,000          20,000           20,000
          2,000             2,000          18,000           18,000
          2,000             2,000          16,000           16,000
          2,000             2,000          14,000           14,000
          2,000             2,000          12,000           12,000




F.   Lifetime Withdrawal Guarantee

     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.

If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero.

[GRAPHIC APPEARS HERE]




                                                Remaining
   Annual                                       Guaranteed      Guaranteed
   Benefit      Cumulative       Account        Withdrawal      Withdrawal
   Payment      Withdrawals        Value          Amount          Amount
  ---------    -------------   ------------    ------------    ------------
   $ 5,000         $  5,000    $   100,000       $ 100,000       $ 100,000
     5,000           10,000         90,250          95,000         100,000
     5,000           15,000       80,987.5          90,000         100,000
     5,000           20,000      72,188.13          85,000         100,000
     5,000           25,000      63,828.72          80,000         100,000
     5,000           30,000      55,887.28          75,000         100,000
     5,000           35,000      48,342.92          70,000         100,000
     5,000           40,000      41,175.77          65,000         100,000
     5,000           45,000      34,366.98          60,000         100,000
     5,000           50,000      27,898.63          55,000         100,000
     5,000           55,000       21,753.7          50,000         100,000
     5,000           60,000      15,916.02          45,000         100,000
     5,000           65,000      10,370.22          40,000         100,000
     5,000           70,000      5,101.706          35,000         100,000
     5,000           75,000       96.62093          30,000         100,000
     5,000           80,000              0               0         100,000
     5,000           85,000              0               0         100,000
     5,000           90,000              0               0         100,000
     5,000           95,000              0               0         100,000
     5,000          100,000              0               0         100,000




  2.   When Withdrawals Do Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.

G.   Lifetime Withdrawal Guarantee - 5% Compounding Income Amount

Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%).

The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the first withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

If the first withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 x 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 x 5%).

If the first withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 x 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 x 5%).

If the first withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 x 5%).

[GRAPHIC APPEARS HERE]



                      Year                 Annual
                    of First               Benefit
                    Withdrawal             Payment
                   ------------           ---------
                             1             $ 5,000
                             2               5,250
                             3               5,513
                             4               5,788
                             5               6,078
                             6               6,381
                             7               6,700
                             8               7,036
                             9               7,387
                            10               7,757
                            11               8,144



H. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 5% Compounding Income Amount (No Withdrawals)

Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $168,852. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x 5%).

At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the account value is less than $189,000. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 x 5%).

[GRAPHIC APPEARS HERE]

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                      METLIFE INVESTORS INSURANCE COMPANY


                         CLASS VA, CLASS AA AND CLASS B


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2007, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 2007.


SAI-407MOVAAAB

TABLE OF CONTENTS                         PAGE



COMPANY ................................     2
EXPERTS ................................     2
CUSTODIAN ..............................     3
DISTRIBUTION ...........................     3
     Reduction or Elimination of the         4
  Withdrawal Charge
CALCULATION OF PERFORMANCE INFORMATION .     5
     Total Return ......................     5
     Historical Unit Values ............     5
     Reporting Agencies ................     5
ANNUITY PROVISIONS .....................     6
     Variable Annuity ..................     6
     Fixed Annuity .....................     7
     Mortality and Expense Guarantee ...     7
     Legal or Regulatory Restrictions        7
  on Transactions
TAX STATUS OF THE CONTRACTS ............     7
CONDENSED FINANCIAL INFORMATION ........    10
     Class VA ..........................    10
     Class AA ..........................    39
     Class B ...........................   124
FINANCIAL STATEMENTS ...................   168

COMPANY


MetLife Investors Insurance Company (MetLife Investors or the Company) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife. MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2006, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


General American Life Insurance Company has entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life Insurance Company would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2006, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.


We are licensed to do business in the District of Columbia and all states except New Hampshire and New York.


We are a member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.




EXPERTS


The financial statements of MetLife Investors Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by accounting guidance adopted on January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.


The financial statements of the sub-accounts of the MetLife Investors Variable Annuity Account One included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.



The consolidated financial statements of General American Life Insurance
Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for defined benefit pension and other postretirement plans and for certain non-traditional long duration contracts and separate accounts as required by accounting guidance adopted on December 31, 2006 and January 1, 2004, respectively), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.





CUSTODIAN

MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION


Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.



The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2004             $80,238,318              $0
2005             $76,214,486              $0
2006             $92,747,340              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2006 ranged from $4,222,378 to $0. The amount of commissions paid to selected selling firms during 2006 ranged from $27,395,528 to $0. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2006 ranged from $36,723,309 to $0. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company and MetLife Investors USA Insurance Company).


The following list sets forth the names of selling firms that received additional compensation in 2006 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


A.G. Edwards & Sons, Inc.

Citibank

Commonwealth
Edward Jones
Firstar Investments
HSBC Brokerage
J.J.B. Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger
RBC Dain Rauscher, Inc.
Stifer, Nicolaus & Co., Incorporated

UBS Financial Services

Wachovia Securities, LLC



As described in "Investment Options" in the prospectus, certain investment portfolios offered in the contracts compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. These payments are based on a percentage of assets allocated to the portfolio. Pursuant to agreements with A.G. Edwards & Sons, Inc. ("A.G. Edwards"), we pay to them a percentage amount equal to all or a portion of these payments, and we pay similar percentage fees on assets allocated to certain portfolios of affiliated investment portfolios. As a result of these arrangements, A.G. Edwards may have an incentive to recommend to its customers the purchase of the contract for which we pay amounts with respect to the investment portfolios. The fees may vary from investment portfolio to portfolio and they may be significant. It is conceivable that A.G. Edwards may have an incentive to recommend to customers, in connection with the A.G. Edwards asset allocation program, that they allocate purchase payments and account value to the investment portfolios that result in payment of amounts or payment of higher amounts. During 2006, the percentage fees ranged from 0.05% to 0.25%. For more information about the nature and extent of these fees, you should ask your A.G. Edwards registered representative.



There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an account value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.



Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee, withdrawal charges, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the GWB rider charge is reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:



  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, GMIB, GWB or applicable GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB, GWB or GMAB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.



The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.



(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY



A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.




MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.



DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.

If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2006. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS VA





                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         11.852311              101.7956
  01/01/2002    to  12/31/2002       11.852311          8.472945          100,576.3890
  01/01/2003    to  12/31/2003        8.472945         11.602508          251,984.0484
  01/01/2004    to  12/31/2004       11.602508         12.176705          222,465.2874
  01/01/2005    to  12/31/2005       12.176705         13.000440        2,020,100.7834
  01/01/2006    to  12/31/2006       13.000440         14.638413        1,486,644.8875
============   ==== ==========       =========         =========        ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998849         11.971801           68,164.9092
  01/01/2005    to  12/31/2005       11.971801         13.285850           50,550.9383
  01/01/2006    to  12/31/2006       13.285850         15.157506           52,152.0936
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.935611               10.0000
  01/01/2002    to  12/31/2002       10.935611          8.832552           41,692.4244
  01/01/2003    to  12/31/2003        8.832552         11.755482          329,047.0448
  01/01/2004    to  12/31/2004       11.755482         13.970748          278,119.0263
  01/01/2005    to  12/31/2005       13.970748         15.738453          235,955.9499
  01/01/2006    to  12/31/2006       15.738453         19.997636          207,240.0193
============   ==== ==========       =========         =========        ==============
 LAZARD MID-CAP SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.991234              107.4006
  01/01/2002    to  12/31/2002       10.991234          9.665975           51,553.2813
  01/01/2003    to  12/31/2003        9.665975         12.026501          215,051.0711
  01/01/2004    to  12/31/2004       12.026501         13.566810          112,538.9080
  01/01/2005    to  12/31/2005       13.566810         14.456870           93,011.5484
  01/01/2006    to  12/31/2006       14.456870         16.348558          151,224.2132
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  02/12/2001    to  12/31/2001       10.000000          7.308054               10.0000
  01/01/2002    to  12/31/2002        7.308054          5.200438          163,356.3641
  01/01/2003    to  12/31/2003        5.200438          6.712800          499,474.0790
  01/01/2004    to  12/31/2004        6.712800          7.177933        6,485,668.7830
  01/01/2005    to  12/31/2005        7.177933          8.039394        5,443,794.3614
  01/01/2006    to  12/31/2006        8.039394          7.790114        4,535,165.1771
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.247260         10.625522                0.0000
  01/01/2006    to  12/31/2006       10.625522         11.167932        2,202,980.2348
============   ==== ==========       =========         =========        ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988849         10.339483                0.0000
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/02/2001    to  12/31/2001       13.960333         13.978494          427,018.4732
  01/01/2002    to  12/31/2002       13.978494         13.705136        1,393,924.5153
  01/01/2003    to  12/31/2003       13.705136         16.103871        2,032,567.5116
  01/01/2004    to  12/31/2004       16.103871         17.176230        1,932,491.2300
  01/01/2005    to  12/31/2005       17.176230         17.191034        3,219,591.4477
  01/01/2006    to  12/31/2006       17.191034         18.503458        2,724,436.6780
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/02/2001    to  12/31/2001       39.912615         41.392944          684,910.9575
  01/01/2002    to  12/31/2002       41.392944         33.421284        1,901,887.6773
  01/01/2003    to  12/31/2003       33.421284         43.085314        2,623,558.9144
  01/01/2004    to  12/31/2004       43.085314         47.857828        3,301,798.7060
  01/01/2005    to  12/31/2005       47.857828         48.795052        3,001,774.1986
  01/01/2006    to  12/31/2006       48.795052         56.676303        2,604,255.8159
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988849         10.478532           37,972.1461
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  02/12/2001    to  12/31/2001       10.000000          8.381159            1,897.7385
  01/01/2002    to  12/31/2002        8.381159          7.289280          169,447.2031
  01/01/2003    to  12/31/2003        7.289280          9.491245          391,993.5801
  01/01/2004    to  12/31/2004        9.491245         11.189560        2,178,119.1040
  01/01/2005    to  12/31/2005       11.189560         12.850864        3,625,590.6882
  01/01/2006    to  12/31/2006       12.850864         16.047013        2,795,017.9181
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MONEY MARKET SUB-ACCOUNT
  02/12/2001    to  12/31/2001       10.000000         10.154282         279,466.3573
  01/01/2002    to  12/31/2002       10.154282         10.122875         703,780.8875
  01/01/2003    to  12/31/2003       10.122875         10.025490         721,421.2419
  01/01/2004    to  12/31/2004       10.025490          9.949131         552,205.4002
  01/01/2005    to  04/30/2005        9.949131          9.962144               0.0000
============   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998849         12.833645          74,005.9376
  01/01/2005    to  12/31/2005       12.833645         14.337160       1,826,252.7164
  01/01/2006    to  12/31/2006       14.337160         19.451786       1,361,142.4992
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  02/12/2001    to  12/31/2001       10.000000          8.466912           5,396.7401
  01/01/2002    to  12/31/2002        8.466912          6.283863         353,728.6374
  01/01/2003    to  12/31/2003        6.283863          7.964318         954,155.5766
  01/01/2004    to  12/31/2004        7.964318          8.356218       1,766,428.8260
  01/01/2005    to  12/31/2005        8.356218          8.628835       1,478,265.5863
  01/01/2006    to  12/31/2006        8.628835          9.157247       1,425,858.4507
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.435925         373,281.0023
  01/01/2004    to  12/31/2004       10.435925         11.217736         323,231.2589
  01/01/2005    to  12/31/2005       11.217736         11.215657         249,551.0117
  01/01/2006    to  12/31/2006       11.215657         11.102944         181,125.3837
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  02/12/2001    to  12/31/2001       10.000000         10.536235           4,043.6868
  01/01/2002    to  12/31/2002       10.536235         11.355362       1,422,743.2633
  01/01/2003    to  12/31/2003       11.355362         11.679662       4,213,613.6020
  01/01/2004    to  12/31/2004       11.679662         12.090485       8,369,717.8160
  01/01/2005    to  12/31/2005       12.090485         12.190831       8,039,498.1810
  01/01/2006    to  12/31/2006       12.190831         12.564918       6,897,540.2797
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  02/12/2001    to  12/31/2001       10.000000          8.065922             474.1758
  01/01/2002    to  12/31/2002        8.065922          6.298411          67,255.8145
  01/01/2003    to  12/31/2003        6.298411          7.722500         129,839.2155
  01/01/2004    to  11/19/2004        7.722500          7.933271          98,582.4984
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  02/12/2001    to  12/31/2001       10.000000          6.093409            1,206.5909
  01/01/2002    to  12/31/2002        6.093409          2.960358           38,949.8836
  01/01/2003    to  12/31/2003        2.960358          4.599830           93,607.8383
  01/01/2004    to  12/31/2004        4.599830          4.340121          133,296.5977
  01/01/2005    to  12/31/2005        4.340121          4.751414           97,427.3833
  01/01/2006    to  12/31/2006        4.751414          4.936039           92,977.5223
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  02/12/2001    to  12/31/2001       10.000000          8.236645            2,342.3926
  01/01/2002    to  12/31/2002        8.236645          4.545270          267,097.9707
  01/01/2003    to  12/31/2003        4.545270          6.124338        1,964,182.1293
  01/01/2004    to  12/31/2004        6.124338          7.115346        3,539,464.2130
  01/01/2005    to  12/31/2005        7.115346          8.043025        3,405,275.2625
  01/01/2006    to  12/31/2006        8.043025          8.420410        2,544,871.5675
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002    to  12/31/2002       10.000000          8.232502          104,943.1029
  01/01/2003    to  12/31/2003        8.232502         11.480838          384,019.0128
  01/01/2004    to  12/31/2004       11.480838         14.321488          434,544.6311
  01/01/2005    to  12/31/2005       14.321488         16.308935          459,884.6753
  01/01/2006    to  12/31/2006       16.308935         18.194563          431,706.3766
============   ==== ==========       =========         =========        ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998849         11.115049           58,953.3770
  01/01/2005    to  12/31/2005       11.115049         12.205834           36,182.3091
  01/01/2006    to  12/31/2006       12.205834         12.767461           29,030.8175
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998849         10.475896          751,080.0917
  01/01/2006    to  12/31/2006       10.475896         11.989012          861,814.3818
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.962131         10.067108          652,838.7189
  01/01/2006    to  12/31/2006       10.067108         10.379339        1,054,558.9146
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197594         10.156586            7,447.8775
  01/01/2002    to  12/31/2002       10.156586          8.357717          735,007.2177
  01/01/2003    to  12/31/2003        8.357717         10.774657        3,185,276.8997
  01/01/2004    to  12/31/2004       10.774657         11.914458        5,312,009.6480
  01/01/2005    to  12/31/2005       11.914458         12.940186        4,852,874.0005
  01/01/2006    to  12/31/2006       12.940186         14.599039        3,840,149.6721
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.164480         11.947753            3,501.8144
  01/01/2002    to  12/31/2002       11.947753         10.713489          250,884.8030
  01/01/2003    to  12/31/2003       10.713489         13.979999          631,685.3062
  01/01/2004    to  12/31/2004       13.979999         15.115774          372,608.1757
  01/01/2005    to  12/31/2005       15.115774         16.353241          284,463.7173
  01/01/2006    to  12/31/2006       16.353241         18.089623          221,317.3916
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.628086          206,625.6860
  01/01/2003    to  12/31/2003        7.628086          9.755498          395,492.1308
  01/01/2004    to  12/31/2004        9.755498         10.479270        1,028,049.0500
  01/01/2005    to  12/31/2005       10.479270         11.732904        1,115,239.5596
  01/01/2006    to  12/31/2006       11.732904         11.862235          943,781.8552
============   ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.849814               10.0000
  01/01/2002    to  12/31/2002       10.849814          8.289818           50,415.3744
  01/01/2003    to  12/31/2003        8.289818         10.453078          138,425.1784
  01/01/2004    to  12/31/2004       10.453078         11.366871          155,225.8687
  01/01/2005    to  12/31/2005       11.366871         11.701349          275,851.6003
  01/01/2006    to  12/31/2006       11.701349         13.294095          522,238.3038
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.802857         15.786672                0.0000
  01/01/2006    to  12/31/2006       15.786672         16.177236                0.0000
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.302502         10.691554          161,944.5679
  01/01/2005    to  12/31/2005       10.691554         11.637720          402,476.4088
  01/01/2006    to  12/31/2006       11.637720         13.042619          384,247.6498
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.102642         10.395455         831,249.1760
  01/01/2005    to  12/31/2005       10.395455         10.981407       1,176,255.1053
  01/01/2006    to  12/31/2006       10.981407         12.126242       1,197,692.4507
============   ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.942753         10.111501          35,254.9066
  01/01/2005    to  12/31/2005       10.111501         10.418004          74,565.6991
  01/01/2006    to  12/31/2006       10.418004         11.159705         213,482.6632
============   ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.242545         10.606431       1,222,106.7100
  01/01/2005    to  12/31/2005       10.606431         11.413760       1,641,662.9566
  01/01/2006    to  12/31/2006       11.413760         12.785659       1,689,157.7915
============   ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.012704         10.231750         341,376.9131
  01/01/2005    to  12/31/2005       10.231750         10.676378         487,950.4959
  01/01/2006    to  12/31/2006       10.676378         11.605616       1,048,846.0172
============   ==== ==========       =========         =========       ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.707674         11.594771         101,789.1310
  01/01/2004    to  12/31/2004       11.594771         12.156391         181,381.7200
  01/01/2005    to  12/31/2005       12.156391         12.965826         243,909.2927
  01/01/2006    to  12/31/2006       12.965826         14.584886         200,433.1610
============   ==== ==========       =========         =========         ============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998767         11.963775          81,029.1819
  01/01/2005    to  12/31/2005       11.963775         13.263723          67,021.5141
  01/01/2006    to  12/31/2006       13.263723         15.117186          82,328.0845
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.751972         11.747643         203,718.1899
  01/01/2004    to  12/31/2004       11.747643         13.947450         330,720.9429
  01/01/2005    to  12/31/2005       13.947450         15.696557         264,254.2297
  01/01/2006    to  12/31/2006       15.696557         19.924541         245,038.3060
============   ==== ==========       =========         =========         ============
 LAZARD MID-CAP SUB-ACCOUNT
  05/01/2003    to  12/31/2003        9.728989         12.018475         104,792.3304
  01/01/2004    to  12/31/2004       12.018475         13.544176         100,475.2295
  01/01/2005    to  12/31/2005       13.544176         14.418376          85,037.4061
  01/01/2006    to  12/31/2006       14.418376         16.288783          73,079.0641
============   ==== ==========       =========         =========         ============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  05/01/2003    to  12/31/2003        5.505944          6.708323         222,718.3005
  01/01/2004    to  12/31/2004        6.708323          7.165960         357,322.6776
  01/01/2005    to  12/31/2005        7.165960          8.017990         266,399.2212
  01/01/2006    to  12/31/2006        8.017990          7.761627         289,450.6058
============   ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.247064         10.623775               0.0000
  01/01/2006    to  12/31/2006       10.623775         11.154963          12,360.1918
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988767         10.332542           2,339.7907
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  05/01/2003    to  12/31/2003       14.697264         16.093112         211,011.3048
  01/01/2004    to  12/31/2004       16.093112         17.147561         305,895.0429
  01/01/2005    to  12/31/2005       17.147561         17.145239         406,319.8207
  01/01/2006    to  12/31/2006       17.145239         18.435781         361,235.0413
============   ==== ==========       =========         =========         ============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  05/01/2003    to  12/31/2003       34.555426         43.056580         105,889.9724
  01/01/2004    to  12/31/2004       43.056580         47.778007         272,199.5771
  01/01/2005    to  12/31/2005       47.778007         48.665131         364,471.4972
  01/01/2006    to  12/31/2006       48.665131         56.469091         364,176.8859
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988767         10.471493           5,781.4368
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        7.334391          9.484912          63,518.9551
  01/01/2004    to  12/31/2004        9.484912         11.170897         341,872.9895
  01/01/2005    to  12/31/2005       11.170897         12.812338         466,828.0333
  01/01/2006    to  12/31/2006       12.812338         15.975005         468,956.9514
============   ==== ==========       =========         =========       ==============
 MONEY MARKET SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.096666         10.018792          20,560.5195
  01/01/2004    to  12/31/2004       10.018792          9.932521          35,261.8340
  01/01/2005    to  04/30/2005        9.932521          9.942272               0.0000
============   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998767         12.825046          57,826.5984
  01/01/2005    to  12/31/2005       12.825046         14.313282         167,563.8515
  01/01/2006    to  12/31/2006       14.313282         19.400065         149,857.8175
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.545686          7.959003         435,309.9796
  01/01/2004    to  12/31/2004        7.959003          8.342276         587,746.6856
  01/01/2005    to  12/31/2005        8.342276          8.605857         491,941.5275
  01/01/2006    to  12/31/2006        8.605857          9.123759         559,131.7120
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.428951         208,403.6787
  01/01/2004    to  12/31/2004       10.428951         11.199010         333,734.5719
  01/01/2005    to  12/31/2005       11.199010         11.185776         245,887.4780
  01/01/2006    to  12/31/2006       11.185776         11.062326         232,291.1498
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003    to  12/31/2003       11.613154         11.671860         216,705.1423
  01/01/2004    to  12/31/2004       11.671860         12.070302         627,605.8901
  01/01/2005    to  12/31/2005       12.070302         12.158353       1,222,596.5719
  01/01/2006    to  12/31/2006       12.158353         12.518956       1,375,950.7396
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.425734          7.717350          51,357.6159
  01/01/2004    to  11/19/2004        7.717350          7.920970          65,927.5792
============   ==== ==========       =========         =========       ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003    to  12/31/2003        3.305316          4.596762           57,682.0975
  01/01/2004    to  12/31/2004        4.596762          4.332878          158,601.5780
  01/01/2005    to  12/31/2005        4.332878          4.738761          128,111.3649
  01/01/2006    to  12/31/2006        4.738761          4.917987          125,630.0430
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        4.758231          6.120250          238,664.7558
  01/01/2004    to  12/31/2004        6.120250          7.103474          404,278.9055
  01/01/2005    to  12/31/2005        7.103474          8.021608          740,632.1901
  01/01/2006    to  12/31/2006        8.021608          8.389616          776,406.0241
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.471513         11.473181          190,034.4271
  01/01/2004    to  12/31/2004       11.473181         14.297607          260,661.2046
  01/01/2005    to  12/31/2005       14.297607         16.265528          248,109.4350
  01/01/2006    to  12/31/2006       16.265528         18.128055          262,753.8929
============   ==== ==========       =========         =========        ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998767         11.107592           75,698.8428
  01/01/2005    to  12/31/2005       11.107592         12.185496           54,515.3652
  01/01/2006    to  12/31/2006       12.185496         12.733479           57,144.8014
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998767         10.468869          253,637.4236
  01/01/2006    to  12/31/2006       10.468869         11.969030          447,480.3448
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.942177         10.040284           44,106.0766
  01/01/2006    to  12/31/2006       10.040284         10.341366          339,207.9758
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.767472          301,859.8019
  01/01/2004    to  12/31/2004       10.767472         11.894586          898,607.9162
  01/01/2005    to  12/31/2005       11.894586         12.905737        1,334,449.9423
  01/01/2006    to  12/31/2006       12.905737         14.545670        1,423,480.7740
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.970674          181,221.6502
  01/01/2004    to  12/31/2004       13.970674         15.090555          201,829.8595
  01/01/2005    to  12/31/2005       15.090555         16.309697          162,301.6846
  01/01/2006    to  12/31/2006       16.309697         18.023482          146,091.6909
============   ==== ==========       =========         =========        ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.748996         184,686.4410
  01/01/2004    to  12/31/2004        9.748996         10.461794         351,174.6091
  01/01/2005    to  12/31/2005       10.461794         11.701673         432,162.4161
  01/01/2006    to  12/31/2006       11.701673         11.818868         514,275.2690
============   ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.446114          33,598.5591
  01/01/2004    to  12/31/2004       10.446114         11.347920          47,054.0466
  01/01/2005    to  12/31/2005       11.347920         11.668631          53,308.9901
  01/01/2006    to  12/31/2006       11.668631         13.241076          44,339.4955
============   ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.637653         15.611281               0.0000
  01/01/2006    to  12/31/2006       15.611281         15.981559               0.0000
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.301967         10.689858         421,246.8073
  01/01/2005    to  12/31/2005       10.689858         11.624285         671,847.5492
  01/01/2006    to  12/31/2006       11.624285         13.014582         631,072.1089
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.102117         10.393805         970,270.4330
  01/01/2005    to  12/31/2005       10.393805         10.968727       2,296,557.3085
  01/01/2006    to  12/31/2006       10.968727         12.100171       3,156,805.5669
============   ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.942236         10.109895          33,717.2283
  01/01/2005    to  12/31/2005       10.109895         10.405971         186,722.7115
  01/01/2006    to  12/31/2006       10.405971         11.135709         185,235.3179
============   ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.242012         10.604748       2,194,115.3170
  01/01/2005    to  12/31/2005       10.604748         11.400582       4,389,622.7490
  01/01/2006    to  12/31/2006       11.400582         12.758172       5,816,760.0971
============   ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.012183         10.230125         243,784.2306
  01/01/2005    to  12/31/2005       10.230125         10.664048         642,215.0283
  01/01/2006    to  12/31/2006       10.664048         11.580662         958,915.0270
============   ==== ==========       =========         =========       ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         11.848284               10.0000
  01/01/2002    to  12/31/2002       11.848284          8.457339           13,481.4115
  01/01/2003    to  12/31/2003        8.457339         11.563798          248,139.8511
  01/01/2004    to  12/31/2004       11.563798         12.117839          309,357.5264
  01/01/2005    to  12/31/2005       12.117839         12.918267          611,055.3073
  01/01/2006    to  12/31/2006       12.918267         14.524142          553,414.3540
============   ==== ==========       =========         =========        ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998726         11.959762          144,699.6155
  01/01/2005    to  12/31/2005       11.959762         13.252669          356,825.1071
  01/01/2006    to  12/31/2006       13.252669         15.097059          434,701.8559
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.931888               10.0000
  01/01/2002    to  12/31/2002       10.931888          8.816298            7,885.7136
  01/01/2003    to  12/31/2003        8.816298         11.716282          396,562.3124
  01/01/2004    to  12/31/2004       11.716282         13.903248          470,431.2235
  01/01/2005    to  12/31/2005       13.903248         15.639015          633,028.4390
  01/01/2006    to  12/31/2006       15.639015         19.841608          708,090.9103
============   ==== ==========       =========         =========        ==============
 LAZARD MID-CAP SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.987487              351.9871
  01/01/2002    to  12/31/2002       10.987487          9.648180           16,255.1477
  01/01/2003    to  12/31/2003        9.648180         11.986389          218,443.2789
  01/01/2004    to  12/31/2004       11.986389         13.501246          161,115.3461
  01/01/2005    to  12/31/2005       13.501246         14.365513          137,230.5751
  01/01/2006    to  12/31/2006       14.365513         16.220973          134,582.3983
============   ==== ==========       =========         =========        ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  04/02/2001    to  12/31/2001        7.791070          7.299489               12.8346
  01/01/2002    to  12/31/2002        7.299489          5.186539           26,934.7562
  01/01/2003    to  12/31/2003        5.186539          6.684840          539,599.5008
  01/01/2004    to  12/31/2004        6.684840          7.137295        1,635,992.3400
  01/01/2005    to  12/31/2005        7.137295          7.981937        1,384,841.4148
  01/01/2006    to  12/31/2006        7.981937          7.722873        1,309,016.5352
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246967         10.622902            1,563.1764
  01/01/2006    to  12/31/2006       10.622902         11.148484          505,894.7644
============   ==== ==========       =========         =========        ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988726         10.329074         4,845.5033
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/02/2001    to  12/31/2001       13.959643         13.962133        60,578.8834
  01/01/2002    to  12/31/2002       13.962133         13.668578       163,746.8930
  01/01/2003    to  12/31/2003       13.668578         16.036858       631,295.6467
  01/01/2004    to  12/31/2004       16.036858         17.079057       619,202.3849
  01/01/2005    to  12/31/2005       17.079057         17.068231       823,466.2222
  01/01/2006    to  12/31/2006       17.068231         18.343828       755,035.3702
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/02/2001    to  12/31/2001       39.910653         41.344503        54,492.9747
  01/01/2002    to  12/31/2002       41.344503         33.332049       194,321.1339
  01/01/2003    to  12/31/2003       33.332049         42.905952       529,074.4655
  01/01/2004    to  12/31/2004       42.905952         47.587002       641,545.3822
  01/01/2005    to  12/31/2005       47.587002         48.446417       598,261.6716
  01/01/2006    to  12/31/2006       48.446417         56.187289       551,658.2545
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988726         10.467975       291,585.4002
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  04/02/2001    to  12/31/2001        8.739813          8.371336           631.1459
  01/01/2002    to  12/31/2002        8.371336          7.269814        21,102.0210
  01/01/2003    to  12/31/2003        7.269814          9.451731       189,888.3063
  01/01/2004    to  12/31/2004        9.451731         11.126240       651,974.0853
  01/01/2005    to  12/31/2005       11.126240         12.759052       854,981.1071
  01/01/2006    to  12/31/2006       12.759052         15.908560       785,254.8395
============   ==== ==========       =========         =========       ============
 MONEY MARKET SUB-ACCOUNT
  04/02/2001    to  12/31/2001       10.041941         10.142360        28,734.3085
  01/01/2002    to  12/31/2002       10.142360         10.095827        59,880.7593
  01/01/2003    to  12/31/2003       10.095827          9.983712       273,169.5878
  01/01/2004    to  12/31/2004        9.983712          9.892782        95,883.7591
  01/01/2005    to  04/30/2005        9.892782          9.900879             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998726         12.820747       119,020.1155
  01/01/2005    to  12/31/2005       12.820747         14.301354       452,914.3448
  01/01/2006    to  12/31/2006       14.301354         19.374246       378,227.5818
============   ==== ==========       =========         =========       ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  04/02/2001    to  12/31/2001        8.580057          8.456989            3,011.0348
  01/01/2002    to  12/31/2002        8.456989          6.267067           56,679.2938
  01/01/2003    to  12/31/2003        6.267067          7.931148          963,327.7346
  01/01/2004    to  12/31/2004        7.931148          8.308913        1,025,211.7400
  01/01/2005    to  12/31/2005        8.308913          8.567167          815,998.7769
  01/01/2006    to  12/31/2006        8.567167          9.078212          844,510.6626
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.425465          504,998.3737
  01/01/2004    to  12/31/2004       10.425465         11.189656          579,707.9113
  01/01/2005    to  12/31/2005       11.189656         11.170860          470,076.5019
  01/01/2006    to  12/31/2006       11.170860         11.042066          447,191.6871
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  04/02/2001    to  12/31/2001       10.075368         10.523893           10,106.4829
  01/01/2002    to  12/31/2002       10.523893         11.325063          260,508.6670
  01/01/2003    to  12/31/2003       11.325063         11.631034        1,273,435.6985
  01/01/2004    to  12/31/2004       11.631034         12.022053        1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053         12.103714        1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714         12.456484        1,588,910.0943
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  04/02/2001    to  12/31/2001        8.189391          8.056476               12.2103
  01/01/2002    to  12/31/2002        8.056476          6.281590           22,643.8258
  01/01/2003    to  12/31/2003        6.281590          7.690349           95,392.7350
  01/01/2004    to  11/19/2004        7.690349          7.889764          121,982.2592
============   ==== ==========       =========         =========        ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  04/02/2001    to  12/31/2001        6.761984          6.086250               14.7878
  01/01/2002    to  12/31/2002        6.086250          2.952425            2,522.2482
  01/01/2003    to  12/31/2003        2.952425          4.580635           75,570.8187
  01/01/2004    to  12/31/2004        4.580635          4.315511          223,112.6920
  01/01/2005    to  12/31/2005        4.315511          4.717416          188,547.0776
  01/01/2006    to  12/31/2006        4.717416          4.893393          180,050.3606
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  04/02/2001    to  12/31/2001        7.615300          8.226988               13.1308
  01/01/2002    to  12/31/2002        8.226988          4.533110           39,837.4725
  01/01/2003    to  12/31/2003        4.533110          6.098811          776,150.9781
  01/01/2004    to  12/31/2004        6.098811          7.075043        1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043          7.985522          911,323.6080
  01/01/2006    to  12/31/2006        7.985522          8.347710          906,011.6400
============   ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002    to  12/31/2002       10.000000          8.224231           11,714.2415
  01/01/2003    to  12/31/2003        8.224231         11.452136          399,465.3662
  01/01/2004    to  12/31/2004       11.452136         14.264232          484,902.9181
  01/01/2005    to  12/31/2005       14.264232         16.219476          566,572.8777
  01/01/2006    to  12/31/2006       16.219476         18.067717          591,268.6125
============   ==== ==========       =========         =========        ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998726         11.103863          119,838.9659
  01/01/2005    to  12/31/2005       11.103863         12.175337          112,476.1212
  01/01/2006    to  12/31/2006       12.175337         12.716515          120,339.3706
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998726         10.465357          163,450.0515
  01/01/2006    to  12/31/2006       10.465357         11.959052          261,367.9349
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.900743          9.995128          664,675.9490
  01/01/2006    to  12/31/2006        9.995128         10.289723          870,039.9434
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197092         10.144691              817.0770
  01/01/2002    to  12/31/2002       10.144691          8.335400           86,927.9948
  01/01/2003    to  12/31/2003        8.335400         10.729806          999,530.5962
  01/01/2004    to  12/31/2004       10.729806         11.847038        1,768,557.1590
  01/01/2005    to  12/31/2005       11.847038         12.847742        1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742         14.473087        1,782,337.8118
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.163981         11.933782            1,523.0758
  01/01/2002    to  12/31/2002       11.933782         10.684902           42,894.0497
  01/01/2003    to  12/31/2003       10.684902         13.921813          479,429.6843
  01/01/2004    to  12/31/2004       13.921813         15.030239          577,898.4740
  01/01/2005    to  12/31/2005       15.030239         16.236413          400,291.0627
  01/01/2006    to  12/31/2006       16.236413         17.933554          397,406.9629
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.620419           34,476.1308
  01/01/2003    to  12/31/2003        7.620419          9.731099          383,417.5333
  01/01/2004    to  12/31/2004        9.731099         10.437354          495,225.7035
  01/01/2005    to  12/31/2005       10.437354         11.668521          447,702.0184
  01/01/2006    to  12/31/2006       11.668521         11.779506          502,942.2258
============   ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.846117               10.0000
  01/01/2002    to  12/31/2002       10.846117          8.274548            4,899.8931
  01/01/2003    to  12/31/2003        8.274548         10.418203          151,306.7151
  01/01/2004    to  12/31/2004       10.418203         11.311929          240,637.9726
  01/01/2005    to  12/31/2005       11.311929         11.627388          229,626.4664
  01/01/2006    to  12/31/2006       11.627388         13.190324          213,766.2941
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.555699         15.524317              590.2826
  01/01/2006    to  12/31/2006       15.524317         15.884610              956.2114
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.301699         10.689009          716,752.1926
  01/01/2005    to  12/31/2005       10.689009         11.617570          750,229.0859
  01/01/2006    to  12/31/2006       11.617570         13.000581          825,320.3725
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.101854         10.392980        2,816,675.1410
  01/01/2005    to  12/31/2005       10.392980         10.962390        5,274,938.1462
  01/01/2006    to  12/31/2006       10.962390         12.087152        7,552,375.9678
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.941977         10.109092          156,250.0675
  01/01/2005    to  12/31/2005       10.109092         10.399957          513,441.3181
  01/01/2006    to  12/31/2006       10.399957         11.123726          823,532.3698
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.241746         10.603907        2,640,646.2190
  01/01/2005    to  12/31/2005       10.603907         11.393996        5,439,760.9416
  01/01/2006    to  12/31/2006       11.393996         12.744446        8,566,094.0713
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.011923         10.229313          885,476.6904
  01/01/2005    to  12/31/2005       10.229313         10.657886        1,548,912.2565
  01/01/2006    to  12/31/2006       10.657886         11.568201        2,333,121.2151
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         11.845599            8,879.6874
  01/01/2002    to  12/31/2002       11.845599          8.446962          354,541.9517
  01/01/2003    to  12/31/2003        8.446962         11.538078          728,480.7931
  01/01/2004    to  12/31/2004       11.538078         12.078766          635,631.1567
  01/01/2005    to  12/31/2005       12.078766         12.863783          950,432.5565
  01/01/2006    to  12/31/2006       12.863783         14.448465          777,132.0016
============   ==== ==========       =========         =========        ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998644         11.951741          188,983.5826
  01/01/2005    to  12/31/2005       11.951741         13.230588          192,469.8754
  01/01/2006    to  12/31/2006       13.230588         15.056884          196,663.5853
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.929396              655.0284
  01/01/2002    to  12/31/2002       10.929396          8.805453          175,758.5084
  01/01/2003    to  12/31/2003        8.805453         11.690181          890,875.6228
  01/01/2004    to  12/31/2004       11.690181         13.858377          689,649.6331
  01/01/2005    to  12/31/2005       13.858377         15.573010          541,506.2615
  01/01/2006    to  12/31/2006       15.573010         19.738183          508,578.8353
============   ==== ==========       =========         =========        ==============
 LAZARD MID-CAP SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.984994            1,723.3141
  01/01/2002    to  12/31/2002       10.984994          9.636340          273,094.9744
  01/01/2003    to  12/31/2003        9.636340         11.959724          728,304.0743
  01/01/2004    to  12/31/2004       11.959724         13.457712          472,313.4662
  01/01/2005    to  12/31/2005       13.457712         14.304925          355,196.8526
  01/01/2006    to  12/31/2006       14.304925         16.136462          303,858.9772
============   ==== ==========       =========         =========        ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  04/02/2001    to  12/31/2001        7.790814          7.293775           68,577.6242
  01/01/2002    to  12/31/2002        7.293775          5.177286          609,227.4429
  01/01/2003    to  12/31/2003        5.177286          6.666256        1,444,785.3500
  01/01/2004    to  12/31/2004        6.666256          7.110320        2,197,732.7570
  01/01/2005    to  12/31/2005        7.110320          7.943847        1,857,327.7344
  01/01/2006    to  12/31/2006        7.943847          7.678353        1,645,430.2590
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246771         10.621157                0.0000
  01/01/2006    to  12/31/2006       10.621157         11.135542          274,472.5365
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988644         10.322142                0.0000
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/02/2001    to  12/31/2001       13.959185         13.951241          211,867.7916
  01/01/2002    to  12/31/2002       13.951241         13.644245          961,841.5750
  01/01/2003    to  12/31/2003       13.644245         15.992320        1,990,206.6930
  01/01/2004    to  12/31/2004       15.992320         17.014558        1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558         16.986823        1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823         18.238141        1,217,495.8032
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/02/2001    to  12/31/2001       39.909345         41.312239          333,795.0812
  01/01/2002    to  12/31/2002       41.312239         33.272684        1,033,883.0189
  01/01/2003    to  12/31/2003       33.272684         42.786777        1,593,251.7660
  01/01/2004    to  12/31/2004       42.786777         47.407274        1,462,636.7260
  01/01/2005    to  12/31/2005       47.407274         48.215337        1,315,097.2795
  01/01/2006    to  12/31/2006       48.215337         55.863563        1,186,099.7281
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988644         10.460946            4,310.7289
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  04/02/2001    to  12/31/2001        8.739526          8.364799           41,049.8664
  01/01/2002    to  12/31/2002        8.364799          7.256874          522,387.8148
  01/01/2003    to  12/31/2003        7.256874          9.425479          874,528.2853
  01/01/2004    to  12/31/2004        9.425479         11.084222        1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222         12.698204        1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204         15.829203        1,407,133.1390
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT
  04/02/2001    to  12/31/2001       10.041611         10.134443           77,162.0693
  01/01/2002    to  12/31/2002       10.134443         10.077868          745,567.9878
  01/01/2003    to  12/31/2003       10.077868          9.955999          890,691.6762
  01/01/2004    to  12/31/2004        9.955999          9.855432          509,470.6728
  01/01/2005    to  04/30/2005        9.855432          9.860283            3,411.3696
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998644         12.812153          166,923.8607
  01/01/2005    to  12/31/2005       12.812153         14.277527          535,190.5442
  01/01/2006    to  12/31/2006       14.277527         19.322711          431,641.1974
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  04/02/2001    to  12/31/2001        8.579774          8.450379         135,716.3939
  01/01/2002    to  12/31/2002        8.450379          6.255898       1,116,165.0721
  01/01/2003    to  12/31/2003        6.255898          7.909106       2,898,933.3130
  01/01/2004    to  12/31/2004        7.909106          8.277517       2,529,877.5500
  01/01/2005    to  12/31/2005        8.277517          8.526290       1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290          9.025889       1,813,925.7357
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.418489       1,218,441.4730
  01/01/2004    to  12/31/2004       10.418489         11.170963         852,071.8889
  01/01/2005    to  12/31/2005       11.170963         11.141080         579,488.0413
  01/01/2006    to  12/31/2006       11.141080         11.001649         528,394.1723
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  04/02/2001    to  12/31/2001       10.075038         10.515687          72,154.0372
  01/01/2002    to  12/31/2002       10.515687         11.304919       2,135,803.4105
  01/01/2003    to  12/31/2003       11.304919         11.598744       3,129,998.9400
  01/01/2004    to  12/31/2004       11.598744         11.976661       2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661         12.045993       2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993         12.384722       2,757,324.6750
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  04/02/2001    to  12/31/2001        8.189120          8.050186          45,232.6746
  01/01/2002    to  12/31/2002        8.050186          6.270402         304,328.7950
  01/01/2003    to  12/31/2003        6.270402          7.668982         574,092.5202
  01/01/2004    to  11/19/2004        7.668982          7.860884         411,757.7047
============   ==== ==========       =========         =========       ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  04/02/2001    to  12/31/2001        6.761758          6.081488          63,122.0696
  01/01/2002    to  12/31/2002        6.081488          2.947164         248,653.0442
  01/01/2003    to  12/31/2003        2.947164          4.567923         384,195.3425
  01/01/2004    to  12/31/2004        4.567923          4.299219         486,242.6251
  01/01/2005    to  12/31/2005        4.299219          4.694924         368,658.4428
  01/01/2006    to  12/31/2006        4.694924          4.865207         307,457.7590
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  04/02/2001    to  12/31/2001        7.615046          8.220557         107,325.0956
  01/01/2002    to  12/31/2002        8.220557          4.525032         874,509.3435
  01/01/2003    to  12/31/2003        4.525032          6.081870       2,006,794.9600
  01/01/2004    to  12/31/2004        6.081870          7.048322       1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322          7.947436       1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436          8.299611       1,550,251.7051
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002    to  12/31/2002       10.000000          8.218733         262,587.9067
  01/01/2003    to  12/31/2003        8.218733         11.433062       1,022,632.1470
  01/01/2004    to  12/31/2004       11.433062         14.226210         749,621.5910
  01/01/2005    to  12/31/2005       14.226210         16.160130         675,892.4241
  01/01/2006    to  12/31/2006       16.160130         17.983664         622,328.8281
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998644         11.096411         160,260.3155
  01/01/2005    to  12/31/2005       11.096411         12.155042         124,124.2139
  01/01/2006    to  12/31/2006       12.155042         12.682656         117,467.0038
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998644         10.458340         233,041.5843
  01/01/2006    to  12/31/2006       10.458340         11.939126         432,481.7855
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.860067          9.947469         573,196.9846
  01/01/2006    to  12/31/2006        9.947469         10.230456         815,314.8727
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196756         10.136771         167,899.0385
  01/01/2002    to  12/31/2002       10.136771          8.320551       1,455,072.3987
  01/01/2003    to  12/31/2003        8.320551         10.699997       2,837,066.7900
  01/01/2004    to  12/31/2004       10.699997         11.802287       3,113,698.1630
  01/01/2005    to  12/31/2005       11.802287         12.786459       3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459         14.389697       3,004,904.4939
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.163646         11.924478          49,663.5375
  01/01/2002    to  12/31/2002       11.924478         10.665887         684,030.8054
  01/01/2003    to  12/31/2003       10.665887         13.883167       1,602,593.0700
  01/01/2004    to  12/31/2004       13.883167         14.973492       1,026,421.6470
  01/01/2005    to  12/31/2005       14.973492         16.158995         867,876.2326
  01/01/2006    to  12/31/2006       16.158995         17.830257         790,359.5308
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.615315         525,650.4510
  01/01/2003    to  12/31/2003        7.615315          9.714878       1,062,291.4680
  01/01/2004    to  12/31/2004        9.714878         10.409513         892,343.7227
  01/01/2005    to  12/31/2005       10.409513         11.625804         816,190.2397
  01/01/2006    to  12/31/2006       11.625804         11.724679         814,130.3729
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.843650           10,152.7946
  01/01/2002    to  12/31/2002       10.843650          8.264381          322,250.4764
  01/01/2003    to  12/31/2003        8.264381         10.395014          529,148.8849
  01/01/2004    to  12/31/2004       10.395014         11.275442          537,950.0067
  01/01/2005    to  12/31/2005       11.275442         11.578333          515,068.8129
  01/01/2006    to  12/31/2006       11.578333         13.121585          414,812.5866
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.393136         15.351902                0.0000
  01/01/2006    to  12/31/2006       15.351902         15.692541              943.5295
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.301164         10.687313          777,671.6506
  01/01/2005    to  12/31/2005       10.687313         11.604154          899,364.1233
  01/01/2006    to  12/31/2006       11.604154         12.972623          932,223.4427
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.101328         10.391330        3,996,359.1880
  01/01/2005    to  12/31/2005       10.391330         10.949726        5,127,061.1608
  01/01/2006    to  12/31/2006       10.949726         12.061156        5,254,087.6894
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.941459         10.107486          179,571.4468
  01/01/2005    to  12/31/2005       10.107486         10.387940          619,534.0776
  01/01/2006    to  12/31/2006       10.387940         11.099798          639,937.3383
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.241214         10.602224        3,727,116.6000
  01/01/2005    to  12/31/2005       10.602224         11.380836        5,704,736.6098
  01/01/2006    to  12/31/2006       11.380836         12.717038        5,940,772.0373
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.011402         10.227688        1,174,171.0680
  01/01/2005    to  12/31/2005       10.227688         10.645573        1,733,038.4828
  01/01/2006    to  12/31/2006       10.645573         11.543319        1,830,936.8523
============   ==== ==========       =========         =========        ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.707674         11.575448         303,307.8198
  01/01/2004    to  12/31/2004       11.575448         12.105739         468,862.0298
  01/01/2005    to  12/31/2005       12.105739         12.879664         362,246.6080
  01/01/2006    to  12/31/2006       12.879664         14.451878         329,252.6982
============   ==== ==========       =========         =========         ============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998562         11.943726         200,639.3919
  01/01/2005    to  12/31/2005       11.943726         13.208544         307,360.8379
  01/01/2006    to  12/31/2006       13.208544         15.016817         418,104.5508
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.751972         11.728055         502,035.9448
  01/01/2004    to  12/31/2004       11.728055         13.889348         733,353.6073
  01/01/2005    to  12/31/2005       13.889348         15.592262         643,962.4400
  01/01/2006    to  12/31/2006       15.592262         19.742895         742,984.0450
============   ==== ==========       =========         =========         ============
 LAZARD MID-CAP SUB-ACCOUNT
  05/01/2003    to  12/31/2003        9.728989         11.998433         263,550.1272
  01/01/2004    to  12/31/2004       11.998433         13.487739         224,052.4404
  01/01/2005    to  12/31/2005       13.487739         14.322557         160,332.2470
  01/01/2006    to  12/31/2006       14.322557         16.140250         154,272.9954
============   ==== ==========       =========         =========         ============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  05/01/2003    to  12/31/2003        5.505944          6.697139         707,471.8090
  01/01/2004    to  12/31/2004        6.697139          7.136100         781,225.4021
  01/01/2005    to  12/31/2005        7.136100          7.964706         525,101.1448
  01/01/2006    to  12/31/2006        7.964706          7.690836         495,540.0535
============   ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246575         10.619411               0.0000
  01/01/2006    to  12/31/2006       10.619411         11.122610          59,256.6729
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988562         10.315213           2,215.1197
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  05/01/2003    to  12/31/2003       14.697264         16.066264         652,133.2433
  01/01/2004    to  12/31/2004       16.066264         17.076098         685,346.9420
  01/01/2005    to  12/31/2005       17.076098         17.031269         537,149.8991
  01/01/2006    to  12/31/2006       17.031269         18.267637         542,621.3729
============   ==== ==========       =========         =========         ============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  05/01/2003    to  12/31/2003       34.555426         42.984805         334,537.2375
  01/01/2004    to  12/31/2004       42.984805         47.578964         429,989.9089
  01/01/2005    to  12/31/2005       47.578964         48.341721         351,515.8593
  01/01/2006    to  12/31/2006       48.341721         55.954181         341,504.5455
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988562         10.453918           3,471.4578
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        7.334391          9.469098         216,291.5659
  01/01/2004    to  12/31/2004        9.469098         11.124362         522,437.5979
  01/01/2005    to  12/31/2005       11.124362         12.727210         405,795.7495
  01/01/2006    to  12/31/2006       12.727210         15.829364         403,883.4304
============   ==== ==========       =========         =========       ==============
 MONEY MARKET SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.096666         10.002057         107,542.8246
  01/01/2004    to  12/31/2004       10.002057          9.891100         253,746.9493
  01/01/2005    to  04/30/2005        9.891100          9.892743               0.0000
============   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998562         12.803566         163,702.3876
  01/01/2005    to  12/31/2005       12.803566         14.253740         136,325.5664
  01/01/2006    to  12/31/2006       14.253740         19.271313         157,880.1882
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.545686          7.945738       1,199,037.8673
  01/01/2004    to  12/31/2004        7.945738          8.307522       1,304,920.5870
  01/01/2005    to  12/31/2005        8.307522          8.548668         994,431.8974
  01/01/2006    to  12/31/2006        8.548668          9.040556         971,145.3829
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.411529         736,447.3370
  01/01/2004    to  12/31/2004       10.411529         11.152314         986,886.9436
  01/01/2005    to  12/31/2005       11.152314         11.111391         778,414.1933
  01/01/2006    to  12/31/2006       11.111391         10.961391         713,291.4137
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003    to  12/31/2003       11.613154         11.652364         706,866.7231
  01/01/2004    to  12/31/2004       11.652364         12.019969         763,670.5952
  01/01/2005    to  12/31/2005       12.019969         12.077499         699,133.5903
  01/01/2006    to  12/31/2006       12.077499         12.404736         849,038.1120
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.425734          7.704481         135,372.7607
  01/01/2004    to  11/19/2004        7.704481          7.890285         166,048.9595
============   ==== ==========       =========         =========       ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003    to  12/31/2003        3.305316          4.589108         136,427.2265
  01/01/2004    to  12/31/2004        4.589108          4.314826         312,990.2164
  01/01/2005    to  12/31/2005        4.314826          4.707273         199,315.4728
  01/01/2006    to  12/31/2006        4.707273          4.873139         208,861.1208
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        4.758231          6.110051         711,884.3786
  01/01/2004    to  12/31/2004        6.110051          7.073886         539,705.6911
  01/01/2005    to  12/31/2005        7.073886          7.968314         522,229.9930
  01/01/2006    to  12/31/2006        7.968314          8.313116         501,887.7220
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.471513         11.454065         510,324.5346
  01/01/2004    to  12/31/2004       11.454065         14.238069         658,400.3957
  01/01/2005    to  12/31/2005       14.238069         16.157491         582,506.2236
  01/01/2006    to  12/31/2006       16.157491         17.962804         632,083.8801
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998562         11.088963         163,554.1683
  01/01/2005    to  12/31/2005       11.088963         12.134782         122,346.8702
  01/01/2006    to  12/31/2006       12.134782         12.648888         121,994.0982
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998562         10.451325          22,966.7521
  01/01/2006    to  12/31/2006       10.451325         11.919227          85,062.7874
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.892445          9.973519         458,380.6783
  01/01/2006    to  12/31/2006        9.973519         10.247024         687,210.1040
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.749521         812,394.0970
  01/01/2004    to  12/31/2004       10.749521         11.845032       1,387,014.0070
  01/01/2005    to  12/31/2005       11.845032         12.819984       1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984         14.413047       1,309,198.0454
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.947388         619,951.3971
  01/01/2004    to  12/31/2004       13.947388         15.027679         769,904.3927
  01/01/2005    to  12/31/2005       15.027679         16.201314         750,785.7937
  01/01/2006    to  12/31/2006       16.201314         17.859135         844,703.5159
============   ==== ==========       =========         =========       ==============

                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.732750           509,533.6949
  01/01/2004    to  12/31/2004        9.732750         10.418212           663,087.6564
  01/01/2005    to  12/31/2005       10.418212         11.623927           515,598.7796
  01/01/2006    to  12/31/2006       11.623927         11.711098           513,916.9419
============   ==== ==========       =========         =========        ===============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.428700           163,727.6214
  01/01/2004    to  12/31/2004       10.428700         11.300646           287,263.4410
  01/01/2005    to  12/31/2005       11.300646         11.591091           396,623.4327
  01/01/2006    to  12/31/2006       11.591091         13.120340           392,218.9338
============   ==== ==========       =========         =========        ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.232212         15.181339               490.4303
  01/01/2006    to  12/31/2006       15.181339         15.502724            25,596.8450
============   ==== ==========       =========         =========        ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.300629         10.685617           496,059.1309
  01/01/2005    to  12/31/2005       10.685617         11.590752           933,205.2691
  01/01/2006    to  12/31/2006       11.590752         12.944726         1,106,411.7940
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.100803         10.389680         3,598,348.2350
  01/01/2005    to  12/31/2005       10.389680         10.937077         7,366,079.1747
  01/01/2006    to  12/31/2006       10.937077         12.035216        10,524,181.7495
============   ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.940942         10.105881            89,756.6426
  01/01/2005    to  12/31/2005       10.105881         10.375938           551,207.4189
  01/01/2006    to  12/31/2006       10.375938         11.075921           918,626.7875
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.240681         10.600541         3,639,293.8540
  01/01/2005    to  12/31/2005       10.600541         11.367691         6,735,952.1977
  01/01/2006    to  12/31/2006       11.367691         12.689689         9,320,109.9604
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.010881         10.226064         1,315,354.3950
  01/01/2005    to  12/31/2005       10.226064         10.633274         2,644,268.1902
  01/01/2006    to  12/31/2006       10.633274         11.518490         3,520,388.0639
============   ==== ==========       =========         =========        ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         11.841568               60.8234
  01/01/2002    to  12/31/2002       11.841568          8.431404           49,027.0668
  01/01/2003    to  12/31/2003        8.431404         11.499598          381,795.2233
  01/01/2004    to  12/31/2004       11.499598         12.020385          597,576.0166
  01/01/2005    to  12/31/2005       12.020385         12.782480          817,804.6238
  01/01/2006    to  12/31/2006       12.782480         14.335678          626,501.9730
============   ==== ==========       =========         =========        ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998521         11.939720          269,252.5508
  01/01/2005    to  12/31/2005       11.939720         13.197536          349,356.2707
  01/01/2006    to  12/31/2006       13.197536         14.996823          366,355.5134
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.925670               10.0000
  01/01/2002    to  12/31/2002       10.925670          8.789245           23,744.1676
  01/01/2003    to  12/31/2003        8.789245         11.651185          614,792.3152
  01/01/2004    to  12/31/2004       11.651185         13.791399          844,731.6342
  01/01/2005    to  12/31/2005       13.791399         15.474588          837,023.8301
  01/01/2006    to  12/31/2006       15.474588         19.584134          745,520.9303
============   ==== ==========       =========         =========        ==============
 LAZARD MID-CAP SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.981256            1,158.6675
  01/01/2002    to  12/31/2002       10.981256          9.618604           12,911.9264
  01/01/2003    to  12/31/2003        9.618604         11.919827          422,071.7829
  01/01/2004    to  12/31/2004       11.919827         13.392661          368,115.1203
  01/01/2005    to  12/31/2005       13.392661         14.214507          308,960.7342
  01/01/2006    to  12/31/2006       14.214507         16.010503          278,322.4644
============   ==== ==========       =========         =========        ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  04/02/2001    to  12/31/2001        7.790426          7.285235            5,330.5546
  01/01/2002    to  12/31/2002        7.285235          5.163465           89,241.3611
  01/01/2003    to  12/31/2003        5.163465          6.638491          936,260.0392
  01/01/2004    to  12/31/2004        6.638491          7.070062        2,084,113.6850
  01/01/2005    to  12/31/2005        7.070062          7.887068        1,702,529.6789
  01/01/2006    to  12/31/2006        7.887068          7.612069        1,355,423.3051
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246477         10.618538           28,040.4414
  01/01/2006    to  12/31/2006       10.618538         11.116150          367,326.8825
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988521         10.311750              156.2923
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/02/2001    to  12/31/2001       13.958495         13.934910           41,643.4787
  01/01/2002    to  12/31/2002       13.934910         13.607857          183,438.0434
  01/01/2003    to  12/31/2003       13.607857         15.925780        1,026,911.4563
  01/01/2004    to  12/31/2004       15.925780         16.918301        1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301         16.865474        1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474         18.080789          883,966.3053
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/02/2001    to  12/31/2001       39.907383         41.263886           62,136.3978
  01/01/2002    to  12/31/2002       41.263886         33.183838          193,615.0006
  01/01/2003    to  12/31/2003       33.183838         42.608637          694,811.9466
  01/01/2004    to  12/31/2004       42.608637         47.138957          782,579.5836
  01/01/2005    to  12/31/2005       47.138957         47.870784          706,835.4937
  01/01/2006    to  12/31/2006       47.870784         55.381470          634,180.4254
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988521         10.450406            9,664.2596
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  04/02/2001    to  12/31/2001        8.739093          8.354994            2,838.0714
  01/01/2002    to  12/31/2002        8.354994          7.237479           78,810.0767
  01/01/2003    to  12/31/2003        7.237479          9.386204          329,880.9111
  01/01/2004    to  12/31/2004        9.386204         11.021453          907,434.3050
  01/01/2005    to  12/31/2005       11.021453         12.607434        1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434         15.680393        1,003,465.2248
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT
  04/02/2001    to  12/31/2001       10.041115         10.122589           10,516.7910
  01/01/2002    to  12/31/2002       10.122589         10.050994          226,239.9556
  01/01/2003    to  12/31/2003       10.050994          9.914562          253,610.2645
  01/01/2004    to  12/31/2004        9.914562          9.799660          229,972.3926
  01/01/2005    to  04/30/2005        9.799660          9.799690            2,245.9017
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998521         12.799274          214,119.3092
  01/01/2005    to  12/31/2005       12.799274         14.241861          441,658.2120
  01/01/2006    to  12/31/2006       14.241861         19.245665          320,390.7743
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  04/02/2001    to  12/31/2001        8.579351          8.440489           10,882.6021
  01/01/2002    to  12/31/2002        8.440489          6.239188          183,738.0480
  01/01/2003    to  12/31/2003        6.239188          7.876171        1,617,537.5980
  01/01/2004    to  12/31/2004        7.876171          8.230659        2,057,514.8250
  01/01/2005    to  12/31/2005        8.230659          8.465353        1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353          8.947983        1,528,712.0855
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.408048          905,824.8266
  01/01/2004    to  12/31/2004       10.408048         11.142998        1,303,099.0940
  01/01/2005    to  12/31/2005       11.142998         11.096573        1,077,939.2457
  01/01/2006    to  12/31/2006       11.096573         10.941314          951,956.8605
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  04/02/2001    to  12/31/2001       10.074541         10.503380            7,939.7406
  01/01/2002    to  12/31/2002       10.503380         11.274776          350,470.5383
  01/01/2003    to  12/31/2003       11.274776         11.550473        1,496,751.5824
  01/01/2004    to  12/31/2004       11.550473         11.908891        2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891         11.959923        1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923         12.277851        1,862,279.1932
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  04/02/2001    to  12/31/2001        8.188716          8.040755            3,993.1489
  01/01/2002    to  12/31/2002        8.040755          6.253646           38,626.0334
  01/01/2003    to  12/31/2003        6.253646          7.637036          224,000.1853
  01/01/2004    to  11/19/2004        7.637036          7.817754          212,619.4835
============   ==== ==========       =========         =========        ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  04/02/2001    to  12/31/2001        6.761420          6.074341            1,856.7190
  01/01/2002    to  12/31/2002        6.074341          2.939266           12,119.9922
  01/01/2003    to  12/31/2003        2.939266          4.548861          164,020.3205
  01/01/2004    to  12/31/2004        4.548861          4.274839          426,221.9721
  01/01/2005    to  12/31/2005        4.274839          4.661325          372,468.2153
  01/01/2006    to  12/31/2006        4.661325          4.823166          339,909.0895
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  04/02/2001    to  12/31/2001        7.614667          8.210931            6,367.6263
  01/01/2002    to  12/31/2002        8.210931          4.512937          148,563.8294
  01/01/2003    to  12/31/2003        4.512937          6.056532        1,269,649.0726
  01/01/2004    to  12/31/2004        6.056532          7.008410        1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410          7.890626        1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626          8.227961          894,709.4546
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002    to  12/31/2002       10.000000          8.210477           42,984.0519
  01/01/2003    to  12/31/2003        8.210477         11.404493          722,639.6064
  01/01/2004    to  12/31/2004       11.404493         14.169346          832,311.1906
  01/01/2005    to  12/31/2005       14.169346         16.071495          750,702.2762
  01/01/2006    to  12/31/2006       16.071495         17.858290          704,913.6963
============   ==== ==========       =========         =========        ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998521         11.085242          190,130.9966
  01/01/2005    to  12/31/2005       11.085242         12.124664          136,071.5114
  01/01/2006    to  12/31/2006       12.124664         12.632037          137,547.2820
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998521         10.447819           73,067.2632
  01/01/2006    to  12/31/2006       10.447819         11.909290          147,636.9975
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.799354          9.876390          447,409.0187
  01/01/2006    to  12/31/2006        9.876390         10.142173          864,570.9573
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196255         10.124913           16,457.1567
  01/01/2002    to  12/31/2002       10.124913          8.298345          202,643.9669
  01/01/2003    to  12/31/2003        8.298345         10.655482        1,474,369.6395
  01/01/2004    to  12/31/2004       10.655482         11.735525        2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525         12.695134        2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134         14.265570        1,861,949.3347
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.163146         11.910526            5,807.5593
  01/01/2002    to  12/31/2002       11.910526         10.637413          108,947.6561
  01/01/2003    to  12/31/2003       10.637413         13.825385          790,096.7979
  01/01/2004    to  12/31/2004       13.825385         14.888758          751,116.7984
  01/01/2005    to  12/31/2005       14.888758         16.043544          672,683.9022
  01/01/2006    to  12/31/2006       16.043544         17.676407          585,909.8382
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.607663          116,797.5739
  01/01/2003    to  12/31/2003        7.607663          9.690594          693,976.7877
  01/01/2004    to  12/31/2004        9.690594         10.367887        1,013,673.3400
  01/01/2005    to  12/31/2005       10.367887         11.562016          829,752.7829
  01/01/2006    to  12/31/2006       11.562016         11.642913          734,085.5057
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.839954           16,945.1694
  01/01/2002    to  12/31/2002       10.839954          8.249162           58,698.7199
  01/01/2003    to  12/31/2003        8.249162         10.360344          175,602.3744
  01/01/2004    to  12/31/2004       10.360344         11.220948          238,445.5579
  01/01/2005    to  12/31/2005       11.220948         11.505159          288,646.7270
  01/01/2006    to  12/31/2006       11.505159         13.019175          345,337.9029
============   ==== ==========       =========         =========       ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.152382         15.096769                0.0000
  01/01/2006    to  12/31/2006       15.096769         15.408678           12,178.5029
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.300361         10.684769          770,710.4046
  01/01/2005    to  12/31/2005       10.684769         11.584057        1,453,588.0931
  01/01/2006    to  12/31/2006       11.584057         12.930800        1,628,008.7238
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.100540         10.388855        4,952,534.8100
  01/01/2005    to  12/31/2005       10.388855         10.930758       10,550,036.2918
  01/01/2006    to  12/31/2006       10.930758         12.022266       13,290,375.5830
============   ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.940683         10.105078           98,200.4986
  01/01/2005    to  12/31/2005       10.105078         10.369941          410,833.9250
  01/01/2006    to  12/31/2006       10.369941         11.064002          614,186.3552
============   ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.240415         10.599700        4,070,272.4060
  01/01/2005    to  12/31/2005       10.599700         11.361125        8,659,604.2002
  01/01/2006    to  12/31/2006       11.361125         12.676036       11,369,186.8771
============   ==== ==========       =========         =========       ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.010620         10.225252        1,018,815.0550
  01/01/2005    to  12/31/2005       10.225252         10.627130        2,765,842.5590
  01/01/2006    to  12/31/2006       10.627130         11.506096        3,802,320.2469
============   ==== ==========       =========         =========       ===============

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2006. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





CLASS AA





                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2001    to  12/31/2001       12.636353          9.553604         664,625.8199
  01/01/2002    to  12/31/2002        9.553604          7.944031         568,164.5820
  01/01/2003    to  12/31/2003        7.944031         10.110304         476,838.2297
  01/01/2004    to  12/31/2004       10.110304         12.362600         396,902.1394
  01/01/2005    to  12/31/2005       12.362600         14.376903          66,070.9012
  01/01/2006    to  12/31/2006       14.376903         18.180489          68,472.2828
============   ==== ==========       =========         =========       ==============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002        9.707071          7.929173           3,117.1889
  01/01/2003    to  12/31/2003        7.929173         10.055097          24,060.5342
  01/01/2004    to  12/31/2004       10.055097         12.265257          28,590.1629
  01/01/2005    to  12/31/2005       12.265257         14.236421         205,094.0893
  01/01/2006    to  12/31/2006       14.236421         17.953306         159,703.7512
============   ==== ==========       =========         =========       ==============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897         11.141971          22,278.9642
  01/01/2002    to  12/31/2002       11.141971          9.102437          87,919.7110
  01/01/2003    to  12/31/2003        9.102437         11.671358         229,135.5001
  01/01/2004    to  12/31/2004       11.671358         12.801496         332,212.3641
  01/01/2005    to  12/31/2005       12.801496         13.327240         226,031.4563
  01/01/2006    to  12/31/2006       13.327240         15.761654         215,478.7936
============   ==== ==========       =========         =========       ==============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
  04/10/2001    to  12/31/2001        6.977784          6.977321         211,020.5218
  01/01/2002    to  12/31/2002        6.977321          6.870187         757,442.5011
  01/01/2003    to  12/31/2003        6.870187         10.364889       1,383,424.3135
  01/01/2004    to  12/31/2004       10.364889         12.746084       1,614,795.1460
  01/01/2005    to  12/31/2005       12.746084         16.016930       1,419,387.9749
  01/01/2006    to  12/31/2006       16.016930         20.231568         989,345.1918
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602          8.918168         124,344.3071
  01/01/2002    to  12/31/2002        8.918168          7.161705         343,127.8534
  01/01/2003    to  12/31/2003        7.161705          9.337160         888,830.8003
  01/01/2004    to  12/31/2004        9.337160         10.912970       2,184,812.2340
  01/01/2005    to  12/31/2005       10.912970         11.856027       2,233,624.4401
  01/01/2006    to  12/31/2006       11.856027         14.198986       1,712,855.8537
============   ==== ==========       =========         =========       ==============
 GOLDMAN SACHS VARIABLE INSURANCE TRUST
 GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
  01/01/2001    to  12/31/2001       11.317860         11.732665         128,180.2900
  01/01/2002    to  04/25/2002       11.732665         11.704773               0.0000
============   ==== ==========       =========         =========       ==============
 GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
  01/01/2001    to  12/31/2001        6.512676          4.259904         224,343.7457
  01/01/2002    to  04/25/2002        4.259904          3.441767               0.0000
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  01/01/2001    to  12/31/2001       14.746962         11.183281       3,737,753.9281
  01/01/2002    to  12/31/2002       11.183281          8.341693       3,126,907.2250
  01/01/2003    to  12/31/2003        8.341693         10.654094       2,649,822.8147
  01/01/2004    to  12/31/2004       10.654094         11.201681       2,158,508.7430
  01/01/2005    to  12/31/2005       11.201681         12.022461         302,133.2442
  01/01/2006    to  12/31/2006       12.022461         12.602674         262,539.9468
============   ==== ==========       =========         =========       ==============
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002       10.501043          8.332567          23,673.5293
  01/01/2003    to  12/31/2003        8.332567         10.614723          47,106.1997
  01/01/2004    to  12/31/2004       10.614723         11.129593          50,240.5099
  01/01/2005    to  12/31/2005       11.129593         11.916798          52,869.8159
  01/01/2006    to  12/31/2006       11.916798         12.463475          48,572.8375
============   ==== ==========       =========         =========       ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.425372         13.000440       2,020,100.7834
  01/01/2006    to  12/31/2006       13.000440         14.638413       1,486,644.8875
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        7.390419          8.041413         339,261.6011
  01/01/2002    to  12/31/2002        8.041413          5.407779       1,715,155.3382
  01/01/2003    to  12/31/2003        5.407779          7.115415       3,402,205.5545
  01/01/2004    to  12/31/2004        7.115415          7.451877       4,158,138.6440
  01/01/2005    to  04/30/2005        7.451877          6.399259               0.0000
============   ==== ==========       =========         =========       ==============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  09/30/2005    to  12/31/2005       10.000000         10.130031         177,567.9882
  01/01/2006    to  12/31/2006       10.130031         11.160973         628,400.9759
============   ==== ==========       =========         =========       ==============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
  09/30/2005    to  12/31/2005       10.000000         10.168205         536,049.7619
  01/01/2006    to  12/31/2006       10.168205         11.415778         998,190.3026
============   ==== ==========       =========         =========       ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001       13.360301         12.767316         470,072.5692
  01/01/2002    to  12/31/2002       12.767316          8.706807       2,113,730.7035
  01/01/2003    to  12/31/2003        8.706807         10.592078       4,554,054.0816
  01/01/2004    to  04/30/2004       10.592078         10.484133       5,323,210.0380
============   ==== ==========       =========         =========       ==============
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.140791          82,635.2154
  01/01/2002    to  12/31/2002       17.140791         12.656819         155,704.3180
  01/01/2003    to  04/25/2003       12.656819         13.147480         160,967.6375
============   ==== ==========       =========         =========       ==============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.512950          55,985.1519
  01/01/2002    to  12/31/2002       10.512950          8.654755          90,565.8220
  01/01/2003    to  04/25/2003        8.654755          8.409175          92,264.6800
============   ==== ==========       =========         =========       ==============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.042663         13.402074         227,671.1262
  01/01/2002    to  12/31/2002       13.402074         14.351445       1,148,656.5980
  01/01/2003    to  12/31/2003       14.351445         14.683714       2,203,544.5312
  01/01/2004    to  11/19/2004       14.683714         15.066905       2,618,055.6020
============   ==== ==========       =========         =========       ==============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       14.909620         15.718285         179,467.1331
  01/01/2002    to  12/31/2002       15.718285         11.496546         291,787.8619
  01/01/2003    to  12/31/2003       11.496546         15.100620         313,107.6457
  01/01/2004    to  11/19/2004       15.100620         16.257344         316,894.3682
============   ==== ==========       =========         =========       ==============

                         1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        6.604499          7.177933         6,485,668.7830
  01/01/2005    to  12/31/2005        7.177933          8.039394         5,443,794.3614
  01/01/2006    to  12/31/2006        8.039394          7.790114         4,535,165.1771
============   ==== ==========       =========         =========         ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.029498         10.343215           375,683.8983
  01/01/2002    to  12/31/2002       10.343215          8.041738           989,541.2319
  01/01/2003    to  12/31/2003        8.041738          9.661587           998,112.4129
  01/01/2004    to  12/31/2004        9.661587         10.586787           717,032.4947
  01/01/2005    to  12/31/2005       10.586787         11.173251           608,315.1598
  01/01/2006    to  12/31/2006       11.173251         12.416839           485,878.7345
============   ==== ==========       =========         =========         ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       16.252965         17.331204            36,833.2372
  01/01/2005    to  12/31/2005       17.331204         17.400043            31,739.2252
  01/01/2006    to  12/31/2006       17.400043         18.763978            22,140.1477
============   ==== ==========       =========         =========         ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT))
  01/01/2001    to  12/31/2001        8.811079          7.395337           468,387.8616
  01/01/2002    to  12/31/2002        7.395337          7.198007           323,299.5294
  01/01/2003    to  12/31/2003        7.198007          8.875049           276,076.0951
  01/01/2004    to  04/30/2004        8.875049          9.011550           264,373.3047
============   ==== ==========       =========         =========         ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.960333         13.978494           427,018.4732
  01/01/2002    to  12/31/2002       13.978494         13.705136         1,393,924.5153
  01/01/2003    to  12/31/2003       13.705136         16.103871         2,032,567.5116
  01/01/2004    to  12/31/2004       16.103871         17.176230         1,932,491.2300
  01/01/2005    to  12/31/2005       17.176230         17.191034         3,219,591.4477
  01/01/2006    to  12/31/2006       17.191034         18.503458         2,724,436.6780
============   ==== ==========       =========         =========         ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        9.733531          9.539603           122,703.2376
  01/01/2002    to  12/31/2002        9.539603          9.625843           987,234.4373
  01/01/2003    to  12/31/2003        9.625843         11.172186         2,171,798.1162
  01/01/2004    to  12/31/2004       11.172186         11.988395         2,362,004.2980
  01/01/2005    to  04/30/2005       11.988395         11.606763                 0.0000
============   ==== ==========       =========         =========         ==============

                                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                            NUMBER OF
                                    ACCUMULATION      ACCUMULATION        ACCUMULATION
                                   UNIT VALUE AT     UNIT VALUE AT           UNITS
                                    BEGINNING OF         END OF          OUTSTANDING AT
                                       PERIOD            PERIOD          END OF PERIOD
                                  ---------------   ---------------   -------------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   04/26/2001   to  12/31/2001       10.000000          9.025089             3,202.8283
   01/01/2002   to  12/31/2002        9.025089          9.193222            20,904.6195
   01/01/2003   to  12/31/2003        9.193222         11.490888            47,749.3763
   01/01/2004   to  12/31/2004       11.490888         12.393944            50,126.3988
   01/01/2005   to  04/30/2005       12.393944         11.919231                 0.0000
=============  ==== ==========       =========         =========        ===============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT
   04/02/2001   to  12/31/2001        9.170160         10.607266           100,477.5549
   01/01/2002   to  12/31/2002       10.607266          7.412032           253,970.1795
   01/01/2003   to  04/25/2003        7.412032          7.526499           250,998.5575
=============  ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
   05/01/2004   to  12/31/2004       43.409333         48.171871        17,755,835.6527
   01/01/2005   to  12/31/2005       48.171871         49.250312           663,334.8802
   01/01/2006   to  12/31/2006       49.250312         57.322718           549,747.6577
=============  ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
   01/01/2001   to  12/31/2001       14.080792         12.153563         6,321,722.1292
   01/01/2002   to  12/31/2002       12.153563          8.357993         5,277,323.5450
   01/01/2003   to  12/31/2003        8.357993         10.308953         4,466,130.8709
   01/01/2004   to  04/30/2004       10.308953         10.119601           607,173.0361
=============  ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
   01/01/2001   to  12/31/2001        9.096785          8.223442         2,575,460.0844
   01/01/2002   to  12/31/2002        8.223442          6.538203         4,965,326.8122
   01/01/2003   to  12/31/2003        6.538203          8.339884         6,117,756.3340
   01/01/2004   to  04/30/2004        8.339884          8.419097         5,747,783.6630
=============  ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
   01/01/2001   to  12/31/2001        9.680632          8.656980           687,415.6274
   01/01/2002   to  12/31/2002        8.656980          7.568604           578,096.8354
   01/01/2003   to  12/31/2003        7.568604          9.281577           476,521.2632
   01/01/2004   to  04/30/2004        9.281577          9.460724           455,443.1368
=============  ==== ==========       =========         =========        ===============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   04/02/2001   to  12/31/2001       39.912615         41.392944         684,910.9575
   01/01/2002   to  12/31/2002       41.392944         33.421284       1,901,887.6773
   01/01/2003   to  12/31/2003       33.421284         43.085314       2,623,558.9144
   01/01/2004   to  12/31/2004       43.085314         47.857828       3,301,798.7060
   01/01/2005   to  12/31/2005       47.857828         48.795052       3,001,774.1986
   01/01/2006   to  12/31/2006       48.795052         56.676303       2,604,255.8159
=============  ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SERIES SUB-ACCOUNT (SERIES II))
   05/01/2002   to  12/31/2002       10.833047          8.340204          36,078.3700
   01/01/2003   to  12/31/2003        8.340204         10.266421          72,957.4716
   01/01/2004   to  04/30/2004       10.266421         10.067069          77,912.3154
=============  ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001   to  12/31/2001       10.000000          9.976213          13,032.8241
   01/01/2002   to  12/31/2002        9.976213          8.563449          49,381.0843
   01/01/2003   to  12/31/2003        8.563449         10.847816          65,970.9174
   01/01/2004   to  04/30/2004       10.847816         10.875436          62,220.8926
=============  ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   04/12/2001   to  12/31/2001       11.957464         12.232460         244,139.7749
   01/01/2002   to  12/31/2002       12.232460         10.637552         788,350.8203
   01/01/2003   to  12/31/2003       10.637552         13.127728       1,149,118.8134
   01/01/2004   to  04/30/2004       13.127728         13.339526       1,161,540.2930
=============  ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
   04/10/2001   to  12/31/2001       12.663647         12.763839          10,596.6848
   01/01/2002   to  12/31/2002       12.763839         10.622335          24,008.7465
   01/01/2003   to  12/31/2003       10.622335         13.876698          26,033.6282
   01/01/2004   to  04/30/2004       13.876698         13.962049          25,795.2714
=============  ==== ==========       =========         =========       ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
   05/01/2004   to  12/31/2004       20.447743         23.866772         231,213.3040
   01/01/2005   to  12/31/2005       23.866772         25.484343         195,146.9237
   01/01/2006   to  12/31/2006       25.484343         28.270682         160,298.5746
=============  ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  01/01/2001    to  12/31/2001       11.163438         12.429283         899,400.7731
  01/01/2002    to  12/31/2002       12.429283         10.709523         859,930.0905
  01/01/2003    to  12/31/2003       10.709523         13.619029         725,841.1692
  01/01/2004    to  04/30/2004       13.619029         14.047055         695,955.1376
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.457790         428,822.3630
  01/01/2002    to  12/31/2002       17.457790         15.565227       1,485,451.0428
  01/01/2003    to  12/31/2003       15.565227         19.320918       2,509,611.0808
  01/01/2004    to  12/31/2004       19.320918         23.719979       3,321,767.9430
  01/01/2005    to  12/31/2005       23.719979         25.273416       3,241,302.0816
  01/01/2006    to  12/31/2006       25.273416         27.957521       2,755,632.5016
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.799014         11.267259          25,779.3696
  01/01/2005    to  12/31/2005       11.267259         12.974461          18,054.0106
  01/01/2006    to  12/31/2006       12.974461         16.237795          16,068.5701
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  01/01/2001    to  12/31/2001       10.265271          7.187549          78,823.1006
  01/01/2002    to  12/31/2002        7.187549          5.643647          85,518.4811
  01/01/2003    to  12/31/2003        5.643647          6.929297          88,768.6490
  01/01/2004    to  04/30/2004        6.929297          6.999389          86,959.4433
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
  01/01/2001    to  12/31/2001       12.719406         10.298309          76,277.2694
  01/01/2002    to  12/31/2002       10.298309          8.432185          68,348.4747
  01/01/2003    to  12/31/2003        8.432185         12.039793          54,028.1114
  01/01/2004    to  04/30/2004       12.039793         12.099773          50,513.0534
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CALSS A))
  01/01/2001    to  12/31/2001       12.693239          9.740698         272,431.4752
  01/01/2002    to  12/31/2002        9.740698          7.843897         226,679.7492
  01/01/2003    to  12/31/2003        7.843897         10.480095         190,302.6307
  01/01/2004    to  04/30/2004       10.480095         10.233746         176,044.3622
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000          8.381159            1,897.7385
  01/01/2002    to  12/31/2002        8.381159          7.289280          169,447.2031
  01/01/2003    to  12/31/2003        7.289280          9.491245          391,993.5801
  01/01/2004    to  12/31/2004        9.491245         11.189560        2,178,119.1040
  01/01/2005    to  12/31/2005       11.189560         12.850864        3,625,590.6882
  01/01/2006    to  12/31/2006       12.850864         16.047013        2,795,017.9181
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       10.870934          9.723656            4,080.5123
  01/01/2002    to  12/31/2002        9.723656          8.281257            8,940.5821
  01/01/2003    to  12/31/2003        8.281257         10.878096           13,558.6698
  01/01/2004    to  04/30/2004       10.878096         10.787203           11,705.2893
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       14.406299         12.931708          300,519.6759
  01/01/2002    to  12/31/2002       12.931708         10.498595        1,411,610.8134
  01/01/2003    to  12/31/2003       10.498595         13.306143        2,339,969.8435
  01/01/2004    to  12/31/2004       13.306143         15.245624        1,501,358.5670
  01/01/2005    to  04/30/2005       15.245624         14.807213            1,071.7993
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001        7.574525          6.129472          166,195.8488
  01/01/2002    to  12/31/2002        6.129472          4.918752          672,005.5566
  01/01/2003    to  12/31/2003        4.918752          6.185145          879,926.4693
  01/01/2004    to  04/30/2004        6.185145          6.288503          800,827.6680
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000         10.154282          279,466.3573
  01/01/2002    to  12/31/2002       10.154282         10.122875          703,780.8875
  01/01/2003    to  12/31/2003       10.122875         10.025490          721,421.2419
  01/01/2004    to  12/31/2004       10.025490          9.949131          552,205.4002
  01/01/2005    to  04/30/2005        9.949131          9.962144                0.0000
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.486848         14.337160        1,826,252.7164
  01/01/2006    to  12/31/2006       14.337160         19.451786        1,361,142.4992
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
  04/24/2001    to  12/31/2001        9.045983         10.192752         204,885.1247
  01/01/2002    to  12/31/2002       10.192752         10.282946         800,975.3838
  01/01/2003    to  12/31/2003       10.282946         14.097215       1,555,852.4391
  01/01/2004    to  12/31/2004       14.097215         18.804577       1,452,691.2700
  01/01/2005    to  04/30/2005       18.804577         18.035334               0.0000
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.869183          8.356218       1,766,428.8260
  01/01/2005    to  12/31/2005        8.356218          8.628835       1,478,265.5863
  01/01/2006    to  12/31/2006        8.628835          9.157247       1,425,858.4507
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.945879          8.832633         254,256.3486
  01/01/2002    to  12/31/2002        8.832633          7.238554         958,736.0587
  01/01/2003    to  12/31/2003        7.238554          8.624669       1,259,758.8321
  01/01/2004    to  04/30/2004        8.624669          8.667666       1,185,779.5740
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.119154          7.869049           9,417.5072
  01/01/2002    to  12/31/2002        7.869049          5.996300          19,710.4356
  01/01/2003    to  12/31/2003        5.996300          7.291438          16,449.6681
  01/01/2004    to  04/30/2004        7.291438          7.202509          16,315.5738
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.749005         10.837961          22,977.1182
  01/01/2002    to  12/31/2002       10.837961          8.045246          62,932.0995
  01/01/2003    to  12/31/2003        8.045246          9.866625          81,893.8742
  01/01/2004    to  04/30/2004        9.866625         10.053375          74,479.0637
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000         10.536235           4,043.6868
  01/01/2002    to  12/31/2002       10.536235         11.355362       1,422,743.2633
  01/01/2003    to  12/31/2003       11.355362         11.679662       4,213,613.6020
  01/01/2004    to  12/31/2004       11.679662         12.090485       8,369,717.8160
  01/01/2005    to  12/31/2005       12.090485         12.190831       8,039,498.1810
  01/01/2006    to  12/31/2006       12.190831         12.564918       6,897,540.2797
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.031953         14.261437           15,163.7089
  01/01/2002    to  12/31/2002       14.261437         11.082847           74,302.4014
  01/01/2003    to  12/31/2003       11.082847         14.019403           76,164.4938
  01/01/2004    to  12/31/2004       14.019403         16.357674           73,351.1346
  01/01/2005    to  12/31/2005       16.357674         17.709541           73,011.7709
  01/01/2006    to  12/31/2006       17.709541         20.017152           83,759.6956
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.336384          7.192372        2,294,962.3868
  01/01/2005    to  12/31/2005        7.192372          8.147300        1,318,451.0896
  01/01/2006    to  12/31/2006        8.147300          8.561663        1,086,644.0805
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  01/01/2001    to  12/31/2001       10.595514          7.201833        1,301,751.6550
  01/01/2002    to  12/31/2002        7.201833          4.836232        2,583,488.0748
  01/01/2003    to  12/31/2003        4.836232          6.572879        3,018,591.2157
  01/01/2004    to  04/30/2004        6.572879          6.709481        2,829,368.7470
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000          8.236645            2,342.3926
  01/01/2002    to  12/31/2002        8.236645          4.545270          267,097.9707
  01/01/2003    to  12/31/2003        4.545270          6.124338        1,964,182.1293
  01/01/2004    to  12/31/2004        6.124338          7.115346        3,539,464.2130
  01/01/2005    to  12/31/2005        7.115346          8.043025        3,405,275.2625
  01/01/2006    to  12/31/2006        8.043025          8.420410        2,544,871.5675
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       15.238612         18.076806           26,076.7492
  01/01/2006    to  12/31/2006       18.076806         20.211912           25,895.7423
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  01/01/2001    to  12/31/2001        9.104133         10.580230          524,101.3734
  01/01/2002    to  12/31/2002       10.580230          9.248856          495,020.3430
  01/01/2003    to  12/31/2003        9.248856         12.953750          407,422.1638
  01/01/2004    to  12/31/2004       12.953750         16.097777          245,905.0906
  01/01/2005    to  04/30/2005       16.097777         15.119831                0.0000
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.987410         14.321488          434,544.6311
  01/01/2005    to  12/31/2005       14.321488         16.308935          459,884.6753
  01/01/2006    to  12/31/2006       16.308935         18.194563          431,706.3766
============   ==== ==========       =========         =========        ==============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                            NUMBER OF
                                     ACCUMULATION      ACCUMULATION       ACCUMULATION
                                    UNIT VALUE AT     UNIT VALUE AT           UNITS
                                     BEGINNING OF         END OF         OUTSTANDING AT
                                        PERIOD            PERIOD          END OF PERIOD
                                   ---------------   ---------------   ------------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCE BERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001   to  12/31/2001       10.000000         11.095691            3,339.2222
   01/01/2002   to  12/31/2002       11.095691         10.244108           98,594.9201
   01/01/2003   to  12/31/2003       10.244108         14.232675          105,701.2670
   01/01/2004   to  04/30/2004       14.232675         14.431880           98,651.0785
=============  ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005        9.998849         10.475896          751,080.0917
   01/01/2006   to  12/31/2006       10.475896         11.989012          861,814.3818
=============  ==== ==========       =========         =========        ==============
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   02/12/2001   to  12/31/2001       10.000000          8.819461          259,338.4711
   01/01/2002   to  12/31/2002        8.819461          6.573580          789,242.1568
   01/01/2003   to  12/31/2003        6.573580          8.796747        1,233,438.8121
   01/01/2004   to  12/31/2004        8.796747          9.753649        1,238,844.2210
   01/01/2005   to  12/31/2005        9.753649         10.059071        1,164,618.2058
   01/01/2006   to  12/31/2006       10.059071         10.749914        1,049,935.9085
=============  ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004   to  12/31/2004       44.685034         44.856392           25,707.9972
   01/01/2005   to  12/31/2005       44.856392         45.187527          183,962.7720
   01/01/2006   to  12/31/2006       45.187527         46.404498          181,627.5359
=============  ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005   to  12/31/2005        9.962131         10.067108          652,838.7189
   01/01/2006   to  12/31/2006       10.067108         10.379339        1,054,558.9146
=============  ==== ==========       =========         =========        ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       16.111298         18.125728          158,294.5766
   01/01/2005   to  12/31/2005       18.125728         18.573296          100,960.2315
   01/01/2006   to  12/31/2006       18.573296         21.327353           60,098.7036
=============  ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002   to  12/31/2002       10.000000          7.816345          798,167.6789
   01/01/2003   to  12/31/2003        7.816345         10.593988        1,666,013.0533
   01/01/2004   to  12/31/2004       10.593988         11.387381        2,566,299.7340
   01/01/2005   to  12/31/2005       11.387381         11.847505        1,826,997.9310
   01/01/2006   to  12/31/2006       11.847505         12.832183        1,736,516.9146
=============  ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197594         10.156586            7,447.8775
  01/01/2002    to  12/31/2002       10.156586          8.357717          735,007.2177
  01/01/2003    to  12/31/2003        8.357717         10.774657        3,185,276.8997
  01/01/2004    to  12/31/2004       10.774657         11.914458        5,312,009.6480
  01/01/2005    to  12/31/2005       11.914458         12.940186        4,852,874.0005
  01/01/2006    to  12/31/2006       12.940186         14.599039        3,840,149.6721
============   ==== ==========       =========         =========        ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         12.622994          739,828.4544
  01/01/2004    to  12/31/2004       12.622994         14.684894          587,560.4483
  01/01/2005    to  12/31/2005       14.684894         17.028072          487,634.3940
  01/01/2006    to  12/31/2006       17.028072         19.516872          369,894.8808
============   ==== ==========       =========         =========        ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        8.810810          9.755269          127,353.6873
  01/01/2005    to  12/31/2005        9.755269         10.042441          735,246.9211
  01/01/2006    to  12/31/2006       10.042441         10.865781          620,468.0717
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.642010         10.479270        1,028,049.0500
  01/01/2005    to  12/31/2005       10.479270         11.732904        1,115,239.5596
  01/01/2006    to  12/31/2006       11.732904         11.862235          943,781.8552
============   ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.894299         11.701349          275,851.6003
  01/01/2006    to  12/31/2006       11.701349         13.294095          522,238.3038
============   ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.158267          7.968599           32,651.1748
  01/01/2002    to  12/31/2002        7.968599          6.085947          174,269.1924
  01/01/2003    to  12/31/2003        6.085947          7.685052          201,622.2139
  01/01/2004    to  12/31/2004        7.685052          8.362426          181,142.3401
  01/01/2005    to  04/30/2005        8.362426          7.978882                0.0000
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.286021          908,439.4110
  01/01/2003    to  12/31/2003        8.286021          9.930208        3,162,560.7085
  01/01/2004    to  12/31/2004        9.930208         10.885772        2,691,165.1000
  01/01/2005    to  12/31/2005       10.885772         11.475744        2,311,782.1769
  01/01/2006    to  04/30/2006       11.475744         11.993749        2,261,675.0287
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
   05/01/2003   to  12/31/2003       10.000000         11.829026           10,592.5583
   01/01/2004   to  04/30/2004       11.829026         12.045271           13,923.2996
=============  ==== ==========       =========         =========        ==============
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001   to  12/31/2001       10.665345         10.940184              504.5948
   01/01/2002   to  12/31/2002       10.940184         11.671485          137,980.9734
   01/01/2003   to  12/31/2003       11.671485         12.671349          314,750.3569
   01/01/2004   to  04/30/2004       12.671349         12.638233          364,310.2992
=============  ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       11.166965         12.100728        1,338,176.4990
   01/01/2005   to  12/31/2005       12.100728         12.688022        1,530,014.4041
   01/01/2006   to  12/31/2006       12.688022         14.123929        2,804,771.9465
=============  ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001   to  12/31/2001       13.158597         11.968714           15,406.7849
   01/01/2002   to  12/31/2002       11.968714          7.806484           40,564.8040
   01/01/2003   to  12/31/2003        7.806484         10.002331           48,755.9924
   01/01/2004   to  04/30/2004       10.002331         10.208412           62,392.8496
=============  ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   04/26/2001   to  12/31/2001       14.011787         12.611329           29,837.9572
   01/01/2002   to  12/31/2002       12.611329          8.668190          122,981.1768
   01/01/2003   to  12/31/2003        8.668190         11.329334          690,704.2854
   01/01/2004   to  12/31/2004       11.329334         11.520218        2,611,367.7920
   01/01/2005   to  12/31/2005       11.520218         11.985630        2,727,644.5888
   01/01/2006   to  04/30/2006       11.985630         12.521875        2,788,548.2197
=============  ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       12.381520         13.200126          322,317.8493
   01/01/2005   to  12/31/2005       13.200126         14.411949          294,096.7410
   01/01/2006   to  12/31/2006       14.411949         14.727785          257,991.3721
=============  ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001   to  12/31/2001       11.207439         12.198150           68,610.0538
   01/01/2002   to  12/31/2002       12.198150          8.578154          166,184.2882
   01/01/2003   to  12/31/2003        8.578154         11.609599          314,450.3439
   01/01/2004   to  04/30/2004       11.609599         11.828180          369,411.1199
=============  ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.657531         19.779469         182,828.0641
  01/01/2005    to  12/31/2005       19.779469         20.004902         163,369.5918
  01/01/2006    to  12/31/2006       20.004902         20.679426         141,622.4557
============   ==== ==========       =========         =========       ==============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001    to  12/31/2001        9.854942          9.953420          23,694.7972
  01/01/2002    to  12/31/2002        9.953420          9.698219          78,750.4652
  01/01/2003    to  12/31/2003        9.698219         11.756845         290,447.0466
  01/01/2004    to  12/31/2004       11.756845         12.701643         211,259.0596
  01/01/2005    to  12/31/2005       12.701643         13.042286         389,208.3496
  01/01/2006    to  12/31/2006       13.042286         14.032539         408,676.3055
============   ==== ==========       =========         =========       ==============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001    to  12/31/2001       10.618205         11.348021         114,552.9515
  01/01/2002    to  12/31/2002       11.348021         11.980090         614,958.0299
  01/01/2003    to  12/31/2003       11.980090         12.091203         774,342.9061
  01/01/2004    to  12/31/2004       12.091203         12.141475         565,202.1121
  01/01/2005    to  12/31/2005       12.141475         12.094474         445,701.1339
  01/01/2006    to  12/31/2006       12.094474         12.401200         394,133.7153
============   ==== ==========       =========         =========       ==============
 PIMCO VIT STOCKPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001    to  12/31/2001        9.198094          8.109327          51,653.2951
  01/01/2002    to  12/31/2002        8.109327          6.379619          72,979.0479
  01/01/2003    to  12/31/2003        6.379619          8.202163          97,924.9792
  01/01/2004    to  12/31/2004        8.202163          8.962166         123,414.0107
  01/01/2005    to  12/31/2005        8.962166          9.146194          78,777.9577
  01/01/2006    to  12/31/2006        9.146194         10.363197          81,131.6033
============   ==== ==========       =========         =========       ==============
 PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001    to  12/31/2001       10.738661         11.492649       1,361,826.9251
  01/01/2002    to  12/31/2002       11.492649         12.362084       1,996,231.6091
  01/01/2003    to  12/31/2003       12.362084         12.806587       1,894,106.3017
  01/01/2004    to  12/31/2004       12.806587         13.240421       1,772,508.6860
  01/01/2005    to  12/31/2005       13.240421         13.377174         815,445.9772
  01/01/2006    to  12/31/2006       13.377174         13.699800         661,358.3611
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.579412         11.222898           50,584.1475
  01/01/2002    to  12/31/2002       11.222898          8.965451          101,301.4628
  01/01/2003    to  12/31/2003        8.965451         11.261659          156,210.8452
  01/01/2004    to  12/31/2004       11.261659         12.338602          143,452.9459
  01/01/2005    to  12/31/2005       12.338602         12.803698          121,771.8162
  01/01/2006    to  12/31/2006       12.803698         14.635138          100,475.7681
============   ==== ==========       =========         =========        ==============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.886743         11.036442           16,543.5279
  01/01/2002    to  12/31/2002       11.036442          7.552586           54,250.6660
  01/01/2003    to  12/31/2003        7.552586          9.917688           44,817.8098
  01/01/2004    to  12/31/2004        9.917688         11.599128           51,848.7754
  01/01/2005    to  12/31/2005       11.599128         12.827966           31,038.9079
  01/01/2006    to  12/31/2006       12.827966         13.339755           23,859.6423
============   ==== ==========       =========         =========        ==============
 DWS VARIABLE SERIES II
 DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  01/01/2001    to  12/31/2001       11.466982         12.242645          227,713.8979
  01/01/2002    to  12/31/2002       12.242645         13.044457          260,901.3130
  01/01/2003    to  12/31/2003       13.044457         13.153468          190,394.2350
  01/01/2004    to  12/31/2004       13.153468         13.456753          135,210.7533
  01/01/2005    to  12/31/2005       13.456753         13.611711           34,465.5288
  01/01/2006    to  12/31/2006       13.611711         13.981782           31,781.9318
============   ==== ==========       =========         =========        ==============
 DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II)
  01/01/2001    to  12/31/2001       13.641703          9.581495          262,419.0476
  01/01/2002    to  12/31/2002        9.581495          6.286321          236,461.7630
  01/01/2003    to  12/31/2003        6.286321          8.241190          245,672.2490
  01/01/2004    to  12/31/2004        8.241190          9.022074          202,226.0243
  01/01/2005    to  12/31/2005        9.022074          9.526020            7,719.8572
  01/01/2006    to  12/31/2006        9.526020          9.888667            7,844.0205
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.634052         11.159705          213,482.6632
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.045054         11.605616        1,048,846.0172
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST - GALLATIN ASSET ALLOCATION PROGRAM
 STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006   9.950000              10.236515         4,679,836.7018
=============  ==== ==========   ========              =========         ==============
 STRATEGIC GROWTH SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006   9.930000              10.314193         2,573,392.7073
=============  ==== ==========   ========              =========         ==============
 STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006   9.960000              10.200224         4,366,436.6538
=============  ==== ==========   ========              =========         ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362          9.542879         4,249.0018
  01/01/2002    to  12/31/2002        9.542879          7.923193         3,598.3524
  01/01/2003    to  12/31/2003        7.923193         10.068687         3,531.0351
  01/01/2004    to  12/31/2004       10.068687         12.293226         3,341.0334
  01/01/2005    to  12/31/2005       12.293226         14.274871         7,499.8053
  01/01/2006    to  12/31/2006       14.274871         18.024497         5,609.4322
============   ==== ==========       =========         =========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002        9.691350          7.908380            10.3185
  01/01/2003    to  12/31/2003        7.908380         10.013720             0.0000
  01/01/2004    to  12/31/2004       10.013720         12.196445         2,659.9165
  01/01/2005    to  12/31/2005       12.196445         14.135404        34,299.3580
  01/01/2006    to  12/31/2006       14.135404         17.799285        29,069.0638
============   ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897         11.130575         3,787.4255
  01/01/2002    to  12/31/2002       11.130575          9.079468        21,614.2121
  01/01/2003    to  12/31/2003        9.079468         11.624489        19,459.7447
  01/01/2004    to  12/31/2004       11.624489         12.730934        23,797.0734
  01/01/2005    to  12/31/2005       12.730934         13.233978        20,503.4485
  01/01/2006    to  12/31/2006       13.233978         15.627974        19,928.9073
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
  04/10/2001    to  12/31/2001        6.977784          6.969734        21,179.3942
  01/01/2002    to  12/31/2002        6.969734          6.852423       131,768.0110
  01/01/2003    to  12/31/2003        6.852423         10.322620       235,598.6833
  01/01/2004    to  12/31/2004       10.322620         12.675041       260,047.1272
  01/01/2005    to  12/31/2005       12.675041         15.903877       235,862.9330
  01/01/2006    to  12/31/2006       15.903877         20.058751       178,766.9301
============   ==== ==========       =========         =========       ============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602          8.908162         6,921.1995
  01/01/2002    to  12/31/2002        8.908162          7.142932        33,471.4718
  01/01/2003    to  12/31/2003        7.142932          9.298745        94,294.5319
  01/01/2004    to  12/31/2004        9.298745         10.851748       334,360.3401
  01/01/2005    to  12/31/2005       10.851748         11.771900       371,490.7625
  01/01/2006    to  12/31/2006       11.771900         14.077172       285,948.7640
============   ==== ==========       =========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 GOLDMAN SACHS VARIABLE INSURANCE TRUST
 GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
  04/10/2001    to  12/31/2001       11.599133         11.719888         2,199.2605
  01/01/2002    to  04/25/2002       11.719888         11.686505             0.0000
============   ==== ==========       =========         =========       ============
 GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
  04/10/2001    to  12/31/2001        4.961921          4.255263         2,176.7524
  01/01/2002    to  04/25/2002        4.255263          3.436389             0.0000
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       11.401035         11.170733        28,344.4771
  01/01/2002    to  12/31/2002       11.170733          8.319806        44,231.3087
  01/01/2003    to  12/31/2003        8.319806         10.610223        40,787.5850
  01/01/2004    to  12/31/2004       10.610223         11.138793        38,251.8227
  01/01/2005    to  12/31/2005       11.138793         11.937104        34,686.6865
  01/01/2006    to  12/31/2006       11.937104         12.494493        30,835.0569
============   ==== ==========       =========         =========       ============
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002       10.484032          8.310710           494.4680
  01/01/2003    to  12/31/2003        8.310710         10.571040        12,086.7303
  01/01/2004    to  12/31/2004       10.571040         11.067135         5,470.9139
  01/01/2005    to  12/31/2005       11.067135         11.832220         5,353.9389
  01/01/2006    to  12/31/2006       11.832220         12.356518         5,311.8763
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.364438         12.918267       611,055.3073
  01/01/2006    to  12/31/2006       12.918267         14.524142       553,414.3540
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        7.390419          8.032660        46,430.3272
  01/01/2002    to  12/31/2002        8.032660          5.393776       326,889.4198
  01/01/2003    to  12/31/2003        5.393776          7.086383       639,336.4170
  01/01/2004    to  12/31/2004        7.086383          7.410317       775,262.5907
  01/01/2005    to  04/30/2005        7.410317          6.360454         2,071.2503
============   ==== ==========       =========         =========       ============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  09/30/2005    to  12/31/2005       10.000000         10.126243         6,396.5747
  01/01/2006    to  12/31/2006       10.126243         11.140122        85,945.8897
============   ==== ==========       =========         =========       ============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
  09/30/2005    to  12/31/2005       10.000000         10.164403         3,169.9323
  01/01/2006    to  12/31/2006       10.164403         11.394452        17,863.0635
============   ==== ==========       =========         =========       ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001       13.360301         12.753411           58,235.3674
  01/01/2002    to  12/31/2002       12.753411          8.684257          373,945.1741
  01/01/2003    to  12/31/2003        8.684257         10.548834          783,763.2238
  01/01/2004    to  04/30/2004       10.548834         10.436185          903,926.5844
============   ==== ==========       =========         =========        ==============
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.121564           17,314.5245
  01/01/2002    to  12/31/2002       17.121564         12.623646           30,436.0692
  01/01/2003    to  04/25/2003       12.623646         13.106879           31,235.9440
============   ==== ==========       =========         =========        ==============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.501147            3,170.7009
  01/01/2002    to  12/31/2002       10.501147          8.632060            6,567.7132
  01/01/2003    to  04/25/2003        8.632060          8.383197            7,078.1100
============   ==== ==========       =========         =========        ==============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.042663         13.387055           41,432.7406
  01/01/2002    to  12/31/2002       13.387055         14.313884          172,677.9173
  01/01/2003    to  12/31/2003       14.313884         14.623334          397,916.4236
  01/01/2004    to  11/19/2004       14.623334         14.985048          488,702.6419
============   ==== ==========       =========         =========        ==============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       14.909620         15.700656           15,191.4851
  01/01/2002    to  12/31/2002       15.700656         11.466409           30,611.9806
  01/01/2003    to  12/31/2003       11.466409         15.038501           34,498.3828
  01/01/2004    to  11/19/2004       15.038501         16.169597           33,225.5981
============   ==== ==========       =========         =========        ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        6.573641          7.137295        1,635,992.3400
  01/01/2005    to  12/31/2005        7.137295          7.981937        1,384,841.4148
  01/01/2006    to  12/31/2006        7.981937          7.722873        1,309,016.5352
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.029498         10.331954           56,991.3894
  01/01/2002    to  12/31/2002       10.331954          8.020934          167,199.6551
  01/01/2003    to  12/31/2003        8.020934          9.622170          154,344.6306
  01/01/2004    to  12/31/2004        9.622170         10.527754           98,652.4667
  01/01/2005    to  12/31/2005       10.527754         11.094348           69,388.2257
  01/01/2006    to  12/31/2006       11.094348         12.310731           58,746.2721
============   ==== ==========       =========         =========        ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       16.058812         17.107155         8,518.5562
  01/01/2005    to  12/31/2005       17.107155         17.149437         6,373.5577
  01/01/2006    to  12/31/2006       17.149437         18.466094         5,455.1517
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT))
  04/10/2001    to  12/31/2001        8.738366          7.387287        28,084.4879
  01/01/2002    to  12/31/2002        7.387287          7.179396        26,466.0232
  01/01/2003    to  12/31/2003        7.179396          8.838844        23,777.0485
  01/01/2004    to  04/30/2004        8.838844          8.970366        23,562.8892
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959643         13.962133        60,578.8834
  01/01/2002    to  12/31/2002       13.962133         13.668578       163,746.8930
  01/01/2003    to  12/31/2003       13.668578         16.036858       631,295.6467
  01/01/2004    to  12/31/2004       16.036858         17.079057       619,202.3849
  01/01/2005    to  12/31/2005       17.079057         17.068231       823,466.2222
  01/01/2006    to  12/31/2006       17.068231         18.343828       755,035.3702
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        9.733531          9.529217        21,768.7056
  01/01/2002    to  12/31/2002        9.529217          9.600956       164,746.8326
  01/01/2003    to  12/31/2003        9.600956         11.126610       386,628.1283
  01/01/2004    to  12/31/2004       11.126610         11.921553       447,295.6891
  01/01/2005    to  04/30/2005       11.921553         11.536404             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       10.000000          9.015854            10.0000
  01/01/2002    to  12/31/2002        9.015854          9.170045         2,832.8209
  01/01/2003    to  12/31/2003        9.170045         11.444762         1,666.8776
  01/01/2004    to  12/31/2004       11.444762         12.325648         3,744.2671
  01/01/2005    to  04/30/2005       12.325648         11.847753             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT
  04/02/2001    to  12/31/2001        9.170160         10.595365         7,426.8237
  01/01/2002    to  12/31/2002       10.595365          7.392581        29,017.1266
  01/01/2003    to  04/25/2003        7.392581          7.503232        30,338.3825
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       42.480556         47.094351       125,576.7045
  01/01/2005    to  12/31/2005       47.094351         48.076720       109,490.5367
  01/01/2006    to  12/31/2006       48.076720         55.873170        98,312.9154
============   ==== ==========       =========         =========       ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                  ACCUMULATION      ACCUMULATION      ACCUMULATION
                                 UNIT VALUE AT     UNIT VALUE AT         UNITS
                                  BEGINNING OF         END OF        OUTSTANDING AT
                                     PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
   04/02/2001   to  12/31/2001       12.328241         12.139920        33,901.7316
   01/01/2002   to  12/31/2002       12.139920          8.336069        67,056.6989
   01/01/2003   to  12/31/2003        8.336069         10.266527        60,606.4895
   01/01/2004   to  04/30/2004       10.266527         10.072988        59,088.0207
   =============  ==== ==========       =========         =========    ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
   04/10/2001   to  12/31/2001        8.268891          8.214478        95,813.2176
   01/01/2002   to  12/31/2002        8.214478          6.521269       619,899.6560
   01/01/2003   to  12/31/2003        6.521269          8.305836       859,300.6900
   01/01/2004   to  04/30/2004        8.305836          8.380595       798,754.0726
=============  ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
   04/10/2001   to  12/31/2001        8.657172          8.647553           705.2597
   01/01/2002   to  12/31/2002        8.647553          7.549018            11.5511
   01/01/2003   to  12/31/2003        7.549018          9.243696             0.0000
   01/01/2004   to  04/30/2004        9.243696          9.417471             0.0000
=============  ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   04/02/2001   to  12/31/2001       39.910653         41.344503        54,492.9747
   01/01/2002   to  12/31/2002       41.344503         33.332049       194,321.1339
   01/01/2003   to  12/31/2003       33.332049         42.905952       529,074.4655
   01/01/2004   to  12/31/2004       42.905952         47.587002       641,545.3822
   01/01/2005   to  12/31/2005       47.587002         48.446417       598,261.6716
   01/01/2006   to  12/31/2006       48.446417         56.187289       551,658.2545
=============  ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SERIES SUB-ACCOUNT (SERIES II))
   05/01/2002   to  12/31/2002       10.815494          8.318328           510.7459
   01/01/2003   to  12/31/2003        8.318328         10.224189        13,484.8305
   01/01/2004   to  04/30/2004       10.224189         10.020717        14,797.2459
=============  ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001   to  12/31/2001       10.000000          9.966212         1,635.4138
   01/01/2002   to  12/31/2002        9.966212          8.542022        10,981.3665
   01/01/2003   to  12/31/2003        8.542022         10.804480        12,173.1612
   01/01/2004   to  04/30/2004       10.804480         10.826653        12,503.3067
=============  ==== ==========       =========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464         12.219247        16,227.4589
  01/01/2002    to  12/31/2002       12.219247         10.610126        65,034.6251
  01/01/2003    to  12/31/2003       10.610126         13.074268       114,558.5626
  01/01/2004    to  04/30/2004       13.074268         13.278657       124,603.1871
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       12.663647         12.749942           421.1304
  01/01/2002    to  12/31/2002       12.749942         10.594831         2,249.3922
  01/01/2003    to  12/31/2003       10.594831         13.820051         2,997.0579
  01/01/2004    to  04/30/2004       13.820051         13.898203         2,996.3601
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       20.243136         23.604478        36,379.3517
  01/01/2005    to  12/31/2005       23.604478         25.166617        24,602.7916
  01/01/2006    to  12/31/2006       25.166617         27.876495        21,481.4594
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  04/10/2001    to  12/31/2001       11.138556         12.415765        26,266.6123
  01/01/2002    to  12/31/2002       12.415765         10.681818        69,630.3948
  01/01/2003    to  12/31/2003       10.681818         13.563446        74,528.2750
  01/01/2004    to  04/30/2004       13.563446         13.982834        73,014.4274
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.438226        34,239.2506
  01/01/2002    to  12/31/2002       17.438226         15.524450       187,121.2024
  01/01/2003    to  12/31/2003       15.524450         19.241447       362,407.2067
  01/01/2004    to  12/31/2004       19.241447         23.586938       465,596.4681
  01/01/2005    to  12/31/2005       23.586938         25.094115       466,906.7623
  01/01/2006    to  12/31/2006       25.094115         27.717692       400,653.9647
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.751753         11.201776             0.0000
  01/01/2005    to  12/31/2005       11.201776         12.879788             0.0000
  01/01/2006    to  12/31/2006       12.879788         16.095230             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.495151          7.179717           413.4653
  01/01/2002    to  12/31/2002        7.179717          5.629027            11.7714
  01/01/2003    to  12/31/2003        5.629027          6.900995             0.0000
  01/01/2004    to  04/30/2004        6.900995          6.967368             0.0000
============   ==== ==========       =========         =========       ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
   04/10/2001   to  12/31/2001       10.955669         10.287093             9.1277
   01/01/2002   to  12/31/2002       10.287093          8.410350             9.1277
   01/01/2003   to  12/31/2003        8.410350         11.990655             0.0000
   01/01/2004   to  04/30/2004       11.990655         12.044454             0.0000
=============  ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CALSS A))
   04/10/2001   to  12/31/2001       11.035464          9.730088             9.0617
   01/01/2002   to  12/31/2002        9.730088          7.823598             9.0617
   01/01/2003   to  12/31/2003        7.823598         10.437326             0.0000
   01/01/2004   to  04/30/2004       10.437326         10.186964             0.0000
=============  ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/02/2001   to  12/31/2001        8.739813          8.371336           631.1459
   01/01/2002   to  12/31/2002        8.371336          7.269814        21,102.0210
   01/01/2003   to  12/31/2003        7.269814          9.451731       189,888.3063
   01/01/2004   to  12/31/2004        9.451731         11.126240       651,974.0853
   01/01/2005   to  12/31/2005       11.126240         12.759052       854,981.1071
   01/01/2006   to  12/31/2006       12.759052         15.908560       785,254.8395
=============  ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001   to  12/31/2001       10.870934          9.713052             9.1988
   01/01/2002   to  12/31/2002        9.713052          8.259805           882.5821
   01/01/2003   to  12/31/2003        8.259805         10.833672         2,201.5220
   01/01/2004   to  04/30/2004       10.833672         10.737859         2,100.5320
=============  ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001   to  12/31/2001       14.406299         12.917622        40,983.2831
   01/01/2002   to  12/31/2002       12.917622         10.471423       235,463.4885
   01/01/2003   to  12/31/2003       10.471423         13.251831       385,362.2941
   01/01/2004   to  12/31/2004       13.251831         15.160593       241,963.3317
   01/01/2005   to  04/30/2005       15.160593         14.717424             4.8013
=============  ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   04/10/2001   to  12/31/2001        7.574525          6.122784        10,677.9875
   01/01/2002   to  12/31/2002        6.122784          4.905998       110,048.8401
   01/01/2003   to  12/31/2003        4.905998          6.159874       155,859.2397
   01/01/2004   to  04/30/2004        6.159874          6.259725       121,139.5330
=============  ==== ==========       =========         =========       ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.041941         10.142360           28,734.3085
  01/01/2002    to  12/31/2002       10.142360         10.095827           59,880.7593
  01/01/2003    to  12/31/2003       10.095827          9.983712          273,169.5878
  01/01/2004    to  12/31/2004        9.983712          9.892782           95,883.7591
  01/01/2005    to  04/30/2005        9.892782          9.900879                0.0000
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.468040         14.301354          452,914.3448
  01/01/2006    to  12/31/2006       14.301354         19.374246          378,227.5818
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
  04/24/2001    to  12/31/2001        9.045834         10.182084           28,866.2847
  01/01/2002    to  12/31/2002       10.182084         10.256787          140,217.2385
  01/01/2003    to  12/31/2003       10.256787         14.040312          272,473.3843
  01/01/2004    to  12/31/2004       14.040312         18.700545          273,388.1941
  01/01/2005    to  04/30/2005       18.700545         17.926779              585.1498
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.832420          8.308913        1,025,211.7400
  01/01/2005    to  12/31/2005        8.308913          8.567167          815,998.7769
  01/01/2006    to  12/31/2006        8.567167          9.078212          844,510.6626
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.945879          8.823014           20,283.7461
  01/01/2002    to  12/31/2002        8.823014          7.219814          191,202.5901
  01/01/2003    to  12/31/2003        7.219814          8.589452          251,018.8536
  01/01/2004    to  04/30/2004        8.589452          8.628021          212,812.2903
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.119154          7.860477               12.3166
  01/01/2002    to  12/31/2002        7.860477          5.980777              859.2478
  01/01/2003    to  12/31/2003        5.980777          7.261669              842.2593
  01/01/2004    to  04/30/2004        7.261669          7.169569                0.0000
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.749005         10.826156               70.8083
  01/01/2002    to  12/31/2002       10.826156          8.024413            2,537.1232
  01/01/2003    to  12/31/2003        8.024413          9.826337            2,860.1444
  01/01/2004    to  04/30/2004        9.826337         10.007392            2,868.9971
============   ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.075368         10.523893           10,106.4829
  01/01/2002    to  12/31/2002       10.523893         11.325063          260,508.6670
  01/01/2003    to  12/31/2003       11.325063         11.631034        1,273,435.6985
  01/01/2004    to  12/31/2004       11.631034         12.022053        1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053         12.103714        1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714         12.456484        1,588,910.0943
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.031953         14.245441            4,411.6646
  01/01/2002    to  12/31/2002       14.245441         11.053795           11,030.1973
  01/01/2003    to  12/31/2003       11.053795         13.961730           10,511.3672
  01/01/2004    to  12/31/2004       13.961730         16.265910           10,734.7069
  01/01/2005    to  12/31/2005       16.265910         17.583892           11,654.3965
  01/01/2006    to  12/31/2006       17.583892         19.845430            9,725.1508
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.305802          7.150545          279,519.5421
  01/01/2005    to  12/31/2005        7.150545          8.087822          237,607.1380
  01/01/2006    to  12/31/2006        8.087822          8.486453          219,087.3759
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        7.687457          7.193990           43,476.2764
  01/01/2002    to  12/31/2002        7.193990          4.823712          305,910.3101
  01/01/2003    to  12/31/2003        4.823712          6.546051          403,972.8814
  01/01/2004    to  04/30/2004        6.546051          6.678804          365,824.0284
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615300          8.226988               13.1308
  01/01/2002    to  12/31/2002        8.226988          4.533110           39,837.4725
  01/01/2003    to  12/31/2003        4.533110          6.098811          776,150.9781
  01/01/2004    to  12/31/2004        6.098811          7.075043        1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043          7.985522          911,323.6080
  01/01/2006    to  12/31/2006        7.985522          8.347710          906,011.6400
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       15.146228         17.949379            1,412.6446
  01/01/2006    to  12/31/2006       17.949379         20.039432              784.5100
============   ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES

                                                                       NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
   04/10/2001   to  12/31/2001        8.896468         10.568840            11.2404
   01/01/2002   to  12/31/2002       10.568840          9.225035         1,507.0449
   01/01/2003   to  12/31/2003        9.225035         12.901055         1,648.5977
   01/01/2004   to  12/31/2004       12.901055         16.008213         1,476.3682
   01/01/2005   to  04/30/2005       16.008213         15.028352             0.0000
=============  ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       11.951357         14.264232       484,902.9181
   01/01/2005   to  12/31/2005       14.264232         16.219476       566,572.8777
   01/01/2006   to  12/31/2006       16.219476         18.067717       591,268.6125
=============  ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001   to  12/31/2001       10.000000         11.084570            72.8727
   01/01/2002   to  12/31/2002       11.084570         10.218483         4,588.1605
   01/01/2003   to  12/31/2003       10.218483         14.175824        15,070.2606
   01/01/2004   to  04/30/2004       14.175824         14.367149        14,510.0090
=============  ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005        9.998726         10.465357       163,450.0515
   01/01/2006   to  12/31/2006       10.465357         11.959052       261,367.9349
=============  ==== ==========       =========         =========       ============
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   04/02/2001   to  12/31/2001        8.163640          8.809572        32,737.4121
   01/01/2002   to  12/31/2002        8.809572          6.556337       116,424.7873
   01/01/2003   to  12/31/2003        6.556337          8.760522       173,081.3700
   01/01/2004   to  12/31/2004        8.760522          9.698886       181,782.3903
   01/01/2005   to  12/31/2005        9.698886          9.987647       178,636.5559
   01/01/2006   to  12/31/2006        9.987647         10.657629       151,577.3219
=============  ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004   to  12/31/2004       43.283574         43.442059         2,547.2390
   01/01/2005   to  12/31/2005       43.442059         43.697348        42,002.0432
   01/01/2006   to  12/31/2006       43.697348         44.807124        29,860.4135
=============  ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005   to  12/31/2005        9.900743          9.995128       664,675.9490
   01/01/2006   to  12/31/2006        9.995128         10.289723       870,039.9434
=============  ==== ==========       =========         =========       ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.019003         18.003978           12,411.1585
  01/01/2005    to  12/31/2005       18.003978         18.420972            9,676.9174
  01/01/2006    to  12/31/2006       18.420972         21.120822            6,898.2604
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.808491           21,107.3594
  01/01/2003    to  12/31/2003        7.808491         10.567500           68,117.8434
  01/01/2004    to  12/31/2004       10.567500         11.341842          173,638.0331
  01/01/2005    to  12/31/2005       11.341842         11.782494          184,554.5275
  01/01/2006    to  12/31/2006       11.782494         12.742697          180,788.2114
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197092         10.144691              817.0770
  01/01/2002    to  12/31/2002       10.144691          8.335400           86,927.9948
  01/01/2003    to  12/31/2003        8.335400         10.729806          999,530.5962
  01/01/2004    to  12/31/2004       10.729806         11.847038        1,768,557.1590
  01/01/2005    to  12/31/2005       11.847038         12.847742        1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742         14.473087        1,782,337.8118
============   ==== ==========       =========         =========        ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         12.610360          140,098.9043
  01/01/2004    to  12/31/2004       12.610360         14.648163          134,175.9936
  01/01/2005    to  12/31/2005       14.648163         16.960108          122,497.7134
  01/01/2006    to  12/31/2006       16.960108         19.409923           90,858.7149
============   ==== ==========       =========         =========        ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        8.771116          9.701665            1,143.7911
  01/01/2005    to  12/31/2005        9.701665          9.972336          112,100.6194
  01/01/2006    to  12/31/2006        9.972336         10.773791           99,766.5818
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.612997         10.437354          495,225.7035
  01/01/2005    to  12/31/2005       10.437354         11.668521          447,702.0184
  01/01/2006    to  12/31/2006       11.668521         11.779506          502,942.2258
============   ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.836205         11.627388          229,626.4664
  01/01/2006    to  12/31/2006       11.627388         13.190324          213,766.2941
============   ==== ==========       =========         =========        ==============

                                    1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001   to  12/31/2001        8.158267          7.959924         1,030.7078
   01/01/2002   to  12/31/2002        7.959924          6.070194        10,577.0242
   01/01/2003   to  12/31/2003        6.070194          7.653693         7,176.0564
   01/01/2004   to  12/31/2004        7.653693          8.315793         7,272.8689
   01/01/2005   to  04/30/2005        8.315793          7.930507             0.0000
=============  ==== ==========       =========         =========       ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2002   to  12/31/2002       10.000000          8.277696       162,696.0851
   01/01/2003   to  12/31/2003        8.277696          9.905380       576,458.6760
   01/01/2004   to  12/31/2004        9.905380         10.842241       533,126.5929
   01/01/2005   to  12/31/2005       10.842241         11.412777       466,886.2052
   01/01/2006   to  04/30/2006       11.412777         11.922161       460,018.0948
=============  ==== ==========       =========         =========       ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
   05/01/2003   to  12/31/2003       10.000000         11.817192           214.3027
   01/01/2004   to  04/30/2004       11.817192         12.027294         3,037.6389
=============  ==== ==========       =========         =========       ============
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001   to  12/31/2001       10.665345         10.928274             9.3762
   01/01/2002   to  12/31/2002       10.928274         11.641311        22,900.5768
   01/01/2003   to  12/31/2003       11.641311         12.619650        70,615.0232
   01/01/2004   to  04/30/2004       12.619650         12.580464        76,051.1548
=============  ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       11.075452         11.989635       196,908.9803
   01/01/2005   to  12/31/2005       11.989635         12.552755       246,302.6888
   01/01/2006   to  12/31/2006       12.552755         13.952471       439,265.1349
=============  ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001   to  12/31/2001       13.158597         11.955671            47.2347
   01/01/2002   to  12/31/2002       11.955671          7.786244         4,241.8704
   01/01/2003   to  12/31/2003        7.786244          9.961475         7,143.0773
   01/01/2004   to  04/30/2004        9.961475         10.161706        10,556.7130
=============  ==== ==========       =========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       14.011787         12.598422            63.8145
  01/01/2002    to  12/31/2002       12.598422          8.646314         7,688.8173
  01/01/2003    to  12/31/2003        8.646314         11.283815        73,491.2064
  01/01/2004    to  12/31/2004       11.283815         11.456686       386,924.7337
  01/01/2005    to  12/31/2005       11.456686         11.901724       457,872.5966
  01/01/2006    to  04/30/2006       11.901724         12.428190       470,788.2910
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.248977         13.045836        51,187.0631
  01/01/2005    to  12/31/2005       13.045836         14.222221        53,148.5530
  01/01/2006    to  12/31/2006       14.222221         14.512166        51,763.9701
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439         12.184460         3,991.9892
  01/01/2002    to  12/31/2002       12.184460          8.555648        21,382.9036
  01/01/2003    to  12/31/2003        8.555648         11.561812        37,584.6195
  01/01/2004    to  04/30/2004       11.561812         11.773691        54,491.8815
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.393302         19.479977        30,761.2121
  01/01/2005    to  12/31/2005       19.479977         19.672551        28,192.4281
  01/01/2006    to  12/31/2006       19.672551         20.305478        24,285.4613
============   ==== ==========       =========         =========       ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        9.813112          9.942579            10.1904
  01/01/2002    to  12/31/2002        9.942579          9.673140         3,931.7479
  01/01/2003    to  12/31/2003        9.673140         11.708885        23,768.3956
  01/01/2004    to  12/31/2004       11.708885         12.630823        16,608.5819
  01/01/2005    to  12/31/2005       12.630823         12.950182        65,855.7978
  01/01/2006    to  12/31/2006       12.950182         13.912621        64,547.8404
============   ==== ==========       =========         =========       ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.898695         11.335672         8,828.0506
  01/01/2002    to  12/31/2002       11.335672         11.949116        65,726.2174
  01/01/2003    to  12/31/2003       11.949116         12.041860       123,399.5458
  01/01/2004    to  12/31/2004       12.041860         12.073754       100,591.1866
  01/01/2005    to  12/31/2005       12.073754         12.009040       114,722.2043
  01/01/2006    to  12/31/2006       12.009040         12.295196       114,992.1634
============   ==== ==========       =========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO VIT STOCKPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        8.168710          8.100489            12.2418
  01/01/2002    to  12/31/2002        8.100489          6.363091         1,234.3747
  01/01/2003    to  12/31/2003        6.363091          8.168666         5,315.6559
  01/01/2004    to  12/31/2004        8.168666          8.912156        10,206.3918
  01/01/2005    to  12/31/2005        8.912156          9.081567         6,964.3199
  01/01/2006    to  12/31/2006        9.081567         10.274596         2,922.1691
============   ==== ==========       =========         =========       ============
 PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.990799         11.480143        83,705.0624
  01/01/2002    to  12/31/2002       11.480143         12.330129       237,372.4315
  01/01/2003    to  12/31/2003       12.330129         12.754334       195,229.7377
  01/01/2004    to  12/31/2004       12.754334         13.166581       177,150.8802
  01/01/2005    to  12/31/2005       13.166581         13.282689       128,038.3992
  01/01/2006    to  12/31/2006       13.282689         13.582705       115,813.8481
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.579412         11.210673         1,670.1211
  01/01/2002    to  12/31/2002       11.210673          8.942238         4,937.3753
  01/01/2003    to  12/31/2003        8.942238         11.215695        13,112.2880
  01/01/2004    to  12/31/2004       11.215695         12.269782         9,999.9104
  01/01/2005    to  12/31/2005       12.269782         12.713260         9,790.8194
  01/01/2006    to  12/31/2006       12.713260         14.510053         9,760.3126
============   ==== ==========       =========         =========       ============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.886743         11.024422         1,036.3662
  01/01/2002    to  12/31/2002       11.024422          7.533023         4,518.5109
  01/01/2003    to  12/31/2003        7.533023          9.877193         4,661.6988
  01/01/2004    to  12/31/2004        9.877193         11.534411         4,550.3927
  01/01/2005    to  12/31/2005       11.534411         12.737341         3,528.4884
  01/01/2006    to  12/31/2006       12.737341         13.225713         3,019.0467
============   ==== ==========       =========         =========       ============
 DWS VARIABLE SERIES II
 DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  04/10/2001    to  12/31/2001       11.799539         12.229458           142.6900
  01/01/2002    to  12/31/2002       12.229458         13.010875         7,620.9331
  01/01/2003    to  12/31/2003       13.010875         13.099938         6,908.9301
  01/01/2004    to  12/31/2004       13.099938         13.381848         5,804.7805
  01/01/2005    to  12/31/2005       13.381848         13.515712         5,891.0229
  01/01/2006    to  12/31/2006       13.515712         13.862424         6,087.5486
============   ==== ==========       =========         =========       ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES

                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II)
   04/10/2001   to  12/31/2001        9.865125          9.571151               10.1367
   01/01/2002   to  12/31/2002        9.571151          6.270096            4,347.8443
   01/01/2003   to  12/31/2003        6.270096          8.207621            4,317.2510
   01/01/2004   to  12/31/2004        8.207621          8.971822            4,301.5761
   01/01/2005   to  12/31/2005        8.971822          9.458814            4,285.7918
   01/01/2006   to  12/31/2006        9.458814          9.804220            3,858.0911
=============  ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006   to  12/31/2006       10.610312         11.123726          823,532.3698
=============  ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006   to  12/31/2006       11.020400         11.568201        2,333,121.2151
=============  ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - GALLATIN ASSET ALLOCATION PROGRAM
 STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.950000         10.234454          924,036.5004
=============  ==== ==========       =========         =========        ==============
 STRATEGIC GROWTH SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.930000         10.312117          206,323.8684
=============  ==== ==========       =========         =========        ==============
 STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.960000         10.198171          905,699.0692
=============  ==== ==========       =========         =========        ==============

                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004   to  12/31/2004       10.341947         12.196445         2,659.9165
   01/01/2005   to  12/31/2005       12.196445         14.135404        34,299.3580
   01/01/2006   to  12/31/2006       14.135404         17.799285        29,069.0638
=============  ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004   to  12/31/2004       11.678196         12.730934        23,797.0734
   01/01/2005   to  12/31/2005       12.730934         13.233978        20,503.4485
   01/01/2006   to  12/31/2006       13.233978         15.627974        19,928.9073
=============  ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004   to  12/31/2004       10.326394         12.675041       260,047.1272
   01/01/2005   to  12/31/2005       12.675041         15.903877       235,862.9330
   01/01/2006   to  12/31/2006       15.903877         20.058751       178,766.9301
=============  ==== ==========       =========         =========       ============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004   to  12/31/2004        9.431325         10.851748       334,360.3401
   01/01/2005   to  12/31/2005       10.851748         11.771900       371,490.7625
   01/01/2006   to  12/31/2006       11.771900         14.077172       285,948.7640
=============  ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
   05/01/2004   to  12/31/2004       10.346577         11.067135         5,470.9139
   01/01/2005   to  12/31/2005       11.067135         11.832220         5,353.9389
   01/01/2006   to  12/31/2006       11.832220         12.356518         5,311.8763
=============  ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005       11.364438         12.918267       611,055.3073
   01/01/2006   to  12/31/2006       12.918267         14.524142       553,414.3540
=============  ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004   to  12/31/2004        7.044111          7.410317       775,262.5907
   01/01/2005   to  04/30/2005        7.410317          6.360454         2,071.2503
=============  ==== ==========       =========         =========       ============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005   to  12/31/2005       10.000000         10.126243         6,396.5747
   01/01/2006   to  12/31/2006       10.126243         11.140122        85,945.8897
=============  ==== ==========       =========         =========       ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005   to  12/31/2005       10.000000         10.164403            3,169.9323
   01/01/2006   to  12/31/2006       10.164403         11.394452           17,863.0635
=============  ==== ==========       =========         =========        ==============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004   to  11/19/2004       14.521830         14.985048          488,702.6419
=============  ==== ==========       =========         =========        ==============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004   to  11/19/2004       15.066955         16.169597           33,225.5981
=============  ==== ==========       =========         =========        ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004        6.573641          7.137295        1,635,992.3400
   01/01/2005   to  12/31/2005        7.137295          7.981937        1,384,841.4148
   01/01/2006   to  12/31/2006        7.981937          7.722873        1,309,016.5352
=============  ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       16.045946         17.079057          619,202.3849
   01/01/2005   to  12/31/2005       17.079057         17.068231          823,466.2222
   01/01/2006   to  12/31/2006       17.068231         18.343828          755,035.3702
=============  ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004   to  12/31/2004       11.108227         11.921553          447,295.6891
   01/01/2005   to  04/30/2005       11.921553         11.536404                0.0000
=============  ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004   to  12/31/2004       11.461724         12.325648            3,744.2671
   01/01/2005   to  04/30/2005       12.325648         11.847753                0.0000
=============  ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       42.997055         47.587002          641,545.3822
   01/01/2005   to  12/31/2005       47.587002         48.446417          598,261.6716
   01/01/2006   to  12/31/2006       48.446417         56.187289          551,658.2545
=============  ==== ==========       =========         =========        ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       20.265158         23.586938          465,596.4681
   01/01/2005   to  12/31/2005       23.586938         25.094115          466,906.7623
   01/01/2006   to  12/31/2006       25.094115         27.717692          400,653.9647
=============  ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004        9.699876         11.126240          651,974.0853
   01/01/2005   to  12/31/2005       11.126240         12.759052          854,981.1071
   01/01/2006   to  12/31/2006       12.759052         15.908560          785,254.8395
=============  ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.942935          9.892782           95,883.7591
  01/01/2005    to  04/30/2005        9.892782          9.900879                0.0000
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.468040         14.301354          452,914.3448
  01/01/2006    to  12/31/2006       14.301354         19.374246          378,227.5818
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLICANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       13.652120         18.700545          273,388.1941
  01/01/2005    to  04/30/2005       18.700545         17.926779              585.1498
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.832420          8.308913        1,025,211.7400
  01/01/2005    to  12/31/2005        8.308913          8.567167          815,998.7769
  01/01/2006    to  12/31/2006        8.567167          9.078212          844,510.6626
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.610052         12.022053        1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053         12.103714        1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714         12.456484        1,588,910.0943
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       14.040942         16.265910           10,734.7069
  01/01/2005    to  12/31/2005       16.265910         17.583892           11,654.3965
  01/01/2006    to  12/31/2006       17.583892         19.845430            9,725.1508
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.248627          7.075043        1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043          7.985522          911,323.6080
  01/01/2006    to  12/31/2006        7.985522          8.347710          906,011.6400
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.951357         14.264232          484,902.9181
  01/01/2005    to  12/31/2005       14.264232         16.219476          566,572.8777
  01/01/2006    to  12/31/2006       16.219476         18.067717          591,268.6125
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726         10.465357          163,450.0515
  01/01/2006    to  12/31/2006       10.465357         11.959052          261,367.9349
============   ==== ==========       =========         =========        ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004        8.743079          9.698886         181,782.3903
   01/01/2005   to  12/31/2005        9.698886          9.987647         178,636.5559
   01/01/2006   to  12/31/2006        9.987647         10.657629         151,577.3219
=============  ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004   to  12/31/2004       43.283574         43.442059           2,547.2390
   01/01/2005   to  12/31/2005       43.442059         43.697348          42,002.0432
   01/01/2006   to  12/31/2006       43.697348         44.807124          29,860.4135
=============  ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005   to  12/31/2005        9.900743          9.995128         664,675.9490
   01/01/2006   to  12/31/2006        9.995128         10.289723         870,039.9434
=============  ==== ==========       =========         =========       ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       16.019003         18.003978          12,411.1585
   01/01/2005   to  12/31/2005       18.003978         18.420972           9,676.9174
   01/01/2006   to  12/31/2006       18.420972         21.120822           6,898.2604
=============  ==== ==========       =========         =========       ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       10.579201         11.341842         173,638.0331
   01/01/2005   to  12/31/2005       11.341842         11.782494         184,554.5275
   01/01/2006   to  12/31/2006       11.782494         12.742697         180,788.2114
=============  ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004   to  12/31/2004       11.014916         11.847038       1,768,557.1590
   01/01/2005   to  12/31/2005       11.847038         12.847742       1,870,220.8107
   01/01/2006   to  12/31/2006       12.847742         14.473087       1,782,337.8118
=============  ==== ==========       =========         =========       ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004       12.835714         14.648163         134,175.9936
   01/01/2005   to  12/31/2005       14.648163         16.960108         122,497.7134
   01/01/2006   to  12/31/2006       16.960108         19.409923          90,858.7149
=============  ==== ==========       =========         =========       ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004        8.771116          9.701665           1,143.7911
   01/01/2005   to  12/31/2005        9.701665          9.972336         112,100.6194
   01/01/2006   to  12/31/2006        9.972336         10.773791          99,766.5818
=============  ==== ==========       =========         =========       ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.612997         10.437354         495,225.7035
  01/01/2005    to  12/31/2005       10.437354         11.668521         447,702.0184
  01/01/2006    to  12/31/2006       11.668521         11.779506         502,942.2258
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.790407         10.842241         533,126.5929
  01/01/2005    to  12/31/2005       10.842241         11.412777         466,886.2052
  01/01/2006    to  04/30/2006       11.412777         11.922161         460,018.0948
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.075452         11.989635         196,908.9803
  01/01/2005    to  12/31/2005       11.989635         12.552755         246,302.6888
  01/01/2006    to  12/31/2006       12.552755         13.952471         439,265.1349
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       11.037297         11.456686         386,924.7337
  01/01/2005    to  12/31/2005       11.456686         11.901724         457,872.5966
  01/01/2006    to  04/30/2006       11.901724         12.428190         470,788.2910
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.248977         13.045836          51,187.0631
  01/01/2005    to  12/31/2005       13.045836         14.222221          53,148.5530
  01/01/2006    to  12/31/2006       14.222221         14.512166          51,763.9701
============   ==== ==========       =========         =========         ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.393302         19.479977          30,761.2121
  01/01/2005    to  12/31/2005       19.479977         19.672551          28,192.4281
  01/01/2006    to  12/31/2006       19.672551         20.305478          24,285.4613
============   ==== ==========       =========         =========         ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.662384         12.630823          16,608.5819
  01/01/2005    to  12/31/2005       12.630823         12.950182          65,855.7978
  01/01/2006    to  12/31/2006       12.950182         13.912621          64,547.8404
============   ==== ==========       =========         =========         ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       12.016563         12.073754         100,591.1866
  01/01/2005    to  12/31/2005       12.073754         12.009040         114,722.2043
  01/01/2006    to  12/31/2006       12.009040         12.295196         114,992.1634
============   ==== ==========       =========         =========         ============

                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIMCO VIT STOCKPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004   to  12/31/2004        8.176422          8.912156           10,206.3918
   01/01/2005   to  12/31/2005        8.912156          9.081567            6,964.3199
   01/01/2006   to  12/31/2006        9.081567         10.274596            2,922.1691
=============  ==== ==========       =========         =========        ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004   to  12/31/2004       11.314732         12.269782            9,999.9104
   01/01/2005   to  12/31/2005       12.269782         12.713260            9,790.8194
   01/01/2006   to  12/31/2006       12.713260         14.510053            9,760.3126
=============  ==== ==========       =========         =========        ==============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004   to  12/31/2004       10.134755         11.534411            4,550.3927
   01/01/2005   to  12/31/2005       11.534411         12.737341            3,528.4884
   01/01/2006   to  12/31/2006       12.737341         13.225713            3,019.0467
=============  ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006   to  12/31/2006       10.610312         11.123726          823,532.3698
=============  ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006   to  12/31/2006       11.020400         11.568201        2,333,121.2151
=============  ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - GALLATIN ASSET ALLOCATION PROGRAM
 STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.950000         10.234454          924,036.5004
=============  ==== ==========       =========         =========        ==============
 STRATEGIC GROWTH SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.930000         10.312117          206,323.8684
=============  ==== ==========       =========         =========        ==============
 STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.960000         10.198171          905,699.0692
=============  ==== ==========       =========         =========        ==============

                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362          9.535727        21,294.4654
  01/01/2002    to  12/31/2002        9.535727          7.909335        27,774.5292
  01/01/2003    to  12/31/2003        7.909335         10.041034        25,052.4888
  01/01/2004    to  12/31/2004       10.041034         12.247186        27,255.5591
  01/01/2005    to  12/31/2005       12.247186         14.207240        47,755.8352
  01/01/2006    to  12/31/2006       14.207240         17.921227        50,790.8117
============   ==== ==========       =========         =========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002        9.680874          7.894540           616.0323
  01/01/2003    to  12/31/2003        7.894540          9.986198           605.7027
  01/01/2004    to  12/31/2004        9.986198         12.150742         2,567.6693
  01/01/2005    to  12/31/2005       12.150742         14.068404        54,617.4258
  01/01/2006    to  12/31/2006       14.068404         17.697268        73,302.3844
============   ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897         11.122980        11,590.6732
  01/01/2002    to  12/31/2002       11.122980          9.064194        72,974.8240
  01/01/2003    to  12/31/2003        9.064194         11.593342        86,532.5042
  01/01/2004    to  12/31/2004       11.593342         12.684101       111,559.6663
  01/01/2005    to  12/31/2005       12.684101         13.172154       110,525.0374
  01/01/2006    to  12/31/2006       13.172154         15.539467       103,197.5894
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
  04/10/2001    to  12/31/2001        6.977784          6.964671       158,655.9273
  01/01/2002    to  12/31/2002        6.964671          6.840593       292,223.6627
  01/01/2003    to  12/31/2003        6.840593         10.294514       332,278.8324
  01/01/2004    to  12/31/2004       10.294514         12.627869       352,767.1439
  01/01/2005    to  12/31/2005       12.627869         15.828910       360,961.3270
  01/01/2006    to  12/31/2006       15.828910         19.944302       293,553.0337
============   ==== ==========       =========         =========       ============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602          8.901506        39,277.3430
  01/01/2002    to  12/31/2002        8.901506          7.130450        77,052.7594
  01/01/2003    to  12/31/2003        7.130450          9.273224       128,520.8928
  01/01/2004    to  12/31/2004        9.273224         10.811123       395,172.7968
  01/01/2005    to  12/31/2005       10.811123         11.716144       545,087.2610
  01/01/2006    to  12/31/2006       11.716144         13.996535       522,118.4870
============   ==== ==========       =========         =========       ============

                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION    ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT       UNITS
                                   BEGINNING OF         END OF       OUTSTANDING AT
                                      PERIOD            PERIOD       END OF PERIOD
                                 ---------------   ---------------   ---------------
 GOLDMAN SACHS VARIABLE INSURANCE TRUST
 GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
  04/10/2001    to  12/31/2001       11.599133         11.711380        17,020.3167
  01/01/2002    to  04/25/2002       11.711380         11.674340             0.0000
============   ==== ==========       =========         =========       ============
 GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
  04/10/2001    to  12/31/2001        4.961921          4.252165        20,374.6747
  01/01/2002    to  04/25/2002        4.252165          3.432803             0.0000
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       11.401035         11.162385       138,388.6558
  01/01/2002    to  12/31/2002       11.162385          8.305264       192,895.6692
  01/01/2003    to  12/31/2003        8.305264         10.581112       156,192.6422
  01/01/2004    to  12/31/2004       10.581112         11.097097       125,200.2882
  01/01/2005    to  12/31/2005       11.097097         11.880570       115,484.0864
  01/01/2006    to  12/31/2006       11.880570         12.422921       105,707.2667
============   ==== ==========       =========         =========       ============
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002       10.472720          8.296190        18,702.1427
  01/01/2003    to  12/31/2003        8.296190         10.542031        21,317.6207
  01/01/2004    to  12/31/2004       10.542031         11.025703        13,578.1900
  01/01/2005    to  12/31/2005       11.025703         11.776177        13,942.5769
  01/01/2006    to  12/31/2006       11.776177         12.285730        13,899.8899
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.324007         12.863783       950,432.5565
  01/01/2006    to  12/31/2006       12.863783         14.448465       777,132.0016
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        7.390419          8.026828       290,769.1364
  01/01/2002    to  12/31/2002        8.026828          5.384463       661,985.1545
  01/01/2003    to  12/31/2003        5.384463          7.067084       798,194.4974
  01/01/2004    to  12/31/2004        7.067084          7.382727       891,109.7242
  01/01/2005    to  04/30/2005        7.382727          6.334705           196.7287
============   ==== ==========       =========         =========       ============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  09/30/2005    to  12/31/2005       10.000000         10.123720        61,392.6747
  01/01/2006    to  12/31/2006       10.123720         11.126248       240,308.1896
============   ==== ==========       =========         =========       ============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
  09/30/2005    to  12/31/2005       10.000000         10.161869        15,946.1925
  01/01/2006    to  12/31/2006       10.161869         11.380262       149,556.1052
============   ==== ==========       =========         =========       ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001       13.360301         12.744148         399,730.5584
  01/01/2002    to  12/31/2002       12.744148          8.669262         862,702.7736
  01/01/2003    to  12/31/2003        8.669262         10.520105       1,059,865.2306
  01/01/2004    to  04/30/2004       10.520105         10.404342       1,082,364.4160
============   ==== ==========       =========         =========       ==============
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.108764          51,957.5673
  01/01/2002    to  12/31/2002       17.108764         12.601558          61,368.8820
  01/01/2003    to  04/25/2003       12.601558         13.079856          63,079.0136
============   ==== ==========       =========         =========       ==============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.493282          13,199.5909
  01/01/2002    to  12/31/2002       10.493282          8.616959          28,055.7635
  01/01/2003    to  04/25/2003        8.616959          8.365912          28,085.5700
============   ==== ==========       =========         =========       ==============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.042663         13.377050         145,492.1584
  01/01/2002    to  12/31/2002       13.377050         14.288890         296,580.0861
  01/01/2003    to  12/31/2003       14.288890         14.583206         387,732.3768
  01/01/2004    to  11/19/2004       14.583206         14.930708         434,416.9639
============   ==== ==========       =========         =========       ==============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       14.909620         15.688912          49,822.4695
  01/01/2002    to  12/31/2002       15.688912         11.446361          85,618.1983
  01/01/2003    to  12/31/2003       11.446361         14.997217          86,194.3312
  01/01/2004    to  11/19/2004       14.997217         16.110947          75,748.8035
============   ==== ==========       =========         =========       ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        6.553140          7.110320       2,197,732.7570
  01/01/2005    to  12/31/2005        7.110320          7.943847       1,857,327.7344
  01/01/2006    to  12/31/2006        7.943847          7.678353       1,645,430.2590
============   ==== ==========       =========         =========       ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.029498         10.324448         233,408.5599
  01/01/2002    to  12/31/2002       10.324448          8.007075         444,804.5650
  01/01/2003    to  12/31/2003        8.007075          9.595958         454,159.8318
  01/01/2004    to  12/31/2004        9.595958         10.488555         345,909.6572
  01/01/2005    to  12/31/2005       10.488555         11.042024         295,259.3803
  01/01/2006    to  12/31/2006       11.042024         12.240458         256,459.4396
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       15.930635         16.959364           31,597.2726
  01/01/2005    to  12/31/2005       16.959364         16.984334           27,004.0732
  01/01/2006    to  12/31/2006       16.984334         18.270268           22,350.7028
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT))
  04/10/2001    to  12/31/2001        8.738366          7.381925           84,931.8426
  01/01/2002    to  12/31/2002        7.381925          7.167015           83,645.6305
  01/01/2003    to  12/31/2003        7.167015          8.814799           63,811.3341
  01/01/2004    to  04/30/2004        8.814799          8.943022           62,869.7588
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959185         13.951241          211,867.7916
  01/01/2002    to  12/31/2002       13.951241         13.644245          961,841.5750
  01/01/2003    to  12/31/2003       13.644245         15.992320        1,990,206.6930
  01/01/2004    to  12/31/2004       15.992320         17.014558        1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558         16.986823        1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823         18.238141        1,217,495.8032
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        9.733531          9.522312           77,463.7747
  01/01/2002    to  12/31/2002        9.522312          9.584415          266,220.3470
  01/01/2003    to  12/31/2003        9.584415         11.096348          361,481.0170
  01/01/2004    to  12/31/2004       11.096348         11.877216          378,486.6547
  01/01/2005    to  04/30/2005       11.877216         11.489750              152.8616
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       10.000000          9.009707              457.2833
  01/01/2002    to  12/31/2002        9.009707          9.154638              455.0031
  01/01/2003    to  12/31/2003        9.154638         11.414125           12,786.9768
  01/01/2004    to  12/31/2004       11.414125         12.280336            2,487.4636
  01/01/2005    to  04/30/2005       12.280336         11.800348                0.0000
============   ==== ==========       =========         =========        ==============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT
  04/02/2001    to  12/31/2001        9.170160         10.587451           51,773.1277
  01/01/2002    to  12/31/2002       10.587451          7.379656           91,642.5240
  01/01/2003    to  04/25/2003        7.379656          7.487776           88,546.9313
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       41.872288         46.389254          211,274.3363
  01/01/2005    to  12/31/2005       46.389254         47.309714          191,057.9232
  01/01/2006    to  12/31/2006       47.309714         54.926993          158,234.1416
============   ==== ==========       =========         =========        ==============

                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                            NUMBER OF
                                     ACCUMULATION      ACCUMULATION       ACCUMULATION
                                     UNIT VALUE AT     UNIT VALUE AT          UNITS
                                      BEGINNING OF         END OF         OUTSTANDING AT
                                         PERIOD            PERIOD         END OF PERIOD
                                    ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
   04/02/2001   to  12/31/2001       12.328241         12.130840         179,253.1161
   01/01/2002   to  12/31/2002       12.130840          8.321485         242,304.1611
   01/01/2003   to  12/31/2003        8.321485         10.238325         208,747.0262
   01/01/2004   to  04/30/2004       10.238325         10.042015         211,777.1345
=============  ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
   04/10/2001   to  12/31/2001        8.268891          8.208521         495,709.9374
   01/01/2002   to  12/31/2002        8.208521          6.510021       1,145,681.8883
   01/01/2003   to  12/31/2003        6.510021          8.283229       1,186,442.1321
   01/01/2004   to  04/30/2004        8.283229          8.355039       1,063,397.0590
=============  ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
   04/10/2001   to  12/31/2001        8.657172          8.641278           4,024.4644
   01/01/2002   to  12/31/2002        8.641278          7.535981           6,139.1494
   01/01/2003   to  12/31/2003        7.535981          9.218508           5,659.6312
   01/01/2004   to  04/30/2004        9.218508          9.388724           5,651.5873
=============  ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   04/02/2001   to  12/31/2001       39.909345         41.312239         333,795.0812
   01/01/2002   to  12/31/2002       41.312239         33.272684       1,033,883.0189
   01/01/2003   to  12/31/2003       33.272684         42.786777       1,593,251.7660
   01/01/2004   to  12/31/2004       42.786777         47.407274       1,462,636.7260
   01/01/2005   to  12/31/2005       47.407274         48.215337       1,315,097.2795
   01/01/2006   to  12/31/2006       48.215337         55.863563       1,186,099.7281
=============  ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SERIES SUB-ACCOUNT (SERIES II))
   05/01/2002   to  12/31/2002       10.803813          8.303774           7,715.2654
   01/01/2003   to  12/31/2003        8.303774         10.196100           8,331.5277
   01/01/2004   to  04/30/2004       10.196100          9.989902           8,449.0272
=============  ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001   to  12/31/2001       10.000000          9.959547           6,630.7128
   01/01/2002   to  12/31/2002        9.959547          8.527764          23,042.3542
   01/01/2003   to  12/31/2003        8.527764         10.775679          23,811.8202
   01/01/2004   to  04/30/2004       10.775679         10.794246          23,062.0805
=============  ==== ==========       =========         =========       ==============

                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                     ACCUMULATION      ACCUMULATION     ACCUMULATION
                                     UNIT VALUE AT     UNIT VALUE AT      UNITS
                                      BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464         12.210438         283,891.4512
  01/01/2002    to  12/31/2002       12.210438         10.591865         438,433.3442
  01/01/2003    to  12/31/2003       10.591865         13.038724         457,398.9074
  01/01/2004    to  04/30/2004       13.038724         13.238207         408,778.6238
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       12.663647         12.740689           9,525.5606
  01/01/2002    to  12/31/2002       12.740689         10.576546          39,862.9040
  01/01/2003    to  12/31/2003       10.576546         13.782424          13,815.1877
  01/01/2004    to  04/30/2004       13.782424         13.855810          10,565.4301
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       20.107837         23.431176         107,578.0760
  01/01/2005    to  12/31/2005       23.431176         24.956952          88,530.1878
  01/01/2006    to  12/31/2006       24.956952         27.616698          74,991.5946
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  04/10/2001    to  12/31/2001       11.138556         12.406758         165,084.8047
  01/01/2002    to  12/31/2002       12.406758         10.663385         244,273.4377
  01/01/2003    to  12/31/2003       10.663385         13.526526         227,492.8274
  01/01/2004    to  04/30/2004       13.526526         13.940191         197,392.8790
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.425201         180,685.9894
  01/01/2002    to  12/31/2002       17.425201         15.497327         409,606.1774
  01/01/2003    to  12/31/2003       15.497327         19.188657         530,189.8002
  01/01/2004    to  12/31/2004       19.188657         23.498662         726,395.0754
  01/01/2005    to  12/31/2005       23.498662         24.975286         819,096.4932
  01/01/2006    to  12/31/2006       24.975286         27.558940         756,528.8061
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.720365         11.158321           6,472.6220
  01/01/2005    to  12/31/2005       11.158321         12.817041           5,064.6875
  01/01/2006    to  12/31/2006       12.817041         16.000859           4,278.6032
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.495151          7.174500           4,384.1230
  01/01/2002    to  12/31/2002        7.174500          5.619310           4,670.5398
  01/01/2003    to  12/31/2003        5.619310          6.882211           3,922.6016
  01/01/2004    to  04/30/2004        6.882211          6.946122           4,282.1728
============   ==== ==========       =========         =========         ============

                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                           NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
   04/10/2001   to  12/31/2001       10.955669         10.279624               28.7697
   01/01/2002   to  12/31/2002       10.279624          8.395837              133.4181
   01/01/2003   to  12/31/2003        8.395837         11.958008              114.3940
   01/01/2004   to  04/30/2004       11.958008         12.007714              114.3940
=============  ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CALSS A))
   04/10/2001   to  12/31/2001       11.035464          9.723017            5,255.1184
   01/01/2002   to  12/31/2002        9.723017          7.810082            5,202.0847
   01/01/2003   to  12/31/2003        7.810082         10.408896            4,606.6471
   01/01/2004   to  04/30/2004       10.408896         10.155880            5,809.5914
=============  ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/02/2001   to  12/31/2001        8.739526          8.364799           41,049.8664
   01/01/2002   to  12/31/2002        8.364799          7.256874          522,387.8148
   01/01/2003   to  12/31/2003        7.256874          9.425479          874,528.2853
   01/01/2004   to  12/31/2004        9.425479         11.084222        1,304,324.8450
   01/01/2005   to  12/31/2005       11.084222         12.698204        1,644,548.8198
   01/01/2006   to  12/31/2006       12.698204         15.829203        1,407,133.1390
=============  ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001   to  12/31/2001       10.870934          9.705998            4,815.0888
   01/01/2002   to  12/31/2002        9.705998          8.245550            8,747.7535
   01/01/2003   to  12/31/2003        8.245550         10.804180            8,424.5483
   01/01/2004   to  04/30/2004       10.804180         10.705111            5,358.2944
=============  ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001   to  12/31/2001       14.406299         12.908230          228,138.0493
   01/01/2002   to  12/31/2002       12.908230         10.453331          500,054.1756
   01/01/2003   to  12/31/2003       10.453331         13.215719          583,107.0148
   01/01/2004   to  12/31/2004       13.215719         15.104135          410,803.3479
   01/01/2005   to  04/30/2005       15.104135         14.657833              490.1258
=============  ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   04/10/2001   to  12/31/2001        7.574525          6.118329          132,703.4185
   01/01/2002   to  12/31/2002        6.118329          4.897527          279,832.6457
   01/01/2003   to  12/31/2003        4.897527          6.143105          298,709.2600
   01/01/2004   to  04/30/2004        6.143105          6.240635          256,227.2231
=============  ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.041611         10.134443           77,162.0693
  01/01/2002    to  12/31/2002       10.134443         10.077868          745,567.9878
  01/01/2003    to  12/31/2003       10.077868          9.955999          890,691.6762
  01/01/2004    to  12/31/2004        9.955999          9.855432          509,470.6728
  01/01/2005    to  04/30/2005        9.855432          9.860283            3,411.3696
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.455514         14.277527          535,190.5442
  01/01/2006    to  12/31/2006       14.277527         19.322711          431,641.1974
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
  04/24/2001    to  12/31/2001        9.045735         10.174973          150,995.3732
  01/01/2002    to  12/31/2002       10.174973         10.239382          296,070.9198
  01/01/2003    to  12/31/2003       10.239382         14.002497          339,844.2872
  01/01/2004    to  12/31/2004       14.002497         18.631496          306,186.7615
  01/01/2005    to  04/30/2005       18.631496         17.854757              272.9518
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.808000          8.277517        2,529,877.5500
  01/01/2005    to  12/31/2005        8.277517          8.526290        1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290          9.025889        1,813,925.7357
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.945879          8.816609          247,377.6617
  01/01/2002    to  12/31/2002        8.816609          7.207355          502,246.9635
  01/01/2003    to  12/31/2003        7.207355          8.566070          487,970.7247
  01/01/2004    to  04/30/2004        8.566070          8.601707          433,377.3997
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.119154          7.854776           19,534.0571
  01/01/2002    to  12/31/2002        7.854776          5.970450           19,065.6201
  01/01/2003    to  12/31/2003        5.970450          7.241893           19,705.1128
  01/01/2004    to  04/30/2004        7.241893          7.147694           19,705.1128
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.749005         10.818288           23,995.3125
  01/01/2002    to  12/31/2002       10.818288          8.010563           30,809.9421
  01/01/2003    to  12/31/2003        8.010563          9.799582           30,084.2724
  01/01/2004    to  04/30/2004        9.799582          9.976867           29,855.9158
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.075038         10.515687           72,154.0372
  01/01/2002    to  12/31/2002       10.515687         11.304919        2,135,803.4105
  01/01/2003    to  12/31/2003       11.304919         11.598744        3,129,998.9400
  01/01/2004    to  12/31/2004       11.598744         11.976661        2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661         12.045993        2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993         12.384722        2,757,324.6750
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.031953         14.234792           19,151.7733
  01/01/2002    to  12/31/2002       14.234792         11.034466           26,356.4036
  01/01/2003    to  12/31/2003       11.034466         13.923398           29,137.8876
  01/01/2004    to  12/31/2004       13.923398         16.204999           27,032.2201
  01/01/2005    to  12/31/2005       16.204999         17.500594           24,012.1791
  01/01/2006    to  12/31/2006       17.500594         19.731732           23,215.6881
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.285491          7.122789          490,111.7668
  01/01/2005    to  12/31/2005        7.122789          8.048401          407,960.8926
  01/01/2006    to  12/31/2006        8.048401          8.436668          323,670.0621
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        7.687457          7.188752          283,383.3877
  01/01/2002    to  12/31/2002        7.188752          4.815363          645,868.9467
  01/01/2003    to  12/31/2003        4.815363          6.528193          650,219.2445
  01/01/2004    to  04/30/2004        6.528193          6.658396          575,384.4424
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615046          8.220557          107,325.0956
  01/01/2002    to  12/31/2002        8.220557          4.525032          874,509.3435
  01/01/2003    to  12/31/2003        4.525032          6.081870        2,006,794.9600
  01/01/2004    to  12/31/2004        6.081870          7.048322        1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322          7.947436        1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436          8.299611        1,550,251.7051
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       15.084961         17.864943            6,383.4048
  01/01/2006    to  12/31/2006       17.864943         19.925290            6,111.0118
============   ==== ==========       =========         =========        ==============

                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                    ACCUMULATION      ACCUMULATION      ACCUMULATION
                                   UNIT VALUE AT     UNIT VALUE AT         UNITS
                                    BEGINNING OF         END OF        OUTSTANDING AT
                                       PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
   04/10/2001   to  12/31/2001        8.896468         10.561257         7,698.6500
   01/01/2002   to  12/31/2002       10.561257          9.209199        14,806.3978
   01/01/2003   to  12/31/2003        9.209199         12.866057         9,260.6915
   01/01/2004   to  12/31/2004       12.866057         15.948792         8,158.9213
   01/01/2005   to  04/30/2005       15.948792         14.967683             0.0000
=============  ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       11.927402         14.226210       749,621.5910
   01/01/2005   to  12/31/2005       14.226210         16.160130       675,892.4241
   01/01/2006   to  12/31/2006       16.160130         17.983664       622,328.8281
=============  ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001   to  12/31/2001       10.000000         11.077159         3,453.9341
   01/01/2002   to  12/31/2002       11.077159         10.201433        32,437.8880
   01/01/2003   to  12/31/2003       10.201433         14.138051        25,428.8304
   01/01/2004   to  04/30/2004       14.138051         14.324158        24,789.3422
=============  ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005        9.998644         10.458340       233,041.5843
   01/01/2006   to  12/31/2006       10.458340         11.939126       432,481.7855
=============  ==== ==========       =========         =========       ============
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   04/02/2001   to  12/31/2001        8.163640          8.802984       103,222.3907
   01/01/2002   to  12/31/2002        8.802984          6.544880       261,933.6938
   01/01/2003   to  12/31/2003        6.544880          8.736494       335,535.6865
   01/01/2004   to  12/31/2004        8.736494          9.662589       328,427.4924
   01/01/2005   to  12/31/2005        9.662589          9.940352       312,261.9803
   01/01/2006   to  12/31/2006        9.940352         10.596585       294,259.9442
=============  ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004   to  12/31/2004       42.373547         42.523806         4,676.0046
   01/01/2005   to  12/31/2005       42.523806         42.731058        63,880.1102
   01/01/2006   to  12/31/2006       42.731058         43.772618        89,526.7024
=============  ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005   to  12/31/2005        9.860067          9.947469       573,196.9846
   01/01/2006   to  12/31/2006        9.947469         10.230456       815,314.8727
=============  ==== ==========       =========         =========       ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       15.957788         17.923294           28,204.3266
  01/01/2005    to  12/31/2005       17.923294         18.320153           29,885.8421
  01/01/2006    to  12/31/2006       18.320153         20.984296           20,210.7196
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.803262          123,611.0320
  01/01/2003    to  12/31/2003        7.803262         10.549879          281,063.6073
  01/01/2004    to  12/31/2004       10.549879         11.311583          480,706.5590
  01/01/2005    to  12/31/2005       11.311583         11.739347          526,151.6279
  01/01/2006    to  12/31/2006       11.739347         12.683378          447,355.9250
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196756         10.136771          167,899.0385
  01/01/2002    to  12/31/2002       10.136771          8.320551        1,455,072.3987
  01/01/2003    to  12/31/2003        8.320551         10.699997        2,837,066.7900
  01/01/2004    to  12/31/2004       10.699997         11.802287        3,113,698.1630
  01/01/2005    to  12/31/2005       11.802287         12.786459        3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459         14.389697        3,004,904.4939
============   ==== ==========       =========         =========        ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         12.601949           54,003.9453
  01/01/2004    to  12/31/2004       12.601949         14.623726           52,425.3828
  01/01/2005    to  12/31/2005       14.623726         16.914945           52,315.0958
  01/01/2006    to  12/31/2006       16.914945         19.338940           40,980.3165
============   ==== ==========       =========         =========        ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        8.744763          9.666106            7,437.1852
  01/01/2005    to  12/31/2005        9.666106          9.925888          184,281.7557
  01/01/2006    to  12/31/2006        9.925888         10.712919          247,852.9500
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.593715         10.409513          892,343.7227
  01/01/2005    to  12/31/2005       10.409513         11.625804          816,190.2397
  01/01/2006    to  12/31/2006       11.625804         11.724679          814,130.3729
============   ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.797642         11.578333          515,068.8129
  01/01/2006    to  12/31/2006       11.578333         13.121585          414,812.5866
============   ==== ==========       =========         =========        ==============

                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001   to  12/31/2001        8.158267          7.954140        27,710.5086
   01/01/2002   to  12/31/2002        7.954140          6.059699        49,141.0675
   01/01/2003   to  12/31/2003        6.059699          7.632826        47,615.3307
   01/01/2004   to  12/31/2004        7.632826          8.284811        41,094.4581
   01/01/2005   to  04/30/2005        8.284811          7.898384             0.0000
=============  ==== ==========       =========         =========       ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2002   to  12/31/2002       10.000000          8.272157       154,240.0671
   01/01/2003   to  12/31/2003        8.272157          9.888863       320,486.8723
   01/01/2004   to  12/31/2004        9.888863         10.813315       301,118.6436
   01/01/2005   to  12/31/2005       10.813315         11.370986       275,435.2714
   01/01/2006   to  04/30/2006       11.370986         11.874667       267,085.5308
=============  ==== ==========       =========         =========       ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
   05/01/2003   to  12/31/2003       10.000000         11.809301             0.0000
   01/01/2004   to  04/30/2004       11.809301         12.015314            74.1117
=============  ==== ==========       =========         =========       ============
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001   to  12/31/2001       10.665345         10.920347             9.3762
   01/01/2002   to  12/31/2002       10.920347         11.621240        25,420.0822
   01/01/2003   to  12/31/2003       11.621240         12.585301        31,167.3937
   01/01/2004   to  04/30/2004       12.585301         12.542098        31,983.6295
=============  ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       11.014845         11.916121       222,600.4184
   01/01/2005   to  12/31/2005       11.916121         12.463356       358,599.2107
   01/01/2006   to  12/31/2006       12.463356         13.839295       926,229.4134
=============  ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001   to  12/31/2001       13.158597         11.946982        17,779.5545
   01/01/2002   to  12/31/2002       11.946982          7.772782        32,247.4836
   01/01/2003   to  12/31/2003        7.772782          9.934321        23,028.5224
   01/01/2004   to  04/30/2004        9.934321         10.130677        21,447.7052
=============  ==== ==========       =========         =========       ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       14.011787         12.589814        20,482.3310
  01/01/2002    to  12/31/2002       12.589814          8.631748        77,891.5610
  01/01/2003    to  12/31/2003        8.631748         11.253576       140,604.7296
  01/01/2004    to  12/31/2004       11.253576         11.414530       467,062.8871
  01/01/2005    to  12/31/2005       11.414530         11.846113       716,247.0255
  01/01/2006    to  04/30/2006       11.846113         12.366121       796,449.7342
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.161383         12.943954        75,437.4466
  01/01/2005    to  12/31/2005       12.943954         14.097094        69,253.6304
  01/01/2006    to  12/31/2006       14.097094         14.370140        50,638.6844
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439         12.175342        24,956.1260
  01/01/2002    to  12/31/2002       12.175342          8.540681        55,319.8510
  01/01/2003    to  12/31/2003        8.540681         11.530067        67,277.0956
  01/01/2004    to  04/30/2004       11.530067         11.737509        78,239.1365
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.219189         19.282790        26,862.4994
  01/01/2005    to  12/31/2005       19.282790         19.454003        27,228.1395
  01/01/2006    to  12/31/2006       19.454003         20.059883        25,891.2896
============   ==== ==========       =========         =========       ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        9.813112          9.935372         9,205.6617
  01/01/2002    to  12/31/2002        9.935372          9.656462        13,668.0906
  01/01/2003    to  12/31/2003        9.656462         11.677014        72,950.6550
  01/01/2004    to  12/31/2004       11.677014         12.583819        80,033.8788
  01/01/2005    to  12/31/2005       12.583819         12.889127       126,517.2656
  01/01/2006    to  12/31/2006       12.889127         13.833228       133,274.8406
============   ==== ==========       =========         =========       ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.898695         11.327448        14,805.8808
  01/01/2002    to  12/31/2002       11.327448         11.928507       100,630.8538
  01/01/2003    to  12/31/2003       11.928507         12.009083        68,521.7498
  01/01/2004    to  12/31/2004       12.009083         12.028821        81,468.5283
  01/01/2005    to  12/31/2005       12.028821         11.952419        85,716.4855
  01/01/2006    to  12/31/2006       11.952419         12.225028        72,170.0846
============   ==== ==========       =========         =========       ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO VIT STOCKPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        8.168710          8.094606         4,862.1503
  01/01/2002    to  12/31/2002        8.094606          6.352110        56,977.6730
  01/01/2003    to  12/31/2003        6.352110          8.146422        17,787.2976
  01/01/2004    to  12/31/2004        8.146422          8.878981        19,108.2152
  01/01/2005    to  12/31/2005        8.878981          9.038745        13,381.7611
  01/01/2006    to  12/31/2006        9.038745         10.215956        11,109.5334
============   ==== ==========       =========         =========       ============
 PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.990799         11.471803       279,978.2282
  01/01/2002    to  12/31/2002       11.471803         12.308845       495,189.8313
  01/01/2003    to  12/31/2003       12.308845         12.719587       450,359.3232
  01/01/2004    to  12/31/2004       12.719587         13.117550       430,499.3373
  01/01/2005    to  12/31/2005       13.117550         13.220032       359,512.0677
  01/01/2006    to  12/31/2006       13.220032         13.505156       302,257.5079
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.579412         11.202545        21,753.2700
  01/01/2002    to  12/31/2002       11.202545          8.926812        22,603.5346
  01/01/2003    to  12/31/2003        8.926812         11.185167        21,303.3222
  01/01/2004    to  12/31/2004       11.185167         12.224123        40,084.3715
  01/01/2005    to  12/31/2005       12.224123         12.653328        44,117.6739
  01/01/2006    to  12/31/2006       12.653328         14.427259        39,337.2097
============   ==== ==========       =========         =========       ============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.886743         11.016404         3,976.3220
  01/01/2002    to  12/31/2002       11.016404          7.520003        15,387.7145
  01/01/2003    to  12/31/2003        7.520003          9.850282         8,360.3194
  01/01/2004    to  12/31/2004        9.850282         11.491458         7,327.6460
  01/01/2005    to  12/31/2005       11.491458         12.677266         5,493.5986
  01/01/2006    to  12/31/2006       12.677266         13.150210         6,023.3772
============   ==== ==========       =========         =========       ============
 DWS VARIABLE SERIES II
 DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  04/10/2001    to  12/31/2001       11.799539         12.220680         9,196.0218
  01/01/2002    to  12/31/2002       12.220680         12.988538        32,631.7469
  01/01/2003    to  12/31/2003       12.988538         13.064372        23,281.6707
  01/01/2004    to  12/31/2004       13.064372         13.332140        18,618.0001
  01/01/2005    to  12/31/2005       13.332140         13.452082        13,049.7365
  01/01/2006    to  12/31/2006       13.452082         13.783408         7,236.5885
============   ==== ==========       =========         =========       ============

                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II)
   04/10/2001   to  12/31/2001        9.865125          9.564269            5,454.9319
   01/01/2002   to  12/31/2002        9.564269          6.259309            4,015.8607
   01/01/2003   to  12/31/2003        6.259309          8.185333            4,465.8474
   01/01/2004   to  12/31/2004        8.185333          8.938491            4,334.7752
   01/01/2005   to  12/31/2005        8.938491          9.414286            3,872.2733
   01/01/2006   to  12/31/2006        9.414286          9.748334            3,956.4057
=============  ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006   to  12/31/2006       10.594511         11.099798          639,937.3383
=============  ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006   to  12/31/2006       11.003990         11.543319        1,830,936.8523
=============  ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - GALLATIN ASSET ALLOCATION PROGRAM
 STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.950000         10.233081          934,270.4072
=============  ==== ==========       =========         =========        ==============
 STRATEGIC GROWTH SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.930000         10.310734          619,084.2645
=============  ==== ==========       =========         =========        ==============
 STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.960000         10.196803          966,996.9332
=============  ==== ==========       =========         =========        ==============

                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004   to  12/31/2004       10.310025         12.150742         2,567.6693
   01/01/2005   to  12/31/2005       12.150742         14.068404        54,617.4258
   01/01/2006   to  12/31/2006       14.068404         17.697268        73,302.3844
=============  ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004   to  12/31/2004       11.642953         12.684101       111,559.6663
   01/01/2005   to  12/31/2005       12.684101         13.172154       110,525.0374
   01/01/2006   to  12/31/2006       13.172154         15.539467       103,197.5894
=============  ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004   to  12/31/2004       10.294783         12.627869       352,767.1439
   01/01/2005   to  12/31/2005       12.627869         15.828910       360,961.3270
   01/01/2006   to  12/31/2006       15.828910         19.944302       293,553.0337
=============  ==== ==========       =========         =========       ============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004   to  12/31/2004        9.402248         10.811123       395,172.7968
   01/01/2005   to  12/31/2005       10.811123         11.716144       545,087.2610
   01/01/2006   to  12/31/2006       11.716144         13.996535       522,118.4870
=============  ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
   05/01/2004   to  12/31/2004       10.314681         11.025703        13,578.1900
   01/01/2005   to  12/31/2005       11.025703         11.776177        13,942.5769
   01/01/2006   to  12/31/2006       11.776177         12.285730        13,899.8899
=============  ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005       11.324007         12.863783       950,432.5565
   01/01/2006   to  12/31/2006       12.863783         14.448465       777,132.0016
=============  ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004   to  12/31/2004        7.022543          7.382727       891,109.7242
   01/01/2005   to  04/30/2005        7.382727          6.334705           196.7287
=============  ==== ==========       =========         =========       ============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005   to  12/31/2005       10.000000         10.123720        61,392.6747
   01/01/2006   to  12/31/2006       10.123720         11.126248       240,308.1896
=============  ==== ==========       =========         =========       ============

                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005   to  12/31/2005       10.000000         10.161869           15,946.1925
   01/01/2006   to  12/31/2006       10.161869         11.380262          149,556.1052
=============  ==== ==========       =========         =========        ==============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004   to  11/19/2004       14.477060         14.930708          434,416.9639
=============  ==== ==========       =========         =========        ==============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004   to  11/19/2004       15.020493         16.110947           75,748.8035
=============  ==== ==========       =========         =========        ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004        6.553140          7.110320        2,197,732.7570
   01/01/2005   to  12/31/2005        7.110320          7.943847        1,857,327.7344
   01/01/2006   to  12/31/2006        7.943847          7.678353        1,645,430.2590
=============  ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       15.995949         17.014558        1,423,919.9610
   01/01/2005   to  12/31/2005       17.014558         16.986823        1,399,447.2204
   01/01/2006   to  12/31/2006       16.986823         18.238141        1,217,495.8032
=============  ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004   to  12/31/2004       11.074253         11.877216          378,486.6547
   01/01/2005   to  04/30/2005       11.877216         11.489750              152.8616
=============  ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004   to  12/31/2004       11.427160         12.280336            2,487.4636
   01/01/2005   to  04/30/2005       12.280336         11.800348                0.0000
=============  ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       42.863071         47.407274        1,462,636.7260
   01/01/2005   to  12/31/2005       47.407274         48.215337        1,315,097.2795
   01/01/2006   to  12/31/2006       48.215337         55.863563        1,186,099.7281
=============  ==== ==========       =========         =========        ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       20.202701         23.498662          726,395.0754
   01/01/2005   to  12/31/2005       23.498662         24.975286          819,096.4932
   01/01/2006   to  12/31/2006       24.975286         27.558940          756,528.8061
=============  ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004        9.669653         11.084222        1,304,324.8450
   01/01/2005   to  12/31/2005       11.084222         12.698204        1,644,548.8198
   01/01/2006   to  12/31/2006       12.698204         15.829203        1,407,133.1390
=============  ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.911967          9.855432         509,470.6728
  01/01/2005    to  04/30/2005        9.855432          9.860283           3,411.3696
============   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.455514         14.277527         535,190.5442
  01/01/2006    to  12/31/2006       14.277527         19.322711         431,641.1974
============   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLICANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       13.610718         18.631496         306,186.7615
  01/01/2005    to  04/30/2005       18.631496         17.854757             272.9518
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.808000          8.277517       2,529,877.5500
  01/01/2005    to  12/31/2005        8.277517          8.526290       1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290          9.025889       1,813,925.7357
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.573887         11.976661       2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661         12.045993       2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993         12.384722       2,757,324.6750
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       13.997639         16.204999          27,032.2201
  01/01/2005    to  12/31/2005       16.204999         17.500594          24,012.1791
  01/01/2006    to  12/31/2006       17.500594         19.731732          23,215.6881
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.229156          7.048322       1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322          7.947436       1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436          8.299611       1,550,251.7051
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.927402         14.226210         749,621.5910
  01/01/2005    to  12/31/2005       14.226210         16.160130         675,892.4241
  01/01/2006    to  12/31/2006       16.160130         17.983664         622,328.8281
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644         10.458340         233,041.5843
  01/01/2006    to  12/31/2006       10.458340         11.939126         432,481.7855
============   ==== ==========       =========         =========       ==============

                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004        8.716138          9.662589         328,427.4924
   01/01/2005   to  12/31/2005        9.662589          9.940352         312,261.9803
   01/01/2006   to  12/31/2006        9.940352         10.596585         294,259.9442
=============  ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004   to  12/31/2004       42.373547         42.523806           4,676.0046
   01/01/2005   to  12/31/2005       42.523806         42.731058          63,880.1102
   01/01/2006   to  12/31/2006       42.731058         43.772618          89,526.7024
=============  ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005   to  12/31/2005        9.860067          9.947469         573,196.9846
   01/01/2006   to  12/31/2006        9.947469         10.230456         815,314.8727
=============  ==== ==========       =========         =========       ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       15.957788         17.923294          28,204.3266
   01/01/2005   to  12/31/2005       17.923294         18.320153          29,885.8421
   01/01/2006   to  12/31/2006       18.320153         20.984296          20,210.7196
=============  ==== ==========       =========         =========       ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       10.557975         11.311583         480,706.5590
   01/01/2005   to  12/31/2005       11.311583         11.739347         526,151.6279
   01/01/2006   to  12/31/2006       11.739347         12.683378         447,355.9250
=============  ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004   to  12/31/2004       10.980587         11.802287       3,113,698.1630
   01/01/2005   to  12/31/2005       11.802287         12.786459       3,101,670.2116
   01/01/2006   to  12/31/2006       12.786459         14.389697       3,004,904.4939
=============  ==== ==========       =========         =========       ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004       12.822799         14.623726          52,425.3828
   01/01/2005   to  12/31/2005       14.623726         16.914945          52,315.0958
   01/01/2006   to  12/31/2006       16.914945         19.338940          40,980.3165
=============  ==== ==========       =========         =========       ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004        8.744763          9.666106           7,437.1852
   01/01/2005   to  12/31/2005        9.666106          9.925888         184,281.7557
   01/01/2006   to  12/31/2006        9.925888         10.712919         247,852.9500
=============  ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.593715         10.409513         892,343.7227
  01/01/2005    to  12/31/2005       10.409513         11.625804         816,190.2397
  01/01/2006    to  12/31/2006       11.625804         11.724679         814,130.3729
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.770763         10.813315         301,118.6436
  01/01/2005    to  12/31/2005       10.813315         11.370986         275,435.2714
  01/01/2006    to  04/30/2006       11.370986         11.874667         267,085.5308
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.014845         11.916121         222,600.4184
  01/01/2005    to  12/31/2005       11.916121         12.463356         358,599.2107
  01/01/2006    to  12/31/2006       12.463356         13.839295         926,229.4134
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       11.003981         11.414530         467,062.8871
  01/01/2005    to  12/31/2005       11.414530         11.846113         716,247.0255
  01/01/2006    to  04/30/2006       11.846113         12.366121         796,449.7342
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.161383         12.943954          75,437.4466
  01/01/2005    to  12/31/2005       12.943954         14.097094          69,253.6304
  01/01/2006    to  12/31/2006       14.097094         14.370140          50,638.6844
============   ==== ==========       =========         =========         ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.219189         19.282790          26,862.4994
  01/01/2005    to  12/31/2005       19.282790         19.454003          27,228.1395
  01/01/2006    to  12/31/2006       19.454003         20.059883          25,891.2896
============   ==== ==========       =========         =========         ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.626689         12.583819          80,033.8788
  01/01/2005    to  12/31/2005       12.583819         12.889127         126,517.2656
  01/01/2006    to  12/31/2006       12.889127         13.833228         133,274.8406
============   ==== ==========       =========         =========         ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.979783         12.028821          81,468.5283
  01/01/2005    to  12/31/2005       12.028821         11.952419          85,716.4855
  01/01/2006    to  12/31/2006       11.952419         12.225028          72,170.0846
============   ==== ==========       =========         =========         ============

                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIMCO VIT STOCKPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004   to  12/31/2004        8.151389          8.878981           19,108.2152
   01/01/2005   to  12/31/2005        8.878981          9.038745           13,381.7611
   01/01/2006   to  12/31/2006        9.038745         10.215956           11,109.5334
=============  ==== ==========       =========         =========        ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004   to  12/31/2004       11.280104         12.224123           40,084.3715
   01/01/2005   to  12/31/2005       12.224123         12.653328           44,117.6739
   01/01/2006   to  12/31/2006       12.653328         14.427259           39,337.2097
=============  ==== ==========       =========         =========        ==============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004   to  12/31/2004       10.103712         11.491458            7,327.6460
   01/01/2005   to  12/31/2005       11.491458         12.677266            5,493.5986
   01/01/2006   to  12/31/2006       12.677266         13.150210            6,023.3772
=============  ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006   to  12/31/2006       10.594511         11.099798          639,937.3383
=============  ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006   to  12/31/2006       11.003990         11.543319        1,830,936.8523
=============  ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - GALLATIN ASSET ALLOCATION PROGRAM
 STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.950000         10.233081          934,270.4072
=============  ==== ==========       =========         =========        ==============
 STRATEGIC GROWTH SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.930000         10.310734          619,084.2645
=============  ==== ==========       =========         =========        ==============
 STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.960000         10.196803          966,996.9332
=============  ==== ==========       =========         =========        ==============

                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004   to  12/31/2004       15.077094         17.786584           773.6308
   01/01/2005   to  12/31/2005       17.786584         20.624526        43,459.2840
   01/01/2006   to  12/31/2006       20.624526         25.983329        53,920.0984
=============  ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004   to  12/31/2004       47.168508         51.437589         1,478.7947
   01/01/2005   to  12/31/2005       51.437589         53.496731         3,433.4825
   01/01/2006   to  12/31/2006       53.496731         63.205667         3,967.8870
=============  ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004   to  12/31/2004        6.847729          8.407970       113,287.6509
   01/01/2005   to  12/31/2005        8.407970         10.555071       241,982.5724
   01/01/2006   to  12/31/2006       10.555071         13.319212       269,268.4127
=============  ==== ==========       =========         =========       ============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004   to  12/31/2004       22.322642         25.693100        63,842.9028
   01/01/2005   to  12/31/2005       25.693100         27.885593       158,057.5721
   01/01/2006   to  12/31/2006       27.885593         33.363009       158,265.8506
=============  ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
   05/01/2004   to  12/31/2004       19.403176         20.761338             0.0000
   01/01/2005   to  12/31/2005       20.761338         22.207661           188.8630
   01/01/2006   to  12/31/2006       22.207661         23.203277           629.6322
=============  ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005       11.402499         12.965826       243,909.2927
   01/01/2006   to  12/31/2006       12.965826         14.584886       200,433.1610
=============  ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004   to  12/31/2004       13.657809         14.372612        90,539.1535
   01/01/2005   to  04/30/2005       14.372612         12.338375             0.0000
=============  ==== ==========       =========         =========       ============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005   to  12/31/2005       10.000000         10.127506        43,246.1495
   01/01/2006   to  12/31/2006       10.127506         11.147068       374,324.5676
=============  ==== ==========       =========         =========       ============

                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005   to  12/31/2005       10.000000         10.165670         103,277.5711
   01/01/2006   to  12/31/2006       10.165670         11.401556         387,878.6347
=============  ==== ==========       =========         =========         ============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004   to  11/19/2004       14.431310         14.895701          88,025.7612
=============  ==== ==========       =========         =========         ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004   to  11/19/2004       14.715388         15.796607             318.2712
=============  ==== ==========       =========         =========         ============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004        6.597854          7.165960         357,322.6776
   01/01/2005   to  12/31/2005        7.165960          8.017990         266,399.2212
   01/01/2006   to  12/31/2006        8.017990          7.761627         289,450.6058
=============  ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       16.104967         17.147561         305,895.0429
   01/01/2005   to  12/31/2005       17.147561         17.145239         406,319.8207
   01/01/2006   to  12/31/2006       17.145239         18.435781         361,235.0413
=============  ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004   to  12/31/2004       14.305507         15.358021          69,881.3464
   01/01/2005   to  04/30/2005       15.358021         14.864274               0.0000
=============  ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004   to  12/31/2004       15.998431         17.210010               0.0000
   01/01/2005   to  04/30/2005       17.210010         16.545435               0.0000
=============  ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       43.155329         47.778007         272,199.5771
   01/01/2005   to  12/31/2005       47.778007         48.665131         364,471.4972
   01/01/2006   to  12/31/2006       48.665131         56.469091         364,176.8859
=============  ==== ==========       =========         =========         ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       20.043768         23.336992         169,864.5641
   01/01/2005   to  12/31/2005       23.336992         24.840578         427,820.2025
   01/01/2006   to  12/31/2006       24.840578         27.451333         490,929.7185
=============  ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004        9.735580         11.170897         341,872.9895
   01/01/2005   to  12/31/2005       11.170897         12.812338         466,828.0333
   01/01/2006   to  12/31/2006       12.812338         15.975005         468,956.9514
=============  ==== ==========       =========         =========         ============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.979567          9.932521           35,261.8340
  01/01/2005    to  04/30/2005        9.932521          9.942272                0.0000
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.474308         14.313282          167,563.8515
  01/01/2006    to  12/31/2006       14.313282         19.400065          149,857.8175
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.115025         20.711273           37,149.6055
  01/01/2005    to  04/30/2005       20.711273         19.857551                0.0000
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.861263          8.342276          587,746.6856
  01/01/2005    to  12/31/2005        8.342276          8.605857          491,941.5275
  01/01/2006    to  12/31/2006        8.605857          9.123759          559,131.7120
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.652784         12.070302          627,605.8901
  01/01/2005    to  12/31/2005       12.070302         12.158353        1,222,596.5719
  01/01/2006    to  12/31/2006       12.158353         12.518956        1,375,950.7396
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.568596         14.565078            2,066.9340
  01/01/2005    to  12/31/2005       14.565078         15.753095            9,231.8931
  01/01/2006    to  12/31/2006       15.753095         17.788034           15,288.6656
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.271657          7.103474          404,278.9055
  01/01/2005    to  12/31/2005        7.103474          8.021608          740,632.1901
  01/01/2006    to  12/31/2006        8.021608          8.389616          776,406.0241
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.975352         14.297607          260,661.2046
  01/01/2005    to  12/31/2005       14.297607         16.265528          248,109.4350
  01/01/2006    to  12/31/2006       16.265528         18.128055          262,753.8929
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998767         10.468869          253,637.4236
  01/01/2006    to  12/31/2006       10.468869         11.969030          447,480.3448
============   ==== ==========       =========         =========        ==============

                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004        8.756346          9.716826           32,116.1204
   01/01/2005   to  12/31/2005        9.716826         10.011111           58,534.9431
   01/01/2006   to  12/31/2006       10.011111         10.687997           66,336.3304
=============  ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004   to  12/31/2004       43.880664         43.908593            3,315.2247
   01/01/2005   to  12/31/2005       43.908593         44.188654           74,302.8705
   01/01/2006   to  12/31/2006       44.188654         45.333507           92,692.1192
=============  ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005   to  12/31/2005        9.942177         10.040284           44,106.0766
   01/01/2006   to  12/31/2006       10.040284         10.341366          339,207.9758
=============  ==== ==========       =========         =========        ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       16.049731         18.044500           29,480.0928
   01/01/2005   to  12/31/2005       18.044500         18.471644           27,456.8359
   01/01/2006   to  12/31/2006       18.471644         21.189493           23,969.7421
=============  ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       10.589837         11.357010          103,152.8346
   01/01/2005   to  12/31/2005       11.357010         11.804135          219,351.0393
   01/01/2006   to  12/31/2006       11.804135         12.772469          254,169.9468
=============  ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004   to  12/31/2004       11.055459         11.894586          898,607.9162
   01/01/2005   to  12/31/2005       11.894586         12.905737        1,334,449.9423
   01/01/2006   to  12/31/2006       12.905737         14.545670        1,423,480.7740
=============  ==== ==========       =========         =========        ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004       11.667009         13.318846              684.9853
   01/01/2005   to  12/31/2005       13.318846         15.428671            1,873.7348
   01/01/2006   to  12/31/2006       15.428671         17.666084            3,306.5965
=============  ==== ==========       =========         =========        ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004        8.784337          9.719514            9,451.3041
   01/01/2005   to  12/31/2005        9.719514          9.995667          234,723.2231
   01/01/2006   to  12/31/2006        9.995667         10.804390          326,998.5634
=============  ==== ==========       =========         =========        ==============

                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.632312         10.461794         351,174.6091
  01/01/2005    to  12/31/2005       10.461794         11.701673         432,162.4161
  01/01/2006    to  12/31/2006       11.701673         11.818868         514,275.2690
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.651943          8.476841           1,609.7314
  01/01/2005    to  12/31/2005        8.476841          8.927355          10,384.2329
  01/01/2006    to  04/30/2006        8.927355          9.327315          10,369.6762
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.105880         12.026561         121,618.3253
  01/01/2005    to  12/31/2005       12.026561         12.597694         381,939.9241
  01/01/2006    to  12/31/2006       12.597694         14.009405         941,427.1815
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       49.396368         51.290314          51,196.1692
  01/01/2005    to  12/31/2005       51.290314         53.309267         135,608.4182
  01/01/2006    to  04/30/2006       53.309267         55.676368         159,450.8399
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.293010         13.097077           4,081.2928
  01/01/2005    to  12/31/2005       13.097077         14.285200          10,330.9892
  01/01/2006    to  12/31/2006       14.285200         14.583703           7,615.0347
============   ==== ==========       =========         =========         ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.480982         19.579325           1,105.4301
  01/01/2005    to  12/31/2005       19.579325         19.782744           6,912.5974
  01/01/2006    to  12/31/2006       19.782744         20.429400           9,747.8805
============   ==== ==========       =========         =========         ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.792697         12.776191             841.9190
  01/01/2005    to  12/31/2005       12.776191         13.105759          87,830.7267
  01/01/2006    to  12/31/2006       13.105759         14.086782         149,683.7292
============   ==== ==========       =========         =========         ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       12.036546         12.097844          96,530.8397
  01/01/2005    to  12/31/2005       12.097844         12.039003          50,576.4933
  01/01/2006    to  12/31/2006       12.039003         12.332021          40,029.2648
============   ==== ==========       =========         =========         ============

                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIMCO VIT STOCKPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004   to  12/31/2004       11.895202         12.969860              542.4920
   01/01/2005   to  12/31/2005       12.969860         13.222995            3,399.2965
   01/01/2006   to  12/31/2006       13.222995         14.967535            3,607.2288
=============  ==== ==========       =========         =========        ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004   to  12/31/2004       43.934444         47.658643              802.9248
   01/01/2005   to  12/31/2005       47.658643         49.405839              980.0529
   01/01/2006   to  12/31/2006       49.405839         56.416590              893.3883
=============  ==== ==========       =========         =========        ==============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004   to  12/31/2004       12.217615         13.909535              687.7593
   01/01/2005   to  12/31/2005       13.909535         15.367824              149.7068
   01/01/2006   to  12/31/2006       15.367824         15.965015              460.1982
=============  ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006   to  12/31/2006       10.618221         11.135709          185,235.3179
=============  ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006   to  12/31/2006       11.028614         11.580662          958,915.0270
=============  ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - GALLATIN ASSET ALLOCATION PROGRAM
 STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.950000         10.235141          688,455.1861
=============  ==== ==========       =========         =========        ==============
 STRATEGIC GROWTH SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.930000         10.312809          642,393.5748
=============  ==== ==========       =========         =========        ==============
 STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.960000         10.198856        1,255,121.3078
=============  ==== ==========       =========         =========        ==============

                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004   to  12/31/2004       14.667996         17.275317             0.0000
   01/01/2005   to  12/31/2005       17.275317         19.981824         1,672.7500
   01/01/2006   to  12/31/2006       19.981824         25.110974         6,558.6946
=============  ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004   to  12/31/2004       45.141256         49.145328             0.0000
   01/01/2005   to  12/31/2005       49.145328         50.985461             0.0000
   01/01/2006   to  12/31/2006       50.985461         60.088685           189.8466
=============  ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004   to  12/31/2004        6.709168          8.224201        12,632.4751
   01/01/2005   to  12/31/2005        8.224201         10.298691        16,933.9559
   01/01/2006   to  12/31/2006       10.298691         12.963337        17,313.1101
=============  ==== ==========       =========         =========       ============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004   to  12/31/2004       21.662247         24.891707         4,253.9983
   01/01/2005   to  12/31/2005       24.891707         26.948561         6,772.5151
   01/01/2006   to  12/31/2006       26.948561         32.161659         9,091.3419
=============  ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
   05/01/2004   to  12/31/2004       18.876607         20.164452             0.0000
   01/01/2005   to  12/31/2005       20.164452         21.515502             0.0000
   01/01/2006   to  12/31/2006       21.515502         22.424094             0.0000
=============  ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005       11.345499         12.879664       362,246.6080
   01/01/2006   to  12/31/2006       12.879664         14.451878       329,252.6982
=============  ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004   to  12/31/2004       13.453850         14.134511         7,452.8552
   01/01/2005   to  04/30/2005       14.134511         12.124073             0.0000
=============  ==== ==========       =========         =========       ============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005   to  12/31/2005       10.000000         10.121196             0.0000
   01/01/2006   to  12/31/2006       10.121196         11.112386        14,328.8819
=============  ==== ==========       =========         =========       ============

                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005   to  12/31/2005       10.000000         10.159336             0.0000
   01/01/2006   to  12/31/2006       10.159336         11.366084        21,566.2409
=============  ==== ==========       =========         =========       ============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004   to  11/19/2004       14.145175         14.580471         4,353.1515
=============  ==== ==========       =========         =========       ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004   to  11/19/2004       14.423600         15.462288            92.9188
=============  ==== ==========       =========         =========       ============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004        6.581263          7.136100       781,225.4021
   01/01/2005   to  12/31/2005        7.136100          7.964706       525,101.1448
   01/01/2006   to  12/31/2006        7.964706          7.690836       495,540.0535
=============  ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       16.064451         17.076098       685,346.9420
   01/01/2005   to  12/31/2005       17.076098         17.031269       537,149.8991
   01/01/2006   to  12/31/2006       17.031269         18.267637       542,621.3729
=============  ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004   to  12/31/2004       13.995030         14.999825         4,641.0323
   01/01/2005   to  04/30/2005       14.999825         14.505759             0.0000
=============  ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004   to  12/31/2004       15.270372         16.399617             0.0000
   01/01/2005   to  04/30/2005       16.399617         15.753483             0.0000
=============  ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       43.046833         47.578964       429,989.9089
   01/01/2005   to  12/31/2005       47.578964         48.341721       351,515.8593
   01/01/2006   to  12/31/2006       48.341721         55.954181       341,504.5455
=============  ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       19.710562         22.911042        12,243.5736
   01/01/2005   to  12/31/2005       22.911042         24.326474        25,702.6111
   01/01/2006   to  12/31/2006       24.326474         26.816252        27,033.5655
=============  ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004        9.711106         11.124362       522,437.5979
   01/01/2005   to  12/31/2005       11.124362         12.727210       405,795.7495
   01/01/2006   to  12/31/2006       12.727210         15.829364       403,883.4304
=============  ==== ==========       =========         =========       ============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.954439          9.891100         253,746.9493
  01/01/2005    to  04/30/2005        9.891100          9.892743               0.0000
============   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.443000         14.253740         136,325.5664
  01/01/2006    to  12/31/2006       14.253740         19.271313         157,880.1882
============   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.001085         20.521158           1,059.4204
  01/01/2005    to  04/30/2005       20.521158         19.659220               0.0000
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.841501          8.307522       1,304,920.5870
  01/01/2005    to  12/31/2005        8.307522          8.548668         994,431.8974
  01/01/2006    to  12/31/2006        8.548668          9.040556         971,145.3829
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.623443         12.019969         763,670.5952
  01/01/2005    to  12/31/2005       12.019969         12.077499         699,133.5903
  01/01/2006    to  12/31/2006       12.077499         12.404736         849,038.1120
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.319307         14.252550              41.1182
  01/01/2005    to  12/31/2005       14.252550         15.376713              40.9022
  01/01/2006    to  12/31/2006       15.376713         17.319799           2,108.5351
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.255895          7.073886         539,705.6911
  01/01/2005    to  12/31/2005        7.073886          7.968314         522,229.9930
  01/01/2006    to  12/31/2006        7.968314          8.313116         501,887.7220
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.945259         14.238069         658,400.3957
  01/01/2005    to  12/31/2005       14.238069         16.157491         582,506.2236
  01/01/2006    to  12/31/2006       16.157491         17.962804         632,083.8801
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562         10.451325          22,966.7521
  01/01/2006    to  12/31/2006       10.451325         11.919227          85,062.7874
============   ==== ==========       =========         =========       ==============

                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004        8.686076          9.622877                0.0000
   01/01/2005   to  12/31/2005        9.622877          9.889633            6,276.6601
   01/01/2006   to  12/31/2006        9.889633         10.532005            4,318.5228
=============  ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004   to  12/31/2004       41.610737         41.624957               18.0211
   01/01/2005   to  12/31/2005       41.624957         41.786131              858.5974
   01/01/2006   to  12/31/2006       41.786131         42.761992            1,863.3280
=============  ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005   to  12/31/2005        9.892445          9.973519          458,380.6783
   01/01/2006   to  12/31/2006        9.973519         10.247024          687,210.1040
=============  ==== ==========       =========         =========        ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       15.896785         17.842943            1,432.6957
   01/01/2005   to  12/31/2005       17.842943         18.219848            2,078.4602
   01/01/2006   to  12/31/2006       18.219848         20.848602              958.7108
=============  ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       10.536806         11.281419            3,772.1408
   01/01/2005   to  12/31/2005       11.281419         11.696374           10,930.0985
   01/01/2006   to  12/31/2006       11.696374         12.624352           12,990.4301
=============  ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004   to  12/31/2004       11.027666         11.845032        1,387,014.0070
   01/01/2005   to  12/31/2005       11.845032         12.819984        1,232,480.4169
   01/01/2006   to  12/31/2006       12.819984         14.413047        1,309,198.0454
=============  ==== ==========       =========         =========        ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004       11.293344         12.870928                0.0000
   01/01/2005   to  12/31/2005       12.870928         14.872688                0.0000
   01/01/2006   to  12/31/2006       14.872688         16.987067                0.0000
=============  ==== ==========       =========         =========        ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004        8.718478          9.630663            4,284.4024
   01/01/2005   to  12/31/2005        9.630663          9.879639           10,210.4079
   01/01/2006   to  12/31/2006        9.879639         10.652369           19,584.6011
=============  ==== ==========       =========         =========        ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.608101         10.418212         663,087.6564
  01/01/2005    to  12/31/2005       10.418212         11.623927         515,598.7796
  01/01/2006    to  12/31/2006       11.623927         11.711098         513,916.9419
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.556583          8.357337               0.0000
  01/01/2005    to  12/31/2005        8.357337          8.779589               0.0000
  01/01/2006    to  04/30/2006        8.779589          9.165521               0.0000
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.954570         11.843058          10,204.4961
  01/01/2005    to  12/31/2005       11.843058         12.374594          15,562.6811
  01/01/2006    to  12/31/2006       12.374594         13.727037          44,402.7810
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       47.272476         49.003651           4,642.2216
  01/01/2005    to  12/31/2005       49.003651         50.805801           7,591.4427
  01/01/2006    to  04/30/2006       50.805801         53.018881          10,270.5856
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.074414         12.842867               0.0000
  01/01/2005    to  12/31/2005       12.842867         13.973068               0.0000
  01/01/2006    to  12/31/2006       13.973068         14.229504               0.0000
============   ==== ==========       =========         =========         ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.046723         19.087598               0.0000
  01/01/2005    to  12/31/2005       19.087598         19.237881               0.0000
  01/01/2006    to  12/31/2006       19.237881         19.817257               0.0000
============   ==== ==========       =========         =========         ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.616720         12.564699               0.0000
  01/01/2005    to  12/31/2005       12.564699         12.856712             622.4767
  01/01/2006    to  12/31/2006       12.856712         13.784686           3,596.1214
============   ==== ==========       =========         =========         ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.880671         11.921395               0.0000
  01/01/2005    to  12/31/2005       11.921395         11.833866           2,523.5005
  01/01/2006    to  12/31/2006       11.833866         12.091706           2,523.5005
============   ==== ==========       =========         =========         ============

                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIMCO VIT STOCKPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004   to  12/31/2004       11.708080         12.744690                0.0000
   01/01/2005   to  12/31/2005       12.744690         12.961081                0.0000
   01/01/2006   to  12/31/2006       12.961081         14.634540                0.0000
=============  ==== ==========       =========         =========        ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004   to  12/31/2004       42.184562         45.684643               12.2422
   01/01/2005   to  12/31/2005       45.684643         47.241564              949.0122
   01/01/2006   to  12/31/2006       47.241564         53.810906              949.6890
=============  ==== ==========       =========         =========        ==============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004   to  12/31/2004       11.995454         13.633986                0.0000
   01/01/2005   to  12/31/2005       13.633986         15.025898                0.0000
   01/01/2006   to  12/31/2006       15.025898         15.570921                0.0000
=============  ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006   to  12/31/2006       10.578733         11.075921          918,626.7875
=============  ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006   to  12/31/2006       10.987604         11.518490        3,520,388.0639
=============  ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - GALLATIN ASSET ALLOCATION PROGRAM
 STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.950000         10.231708           78,249.2082
=============  ==== ==========       =========         =========        ==============
 STRATEGIC GROWTH SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.930000         10.309350          102,188.3658
=============  ==== ==========       =========         =========        ==============
 STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.960000         10.195435                0.0000
=============  ==== ==========       =========         =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362          9.525031         3,498.6847
  01/01/2002    to  12/31/2002        9.525031          7.888596         5,038.8382
  01/01/2003    to  12/31/2003        7.888596          9.999711         4,871.2107
  01/01/2004    to  12/31/2004        9.999711         12.178466        12,406.1605
  01/01/2005    to  12/31/2005       12.178466         14.106414        28,552.8247
  01/01/2006    to  12/31/2006       14.106414         17.767455        26,254.5036
============   ==== ==========       =========         =========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002        9.665202          7.873851            10.3464
  01/01/2003    to  12/31/2003        7.873851          9.945120         1,809.6117
  01/01/2004    to  12/31/2004        9.945120         12.082586         5,542.9163
  01/01/2005    to  12/31/2005       12.082586         13.968589        19,705.2451
  01/01/2006    to  12/31/2006       13.968589         17.545449         7,089.8248
============   ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897         11.111610         7,804.1267
  01/01/2002    to  12/31/2002       11.111610          9.041335        94,827.0369
  01/01/2003    to  12/31/2003        9.041335         11.546785        99,176.3503
  01/01/2004    to  12/31/2004       11.546785         12.614180        97,766.1046
  01/01/2005    to  12/31/2005       12.614180         13.079966        95,175.2572
  01/01/2006    to  12/31/2006       13.079966         15.407653        75,716.0116
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
  04/10/2001    to  12/31/2001        6.977784          6.957091       143,570.6035
  01/01/2002    to  12/31/2002        6.957091          6.822902       258,753.2602
  01/01/2003    to  12/31/2003        6.822902         10.252540       294,435.2887
  01/01/2004    to  12/31/2004       10.252540         12.557490       278,444.2294
  01/01/2005    to  12/31/2005       12.557490         15.717185       245,427.9309
  01/01/2006    to  12/31/2006       15.717185         19.773932       147,239.8530
============   ==== ==========       =========         =========       ============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602          8.891510        10,843.1835
  01/01/2002    to  12/31/2002        8.891510          7.111749        38,755.4190
  01/01/2003    to  12/31/2003        7.111749          9.235060       123,953.9822
  01/01/2004    to  12/31/2004        9.235060         10.750454       266,809.2952
  01/01/2005    to  12/31/2005       10.750454         11.632986       277,553.6036
  01/01/2006    to  12/31/2006       11.632986         13.876424       176,821.3254
============   ==== ==========       =========         =========       ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 GOLDMAN SACHS VARIABLE INSURANCE TRUST
 GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
  04/10/2001    to  12/31/2001       11.599133         11.698638         9,034.8775
  01/01/2002    to  04/25/2002       11.698638         11.656126             0.0000
============   ==== ==========       =========         =========       ============
 GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
  04/10/2001    to  12/31/2001        4.961921          4.247531        11,732.5881
  01/01/2002    to  04/25/2002        4.247531          3.427434             0.0000
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       11.401035         11.149853        39,781.6782
  01/01/2002    to  12/31/2002       11.149853          8.283479        67,299.1238
  01/01/2003    to  12/31/2003        8.283479         10.537557        57,416.3486
  01/01/2004    to  12/31/2004       10.537557         11.034807        60,833.2394
  01/01/2005    to  12/31/2005       11.034807         11.796229        58,473.1054
  01/01/2006    to  12/31/2006       11.796229         12.316286        51,628.2980
============   ==== ==========       =========         =========       ============
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002       10.455755          8.274422         5,123.2638
  01/01/2003    to  12/31/2003        8.274422         10.498626         3,154.5434
  01/01/2004    to  12/31/2004       10.498626         10.963802         3,113.3199
  01/01/2005    to  12/31/2005       10.963802         11.692564         3,144.4153
  01/01/2006    to  12/31/2006       11.692564         12.180260         2,848.0241
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.263622         12.782480       817,804.6238
  01/01/2006    to  12/31/2006       12.782480         14.335678       626,501.9730
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        7.390419          8.018085       190,952.5496
  01/01/2002    to  12/31/2002        8.018085          5.370516       457,102.8516
  01/01/2003    to  12/31/2003        5.370516          7.038229       629,211.8352
  01/01/2004    to  12/31/2004        7.038229          7.341529       671,901.6698
  01/01/2005    to  04/30/2005        7.341529          6.296271             0.0000
============   ==== ==========       =========         =========       ============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  09/30/2005    to  12/31/2005       10.000000         10.119934             0.0000
  01/01/2006    to  12/31/2006       10.119934         11.105461         9,772.1730
============   ==== ==========       =========         =========       ============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
  09/30/2005    to  12/31/2005       10.000000         10.158070             0.0000
  01/01/2006    to  12/31/2006       10.158070         11.359002        33,120.0469
============   ==== ==========       =========         =========       ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001       13.360301         12.730273         286,480.5948
  01/01/2002    to  12/31/2002       12.730273          8.646800         610,397.5840
  01/01/2003    to  12/31/2003        8.646800         10.477136         865,464.4757
  01/01/2004    to  04/30/2004       10.477136         10.356737         919,131.1769
============   ==== ==========       =========         =========       ==============
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.089569          11,502.3566
  01/01/2002    to  12/31/2002       17.089569         12.568520          16,549.2743
  01/01/2003    to  04/25/2003       12.568520         13.039455          16,617.0071
============   ==== ==========       =========         =========       ==============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.481506           2,917.0795
  01/01/2002    to  12/31/2002       10.481506          8.594369           3,743.3554
  01/01/2003    to  04/25/2003        8.594369          8.340065           4,134.6800
============   ==== ==========       =========         =========       ==============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.042663         13.362058          59,524.4518
  01/01/2002    to  12/31/2002       13.362058         14.251499         156,931.8255
  01/01/2003    to  12/31/2003       14.251499         14.523236         305,601.0555
  01/01/2004    to  11/19/2004       14.523236         14.849583         332,603.1958
============   ==== ==========       =========         =========       ==============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       14.909620         15.671320          11,092.2320
  01/01/2002    to  12/31/2002       15.671320         11.416343          21,931.9612
  01/01/2003    to  12/31/2003       11.416343         14.935490          22,894.3009
  01/01/2004    to  11/19/2004       14.935490         16.023358          20,298.5026
============   ==== ==========       =========         =========       ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        6.522523          7.070062       2,084,113.6850
  01/01/2005    to  12/31/2005        7.070062          7.887068       1,702,529.6789
  01/01/2006    to  12/31/2006        7.887068          7.612069       1,355,423.3051
============   ==== ==========       =========         =========       ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.029498         10.313205         217,020.4313
  01/01/2002    to  12/31/2002       10.313205          7.986347         351,423.9175
  01/01/2003    to  12/31/2003        7.986347          9.556775         272,807.4505
  01/01/2004    to  12/31/2004        9.556775         10.430031         204,597.5828
  01/01/2005    to  12/31/2005       10.430031         10.964002         174,417.5238
  01/01/2006    to  12/31/2006       10.964002         12.135801         116,574.5115
============   ==== ==========       =========         =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       15.740284         16.740068           10,154.3720
  01/01/2005    to  12/31/2005       16.740068         16.739654            9,923.2631
  01/01/2006    to  12/31/2006       16.739654         17.979973            8,443.2032
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT))
  04/10/2001    to  12/31/2001        8.738366          7.373879           30,335.5873
  01/01/2002    to  12/31/2002        7.373879          7.148465           30,391.6982
  01/01/2003    to  12/31/2003        7.148465          8.778808           25,017.0656
  01/01/2004    to  04/30/2004        8.778808          8.902118           23,396.2978
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.958495         13.934910           41,643.4787
  01/01/2002    to  12/31/2002       13.934910         13.607857          183,438.0434
  01/01/2003    to  12/31/2003       13.607857         15.925780        1,026,911.4563
  01/01/2004    to  12/31/2004       15.925780         16.918301        1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301         16.865474        1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474         18.080789          883,966.3053
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        9.733531          9.511941           82,917.1643
  01/01/2002    to  12/31/2002        9.511941          9.559619          177,302.0993
  01/01/2003    to  12/31/2003        9.559619         11.051057          312,014.4223
  01/01/2004    to  12/31/2004       11.051057         11.810963          326,832.3692
  01/01/2005    to  04/30/2005       11.810963         11.420069                0.0000
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       10.000000          9.000486              336.2873
  01/01/2002    to  12/31/2002        9.000486          9.131561            7,924.5269
  01/01/2003    to  12/31/2003        9.131561         11.368295           10,378.6618
  01/01/2004    to  12/31/2004       11.368295         12.212649            7,116.7915
  01/01/2005    to  04/30/2005       12.212649         11.729565                0.0000
============   ==== ==========       =========         =========        ==============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT
  04/02/2001    to  12/31/2001        9.170160         10.575580            8,710.4378
  01/01/2002    to  12/31/2002       10.575580          7.360312           16,460.9876
  01/01/2003    to  04/25/2003        7.360312          7.464640           18,180.4768
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       40.976171         45.351346          147,551.7942
  01/01/2005    to  12/31/2005       45.351346         46.182080          135,425.3018
  01/01/2006    to  12/31/2006       46.182080         53.537677          111,644.0358
============   ==== ==========       =========         =========        ==============

                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
   04/02/2001   to  12/31/2001       12.328241         12.117240        54,068.6823
   01/01/2002   to  12/31/2002       12.117240          8.299670        93,756.8991
   01/01/2003   to  12/31/2003        8.299670         10.196192        83,274.5138
   01/01/2004   to  04/30/2004       10.196192          9.995761        82,813.3027
=============  ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
   04/10/2001   to  12/31/2001        8.268891          8.199582       417,144.9992
   01/01/2002   to  12/31/2002        8.199582          6.493162       971,697.6657
   01/01/2003   to  12/31/2003        6.493162          8.249417       913,046.0225
   01/01/2004   to  04/30/2004        8.249417          8.316834       850,208.0168
=============  ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
   04/10/2001   to  12/31/2001        8.657172          8.631869         3,339.2745
   01/01/2002   to  12/31/2002        8.631869          7.516483         3,252.2803
   01/01/2003   to  12/31/2003        7.516483          9.180895         3,317.7228
   01/01/2004   to  04/30/2004        9.180895          9.345810         3,317.7228
=============  ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   04/02/2001   to  12/31/2001       39.907383         41.263886        62,136.3978
   01/01/2002   to  12/31/2002       41.263886         33.183838       193,615.0006
   01/01/2003   to  12/31/2003       33.183838         42.608637       694,811.9466
   01/01/2004   to  12/31/2004       42.608637         47.138957       782,579.5836
   01/01/2005   to  12/31/2005       47.138957         47.870784       706,835.4937
   01/01/2006   to  12/31/2006       47.870784         55.381470       634,180.4254
=============  ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SERIES SUB-ACCOUNT (SERIES II))
   05/01/2002   to  12/31/2002       10.786324          8.281995        11,406.2346
   01/01/2003   to  12/31/2003        8.281995         10.154134        15,777.8622
   01/01/2004   to  04/30/2004       10.154134          9.943881        14,871.2332
=============  ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001   to  12/31/2001       10.000000          9.949574           198.4184
   01/01/2002   to  12/31/2002        9.949574          8.506437         5,366.5542
   01/01/2003   to  12/31/2003        8.506437         10.732635         5,620.5458
   01/01/2004   to  04/30/2004       10.732635         10.745829         5,458.1528
=============  ==== ==========       =========         =========       ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464         12.197249        87,269.1452
  01/01/2002    to  12/31/2002       12.197249         10.564552       134,271.0777
  01/01/2003    to  12/31/2003       10.564552         12.985622       131,645.9629
  01/01/2004    to  04/30/2004       12.985622         13.177793       127,201.6626
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       12.663647         12.726824         6,612.2725
  01/01/2002    to  12/31/2002       12.726824         10.549166        22,815.2609
  01/01/2003    to  12/31/2003       10.549166         13.726168         9,001.6106
  01/01/2004    to  04/30/2004       13.726168         13.792454         8,715.2057
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       19.906580         23.173605        69,534.9075
  01/01/2005    to  12/31/2005       23.173605         24.645723        58,469.8719
  01/01/2006    to  12/31/2006       24.645723         27.231533        46,338.7516
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  04/10/2001    to  12/31/2001       11.138556         12.393257       124,367.1382
  01/01/2002    to  12/31/2002       12.393257         10.635782       190,301.9395
  01/01/2003    to  12/31/2003       10.635782         13.471328       137,986.4780
  01/01/2004    to  04/30/2004       13.471328         13.876464       127,644.3048
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.405673        44,733.8292
  01/01/2002    to  12/31/2002       17.405673         15.456728       180,671.9059
  01/01/2003    to  12/31/2003       15.456728         19.109721       286,168.2234
  01/01/2004    to  12/31/2004       19.109721         23.366842       330,389.8090
  01/01/2005    to  12/31/2005       23.366842         24.798069       326,477.3988
  01/01/2006    to  12/31/2006       24.798069         26.691009       252,440.4570
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.673473         11.093455           619.6167
  01/01/2005    to  12/31/2005       11.093455         12.723493           580.2941
  01/01/2006    to  12/31/2006       12.723493         15.860338           504.6129
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.495151          7.166682         5,141.1834
  01/01/2002    to  12/31/2002        7.166682          5.604760         5,885.9045
  01/01/2003    to  12/31/2003        5.604760          6.854102         4,967.9515
  01/01/2004    to  04/30/2004        6.854102          6.914345         4,962.9760
============   ==== ==========       =========         =========       ============

                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
   04/10/2001   to  12/31/2001       10.955669         10.268429                9.1277
   01/01/2002   to  12/31/2002       10.268429          8.374106                9.1277
   01/01/2003   to  12/31/2003        8.374106         11.909222                0.0000
   01/01/2004   to  04/30/2004       11.909222         11.952832                0.0000
=============  ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CALSS A))
   04/10/2001   to  12/31/2001       11.035464          9.712412                9.0617
   01/01/2002   to  12/31/2002        9.712412          7.789851                9.0617
   01/01/2003   to  12/31/2003        7.789851         10.366385                0.0000
   01/01/2004   to  04/30/2004       10.366385         10.109422                0.0000
=============  ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/02/2001   to  12/31/2001        8.739093          8.354994            2,838.0714
   01/01/2002   to  12/31/2002        8.354994          7.237479           78,810.0767
   01/01/2003   to  12/31/2003        7.237479          9.386204          329,880.9111
   01/01/2004   to  12/31/2004        9.386204         11.021453          907,434.3050
   01/01/2005   to  12/31/2005       11.021453         12.607434        1,182,055.3583
   01/01/2006   to  12/31/2006       12.607434         15.680393        1,003,465.2248
=============  ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001   to  12/31/2001       10.870934          9.695419              883.6300
   01/01/2002   to  12/31/2002        9.695419          8.224198           12,534.1917
   01/01/2003   to  12/31/2003        8.224198         10.760064            4,504.1116
   01/01/2004   to  04/30/2004       10.760064         10.656147            4,448.1395
=============  ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001   to  12/31/2001       14.406299         12.894161          170,664.4062
   01/01/2002   to  12/31/2002       12.894161         10.426258          367,951.0897
   01/01/2003   to  12/31/2003       10.426258         13.161745          439,017.8500
   01/01/2004   to  12/31/2004       13.161745         15.019852          304,774.1123
   01/01/2005   to  04/30/2005       15.019852         14.568909                0.0000
=============  ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   04/10/2001   to  12/31/2001        7.574525          6.111659           85,554.6913
   01/01/2002   to  12/31/2002        6.111659          4.884831          183,415.6124
   01/01/2003   to  12/31/2003        4.884831          6.118002          191,434.1786
   01/01/2004   to  04/30/2004        6.118002          6.212071          165,542.4388
=============  ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.041115         10.122589           10,516.7910
  01/01/2002    to  12/31/2002       10.122589         10.050994          226,239.9556
  01/01/2003    to  12/31/2003       10.050994          9.914562          253,610.2645
  01/01/2004    to  12/31/2004        9.914562          9.799660          229,972.3926
  01/01/2005    to  04/30/2005        9.799660          9.799690            2,245.9017
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.436748         14.241861          441,658.2120
  01/01/2006    to  12/31/2006       14.241861         19.245665          320,390.7743
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
  04/24/2001    to  12/31/2001        9.045586         10.164324          119,567.2735
  01/01/2002    to  12/31/2002       10.164324         10.213326          228,379.0009
  01/01/2003    to  12/31/2003       10.213326         13.945951          287,226.0018
  01/01/2004    to  12/31/2004       13.945951         18.528381          230,642.9317
  01/01/2005    to  04/30/2005       18.528381         17.747247                0.0000
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.771527          8.230659        2,057,514.8250
  01/01/2005    to  12/31/2005        8.230659          8.465353        1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353          8.947983        1,528,712.0855
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.945879          8.807008          131,108.8974
  01/01/2002    to  12/31/2002        8.807008          7.188696          308,529.3173
  01/01/2003    to  12/31/2003        7.188696          8.531099          273,556.1915
  01/01/2004    to  04/30/2004        8.531099          8.562370          252,469.0271
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.119154          7.846220            4,280.4373
  01/01/2002    to  12/31/2002        7.846220          5.954985            4,958.8620
  01/01/2003    to  12/31/2003        5.954985          7.212324            3,457.5854
  01/01/2004    to  04/30/2004        7.212324          7.115002            3,421.7264
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.749005         10.806499           21,144.7573
  01/01/2002    to  12/31/2002       10.806499          7.989801           26,812.8848
  01/01/2003    to  12/31/2003        7.989801          9.759540           28,572.5470
  01/01/2004    to  04/30/2004        9.759540          9.931205           28,360.7007
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.074541         10.503380            7,939.7406
  01/01/2002    to  12/31/2002       10.503380         11.274776          350,470.5383
  01/01/2003    to  12/31/2003       11.274776         11.550473        1,496,751.5824
  01/01/2004    to  12/31/2004       11.550473         11.908891        2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891         11.959923        1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923         12.277851        1,862,279.1932
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.031953         14.218826            1,631.1210
  01/01/2002    to  12/31/2002       14.218826         11.005539            8,026.2962
  01/01/2003    to  12/31/2003       11.005539         13.866110           21,554.0914
  01/01/2004    to  12/31/2004       13.866110         16.114072           19,017.9258
  01/01/2005    to  12/31/2005       16.114072         17.376400           20,894.9824
  01/01/2006    to  12/31/2006       17.376400         19.562422           16,151.1848
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.255147          7.081356          310,952.6362
  01/01/2005    to  12/31/2005        7.081356          7.989630          253,568.4037
  01/01/2006    to  12/31/2006        7.989630          8.362537          208,475.0506
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        7.687457          7.180915          181,733.7804
  01/01/2002    to  12/31/2002        7.180915          4.802890          464,041.4866
  01/01/2003    to  12/31/2003        4.802890          6.501549          409,990.5745
  01/01/2004    to  04/30/2004        6.501549          6.627953          371,837.0765
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614667          8.210931            6,367.6263
  01/01/2002    to  12/31/2002        8.210931          4.512937          148,563.8294
  01/01/2003    to  12/31/2003        4.512937          6.056532        1,269,649.0726
  01/01/2004    to  12/31/2004        6.056532          7.008410        1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410          7.890626        1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626          8.227961          894,709.4546
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       14.993458         17.738948            6,346.7858
  01/01/2006    to  12/31/2006       17.738948         19.755188            3,922.1882
============   ==== ==========       =========         =========        ==============

                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
   04/10/2001   to  12/31/2001        8.896468         10.549871         2,994.6844
   01/01/2002   to  12/31/2002       10.549871          9.185451        14,601.7495
   01/01/2003   to  12/31/2003        9.185451         12.813681         7,464.2219
   01/01/2004   to  12/31/2004       12.813681         15.860004         7,103.3589
   01/01/2005   to  04/30/2005       15.860004         14.877073             0.0000
=============  ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       11.891543         14.169346       832,311.1906
   01/01/2005   to  12/31/2005       14.169346         16.071495       750,702.2762
   01/01/2006   to  12/31/2006       16.071495         17.858290       704,913.6963
=============  ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001   to  12/31/2001       10.000000         11.066056            10.0000
   01/01/2002   to  12/31/2002       11.066056         10.175919        11,581.3511
   01/01/2003   to  12/31/2003       10.175919         14.081587         4,941.7026
   01/01/2004   to  04/30/2004       14.081587         14.259919         4,785.6583
=============  ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005        9.998521         10.447819        73,067.2632
   01/01/2006   to  12/31/2006       10.447819         11.909290       147,636.9975
=============  ==== ==========       =========         =========       ============
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   04/02/2001   to  12/31/2001        8.163640          8.793111        18,663.1300
   01/01/2002   to  12/31/2002        8.793111          6.527712        72,350.5017
   01/01/2003   to  12/31/2003        6.527712          8.700539       100,033.9731
   01/01/2004   to  12/31/2004        8.700539          9.608357       111,570.0500
   01/01/2005   to  12/31/2005        9.608357          9.869788       108,544.5194
   01/01/2006   to  12/31/2006        9.869788         10.505630       103,433.6886
=============  ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004   to  12/31/2004       41.044246         41.182681           598.7947
   01/01/2005   to  12/31/2005       41.182681         41.321531        22,826.5561
   01/01/2006   to  12/31/2006       41.321531         42.265461        18,760.9537
=============  ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005   to  12/31/2005        9.799354          9.876390       447,409.0187
   01/01/2006   to  12/31/2006        9.876390         10.142173       864,570.9573
=============  ==== ==========       =========         =========       ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       15.866371         17.802902           25,813.7552
  01/01/2005    to  12/31/2005       17.802902         18.169902           18,280.1631
  01/01/2006    to  12/31/2006       18.169902         20.781085            6,074.2373
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.795430           15,930.0537
  01/01/2003    to  12/31/2003        7.795430         10.523522           67,158.0254
  01/01/2004    to  12/31/2004       10.523522         11.266366          130,493.3911
  01/01/2005    to  12/31/2005       11.266366         11.674945          130,091.6037
  01/01/2006    to  12/31/2006       11.674945         12.594941          133,851.2532
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196255         10.124913           16,457.1567
  01/01/2002    to  12/31/2002       10.124913          8.298345          202,643.9669
  01/01/2003    to  12/31/2003        8.298345         10.655482        1,474,369.6395
  01/01/2004    to  12/31/2004       10.655482         11.735525        2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525         12.695134        2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134         14.265570        1,861,949.3347
============   ==== ==========       =========         =========        ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         12.589326           79,461.4440
  01/01/2004    to  12/31/2004       12.589326         14.587130           70,757.6267
  01/01/2005    to  12/31/2005       14.587130         16.847404           66,110.0315
  01/01/2006    to  12/31/2006       16.847404         19.232927           43,611.1346
============   ==== ==========       =========         =========        ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        8.705366          9.612991            6,441.4164
  01/01/2005    to  12/31/2005        9.612991          9.856596           63,336.9307
  01/01/2006    to  12/31/2006        9.856596         10.622222           65,390.6136
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.564860         10.367887        1,013,673.3400
  01/01/2005    to  12/31/2005       10.367887         11.562016          829,752.7829
  01/01/2006    to  12/31/2006       11.562016         11.642913          734,085.5057
============   ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.740070         11.505159          288,646.7270
  01/01/2006    to  12/31/2006       11.505159         13.019175          345,337.9029
============   ==== ==========       =========         =========        ==============

                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001   to  12/31/2001        8.158267          7.945482        29,290.0205
   01/01/2002   to  12/31/2002        7.945482          6.044010        99,595.4941
   01/01/2003   to  12/31/2003        6.044010          7.601675       109,717.6405
   01/01/2004   to  12/31/2004        7.601675          8.238601        88,490.2771
   01/01/2005   to  04/30/2005        8.238601          7.850487             0.0000
=============  ==== ==========       =========         =========       ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2002   to  12/31/2002       10.000000          8.263852       131,697.4090
   01/01/2003   to  12/31/2003        8.263852          9.864141       364,200.2978
   01/01/2004   to  12/31/2004        9.864141         10.770073       353,045.4927
   01/01/2005   to  12/31/2005       10.770073         11.308589       335,028.4967
   01/01/2006   to  04/30/2006       11.308589         11.803783       331,487.3950
=============  ==== ==========       =========         =========       ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
   05/01/2003   to  12/31/2003       10.000000         11.797482             0.0000
   01/01/2004   to  04/30/2004       11.797482         11.997376           152.9920
=============  ==== ==========       =========         =========       ============
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001   to  12/31/2001       10.665345         10.908456           213.0512
   01/01/2002   to  12/31/2002       10.908456         11.591189        12,212.6757
   01/01/2003   to  12/31/2003       11.591189         12.533942        38,331.9147
   01/01/2004   to  04/30/2004       12.533942         12.484757        39,313.3293
=============  ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       10.924556         11.806694       115,275.7162
   01/01/2005   to  12/31/2005       11.806694         12.330450       161,329.3225
   01/01/2006   to  12/31/2006       12.330450         13.671249       288,347.4815
=============  ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001   to  12/31/2001       13.158597         11.933961         3,049.3156
   01/01/2002   to  12/31/2002       11.933961          7.752653         4,018.9385
   01/01/2003   to  12/31/2003        7.752653          9.893753        23,349.1683
   01/01/2004   to  04/30/2004        9.893753         10.084335        22,866.3059
=============  ==== ==========       =========         =========       ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       14.011787         12.576934        16,643.5192
  01/01/2002    to  12/31/2002       12.576934          8.609956        49,124.8941
  01/01/2003    to  12/31/2003        8.609956         11.208363       169,795.7266
  01/01/2004    to  12/31/2004       11.208363         11.351579       321,609.0870
  01/01/2005    to  12/31/2005       11.351579         11.763177       348,692.3678
  01/01/2006    to  04/30/2006       11.763177         12.273593       349,028.7031
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.031163         12.792619        44,535.0641
  01/01/2005    to  12/31/2005       12.792619         13.911464        44,077.4394
  01/01/2006    to  12/31/2006       13.911464         14.159703        39,135.0211
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439         12.161685         7,983.9256
  01/01/2002    to  12/31/2002       12.161685          8.518278        13,887.0265
  01/01/2003    to  12/31/2003        8.518278         11.482618        33,200.4084
  01/01/2004    to  04/30/2004       11.482618         11.683449        42,118.1236
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       17.961102         18.990743        23,960.4983
  01/01/2005    to  12/31/2005       18.990743         19.130722        24,111.4899
  01/01/2006    to  12/31/2006       19.130722         19.697047        23,988.6400
============   ==== ==========       =========         =========       ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        9.813112          9.924556         2,341.6415
  01/01/2002    to  12/31/2002        9.924556          9.631487         7,616.5421
  01/01/2003    to  12/31/2003        9.631487         11.629367        19,232.4247
  01/01/2004    to  12/31/2004       11.629367         12.513638        16,689.5435
  01/01/2005    to  12/31/2005       12.513638         12.798080        32,595.3996
  01/01/2006    to  12/31/2006       12.798080         13.714983        39,844.4490
============   ==== ==========       =========         =========       ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.898695         11.315125         4,281.6375
  01/01/2002    to  12/31/2002       11.315125         11.897675        67,520.7006
  01/01/2003    to  12/31/2003       11.897675         11.960083       114,269.0880
  01/01/2004    to  12/31/2004       11.960083         11.961732       107,724.0531
  01/01/2005    to  12/31/2005       11.961732         11.867987        85,883.1782
  01/01/2006    to  12/31/2006       11.867987         12.120524        88,099.4950
============   ==== ==========       =========         =========       ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO VIT STOCKPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        8.168710          8.085799         6,794.1892
  01/01/2002    to  12/31/2002        8.085799          6.335664        12,948.1232
  01/01/2003    to  12/31/2003        6.335664          8.113168        29,291.2961
  01/01/2004    to  12/31/2004        8.113168          8.829449        21,658.9630
  01/01/2005    to  12/31/2005        8.829449          8.974888        15,196.9689
  01/01/2006    to  12/31/2006        8.974888         10.128622        11,540.9034
============   ==== ==========       =========         =========       ============
 PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.990799         11.459325       233,495.7767
  01/01/2002    to  12/31/2002       11.459325         12.277043       247,364.2925
  01/01/2003    to  12/31/2003       12.277043         12.667701       245,882.7785
  01/01/2004    to  12/31/2004       12.667701         13.044403       244,722.9319
  01/01/2005    to  12/31/2005       13.044403         13.126659       198,854.6016
  01/01/2006    to  12/31/2006       13.126659         13.389721       142,537.6271
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.579412         11.190345         6,893.7869
  01/01/2002    to  12/31/2002       11.190345          8.903701        15,929.0580
  01/01/2003    to  12/31/2003        8.903701         11.139506        18,439.2707
  01/01/2004    to  12/31/2004       11.139506         12.155928        12,735.8640
  01/01/2005    to  12/31/2005       12.155928         12.563934         9,217.3195
  01/01/2006    to  12/31/2006       12.563934         14.303923         7,866.1786
============   ==== ==========       =========         =========       ============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001    to  12/31/2001       11.886743         11.004394         3,329.9013
  01/01/2002    to  12/31/2002       11.004394          7.500515        75,083.7786
  01/01/2003    to  12/31/2003        7.500515          9.810046        19,445.8132
  01/01/2004    to  12/31/2004        9.810046         11.427320        12,028.4808
  01/01/2005    to  12/31/2005       11.427320         12.587676         9,213.1932
  01/01/2006    to  12/31/2006       12.587676         13.037754         6,174.1131
============   ==== ==========       =========         =========       ============
 DWS VARIABLE SERIES II
 DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  04/10/2001    to  12/31/2001       11.799539         12.207514           893.5008
  01/01/2002    to  12/31/2002       12.207514         12.955100        10,543.3155
  01/01/2003    to  12/31/2003       12.955100         13.011200         7,785.8950
  01/01/2004    to  12/31/2004       13.011200         13.257919         6,921.2955
  01/01/2005    to  12/31/2005       13.257919         13.357193         5,361.4223
  01/01/2006    to  12/31/2006       13.357193         13.665722         4,941.5038
============   ==== ==========       =========         =========       ============

                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II)
   04/10/2001   to  12/31/2001        9.865125          9.553958            2,652.5037
   01/01/2002   to  12/31/2002        9.553958          6.243156            4,457.2535
   01/01/2003   to  12/31/2003        6.243156          8.151985            1,810.2431
   01/01/2004   to  12/31/2004        8.151985          8.888694            1,823.8641
   01/01/2005   to  12/31/2005        8.888694          9.347852            1,529.7055
   01/01/2006   to  12/31/2006        9.347852          9.665065              243.6568
=============  ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006   to  12/31/2006       10.570853         11.064002          614,186.3552
=============  ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006   to  12/31/2006       10.979421         11.506096        3,802,320.2469
=============  ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - GALLATIN ASSET ALLOCATION PROGRAM
 STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.950000         10.231021          468,496.4610
=============  ==== ==========       =========         =========        ==============
 STRATEGIC GROWTH SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.930000         10.308659        1,239,595.4628
=============  ==== ==========       =========         =========        ==============
 STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/01/2006   to  12/31/2006        9.960000         10.194751          580,987.0175
=============  ==== ==========       =========         =========        ==============

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2006. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





CLASS B





                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       11.401035         11.170733        28,344.4771
  01/01/2002    to  12/31/2002       11.170733          8.319806        44,231.3087
  01/01/2003    to  12/31/2003        8.319806         10.610223        40,787.5850
  01/01/2004    to  12/31/2004       10.610223         11.138793        38,251.8227
  01/01/2005    to  12/31/2005       11.138793         11.937104        34,686.6865
  01/01/2006    to  12/31/2006       11.937104         12.494493        30,835.0569
============   ==== ==========       =========         =========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362          9.542879         4,249.0018
  01/01/2002    to  12/31/2002        9.542879          7.923193         3,598.3524
  01/01/2003    to  12/31/2003        7.923193         10.068687         3,531.0351
  01/01/2004    to  12/31/2004       10.068687         12.293226         3,341.0334
  01/01/2005    to  12/31/2005       12.293226         14.274871         7,499.8053
  01/01/2006    to  12/31/2006       14.274871         18.024497         5,609.4322
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.640915         25.524411             0.0000
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602          8.908162         6,921.1995
  01/01/2002    to  12/31/2002        8.908162          7.142932        33,471.4718
  01/01/2003    to  12/31/2003        7.142932          9.298745        94,294.5319
  01/01/2004    to  12/31/2004        9.298745         10.851748       334,360.3401
  01/01/2005    to  12/31/2005       10.851748         11.771900       371,490.7625
  01/01/2006    to  12/31/2006       11.771900         14.077172       285,948.7640
============   ==== ==========       =========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001       12.599543         12.933004         6,866.8274
  01/01/2002    to  12/31/2002       12.933004         10.379482         1,919.6369
  01/01/2003    to  12/31/2003       10.379482         13.504219         7,452.5961
  01/01/2004    to  12/31/2004       13.504219         15.426876         7,074.5718
  01/01/2005    to  12/31/2005       15.426876         16.536666         5,945.3501
  01/01/2006    to  12/31/2006       16.536666         18.650066         7,401.7946
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.121564        17,314.5245
  01/01/2002    to  12/31/2002       17.121564         12.623646        30,436.0692
  01/01/2003    to  04/24/2003       12.623646         13.106879        31,235.9440
============   ==== ==========       =========         =========       ============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.501147         3,170.7009
  01/01/2002    to  12/31/2002       10.501147          8.632060         6,567.7132
  01/01/2003    to  04/24/2003        8.632060          8.383197         7,078.1100
============   ==== ==========       =========         =========       ============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.042663         13.387055        41,432.7406
  01/01/2002    to  12/31/2002       13.387055         14.313884       172,677.9173
  01/01/2003    to  12/31/2003       14.313884         14.623334       397,916.4236
  01/01/2004    to  11/19/2004       14.623334         14.985048       488,702.6419
============   ==== ==========       =========         =========       ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       14.909620         15.700656        15,191.4851
  01/01/2002    to  12/31/2002       15.700656         11.466409        30,611.9806
  01/01/2003    to  12/31/2003       11.466409         15.038501        34,498.3828
  01/01/2004    to  11/19/2004       15.038501         16.169597        33,225.5981
============   ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000          8.277696       162,696.0851
  01/01/2003    to  12/31/2003        8.277696          9.905380       576,458.6760
  01/01/2004    to  12/31/2004        9.905380         10.842241       533,126.5929
  01/01/2005    to  12/31/2005       10.842241         11.412777       466,886.2052
  01/01/2006    to  04/30/2006       11.412777         11.922161       460,018.0948
============   ==== ==========       =========         =========       ============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         11.980868        22,204.3985
  01/01/2004    to  12/31/2004       11.980868         13.887916        63,865.9042
  01/01/2005    to  12/31/2005       13.887916         14.214885        66,910.7851
  01/01/2006    to  12/31/2006       14.214885         16.061724        60,290.1599
============   ==== ==========       =========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959643         13.962133        60,578.8834
  01/01/2002    to  12/31/2002       13.962133         13.668578       163,746.8930
  01/01/2003    to  12/31/2003       13.668578         16.036858       631,295.6467
  01/01/2004    to  12/31/2004       16.036858         17.079057       619,202.3849
  01/01/2005    to  12/31/2005       17.079057         17.068231       823,466.2222
  01/01/2006    to  12/31/2006       17.068231         18.343828       755,035.3702
============   ==== ==========       =========         =========       ============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.595365         7,426.8237
  01/01/2002    to  12/31/2002       10.595365          7.392581        29,017.1266
  01/01/2003    to  04/25/2003        7.392581          7.503232        30,338.3825
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       42.480556         47.094351       125,576.7045
  01/01/2005    to  12/31/2005       47.094351         48.076720       109,490.5367
  01/01/2006    to  12/31/2006       48.076720         55.873170        98,312.9154
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       12.328241         12.139920        33,901.7316
  01/01/2002    to  12/31/2002       12.139920          8.336069        67,056.6989
  01/01/2003    to  12/31/2003        8.336069         10.266527        60,606.4895
  01/01/2004    to  04/30/2004       10.266527         10.072988        59,088.0207
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.910653         41.344503        54,492.9747
  01/01/2002    to  12/31/2002       41.344503         33.332049       194,321.1339
  01/01/2003    to  12/31/2003       33.332049         42.905952       529,074.4655
  01/01/2004    to  12/31/2004       42.905952         47.587002       641,545.3822
  01/01/2005    to  12/31/2005       47.587002         48.446417       598,261.6716
  01/01/2006    to  12/31/2006       48.446417         56.187289       551,658.2545
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.815494          8.318328           510.7459
  01/01/2003    to  12/31/2003        8.318328         10.224189        13,484.8305
  01/01/2004    to  04/30/2004       10.224189         10.020717        14,797.2459
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464         12.219247        16,227.4589
  01/01/2002    to  12/31/2002       12.219247         10.610126        65,034.6251
  01/01/2003    to  12/31/2003       10.610126         13.074268       114,558.5626
  01/01/2004    to  04/30/2004       13.074268         13.278657       124,603.1871
============   ==== ==========       =========         =========       ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.438226           34,239.2506
  01/01/2002    to  12/31/2002       17.438226         15.524450          187,121.2024
  01/01/2003    to  12/31/2003       15.524450         19.241447          362,407.2067
  01/01/2004    to  12/31/2004       19.241447         23.586938          465,596.4681
  01/01/2005    to  12/31/2005       23.586938         25.094115          466,906.7623
  01/01/2006    to  12/31/2006       25.094115         27.717692          400,653.9647
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739813          8.371336              631.1459
  01/01/2002    to  12/31/2002        8.371336          7.269814           21,102.0210
  01/01/2003    to  12/31/2003        7.269814          9.451731          189,888.3063
  01/01/2004    to  12/31/2004        9.451731         11.126240          651,974.0853
  01/01/2005    to  12/31/2005       11.126240         12.759052          854,981.1071
  01/01/2006    to  12/31/2006       12.759052         15.908560          785,254.8395
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.041941         10.142360           28,734.3085
  01/01/2002    to  12/31/2002       10.142360         10.095827           59,880.7593
  01/01/2003    to  12/31/2003       10.095827          9.983712          273,169.5878
  01/01/2004    to  12/31/2004        9.983712          9.892782           95,883.7591
  01/01/2005    to  04/30/2005        9.892782          9.900879                0.0000
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.897927          8.567167          815,998.7769
  01/01/2006    to  12/31/2006        8.567167          9.078212          844,510.6626
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.610052         12.022053        1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053         12.103714        1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714         12.456484        1,588,910.0943
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873         10.132982               10.2502
  01/01/2002    to  12/31/2002       10.132982         12.087221               10.2502
  01/01/2003    to  12/31/2003       12.087221         14.571765                0.0000
  01/01/2004    to  04/30/2004       14.571765         14.178039                0.0000
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.900934         19.315452              297.5903
============   ==== ==========       =========         =========        ==============
 PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       11.381396         12.042715                0.0000
============   ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.172616         18.858020                0.0000
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.031953         14.245441            4,411.6646
  01/01/2002    to  12/31/2002       14.245441         11.053795           11,030.1973
  01/01/2003    to  12/31/2003       11.053795         13.961730           10,511.3672
  01/01/2004    to  12/31/2004       13.961730         16.265910           10,734.7069
  01/01/2005    to  12/31/2005       16.265910         17.583892           11,654.3965
  01/01/2006    to  12/31/2006       17.583892         19.845430            9,725.1508
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.075452         11.989635          196,908.9803
  01/01/2005    to  12/31/2005       11.989635         12.552755          246,302.6888
  01/01/2006    to  12/31/2006       12.552755         13.952471          439,265.1349
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       13.874050         13.290455           10,831.3240
  01/01/2002    to  12/31/2002       13.290455         10.051367           24,494.7977
  01/01/2003    to  12/31/2003       10.051367         12.563726           25,258.1947
  01/01/2004    to  04/30/2004       12.563726         12.572003           25,337.2754
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615300          8.226988               13.1308
  01/01/2002    to  12/31/2002        8.226988          4.533110           39,837.4725
  01/01/2003    to  12/31/2003        4.533110          6.098811          776,150.9781
  01/01/2004    to  12/31/2004        6.098811          7.075043        1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043          7.985522          911,323.6080
  01/01/2006    to  12/31/2006        7.985522          8.347710          906,011.6400
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.248977         13.045836           51,187.0631
  01/01/2005    to  12/31/2005       13.045836         14.222221           53,148.5530
  01/01/2006    to  12/31/2006       14.222221         14.512166           51,763.9701
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439         12.184460            3,991.9892
  01/01/2002    to  12/31/2002       12.184460          8.555648           21,382.9036
  01/01/2003    to  12/31/2003        8.555648         11.561812           37,584.6195
  01/01/2004    to  04/30/2004       11.561812         11.773691           54,491.8815
============   ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726         10.465357         163,450.0515
  01/01/2006    to  12/31/2006       10.465357         11.959052         261,367.9349
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640          8.809572          32,737.4121
  01/01/2002    to  12/31/2002        8.809572          6.556337         116,424.7873
  01/01/2003    to  12/31/2003        6.556337          8.760522         173,081.3700
  01/01/2004    to  12/31/2004        8.760522          9.698886         181,782.3903
  01/01/2005    to  12/31/2005        9.698886          9.987647         178,636.5559
  01/01/2006    to  12/31/2006        9.987647         10.657629         151,577.3219
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       43.554407         43.697348          42,002.0432
  01/01/2006    to  12/31/2006       43.697348         44.807124          29,860.4135
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.900743          9.995128         664,675.9490
  01/01/2006    to  12/31/2006        9.995128         10.289723         870,039.9434
============   ==== ==========       =========         =========       ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.808491          21,107.3594
  01/01/2003    to  12/31/2003        7.808491         10.567500          68,117.8434
  01/01/2004    to  12/31/2004       10.567500         11.341842         173,638.0331
  01/01/2005    to  12/31/2005       11.341842         11.782494         184,554.5275
  01/01/2006    to  12/31/2006       11.782494         12.742697         180,788.2114
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197092         10.144691             817.0770
  01/01/2002    to  12/31/2002       10.144691          8.335400          86,927.9948
  01/01/2003    to  12/31/2003        8.335400         10.729806         999,530.5962
  01/01/2004    to  12/31/2004       10.729806         11.847038       1,768,557.1590
  01/01/2005    to  12/31/2005       11.847038         12.847742       1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742         14.473087       1,782,337.8118
============   ==== ==========       =========         =========       ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         12.610360         140,098.9043
  01/01/2004    to  12/31/2004       12.610360         14.648163         134,175.9936
  01/01/2005    to  12/31/2005       14.648163         16.960108         122,497.7134
  01/01/2006    to  12/31/2006       16.960108         19.409923          90,858.7149
============   ==== ==========       =========         =========       ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.723681         11.668521         447,702.0184
  01/01/2006    to  12/31/2006       11.668521         11.779506         502,942.2258
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.720239             208.3166
  01/01/2004    to  12/31/2004       11.720239         12.078039           5,789.1309
  01/01/2005    to  04/30/2005       12.078039         11.103774               0.0000
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          9.114200          13,180.3249
  01/01/2003    to  12/31/2003        9.114200         10.475325          38,595.7840
  01/01/2004    to  12/31/2004       10.475325         11.447329          69,374.1130
  01/01/2005    to  12/31/2005       11.447329         11.593093          68,773.2473
  01/01/2006    to  12/31/2006       11.593093         12.777498          67,553.7176
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.190605         16.603445             414.0341
  01/01/2006    to  12/31/2006       16.603445         19.022002           6,280.9643
============   ==== ==========       =========         =========       ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.025534           1,586.0526
  01/01/2004    to  12/31/2004       12.025534         13.239350           8,947.7784
  01/01/2005    to  12/31/2005       13.239350         13.754048          10,394.7453
  01/01/2006    to  12/31/2006       13.754048         16.095153          10,706.5191
============   ==== ==========       =========         =========       ==============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.579412         11.210673           1,670.1211
  01/01/2002    to  12/31/2002       11.210673          8.942238           4,937.3753
  01/01/2003    to  12/31/2003        8.942238         11.215695          13,112.2880
  01/01/2004    to  12/31/2004       11.215695         12.269782           9,999.9104
  01/01/2005    to  12/31/2005       12.269782         12.713260           9,790.8194
  01/01/2006    to  12/31/2006       12.713260         14.510053           9,760.3126
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  05/01/2006    to  12/31/2006       12.427319         13.000581         825,320.3725
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  05/01/2006    to  12/31/2006       11.488328         12.087152       7,552,375.9678
============   ==== ==========       =========         =========       ==============

                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       10.610312         11.123726         823,532.3698
=============  ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       12.105734         12.744446       8,566,094.0713
=============  ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       11.020400         11.568201       2,333,121.2151
=============  ==== ==========       =========         =========       ==============

CLASS B





                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       11.401035         11.162385         138,388.6558
  01/01/2002    to  12/31/2002       11.162385          8.305264         192,895.6692
  01/01/2003    to  12/31/2003        8.305264         10.581112         156,192.6422
  01/01/2004    to  12/31/2004       10.581112         11.097097         125,200.2882
  01/01/2005    to  12/31/2005       11.097097         11.880570         115,484.0864
  01/01/2006    to  12/31/2006       11.880570         12.422921         105,707.2667
============   ==== ==========       =========         =========         ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362          9.535727          21,294.4654
  01/01/2002    to  12/31/2002        9.535727          7.909335          27,774.5292
  01/01/2003    to  12/31/2003        7.909335         10.041034          25,052.4888
  01/01/2004    to  12/31/2004       10.041034         12.247186          27,255.5591
  01/01/2005    to  12/31/2005       12.247186         14.207240          47,755.8352
  01/01/2006    to  12/31/2006       14.207240         17.921227          50,790.8117
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.406932         25.278856           1,475.4841
============   ==== ==========       =========         =========         ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602          8.901506          39,277.3430
  01/01/2002    to  12/31/2002        8.901506          7.130450          77,052.7594
  01/01/2003    to  12/31/2003        7.130450          9.273224         128,520.8928
  01/01/2004    to  12/31/2004        9.273224         10.811123         395,172.7968
  01/01/2005    to  12/31/2005       10.811123         11.716144         545,087.2610
  01/01/2006    to  12/31/2006       11.716144         13.996535         522,118.4870
============   ==== ==========       =========         =========         ============
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001       12.599543         12.923341          21,140.4467
  01/01/2002    to  12/31/2002       12.923341         10.361354          24,276.1442
  01/01/2003    to  12/31/2003       10.361354         13.467177          24,340.8032
  01/01/2004    to  12/31/2004       13.467177         15.369147          19,154.6436
  01/01/2005    to  12/31/2005       15.369147         16.458365          17,116.1759
  01/01/2006    to  12/31/2006       16.458365         19.720558          27,860.5634
============   ==== ==========       =========         =========         ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.108764           51,957.5673
  01/01/2002    to  12/31/2002       17.108764         12.601558           61,368.8820
  01/01/2003    to  04/24/2003       12.601558         13.079856           63,079.0136
============   ==== ==========       =========         =========        ==============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.493282           13,199.5909
  01/01/2002    to  12/31/2002       10.493282          8.616959           28,055.7635
  01/01/2003    to  04/24/2003        8.616959          8.365912           28,085.5700
============   ==== ==========       =========         =========        ==============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.042663         13.377050          145,492.1584
  01/01/2002    to  12/31/2002       13.377050         14.288890          296,580.0861
  01/01/2003    to  12/31/2003       14.288890         14.583206          387,732.3768
  01/01/2004    to  11/19/2004       14.583206         14.930708          434,416.9639
============   ==== ==========       =========         =========        ==============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       14.909620         15.688912           49,822.4695
  01/01/2002    to  12/31/2002       15.688912         11.446361           85,618.1983
  01/01/2003    to  12/31/2003       11.446361         14.997217           86,194.3312
  01/01/2004    to  11/19/2004       14.997217         16.110947           75,748.8035
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000          8.272157          154,240.0671
  01/01/2003    to  12/31/2003        8.272157          9.888863          320,486.8723
  01/01/2004    to  12/31/2004        9.888863         10.813315          301,118.6436
  01/01/2005    to  12/31/2005       10.813315         11.370986          275,435.2714
  01/01/2006    to  04/30/2006       11.370986         11.874667          267,085.5308
============   ==== ==========       =========         =========        ==============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         11.972863            9,188.4004
  01/01/2004    to  12/31/2004       11.972863         13.864733           50,862.0313
  01/01/2005    to  12/31/2005       13.864733         14.177012           97,821.4361
  01/01/2006    to  12/31/2006       14.177012         16.002966          108,458.7611
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959185         13.951241          211,867.7916
  01/01/2002    to  12/31/2002       13.951241         13.644245          961,841.5750
  01/01/2003    to  12/31/2003       13.644245         15.992320        1,990,206.6930
  01/01/2004    to  12/31/2004       15.992320         17.014558        1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558         16.986823        1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823         18.238141        1,217,495.8032
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.587451           51,773.1277
  01/01/2002    to  12/31/2002       10.587451          7.379656           91,642.5240
  01/01/2003    to  04/25/2003        7.379656          7.487776           88,546.9313
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       41.872288         46.389254          211,274.3363
  01/01/2005    to  12/31/2005       46.389254         47.309714          191,057.9232
  01/01/2006    to  12/31/2006       47.309714         54.926993          158,234.1416
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       12.328241         12.130840          179,253.1161
  01/01/2002    to  12/31/2002       12.130840          8.321485          242,304.1611
  01/01/2003    to  12/31/2003        8.321485         10.238325          208,747.0262
  01/01/2004    to  04/30/2004       10.238325         10.042015          211,777.1345
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.909345         41.312239          333,795.0812
  01/01/2002    to  12/31/2002       41.312239         33.272684        1,033,883.0189
  01/01/2003    to  12/31/2003       33.272684         42.786777        1,593,251.7660
  01/01/2004    to  12/31/2004       42.786777         47.407274        1,462,636.7260
  01/01/2005    to  12/31/2005       47.407274         48.215337        1,315,097.2795
  01/01/2006    to  12/31/2006       48.215337         55.863563        1,186,099.7281
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.803813          8.303774            7,715.2654
  01/01/2003    to  12/31/2003        8.303774         10.196100            8,331.5277
  01/01/2004    to  04/30/2004       10.196100          9.989902            8,449.0272
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464         12.210438          283,891.4512
  01/01/2002    to  12/31/2002       12.210438         10.591865          438,433.3442
  01/01/2003    to  12/31/2003       10.591865         13.038724          457,398.9074
  01/01/2004    to  04/30/2004       13.038724         13.238207          408,778.6238
============   ==== ==========       =========         =========        ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.425201          180,685.9894
  01/01/2002    to  12/31/2002       17.425201         15.497327          409,606.1774
  01/01/2003    to  12/31/2003       15.497327         19.188657          530,189.8002
  01/01/2004    to  12/31/2004       19.188657         23.498662          726,395.0754
  01/01/2005    to  12/31/2005       23.498662         24.975286          819,096.4932
  01/01/2006    to  12/31/2006       24.975286         27.558940          756,528.8061
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739526          8.364799           41,049.8664
  01/01/2002    to  12/31/2002        8.364799          7.256874          522,387.8148
  01/01/2003    to  12/31/2003        7.256874          9.425479          874,528.2853
  01/01/2004    to  12/31/2004        9.425479         11.084222        1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222         12.698204        1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204         15.829203        1,407,133.1390
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.041611         10.134443           77,162.0693
  01/01/2002    to  12/31/2002       10.134443         10.077868          745,567.9878
  01/01/2003    to  12/31/2003       10.077868          9.955999          890,691.6762
  01/01/2004    to  12/31/2004        9.955999          9.855432          509,470.6728
  01/01/2005    to  04/30/2005        9.855432          9.860283            3,411.3696
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.865453          8.526290        1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290          9.025889        1,813,925.7357
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.573887         11.976661        2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661         12.045993        2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993         12.384722        2,757,324.6750
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873         10.125396            2,729.5152
  01/01/2002    to  12/31/2002       10.125396         12.066122            3,408.8083
  01/01/2003    to  12/31/2003       12.066122         14.531807            3,070.3777
  01/01/2004    to  04/30/2004       14.531807         14.134513            2,487.0466
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.683202         19.067873            2,230.4680
============   ==== ==========       =========         =========        ==============
 PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       11.369624         12.022287                0.0000
============   ==== ==========       =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.958794         18.623787              514.0850
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.031953         14.234792           19,151.7733
  01/01/2002    to  12/31/2002       14.234792         11.034466           26,356.4036
  01/01/2003    to  12/31/2003       11.034466         13.923398           29,137.8876
  01/01/2004    to  12/31/2004       13.923398         16.204999           27,032.2201
  01/01/2005    to  12/31/2005       16.204999         17.500594           24,012.1791
  01/01/2006    to  12/31/2006       17.500594         19.731732           23,215.6881
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.014845         11.916121          222,600.4184
  01/01/2005    to  12/31/2005       11.916121         12.463356          358,599.2107
  01/01/2006    to  12/31/2006       12.463356         13.839295          926,229.4134
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       13.874050         13.280510           30,005.1698
  01/01/2002    to  12/31/2002       13.280510         10.033783           50,190.6864
  01/01/2003    to  12/31/2003       10.033783         12.529229           47,195.9367
  01/01/2004    to  04/30/2004       12.529229         12.533363           46,604.1592
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615046          8.220557          107,325.0956
  01/01/2002    to  12/31/2002        8.220557          4.525032          874,509.3435
  01/01/2003    to  12/31/2003        4.525032          6.081870        2,006,794.9600
  01/01/2004    to  12/31/2004        6.081870          7.048322        1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322          7.947436        1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436          8.299611        1,550,251.7051
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.161383         12.943954           75,437.4466
  01/01/2005    to  12/31/2005       12.943954         14.097094           69,253.6304
  01/01/2006    to  12/31/2006       14.097094         14.370140           50,638.6844
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439         12.175342           24,956.1260
  01/01/2002    to  12/31/2002       12.175342          8.540681           55,319.8510
  01/01/2003    to  12/31/2003        8.540681         11.530067           67,277.0956
  01/01/2004    to  04/30/2004       11.530067         11.737509           78,239.1365
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644         10.458340          233,041.5843
  01/01/2006    to  12/31/2006       10.458340         11.939126          432,481.7855
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640          8.802984         103,222.3907
  01/01/2002    to  12/31/2002        8.802984          6.544880         261,933.6938
  01/01/2003    to  12/31/2003        6.544880          8.736494         335,535.6865
  01/01/2004    to  12/31/2004        8.736494          9.662589         328,427.4924
  01/01/2005    to  12/31/2005        9.662589          9.940352         312,261.9803
  01/01/2006    to  12/31/2006        9.940352         10.596585         294,259.9442
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       42.619530         42.731058          63,880.1102
  01/01/2006    to  12/31/2006       42.731058         43.772618          89,526.7024
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.860067          9.947469         573,196.9846
  01/01/2006    to  12/31/2006        9.947469         10.230456         815,314.8727
============   ==== ==========       =========         =========       ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.803262         123,611.0320
  01/01/2003    to  12/31/2003        7.803262         10.549879         281,063.6073
  01/01/2004    to  12/31/2004       10.549879         11.311583         480,706.5590
  01/01/2005    to  12/31/2005       11.311583         11.739347         526,151.6279
  01/01/2006    to  12/31/2006       11.739347         12.683378         447,355.9250
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196756         10.136771         167,899.0385
  01/01/2002    to  12/31/2002       10.136771          8.320551       1,455,072.3987
  01/01/2003    to  12/31/2003        8.320551         10.699997       2,837,066.7900
  01/01/2004    to  12/31/2004       10.699997         11.802287       3,113,698.1630
  01/01/2005    to  12/31/2005       11.802287         12.786459       3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459         14.389697       3,004,904.4939
============   ==== ==========       =========         =========       ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         12.601949          54,003.9453
  01/01/2004    to  12/31/2004       12.601949         14.623726          52,425.3828
  01/01/2005    to  12/31/2005       14.623726         16.914945          52,315.0958
  01/01/2006    to  12/31/2006       16.914945         19.338940          40,980.3165
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.694501         11.625804         816,190.2397
  01/01/2006    to  12/31/2006       11.625804         11.724679         814,130.3729
============   ==== ==========       =========         =========       ==============

                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
   05/01/2003   to  12/31/2003       10.000000         11.712423            2,792.1866
   01/01/2004   to  12/31/2004       11.712423         12.057889           11,242.5239
   01/01/2005   to  04/30/2005       12.057889         11.081632                0.0000
=============  ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2002   to  12/31/2002       10.000000          9.108103           21,255.2655
   01/01/2003   to  12/31/2003        9.108103         10.457852           57,713.8244
   01/01/2004   to  12/31/2004       10.457852         11.416784           97,449.0607
   01/01/2005   to  12/31/2005       11.416784         11.550635          138,420.8319
   01/01/2006   to  12/31/2006       11.550635         12.718014          147,041.3036
=============  ==== ==========       =========         =========        ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005       14.075179         16.457492            6,398.4830
   01/01/2006   to  12/31/2006       16.457492         18.836003           22,835.9704
=============  ==== ==========       =========         =========        ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
   05/01/2003   to  12/31/2003       10.000000         12.017508            6,399.4784
   01/01/2004   to  12/31/2004       12.017508         13.217257           23,783.2320
   01/01/2005   to  12/31/2005       13.217257         13.717413           49,629.5889
   01/01/2006   to  12/31/2006       13.717413         16.036286           52,069.4195
=============  ==== ==========       =========         =========        ==============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
   04/10/2001   to  12/31/2001       11.579412         11.202545           21,753.2700
   01/01/2002   to  12/31/2002       11.202545          8.926812           22,603.5346
   01/01/2003   to  12/31/2003        8.926812         11.185167           21,303.3222
   01/01/2004   to  12/31/2004       11.185167         12.224123           40,084.3715
   01/01/2005   to  12/31/2005       12.224123         12.653328           44,117.6739
   01/01/2006   to  12/31/2006       12.653328         14.427259           39,337.2097
=============  ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       12.408821         12.972623          932,223.4427
=============  ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       11.471224         12.061156        5,254,087.6894
=============  ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       10.594511         11.099798          639,937.3383
=============  ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       12.087713         12.717038        5,940,772.0373
=============  ==== ==========       =========         =========        ==============

                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                           NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       11.003990         11.543319         1,830,936.8523
=============  ==== ==========       =========         =========         ==============


DISCONTINUED INVESTMENT PORTFOLIOS. See Appendix A "Condensed Financial Information - Discontinued Investment Portfolios" in the prospectus.

                         1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  01/01/2001    to  12/31/2001       14.746962         11.183281         3,737,753.9281
  01/01/2002    to  12/31/2002       11.183281          8.341693         3,126,907.2250
  01/01/2003    to  12/31/2003        8.341693         10.654094         2,649,822.8147
  01/01/2004    to  12/31/2004       10.654094         11.201681         2,158,508.7430
  01/01/2005    to  12/31/2005       11.201681         12.022461           302,133.2442
  01/01/2006    to  12/31/2006       12.022461         12.602674           262,539.9468
============   ==== ==========       =========         =========         ==============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2001    to  12/31/2001       12.636353          9.553604           664,625.8199
  01/01/2002    to  12/31/2002        9.553604          7.944031           568,164.5820
  01/01/2003    to  12/31/2003        7.944031         10.110304           476,838.2297
  01/01/2004    to  12/31/2004       10.110304         12.362600           396,902.1394
  01/01/2005    to  12/31/2005       12.362600         14.376903            66,070.9012
  01/01/2006    to  12/31/2006       14.376903         18.180489            68,472.2828
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.996230         25.897358               637.1521
============   ==== ==========       =========         =========         ==============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602          8.918168           124,344.3071
  01/01/2002    to  12/31/2002        8.918168          7.161705           343,127.8534
  01/01/2003    to  12/31/2003        7.161705          9.337160           888,830.8003
  01/01/2004    to  12/31/2004        9.337160         10.912970         2,184,812.2340
  01/01/2005    to  12/31/2005       10.912970         11.856027         2,233,624.4401
  01/01/2006    to  12/31/2006       11.856027         14.198986         1,712,855.8537
============   ==== ==========       =========         =========         ==============
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001       12.599543         12.947524            38,125.0350
  01/01/2002    to  12/31/2002       12.947524         10.406767            74,312.0960
  01/01/2003    to  12/31/2003       10.406767         13.560020            72,296.4548
  01/01/2004    to  12/31/2004       13.560020         15.513927            66,642.9853
  01/01/2005    to  12/31/2005       15.513927         16.654863            61,346.2509
  01/01/2006    to  12/31/2006       16.654863         20.005792            78,123.9879
============   ==== ==========       =========         =========         ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.140791           82,635.2154
  01/01/2002    to  12/31/2002       17.140791         12.656819          155,704.3180
  01/01/2003    to  04/24/2003       12.656819         13.147480          160,967.6375
============   ==== ==========       =========         =========        ==============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.512950           55,985.1519
  01/01/2002    to  12/31/2002       10.512950          8.654755           90,565.8220
  01/01/2003    to  04/24/2003        8.654755          8.409175           92,264.6800
============   ==== ==========       =========         =========        ==============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.042663         13.402074          227,671.1262
  01/01/2002    to  12/31/2002       13.402074         14.351445        1,148,656.5980
  01/01/2003    to  12/31/2003       14.351445         14.683714        2,203,544.5312
  01/01/2004    to  11/19/2004       14.683714         15.066905        2,618,055.6020
============   ==== ==========       =========         =========        ==============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       14.909620         15.718285          179,467.1331
  01/01/2002    to  12/31/2002       15.718285         11.496546          291,787.8619
  01/01/2003    to  12/31/2003       11.496546         15.100620          313,107.6457
  01/01/2004    to  11/19/2004       15.100620         16.257344          316,894.3682
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000          8.286021          908,439.4110
  01/01/2003    to  12/31/2003        8.286021          9.930208        3,162,560.7085
  01/01/2004    to  12/31/2004        9.930208         10.885772        2,691,165.1000
  01/01/2005    to  12/31/2005       10.885772         11.475744        2,311,782.1769
  01/01/2006    to  04/30/2006       11.475744         11.993749        2,261,675.0287
============   ==== ==========       =========         =========        ==============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         11.992867          202,171.8531
  01/01/2004    to  12/31/2004       11.992867         13.922739          611,462.3143
  01/01/2005    to  12/31/2005       13.922739         14.271853          346,671.2497
  01/01/2006    to  12/31/2006       14.271853         16.150224          356,583.2946
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.960333         13.978494          427,018.4732
  01/01/2002    to  12/31/2002       13.978494         13.705136        1,393,924.5153
  01/01/2003    to  12/31/2003       13.705136         16.103871        2,032,567.5116
  01/01/2004    to  12/31/2004       16.103871         17.176230        1,932,491.2300
  01/01/2005    to  12/31/2005       17.176230         17.191034        3,219,591.4477
  01/01/2006    to  12/31/2006       17.191034         18.503458        2,724,436.6780
============   ==== ==========       =========         =========        ==============

                         1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.607266           100,477.5549
  01/01/2002    to  12/31/2002       10.607266          7.412032           253,970.1795
  01/01/2003    to  04/25/2003        7.412032          7.526499           250,998.5575
============   ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       43.409333         48.171871        17,755,835.6527
  01/01/2005    to  12/31/2005       48.171871         49.250312           663,334.8802
  01/01/2006    to  12/31/2006       49.250312         57.322718           549,747.6577
============   ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  01/01/2001    to  12/31/2001       14.080792         12.153563         6,321,722.1292
  01/01/2002    to  12/31/2002       12.153563          8.357993         5,277,323.5450
  01/01/2003    to  12/31/2003        8.357993         10.308953         4,466,130.8709
  01/01/2004    to  04/30/2004       10.308953         10.119601           607,173.0361
============   ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.912615         41.392944           684,910.9575
  01/01/2002    to  12/31/2002       41.392944         33.421284         1,901,887.6773
  01/01/2003    to  12/31/2003       33.421284         43.085314         2,623,558.9144
  01/01/2004    to  12/31/2004       43.085314         47.857828         3,301,798.7060
  01/01/2005    to  12/31/2005       47.857828         48.795052         3,001,774.1986
  01/01/2006    to  12/31/2006       48.795052         56.676303         2,604,255.8159
============   ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.833047          8.340204            36,078.3700
  01/01/2003    to  12/31/2003        8.340204         10.266421            72,957.4716
  01/01/2004    to  04/30/2004       10.266421         10.067069            77,912.3154
============   ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464         12.232460           244,139.7749
  01/01/2002    to  12/31/2002       12.232460         10.637552           788,350.8203
  01/01/2003    to  12/31/2003       10.637552         13.127728         1,149,118.8134
  01/01/2004    to  04/30/2004       13.127728         13.339526         1,161,540.2930
============   ==== ==========       =========         =========        ===============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.457790           428,822.3630
  01/01/2002    to  12/31/2002       17.457790         15.565227         1,485,451.0428
  01/01/2003    to  12/31/2003       15.565227         19.320918         2,509,611.0808
  01/01/2004    to  12/31/2004       19.320918         23.719979         3,321,767.9430
  01/01/2005    to  12/31/2005       23.719979         25.273416         3,241,302.0816
  01/01/2006    to  12/31/2006       25.273416         27.957521         2,755,632.5016
============   ==== ==========       =========         =========        ===============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000          8.381159            1,897.7385
  01/01/2002    to  12/31/2002        8.381159          7.289280          169,447.2031
  01/01/2003    to  12/31/2003        7.289280          9.491245          391,993.5801
  01/01/2004    to  12/31/2004        9.491245         11.189560        2,178,119.1040
  01/01/2005    to  12/31/2005       11.189560         12.850864        3,625,590.6882
  01/01/2006    to  12/31/2006       12.850864         16.047013        2,795,017.9181
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000         10.154282          279,466.3573
  01/01/2002    to  12/31/2002       10.154282         10.122875          703,780.8875
  01/01/2003    to  12/31/2003       10.122875         10.025490          721,421.2419
  01/01/2004    to  12/31/2004       10.025490          9.949131          552,205.4002
  01/01/2005    to  04/30/2005        9.949131          9.962144                0.0000
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.946876          8.628835        1,478,265.5863
  01/01/2006    to  12/31/2006        8.628835          9.157247        1,425,858.4507
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.664535         12.090485        8,369,717.8160
  01/01/2005    to  12/31/2005       12.090485         12.190831        8,039,498.1810
  01/01/2006    to  12/31/2006       12.190831         12.564918        6,897,540.2797
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873         10.144355           10,640.9254
  01/01/2002    to  12/31/2002       10.144355         12.118940           21,618.6249
  01/01/2003    to  12/31/2003       12.118940         14.631923           18,813.9345
  01/01/2004    to  04/30/2004       14.631923         14.243593           18,787.5433
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.232689         19.692998            1,061.0685
============   ==== ==========       =========         =========        ==============
 PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       11.399082         12.073431                0.0000
============   ==== ==========       =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.498247         19.215033            1,321.4963
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.031953         14.261437           15,163.7089
  01/01/2002    to  12/31/2002       14.261437         11.082847           74,302.4014
  01/01/2003    to  12/31/2003       11.082847         14.019403           76,164.4938
  01/01/2004    to  12/31/2004       14.019403         16.357674           73,351.1346
  01/01/2005    to  12/31/2005       16.357674         17.709541           73,011.7709
  01/01/2006    to  12/31/2006       17.709541         20.017152           83,759.6956
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.166965         12.100728        1,338,176.4990
  01/01/2005    to  12/31/2005       12.100728         12.688022        1,530,014.4041
  01/01/2006    to  12/31/2006       12.688022         14.123929        2,804,771.9465
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       13.874050         13.305369          115,925.2441
  01/01/2002    to  12/31/2002       13.305369         10.077786          247,915.3062
  01/01/2003    to  12/31/2003       10.077786         12.615636          246,863.3748
  01/01/2004    to  04/30/2004       12.615636         12.630169          242,758.0605
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000          8.236645            2,342.3926
  01/01/2002    to  12/31/2002        8.236645          4.545270          267,097.9707
  01/01/2003    to  12/31/2003        4.545270          6.124338        1,964,182.1293
  01/01/2004    to  12/31/2004        6.124338          7.115346        3,539,464.2130
  01/01/2005    to  12/31/2005        7.115346          8.043025        3,405,275.2625
  01/01/2006    to  12/31/2006        8.043025          8.420410        2,544,871.5675
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.381520         13.200126          322,317.8493
  01/01/2005    to  12/31/2005       13.200126         14.411949          294,096.7410
  01/01/2006    to  12/31/2006       14.411949         14.727785          257,991.3721
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439         12.198150           68,610.0538
  01/01/2002    to  12/31/2002       12.198150          8.578154          166,184.2882
  01/01/2003    to  12/31/2003        8.578154         11.609599          314,450.3439
  01/01/2004    to  04/30/2004       11.609599         11.828180          369,411.1199
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998849         10.475896          751,080.0917
  01/01/2006    to  12/31/2006       10.475896         11.989012          861,814.3818
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  02/12/2001    to  12/31/2001       10.000000          8.819461         259,338.4711
  01/01/2002    to  12/31/2002        8.819461          6.573580         789,242.1568
  01/01/2003    to  12/31/2003        6.573580          8.796747       1,233,438.8121
  01/01/2004    to  12/31/2004        8.796747          9.753649       1,238,844.2210
  01/01/2005    to  12/31/2005        9.753649         10.059071       1,164,618.2058
  01/01/2006    to  12/31/2006       10.059071         10.749914       1,049,935.9085
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       44.994946         45.187527         183,962.7720
  01/01/2006    to  12/31/2006       45.187527         46.404498         181,627.5359
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.962131         10.067108         652,838.7189
  01/01/2006    to  12/31/2006       10.067108         10.379339       1,054,558.9146
============   ==== ==========       =========         =========       ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.816345         798,167.6789
  01/01/2003    to  12/31/2003        7.816345         10.593988       1,666,013.0533
  01/01/2004    to  12/31/2004       10.593988         11.387381       2,566,299.7340
  01/01/2005    to  12/31/2005       11.387381         11.847505       1,826,997.9310
  01/01/2006    to  12/31/2006       11.847505         12.832183       1,736,516.9146
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197594         10.156586           7,447.8775
  01/01/2002    to  12/31/2002       10.156586          8.357717         735,007.2177
  01/01/2003    to  12/31/2003        8.357717         10.774657       3,185,276.8997
  01/01/2004    to  12/31/2004       10.774657         11.914458       5,312,009.6480
  01/01/2005    to  12/31/2005       11.914458         12.940186       4,852,874.0005
  01/01/2006    to  12/31/2006       12.940186         14.599039       3,840,149.6721
============   ==== ==========       =========         =========       ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         12.622994         739,828.4544
  01/01/2004    to  12/31/2004       12.622994         14.684894         587,560.4483
  01/01/2005    to  12/31/2005       14.684894         17.028072         487,634.3940
  01/01/2006    to  12/31/2006       17.028072         19.516872         369,894.8808
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.767628         11.732904       1,115,239.5596
  01/01/2006    to  12/31/2006       11.732904         11.862235         943,781.8552
============   ==== ==========       =========         =========       ==============

                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
   05/01/2003   to  12/31/2003       10.000000         11.731978           62,193.1299
   01/01/2004   to  12/31/2004       11.731978         12.108329           91,991.4412
   01/01/2005   to  04/30/2005       12.108329         11.137070                0.0000
=============  ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2002   to  12/31/2002       10.000000          9.123353          503,350.9232
   01/01/2003   to  12/31/2003        9.123353         10.501575          828,430.4620
   01/01/2004   to  12/31/2004       10.501575         11.493282          924,868.6720
   01/01/2005   to  12/31/2005       11.493282         11.657051          892,222.0339
   01/01/2006   to  12/31/2006       11.657051         12.867217          599,012.5193
=============  ==== ==========       =========         =========        ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005       14.365585         16.824885           16,865.1203
   01/01/2006   to  12/31/2006       16.824885         19.304552           44,608.5775
=============  ==== ==========       =========         =========        ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
   05/01/2003   to  12/31/2003       10.000000         12.037577           79,684.9355
   01/01/2004   to  12/31/2004       12.037577         13.272548          179,474.3023
   01/01/2005   to  12/31/2005       13.272548         13.809168          109,463.1126
   01/01/2006   to  12/31/2006       13.809168         16.183832          117,689.0897
=============  ==== ==========       =========         =========        ==============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
   04/10/2001   to  12/31/2001       11.579412         11.222898           50,584.1475
   01/01/2002   to  12/31/2002       11.222898          8.965451          101,301.4628
   01/01/2003   to  12/31/2003        8.965451         11.261659          156,210.8452
   01/01/2004   to  12/31/2004       11.261659         12.338602          143,452.9459
   01/01/2005   to  12/31/2005       12.338602         12.803698          121,771.8162
   01/01/2006   to  12/31/2006       12.803698         14.635138          100,475.7681
=============  ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       12.455111         13.042619          384,247.6498
=============  ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       11.514026         12.126242        1,197,692.4507
=============  ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       10.634052         11.159705          213,482.6632
=============  ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       12.132810         12.785659        1,689,157.7915
=============  ==== ==========       =========         =========        ==============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                           NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       11.045054         11.605616         1,048,846.0172
=============  ==== ==========       =========         =========         ==============

                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/13/2006   to  12/31/2006       24.758789         25.648127           197.5775
=============  ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2006   to  12/31/2006       16.905742         18.684055        12,473.6892
=============  ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004   to  11/19/2004       14.431310         14.895701        88,025.7612
=============  ==== ==========       =========         =========       ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004   to  11/19/2004       14.715388         15.796607           318.2712
=============  ==== ==========       =========         =========       ============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       12.307654         13.899516        66,959.4099
   01/01/2005   to  12/31/2005       13.899516         14.233852       177,714.3705
   01/01/2006   to  12/31/2006       14.233852         16.091175       184,713.9656
=============  ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       16.104967         17.147561       305,895.0429
   01/01/2005   to  12/31/2005       17.147561         17.145239       406,319.8207
   01/01/2006   to  12/31/2006       17.145239         18.435781       361,235.0413
=============  ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       43.155329         47.778007       272,199.5771
   01/01/2005   to  12/31/2005       47.778007         48.665131       364,471.4972
   01/01/2006   to  12/31/2006       48.665131         56.469091       364,176.8859
=============  ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       20.043768         23.336992       169,864.5641
   01/01/2005   to  12/31/2005       23.336992         24.840578       427,820.2025
   01/01/2006   to  12/31/2006       24.840578         27.451333       490,929.7185
=============  ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004        9.735580         11.170897       341,872.9895
   01/01/2005   to  12/31/2005       11.170897         12.812338       466,828.0333
   01/01/2006   to  12/31/2006       12.812338         15.975005       468,956.9514
=============  ==== ==========       =========         =========       ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004        9.979567          9.932521        35,261.8340
   01/01/2005   to  04/30/2005        9.932521          9.942272             0.0000
=============  ==== ==========       =========         =========       ============

                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005        7.930965          8.605857         491,941.5275
   01/01/2006   to  12/31/2006        8.605857          9.123759         559,131.7120
=============  ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       11.652784         12.070302         627,605.8901
   01/01/2005   to  12/31/2005       12.070302         12.158353       1,222,596.5719
   01/01/2006   to  12/31/2006       12.158353         12.518956       1,375,950.7396
=============  ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
   05/01/2006   to  12/31/2006       18.010843         19.440490               0.0000
=============  ==== ==========       =========         =========       ==============
 PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A)
   05/01/2006   to  12/31/2006       11.387288         12.052945               0.0000
=============  ==== ==========       =========         =========       ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   05/01/2006   to  12/31/2006       18.280518         18.976282           1,259.8377
=============  ==== ==========       =========         =========       ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       12.568596         14.565078           2,066.9340
   01/01/2005   to  12/31/2005       14.565078         15.753095           9,231.8931
   01/01/2006   to  12/31/2006       15.753095         17.788034          15,288.6656
=============  ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005        9.998767         10.468869         253,637.4236
   01/01/2006   to  12/31/2006       10.468869         11.969030         447,480.3448
=============  ==== ==========       =========         =========       ==============
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004        8.756346          9.716826          32,116.1204
   01/01/2005   to  12/31/2005        9.716826         10.011111          58,534.9431
   01/01/2006   to  12/31/2006       10.011111         10.687997          66,336.3304
=============  ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005       44.029505         44.188654          74,302.8705
   01/01/2006   to  12/31/2006       44.188654         45.333507          92,692.1192
=============  ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005   to  12/31/2005        9.942177         10.040284          44,106.0766
   01/01/2006   to  12/31/2006       10.040284         10.341366         339,207.9758
=============  ==== ==========       =========         =========       ==============

                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       10.589837         11.357010         103,152.8346
   01/01/2005   to  12/31/2005       11.357010         11.804135         219,351.0393
   01/01/2006   to  12/31/2006       11.804135         12.772469         254,169.9468
=============  ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004   to  12/31/2004       11.055459         11.894586         898,607.9162
   01/01/2005   to  12/31/2005       11.894586         12.905737       1,334,449.9423
   01/01/2006   to  12/31/2006       12.905737         14.545670       1,423,480.7740
=============  ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005        9.748079         11.701673         432,162.4161
   01/01/2006   to  12/31/2006       11.701673         11.818868         514,275.2690
=============  ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004        4.208800          4.390890          36,349.2485
   01/01/2005   to  04/30/2005        4.390890          4.037361               0.0000
=============  ==== ==========       =========         =========       ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       36.145109         39.276210          22,036.3904
   01/01/2005   to  12/31/2005       39.276210         39.796170          46,848.0953
   01/01/2006   to  12/31/2006       39.796170         43.883806          53,098.2004
=============  ==== ==========       =========         =========       ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005       14.248694         16.676933          10,305.5086
   01/01/2006   to  12/31/2006       16.676933         19.115723          25,997.4015
=============  ==== ==========       =========         =========       ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       12.011184         13.236617          29,381.5968
   01/01/2005   to  12/31/2005       13.236617         13.758065          62,193.2345
   01/01/2006   to  12/31/2006       13.758065         16.107881          73,398.4950
=============  ==== ==========       =========         =========       ==============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2004   to  12/31/2004       43.934444         47.658643             802.9248
   01/01/2005   to  12/31/2005       47.658643         49.405839             980.0529
   01/01/2006   to  12/31/2006       49.405839         56.416590             893.3883
=============  ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       12.436578         13.014582         631,072.1089
=============  ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       11.496890         12.100171       3,156,805.5669
=============  ==== ==========       =========         =========       ==============

                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       10.618221         11.135709         185,235.3179
=============  ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       12.114755         12.758172       5,816,760.0971
=============  ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       11.028614         11.580662         958,915.0270
=============  ==== ==========       =========         =========       ==============

                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/13/2006   to  12/31/2006       24.406932         25.278856            1,475.4841
=============  ==== ==========       =========         =========        ==============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2006   to  12/31/2006       17.861343         19.720558           27,860.5634
=============  ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004   to  11/19/2004       14.477060         14.930708          434,416.9639
=============  ==== ==========       =========         =========        ==============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004   to  11/19/2004       15.020493         16.110947           75,748.8035
=============  ==== ==========       =========         =========        ==============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       12.289066         13.864733           50,862.0313
   01/01/2005   to  12/31/2005       13.864733         14.177012           97,821.4361
   01/01/2006   to  12/31/2006       14.177012         16.002966          108,458.7611
=============  ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       15.995949         17.014558        1,423,919.9610
   01/01/2005   to  12/31/2005       17.014558         16.986823        1,399,447.2204
   01/01/2006   to  12/31/2006       16.986823         18.238141        1,217,495.8032
=============  ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       42.863071         47.407274        1,462,636.7260
   01/01/2005   to  12/31/2005       47.407274         48.215337        1,315,097.2795
   01/01/2006   to  12/31/2006       48.215337         55.863563        1,186,099.7281
=============  ==== ==========       =========         =========        ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       20.202701         23.498662          726,395.0754
   01/01/2005   to  12/31/2005       23.498662         24.975286          819,096.4932
   01/01/2006   to  12/31/2006       24.975286         27.558940          756,528.8061
=============  ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004        9.669653         11.084222        1,304,324.8450
   01/01/2005   to  12/31/2005       11.084222         12.698204        1,644,548.8198
   01/01/2006   to  12/31/2006       12.698204         15.829203        1,407,133.1390
=============  ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004        9.911967          9.855432          509,470.6728
   01/01/2005   to  04/30/2005        9.855432          9.860283            3,411.3696
=============  ==== ==========       =========         =========        ==============

                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005        7.865453          8.526290         1,927,136.5714
   01/01/2006   to  12/31/2006        8.526290          9.025889         1,813,925.7357
=============  ==== ==========       =========         =========         ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       11.573887         11.976661         2,930,256.0470
   01/01/2005   to  12/31/2005       11.976661         12.045993         2,864,523.5732
   01/01/2006   to  12/31/2006       12.045993         12.384722         2,757,324.6750
=============  ==== ==========       =========         =========         ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
   05/01/2006   to  12/31/2006       17.683202         19.067873             2,230.4680
=============  ==== ==========       =========         =========         ==============
 PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A)
   05/01/2006   to  12/31/2006       11.369624         12.022287                 0.0000
=============  ==== ==========       =========         =========         ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   05/01/2006   to  12/31/2006       17.958794         18.623787               514.0850
=============  ==== ==========       =========         =========         ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       13.997639         16.204999            27,032.2201
   01/01/2005   to  12/31/2005       16.204999         17.500594            24,012.1791
   01/01/2006   to  12/31/2006       17.500594         19.731732            23,215.6881
=============  ==== ==========       =========         =========         ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005        9.998644         10.458340           233,041.5843
   01/01/2006   to  12/31/2006       10.458340         11.939126           432,481.7855
=============  ==== ==========       =========         =========         ==============
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004        8.716138          9.662589           328,427.4924
   01/01/2005   to  12/31/2005        9.662589          9.940352           312,261.9803
   01/01/2006   to  12/31/2006        9.940352         10.596585           294,259.9442
=============  ==== ==========       =========         =========         ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005       42.619530         42.731058            63,880.1102
   01/01/2006   to  12/31/2006       42.731058         43.772618            89,526.7024
=============  ==== ==========       =========         =========         ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005   to  12/31/2005        9.860067          9.947469           573,196.9846
   01/01/2006   to  12/31/2006        9.947469         10.230456           815,314.8727
=============  ==== ==========       =========         =========         ==============

                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       10.557975         11.311583         480,706.5590
   01/01/2005   to  12/31/2005       11.311583         11.739347         526,151.6279
   01/01/2006   to  12/31/2006       11.739347         12.683378         447,355.9250
=============  ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004   to  12/31/2004       10.980587         11.802287       3,113,698.1630
   01/01/2005   to  12/31/2005       11.802287         12.786459       3,101,670.2116
   01/01/2006   to  12/31/2006       12.786459         14.389697       3,004,904.4939
=============  ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005        9.694501         11.625804         816,190.2397
   01/01/2006   to  12/31/2006       11.625804         11.724679         814,130.3729
=============  ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004       11.569352         12.057889          11,242.5239
   01/01/2005   to  04/30/2005       12.057889         11.081632               0.0000
=============  ==== ==========       =========         =========       ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       10.517092         11.416784          97,449.0607
   01/01/2005   to  12/31/2005       11.416784         11.550635         138,420.8319
   01/01/2006   to  12/31/2006       11.550635         12.718014         147,041.3036
=============  ==== ==========       =========         =========       ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005       14.075179         16.457492           6,398.4830
   01/01/2006   to  12/31/2006       16.457492         18.836003          22,835.9704
=============  ==== ==========       =========         =========       ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       12.005550         13.217257          23,783.2320
   01/01/2005   to  12/31/2005       13.217257         13.717413          49,629.5889
   01/01/2006   to  12/31/2006       13.717413         16.036286          52,069.4195
=============  ==== ==========       =========         =========       ==============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2004   to  12/31/2004       11.280104         12.224123          40,084.3715
   01/01/2005   to  12/31/2005       12.224123         12.653328          44,117.6739
   01/01/2006   to  12/31/2006       12.653328         14.427259          39,337.2097
=============  ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       12.408821         12.972623         932,223.4427
=============  ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       11.471224         12.061156       5,254,087.6894
=============  ==== ==========       =========         =========       ==============

                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       10.594511         11.099798         639,937.3383
=============  ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       12.087713         12.717038       5,940,772.0373
=============  ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       11.003990         11.543319       1,830,936.8523
=============  ==== ==========       =========         =========       ==============

                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/13/2006   to  12/31/2006       24.175086         25.035574           299.5594
=============  ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2006   to  12/31/2006       16.780324         18.514734           620.1999
=============  ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004   to  11/19/2004       14.145175         14.580471         4,353.1515
=============  ==== ==========       =========         =========       ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004   to  11/19/2004       14.423600         15.462288            92.9188
=============  ==== ==========       =========         =========       ============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       12.276701         13.841605         7,706.3804
   01/01/2005   to  12/31/2005       13.841605         14.139257        14,201.5084
   01/01/2006   to  12/31/2006       14.139257         15.944443        15,333.5632
=============  ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       16.064451         17.076098       685,346.9420
   01/01/2005   to  12/31/2005       17.076098         17.031269       537,149.8991
   01/01/2006   to  12/31/2006       17.031269         18.267637       542,621.3729
=============  ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       43.046833         47.578964       429,989.9089
   01/01/2005   to  12/31/2005       47.578964         48.341721       351,515.8593
   01/01/2006   to  12/31/2006       48.341721         55.954181       341,504.5455
=============  ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       19.710562         22.911042        12,243.5736
   01/01/2005   to  12/31/2005       22.911042         24.326474        25,702.6111
   01/01/2006   to  12/31/2006       24.326474         26.816252        27,033.5655
=============  ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004        9.711106         11.124362       522,437.5979
   01/01/2005   to  12/31/2005       11.124362         12.727210       405,795.7495
   01/01/2006   to  12/31/2006       12.727210         15.829364       403,883.4304
=============  ==== ==========       =========         =========       ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004        9.954439          9.891100       253,746.9493
   01/01/2005   to  04/30/2005        9.891100          9.892743             0.0000
=============  ==== ==========       =========         =========       ============

                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005        7.891325          8.548668         994,431.8974
   01/01/2006   to  12/31/2006        8.548668          9.040556         971,145.3829
=============  ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       11.623443         12.019969         763,670.5952
   01/01/2005   to  12/31/2005       12.019969         12.077499         699,133.5903
   01/01/2006   to  12/31/2006       12.077499         12.404736         849,038.1120
=============  ==== ==========       =========         =========         ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
   05/01/2006   to  12/31/2006       17.468039         18.823377               0.0000
=============  ==== ==========       =========         =========         ============
 PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A)
   05/01/2006   to  12/31/2006       11.357861         12.001887               0.0000
=============  ==== ==========       =========         =========         ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   05/01/2006   to  12/31/2006       17.747410         18.392377               0.0000
=============  ==== ==========       =========         =========         ============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       12.319307         14.252550              41.1182
   01/01/2005   to  12/31/2005       14.252550         15.376713              40.9022
   01/01/2006   to  12/31/2006       15.376713         17.319799           2,108.5351
=============  ==== ==========       =========         =========         ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005        9.998562         10.451325          22,966.7521
   01/01/2006   to  12/31/2006       10.451325         11.919227          85,062.7874
=============  ==== ==========       =========         =========         ============
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004        8.686076          9.622877               0.0000
   01/01/2005   to  12/31/2005        9.622877          9.889633           6,276.6601
   01/01/2006   to  12/31/2006        9.889633         10.532005           4,318.5228
=============  ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005       41.704715         41.786131             858.5974
   01/01/2006   to  12/31/2006       41.786131         42.761992           1,863.3280
=============  ==== ==========       =========         =========         ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005   to  12/31/2005        9.892445          9.973519         458,380.6783
   01/01/2006   to  12/31/2006        9.973519         10.247024         687,210.1040
=============  ==== ==========       =========         =========         ============

                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       10.536806         11.281419            3,772.1408
   01/01/2005   to  12/31/2005       11.281419         11.696374           10,930.0985
   01/01/2006   to  12/31/2006       11.696374         12.624352           12,990.4301
=============  ==== ==========       =========         =========       ===============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004   to  12/31/2004       11.027666         11.845032        1,387,014.0070
   01/01/2005   to  12/31/2005       11.845032         12.819984        1,232,480.4169
   01/01/2006   to  12/31/2006       12.819984         14.413047        1,309,198.0454
=============  ==== ==========       =========         =========       ===============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005        9.699357         11.623927          515,598.7796
   01/01/2006   to  12/31/2006       11.623927         11.711098          513,916.9419
=============  ==== ==========       =========         =========       ===============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004        4.166769          4.339839              861.7551
   01/01/2005   to  04/30/2005        4.339839          3.987166                0.0000
=============  ==== ==========       =========         =========       ===============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       34.639465         37.577802            1,454.7390
   01/01/2005   to  12/31/2005       37.577802         37.980470            3,090.7193
   01/01/2006   to  12/31/2006       37.980470         41.777333            3,701.0354
=============  ==== ==========       =========         =========       ===============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005       13.960650         16.312769              432.6820
   01/01/2006   to  12/31/2006       16.312769         18.651755            2,292.6798
=============  ==== ==========       =========         =========       ===============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004   to  12/31/2004       11.980897         13.181375            2,499.9396
   01/01/2005   to  12/31/2005       13.181375         13.666539            7,196.6007
   01/01/2006   to  12/31/2006       13.666539         15.960893            9,327.3672
=============  ==== ==========       =========         =========       ===============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2004   to  12/31/2004       42.184562         45.684643               12.2422
   01/01/2005   to  12/31/2005       45.684643         47.241564              949.0122
   01/01/2006   to  12/31/2006       47.241564         53.810906              949.6890
=============  ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       12.390351         12.944726        1,106,411.7940
=============  ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       11.454145         12.035216       10,524,181.7495
=============  ==== ==========       =========         =========       ===============

                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                  ACCUMULATION      ACCUMULATION       ACCUMULATION
                                 UNIT VALUE AT     UNIT VALUE AT          UNITS
                                  BEGINNING OF         END OF         OUTSTANDING AT
                                     PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       10.578733         11.075921         918,626.7875
=============  ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       12.069718         12.689689       9,320,109.9604
=============  ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       10.987604         11.518490       3,520,388.0639
=============  ==== ==========       =========         =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       11.401035         11.149853        39,781.6782
  01/01/2002    to  12/31/2002       11.149853          8.283479        67,299.1238
  01/01/2003    to  12/31/2003        8.283479         10.537557        57,416.3486
  01/01/2004    to  12/31/2004       10.537557         11.034807        60,833.2394
  01/01/2005    to  12/31/2005       11.034807         11.796229        58,473.1054
  01/01/2006    to  12/31/2006       11.796229         12.316286        51,628.2980
============   ==== ==========       =========         =========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362          9.525031         3,498.6847
  01/01/2002    to  12/31/2002        9.525031          7.888596         5,038.8382
  01/01/2003    to  12/31/2003        7.888596          9.999711         4,871.2107
  01/01/2004    to  12/31/2004        9.999711         12.178466        12,406.1605
  01/01/2005    to  12/31/2005       12.178466         14.106414        28,552.8247
  01/01/2006    to  12/31/2006       14.106414         17.767455        26,254.5036
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.059989         24.914811             0.0000
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602          8.891510        10,843.1835
  01/01/2002    to  12/31/2002        8.891510          7.111749        38,755.4190
  01/01/2003    to  12/31/2003        7.111749          9.235060       123,953.9822
  01/01/2004    to  12/31/2004        9.235060         10.750454       266,809.2952
  01/01/2005    to  12/31/2005       10.750454         11.632986       277,553.6036
  01/01/2006    to  12/31/2006       11.632986         13.876424       176,821.3254
============   ==== ==========       =========         =========       ============
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001       12.599543         12.908840         2,791.0144
  01/01/2002    to  12/31/2002       12.908840         10.334186         3,653.2009
  01/01/2003    to  12/31/2003       10.334186         13.411763         2,865.9890
  01/01/2004    to  12/31/2004       13.411763         15.282910         2,762.3076
  01/01/2005    to  12/31/2005       15.282910         16.341558         2,673.0305
  01/01/2006    to  12/31/2006       16.341558         18.481049         2,807.6561
============   ==== ==========       =========         =========       ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.089569           11,502.3566
  01/01/2002    to  12/31/2002       17.089569         12.568520           16,549.2743
  01/01/2003    to  04/24/2003       12.568520         13.039455           16,617.0071
============   ==== ==========       =========         =========        ==============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.481506            2,917.0795
  01/01/2002    to  12/31/2002       10.481506          8.594369            3,743.3554
  01/01/2003    to  04/24/2003        8.594369          8.340065            4,134.6800
============   ==== ==========       =========         =========        ==============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.042663         13.362058           59,524.4518
  01/01/2002    to  12/31/2002       13.362058         14.251499          156,931.8255
  01/01/2003    to  12/31/2003       14.251499         14.523236          305,601.0555
  01/01/2004    to  11/19/2004       14.523236         14.849583          332,603.1958
============   ==== ==========       =========         =========        ==============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       14.909620         15.671320           11,092.2320
  01/01/2002    to  12/31/2002       15.671320         11.416343           21,931.9612
  01/01/2003    to  12/31/2003       11.416343         14.935490           22,894.3009
  01/01/2004    to  11/19/2004       14.935490         16.023358           20,298.5026
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000          8.263852          131,697.4090
  01/01/2003    to  12/31/2003        8.263852          9.864141          364,200.2978
  01/01/2004    to  12/31/2004        9.864141         10.770073          353,045.4927
  01/01/2005    to  12/31/2005       10.770073         11.308589          335,028.4967
  01/01/2006    to  04/30/2006       11.308589         11.803783          331,487.3950
============   ==== ==========       =========         =========        ==============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         11.960884           15,703.9104
  01/01/2004    to  12/31/2004       11.960884         13.830052           28,868.1443
  01/01/2005    to  12/31/2005       13.830052         14.120413           29,549.6688
  01/01/2006    to  12/31/2006       14.120413         15.915256           31,017.0373
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.958495         13.934910           41,643.4787
  01/01/2002    to  12/31/2002       13.934910         13.607857          183,438.0434
  01/01/2003    to  12/31/2003       13.607857         15.925780        1,026,911.4563
  01/01/2004    to  12/31/2004       15.925780         16.918301        1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301         16.865474        1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474         18.080789          883,966.3053
============   ==== ==========       =========         =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.575580         8,710.4378
  01/01/2002    to  12/31/2002       10.575580          7.360312        16,460.9876
  01/01/2003    to  04/25/2003        7.360312          7.464640        18,180.4768
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       40.976171         45.351346       147,551.7942
  01/01/2005    to  12/31/2005       45.351346         46.182080       135,425.3018
  01/01/2006    to  12/31/2006       46.182080         53.537677       111,644.0358
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       12.328241         12.117240        54,068.6823
  01/01/2002    to  12/31/2002       12.117240          8.299670        93,756.8991
  01/01/2003    to  12/31/2003        8.299670         10.196192        83,274.5138
  01/01/2004    to  04/30/2004       10.196192          9.995761        82,813.3027
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.907383         41.263886        62,136.3978
  01/01/2002    to  12/31/2002       41.263886         33.183838       193,615.0006
  01/01/2003    to  12/31/2003       33.183838         42.608637       694,811.9466
  01/01/2004    to  12/31/2004       42.608637         47.138957       782,579.5836
  01/01/2005    to  12/31/2005       47.138957         47.870784       706,835.4937
  01/01/2006    to  12/31/2006       47.870784         55.381470       634,180.4254
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.786324          8.281995        11,406.2346
  01/01/2003    to  12/31/2003        8.281995         10.154134        15,777.8622
  01/01/2004    to  04/30/2004       10.154134          9.943881        14,871.2332
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464         12.197249        87,269.1452
  01/01/2002    to  12/31/2002       12.197249         10.564552       134,271.0777
  01/01/2003    to  12/31/2003       10.564552         12.985622       131,645.9629
  01/01/2004    to  04/30/2004       12.985622         13.177793       127,201.6626
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.405673        44,733.8292
  01/01/2002    to  12/31/2002       17.405673         15.456728       180,671.9059
  01/01/2003    to  12/31/2003       15.456728         19.109721       286,168.2234
  01/01/2004    to  12/31/2004       19.109721         23.366842       330,389.8090
  01/01/2005    to  12/31/2005       23.366842         24.798069       326,477.3988
  01/01/2006    to  12/31/2006       24.798069         26.691009       252,440.4570
============   ==== ==========       =========         =========       ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739093          8.354994            2,838.0714
  01/01/2002    to  12/31/2002        8.354994          7.237479           78,810.0767
  01/01/2003    to  12/31/2003        7.237479          9.386204          329,880.9111
  01/01/2004    to  12/31/2004        9.386204         11.021453          907,434.3050
  01/01/2005    to  12/31/2005       11.021453         12.607434        1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434         15.680393        1,003,465.2248
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.041115         10.122589           10,516.7910
  01/01/2002    to  12/31/2002       10.122589         10.050994          226,239.9556
  01/01/2003    to  12/31/2003       10.050994          9.914562          253,610.2645
  01/01/2004    to  12/31/2004        9.914562          9.799660          229,972.3926
  01/01/2005    to  04/30/2005        9.799660          9.799690            2,245.9017
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.817006          8.465353        1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353          8.947983        1,528,712.0855
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.519847         11.908891        2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891         11.959923        1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923         12.277851        1,862,279.1932
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873         10.114046              337.9604
  01/01/2002    to  12/31/2002       10.114046         12.034541            1,073.1001
  01/01/2003    to  12/31/2003       12.034541         14.472057              162.3384
  01/01/2004    to  04/30/2004       14.472057         14.069456              162.3384
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.361441         18.702307                0.0000
============   ==== ==========       =========         =========        ==============
 PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       11.351983         11.991700                0.0000
============   ==== ==========       =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.642651         18.277751                0.0000
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.031953         14.218826            1,631.1210
  01/01/2002    to  12/31/2002       14.218826         11.005539            8,026.2962
  01/01/2003    to  12/31/2003       11.005539         13.866110           21,554.0914
  01/01/2004    to  12/31/2004       13.866110         16.114072           19,017.9258
  01/01/2005    to  12/31/2005       16.114072         17.376400           20,894.9824
  01/01/2006    to  12/31/2006       17.376400         19.562422           16,151.1848
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.924556         11.806694          115,275.7162
  01/01/2005    to  12/31/2005       11.806694         12.330450          161,329.3225
  01/01/2006    to  12/31/2006       12.330450         13.671249          288,347.4815
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       13.874050         13.265620           10,801.0508
  01/01/2002    to  12/31/2002       13.265620         10.007490           18,213.7716
  01/01/2003    to  12/31/2003       10.007490         12.477682           18,780.2883
  01/01/2004    to  04/30/2004       12.477682         12.475648           18,684.5010
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614667          8.210931            6,367.6263
  01/01/2002    to  12/31/2002        8.210931          4.512937          148,563.8294
  01/01/2003    to  12/31/2003        4.512937          6.056532        1,269,649.0726
  01/01/2004    to  12/31/2004        6.056532          7.008410        1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410          7.890626        1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626          8.227961          894,709.4546
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.031163         12.792619           44,535.0641
  01/01/2005    to  12/31/2005       12.792619         13.911464           44,077.4394
  01/01/2006    to  12/31/2006       13.911464         14.159703           39,135.0211
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439         12.161685            7,983.9256
  01/01/2002    to  12/31/2002       12.161685          8.518278           13,887.0265
  01/01/2003    to  12/31/2003        8.518278         11.482618           33,200.4084
  01/01/2004    to  04/30/2004       11.482618         11.683449           42,118.1236
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521         10.447819           73,067.2632
  01/01/2006    to  12/31/2006       10.447819         11.909290          147,636.9975
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 VAN KAMPEN MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640          8.793111           18,663.1300
  01/01/2002    to  12/31/2002        8.793111          6.527712           72,350.5017
  01/01/2003    to  12/31/2003        6.527712          8.700539          100,033.9731
  01/01/2004    to  12/31/2004        8.700539          9.608357          111,570.0500
  01/01/2005    to  12/31/2005        9.608357          9.869788          108,544.5194
  01/01/2006    to  12/31/2006        9.869788         10.505630          103,433.6886
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       41.254696         41.321531           22,826.5561
  01/01/2006    to  12/31/2006       41.321531         42.265461           18,760.9537
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.799354          9.876390          447,409.0187
  01/01/2006    to  12/31/2006        9.876390         10.142173          864,570.9573
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.795430           15,930.0537
  01/01/2003    to  12/31/2003        7.795430         10.523522           67,158.0254
  01/01/2004    to  12/31/2004       10.523522         11.266366          130,493.3911
  01/01/2005    to  12/31/2005       11.266366         11.674945          130,091.6037
  01/01/2006    to  12/31/2006       11.674945         12.594941          133,851.2532
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196255         10.124913           16,457.1567
  01/01/2002    to  12/31/2002       10.124913          8.298345          202,643.9669
  01/01/2003    to  12/31/2003        8.298345         10.655482        1,474,369.6395
  01/01/2004    to  12/31/2004       10.655482         11.735525        2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525         12.695134        2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134         14.265570        1,861,949.3347
============   ==== ==========       =========         =========        ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         12.589326           79,461.4440
  01/01/2004    to  12/31/2004       12.589326         14.587130           70,757.6267
  01/01/2005    to  12/31/2005       14.587130         16.847404           66,110.0315
  01/01/2006    to  12/31/2006       16.847404         19.232927           43,611.1346
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.650892         11.562016          829,752.7829
  01/01/2006    to  12/31/2006       11.562016         11.642913          734,085.5057
============   ==== ==========       =========         =========        ==============

                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
   05/01/2003   to  12/31/2003       10.000000         11.700696            3,933.4771
   01/01/2004   to  12/31/2004       11.700696         12.027712            8,269.3475
   01/01/2005   to  04/30/2005       12.027712         11.048488                0.0000
=============  ==== ==========       =========         =========       ===============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2002   to  12/31/2002       10.000000          9.098968           13,990.0756
   01/01/2003   to  12/31/2003        9.098968         10.431707           50,462.8179
   01/01/2004   to  12/31/2004       10.431707         11.371128           57,900.6652
   01/01/2005   to  12/31/2005       11.371128         11.487247           61,315.9763
   01/01/2006   to  12/31/2006       11.487247         12.629315           60,259.6990
=============  ==== ==========       =========         =========       ===============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005       13.903735         16.240884                0.0000
   01/01/2006   to  12/31/2006       16.240884         18.560308            1,205.1141
=============  ==== ==========       =========         =========       ===============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
   05/01/2003   to  12/31/2003       10.000000         12.005481            7,504.5382
   01/01/2004   to  12/31/2004       12.005481         13.184189           11,026.5844
   01/01/2005   to  12/31/2005       13.184189         13.662644           12,226.0340
   01/01/2006   to  12/31/2006       13.662644         15.948392           15,280.4506
=============  ==== ==========       =========         =========       ===============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
   04/10/2001   to  12/31/2001       11.579412         11.190345            6,893.7869
   01/01/2002   to  12/31/2002       11.190345          8.903701           15,929.0580
   01/01/2003   to  12/31/2003        8.903701         11.139506           18,439.2707
   01/01/2004   to  12/31/2004       11.139506         12.155928           12,735.8640
   01/01/2005   to  12/31/2005       12.155928         12.563934            9,217.3195
   01/01/2006   to  12/31/2006       12.563934         14.303923            7,866.1786
=============  ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       12.381126         12.930800        1,628,008.7238
=============  ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       11.445615         12.022266       13,290,375.5830
=============  ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       10.570853         11.064002          614,186.3552
=============  ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       12.060731         12.676036       11,369,186.8771
=============  ==== ==========       =========         =========       ===============

                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   05/01/2006   to  12/31/2006       10.979421         11.506096         3,802,320.2469
=============  ==== ==========       =========         =========         ==============

FINANCIAL STATEMENTS


The financial statements of the Separate Account, the Company and General American Life Insurance Company are included herein.


The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


The financial statements of General American Life Insurance Company are included because for contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

                                 ANNUAL REPORT

                                      OF

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                      OF
                      METLIFE INVESTORS INSURANCE COMPANY

                               DECEMBER 31, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders of
MetLife Investors Insurance Company and
Contract Owners of MetLife Investors Variable Annuity Account One

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts (as disclosed in Appendix A) comprising MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Investors Insurance Company as of December 31, 2006, the related statements of operations for each of the periods in the year then ended, and the statements of changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors Variable Annuity Account One of MetLife Investors Insurance Company as of December 31, 2006, the results of their operations for each of the periods in the year then ended, and the changes in their net assets for each of the periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/  DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 6, 2007

                                  APPENDIX A

             Lord Abbett Growth &       Russell Core Bond
               Income Sub-Account       Sub-Account
             Lord Abbett Bond           Russell Real Estate
               Debenture Sub-Account    Securities Sub-Account
             Van Kampen Mid-Cap Growth  AIM V.I. Capital
               Sub-Account              Appreciation Sub-Account
             Lord Abbett Mid-Cap Value  AIM V.I. International
               Sub-Account              Growth Sub-Account
             Lord Abbett America's      DWS Small Cap Growth
               Value Sub-Account        Sub-Account
             Met/Putnam Capital         DWS Government & Agency
               Opportunities            Securities Sub-Account
               Sub-Account              Investors Trust
             Oppenheimer Capital        Sub-Account
               Appreciation Sub-Account Davis Venture Value
             PIMCO Inflation Protected  Sub-Account
               Bond Sub-Account         Harris Oakmark Focused
             Legg Mason Aggressive      Value Sub-Account
               Growth Sub-Account       Jennison Growth
             PIMCO Total Return         Sub-Account
               Sub-Account              MFS Investors Trust
             RCM Global Technology      Sub-Account
               Sub-Account              MFS Total Return
             T. Rowe Price Mid Cap      Sub-Account
               Growth Sub-Account       Capital Guardian U.S.
             MFS Research               Equity Sub-Account
               International            FI International Stock
               Sub-Account              Sub-Account
             Met/AIM Small Cap Growth   BlackRock Money Market
               Sub-Account              Sub-Account
             Lazard Mid Cap Sub-Account MetLife Stock Index
             Harris Oakmark             Sub-Account
               International            BlackRock Bond Income
               Sub-Account              Sub-Account
             Third Avenue Small Cap     BlackRock Strategic Value
               Value Sub-Account        Sub-Account
             Neuberger Berman Real      Franklin Templeton Small
               Estate Sub-Account       Cap Sub-Account
             Turner Mid-Cap Growth      Western Asset Management
               Sub-Account              Strategic Bond
             Goldman Sachs Mid-Cap      Opportunities Sub-Account
               Value Sub-Account        Western Asset Management
             MetLife Defensive          U.S.
               Strategy Sub-Account     Government Sub-Account
             MetLife Moderate Strategy  T. Rowe Price Small Cap
               Sub-Account              Growth Sub-Account
             MetLife Balanced Strategy  T. Rowe Price Large Cap
               Sub-Account              Growth Sub-Account
             MetLife Growth Strategy    Oppenheimer Global Equity
               Sub-Account              Sub-Account
             MetLife Aggressive         Putnam Growth and Income
               Strategy Sub-Account     Sub-Account
             VanKampen ComStock         Putnam Vista Sub-Account
               Sub-Account              Putnam Equity Income Fund
             Cyclical Growth ETF        Sub-Account
               Sub-Account              Templeton Growth
             Cyclical Growth and        Securities Sub-Account
               Income ETF Sub-Account   Templeton Foreign
             Legg Mason Value Equity    Securities Fund
               Sub-Account              Sub-Account
             Met/AIM Cap Appreciation   Templeton Developing
               Sub-Account              Markets Securities
             Pioneer Fund Sub-Account   Fund Sub-Account
             Pioneer Mid- Cap Value     Fidelity Growth
               Sub-Account              Opportunities Sub-Account
             Pioneer Strategic Income   Fidelity Equity Income
               Sub-Account              Sub-Account
             MFS Emerging Markets       PIMCO High Yield
               Equity Sub-Account       Sub-Account
             Loomis Sayles Global       PIMCO Low Duaration
               Markets Sub-Account      Sub-Account
             Strategic Growth and       PIMCO StockPLUS Growth &
               Income Sub-Account       Income Sub-Account
             Strategic Conservative     PIMCO Total Return Bond
               Growth Sub-Account       Sub-Account
             Strategic Growth           American Fund Global
               Sub-Account              Growth Sub-Account
             Russell Multi-Style
               Equity Sub-Account
             Russell Aggressive Equity
               Sub-Account
             Russell Non-U.S.
               Sub-Account

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006

                                                     LORD ABBETT      LORD ABBETT
                                                   GROWTH & INCOME   BOND DEBENTURE
                                                     SUB-ACCOUNT      SUB-ACCOUNT
                                                   ---------------- ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND"):
Lord Abbett Growth & Income Portfolio
 42,828,634 shares; cost $1,000,056,140........... $  1,254,308,814 $             --
Lord Abbett Bond Debenture Portfolio
 24,730,220 shares; cost $293,570,014.............               --      307,961,525
Van Kampen Mid-Cap Growth Portfolio
 5,506,224 shares; cost $46,928,733...............               --               --
Lord Abbett Mid-Cap Value Portfolio
 13,463,981 shares; cost $243,036,529.............               --               --
Lord Abbett America's Value Portfolio
 5,537,068 shares; cost $73,517,621...............               --               --
Met/Putnam Capital Opportunities Portfolio
 2,515,789 shares; cost $32,553,188...............               --               --
Oppenheimer Capital Appreciation Portfolio
 15,455,026 shares; cost $127,526,991.............               --               --
PIMCO Inflation Protected Bond Portfolio
 6,407,326 shares; cost $67,687,749...............               --               --
Legg Mason Aggressive Growth Portfolio
 13,608,727 shares; cost $95,389,723..............               --               --
PIMCO Total Return Portfolio
 27,962,886 shares; cost $318,765,891.............               --               --
RCM Global Technology Portfolio
 2,033,712 shares; cost $8,967,811................               --               --
T. Rowe Price Mid Cap Growth Portfolio
 12,498,039 shares; cost $86,907,184..............               --               --
MFS Research International Portfolio
 15,601,225 shares; cost $170,346,151.............               --               --
Met/AIM Small Cap Growth Portfolio
 6,226,186 shares; cost $75,525,558...............               --               --
Lazard Mid Cap Portfolio
 2,366,087 shares; cost $30,031,746...............               --               --
Harris Oakmark International Portfolio
 5,936,462 shares; cost $82,746,566...............               --               --
Third Avenue Small Cap Value Portfolio
 5,739,066 shares; cost $78,633,006...............               --               --
Neuberger Berman Real Estate Portfolio
 4,413,067 shares; cost $56,559,980...............               --               --
                                                   ---------------- ----------------
Total Investments.................................    1,254,308,814      307,961,525
Due from MetLife Investors Insurance Company......            5,054           10,861
                                                   ---------------- ----------------
Total Assets......................................    1,254,313,868      307,972,386
LIABILITIES:
Due to MetLife Investors Insurance Company........               --               --
                                                   ---------------- ----------------
NET ASSETS........................................ $  1,254,313,868 $    307,972,386
                                                   ================ ================
Outstanding Units.................................       22,197,014       16,590,983
Unit Fair Values.................................. $16.65 to $62.97 $13.37 to $19.63

  The accompanying notes are an integral part of these financial statements.

   VAN KAMPEN        LORD ABBETT       LORD ABBETT         MET/PUTNAM           OPPENHEIMER       PIMCO INFLATION
 MID-CAP GROWTH     MID-CAP VALUE    AMERICA'S VALUE  CAPITAL OPPORTUNITIES CAPITAL APPRECIATION  PROTECTED BOND
  SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------  ----------------  ----------------  --------------------- -------------------- ----------------
$             --  $             --  $             --     $            --      $            --    $             --
              --                --                --                  --                   --                  --
      56,740,451                --                --                  --                   --                  --
              --       304,617,024                --                  --                   --                  --
              --                --        86,156,782                  --                   --                  --
              --                --                --          38,262,758                   --                  --
              --                --                --                  --          142,383,042                  --
              --                --                --                  --                   --          64,649,923
              --                --                --                  --                   --                  --
              --                --                --                  --                   --                  --
              --                --                --                  --                   --                  --
              --                --                --                  --                   --                  --
              --                --                --                  --                   --                  --
              --                --                --                  --                   --                  --
              --                --                --                  --                   --                  --
              --                --                --                  --                   --                  --
              --                --                --                  --                   --                  --
              --                --                --                  --                   --                  --
----------------  ----------------  ----------------     ---------------      ---------------    ----------------
      56,740,451       304,617,024        86,156,782          38,262,758          142,383,042          64,649,923
              --                --                --                   1                    2                  --
----------------  ----------------  ----------------     ---------------      ---------------    ----------------
      56,740,451       304,617,024        86,156,782          38,262,759          142,383,044          64,649,923
              (2)               (9)               (2)                 --                   --                  (3)
----------------  ----------------  ----------------     ---------------      ---------------    ----------------
$     56,740,449  $    304,617,015  $     86,156,780     $    38,262,759      $   142,383,044    $     64,649,920
================  ================  ================     ===============      ===============    ================
       5,207,161        10,813,416         5,264,244           1,916,921           15,156,483           5,893,926
$10.44 to $11.26  $26.44 to $29.45  $15.86 to $16.54     $9.59 to $20.65      $8.75 to $11.27    $10.72 to $11.14

   LEGG MASON
AGGRESSIVE GROWTH
   SUB-ACCOUNT
-----------------
 $            --
              --
              --
              --
              --
              --
              --
              --
     108,846,059
              --
              --
              --
              --
              --
              --
              --
              --
              --
 ---------------
     108,846,059
              --
 ---------------
     108,846,059
              --
 ---------------
 $   108,846,059
 ===============
      13,441,619
 $7.44 to $10.77

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                       PIMCO         RCM GLOBAL
                                                                    TOTAL RETURN     TECHNOLOGY
                                                                    SUB-ACCOUNT      SUB-ACCOUNT
                                                                  ---------------- --------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND") -- (CONTINUED):
Lord Abbett Growth & Income Portfolio
 42,828,634 shares; cost $1,000,056,140.......................... $             -- $           --
Lord Abbett Bond Debenture Portfolio
 24,730,220 shares; cost $293,570,014............................               --             --
Van Kampen Mid-Cap Growth Portfolio
 5,506,224 shares; cost $46,928,733..............................               --             --
Lord Abbett Mid-Cap Value Portfolio
 13,463,981 shares; cost $243,036,529............................               --             --
Lord Abbett America's Value Portfolio
 5,537,068 shares; cost $73,517,621..............................               --             --
Met/Putnam Capital Opportunities Portfolio
 2,515,789 shares; cost $32,553,188..............................               --             --
Oppenheimer Capital Appreciation Portfolio
 15,455,026 shares; cost $127,526,991............................               --             --
PIMCO Inflation Protected Bond Portfolio
 6,407,326 shares; cost $67,687,749..............................               --             --
Legg Mason Aggressive Growth Portfolio
 13,608,727 shares; cost $95,389,723.............................               --             --
PIMCO Total Return Portfolio
 27,962,886 shares; cost $318,765,891............................      327,611,957             --
RCM Global Technology Portfolio
 2,033,712 shares; cost $8,967,811...............................               --     10,819,348
T. Rowe Price Mid Cap Growth Portfolio
 12,498,039 shares; cost $86,907,184.............................               --             --
MFS Research International Portfolio
 15,601,225 shares; cost $170,346,151............................               --             --
Met/AIM Small Cap Growth Portfolio
 6,226,186 shares; cost $75,525,558..............................               --             --
Lazard Mid Cap Portfolio
 2,366,087 shares; cost $30,031,746..............................               --             --
Harris Oakmark International Portfolio
 5,936,462 shares; cost $82,746,566..............................               --             --
Third Avenue Small Cap Value Portfolio
 5,739,066 shares; cost $78,633,006..............................               --             --
Neuberger Berman Real Estate Portfolio
 4,413,067 shares; cost $56,559,980..............................               --             --
                                                                  ---------------- --------------
Total Investments................................................      327,611,957     10,819,348
Due from MetLife Investors Insurance Company.....................              176             --
                                                                  ---------------- --------------
Total Assets.....................................................      327,612,133     10,819,348
LIABILITIES:
Due to MetLife Investors Insurance Company.......................               --             (1)
                                                                  ---------------- --------------
NET ASSETS....................................................... $    327,612,133 $   10,819,347
                                                                  ================ ==============
Outstanding Units................................................       26,133,024      2,231,169
Unit Fair Values................................................. $12.00 to $13.17 $4.71 to $4.95

  The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE            MFS               MET/AIM                              HARRIS          THIRD AVENUE
MID CAP GROWTH  RESEARCH INTERNATIONAL SMALL CAP GROWTH  LAZARD MID CAP  OAKMARK INTERNATIONAL SMALL CAP VALUE
 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------  ---------------------- ---------------- ---------------- --------------------- ----------------
$           --     $             --    $            --  $             --   $             --    $             --
            --                   --                 --                --                 --                  --
            --                   --                 --                --                 --                  --
            --                   --                 --                --                 --                  --
            --                   --                 --                --                 --                  --
            --                   --                 --                --                 --                  --
            --                   --                 --                --                 --                  --
            --                   --                 --                --                 --                  --
            --                   --                 --                --                 --                  --
            --                   --                 --                --                 --                  --
            --                   --                 --                --                 --                  --
   107,929,920                   --                 --                --                 --                  --
            --          233,658,070                 --                --                 --                  --
            --                   --         83,414,428                --                 --                  --
            --                   --                 --        32,320,745                 --                  --
            --                   --                 --                --        112,021,041                  --
            --                   --                 --                --                 --          99,987,762
            --                   --                 --                --                 --                  --
--------------     ----------------    ---------------  ----------------   ----------------    ----------------
   107,929,920          233,658,070         83,414,428        32,320,745        112,021,041          99,987,762
            --                  582                324                --                 --                  --
--------------     ----------------    ---------------  ----------------   ----------------    ----------------
   107,929,920          233,658,652         83,414,752        32,320,745        112,021,041          99,987,762
            (1)                  --                 --                --                 (5)                 --
--------------     ----------------    ---------------  ----------------   ----------------    ----------------
$  107,929,919     $    233,658,652    $    83,414,752  $     32,320,745   $    112,021,036    $     99,987,762
==============     ================    ===============  ================   ================    ================
    12,903,767           13,357,797          5,984,113         2,006,766          5,683,024           5,547,538
$8.04 to $8.75     $15.31 to $23.06    $8.37 to $14.69  $15.64 to $16.41   $19.13 to $20.07    $17.49 to $20.21

    NEUBERGER
BERMAN REAL ESTATE
   SUB-ACCOUNT
------------------
 $             --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
               --
       79,745,323
 ----------------
       79,745,323
                1
 ----------------
       79,745,324
               --
 ----------------
 $     79,745,324
 ================
        3,924,423
 $18.97 to $28.41

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                       TURNER        GOLDMAN SACHS
                                                                   MID-CAP GROWTH    MID-CAP VALUE
                                                                    SUB-ACCOUNT       SUB-ACCOUNT
                                                                  ---------------- ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND") -- (CONTINUED):
Turner Mid-Cap Growth Portfolio
 987,887 shares; cost $10,293,353................................ $     12,526,407 $             --
Goldman Sachs Mid-Cap Value Portfolio
 2,648,578 shares; cost $32,992,577..............................               --       38,139,526
MetLife Defensive Strategy Portfolio
 8,251,434 shares; cost $84,424,507..............................               --               --
MetLife Moderate Strategy Portfolio
 27,330,713 shares; cost $283,490,568............................               --               --
MetLife Balanced Strategy Portfolio
 74,256,489 shares; cost $782,504,516............................               --               --
MetLife Growth Strategy Portfolio
 76,638,446 shares; cost $836,278,272............................               --               --
MetLife Aggressive Strategy Portfolio
 11,696,468 shares; cost $128,212,414............................               --               --
Van Kampen Comstock Portfolio
 6,864,168 shares; cost $72,446,775..............................               --               --
Cyclical Growth ETF Portfolio
 2,448,196 shares; cost $25,777,558..............................               --               --
Cyclical Growth and Income ETF Portfolio
 2,298,333 shares; cost $24,091,850..............................               --               --
Legg Mason Value Equity Portfolio
 3,609,499 shares; cost $38,029,063..............................               --               --
Met/AIM Capital Appreciation
 9,155 shares; cost $103,079.....................................               --               --
Pioneer Fund Portfolio
 25,571 shares; cost $360,598....................................               --               --
Pioneer Mid Cap Value Portfolio
 6,380 shares; cost $73,079......................................               --               --
Pioneer Strategic Income Portfolio
 38,451 shares; cost $375,202....................................               --               --
MFS Emerging Markets Equity Portfolio
 1,157,989 shares; cost $11,013,008..............................               --               --
Loomis Sayles Global Markets Portfolio
 35,113 shares; cost $331,802....................................               --               --
Strategic Growth and Income Portfolio
 9,403,268 shares; cost $96,362,037..............................               --               --
                                                                  ---------------- ----------------
Total Investments................................................       12,526,407       38,139,526
Due from MetLife Investors Insurance Company.....................               --               --
                                                                  ---------------- ----------------
Total Assets.....................................................       12,526,407       38,139,526
LIABILITIES:
Due to MetLife Investors Insurance Company.......................               --               (3)
                                                                  ---------------- ----------------
NET ASSETS....................................................... $     12,526,407 $     38,139,523
                                                                  ================ ================
Outstanding Units................................................          989,402        2,536,265
Unit Fair Values................................................. $12.45 to $12.96 $14.78 to $15.38

  The accompanying notes are an integral part of these financial statements.

     METLIFE            METLIFE           METLIFE          METLIFE            METLIFE          VAN KAMPEN         CYCLICAL
DEFENSIVE STRATEGY MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY  AGGRESSIVE STRATEGY     COMSTOCK         GROWTH ETF
   SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
------------------ ----------------- ----------------- ---------------- ------------------- ----------------  ----------------
 $             --  $             --  $             --  $             --  $             --   $             --  $             --
               --                --                --                --                --                 --                --
       91,508,407                --                --                --                --                 --                --
               --       315,943,048                --                --                --                 --                --
               --                --       902,216,344                --                --                 --                --
               --                --                --       986,336,801                --                 --                --
               --                --                --                --       154,159,455                 --                --
               --                --                --                --                --         81,752,240                --
               --                --                --                --                --                 --        27,884,956
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
 ----------------  ----------------  ----------------  ----------------  ----------------   ----------------  ----------------
       91,508,407       315,943,048       902,216,344       986,336,801       154,159,455         81,752,240        27,884,956
               --                --                --                 1                --                 --                --
 ----------------  ----------------  ----------------  ----------------  ----------------   ----------------  ----------------
       91,508,407       315,943,048       902,216,344       986,336,802       154,159,455         81,752,240        27,884,956
               (2)               (2)               (1)               --                --                 (3)               (1)
 ----------------  ----------------  ----------------  ----------------  ----------------   ----------------  ----------------
 $     91,508,405  $    315,943,046  $    902,216,343  $    986,336,802  $    154,159,455   $     81,752,237  $     27,884,955
 ================  ================  ================  ================  ================   ================  ================
        8,262,424        27,420,828        74,894,089        77,651,335        11,904,491          6,796,669         2,443,105
 $10.93 to $11.32  $11.37 to $11.77  $11.88 to $12.30  $12.53 to $12.97  $12.78 to $13.23   $11.80 to $12.12  $11.34 to $11.43

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                       CYCLICAL          LEGG MASON
                                                                  GROWTH & INCOME ETF   VALUE EQUITY
                                                                      SUB-ACCOUNT       SUB-ACCOUNT
                                                                  ------------------- ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND") -- (CONTINUED):
Turner Mid-Cap Growth Portfolio
 987,887 shares; cost $10,293,353................................  $             --   $             --
Goldman Sachs Mid-Cap Value Portfolio
 2,648,578 shares; cost $32,992,577..............................                --                 --
MetLife Defensive Strategy Portfolio
 8,251,434 shares; cost $84,424,507..............................                --                 --
MetLife Moderate Strategy Portfolio
 27,330,713 shares; cost $283,490,568............................                --                 --
MetLife Balanced Strategy Portfolio
 74,256,489 shares; cost $782,504,516............................                --                 --
MetLife Growth Strategy Portfolio
 76,638,446 shares; cost $836,278,272............................                --                 --
MetLife Aggressive Strategy Portfolio
 11,696,468 shares; cost $128,212,414............................                --                 --
Van Kampen Comstock Portfolio
 6,864,168 shares; cost $72,446,775..............................                --                 --
Cyclical Growth ETF Portfolio
 2,448,196 shares; cost $25,777,558..............................                --                 --
Cyclical Growth and Income ETF Portfolio
 2,298,333 shares; cost $24,091,850..............................        25,580,451                 --
Legg Mason Value Equity Portfolio
 3,609,499 shares; cost $38,029,063..............................                --         40,209,814
Met/AIM Capital Appreciation
 9,155 shares; cost $103,079.....................................                --                 --
Pioneer Fund Portfolio
 25,571 shares; cost $360,598....................................                --                 --
Pioneer Mid Cap Value Portfolio
 6,380 shares; cost $73,079......................................                --                 --
Pioneer Strategic Income Portfolio
 38,451 shares; cost $375,202....................................                --                 --
MFS Emerging Markets Equity Portfolio
 1,157,989 shares; cost $11,013,008..............................                --                 --
Loomis Sayles Global Markets Portfolio
 35,113 shares; cost $331,802....................................                --                 --
Strategic Growth and Income Portfolio
 9,403,268 shares; cost $96,362,037..............................                --                 --
                                                                   ----------------   ----------------
Total Investments................................................        25,580,451         40,209,814
Due from MetLife Investors Insurance Company.....................                --                 --
                                                                   ----------------   ----------------
Total Assets.....................................................        25,580,451         40,209,814
LIABILITIES:
Due to MetLife Investors Insurance Company.......................                --                 (2)
                                                                   ----------------   ----------------
NET ASSETS.......................................................  $     25,580,451   $     40,209,812
                                                                   ================   ================
Outstanding Units................................................         2,292,596          3,604,696
Unit Fair Values.................................................  $11.09 to $11.17   $11.05 to $11.25

  The accompanying notes are an integral part of these financial statements.

    MET/AIM                                                               MFS            LOOMIS
    CAPITAL          PIONEER          PIONEER          PIONEER          EMERGING      SAYLES GLOBAL       STRATEGIC
  APPRECIATION        FUND         MID CAP VALUE   STRATEGIC INCOME  MARKETS EQUITY      MARKETS      GROWTH AND INCOME
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ---------------- ---------------- -----------------
$             -- $             -- $             -- $             -- $             -- $             -- $             --
              --               --               --               --               --               --               --
              --               --               --               --               --               --               --
              --               --               --               --               --               --               --
              --               --               --               --               --               --               --
              --               --               --               --               --               --               --
              --               --               --               --               --               --               --
              --               --               --               --               --               --               --
              --               --               --               --               --               --               --
              --               --               --               --               --               --               --
              --               --               --               --               --               --               --
          99,153               --               --               --               --               --               --
              --          374,110               --               --               --               --               --
              --               --           76,181               --               --               --               --
              --               --               --          363,744               --               --               --
              --               --               --               --       12,147,300               --               --
              --               --               --               --               --          363,073               --
              --               --               --               --               --               --       96,571,566
---------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
          99,153          374,110           76,181          363,744       12,147,300          363,073       96,571,566
              --               --                1                1               --               --               --
---------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
          99,153          374,110           76,182          363,745       12,147,300          363,073       96,571,566
              --               --               --               --               --               --               (1)
---------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
$         99,153 $        374,110 $         76,182 $        363,745 $     12,147,300 $        363,073 $     96,571,565
================ ================ ================ ================ ================ ================ ================
           6,735           18,039            6,262           18,435        1,163,479           35,233        9,468,531
$13.96 to $14.94 $18.46 to $21.42 $11.97 to $12.21 $18.05 to $20.43 $10.41 to $10.49 $10.27 to $10.35 $10.19 to $10.26

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006


                                                                       STRATEGIC
                                                                  CONSERVATIVE GROWTH STRATEGIC GROWTH
                                                                      SUB-ACCOUNT       SUB-ACCOUNT
                                                                  ------------------- ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND") -- (CONTINUED):
Strategic Conservative Growth Portfolio
 10,291,140 shares; cost $105,760,989............................  $    106,307,471   $             --
Strategic Growth Portfolio
 6,939,917 shares; cost $71,980,034..............................                --         72,244,539
RUSSELL INVESTMENT FUNDS ("RUSSELL FUND"):
Russell Multi-Style Equity Portfolio
 1,612,551 shares; cost $23,017,611..............................                --                 --
Russell Aggressive Equity Portfolio
 365,562 shares; cost $4,799,875.................................                --                 --
Russell Non-U.S. Portfolio
 758,911 shares; cost $8,461,016.................................                --                 --
Russell Core Bond Portfolio
 1,514,232 shares; cost $15,534,194..............................                --                 --
Russell Real Estate Securities Portfolio
 150,720 shares; cost $2,220,172.................................                --                 --
AIM VARIABLE INVESTORS FUNDS, INC. ("AIM FUNDS"):
AIM V.I. Capital Appreciation Portfolio
 781,468 shares; cost $23,086,991................................                --                 --
AIM V.I. International Growth Portfolio
 559,714 shares; cost $11,656,200................................                --                 --
DWS VARIABLE SERIES VIP ("DWS FUND"):
DWS Small Cap Growth Portfolio
 97,996 shares; cost $1,570,967..................................                --                 --
DWS Government & Agency Securities Portfolio
 107,610 shares; cost $1,300,011.................................                --                 --
MFS VARIABLE INSURANCE TRUST ("MFS FUND")
Investors Trust Portfolio
 524,348 shares; cost $8,610,091.................................                --                 --
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
Davis Venture Value Portfolio
 9,565,947 shares; cost $249,647,363.............................                --                 --
Harris Oakmark Focused Value Portfolio
 335,926 shares; cost $73,720,321................................                --                 --
Jennison Growth Portfolio
 6,657,428 shares; cost $69,567,654..............................                --                 --
MFS Total Return Portfolio
 541,116 shares; cost $75,278,698................................                --                 --
                                                                   ----------------   ----------------
Total Investments................................................       106,307,471         72,244,539
Due from MetLife Investors Insurance Company.....................                --                 --
                                                                   ----------------   ----------------
Total Assets.....................................................       106,307,471         72,244,539
LIABILITIES:
Due to MetLife Investors Insurance Company.......................                --                 (1)
                                                                   ----------------   ----------------
NET ASSETS.......................................................  $    106,307,471   $     72,244,538
                                                                   ================   ================
Outstanding Units................................................        10,385,745          7,005,283
Unit Fair Values.................................................  $10.23 to $10.33   $10.31 to $10.40

  The accompanying notes are an integral part of these financial statements.

     RUSSELL            RUSSELL        RUSSELL     RUSSELL          RUSSELL
MULTI-STYLE EQUITY AGGRESSIVE EQUITY  NON-U.S.    CORE BOND  REAL ESTATE SECURITIES
   SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT      SUB-ACCOUNT
------------------ ----------------- ----------- ----------- ----------------------
   $        --        $       --     $        -- $        --       $       --
            --                --              --          --               --
    24,075,388                --              --          --               --
            --         5,282,369              --          --               --
            --                --      11,391,245          --               --
            --                --              --  15,354,315               --
            --                --              --          --        3,216,372
            --                --              --          --               --
            --                --              --          --               --
            --                --              --          --               --
            --                --              --          --               --
            --                --              --          --               --
            --                --              --          --               --
            --                --              --          --               --
            --                --              --          --               --
            --                --              --          --               --
   -----------        ----------     ----------- -----------       ----------
    24,075,388         5,282,369      11,391,245  15,354,315        3,216,372
            --                 1              --           1                1
   -----------        ----------     ----------- -----------       ----------
    24,075,388         5,282,370      11,391,245  15,354,316        3,216,373
            (2)               --              --          --               --
   -----------        ----------     ----------- -----------       ----------
   $24,075,386        $5,282,370     $11,391,245 $15,354,316       $3,216,373
   ===========        ==========     =========== ===========       ==========
     1,829,723           349,188         656,427   1,079,274           93,434
   $     13.16        $    15.13     $     17.35 $     14.23       $    34.42

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006


                                                                        AIM V.I.             AIM V.I.
                                                                  CAPITAL APPRECIATION INTERNATIONAL GROWTH
                                                                      SUB-ACCOUNT          SUB-ACCOUNT
                                                                  -------------------- --------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND") -- (CONTINUED):
Strategic Conservative Growth Portfolio
 10,291,140 shares; cost $105,760,989............................   $            --      $             --
Strategic Growth Portfolio
 6,939,917 shares; cost $71,980,034..............................                --                    --
RUSSELL INVESTMENT FUNDS ("RUSSELL FUND"):
Russell Multi-Style Equity Portfolio
 1,612,551 shares; cost $23,017,611..............................                --                    --
Russell Aggressive Equity Portfolio
 365,562 shares; cost $4,799,875.................................                --                    --
Russell Non-U.S. Portfolio
 758,911 shares; cost $8,461,016.................................                --                    --
Russell Core Bond Portfolio
 1,514,232 shares; cost $15,534,194..............................                --                    --
Russell Real Estate Securities Portfolio
 150,720 shares; cost $2,220,172.................................                --                    --
AIM VARIABLE INVESTORS FUNDS, INC. ("AIM FUNDS"):
AIM V.I. Capital Appreciation Portfolio
 781,468 shares; cost $23,086,991................................        20,478,782                    --
AIM V.I. International Growth Portfolio
 559,714 shares; cost $11,656,200................................                --            16,392,229
DWS VARIABLE SERIES VIP ("DWS FUND"):
DWS Small Cap Growth Portfolio
 97,996 shares; cost $1,570,967..................................                --                    --
DWS Government & Agency Securities Portfolio
 107,610 shares; cost $1,300,011.................................                --                    --
MFS VARIABLE INSURANCE TRUST ("MFS FUND")
Investors Trust Portfolio
 524,348 shares; cost $8,610,091.................................                --                    --
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
Davis Venture Value Portfolio
 9,565,947 shares; cost $249,647,363.............................                --                    --
Harris Oakmark Focused Value Portfolio
 335,926 shares; cost $73,720,321................................                --                    --
Jennison Growth Portfolio
 6,657,428 shares; cost $69,567,654..............................                --                    --
MFS Total Return Portfolio
 541,116 shares; cost $75,278,698................................                --                    --
                                                                    ---------------      ----------------
Total Investments................................................        20,478,782            16,392,229
Due from MetLife Investors Insurance Company.....................             1,330                 1,705
                                                                    ---------------      ----------------
Total Assets.....................................................        20,480,112            16,393,934
LIABILITIES:
Due to MetLife Investors Insurance Company.......................                --                    --
                                                                    ---------------      ----------------
NET ASSETS                                                          $    20,480,112      $     16,393,934
                                                                    ===============      ================
Outstanding Units................................................         1,706,952               855,393
Unit Fair Values.................................................   $6.90 to $23.85      $11.69 to $26.70

  The accompanying notes are an integral part of these financial statements.

      DWS                     DWS                                       DAVIS        HARRIS OAKMARK      JENNISON
SMALL CAP GROWTH GOVERNMENT & AGENCY SECURITIES  INVESTORS TRUST    VENTURE VALUE    FOCUSED VALUE        GROWTH
  SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
---------------- ------------------------------ ----------------  ----------------  ----------------  ---------------
 $           --         $             --        $             --  $             --  $             --  $            --
             --                       --                      --                --                --               --
             --                       --                      --                --                --               --
             --                       --                      --                --                --               --
             --                       --                      --                --                --               --
             --                       --                      --                --                --               --
             --                       --                      --                --                --               --
             --                       --                      --                --                --               --
             --                       --                      --                --                --               --
      1,390,556                       --                      --                --                --               --
             --                1,321,448                      --                --                --               --
             --                       --              11,310,195                --                --               --
             --                       --                      --       334,265,046                --               --
             --                       --                      --                --        88,607,306               --
             --                       --                      --                --                --       84,084,944
             --                       --                      --                --                --               --
 --------------         ----------------        ----------------  ----------------  ----------------  ---------------
      1,390,556                1,321,448              11,310,195       334,265,046        88,607,306       84,084,944
             --                       --                      --                --                --                4
 --------------         ----------------        ----------------  ----------------  ----------------  ---------------
      1,390,556                1,321,448              11,310,195       334,265,046        88,607,306       84,084,948

             --                       --                      (1)               (4)              (12)              --
 --------------         ----------------        ----------------  ----------------  ----------------  ---------------
 $    1,390,556         $      1,321,448        $     11,310,194  $    334,265,042  $     88,607,294  $    84,084,948
 ==============         ================        ================  ================  ================  ===============
        140,716                   94,778                 917,659        21,712,702         4,979,605        7,501,567
 $9.67 to $9.89         $13.67 to $13.98        $12.14 to $12.42  $13.94 to $41.15  $17.28 to $18.16  $4.96 to $13.84

      MFS
  TOTAL RETURN
  SUB-ACCOUNT
----------------
$             --
              --
              --
              --
              --
              --
              --
              --
              --
              --
              --
              --
              --
              --
              --
      83,918,506
----------------
      83,918,506
              --
----------------
      83,918,506

              (4)
----------------
$     83,918,502
================
       3,537,012
$12.63 to $50.86

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006


                                                                    CAPITAL GUARDIAN         FI
                                                                       US EQUITY     INTERNATIONAL STOCK
                                                                      SUB-ACCOUNT        SUB-ACCOUNT
                                                                    ---------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND") -- (CONTINUED)
Capital Guardian U.S. Equity Portfolio
 12,802,765 shares; cost $140,512,453.............................. $    169,757,702  $             --
Fl International Stock Portfolio
 786,083 shares; cost $7,991,808...................................               --        12,031,861
BlackRock Money Market Portfolio
 912,352 shares; cost $91,235,149..................................               --                --
MetLife Stock Index Portfolio
 1,124,804 shares; cost $35,199,813................................               --                --
BlackRock Bond Income Portfolio
 337,175 shares; cost $36,097,212..................................               --                --
BlackRock Strategic Value Portfolio
 171,390 shares; cost $2,963,218...................................               --                --
Franklin Templeton Small Cap Growth Portfolio
 1,920,310 shares; cost $19,650,896................................               --                --
Western Asset Management Strategic Bond Opportunities Portfolio
 490,834 shares; cost $6,040,114...................................               --                --
Western Asset Management U.S. Government Portfolio
 87,227 shares; cost $1,052,713....................................               --                --
T. Rowe Price Small Cap Growth Portfolio
 710,991 shares; cost $9,192,210...................................               --                --
T. Rowe Price Large Cap Growth Portfolio
 7,545,716 shares; cost $103,484, 214..............................               --                --
Oppenheimer Global Equity Portfolio
 1,019,801 shares; cost $15,493,763................................               --                --
PUTNAM VARIABLE TRUST ("PUTNAM FUND"):
Putnam Growth & Income Portfolio
 707,956 shares; cost $17,783,374..................................               --                --
Putnam Vista Portfolio
 339,180 shares; cost $5,276,474...................................               --                --
Putnam Equity Income Portfolio
 2,521,262 shares; cost $33,454,967................................               --                --
FRANKLIN TEMPLETON VARIABLE INVESTORS PRODUCTS ("TEMPLETON FUND"):
Templeton Growth Securities Portfolio
 685,918 shares; cost $9,321,129...................................               --                --
Templeton Foreign Securities Portfolio
 3,610,939 shares; cost $48,722,008................................               --                --
Templeton Developing Markets Securities Portfolio
 3,539,342 shares; cost $23,846,495................................               --                --
                                                                    ----------------  ----------------
Total Investments..................................................      169,757,702        12,031,861
Due from MetLife Investors Insurance Company.......................              363                --
                                                                    ----------------  ----------------
Total Assets.......................................................      169,758,065        12,031,861
LIABILITIES:
Due to MetLife Investors Insurance Company.........................               --                (1)
                                                                    ----------------  ----------------
NET ASSETS......................................................... $    169,758,065  $     12,031,860
                                                                    ================  ================
Outstanding Units..................................................       13,080,267           632,428
Unit Fair Values................................................... $12.54 to $13.31  $11.79 to $19.91

  The accompanying notes are an integral part of these financial statements.

  BLACKROCK         METLIFE      BLACKROCK BOND       BLACKROCK     FRANKLIN TEMPLETON   WESTERN ASSET MANAGEMENT
 MONEY MARKET     STOCK INDEX        INCOME        STRATEGIC VALUE   SMALL CAP GROWTH  STRATEGIC BOND OPPORTUNITIES
 SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT
--------------- --------------- ----------------  ----------------  ------------------ ----------------------------
$            -- $            -- $             --  $             --   $             --        $             --
             --              --               --                --                 --                      --
     91,235,149              --               --                --                 --                      --
             --      39,811,548               --                --                 --                      --
             --              --       36,289,495                --                 --                      --
             --              --               --         3,001,031                 --                      --
             --              --               --                --         20,720,144                      --
             --              --               --                --                 --               6,154,850
             --              --               --                --                 --                      --
             --              --               --                --                 --                      --
             --              --               --                --                 --                      --
             --              --               --                --                 --                      --
             --              --               --                --                 --                      --
             --              --               --                --                 --                      --
             --              --               --                --                 --                      --
             --              --               --                --                 --                      --
             --              --               --                --                 --                      --
             --              --               --                --                 --                      --
--------------- --------------- ----------------  ----------------   ----------------        ----------------
     91,235,149      39,811,548       36,289,495         3,001,031         20,720,144               6,154,850
            563               1               --                --                 --                      --
--------------- --------------- ----------------  ----------------   ----------------        ----------------
     91,235,712      39,811,549       36,289,495         3,001,031         20,720,144               6,154,850
             --              --               (8)               (2)                (2)                     --
--------------- --------------- ----------------  ----------------   ----------------        ----------------
$    91,235,712 $    39,811,549 $     36,289,487  $      3,001,029   $     20,720,142        $      6,154,850
=============== =============== ================  ================   ================        ================
      8,885,438       3,050,585          772,347           141,367          1,914,092                 298,802
$9.91 to $10.78 $9.93 to $13.34 $41.29 to $54.01  $20.65 to $22.25   $10.56 to $11.01        $19.46 to $22.38

WESTERN ASSET MANAGEMENT
     US GOVERNMENT
      SUB-ACCOUNT
------------------------
    $             --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
           1,068,532
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
    ----------------
           1,068,532
                  --
    ----------------
           1,068,532
                  --
    ----------------
    $      1,068,532
    ================
              69,720
    $14.41 to $17.30

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                     T. ROWE PRICE    T. ROWE PRICE
                                                                    SMALL CAP GROWTH LARGE CAP GROWTH
                                                                      SUB-ACCOUNT      SUB-ACCOUNT
                                                                    ---------------- ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND") -- (CONTINUED)
Capital Guardian U.S. Equity Portfolio
 12,802,765 shares; cost $140,512,453.............................. $             -- $             --
Fl International Stock Portfolio
 786,083 shares; cost $7,991,808...................................               --               --
BlackRock Money Market Portfolio
 912,352 shares; cost $91,235,149..................................               --               --
MetLife Stock Index Portfolio
 1,124,804 shares; cost $35,199,813................................               --               --
BlackRock Bond Income Portfolio
 337,175 shares; cost $36,097,212..................................               --               --
BlackRock Strategic Value Portfolio
 171,390 shares; cost $2,963,218...................................               --               --
Franklin Templeton Small Cap Growth Portfolio
 1,920,310 shares; cost $19,650,896................................               --               --
Western Asset Management Strategic Bond Opportunities Portfolio
 490,834 shares; cost $6,040,114...................................               --               --
Western Asset Management U.S. Government Portfolio
 87,227 shares; cost $1,052,713....................................               --               --
T. Rowe Price Small Cap Growth Portfolio
 710,991 shares; cost $9,192,210...................................       11,048,947               --
T. Rowe Price Large Cap Growth Portfolio
 7,545,716 shares; cost $103,484,214...............................               --      114,700,033
Oppenheimer Global Equity Portfolio
 1,019,801 shares; cost $15,493,763................................               --               --
PUTNAM VARIABLE TRUST ("PUTNAM FUND"):
Putnam Growth & Income Portfolio
 707,956 shares; cost $17,783,374..................................               --               --
Putnam Vista Portfolio
 339,180 shares; cost $5,276,474...................................               --               --
Putnam Equity Income Portfolio
 2,521,262 shares; cost $33,454,967................................               --               --
FRANKLIN TEMPLETON VARIABLE INVESTORS PRODUCTS ("TEMPLETON FUND"):
Templeton Growth Securities Portfolio
 685,918 shares; cost $9,321,129...................................               --               --
Templeton Foreign Securities Portfolio
 3,610,939 shares; cost $48,722,008................................               --               --
Templeton Developing Markets Securities Portfolio
 3,539,342 shares; cost $23,846,495................................               --               --
                                                                    ---------------- ----------------
Total Investments..................................................       11,048,947      114,700,033
Due from MetLife Investors Insurance Company.......................            1,679            3,734
                                                                    ---------------- ----------------
Total Assets.......................................................       11,050,626      114,703,767
LIABILITIES:
Due to MetLife Investors Insurance Company.........................               --               --
                                                                    ---------------- ----------------
NET ASSETS......................................................... $     11,050,626 $    114,703,767
                                                                    ================ ================
Outstanding Units..................................................          746,463        8,132,948
Unit Fair Values................................................... $14.02 to $15.83 $13.56 to $15.02

  The accompanying notes are an integral part of these financial statements.

  OPPENHEIMER         PUTNAM                            PUTNAM           TEMPLETON         TEMPLETON      TEMPLETON DEVELOPING
 GLOBAL EQUITY    GROWTH & INCOME    PUTNAM VISTA    EQUITY INCOME   GROWTH SECURITIES FOREIGN SECURITIES  MARKETS SECURITIES
  SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
---------------- ----------------  ---------------- ---------------- ----------------- ------------------ --------------------
---------------- ----------------  ---------------- ---------------- ----------------   ----------------    ----------------
$             -- $             --  $             -- $             -- $             --   $             --    $             --
              --               --                --               --               --                 --                  --
              --               --                --               --               --                 --                  --
              --               --                --               --               --                 --                  --
              --               --                --               --               --                 --                  --
              --               --                --               --               --                 --                  --
              --               --                --               --               --                 --                  --
              --               --                --               --               --                 --                  --
              --               --                --               --               --                 --                  --
              --               --                --               --               --                 --                  --
              --               --                --               --                                  --                  --
      17,132,655               --                --               --               --                 --                  --
              --       20,878,417                --               --               --                 --                  --
              --               --         5,064,251               --               --                 --                  --
              --               --                --       39,810,732               --                 --                  --
              --               --                --               --       10,958,018                 --                  --
              --               --                --               --               --         67,803,255                  --
              --               --                --               --               --                 --          48,883,729
---------------- ----------------  ---------------- ---------------- ----------------   ----------------    ----------------
      17,132,655       20,878,417         5,064,251       39,810,732       10,958,018         67,803,255          48,883,729
               2               --                --               --               --                 --                  --
---------------- ----------------  ---------------- ---------------- ----------------   ----------------    ----------------
      17,132,657       20,878,417         5,064,251       39,810,732       10,958,018         67,803,255          48,883,729
              --               (5)               --               --               (3)                --                  --
---------------- ----------------  ---------------- ---------------- ----------------   ----------------    ----------------
$     17,132,657 $     20,878,412  $      5,064,251 $     39,810,732 $     10,958,015   $     67,803,255    $     48,883,729
================ ================  ================ ================ ================   ================    ================
         857,647        1,289,872           374,568        2,427,699          560,530          4,229,198           2,629,249
$18.38 to $20.58 $14.30 to $65.01  $13.04 to $16.29 $15.87 to $16.56 $16.40 to $20.46   $13.80 to $37.24    $12.75 to $20.53

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONCLUDED)
                               DECEMBER 31, 2006

                                                                        FIDELITY          FIDELITY
                                                                  GROWTH OPPORTUNITIES  EQUITY INCOME
                                                                      SUB-ACCOUNT        SUB-ACCOUNT
                                                                  -------------------- ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO ("FIDELITY FUND"):
Fidelity Growth Opportunities Portfolio
 12,372 shares; cost $237,428....................................       $224,683       $             --
Fidelity Equity Income Portfolio
 353,378 shares; cost $8,452,310.................................             --              9,156,792
PIMCO VARIABLE TRUST ("PIMCO FUND"):
PIMCO High Yield Portfolio
 1,730,704 shares; cost $14,165,049..............................             --                     --
PIMCO Low Duration Portfolio
 964,497 shares; cost $9,864,291.................................             --                     --
PIMCO StockPLUS Growth and Income Portfolio
 130,482 shares; cost $1,237,461.................................             --                     --
PIMCO Total Return Bond Portfolio
 2,301,115 shares; cost $23,307,836..............................             --                     --
AMERICAN FUND INSURANCE SERIES ("AMERICAN FUND"):
American Fund Global Growth Portfolio
 13,969 shares; cost $322,007....................................             --                     --
                                                                        --------       ----------------
Total Investments................................................        224,683              9,156,792
Due from MetLife Investors Insurance Company.....................             --                     --
                                                                        --------       ----------------
Total Assets.....................................................        224,683              9,156,792
LIABILITIES:
Due to MetLife Investors Insurance Company.......................             --                     --
                                                                        --------       ----------------
NET ASSETS.......................................................       $224,683       $      9,156,792
                                                                        ========       ================
Outstanding Units................................................         23,148                549,152
Unit Fair Values.................................................       $   9.71       $15.41 to $65.81

  The accompanying notes are an integral part of these financial statements.

   PIMCO HIGH          PIMCO        PIMCO STOCKSPLUS        PIMCO        AMERICAN FUNDS
      YIELD         LOW DURATION    GROWTH & INCOME   TOTAL RETURN BOND  GLOBAL GROWTH
   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
----------------  ----------------  ----------------  ----------------- ----------------
$             --  $             --  $             --  $             --  $             --
              --                --                --                --                --
      14,434,074                --                --                --                --
              --         9,702,843                --                --                --
              --                --         1,454,878                --                --
              --                --                --        23,287,282                --
              --                --                --                             325,343
----------------  ----------------  ----------------  ----------------  ----------------
      14,434,074         9,702,843         1,454,878        23,287,282           325,343
              --                --                 1                --                --
----------------  ----------------  ----------------  ----------------  ----------------
      14,434,074         9,702,843         1,454,879        23,287,282           325,343
             (13)              (11)               (1)             (112)               --
----------------  ----------------  ----------------  ----------------  ----------------
$     14,434,061  $      9,702,832  $      1,454,878  $     23,287,170  $        325,343
================  ================  ================  ================  ================
       1,027,968           786,353           138,195         1,708,329            12,186
$13.61 to $14.33  $11.95 to $12.53  $10.13 to $15.24  $13.39 to $13.70  $24.68 to $27.58

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                  LORD ABBETT    LORD ABBETT     VAN KAMPEN
                                                                GROWTH & INCOME BOND DEBENTURE MID-CAP GROWTH
                                                                  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                                --------------- -------------- --------------
                                                                     2006            2006           2006
                                                                --------------- -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................  $ 21,871,906    $21,646,198     $       --
Expenses:
  Mortality and expense risk charges...........................    15,167,459      3,813,357        588,828
  Administrative Charges.......................................     2,496,460        697,081        123,650
                                                                 ------------    -----------     ----------
  Total expenses...............................................    17,663,919      4,510,438        712,478
                                                                 ------------    -----------     ----------
Net investment income (loss)...................................     4,207,987     17,135,760       (712,478)
                                                                 ------------    -----------     ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.............    52,679,355      3,005,339      1,955,819
Realized gain distributions....................................   103,908,741             --      3,493,680
                                                                 ------------    -----------     ----------
Net realized gains (losses) on investments.....................   156,588,096      3,005,339      5,449,499
Change in unrealized appreciation (depreciation) of investments    29,716,801      3,199,197       (877,039)
                                                                 ------------    -----------     ----------
Net realized and unrealized gains (losses) on investments......   186,304,897      6,204,536      4,572,460
                                                                 ------------    -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $190,512,884    $23,340,296     $3,859,982
                                                                 ============    ===========     ==========

  The accompanying notes are an integral part of these financial statements.

 LORD ABBETT    LORD ABBETT        MET/PUTNAM           OPPENHEIMER               PIMCO              LEGG MASON
MID-CAP VALUE AMERICA'S VALUE CAPITAL OPPORTUNITIES CAPITAL APPRECIATION INFLATION PROTECTED BOND AGGRESSIVE GROWTH
 SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------- --------------- --------------------- -------------------- ------------------------ -----------------
    2006           2006               2006                  2006                   2006                 2006
------------- --------------- --------------------- -------------------- ------------------------ -----------------
$  1,883,467    $ 1,390,298        $    36,893          $   199,545            $ 2,578,749          $         --
   3,446,964        610,671            463,735            1,956,190              1,020,346             1,612,654
     693,936        183,259             64,726              330,058                172,087               283,590
------------    -----------        -----------          -----------            -----------          ------------
   4,140,900        793,930            528,461            2,286,248              1,192,433             1,896,244
------------    -----------        -----------          -----------            -----------          ------------
  (2,257,433)       596,368           (491,568)          (2,086,703)             1,386,316            (1,896,244)
------------    -----------        -----------          -----------            -----------          ------------
  17,881,779        617,136          1,936,941            1,943,095               (378,382)            4,105,474
  29,042,001      1,266,699          5,848,479            1,090,728              1,968,083             7,374,854
------------    -----------        -----------          -----------            -----------          ------------
  46,923,780      1,883,835          7,785,420            3,033,823              1,589,701            11,480,328
 (12,362,885)     7,572,480         (2,383,918)           7,579,900             (3,885,799)          (13,562,408)
------------    -----------        -----------          -----------            -----------          ------------
  34,560,895      9,456,315          5,401,502           10,613,723             (2,296,098)           (2,082,080)
------------    -----------        -----------          -----------            -----------          ------------
$ 32,303,462    $10,052,683        $ 4,909,934          $ 8,527,020            $  (909,782)         $ (3,978,324)
============    ===========        ===========          ===========            ===========          ============

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                   PIMCO     RCM GLOBAL  T. ROWE PRICE
                                                                TOTAL RETURN TECHNOLOGY  MID CAP GROWTH
                                                                SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                                                ------------ ----------- --------------
                                                                    2006        2006          2006
                                                                ------------ ----------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.................................................... $ 9,022,040   $      --   $        --
Expenses:
  Mortality and expense risk charges...........................   4,388,798     166,881     1,610,422
  Administrative Charges.......................................     817,189      28,056       299,118
                                                                -----------   ---------   -----------
  Total expenses...............................................   5,205,987     194,937     1,909,540
                                                                -----------   ---------   -----------
Net investment income (loss)...................................   3,816,053    (194,937)   (1,909,540)
                                                                -----------   ---------   -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.............   1,431,813     428,043    10,685,935
Realized gain distributions....................................     142,694          --     4,163,002
                                                                -----------   ---------   -----------
Net realized gains (losses) on investments.....................   1,574,507     428,043    14,848,937
Change in unrealized appreciation (depreciation) of investments   5,445,910     152,202    (7,278,039)
                                                                -----------   ---------   -----------
Net realized and unrealized gains (losses) on investments......   7,020,417     580,245     7,570,898
                                                                -----------   ---------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $10,836,470   $ 385,308   $ 5,661,358
                                                                ===========   =========   ===========

  The accompanying notes are an integral part of these financial statements.

         MFS               MET/AIM        LAZARD           HARRIS          THIRD AVENUE       NEUBERGER
RESEARCH INTERNATIONAL SMALL CAP GROWTH   MID CAP   OAKMARK INTERNATIONAL SMALL CAP VALUE BERMAN REAL ESTATE
     SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
---------------------- ---------------- ----------- --------------------- --------------- ------------------
         2006                2006          2006             2006               2006              2006
---------------------- ---------------- ----------- --------------------- --------------- ------------------

     $ 4,105,607         $        --    $   95,712       $ 2,729,262        $   456,097      $   884,697

       2,859,337           1,241,106       451,692         1,541,594          1,439,269        1,038,307
         510,549             223,206        76,835           262,081            247,758          188,453
     -----------         -----------    ----------       -----------        -----------      -----------
       3,369,886           1,464,312       528,527         1,803,675          1,687,027        1,226,760
     -----------         -----------    ----------       -----------        -----------      -----------
         735,721          (1,464,312)     (432,815)          925,587         (1,230,930)        (342,063)
     -----------         -----------    ----------       -----------        -----------      -----------

      18,535,049           3,002,882     1,002,669         6,405,690          7,639,803        7,440,899
      17,307,673          13,354,412     3,751,968         7,483,074          6,782,734        4,655,080
     -----------         -----------    ----------       -----------        -----------      -----------
      35,842,722          16,357,294     4,754,637        13,888,764         14,422,537       12,095,979
      14,955,814          (4,111,860)     (653,859)        9,881,090         (2,597,666)      12,680,369
     -----------         -----------    ----------       -----------        -----------      -----------
      50,798,536          12,245,434     4,100,778        23,769,854         11,824,871       24,776,348
     -----------         -----------    ----------       -----------        -----------      -----------
     $51,534,257         $10,781,122    $3,667,963       $24,695,441        $10,593,941      $24,434,285
     ===========         ===========    ==========       ===========        ===========      ===========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                    TURNER     GOLDMAN SACHS METLIFE DEFENSIVE
                                                                MID-CAP GROWTH MID-CAP VALUE     STRATEGY
                                                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                                -------------- ------------- -----------------
                                                                     2006          2006            2006
                                                                -------------- ------------- -----------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................   $      --     $       --      $     5,548
Expenses:
  Mortality and expense risk charges...........................     190,162        492,124        1,197,478
  Administrative Charges.......................................      32,407         84,949          197,522
                                                                  ---------     ----------      -----------
  Total expenses...............................................     222,569        577,073        1,395,000
                                                                  ---------     ----------      -----------
Net investment income (loss)...................................    (222,569)      (577,073)      (1,389,452)
                                                                  ---------     ----------      -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.............     513,825      1,606,131        1,488,161
Realized gain distributions....................................     163,731        281,181          544,435
                                                                  ---------     ----------      -----------
Net realized gains (losses) on investments.....................     677,556      1,887,312        2,032,596
Change in unrealized appreciation (depreciation) of investments      72,340      3,011,251        4,934,458
                                                                  ---------     ----------      -----------
Net realized and unrealized gains (losses) on investments......     749,896      4,898,563        6,967,054
                                                                  ---------     ----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $ 527,327     $4,321,490      $ 5,577,602
                                                                  =========     ==========      ===========

  The accompanying notes are an integral part of these financial statements.

     METLIFE           METLIFE          METLIFE           METLIFE       VAN KAMPEN    CYCLICAL
MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY  COMSTOCK    GROWTH ETF
   SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
----------------- ----------------- --------------- ------------------- -----------  -----------
      2006              2006             2006              2006            2006         2006
----------------- ----------------- --------------- ------------------- -----------  -----------
   $    22,783      $     67,342     $     63,733       $    14,426     $        --  $  265,761
     3,980,964        11,122,931       11,765,427         2,162,976         663,178     198,818
       660,733         1,890,540        2,003,085           364,340         161,848      43,469
   -----------      ------------     ------------       -----------     -----------  ----------
     4,641,697        13,013,471       13,768,512         2,527,316         825,026     242,287
   -----------      ------------     ------------       -----------     -----------  ----------
    (4,618,914)      (12,946,129)     (13,704,779)       (2,512,890)       (825,026)     23,474
   -----------      ------------     ------------       -----------     -----------  ----------
     1,416,700         1,182,107        1,388,232         4,555,689       1,468,320      73,126
     1,960,987         4,600,144        4,723,651         1,048,836         682,899      74,955
   -----------      ------------     ------------       -----------     -----------  ----------
     3,377,687         5,782,251        6,111,883         5,604,525       2,151,219     148,081
    23,106,963        82,185,415       99,396,907        13,278,939       8,620,101   1,993,642
   -----------      ------------     ------------       -----------     -----------  ----------
    26,484,650        87,967,666      105,508,790        18,883,464      10,771,320   2,141,723
   -----------      ------------     ------------       -----------     -----------  ----------
   $21,865,736      $ 75,021,537     $ 91,804,011       $16,370,574     $ 9,946,294  $2,165,197
   ===========      ============     ============       ===========     ===========  ==========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                     CYCLICAL        LEGG MASON        MET/AIM
                                                                GROWTH & INCOME ETF VALUE EQUITY CAPITAL APPRECIATION
                                                                    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                                                ------------------- ------------ --------------------
                                                                       2006             2006             2006
                                                                ------------------- ------------ --------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................     $  317,235       $       --        $   173
Expenses:
  Mortality and expense risk charges...........................        167,753          340,726            619
  Administrative Charges.......................................         34,715           68,205            132
                                                                    ----------       ----------        -------
  Total expenses...............................................        202,468          408,931            751
                                                                    ----------       ----------        -------
Net investment income (loss)...................................        114,767         (408,931)          (578)
                                                                    ----------       ----------        -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.............         78,666          124,510         (2,235)
Realized gain distributions....................................          4,025          756,646         12,029
                                                                    ----------       ----------        -------
Net realized gains (losses) on investments.....................         82,691          881,156          9,794
Change in unrealized appreciation (depreciation) of investments      1,496,315        2,183,499         (3,926)
                                                                    ----------       ----------        -------
Net realized and unrealized gains (losses) on investments......      1,579,006        3,064,655          5,868
                                                                    ----------       ----------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $1,693,773       $2,655,724        $ 5,290
                                                                    ==========       ==========        =======

--------
(a) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

  PIONEER      PIONEER        PIONEER       MFS EMERGING         LOOMIS             STRATEGIC
   FUND     MID CAP VALUE STRATEGIC INCOME MARKETS EQUITY SAYLES GLOBAL MARKETS GROWTH AND INCOME
SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
----------- ------------- ---------------- -------------- --------------------- -----------------
 2006 (A)     2006 (A)        2006 (A)        2006 (A)          2006 (A)            2006 (A)
----------- ------------- ---------------- -------------- --------------------- -----------------
  $    --      $  166         $ 16,801       $  100,302          $ 3,150            $ 98,032
      536         132              737           36,480            2,076              64,604
      186          51              205            5,256              326              13,196
  -------      ------         --------       ----------          -------            --------
      722         183              942           41,736            2,402              77,800
  -------      ------         --------       ----------          -------            --------
     (722)        (17)          15,859           58,566              748              20,232
  -------      ------         --------       ----------          -------            --------
      105         201               35           14,319               78                 141
       --       1,027               --               --               --                  --
  -------      ------         --------       ----------          -------            --------
      105       1,228               35           14,319               78                 141
   13,512       3,102          (11,458)       1,134,292           31,271             209,529
  -------      ------         --------       ----------          -------            --------
   13,617       4,330          (11,423)       1,148,611           31,349             209,670
  -------      ------         --------       ----------          -------            --------
  $12,895      $4,313         $  4,436       $1,207,177          $32,097            $229,902
  =======      ======         ========       ==========          =======            ========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                     STRATEGIC       STRATEGIC       RUSSELL
                                                                CONSERVATIVE GROWTH   GROWTH    MULTI-STYLE EQUITY
                                                                    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                                                ------------------- ----------- ------------------
                                                                     2006 (A)        2006 (A)          2006
                                                                ------------------- ----------- ------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................      $182,867        $106,262       $  266,200
Expenses:
  Mortality and expense risk charges...........................        82,807          40,217          336,730
  Administrative Charges.......................................        17,336           8,301           40,408
                                                                     --------        --------       ----------
  Total expenses...............................................       100,143          48,518          377,138
                                                                     --------        --------       ----------
Net investment income (loss)...................................        82,724          57,744         (110,938)
                                                                     --------        --------       ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.............         1,951              --         (300,076)
Realized gain distributions....................................            --              --               --
                                                                     --------        --------       ----------
Net realized gains (losses) on investments.....................         1,951              --         (300,076)
Change in unrealized appreciation (depreciation) of investments       546,482         264,505        3,182,129
                                                                     --------        --------       ----------
Net realized and unrealized gains (losses) on investments......       548,433         264,505        2,882,053
                                                                     --------        --------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $631,157        $322,249       $2,771,115
                                                                     ========        ========       ==========

--------
(a) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

     RUSSELL        RUSSELL     RUSSELL     RUSSELL REAL          AIM V.I.             AIM V.I.
AGGRESSIVE EQUITY  NON-U.S.    CORE BOND  ESTATE SECURITIES CAPITAL APPRECIATION INTERNATIONAL GROWTH
   SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
----------------- ----------- ----------- ----------------- -------------------- --------------------
      2006           2006        2006           2006                2006                 2006
----------------- ----------- ----------- ----------------- -------------------- --------------------
   $   10,992     $  266,776   $ 764,038      $ 61,051          $    11,246           $  178,136
       78,742        151,453     217,151        40,427              270,872              207,079
        9,449         18,174      26,058         4,851               41,814               37,499
   ----------     ----------   ---------      --------          -----------           ----------
       88,191        169,627     243,209        45,278              312,686              244,578
   ----------     ----------   ---------      --------          -----------           ----------
      (77,199)        97,149     520,829        15,773             (301,440)             (66,442)
   ----------     ----------   ---------      --------          -----------           ----------
      504,691        890,012     (54,647)      571,669           (1,150,611)           2,500,901
      704,220        223,721          --       241,613                   --                   --
   ----------     ----------   ---------      --------          -----------           ----------
    1,208,911      1,113,733     (54,647)      813,282           (1,150,611)           2,500,901
     (355,344)     1,173,994    (122,880)      115,604            2,485,043            1,599,095
   ----------     ----------   ---------      --------          -----------           ----------
      853,567      2,287,727    (177,527)      928,886            1,334,432            4,099,996
   ----------     ----------   ---------      --------          -----------           ----------
   $  776,368     $2,384,876   $ 343,302      $944,659          $ 1,032,992           $4,033,554
   ==========     ==========   =========      ========          ===========           ==========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                         DWS
                                                                      DWS        GOVERNMENT & AGENCY
                                                                SMALL CAP GROWTH     SECURITIES      INVESTORS TRUST
                                                                  SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                                ---------------- ------------------- ---------------
                                                                      2006              2006              2006
                                                                ---------------- ------------------- ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................     $     --           $65,530         $   32,810
Expenses:
  Mortality and expense risk charges...........................       18,912            19,751            157,080
  Administrative Charges.......................................        2,431             3,120             30,669
                                                                    --------           -------         ----------
Total expenses.................................................       21,343            22,871            187,749
                                                                    --------           -------         ----------
Net investment income (loss)...................................      (21,343)           42,659           (154,939)
                                                                    --------           -------         ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.............      (66,830)           (1,023)           632,401
Realized gain distributions....................................           --                --                 --
                                                                    --------           -------         ----------
Net realized gains (losses) on investments.....................      (66,830)           (1,023)           632,401
Change in unrealized appreciation (depreciation) of investments      144,534            (4,537)           773,471
                                                                    --------           -------         ----------
Net realized and unrealized gains (losses) on investments......       77,704            (5,560)         1,405,872
                                                                    --------           -------         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $ 56,361           $37,099         $1,250,933
                                                                    ========           =======         ==========

--------
(f) For the period January 1, 2006 to April 30, 2006

  The accompanying notes are an integral part of these financial statements.


    DAVIS            HARRIS          JENNISON          MFS           MFS      CAPITAL GUARDIAN
VENTURE VALUE OAKMARK FOCUSED VALUE   GROWTH     INVESTORS TRUST TOTAL RETURN    US EQUITY
 SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
------------- --------------------- -----------  --------------- ------------ ----------------
    2006              2006             2006         2006 (F)         2006           2006
------------- --------------------- -----------  --------------- ------------ ----------------
 $ 2,346,833       $    80,336      $        --    $   149,466    $2,433,929    $ 1,519,447
   4,243,838         1,279,119        1,211,574        159,662       624,588      1,812,243
     812,473           217,689          224,582         32,521       178,510        339,646
 -----------       -----------      -----------    -----------    ----------    -----------
   5,056,311         1,496,808        1,436,156        192,183       803,098      2,151,889
 -----------       -----------      -----------    -----------    ----------    -----------
  (2,709,478)       (1,416,472)      (1,436,156)       (42,717)    1,630,831       (632,442)
 -----------       -----------      -----------    -----------    ----------    -----------
  15,793,935         3,695,640        4,806,685      7,819,712       329,135      3,579,560
          --         8,501,622           78,429      3,028,642     1,662,656      1,847,214
 -----------       -----------      -----------    -----------    ----------    -----------
  15,793,935        12,197,262        4,885,114     10,848,354     1,991,791      5,426,774
  27,324,982        (2,238,381)      (2,097,865)    (9,025,257)    4,263,278      9,032,093
 -----------       -----------      -----------    -----------    ----------    -----------
  43,118,917         9,958,881        2,787,249      1,823,097     6,255,069     14,458,867
 -----------       -----------      -----------    -----------    ----------    -----------
 $40,409,439       $ 8,542,409      $ 1,351,093    $ 1,780,380    $7,885,900    $13,826,425
 ===========       ===========      ===========    ===========    ==========    ===========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                        FI           BLACKROCK     METLIFE
                                                                INTERNATIONAL STOCK MONEY MARKET STOCK INDEX
                                                                    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                                                                ------------------- ------------ -----------
                                                                       2006             2006        2006
                                                                ------------------- ------------ -----------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................     $  172,304       $3,430,009  $  617,665
Expenses:
  Mortality and expense risk charges...........................        166,118        1,036,860     506,450
  Administrative Charges.......................................         33,853          173,122      86,946
                                                                    ----------       ----------  ----------
  Total expenses...............................................        199,971        1,209,982     593,396
                                                                    ----------       ----------  ----------
Net investment income (loss)...................................        (27,667)       2,220,027      24,269
                                                                    ----------       ----------  ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.............      2,092,382               --   3,472,184
Realized gain distributions....................................             --               --   1,241,760
                                                                    ----------       ----------  ----------
Net realized gains (losses) on investments.....................      2,092,382               --   4,713,944
Change in unrealized appreciation (depreciation) of investments       (162,004)              --    (292,674)
                                                                    ----------       ----------  ----------
Net realized and unrealized gains (losses) on investments......      1,930,378               --   4,421,270
                                                                    ----------       ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $1,902,711       $2,220,027  $4,445,539
                                                                    ==========       ==========  ==========

  The accompanying notes are an integral part of these financial statements.

                                               WESTERN ASSET
                                                 MANAGEMENT   WESTERN ASSET
 BLACKROCK     BLACKROCK    FRANKLIN TEMPLETON STRATEGIC BOND  MANAGEMENT    T. ROWE PRICE
BOND INCOME STRATEGIC VALUE  SMALL CAP GROWTH  OPPORTUNITIES  US GOVERNMENT SMALL CAP GROWTH
SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------- --------------- ------------------ -------------- ------------- ----------------
   2006          2006              2006             2006          2006            2006
----------- --------------- ------------------ -------------- ------------- ----------------
$1,964,508     $   3,113        $       --        $308,216       $ 4,893       $      --
   461,293        46,709           297,115          79,585         7,525         141,719
    86,877         9,358            60,382          14,768         1,236          24,567
----------     ---------        ----------        --------       -------       ---------
   548,170        56,067           357,497          94,353         8,761         166,286
----------     ---------        ----------        --------       -------       ---------
 1,416,338       (52,954)         (357,497)        213,863        (3,868)       (166,286)
----------     ---------        ----------        --------       -------       ---------
  (548,781)       18,446         1,078,273          23,057         8,980         526,430
    34,109       760,849         1,108,531          51,651            --              --
----------     ---------        ----------        --------       -------       ---------
  (514,672)      779,295         2,186,804          74,708         8,980         526,430
   308,380      (199,526)           92,344         (77,850)       15,639         (77,207)
----------     ---------        ----------        --------       -------       ---------
  (206,292)      579,769         2,279,148          (3,142)       24,619         449,223
----------     ---------        ----------        --------       -------       ---------
$1,210,046     $ 526,815        $1,921,651        $210,721       $20,751       $ 282,937
==========     =========        ==========        ========       =======       =========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                 T. ROWE PRICE    OPPENHEIMER      PUTNAM
                                                                LARGE CAP GROWTH GLOBAL EQUITY GROWTH & INCOME
                                                                  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                                                ---------------- ------------- ---------------
                                                                      2006           2006           2006
                                                                ---------------- ------------- ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................   $   225,371     $  242,505     $  379,957
Expenses:
  Mortality and expense risk charges...........................     1,637,059         98,192        250,701
  Administrative Charges.......................................       321,418         28,351         37,009
                                                                  -----------     ----------     ----------
  Total expenses...............................................     1,958,477        126,543        287,710
                                                                  -----------     ----------     ----------
Net investment income (loss)...................................    (1,733,106)       115,962         92,247
                                                                  -----------     ----------     ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.............    19,301,398         59,158        448,392
Realized gain distributions....................................            --        209,101        525,217
                                                                  -----------     ----------     ----------
Net realized gains (losses) on investments.....................    19,301,398        268,259        973,609
Change in unrealized appreciation (depreciation) of investments    (2,423,457)     1,343,446      1,808,364
                                                                  -----------     ----------     ----------
Net realized and unrealized gains (losses) on investments......    16,877,941      1,611,705      2,781,973
                                                                  -----------     ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $15,144,835     $1,727,667     $2,874,220
                                                                  ===========     ==========     ==========

  The accompanying notes are an integral part of these financial statements.

  PUTNAM       PUTNAM         TEMPLETON         TEMPLETON      TEMPLETON DEVELOPING       FIDELITY
   VISTA    EQUITY INCOME GROWTH SECURITIES FOREIGN SECURITIES  MARKETS SECURITIES  GROWTH OPPORTUNITIES
SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------- ------------- ----------------- ------------------ -------------------- --------------------
   2006         2006            2006               2006                2006                 2006
----------- ------------- ----------------- ------------------ -------------------- --------------------
 $      --   $  339,394      $   68,159        $   945,548         $   606,056            $  2,290
    71,282      249,296          61,723            894,450             663,896               3,107
     9,172       77,127          12,478            169,691             125,968                 373
 ---------   ----------      ----------        -----------         -----------            --------
    80,454      326,423          74,201          1,064,141             789,864               3,480
 ---------   ----------      ----------        -----------         -----------            --------
   (80,454)      12,971          (6,042)          (118,593)           (183,808)             (1,190)
 ---------   ----------      ----------        -----------         -----------            --------
  (182,393)      81,571         185,088          8,146,492          11,370,221             (27,594)
        --      918,130         179,021                 --                  --                  --
 ---------   ----------      ----------        -----------         -----------            --------
  (182,393)     999,701         364,109          8,146,492          11,370,221             (27,594)
   510,354    4,430,015         906,637          5,357,400           1,413,976              35,547
 ---------   ----------      ----------        -----------         -----------            --------
   327,961    5,429,716       1,270,746         13,503,892          12,784,197               7,953
 ---------   ----------      ----------        -----------         -----------            --------
 $ 247,507   $5,442,687      $1,264,704        $13,385,299         $12,600,389            $  6,763
 =========   ==========      ==========        ===========         ===========            ========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONCLUDED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                  FIDELITY       PIMCO       PIMCO
                                                                EQUITY INCOME HIGH YIELD  LOW DURATION
                                                                 SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                                                ------------- ----------- ------------
                                                                    2006         2006         2006
                                                                ------------- ----------- ------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends....................................................  $  268,909   $1,094,933    $412,853
Expenses:
  Mortality and expense risk charges...........................     114,380      192,703     122,319
  Administrative Charges.......................................      20,086       39,219      24,051
                                                                 ----------   ----------    --------
  Total expenses...............................................     134,466      231,922     146,370
                                                                 ----------   ----------    --------
Net investment income (loss)...................................     134,443      863,011     266,483
                                                                 ----------   ----------    --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions.............     448,874      255,170     (33,431)
Realized gain distributions....................................   1,080,307           --          --
                                                                 ----------   ----------    --------
Net realized gains (losses) on investments.....................   1,529,181      255,170     (33,431)
Change in unrealized appreciation (depreciation) of investments    (168,505)     119,847       1,182
                                                                 ----------   ----------    --------
Net realized and unrealized gains (losses) on investments......   1,360,676      375,017     (32,249)
                                                                 ----------   ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $1,495,119   $1,238,028    $234,234
                                                                 ==========   ==========    ========

--------
(a) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

               PIMCO STOCKSPLUS       PIMCO       AMERICAN FUNDS
               GROWTH & INCOME  TOTAL RETURN BOND GLOBAL GROWTH
                 SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
               ---------------- ----------------- --------------
                     2006             2006           2006 (A)
               ---------------- ----------------- --------------
                   $ 70,506        $1,144,385         $   --
                     17,746           327,924            103
                      3,301            57,481             35
                   --------        ----------         ------
                     21,047           385,405            138
                   --------        ----------         ------
                     49,459           758,980           (138)
                   --------        ----------         ------
                     36,393            96,979             --
                         --           129,294             --
                   --------        ----------         ------
                     36,393           226,273             --
                     96,200          (425,395)         3,336
                   --------        ----------         ------
                    131,287          (199,122)         3,336
                   --------        ----------         ------
                   $180,746        $  559,858         $3,198
                   ========        ==========         ======

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                                                               LORD ABBETT GROWTH & INCOME
                                                                                       SUB-ACCOUNT
                                                                             ------------------------------
                                                                                  2006            2005
                                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $    4,207,987  $   (5,934,781)
  Net realized gain (loss) on investments...................................    156,588,096      70,355,565
  Change in unrealized appreciation (depreciation) of investments...........     29,716,801     (40,991,768)
                                                                             --------------  --------------
  Net increase (decrease) in net assets resulting from operations...........    190,512,884      23,429,016
                                                                             --------------  --------------
From capital transactions:
  Payments received from contract owners....................................     18,035,238      38,637,355
  Transfers between Sub-Accounts (including fixed account), net.............    (40,604,330)    (34,379,737)
  Transfers for contract benefits and terminations..........................   (178,793,095)   (174,985,018)
  Contract maintenance charges..............................................     (1,805,767)     (1,745,482)
                                                                             --------------  --------------
  Net increase (decrease) in net assets resulting from capital transactions.   (203,167,954)   (172,472,882)
                                                                             --------------  --------------
NET CHANGE IN NET ASSETS....................................................    (12,655,070)   (149,043,866)
NET ASSETS - BEGINNING OF PERIOD............................................  1,266,968,938   1,416,012,804
                                                                             --------------  --------------
NET ASSETS - END OF PERIOD.................................................. $1,254,313,868  $1,266,968,938
                                                                             ==============  ==============

                                                                             LORD ABBETT BOND DEBENTURE
                                                                                     SUB-ACCOUNT
                                                                             --------------------------
                                                                                 2006          2005
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ 17,135,760  $  9,509,186
  Net realized gain (loss) on investments...................................    3,005,339     5,661,525
  Change in unrealized appreciation (depreciation) of investments...........    3,199,197   (12,935,057)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   23,340,296     2,235,654
                                                                             ------------  ------------
From capital transactions:
  Payments received from contract owners....................................    5,947,236    15,678,989
  Transfers between Sub-Accounts (including fixed account), net.............   (8,443,067)   28,294,352
  Transfers for contract benefits and terminations..........................  (39,505,959)  (35,579,930)
  Contract maintenance charges..............................................     (647,089)     (588,342)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  (42,648,879)    7,805,069
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................  (19,308,583)   10,040,723
NET ASSETS - BEGINNING OF PERIOD............................................  327,280,969   317,240,246
                                                                             ------------  ------------
NET ASSETS - END OF PERIOD.................................................. $307,972,386  $327,280,969
                                                                             ============  ============

  The accompanying notes are an integral part of these financial statements.

VAN KAMPEN MID-CAP GROWTH  LORD ABBETT MID-CAP VALUE  LORD ABBETT AMERICA'S VALUE MET/PUTNAM CAPITAL OPPORTUNITIES
       SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
------------------------  --------------------------  --------------------------  -------------------------------
    2006         2005         2006          2005          2006          2005          2006             2005
-----------  -----------  ------------  ------------  -----------   -----------     -----------     -----------
$  (712,478) $  (714,618) $ (2,257,433) $ (2,424,437) $   596,368   $  (536,820)  $  (491,568)     $  (453,821)
  5,449,499    6,063,363    46,923,780    19,486,039    1,883,835       187,672     7,785,420        1,471,946
   (877,039)  (3,560,342)  (12,362,885)    2,254,039    7,572,480     2,066,489    (2,383,918)       2,144,369
-----------  -----------  ------------  ------------  -----------   -----------     -----------     -----------
  3,859,982    1,788,403    32,303,462    19,315,641   10,052,683     1,717,341     4,909,934        3,162,494
-----------  -----------  ------------  ------------  -----------   -----------     -----------     -----------
  2,078,778    2,129,808    10,948,608    18,077,768    3,300,626     9,052,601       935,403          563,735
  1,106,291      528,356   (15,493,315)   22,524,354   12,565,543    26,792,865       554,569       (1,418,372)
 (6,529,955)  (5,980,737)  (30,986,703)  (26,486,182)  (5,413,361)   (4,123,845)   (7,350,629)      (7,627,509)
    (79,144)     (73,745)     (609,622)     (516,164)    (128,618)      (67,220)      (24,120)         (23,292)
-----------  -----------  ------------  ------------  -----------   -----------     -----------     -----------
 (3,424,030)  (3,396,318)  (36,141,032)   13,599,776   10,324,190    31,654,401    (5,884,777)      (8,505,438)
-----------  -----------  ------------  ------------  -----------   -----------     -----------     -----------
    435,952   (1,607,915)   (3,837,570)   32,915,417   20,376,873    33,371,742      (974,843)      (5,342,944)
 56,304,497   57,912,412   308,454,585   275,539,168   65,779,907    32,408,165    39,237,602       44,580,546
-----------  -----------  ------------  ------------  -----------   -----------     -----------     -----------
$56,740,449  $56,304,497  $304,617,015  $308,454,585  $86,156,780   $65,779,907   $38,262,759      $39,237,602
===========  ===========  ============  ============  ===========   ===========     ===========     ===========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                                 OPPENHEIMER CAPITAL
                                                                                    APPRECIATION
                                                                                     SUB-ACCOUNT
                                                                             --------------------------
                                                                                 2006          2005
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ (2,086,703) $ (2,232,098)
  Net realized gain (loss) on investments...................................    3,033,823     5,883,425
  Change in unrealized appreciation (depreciation) of investments...........    7,579,900     1,370,659
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........    8,527,020     5,021,986
                                                                             ------------  ------------
From capital transactions:
  Payments received from contract owners....................................    6,355,183     6,088,406
  Transfers between Sub-Accounts (including fixed account), net.............      840,829    (3,451,128)
  Transfers for contract benefits and terminations..........................  (17,451,181)  (10,913,687)
  Contract maintenance charges..............................................     (371,026)     (365,666)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  (10,626,195)   (8,642,075)
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   (2,099,175)   (3,620,089)
NET ASSETS - BEGINNING OF PERIOD............................................  144,482,219   148,102,308
                                                                             ------------  ------------
NET ASSETS - END OF PERIOD.................................................. $142,383,044  $144,482,219
                                                                             ============  ============

                                                                                  PIMCO INFLATION
                                                                                   PROTECTED BOND
                                                                                    SUB-ACCOUNT
                                                                             -------------------------
                                                                                 2006         2005
                                                                             -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ 1,386,316  $ (1,306,427)
  Net realized gain (loss) on investments...................................   1,589,701     1,300,807
  Change in unrealized appreciation (depreciation) of investments...........  (3,885,799)     (332,505)
                                                                             -----------  ------------
  Net increase (decrease) in net assets resulting from operations...........    (909,782)     (338,125)
                                                                             -----------  ------------
From capital transactions:
  Payments received from contract owners....................................   2,159,664     5,143,481
  Transfers between Sub-Accounts (including fixed account), net.............  (1,812,617)  (25,673,446)
  Transfers for contract benefits and terminations..........................  (6,929,967)   (3,450,409)
  Contract maintenance charges..............................................    (241,826)     (262,644)
                                                                             -----------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  (6,824,746)  (24,243,018)
                                                                             -----------  ------------
NET CHANGE IN NET ASSETS....................................................  (7,734,528)  (24,581,143)
NET ASSETS - BEGINNING OF PERIOD............................................  72,384,448    96,965,591
                                                                             -----------  ------------
NET ASSETS - END OF PERIOD.................................................. $64,649,920  $ 72,384,448
                                                                             ===========  ============

  The accompanying notes are an integral part of these financial statements.


LEGG MASON AGGRESSIVE GROWTH     PIMCO TOTAL RETURN        RCM GLOBAL TECHNOLOGY   T. ROWE PRICE MID CAP GROWTH
        SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------   --------------------------  ------------------------  --------------------------
    2006           2005          2006          2005          2006         2005         2006           2005
------------   ------------  ------------  ------------  -----------  -----------  ------------   ------------
$ (1,896,244)  $ (2,056,705) $  3,816,053  $ (4,979,436) $  (194,937) $  (198,418) $ (1,909,540)  $    417,344
  11,480,328      3,170,497     1,574,507     2,380,473      428,043      179,755    14,848,937      3,864,396
 (13,562,408)    12,986,920     5,445,910     5,068,008      152,202      834,004    (7,278,039)     9,503,168
------------   ------------  ------------  ------------  -----------  -----------  ------------   ------------
  (3,978,324)    14,100,712    10,836,470     2,469,045      385,308      815,341     5,661,358     13,784,908
------------   ------------  ------------  ------------  -----------  -----------  ------------   ------------
   1,981,797      2,395,735    15,241,496    22,027,269      383,661      368,829     8,423,368     10,282,442
 (12,043,393)   (25,086,048)   (4,324,914)    3,147,093     (769,581)  (3,180,548)  (17,936,273)    (3,008,246)
 (11,233,010)    (9,497,879)  (32,330,859)  (26,362,561)  (1,028,153)    (483,451)   (9,454,020)    (5,958,068)
    (339,409)      (364,846)     (950,165)     (877,627)     (40,170)     (41,485)     (388,849)      (340,078)
------------   ------------  ------------  ------------  -----------  -----------  ------------   ------------
 (21,634,015)   (32,553,038)  (22,364,442)   (2,065,826)  (1,454,243)  (3,336,655)  (19,355,774)       976,050
------------   ------------  ------------  ------------  -----------  -----------  ------------   ------------
 (25,612,339)   (18,452,326)  (11,527,972)      403,219   (1,068,935)  (2,521,314)  (13,694,416)    14,760,958
 134,458,398    152,910,724   339,140,105   338,736,886   11,888,282   14,409,596   121,624,335    106,863,377
------------   ------------  ------------  ------------  -----------  -----------  ------------   ------------
$108,846,059   $134,458,398  $327,612,133  $339,140,105  $10,819,347  $11,888,282  $107,929,919   $121,624,335
============   ============  ============  ============  ===========  ===========  ============   ============

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                             MFS RESEARCH INTERNATIONAL
                                                                                     SUB-ACCOUNT
                                                                             --------------------------
                                                                                 2006          2005
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $    735,721  $ (1,851,879)
  Net realized gain (loss) on investments...................................   35,842,722    20,397,840
  Change in unrealized appreciation (depreciation) of investments...........   14,955,814    12,210,542
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   51,534,257    30,756,503
                                                                             ------------  ------------
From capital transactions:
  Payments received from contract owners....................................   10,387,035     9,376,567
  Transfers between Sub-Accounts (including fixed account), net.............  (19,817,321)   37,555,509
  Transfers for contract benefits and terminations..........................  (26,987,184)  (18,104,994)
  Contract maintenance charges..............................................     (510,817)     (393,246)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  (36,928,287)   28,433,836
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   14,605,970    59,190,339
NET ASSETS - BEGINNING OF PERIOD............................................  219,052,682   159,862,343
                                                                             ------------  ------------
NET ASSETS - END OF PERIOD.................................................. $233,658,652  $219,052,682
                                                                             ============  ============

                                                                              MET/AIM SMALL CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                                             -------------------------
                                                                                 2006        2005 (B)
                                                                             ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ (1,464,312) $(1,260,338)
  Net realized gain (loss) on investments...................................   16,357,294    4,245,959
  Change in unrealized appreciation (depreciation) of investments...........   (4,111,860)   6,146,744
                                                                             ------------  -----------
  Net increase (decrease) in net assets resulting from operations...........   10,781,122    9,132,365
                                                                             ------------  -----------
From capital transactions:
  Payments received from contract owners....................................    1,888,474    2,311,842
  Transfers between Sub-Accounts (including fixed account), net.............  (15,019,833)  29,527,627
  Transfers for contract benefits and terminations..........................   (7,121,033)  (3,840,520)
  Contract maintenance charges..............................................     (291,838)    (255,019)
                                                                             ------------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  (20,544,230)  27,743,930
                                                                             ------------  -----------
NET CHANGE IN NET ASSETS....................................................   (9,763,108)  36,876,295
NET ASSETS - BEGINNING OF PERIOD............................................   93,177,860   56,301,565
                                                                             ------------  -----------
NET ASSETS - END OF PERIOD.................................................. $ 83,414,752  $93,177,860
                                                                             ============  ===========

--------
(b) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

     LAZARD MID CAP       HARRIS OAKMARK INTERNATIONAL THIRD AVENUE SMALL CAP VALUE NEUBERGER BERMAN REAL ESTATE
       SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
------------------------  --------------------------   ---------------------------  ---------------------------
    2006         2005         2006           2005          2006         2005 (B)        2006           2005
-----------  -----------  ------------   ------------   -----------   -----------   ------------   -----------
$  (432,815) $  (531,708) $    925,587   $ (1,521,915) $(1,230,930)   $(1,455,834)  $   (342,063)  $  (821,872)
  4,754,637    5,379,117    13,888,764      7,269,280   14,422,537      7,580,330     12,095,979     2,891,171
   (653,859)  (3,040,260)    9,881,090      4,158,520   (2,597,666)     5,000,746     12,680,369     6,875,485
-----------  -----------  ------------   ------------   -----------   -----------   ------------   -----------
  3,667,963    1,807,149    24,695,441      9,905,885   10,593,941     11,125,242     24,434,285     8,944,784
-----------  -----------  ------------   ------------   -----------   -----------   ------------   -----------
    901,367    2,318,320     7,169,518     10,356,544    6,653,989      9,801,636      3,030,842     3,101,210
   (859,320)  (7,084,857)   (9,193,619)   (14,734,232)  (5,088,444)    (9,852,228)   (13,815,895)   45,483,864
 (3,090,745)  (1,713,753)   (8,161,127)    (3,640,451)  (7,816,576)    (4,280,472)    (7,107,238)   (3,824,963)
   (105,774)    (111,327)     (347,519)      (281,208)    (337,148)      (284,510)      (230,847)     (150,060)
-----------  -----------  ------------   ------------   -----------   -----------   ------------   -----------
 (3,154,472)  (6,591,617)  (10,532,747)    (8,299,347)  (6,588,179)    (4,615,574)   (18,123,138)   44,610,051
-----------  -----------  ------------   ------------   -----------   -----------   ------------   -----------
    513,491   (4,784,468)   14,162,694      1,606,538    4,005,762      6,509,668      6,311,147    53,554,835
 31,807,254   36,591,722    97,858,342     96,251,804   95,982,000     89,472,332     73,434,177    19,879,342
-----------  -----------  ------------   ------------   -----------   -----------   ------------   -----------
$32,320,745  $31,807,254  $112,021,036   $ 97,858,342  $99,987,762    $95,982,000   $ 79,745,324   $73,434,177
===========  ===========  ============   ============   ===========   ===========   ============   ===========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                                             GOLDMAN SACHS
                                                                               TURNER MID-CAP GROWTH         MID-CAP VALUE
                                                                                    SUB-ACCOUNT               SUB-ACCOUNT
                                                                             ------------------------  ------------------------
                                                                                 2006         2005         2006         2005
                                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $  (222,569) $  (204,715) $  (577,073) $  (214,603)
  Net realized gain (loss) on investments...................................     677,556    1,105,937    1,887,312    3,422,532
  Change in unrealized appreciation (depreciation) of investments...........      72,340       31,092    3,011,251     (947,476)
                                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........     527,327      932,314    4,321,490    2,260,453
                                                                             -----------  -----------  -----------  -----------
From capital transactions:
  Payments received from contract owners....................................     664,247      847,343    4,291,786    6,382,790
  Transfers between Sub-Accounts (including fixed account), net.............    (140,495)  (4,975,753)   3,240,340      194,228
  Transfers for contract benefits and terminations..........................    (983,635)    (427,021)  (2,443,369)    (834,639)
  Contract maintenance charges..............................................     (44,388)     (43,006)    (111,845)     (71,275)
                                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.    (504,271)  (4,598,437)   4,976,912    5,671,104
                                                                             -----------  -----------  -----------  -----------
NET CHANGE IN NET ASSETS....................................................      23,056   (3,666,123)   9,298,402    7,931,557
NET ASSETS - BEGINNING OF PERIOD............................................  12,503,351   16,169,474   28,841,121   20,909,564
                                                                             -----------  -----------  -----------  -----------
NET ASSETS - END OF PERIOD.................................................. $12,526,407  $12,503,351  $38,139,523  $28,841,121
                                                                             ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.


METLIFE DEFENSIVE STRATEGY  METLIFE MODERATE STRATEGY   METLIFE BALANCED STRATEGY    METLIFE GROWTH STRATEGY
       SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
------------------------   --------------------------  --------------------------  --------------------------
    2006          2005         2006          2005          2006          2005          2006          2005
-----------   -----------  ------------  ------------  ------------  ------------  ------------  ------------
$(1,389,452)  $  (434,479) $ (4,618,914) $   (880,412) $(12,946,129) $ (2,836,755) $(13,704,779) $ (3,100,736)
  2,032,596       403,949     3,377,687       588,354     5,782,251     1,918,922     6,111,883     1,577,050
  4,934,458     2,218,207    23,106,963     9,061,478    82,185,415    34,518,676    99,396,907    45,211,344
-----------   -----------  ------------  ------------  ------------  ------------  ------------  ------------
  5,577,602     2,187,677    21,865,736     8,769,420    75,021,537    33,600,843    91,804,011    43,687,658
-----------   -----------  ------------  ------------  ------------  ------------  ------------  ------------
 10,297,041    15,929,517    55,255,371    56,281,127   170,013,131   156,712,062   209,814,414   161,279,441
 18,699,841    31,246,796    29,799,661    61,157,495    61,356,986   156,796,983    55,941,825   147,813,249
 (8,366,819)   (3,160,103)  (17,211,342)   (7,236,169)  (49,970,789)  (19,542,038)  (38,089,246)  (18,143,849)
   (285,542)     (194,484)     (932,471)     (565,562)   (2,565,804)   (1,680,742)   (2,676,545)   (1,630,714)
-----------   -----------  ------------  ------------  ------------  ------------  ------------  ------------
 20,344,521    43,821,726    66,911,219   109,636,891   178,833,524   292,286,265   224,990,448   289,318,127
-----------   -----------  ------------  ------------  ------------  ------------  ------------  ------------
 25,922,123    46,009,403    88,776,955   118,406,311   253,855,061   325,887,108   316,794,459   333,005,785
 65,586,282    19,576,879   227,166,091   108,759,780   648,361,282   322,474,174   669,542,343   336,536,558
-----------   -----------  ------------  ------------  ------------  ------------  ------------  ------------
$91,508,405   $65,586,282  $315,943,046  $227,166,091  $902,216,343  $648,361,282  $986,336,802  $669,542,343
===========   ===========  ============  ============  ============  ============  ============  ============

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                                                             METLIFE AGGRESSIVE STRATEGY
                                                                                     SUB-ACCOUNT
                                                                             --------------------------
                                                                                 2006          2005
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ (2,512,890) $ (1,004,527)
  Net realized gain (loss) on investments...................................    5,604,525     1,324,788
  Change in unrealized appreciation (depreciation) of investments...........   13,278,939    10,957,465
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   16,370,574    11,277,726
                                                                             ------------  ------------
From capital transactions:
  Payments received from contract owners....................................   14,475,787    21,211,069
  Transfers between Sub-Accounts (including fixed account), net.............   (5,417,137)   34,027,177
  Transfers for contract benefits and terminations..........................  (11,010,162)   (3,308,517)
  Contract maintenance charges..............................................     (525,929)     (432,355)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.   (2,477,441)   51,497,374
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   13,893,133    62,775,100
NET ASSETS - BEGINNING OF PERIOD............................................  140,266,322    77,491,222
                                                                             ------------  ------------
NET ASSETS - END OF PERIOD.................................................. $154,159,455  $140,266,322
                                                                             ============  ============

                                                                                VAN KAMPEN COMSTOCK
                                                                                    SUB-ACCOUNT
                                                                             ------------------------
                                                                                 2006       2005 (B)
                                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $  (825,026) $   199,755
  Net realized gain (loss) on investments...................................   2,151,219      285,848
  Change in unrealized appreciation (depreciation) of investments...........   8,620,101      685,364
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   9,946,294    1,170,967
                                                                             -----------  -----------
From capital transactions:
  Payments received from contract owners....................................  13,727,379   11,436,391
  Transfers between Sub-Accounts (including fixed account), net.............  23,762,330   25,557,007
  Transfers for contract benefits and terminations..........................  (3,276,760)    (403,374)
  Contract maintenance charges..............................................    (147,760)     (20,237)
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  34,065,189   36,569,787
                                                                             -----------  -----------
NET CHANGE IN NET ASSETS....................................................  44,011,483   37,740,754
NET ASSETS - BEGINNING OF PERIOD............................................  37,740,754           --
                                                                             -----------  -----------
NET ASSETS - END OF PERIOD.................................................. $81,752,237  $37,740,754
                                                                             ===========  ===========

--------
(b) For the period May 1, 2005 to December 31, 2005
(c) For the period September 30, 2005 to December 31, 2005
(d) For the period November 7, 2005 to December 31, 2005
(e) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                           CYCLICAL GROWTH AND                                  MET/AIM
  CYCLICAL GROWTH ETF           INCOME ETF        LEGG MASON VALUE EQUITY CAPITAL APPRECIATION PIONEER FUND
      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT
-----------------------  -----------------------  ---------------------   -------------------- ------------
    2006      2005 (C)       2006      2005 (C)       2006      2005 (D)        2006 (E)         2006 (E)
-----------  ----------  -----------  ----------  -----------   --------  -------------------- ------------

$    23,474  $   37,168  $   114,767  $   17,278  $  (408,931)  $    (22)       $  (578)         $   (722)
    148,081       1,075       82,691         144      881,156         --          9,794               105
  1,993,642     113,757    1,496,315      (7,714)   2,183,499     (2,748)        (3,926)           13,512
-----------  ----------  -----------  ----------  -----------   --------        -------          --------
  2,165,197     152,000    1,693,773       9,708    2,655,724     (2,770)         5,290            12,895
-----------  ----------  -----------  ----------  -----------   --------        -------          --------

  7,733,726     626,131    7,875,358   1,522,577    2,288,641    338,387          3,338            62,925
 10,709,880   7,590,053   12,097,096   2,618,210   35,901,716         --         93,232           298,822
 (1,028,459)    (22,001)    (168,590)    (44,775)    (881,422)        --         (2,707)             (447)
    (38,640)     (2,932)     (21,394)     (1,512)     (90,464)        --             --               (85)
-----------  ----------  -----------  ----------  -----------   --------        -------          --------
 17,376,507   8,191,251   19,782,470   4,094,500   37,218,471    338,387         93,863           361,215
-----------  ----------  -----------  ----------  -----------   --------        -------          --------
 19,541,704   8,343,251   21,476,243   4,104,208   39,874,195    335,617         99,153           374,110
  8,343,251          --    4,104,208          --      335,617         --             --                --
-----------  ----------  -----------  ----------  -----------   --------        -------          --------
$27,884,955  $8,343,251  $25,580,451  $4,104,208  $40,209,812   $335,617        $99,153          $374,110
===========  ==========  ===========  ==========  ===========   ========        =======          ========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                   PIONEER MID CAP PIONEER STRATEGIC  MFS EMERGING
                                                                        VALUE           INCOME       MARKETS EQUITY
                                                                     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                                   --------------- ----------------- --------------
                                                                      2006 (E)         2006 (E)         2006 (E)
                                                                   --------------- ----------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)....................................     $   (17)        $ 15,859       $    58,566
  Net realized gain (loss) on investments.........................       1,228               35            14,319
  Change in unrealized appreciation (depreciation) of investments.       3,102          (11,458)        1,134,292
                                                                       -------         --------       -----------
  Net increase (decrease) in net assets resulting from operations.       4,313            4,436         1,207,177
                                                                       -------         --------       -----------
From capital transactions:
  Payments received from contract owners..........................      17,175           39,204           462,546
  Transfers between Sub-Accounts (including fixed account), net...      55,000          289,143        10,436,193
  Transfers for contract benefits and terminations................        (306)          31,012            42,594
  Contract maintenance charges....................................          --              (50)           (1,210)
                                                                       -------         --------       -----------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................      71,869          359,309        10,940,123
                                                                       -------         --------       -----------
NET CHANGE IN NET ASSETS..........................................      76,182          363,745        12,147,300
NET ASSETS - BEGINNING OF PERIOD..................................          --               --                --
                                                                       -------         --------       -----------
NET ASSETS - END OF PERIOD........................................     $76,182         $363,745       $12,147,300
                                                                       =======         ========       ===========

                                                                   LOOMIS SAYLES
                                                                   GLOBAL MARKETS
                                                                    SUB-ACCOUNT
                                                                   --------------
                                                                      2006 (E)
                                                                   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)....................................    $    748
  Net realized gain (loss) on investments.........................          78
  Change in unrealized appreciation (depreciation) of investments.      31,271
                                                                      --------
  Net increase (decrease) in net assets resulting from operations.      32,097
                                                                      --------
From capital transactions:
  Payments received from contract owners..........................     115,373
  Transfers between Sub-Accounts (including fixed account), net...     215,828
  Transfers for contract benefits and terminations................          39
  Contract maintenance charges....................................        (264)
                                                                      --------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................     330,976
                                                                      --------
NET CHANGE IN NET ASSETS..........................................     363,073
NET ASSETS - BEGINNING OF PERIOD..................................          --
                                                                      --------
NET ASSETS - END OF PERIOD........................................    $363,073
                                                                      ========

--------
(e) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

STRATEGIC GROWTH STRATEGIC CONSERVATIVE                     RUSSELL MULTI-STYLE        RUSSELL AGGRESSIVE
   AND INCOME            GROWTH         STRATEGIC GROWTH           EQUITY                    EQUITY
  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
---------------- ---------------------- ---------------- -------------------------  ------------------------
    2006 (E)            2006 (E)            2006 (E)         2006         2005          2006         2005
---------------- ---------------------- ---------------- -----------  ------------  -----------  -----------
  $    20,232         $     82,724        $    57,744    $  (110,938) $    (91,525) $   (77,199) $   (92,905)
          141                1,951                 --       (300,076)   (1,589,591)   1,208,911    1,082,438
      209,529              546,482            264,505      3,182,129     3,472,255     (355,344)    (684,069)
  -----------         ------------        -----------    -----------  ------------  -----------  -----------
      229,902              631,157            322,249      2,771,115     1,791,139      776,368      305,464
  -----------         ------------        -----------    -----------  ------------  -----------  -----------
    1,211,729            1,105,723          1,537,830         11,800        30,478        5,862        9,050
   95,412,765          104,977,332         70,482,231       (633,246)     (550,699)     (34,592)    (163,049)
     (264,093)            (375,719)           (81,275)    (7,604,211)  (10,910,403)  (2,182,966)  (2,237,656)
      (18,738)             (31,022)           (16,497)        (7,086)       (9,162)      (1,517)      (1,880)
  -----------         ------------        -----------    -----------  ------------  -----------  -----------
   96,341,663          105,676,314         71,922,289     (8,232,743)  (11,439,786)  (2,213,213)  (2,393,535)
  -----------         ------------        -----------    -----------  ------------  -----------  -----------
   96,571,565          106,307,471         72,244,538     (5,461,628)   (9,648,647)  (1,436,845)  (2,088,071)
           --                   --                 --     29,537,014    39,185,661    6,719,215    8,807,286
  -----------         ------------        -----------    -----------  ------------  -----------  -----------
  $96,571,565         $106,307,471        $72,244,538    $24,075,386  $ 29,537,014  $ 5,282,370  $ 6,719,215
  ===========         ============        ===========    ===========  ============  ===========  ===========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                                                                 RUSSELL NON-U.S.          RUSSELL CORE BOND
                                                                                    SUB-ACCOUNT               SUB-ACCOUNT
                                                                             ------------------------  ------------------------
                                                                                 2006         2005         2006         2005
                                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $    97,149  $    27,655  $   520,829  $   455,790
  Net realized gain (loss) on investments...................................   1,113,733      295,360      (54,647)     300,625
  Change in unrealized appreciation (depreciation) of investments...........   1,173,994    1,186,758     (122,880)    (625,342)
                                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   2,384,876    1,509,773      343,302      131,073
                                                                             -----------  -----------  -----------  -----------
From capital transactions:
  Payments received from contract owners....................................       6,300        5,439        4,000        5,279
  Transfers between Sub-Accounts (including fixed account), net.............    (384,818)    (322,888)     404,957      364,714
  Transfers for contract benefits and terminations..........................  (3,442,092)  (4,376,240)  (4,764,149)  (4,905,109)
  Contract maintenance charges..............................................      (3,094)      (3,673)      (4,145)      (5,439)
                                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  (3,823,704)  (4,697,362)  (4,359,337)  (4,540,555)
                                                                             -----------  -----------  -----------  -----------
NET CHANGE IN NET ASSETS....................................................  (1,438,828)  (3,187,589)  (4,016,035)  (4,409,482)
NET ASSETS - BEGINNING OF PERIOD............................................  12,830,073   16,017,662   19,370,351   23,779,833
                                                                             -----------  -----------  -----------  -----------
NET ASSETS - END OF PERIOD.................................................. $11,391,245  $12,830,073  $15,354,316  $19,370,351
                                                                             ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

RUSSELL REAL ESTATE SECURITIES AIM V.I CAPITAL APPRECIATION AIM V.I INTERNATIONAL GROWTH  DWS SMALL CAP GROWTH
      SUB-ACCOUNT                     SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------  ---------------------------  ---------------------------  ----------------------
   2006            2005            2006           2005          2006           2005         2006        2005
  ----------     ----------     -----------   -----------    -----------   -----------   ----------  ----------
$   15,773      $   23,142     $  (301,440)   $  (353,950)  $   (66,442)   $   (63,308)  $  (21,343) $  (23,773)
   813,282         771,811      (1,150,611)    (2,403,173)    2,500,901        687,750      (66,830)   (195,522)
   115,604        (431,668)      2,485,043      4,464,689     1,599,095      1,129,688      144,534     299,744
  ----------     ----------     -----------   -----------    -----------   -----------   ----------  ----------
   944,659         363,285       1,032,992      1,707,566     4,033,554      1,754,130       56,361      80,449
  ----------     ----------     -----------   -----------    -----------   -----------   ----------  ----------
     1,616           7,192          45,826        103,830     2,372,526      1,940,829       18,559      45,703
   (68,219)        (96,759)     (1,539,150)    (2,092,030)   (2,080,569)     4,642,865     (114,019)   (109,515)
  (885,607)       (909,113)     (4,355,682)    (4,073,273)   (1,253,438)    (1,180,471)    (175,268)   (326,825)
      (711)           (815)        (26,637)       (30,014)      (39,792)       (15,632)        (879)     (2,059)
  ----------     ----------     -----------   -----------    -----------   -----------   ----------  ----------
  (952,921)       (999,495)     (5,875,643)    (6,091,487)   (1,001,273)     5,387,591     (271,607)   (392,696)
  ----------     ----------     -----------   -----------    -----------   -----------   ----------  ----------
    (8,262)       (636,210)     (4,842,651)    (4,383,921)    3,032,281      7,141,721     (215,246)   (312,247)
 3,224,635       3,860,845      25,322,763     29,706,684    13,361,653      6,219,932    1,605,802   1,918,049
  ----------     ----------     -----------   -----------    -----------   -----------   ----------  ----------
$3,216,373      $3,224,635     $20,480,112    $25,322,763   $16,393,934    $13,361,653   $1,390,556  $1,605,802
  ==========     ==========     ===========   ===========    ===========   ===========   ==========  ==========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                DWS GOVERNMENT &
                                                                                AGENCY SECURITIES         INVESTORS TRUST
                                                                                   SUB-ACCOUNT              SUB-ACCOUNT
                                                                             ----------------------  -------------------------
                                                                                2006        2005         2006         2005
                                                                             ----------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   42,659  $   54,496  $  (154,939) $   (143,919)
  Net realized gain (loss) on investments...................................     (1,023)     26,502      632,401    (1,522,239)
  Change in unrealized appreciation (depreciation) of investments...........     (4,537)    (59,816)     773,471     1,525,171
                                                                             ----------  ----------  -----------  ------------
  Net increase (decrease) in net assets resulting from operations...........     37,099      21,182    1,250,933      (140,987)
                                                                             ----------  ----------  -----------  ------------
From capital transactions:
  Payments received from contract owners....................................        761       9,163       20,282       143,088
  Transfers between Sub-Accounts (including fixed account), net.............      4,378    (188,166)  (1,869,264)  (18,946,412)
  Transfers for contract benefits and terminations..........................   (465,011)   (332,264)    (803,541)   (1,631,806)
  Contract maintenance charges..............................................     (1,331)     (1,519)     (27,466)      (32,990)
                                                                             ----------  ----------  -----------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.   (461,203)   (512,786)  (2,679,989)  (20,468,120)
                                                                             ----------  ----------  -----------  ------------
NET CHANGE IN NET ASSETS....................................................   (424,104)   (491,604)  (1,429,056)  (20,609,107)
NET ASSETS - BEGINNING OF PERIOD............................................  1,745,552   2,237,156   12,739,250    33,348,357
                                                                             ----------  ----------  -----------  ------------
NET ASSETS - END OF PERIOD.................................................. $1,321,448  $1,745,552  $11,310,194  $ 12,739,250
                                                                             ==========  ==========  ===========  ============

--------
(f) For the period January 1, 2006 to April 30, 2006

  The accompanying notes are an integral part of these financial statements.

                                  HARRIS OAKMARK
    DAVIS VENTURE VALUE           FOCUSED VALUE             JENNISON GROWTH             MFS INVESTORS TRUST
        SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT                   SUB-ACCOUNT
--------------------------  -------------------------  ------------------------  --------------------------------
    2006          2005          2006         2005          2006         2005           2006 (F)           2005
------------  ------------  -----------  ------------  -----------  -----------  ------------         -----------
$ (2,709,478) $ (2,856,508) $(1,416,472) $ (1,515,786) $(1,436,156) $(1,224,124) $   (42,717)         $  (500,948)
  15,793,935     7,220,765   12,197,262     6,416,682    4,885,114    2,965,551    10,848,354           1,311,138
  27,324,982    18,520,894   (2,238,381)    1,518,195   (2,097,865)   7,263,479    (9,025,257)          1,173,339
------------  ------------  -----------  ------------  -----------  -----------  ------------         -----------
  40,409,439    22,885,151    8,542,409     6,419,091    1,351,093    9,004,906     1,780,380           1,983,529
------------  ------------  -----------  ------------  -----------  -----------  ------------         -----------
  22,355,028    30,705,309    2,906,709     4,922,747    7,868,279    6,293,478       149,304             525,091
 (12,655,306)   (6,297,474)  (4,299,336)  (17,365,984)  (4,848,473)  (4,949,674)  (40,520,565)         (3,517,084)
 (22,380,028)  (13,053,011)  (7,324,827)   (3,893,993)  (6,287,419)  (3,163,450)     (613,574)         (2,038,146)
  (1,004,041)     (855,434)    (301,853)     (301,894)    (295,255)    (254,506)      (46,584)           (141,679)
------------  ------------  -----------  ------------  -----------  -----------  ------------         -----------
 (13,684,347)   10,499,390   (9,019,307)  (16,639,124)  (3,562,868)  (2,074,152)  (41,031,419)         (5,171,818)
------------  ------------  -----------  ------------  -----------  -----------  ------------         -----------
  26,725,092    33,384,541     (476,898)  (10,220,033)  (2,211,775)   6,930,754   (39,251,039)         (3,188,289)
 307,539,950   274,155,409   89,084,192    99,304,225   86,296,723   79,365,969    39,251,039          42,439,328
------------  ------------  -----------  ------------  -----------  -----------  ------------         -----------
$334,265,042  $307,539,950  $88,607,294  $ 89,084,192  $84,084,948  $86,296,723  $         --         $39,251,039
============  ============  ===========  ============  ===========  ===========  ============         ===========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                 MFS TOTAL RETURN
                                                                                    SUB-ACCOUNT
                                                                             ------------------------
                                                                                 2006         2005
                                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ 1,630,831  $   173,229
  Net realized gain (loss) on investments...................................   1,991,791      791,224
  Change in unrealized appreciation (depreciation) of investments...........   4,263,278      102,775
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   7,885,900    1,067,228
                                                                             -----------  -----------
From capital transactions:
  Payments received from contract owners....................................   2,876,120    8,157,549
  Transfers between Sub-Accounts (including fixed account), net.............  13,470,604   20,079,106
  Transfers for contract benefits and terminations..........................  (5,411,971)  (4,849,479)
  Contract maintenance charges..............................................    (123,484)     (69,321)
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  10,811,269   23,317,855
                                                                             -----------  -----------
NET CHANGE IN NET ASSETS....................................................  18,697,169   24,385,083
NET ASSETS - BEGINNING OF PERIOD............................................  65,221,333   40,836,250
                                                                             -----------  -----------
NET ASSETS - END OF PERIOD.................................................. $83,918,502  $65,221,333
                                                                             ===========  ===========

                                                                             CAPITAL GUARDIAN US EQUITY
                                                                                     SUB-ACCOUNT
                                                                             --------------------------
                                                                                 2006          2005
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   (632,442) $ (2,122,493)
  Net realized gain (loss) on investments...................................    5,426,774     1,660,707
  Change in unrealized appreciation (depreciation) of investments...........    9,032,093     7,307,843
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   13,826,425     6,846,057
                                                                             ------------  ------------
From capital transactions:
  Payments received from contract owners....................................    3,503,936     7,798,848
  Transfers between Sub-Accounts (including fixed account), net.............    8,891,994    11,015,776
  Transfers for contract benefits and terminations..........................  (23,864,159)  (24,884,138)
  Contract maintenance charges..............................................     (210,907)     (180,777)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  (11,679,136)   (6,250,291)
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................    2,147,289       595,766
NET ASSETS - BEGINNING OF PERIOD............................................  167,610,776   167,015,010
                                                                             ------------  ------------
NET ASSETS - END OF PERIOD.................................................. $169,758,065  $167,610,776
                                                                             ============  ============

  The accompanying notes are an integral part of these financial statements.

 FI INTERNATIONAL STOCK     BLACKROCK MONEY MARKET       METLIFE STOCK INDEX      BLACKROCK BOND INCOME
       SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
------------------------  --------------------------  ------------------------  ------------------------
    2006         2005         2006          2005          2006         2005         2006         2005
-----------  -----------  ------------  ------------  -----------  -----------  -----------  -----------
$   (27,667) $  (127,360) $  2,220,027  $    623,327  $    24,269  $  (129,478) $ 1,416,338  $   448,760
  2,092,382      570,017            --            --    4,713,944    1,452,172     (514,672)     272,394
   (162,004)   1,469,482            --            --     (292,674)    (247,520)     308,380     (556,667)
-----------  -----------  ------------  ------------  -----------  -----------  -----------  -----------
  1,902,711    1,912,139     2,220,027       623,327    4,445,539    1,075,174    1,210,046      164,487
-----------  -----------  ------------  ------------  -----------  -----------  -----------  -----------
    226,120      368,073    12,933,299     9,084,234    1,149,224    3,442,075    4,722,725    5,024,191
 (3,374,197)  (1,060,263)   70,315,009    49,828,351      727,724     (709,765)   2,606,598   16,965,833
   (614,107)    (582,464)  (51,784,172)  (22,176,109)  (2,734,334)  (1,811,325)  (4,048,484)  (2,058,185)
    (49,910)     (47,904)     (216,128)      (94,850)    (109,731)    (115,623)     (95,537)     (40,580)
-----------  -----------  ------------  ------------  -----------  -----------  -----------  -----------
 (3,812,094)  (1,322,558)   31,248,008    36,641,626     (967,117)     805,362    3,185,302   19,891,259
-----------  -----------  ------------  ------------  -----------  -----------  -----------  -----------
 (1,909,383)     589,581    33,468,035    37,264,953    3,478,422    1,880,536    4,395,348   20,055,746
 13,941,243   13,351,662    57,767,677    20,502,724   36,333,127   34,452,591   31,894,139   11,838,393
-----------  -----------  ------------  ------------  -----------  -----------  -----------  -----------
$12,031,860  $13,941,243  $ 91,235,712  $ 57,767,677  $39,811,549  $36,333,127  $36,289,487  $31,894,139
===========  ===========  ============  ============  ===========  ===========  ===========  ===========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                               BLACKROCK STRATEGIC       FRANKLIN TEMPLETON
                                                                                      VALUE               SMALL CAP GROWTH
                                                                                   SUB-ACCOUNT               SUB-ACCOUNT
                                                                             -----------------------  ------------------------
                                                                                 2006        2005         2006         2005
                                                                             -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   (52,954) $  (64,790) $  (357,497) $  (161,836)
  Net realized gain (loss) on investments...................................     779,295     464,786    2,186,804      321,049
  Change in unrealized appreciation (depreciation) of investments...........    (199,526)   (327,669)      92,344      795,326
                                                                             -----------  ----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........     526,815      72,327    1,921,651      954,539
                                                                             -----------  ----------  -----------  -----------
From capital transactions:
  Payments received from contract owners....................................      45,353     230,222    4,255,248    4,703,337
  Transfers between Sub-Accounts (including fixed account), net.............  (1,420,091)   (951,205)  (2,650,893)  11,473,659
  Transfers for contract benefits and terminations..........................    (243,694)   (231,585)  (1,113,565)    (410,025)
  Contract maintenance charges..............................................     (13,711)    (15,659)     (77,651)     (28,389)
                                                                             -----------  ----------  -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  (1,632,143)   (968,227)     413,139   15,738,582
                                                                             -----------  ----------  -----------  -----------
NET CHANGE IN NET ASSETS....................................................  (1,105,328)   (895,900)   2,334,790   16,693,121
NET ASSETS - BEGINNING OF PERIOD............................................   4,106,357   5,002,257   18,385,352    1,692,231
                                                                             -----------  ----------  -----------  -----------
NET ASSETS - END OF PERIOD.................................................. $ 3,001,029  $4,106,357  $20,720,142  $18,385,352
                                                                             ===========  ==========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

WESTERN ASSET MANAGEMENT     WESTERN ASSET MANAGEMENT       T. ROWE PRICE              T. ROWE PRICE
STRATEGIC BOND OPPORTUNITIES   U.S. GOVERNMENT            SMALL CAP GROWTH           LARGE CAP GROWTH
      SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
---------------------------  -----------------------  ------------------------  --------------------------
   2006           2005          2006       2005 (B)       2006         2005         2006          2005
 ----------     ----------    ----------   --------   -----------  -----------  ------------  ------------
$  213,863     $  103,724    $   (3,868)   $  (414)   $  (166,286) $  (167,897) $ (1,733,106) $ (1,281,084)
    74,708        195,822         8,980        (16)       526,430      251,867    19,301,398       273,180
   (77,850)      (222,488)       15,639        180        (77,207)     967,750    (2,423,457)    7,049,649
 ----------     ----------    ----------   -------    -----------  -----------  ------------  ------------
   210,721         77,058        20,751       (250)       282,937    1,051,720    15,144,835     6,041,745
 ----------     ----------    ----------   -------    -----------  -----------  ------------  ------------
   101,795        227,882       192,197     36,435         97,436      155,984    10,404,062    16,168,282
   (57,135)       203,013       835,478     32,126       (435,269)     265,213   (34,424,655)   20,219,260
  (650,893)      (542,515)      (47,218)      (290)    (1,193,538)  (1,210,829)   (9,116,422)   (7,473,138)
   (17,724)       (17,480)         (697)        --        (24,262)     (24,470)     (392,970)     (306,699)
 ----------     ----------    ----------   -------    -----------  -----------  ------------  ------------
  (623,957)      (129,100)      979,760     68,271     (1,555,633)    (814,102)  (33,529,985)   28,607,705
 ----------     ----------    ----------   -------    -----------  -----------  ------------  ------------
  (413,236)       (52,042)    1,000,511     68,021     (1,272,696)     237,618   (18,385,150)   34,649,450
 6,568,086      6,620,128        68,021         --     12,323,322   12,085,704   133,088,917    98,439,467
 ----------     ----------    ----------   -------    -----------  -----------  ------------  ------------
$6,154,850     $6,568,086    $1,068,532    $68,021    $11,050,626  $12,323,322  $114,703,767  $133,088,917
 ==========     ==========    ==========   =======    ===========  ===========  ============  ============

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                                   OPPENHEIMER              PUTNAM GROWTH
                                                                                  GLOBAL EQUITY              AND INCOME
                                                                                   SUB-ACCOUNT               SUB-ACCOUNT
                                                                             -----------------------  ------------------------
                                                                                 2006      2005 (B)       2006         2005
                                                                             -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   115,962  $  (12,752) $    92,247  $    88,007
  Net realized gain (loss) on investments...................................     268,259       3,423      973,609       75,031
  Change in unrealized appreciation (depreciation) of investments...........   1,343,446     295,446    1,808,364      698,637
                                                                             -----------  ----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   1,727,667     286,117    2,874,220      861,675
                                                                             -----------  ----------  -----------  -----------
From capital transactions:
  Payments received from contract owners....................................   1,533,347   1,076,461      279,458      855,482
  Transfers between Sub-Accounts (including fixed account), net.............   9,379,682   3,980,598     (864,566)     188,953
  Transfers for contract benefits and terminations..........................    (789,504)    (43,234)  (3,404,512)  (3,190,387)
  Contract maintenance charges..............................................     (17,185)     (1,292)     (13,940)     (12,459)
                                                                             -----------  ----------  -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  10,106,340   5,012,533   (4,003,560)  (2,158,411)
                                                                             -----------  ----------  -----------  -----------
NET CHANGE IN NET ASSETS....................................................  11,834,007   5,298,650   (1,129,340)  (1,296,736)
NET ASSETS - BEGINNING OF PERIOD............................................   5,298,650          --   22,007,752   23,304,488
                                                                             -----------  ----------  -----------  -----------
NET ASSETS - END OF PERIOD.................................................. $17,132,657  $5,298,650  $20,878,412  $22,007,752
                                                                             ===========  ==========  ===========  ===========

--------
(b) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.


      PUTNAM VISTA          PUTNAM EQUITY INCOME    TEMPLETON GROWTH SECURITIES TEMPLETON FOREIGN SECURITIES
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
------------------------  ------------------------  --------------------------  ---------------------------
    2006         2005         2006         2005         2006          2005          2006           2005
-----------  -----------  -----------  -----------  -----------   -----------   ------------   -----------
$   (80,454) $   (86,296) $    12,971  $   (45,477) $    (6,042)  $    (8,260)  $   (118,593)  $  (149,823)
   (182,393)    (362,721)     999,701      266,219      364,109       101,796      8,146,492       959,768
    510,354    1,061,161    4,430,015      712,596      906,637       233,523      5,357,400     4,596,279
-----------  -----------  -----------  -----------  -----------   -----------   ------------   -----------
    247,507      612,144    5,442,687      933,338    1,264,704       327,059     13,385,299     5,406,224
-----------  -----------  -----------  -----------  -----------   -----------   ------------   -----------
     50,831      100,091    2,204,480    3,507,755    1,782,108        17,081      4,976,140     5,849,597
   (408,852)    (250,117)   9,592,767    9,908,371    4,443,080      (407,375)   (12,719,345)    5,344,057
   (987,903)    (909,717)  (1,897,164)  (1,398,560)    (931,583)     (613,723)    (5,633,440)   (4,045,877)
     (2,714)      (3,273)     (57,915)     (26,052)      (6,979)       (6,039)      (200,260)     (153,555)
-----------  -----------  -----------  -----------  -----------   -----------   ------------   -----------
 (1,348,638)  (1,063,016)   9,842,168   11,991,514    5,286,626    (1,010,056)   (13,576,905)    6,994,222
-----------  -----------  -----------  -----------  -----------   -----------   ------------   -----------
 (1,101,131)    (450,872)  15,284,855   12,924,852    6,551,330      (682,997)      (191,606)   12,400,446
  6,165,382    6,616,254   24,525,877   11,601,025    4,406,685     5,089,682     67,994,861    55,594,415
-----------  -----------  -----------  -----------  -----------   -----------   ------------   -----------
$ 5,064,251  $ 6,165,382  $39,810,732  $24,525,877  $10,958,015   $ 4,406,685   $ 67,803,255   $67,994,861
===========  ===========  ===========  ===========  ===========   ===========   ============   ===========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                                TEMPLETON DEVELOPING       FIDELITY GROWTH
                                                                                 MARKETS SECURITIES         OPPORTUNITIES
                                                                                    SUB-ACCOUNT              SUB-ACCOUNT
                                                                             -------------------------  --------------------
                                                                                 2006          2005        2006       2005
                                                                             ------------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   (183,808) $   (68,688) $  (1,190) $  (1,622)
  Net realized gain (loss) on investments...................................   11,370,221    2,595,920    (27,594)   (36,102)
  Change in unrealized appreciation (depreciation) of investments...........    1,413,976    8,233,377     35,547     64,126
                                                                             ------------  -----------  ---------  ---------
  Net increase (decrease) in net assets resulting from operations...........   12,600,389   10,760,609      6,763     26,402
                                                                             ------------  -----------  ---------  ---------
From capital transactions:
  Payments received from contract owners....................................    3,273,494    3,609,003      2,650      6,350
  Transfers between Sub-Accounts (including fixed account), net.............  (14,560,453)  (1,799,629)   (11,985)   (19,186)
  Transfers for contract benefits and terminations..........................   (4,473,829)  (3,116,271)  (120,023)  (122,502)
  Contract maintenance charges..............................................     (148,180)    (124,370)      (199)      (271)
                                                                             ------------  -----------  ---------  ---------
  Net increase (decrease) in net assets resulting from capital transactions.  (15,908,968)  (1,431,267)  (129,557)  (135,609)
                                                                             ------------  -----------  ---------  ---------
NET CHANGE IN NET ASSETS....................................................   (3,308,579)   9,329,342   (122,794)  (109,207)
NET ASSETS - BEGINNING OF PERIOD............................................   52,192,308   42,862,966    347,477    456,684
                                                                             ------------  -----------  ---------  ---------
NET ASSETS - END OF PERIOD.................................................. $ 48,883,729  $52,192,308  $ 224,683  $ 347,477
                                                                             ============  ===========  =========  =========

  The accompanying notes are an integral part of these financial statements.

                                                                                PIMCO STOCKSPLUS
 FIDELITY EQUITY INCOME      PIMCO HIGH YIELD         PIMCO LOW DURATION        GROWTH AND INCOME
      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------  ------------------------  ------------------------  ----------------------
    2006        2005         2006         2005         2006         2005        2006        2005
-----------  ----------  -----------  -----------  -----------  -----------  ----------  ----------
$   134,443  $      784  $   863,011  $   392,133  $   266,483  $   137,965  $   49,459  $   11,798
  1,529,181     699,133      255,170       35,062      (33,431)      34,709      36,393      25,203
   (168,505)   (346,789)     119,847     (119,198)       1,182     (226,130)     96,200      (6,904)
-----------  ----------  -----------  -----------  -----------  -----------  ----------  ----------
  1,495,119     353,128    1,238,028      307,997      234,234      (53,456)    182,052      30,097
-----------  ----------  -----------  -----------  -----------  -----------  ----------  ----------
    136,465     431,496    2,347,587    2,050,058       17,400      321,501       5,176      13,271
    130,922    (213,628)    (171,562)   5,637,030     (301,757)    (937,057)    (58,760)   (107,847)
 (1,471,240)   (777,947)    (808,796)    (309,580)    (615,942)    (591,599)   (100,383)    (87,078)
    (23,849)    (22,165)     (51,040)     (21,331)     (31,100)     (32,372)     (3,692)     (3,729)
-----------  ----------  -----------  -----------  -----------  -----------  ----------  ----------
 (1,227,702)   (582,244)   1,316,189    7,356,177     (931,399)  (1,239,527)   (156,353)   (185,383)
-----------  ----------  -----------  -----------  -----------  -----------  ----------  ----------
    267,417    (229,116)   2,554,217    7,664,174     (697,165)  (1,292,983)     24,393    (155,286)
  8,889,375   9,118,491   11,879,844    4,215,670   10,399,997   11,692,980   1,430,485   1,585,771
-----------  ----------  -----------  -----------  -----------  -----------  ----------  ----------
$ 9,156,792  $8,889,375  $14,434,061  $11,879,844  $ 9,702,832  $10,399,997  $1,454,878  $1,430,485
===========  ==========  ===========  ===========  ===========  ===========  ==========  ==========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                                                       AMERICAN FUNDS
                                                                              PIMCO TOTAL RETURN BOND  GLOBAL GROWTH
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------------  --------------
                                                                                 2006         2005        2006 (E)
                                                                             -----------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   758,980  $   584,508     $   (138)
  Net realized gain (loss) on investments...................................     226,273      848,985           --
  Change in unrealized appreciation (depreciation) of investments...........    (425,395)  (1,112,817)       3,336
                                                                             -----------  -----------     --------
  Net increase (decrease) in net assets resulting from operations...........     559,858      320,676        3,198
                                                                             -----------  -----------     --------
From capital transactions:
  Payments received from contract owners....................................      36,405        9,119       87,400
  Transfers between Sub-Accounts (including fixed account), net.............  (1,623,350)  (3,680,889)     234,855
  Transfers for contract benefits and terminations..........................  (4,074,652)  (2,803,073)         (34)
  Contract maintenance charges..............................................     (44,580)     (52,938)         (76)
                                                                             -----------  -----------     --------
  Net increase (decrease) in net assets resulting from capital transactions.  (5,706,177)  (6,527,781)     322,145
                                                                             -----------  -----------     --------
NET CHANGE IN NET ASSETS....................................................  (5,146,319)  (6,207,105)     325,343
NET ASSETS - BEGINNING OF PERIOD............................................  28,433,489   34,640,594           --
                                                                             -----------  -----------     --------
NET ASSETS - END OF PERIOD.................................................. $23,287,170  $28,433,489     $325,343
                                                                             ===========  ===========     ========

--------
(e) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2006

1.  BUSINESS

MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company ("MLI"), was established by the Board of Directors of MLI on February 24, 1987 to support MLI's operations with respect to certain variable annuity contracts ("Contracts"). MLI is an independent wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The separate account was registered as a unit investment trust on June 11, 1987 under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual separate account for financial reporting purposes. Each Sub-account invests its assets exclusively in shares of corresponding portfolios, series or funds (with the same name) within the Met Investors Fund, Russell Fund, AIM Fund, DWS Fund, MFS Fund, Metropolitan Fund, Putnam Fund, Templeton Fund, Fidelity Fund , PIMCO Fund and American Fund (collectively, the "Funds"). For convenience, the portfolios, series, and funds are referred to as "portfolios".

The assets of the Separate Account are registered in the name of MLI. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLI's other assets and liabilities. The portion of the Separate Account's assets attributable to the Contracts is not chargeable with liabilities arising out of any other business MLI may conduct.

The following Sub-Accounts were available for investment as of December 31, 2006:

             Lord Abbett Growth &       Russell Aggressive Equity
              Income Sub-Account*       Sub-Account
             Lord Abbett Bond           Russell Non-U.S.
              Debenture Sub-Account*    Sub-Account
             Van Kampen Mid-Cap Growth  Russell Core Bond
              Sub-Account*              Sub-Account
             Lord Abbett Mid-Cap Value  Russell Real Estate
              Sub-Account*              Securities Sub-Account
             Lord Abbett America's      AIM V.I. Capital
              Value Sub-Account         Appreciation Sub-Account
             Met/Putnam Capital
              Opportunities             AIM V.I. International
              Sub-Account*              Growth Sub-Account
             Oppenheimer Capital        DWS Small Cap Growth
              Appreciation Sub-Account* Sub-Account
             PIMCO Inflation Protected  DWS Government & Agency
              Bond Sub-Account          Securities Sub-Account
             Legg Mason Aggressive      Investors Trust
              Growth Sub-Account*       Sub-Account
             PIMCO Total Return         Davis Venture Value
              Sub-Account*              Sub-Account*
             RCM Global Technology      Harris Oakmark Focused
              Sub-Account               Value Sub-Account
             T. Rowe Price Mid Cap      Jennison Growth
              Growth Sub-Account*       Sub-Account*
             MFS Research
              International             MFS Total Return
              Sub-Account*              Sub-Account*
             Met/AIM Small Cap Growth   Capital Guardian U.S.
              Sub-Account               Equity Sub-Account
             Lazard Mid Cap Sub-Account FI International Stock
                                        Sub-Account*
             Harris Oakmark             BlackRock Money Market
              International Sub-Account Sub-Account*
             Third Avenue Small Cap     MetLife Stock Index
              Value Sub-Account*        Sub-Account*
             Neuberger Berman Real      BlackRock Bond Income
              Estate Sub-Account*       Sub-Account*
             Turner Mid-Cap Growth      BlackRock Strategic Value
              Sub-Account               Sub-Account
             Goldman Sachs Mid-Cap      Franklin Templeton Small
              Value Sub-Account         Cap Sub-Account
             MetLife Defensive          Western Asset Management
              Strategy Sub-Account      Strategic Bond
                                        Opportunities Sub-Account*
             MetLife Moderate Strategy  Western Asset Management
              Sub-Account               U.S. Government
                                        Sub-Account
             MetLife Balanced Strategy  T. Rowe Price Small Cap
              Sub-Account               Growth Sub-Account*
             MetLife Growth Strategy    T. Rowe Price Large Cap
              Sub-Account               Growth Sub-Account*
             MetLife Aggressive         Oppenheimer Global Equity
              Strategy Sub-Account      Sub-Account
             Van Kampen ComStock        Putnam Growth and Income
              Sub-Account               Sub-Account*
             Cyclical Growth ETF
              Sub-Account               Putnam Vista Sub-Account*
             Cyclical Growth and        Putnam Equity Income Fund
              Income ETF Sub-Account    Sub-Account
             Legg Mason Value Equity    Templeton Growth
              Sub-Account               Securities Sub-Account*
             Met/AIM Cap Appreciation   Templeton Foreign
              Sub-Account               Securities Fund
                                        Sub-Account
             Pioneer Fund Sub-Account   Templeton Developing
                                        Markets Securities Fund
                                        Sub-Account*
             Pioneer Mid-Cap Value      Fidelity Growth
              Sub-Account               Opportunities Sub-Account
             Pioneer Strategic Income   Fidelity Equity Income
              Sub-Account               Sub-Account

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006



1.  BUSINESS -- (CONTINUED)

             MFS Emerging Markets       PIMCO High Yield
              Equity Sub-Account        Sub-Account
             Loomis Sayles Global       PIMCO Low Duration
              Markets Sub-Account       Sub-Account
             Strategic Growth and       PIMCO StockPLUS Growth &
              Income Sub-Account        Income Sub-Account
             Strategic Conservative     PIMCO Total Return Bond
              Growth Sub-Account        Sub-Account
             Strategic Growth           American Fund Global
              Sub-Account               Growth Sub-Account
             Russell Multi-Style
              Equity Sub-Account
 * These Sub-Accounts within the Separate Account invest in two or more share classes within the underlying portfolios of the funds that may assess 12b-1 fees.

The operations of the Sub-Accounts changed as follows during the years ended 2006 and 2005:

For the year ended December 31, 2006:

             NAME CHANGES:
             OLD NAME                   NEW NAME
             Salomon Brothers U.S.      Western Asset Management
              Government Sub-Account    U.S. Government
                                        Sub-Account
             Salomon Brothers
              Strategic Bond            Western Asset Management
              Opportunities Sub-Account Strategic Bond Sub-Account
             Scudder Government &
              Agency Securities         DWS Government & Agency
              Sub-Account               Securities Sub-Account
             Scudder Small Cap Growth   DWS Small Cap Growth
              Sub-Account               Sub-Account
             Janus Aggressive Growth    Legg Mason Aggressive
              Sub-Account               Growth Sub-Account
             Lord Abbett Growth         Van Kampen Mid-Cap Growth
              Opportunities Sub-Account Sub-Account

             MERGERS:
             OLD NAME                   NEW NAME
             MFS Investors Trust        Legg Mason Value Equity
              Portfolio                 Portfolio

             ADDITIONS:
             Loomis Sayles Global       Strategic Growth
              Markets Sub-Account       Sub-Account
             Met/AIM Capital
              Appreciation Sub-Account  Pioneer Fund Sub-Account
             MFS Emerging Markets       Pioneer Mid-Cap Value
              Equity Sub-Account        Sub-Account
             Strategic Growth and       Pioneer Strategic Income
              Income Sub-Account        Sub-Account
             Strategic Conservative     American Funds Global
              Growth Sub-Account        Growth Sub-Account

             SUBSTITUTIONS:
             OLD PORTFOLIO              NEW PORTFOLIO
             Fidelity VIP Growth        T. Rowe Price Large Cap
              Portfolio                 Growth Portfolio
             Fidelity Growth & Income   Lord Abbett Growth &
              Portfolio                 Income Portfolio

             For the year ended
             December 31, 2005:

             NAME CHANGES:
             OLD NAME                   NEW NAME
             Met/AIM Mid-Cap Core
              Sub-Account               Lazard Mid-Cap Sub-Account
             PIMCO Innovation           RCM Global Technology
              Sub-Account               Sub-Account
             State Street Research      BlackRock Money Market
              Money Market Sub-Account  Sub-Account
             State Street Research      BlackRock Bond Income
              Bond Income Sub-Account   Sub-Account
             State Street Research      BlackRock Strategic Value
              Aurora Sub-Account        Sub-Account

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


1.  BUSINESS -- (CONTINUED)

             ADDITIONS:
             Met/AIM Small-Cap Growth
              Sub-Account
             Third Avenue Small-Cap
              Value Sub-Account
             Nueberger Berman Real
              Estate Sub-Account
             Van Kampen ComStock
              Sub-Account
             Jennison Growth
              Sub-Account
             BlackRock Money Market
              Sub-Account
             MetLife Stock Index
              Sub-Account
             Salomon Brothers U.S.
              Government Sub-Account
             Oppenheimer Global Equity
              Sub-Account
             Cyclical Growth and
              Income Growth Sub-Account
             Cyclical Growth EFT
              Sub-Account
             Legg Mason Value Equity
              Sub-Account

2.  SIGNIFICANT ACCOUNTING POLICIES

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

    A. VALUATION OF INVESTMENTS

       Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments are valued utilizing the amortized cost method of valuation, which approximates fair value. Changes in fair values are recorded in the Statement of Operations.

    B. SECURITY TRANSACTIONS

       Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

    C. FEDERAL INCOME TAXES

       The operations of the Separate Account are included in the Federal income tax return of MLI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, MLI does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for Federal income taxes. MLI will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

    D. ESTIMATES

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

    E. PURCHASE PAYMENTS

       Purchase payments by MLI are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006



2.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

    F. ANNUITY PAYOUTS

       Net Assets allocated to Contracts in the payout period are computed according to the Annuity 2000 table or the 1983 Individual Mortality Table depending on the contract sold. The assumed investment return is
       3.0 percent, unless the annuitant elects otherwise, in which case the rate may be 4.0 percent. The mortality risk is fully borne by MLI and may result in additional amounts being transferred into the variable annuity account by MLI to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to MLI.

    G. RECLASSIFICATIONS

       In the prior year Statement of Operations, the Separate Account reported dividend income and realized gain distributions collectively as dividend income. The realized gain distributions have been reclassified and now appear as a separate line item in the Statement of Operations for all periods presented. In the prior year financial statements, the realized gain distributions were included in the calculations of the investment income ratios. These distributions were appropriately excluded from the current year calculations and prior year periods have been adjusted to conform to the current year presentation. These reclassifications had no effect on the net assets of the Sub-Accounts or unit values of the Contracts.

       In prior year financial statements, the Separate Account presented certain Sub-Accounts holding classes of shares of the same portfolio separately and reported them as multiple Sub-Accounts. In the current year financial statements, these Sub-Accounts have been combined and reported as one Sub-Account. The Sub-Accounts in the Statement of Operations and Statement of Changes in Net Assets for all prior periods have been reclassified and reported on a combined basis to conform with the current year's presentation. Combining these Sub-Accounts had no effect on the net assets of the Sub-Accounts or the unit value of the Contracts.

       Certain amounts in the prior year financial statements have been reclassified to conform with the amounts in the current year financial statements.

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

For the Contracts, MLI deducts a daily charge from the net assets of the Separate Account Sub-Accounts that ranges from an annual rate of 0.75% to an annual rate of 2.35%. This charge varies according to the product specifications. The mortality risks assumed by MLI arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal charge in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the Contracts and the Separate Account. These charges result in the reduction of unit values.

For Contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a Contract is purchased. However, if all or a portion of the contract value is withdrawn, MLI deducts a withdrawal charge from the contract value or payment to the contract owner. The withdrawal charge is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or on a declining scale, depending on the product. For certain Contracts, after the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a withdrawal charge. For certain other Contracts, after the first anniversary, the contract owner may withdraw up to 10% of the aggregate purchase payments each contract year, without incurring a withdrawal fee. During the first contract year, MLI currently does not assess the withdrawal charge on amounts withdrawn under the systematic withdrawal program. These charges result in the redemption of units.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


3.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

For Contracts with a sales charge, MLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and or a fixed account. The following table reflects the amount of the sales charge depending on the contract owner's investment at the time of the payment.

                                        SALES CHARGE AS A % OF
                  OWNER'S INVESTMENT    GROSS PURCHASE PAYMENT
                  ------------------    ----------------------
                  less than $50,000....          5.75%
                  $50,000--$99,999.99..          4.50%
                  $100,000--$249,999.99          3.50%
                  $250,000--$499,999.99          2.50%
                  $500,000--$999,999.99          2.00%
                  $1,000,000 or more...          1.00%

During the accumulation phase, MLI imposes an annual contract maintenance fee of $30 on Contracts with account values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is deducted pro rata from the Separate Account Sub-Accounts (and for some Contracts, the fixed account as well). The charge is taken from account value on a full withdrawal or on the annuity date if such annuity dates is other than the contract anniversary date. During the income phase, the charge is collected from each annuity payment, regardless of contract size. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available Sub-Accounts and the fixed rate account. These charges result in the redemption of units.

After 12 transfers are made in a contract year, MLI may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. These charges result in the redemption of units.

Currently, MLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLI reserves the right to deduct premium taxes when incurred.

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006



4.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and the proceeds from sale of investments for the year ended December 31, 2006 were as follows:

                                                    PURCHASES      SALES
                                                   ------------ ------------
    Lord Abbett Growth & Income Sub-Account....... $134,046,436 $227,782,416
    Lord Abbett Bond Debenture Sub-Account........   25,187,589   50,711,570
    Van Kampen Mid-Cap Growth Sub-Account.........    6,800,198    7,443,024
    Lord Abbett Mid-Cap Value Sub-Account.........   44,138,214   53,494,674
    Lord Abbett America's Value Sub-Account.......   14,819,763    2,632,505
    Met/Putnam Capital Opportunities Sub-Account..    9,507,246   10,035,111
    Oppenheimer Capital Appreciation Sub-Account..   11,721,086   23,343,256
    PIMCO Inflation Protection Bond Sub-Account...    7,552,563   11,022,909
    Legg Mason Aggressive Growth Sub-Account......    9,150,596   25,306,003
    PIMCO Total Return Sub-Account................    3,100,676    7,918,512
    RCM Global Technology Sub-Account.............    1,631,177    3,280,358
    T. Rowe Price Mid Cap Growth Sub-Account......   14,858,308   31,960,620
    MFS Research International Sub-Account........   33,606,659   52,492,137
    Met/AIM Small Cap Growth Sub-Account..........   14,274,466   21,706,304
    Lazard Mid Cap Sub-Account....................    7,259,841    8,317,778
    Harris Oakmark International Sub-Account......   20,202,349   22,326,433
    Third Avenue Small Cap Value Sub-Account......   17,605,455   18,641,830
    Neuberger Berman Real Estate Sub-Account......   11,300,812   25,110,934
    Turner Mid-Cap Growth Sub-Account.............    1,793,549    2,356,658
    Goldman Sachs Mid-Cap Value Sub-Account.......   11,664,412    6,983,389
    MetLife Defensive Strategy Sub-Account........   40,579,091   21,079,586
    MetLife Moderate Strategy Sub-Account.........   79,354,847   15,101,554
    MetLife Balanced Strategy Sub-Account.........  181,811,334   11,323,792
    MetLife Growth Strategy Sub-Account...........  226,682,328   10,673,009
    MetLife Aggressive Strategy Sub-Account.......   25,536,762   29,478,255
    Van Kampen Comstock Sub-Account...............   44,011,938   10,088,875
    Cyclical Growth ETF Sub-Account...............   18,747,187    1,272,249
    Cyclical Growth and Income ETF Sub-Account....   21,764,980    1,863,720
    Legg Mason Value Equity Sub-Account...........   43,882,717    6,316,529
    Met/AIM Capital Appreciation Sub-Account (b)..      215,785      110,471
    Pioneer Fund Sub-Account (b)..................      362,353        1,860
    Pioneer Mid-Cap Value Sub-Account (b).........       76,490        3,611
    Pioneer Strategic Income Sub-Account (b)......      376,473        1,305
    MFS Emerging Markets Equity Sub-Account (b)...   11,088,636       89,946
    Loomis Sayles Global Markets Sub-Account (b)..      333,984        2,260
    Strategic Growth and Income Sub-Account (b)...   96,368,496        6,600
    Strategic Conservative Growth Sub-Account (b).  105,839,718       80,679
    Strategic Growth Sub-Account (b)..............   71,980,034           --
    Russell Multi-Style Equity Sub-Account........      471,493    8,815,172
    Russell Aggressive Equity Sub-Account.........      861,531    2,447,723
    Russell Non-US Sub-Account....................      638,352    4,141,184
    Russell Core Bond Sub-Account.................    1,232,282    5,070,791
    Russell Real Estate Securities Sub-Account....      505,376    1,200,911
    AIM V.I. Capital Appreciation Sub-Account.....      491,330    6,669,741
    AIM V.I. International Growth Sub-Account.....    5,696,596    6,766,015
    DWS Small Cap Value Sub-Account...............       26,460      319,409
    DWS Government & Agency Securities Sub-Account      103,334      521,879
    Investors Trust Sub-Account...................    3,331,431   41,376,925
    Davis Venture Value Sub-Account...............   26,960,810   43,354,634
    Harris Oakmark Focused Value Sub-Account......   11,724,367   13,658,510
    Jennison Growth Sub-Account...................   15,619,867   20,540,464
    MFS Investors Trust Sub-Account (a)...........      350,355    3,185,285
    MFS Total Return Sub-Account..................   17,104,078    2,999,321
    Capital Guardian U.S. Equity Sub-Account......   14,238,540   24,703,268

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006



4.  PURCHASES AND SALES OF INVESTMENTS -- (CONTINUED)

                                                                    PURCHASES        SALES
                                                                  -------------- --------------
FI International Stock Sub-Account............................... $    1,409,033 $    5,248,792
BlackRock Money Market Sub-Account...............................    114,260,254     80,792,751
MetLife Stock Index Sub-Account..................................     15,302,946     15,004,033
BlackRock Bond Income Sub-Account................................     17,504,024     12,868,262
BlackRock Strategic Value Sub-Account............................      1,235,306      2,159,554
Franklin Templeton Small Cap Sub-Account.........................     11,350,154     10,185,980
Western Asset Management Strategic Bond Opportunities Sub-Account      1,108,178      1,466,621
Western Asset Management U.S. Government Sub-Account.............      1,756,121        780,231
T. Rowe Price Small Cap Growth Sub-Account.......................      1,045,128      2,768,728
T. Rowe Price Large Cap Growth Sub-Account.......................     95,050,477    130,317,294
Oppenheimer Global Equity Sub-Account............................     10,891,836        460,435
Putnam Growth & Income Sub-Account...............................      1,774,204      5,160,299
Putnam Vista Sub-Account.........................................        259,025      1,688,116
Putnam Equity Income Sub-Account.................................     11,124,673        351,404
Templeton Growth Securities Sub-Account..........................      6,496,406      1,036,801
Templeton Foreign Securities Sub-Account.........................      7,611,299     21,306,800
Templeton Developing Markets Securities Sub-Account..............      2,948,455     19,041,229
Fidelity Growth Opportunities Sub-Account........................         12,625        143,372
Fidelity Growth & Income Sub-Account (b).........................         51,155      1,371,459
Fidelity Equity-Income Sub-Account...............................      2,344,165      2,357,116
PIMCO High Yield Sub-Account.....................................      8,405,002      6,225,754
PIMCO Low Duration Sub-Account...................................      1,399,182      2,064,079
PIMCO StocksPLUS Growth Sub-Account..............................        145,258        253,457
PIMCO Total Return Bond Sub-Account..............................     42,470,940     60,876,809
American Funds Global Growth Sub-Account (b).....................        322,015              8
                                                                  -------------- --------------
Total............................................................ $1,824,868,610 $1,290,061,339
                                                                  ============== ==============

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


5.  CHANGES IN OUTSTANDING UNITS

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                   LORD ABBETT    LORD ABBETT     VAN KAMPEN    LORD ABBETT
                                 GROWTH & INCOME BOND DEBENTURE MID-CAP GROWTH MID-CAP VALUE
                                   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 --------------- -------------- -------------- -------------
Outstanding at December 31, 2005   26,137,911      19,002,390      5,540,015    12,134,519
Activity during 2006:
  Issued........................    1,187,483       1,365,191        694,113     1,316,845
  Redeemed......................   (5,128,380)     (3,776,598)    (1,026,967)   (2,637,948)
                                   ----------      ----------     ----------    ----------
Outstanding at December 31, 2006   22,197,014      16,590,983      5,207,161    10,813,416
                                   ==========      ==========     ==========    ==========

Outstanding at December 31, 2004   29,905,303      18,478,641      5,887,183    11,567,876
Activity during 2005:
  Issued........................    1,971,038       5,465,023        690,884     2,174,308
  Redeemed......................   (5,738,430)     (4,941,274)    (1,038,052)   (1,607,665)
                                   ----------      ----------     ----------    ----------
Outstanding at December 31, 2005   26,137,911      19,002,390      5,540,015    12,134,519
                                   ==========      ==========     ==========    ==========

--------
(a) For the period from January 1, 2006 to April 30, 2006
(b) For the period from May 1, 2006 to December 31, 2006

  LORD ABBETT        MET/PUTNAM           OPPENHEIMER               PIMCO              LEGG MASON        PIMCO     RCM GLOBAL
AMERICA'S VALUE CAPITAL OPPORTUNITIES CAPITAL APPRECIATION INFLATION PROTECTED BOND AGGRESSIVE GROWTH TOTAL RETURN TECHNOLOGY
  SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
--------------- --------------------- -------------------- ------------------------ ----------------- ------------ -----------
   4,568,630          2,212,145            16,165,489              6,511,274           15,958,225      27,888,652   2,539,048
   1,311,892            267,836             2,979,206                838,475            1,065,575       5,644,119     571,231
    (616,278)          (563,060)           (3,988,212)            (1,455,823)          (3,582,181)     (7,399,747)   (879,110)
   ---------          ---------            ----------             ----------           ----------      ----------  ----------
   5,264,244          1,916,921            15,156,483              5,893,926           13,441,619      26,133,024   2,231,169
   =========          =========            ==========             ==========           ==========      ==========  ==========

   2,316,906          2,720,782            17,566,329              8,692,539           20,250,042      28,087,932   3,357,357
   2,706,934            102,131             5,020,924              1,430,837              827,233       5,436,076     618,001
    (455,210)          (610,768)           (6,421,764)            (3,612,102)          (5,119,050)     (5,635,356) (1,436,310)
   ---------          ---------            ----------             ----------           ----------      ----------  ----------
   4,568,630          2,212,145            16,165,489              6,511,274           15,958,225      27,888,652   2,539,048
   =========          =========            ==========             ==========           ==========      ==========  ==========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                    T. ROWE PRICE           MFS               MET/AIM        LAZARD
                                    MID CAP GROWTH RESEARCH INTERNATIONAL SMALL CAP GROWTH   MID CAP
                                     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
                                    -------------- ---------------------- ---------------- -----------
Outstanding at December 31, 2005...   15,203,506         15,507,023           7,550,815     2,227,684
Activity during 2006:
  Issued...........................    2,952,292          2,325,619             513,599       274,155
  Redeemed.........................   (5,252,031)        (4,474,845)         (2,080,301)     (495,073)
                                      ----------         ----------          ----------     ---------
  Outstanding at December 31, 2006.   12,903,767         13,357,797           5,984,113     2,006,766
                                      ==========         ==========          ==========     =========

Outstanding at December 31, 2004...   15,078,256         12,888,678           4,667,993     2,722,902
Activity during 2005:
  Issued...........................    3,587,693          6,445,633           5,239,356       316,790
  Redeemed.........................   (3,462,443)        (3,827,288)         (2,356,534)     (812,008)
                                      ----------         ----------          ----------     ---------
Outstanding at December 31, 2005...   15,203,506         15,507,023           7,550,815     2,227,684
                                      ==========         ==========          ==========     =========

--------
(a) For the period from January 1, 2006 to April 30, 2006
(b) For the period from May 1, 2006 to December 31, 2006

       HARRIS          THIRD AVENUE       NEUBERGER          TURNER     GOLDMAN SACHS      METLIFE            METLIFE
OAKMARK INTERNATIONAL SMALL CAP VALUE BERMAN REAL ESTATE MID-CAP GROWTH MID-CAP VALUE DEFENSIVE STRATEGY MODERATE STRATEGY
     SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
--------------------- --------------- ------------------ -------------- ------------- ------------------ -----------------
      6,295,353          5,920,257         4,868,446       1,029,884      2,181,767        6,322,085        21,366,533
      1,230,954          1,329,569           678,283         207,373      1,109,308        4,917,609         9,530,887
     (1,843,283)        (1,702,288)       (1,622,306)       (247,855)      (754,810)      (2,977,270)       (3,476,592)
     ----------         ----------        ----------       ---------     ----------       ----------        ----------
      5,683,024          5,547,538         3,924,423         989,402      2,536,265        8,262,424        27,420,828
     ==========         ==========        ==========       =========     ==========       ==========        ==========

      6,954,807          6,296,258         1,552,403       1,457,917      1,750,355        1,937,189        10,636,014
      2,133,841          1,859,814         4,639,543         176,946      1,446,820        6,176,030        12,583,988
     (2,793,295)        (2,235,815)       (1,323,500)       (604,979)    (1,015,408)      (1,791,134)       (1,853,469)
     ----------         ----------        ----------       ---------     ----------       ----------        ----------
      6,295,353          5,920,257         4,868,446       1,029,884      2,181,767        6,322,085        21,366,533
     ==========         ==========        ==========       =========     ==========       ==========        ==========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                      METLIFE          METLIFE           METLIFE       VAN KAMPEN
                                 BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY  COMSTOCK
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                 ----------------- --------------- ------------------- -----------
Outstanding at December 31, 2005    59,266,853       58,883,485        12,099,254       3,599,394
Activity during 2006:
  Issued........................    24,230,743       26,068,145         3,061,704       4,851,096
  Redeemed......................    (8,603,507)      (7,300,295)       (3,256,467)     (1,653,821)
                                    ----------       ----------        ----------      ----------
Outstanding at December 31, 2006    74,894,089       77,651,335        11,904,491       6,796,669
                                    ==========       ==========        ==========      ==========

Outstanding at December 31, 2004    31,037,036       31,746,255         7,251,678              --
Activity during 2005:
  Issued........................    33,564,036       31,349,216         6,684,656       3,775,162
  Redeemed......................    (5,334,219)      (4,211,986)       (1,837,080)       (175,768)
                                    ----------       ----------        ----------      ----------
Outstanding at December 31, 2005    59,266,853       58,883,485        12,099,254       3,599,394
                                    ==========       ==========        ==========      ==========

--------
(a) For the period from January 1, 2006 to April 30, 2006
(b) For the period from May 1, 2006 to December 31, 2006

 CYCLICAL   CYCLICAL GROWTH  LEGG MASON        MET/AIM            PIONEER         PIONEER         PIONEER
GROWTH ETF  AND INCOME ETF  VALUE EQUITY CAPITAL APPRECIATION      FUND        MID CAP VALUE  STRATEGIC INCOME
SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (B)    SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B)
----------- --------------- ------------ -------------------- --------------- --------------- ----------------
   820,546       405,183        31,606              --                --              --               --
 1,806,891     2,151,507     4,271,650          14,880            18,242           6,586           18,490
  (184,332)     (264,094)     (698,560)         (8,145)             (203)           (324)             (55)
 ---------     ---------     ---------          ------            ------           -----           ------
 2,443,105     2,292,596     3,604,696           6,735            18,039           6,262           18,435
 =========     =========     =========          ======            ======           =====           ======

        --            --            --              --                --              --               --
   825,398       409,825        31,606              --                --              --               --
    (4,852)       (4,642)           --              --                --              --               --
 ---------     ---------     ---------          ------            ------           -----           ------
   820,546       405,183        31,606              --                --              --               --
 =========     =========     =========          ======            ======           =====           ======

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                  MFS EMERGING    LOOMIS SAYLES      STRATEGIC          STRATEGIC
                                 MARKETS EQUITY  GLOBAL MARKETS  GROWTH AND INCOME CONSERVATIVE GROWTH
                                 SUB-ACCOUNT (B) SUB-ACCOUNT (B)  SUB-ACCOUNT (B)    SUB-ACCOUNT (B)
                                 --------------- --------------- ----------------- -------------------
Outstanding at December 31, 2005           --            --                 --                 --
Activity during 2006:
  Issued........................    1,177,672        35,269          9,568,746         10,454,798
  Redeemed......................      (14,193)          (36)          (100,215)           (69,053)
                                    ---------        ------          ---------         ----------
Outstanding at December 31, 2006    1,163,479        35,233          9,468,531         10,385,745
                                    =========        ======          =========         ==========

Outstanding at December 31, 2004           --            --                 --                 --
Activity during 2005:
  Issued........................           --            --                 --                 --
  Redeemed......................           --            --                 --                 --
                                    ---------        ------          ---------         ----------
Outstanding at December 31, 2005           --            --                 --                 --
                                    =========        ======          =========         ==========

--------
(a) For the period from January 1, 2006 to April 30, 2006
(b) For the period from May 1, 2006 to December 31, 2006


   STRATEGIC         RUSSELL            RUSSELL        RUSSELL     RUSSELL     RUSSELL REAL          AIM V.I.
    GROWTH      MULTI-STYLE EQUITY AGGRESSIVE EQUITY  NON-U.S.    CORE BOND  ESTATE SECURITIES CAPITAL APPRECIATION
SUB-ACCOUNT (B)    SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
--------------- ------------------ ----------------- ----------- ----------- ----------------- --------------------
          --         2,495,854          502,797         901,452   1,392,616       125,482           2,204,039
   7,061,619            50,439           15,113          14,815      60,639         7,795              39,172
     (56,336)         (716,570)        (168,722)       (259,840)   (373,981)      (39,843)           (536,259)
   ---------        ----------         --------       ---------   ---------       -------           ---------
   7,005,283         1,829,723          349,188         656,427   1,079,274        93,434           1,706,952
   =========        ==========         ========       =========   =========       =======           =========

          --         3,502,648          691,249       1,261,708   1,719,866       167,353           2,771,084
          --            49,868           12,047          30,269      61,356         8,969              93,586
          --        (1,056,662)        (200,499)       (390,525)   (388,606)      (50,840)           (660,631)
   ---------        ----------         --------       ---------   ---------       -------           ---------
          --         2,495,854          502,797         901,452   1,392,616       125,482           2,204,039
   =========        ==========         ========       =========   =========       =======           =========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                       AIM V.I.             DWS          DWS GOVERNMENT
                                 INTERNATIONAL GROWTH SMALL CAP GROWTH & AGENCY SECURITIES INVESTORS TRUST
                                     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                 -------------------- ---------------- ------------------- ---------------
Outstanding at December 31, 2005        894,527           168,675            128,534          1,147,380
Activity during 2006:
  Issued........................        406,284             3,974              4,462             45,439
  Redeemed......................       (445,418)          (31,933)           (38,218)          (275,160)
                                       --------           -------            -------         ----------
Outstanding at December 31, 2006        855,393           140,716             94,778            917,659
                                       ========           =======            =======         ==========

Outstanding at December 31, 2004        511,893           212,686            166,555          3,141,423
Activity during 2005:
  Issued........................        589,860            20,866              8,262             76,658
  Redeemed......................       (207,226)          (64,877)           (46,283)        (2,070,701)
                                       --------           -------            -------         ----------
Outstanding at December 31, 2005        894,527           168,675            128,534          1,147,380
                                       ========           =======            =======         ==========

--------
(a) For the period from January 1, 2006 to April 30, 2006
(b) For the period from May 1, 2006 to December 31, 2006


    DAVIS     HARRIS OAKMARK  JENNISON         MFS           MFS      CAPITAL GUARDIAN         FL
VENTURE VALUE FOCUSED VALUE    GROWTH    INVESTORS TRUST TOTAL RETURN   U.S. EQUITY    INTERNATIONAL STOCK
 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT (A) SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
------------- -------------- ----------- --------------- ------------ ---------------- -------------------
 23,065,635      5,521,791    7,810,159     3,433,883     3,290,732      14,034,690          837,397
  3,988,581        653,346    2,357,896        39,555       667,547       1,631,784           93,049
 (5,341,514)    (1,195,532)  (2,666,488)   (3,473,438)     (421,267)     (2,586,207)        (298,018)
 ----------     ----------   ----------    ----------     ---------      ----------         --------
 21,712,702      4,979,605    7,501,567            --     3,537,012      13,080,267          632,428
 ==========     ==========   ==========    ==========     =========      ==========         ========

 22,830,671      6,638,629    7,626,777     3,908,131     2,647,889      14,592,382          930,015
  5,543,019        876,905    2,648,370       122,921     1,075,496       2,401,753           80,161
 (5,308,055)    (1,993,743)  (2,464,988)     (597,169)     (432,653)     (2,959,445)        (172,779)
 ----------     ----------   ----------    ----------     ---------      ----------         --------
 23,065,635      5,521,791    7,810,159     3,433,883     3,290,732      14,034,690          837,397
 ==========     ==========   ==========    ==========     =========      ==========         ========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                  BLACKROCK     METLIFE    BLACKROCK     BLACKROCK
                                 MONEY MARKET STOCK INDEX BOND INCOME STRATEGIC VALUE
                                 SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                 ------------ ----------- ----------- ---------------
Outstanding at December 31, 2005   5,790,856   3,159,767    700,921       222,081
Activity during 2006:
  Issued........................  17,559,482   1,308,220    434,070        30,155
  Redeemed...................... (14,464,900) (1,417,402)  (362,644)     (110,869)
                                 -----------  ----------   --------      --------
Outstanding at December 31, 2006   8,885,438   3,050,585    772,347       141,367
                                 ===========  ==========   ========      ========

Outstanding at December 31, 2004   2,068,250   3,058,217    253,118       276,925
Activity during 2005:
  Issued........................  11,807,420     956,412    529,584        58,590
  Redeemed......................  (8,084,814)   (854,862)   (81,781)     (113,434)
                                 -----------  ----------   --------      --------
Outstanding at December 31, 2005   5,790,856   3,159,767    700,921       222,081
                                 ===========  ==========   ========      ========

--------
(a) For the period from January 1, 2006 to April 30, 2006
(b) For the period from May 1, 2006 to December 31, 2006

FRANKLIN TEMPLETON   WESTERN ASSET MANAGEMENT   WESTERN ASSET MANAGEMENT  T. ROWE PRICE    T. ROWE PRICE    OPPENHEIMER
 SMALL-CAP GROWTH  STRATEGIC BOND OPPORTUNITIES     U.S. GOVERNMENT      SMALL-CAP GROWTH LARGE-CAP GROWTH GLOBAL EQUITY
   SUB-ACCOUNT             SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
------------------ ---------------------------- ------------------------ ---------------- ---------------- -------------
     1,835,415               329,226                      4,435               851,662         4,655,618       305,962
     1,226,647                47,489                    119,291                98,265         7,586,549       653,823
    (1,147,970)              (77,913)                   (54,006)             (203,464)       (4,109,219)     (102,138)
    ----------               -------                    -------              --------        ----------      --------
     1,914,092               298,802                     69,720               746,463         8,132,948       857,647
    ==========               =======                    =======              ========        ==========      ========

       173,767               335,209                         --               912,167         3,763,068            --
     1,838,685                81,003                      6,454               155,447         1,486,178       317,086
      (177,037)              (86,986)                    (2,019)             (215,952)         (593,628)      (11,124)
    ----------               -------                    -------              --------        ----------      --------
     1,835,415               329,226                      4,435               851,662         4,655,618       305,962
    ==========               =======                    =======              ========        ==========      ========

     PUTNAM
GROWTH AND INCOME
   SUB-ACCOUNT
-----------------
    1,598,305
       60,122
     (368,555)
    ---------
    1,289,872
    =========

    1,842,883
      133,444
     (378,022)
    ---------
    1,598,305
    =========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                   PUTNAM       PUTNAM         TEMPLETON         TEMPLETON
                                    VISTA    EQUITY INCOME GROWTH SECURITIES FOREIGN SECURITIES
                                 SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                 ----------- ------------- ----------------- ------------------
Outstanding at December 31, 2005   475,451     1,760,798        263,350           5,193,955
Activity during 2006:
  Issued........................    29,096       873,100        364,060             705,865
  Redeemed......................  (129,979)     (206,199)       (66,880)         (1,670,622)
                                  --------     ---------        -------          ----------
Outstanding at December 31, 2006   374,568     2,427,699        560,530           4,229,198
                                  ========     =========        =======          ==========

Outstanding at December 31, 2004   566,204       869,958        326,660           4,880,998
Activity during 2005:
  Issued........................    56,365     1,067,071         11,121           1,042,667
  Redeemed......................  (147,118)     (176,231)       (74,431)           (729,710)
                                  --------     ---------        -------          ----------
Outstanding at December 31, 2005   475,451     1,760,798        263,350           5,193,955
                                  ========     =========        =======          ==========

--------
(a) For the period from January 1, 2006 to April 30, 2006
(b) For the period from May 1, 2006 to December 31, 2006

TEMPLETON DEVELOPING       FIDELITY         FIDELITY       PIMCO       PIMCO     PIMCO STOCKSPLUS    PIMCO
 MARKETS SECURITIES  GROWTH OPPORTUNITIES EQUITY INCOME HIGH YIELD  LOW DURATION GROWTH & INCOME  TOTAL RETURN
    SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-------------------- -------------------- ------------- ----------- ------------ ---------------- ------------
      3,488,075             37,228           639,119       910,444     863,341       154,607       2,134,374
        470,215              1,296            84,408       667,768     110,966        10,434         231,678
     (1,329,041)           (15,376)         (174,375)     (550,244)   (187,954)      (26,846)       (657,723)
     ----------            -------          --------     ---------    --------       -------       ---------
      2,629,249             23,148           549,152     1,027,968     786,353       138,195       1,708,329
     ==========            =======          ========     =========    ========       =======       =========

      3,465,025             52,541           703,824       332,838     966,209       176,526       2,624,882
        724,491              1,079           107,161       659,881     159,373         7,434         144,779
       (701,441)           (16,392)         (171,866)      (82,275)   (262,241)      (29,353)       (635,287)
     ----------            -------          --------     ---------    --------       -------       ---------
      3,488,075             37,228           639,119       910,444     863,341       154,607       2,134,374
     ==========            =======          ========     =========    ========       =======       =========

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGES IN OUTSTANDING UNITS -- (CONCLUDED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                 AMERICAN FUNDS
                                                  GLOBAL GROWTH
                                                 SUB-ACCOUNT (B)
                                                 ---------------
                Outstanding at December 31, 2005         --
                Activity during 2006:
                  Issued........................     12,197
                  Redeemed......................        (11)
                                                     ------
                Outstanding at December 31, 2006     12,186
                                                     ======

                Outstanding at December 31, 2004         --
                Activity during 2005:
                  Issued........................         --
                  Redeemed......................         --
                                                     ------
                Outstanding at December 31, 2005         --
                                                     ======

--------
(a) For the period from January 1, 2006 to April 30, 2006
(b) For the period from May 1, 2006 to December 31, 2006

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


6.  UNIT VALUES

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                   LORD ABBETT       LORD ABBETT       VAN KAMPEN
                                                 GROWTH & INCOME    BOND DEBENTURE   MID-CAP GROWTH
                                                   SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                                ------------------ ---------------- -----------------
2006
Units..........................................         22,197,014       16,590,983         5,207,161
Unit Fair Value, Lowest to Highest (1).........   $16.65 to $62.97 $13.37 to $19.63  $10.44 to $11.26
Net Assets.....................................     $1,254,313,868     $307,972,386       $56,740,449
Investment Income Ratio to Net Assets (2)......              1.73%            6.82%             0.00%
Expenses as a Percent of Average Net Assets (3)       2.35%, 0.75%     2.35%, 0.75%      1.90%, 0.75%
Total Return, Lowest to Highest (4)............   15.06% to 16.91%   6.62% to 8.33%    6.34% to 7.56%
2005
Units..........................................         26,137,911       19,002,390                --
Unit Fair Value, Lowest to Highest (1).........   $12.48 to $52.55 $12.42 to $18.12               $--
Net Assets.....................................     $1,266,968,938     $327,280,969               $--
Investment Income Ratio to Net Assets (2)......              0.94%            0.00%                --
Expenses as a Percent of Average Net Assets (3)       2.35%, 0.75%     2.35%, 0.75%                --
Total Return, Lowest to Highest (4)............     1.00% to 2.62%  -0.86% to 0.74%                --
2004
Units..........................................         29,905,303       18,478,641                --
Unit Fair Value, Lowest to Highest (1).........   $11.76 to $52.34 $12.78 to $17.98               $--
Net Assets.....................................     $1,416,012,804     $317,240,246               $--
Investment Income Ratio to Net Assets (2)......              0.43%            2.98%                --
Expenses as a Percent of Average Net Assets (3)       2.35%, 0.75%     2.35%, 0.75%                --
Total Return, Lowest to Highest (4)............   10.02% to 11.80%   5.65% to 7.36%                --
2003
Units..........................................         28,329,579       20,138,758                --
Unit Fair Value, Lowest to Highest (1).........   $11.27 to $46.75 $11.49 to $16.75               $--
Net Assets.....................................     $1,205,120,382     $323,680,445               $--
Investment Income Ratio to Net Assets (2)......              1.00%            2.04%                --
Expenses as a Percent of Average Net Assets (3)       2.35%, 0.75%     2.35%, 0.75%                --
Total Return, Lowest to Highest (4)............    27.7% to 29.75% 16.39% to 18.27%                --
2002
Units..........................................         23,011,313       13,627,092         3,094,416
Unit Fair Value, Lowest to Highest (1).........    $9.24 to $34.84 $10.03 to $13.83    $4.97 to $7.48
Net Assets.....................................       $755,879,493     $186,531,611       $22,792,098
Investment Income Ratio to Net Assets (2)......              0.95%            8.34%             0.00%
Expenses as a Percent of Average Net Assets (3)       2.25%, 0.85%     2.10%, 0.85%      1.80%, 0.85%
Total Return, Lowest to Highest (4)............ -19.94% to -18.64% -2.64% to -1.41% -30.4% to -29.74%

(1) MLI sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Accounts from the underlying portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Accounts is affected by the timing of the declaration of dividends by the underlying portfolio in which the Sub-Accounts invest.
(3) These ratios represent the annualized Contract expenses of the Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

   LORD ABBETT      LORD ABBETT         MET/PUTNAM           OPPENHEIMER               PIMCO              LEGG MASON
  MID-CAP VALUE   AMERICA'S VALUE  CAPITAL OPPORTUNITIES CAPITAL APPRECIATION INFLATION PROTECTED BOND AGGRESSIVE GROWTH
   SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------- ---------------- --------------------- -------------------- ------------------------ ------------------
       10,813,416        5,264,244           1,916,921            15,156,483             5,893,926             13,441,619
 $26.44 to $29.45 $15.86 to $16.54     $9.59 to $20.65       $8.75 to $11.27      $10.72 to $11.14        $7.44 to $10.77
     $304,617,015      $86,156,780         $38,262,759          $142,383,044           $64,649,920           $108,846,059
            0.61%            1.83%               0.09%                 0.14%                 3.73%                  0.00%
     1.90%, 0.75%     1.90%, 0.75%        1.90%, 0.75%          2.35%, 0.75%          2.35%, 1.30%           2.35%, 1.30%
 10.07% to 11.34%  12.60% to 13.9%    12.47% to 13.77%        5.12% to 6.81%      -1.94% to -0.91%       -4.01% to -3.00%
       12,134,519        4,568,630           2,212,145            16,165,489             6,511,274             15,958,225
 $24.02 to $26.45 $14.08 to $14.52     $8.42 to $18.17        $8.31 to $10.6      $10.93 to $11.25         $7.74 to $11.1
     $308,454,585      $65,779,907         $39,237,602          $144,482,219           $72,384,448           $134,458,398
            0.50%            0.00%               0.26%                 0.02%                 0.00%                  0.00%
      1.9%, 0.75%      1.9%, 0.75%         1.9%, 0.75%          2.35%, 0.75%           2.35%, 1.3%            2.35%, 1.3%
   6.02% to 7.24%   to 2% to 3.17%      7.73% to 8.97%        2.29% to 3.93%       -0.96% to 0.08%       10.95% to 12.11%
       11,567,876        2,316,906           2,720,782            17,566,329             8,692,539             20,250,042
 $22.66 to $24.66 $13.81 to $14.07     $7.71 to $16.69       $8.12 to $10.24      $11.04 to $11.24         $6.97 to $9.89
     $275,539,168      $32,408,165         $44,580,546          $148,102,308           $96,965,591           $152,910,724
            3.16%            4.84%               0.00%                 7.09%                 4.57%                  0.00%
     1.90%, 0.75%     1.90%, 0.75%        1.90%, 0.75%          2.35%, 1.30%          2.35%, 1.30%           2.35%, 1.30%
 22.15% to 23.57% 15.51% to 16.85%     16.1% to 17.44%        3.93% to 5.03%         6.47% to 7.6%         5.92% to 7.04%
        9,083,775          448,416           3,308,161            15,380,749             7,706,190              8,421,303
 $18.55 to $19.96 $11.95 to $12.05     $6.56 to $14.22         $7.8 to $9.73      $10.37 to $10.44         $6.58 to $9.22
     $176,105,641       $5,384,408         $46,460,529          $121,535,657           $80,239,422            $56,084,564
            2.56%            7.51%               0.00%                 0.00%                 5.18%                  0.00%
     1.90%, 0.75%     1.90%, 0.75%        1.90%, 0.75%          2.35%, 0.75%          2.35%, 1.30%           2.35%, 1.30%
 23.51% to 24.94% 19.53% to 20.45%    25.87% to 27.32%      25.55% to 27.57%        3.57% to 4.24%       27.86% to 29.21%
        7,467,124               --           3,919,125             3,485,515                    --              1,738,230
 $15.03 to $15.71              $--     $5.14 to $11.18        $6.21 to $6.28                   $--         $5.14 to $5.20
     $116,492,135              $--         $43,360,519           $21,773,006                   $--             $8,985,725
            0.54%               --               0.08%                 0.01%                    --                  0.01%
     1.80%, 0.85%               --        1.80%, 0.85%          2.05%, 1.40%                    --           2.05%, 1.40%
-11.2% to -10.35%               --   -22.6% to -21.86%    -25.78% to -26.27%                    --     -28.84% to -29.30%

     PIMCO
  TOTAL RETURN
  SUB-ACCOUNT
----------------
      26,133,024
$12.00 to $13.17
    $327,612,133
           2.60%
    2.35%, 0.75%
  2.10% to 3.74%
      27,888,652
$11.74 to $12.68
    $339,140,105
           0.01%
    2.35%, 0.75%
 -0.12% to 1.49%
      28,087,932
$11.74 to $12.48
    $338,736,886
           6.52%
    2.35%, 0.75%
  2.54% to 4.19%
      16,389,544
$11.44 to $11.96
    $190,243,251
           2.83%
    2.35%, 0.75%
  1.88% to 3.53%
       6,145,156
$11.22 to $11.36
     $69,461,177
           0.00%
    2.05%, 1.40%
  7.77% to 7.08%

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                    RCM GLOBAL       T. ROWE PRICE MID     MFS RESEARCH
                                                    TECHNOLOGY          CAP GROWTH         INTERNATIONAL
                                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                ------------------- ------------------- -------------------
2006
Units..........................................           2,231,169          12,903,767          13,357,797
Unit Fair Value, Lowest to Highest (1).........      $4.71 to $4.95      $8.04 to $8.75    $15.31 to $23.06
Net Assets.....................................         $10,819,347        $107,929,919        $233,658,652
Investment Income Ratio to Net Assets (2)......               0.00%               0.00%               1.75%
Expenses as a Percent of Average Net Assets (3)        2.35%, 1.30%        2.35%, 0.75%        2.35%, 0.75%
Total Return, Lowest to Highest (4)............      2.91% to 3.99%      3.70% to 5.37%    23.63% to 25.62%
2005
Units..........................................           2,539,048          15,203,506          15,507,023
Unit Fair Value, Lowest to Highest (1).........      $4.58 to $4.76       $7.75 to $8.3    $12.37 to $18.32
Net Assets.....................................         $11,888,282        $121,624,335        $219,052,682
Investment Income Ratio to Net Assets (2)......               0.00%               0.00%               0.46%
Expenses as a Percent of Average Net Assets (3)         2.35%, 1.3%        2.35%, 0.85%        2.35%, 0.75%
Total Return, Lowest to Highest (4)............      8.44% to 9.59%    11.97% to 13.66%    13.73% to 15.55%
2004
Units..........................................           3,357,357          15,078,256          12,888,678
Unit Fair Value, Lowest to Highest (1).........      $4.22 to $4.35       $6.91 to $7.3    $10.87 to $15.82
Net Assets.....................................         $14,409,596        $106,863,377        $159,862,343
Investment Income Ratio to Net Assets (2)......               0.08%               0.00%               0.25%
Expenses as a Percent of Average Net Assets (3)        2.35%, 1.30%        2.35%, 0.75%        2.35%, 0.75%
Total Return, Lowest to Highest (4)............    -6.54% to -5.55%    15.08% to 16.94%    16.78% to 18.66%
2003
Units..........................................           1,767,899          11,428,214           7,636,043
Unit Fair Value, Lowest to Highest (1).........      $4.51 to $4.60      $6.00 to $6.24     $9.30 to $13.33
Net Assets.....................................          $8,065,893         $69,508,837         $86,352,331
Investment Income Ratio to Net Assets (2)......               0.00%               0.00%               0.62%
Expenses as a Percent of Average Net Assets (3)        2.35%, 1.30%        2.35%, 0.75%        2.35%, 0.75%
Total Return, Lowest to Highest (4)............    53.91% to 55.54%    33.47% to 35.62%    28.98% to 31.06%
2002
Units..........................................             610,838           2,558,021           1,580,897
Unit Fair Value, Lowest to Highest (1).........      $2.92 to $2.96      $4.49 to $4.56      $7.20 to $7.32
Net Assets.....................................          $1,797,261         $11,560,184         $11,458,592
Investment Income Ratio to Net Assets (2)......               0.00%               0.00%               0.28%
Expenses as a Percent of Average Net Assets (3)        2.25%, 1.40%        2.25%, 0.85%        2.25%, 0.85%
Total Return, Lowest to Highest (4)............ -51.42% to  -51.83% -45.29% to  -44.51% -12.55% to  -13.77%

(1) MLI sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Accounts from the underlying portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Accounts is affected by the timing of the declaration of dividends by the underlying portfolio in which the Sub-Accounts invest.
(3) These ratios represent the annualized Contract expenses of the Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

     MET/AIM              LAZARD          HARRIS OAKMARK       THIRD AVENUE         NEUBERGER           TURNER
 SMALL CAP GROWTH         MID CAP         INTERNATIONAL       SMALL CAP VALUE   BERMAN REAL ESTATE  MID-CAP GROWTH
   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
------------------- ------------------- ------------------- ------------------- ------------------ ----------------
          5,984,113           2,006,766           5,683,024           5,547,538         3,924,423           989,402
    $8.37 to $14.69    $15.64 to $16.41    $19.13 to $20.07    $17.49 to $20.21  $18.97 to $28.41  $12.45 to $12.96
        $83,414,752         $32,320,745        $112,021,036         $99,987,762       $79,745,324       $12,526,407
              0.00%               0.31%               2.59%               0.45%             1.10%             0.00%
       2.35%, 1.30%        2.35%, 1.30%        2.35%, 1.30%        2.35%, 1.30%      2.35%, 1.00%      2.35%, 0.85%
   11.54% to 12.71%    12.02% to 13.20%    25.86% to 27.19%    10.51% to 11.67%  34.40% to 36.22%    3.61% to 5.18%
          7,550,815           2,227,684           6,295,353           5,920,257         4,868,446         1,029,884
    $7.45 to $13.04     $13.95 to $14.5    $15.18 to $15.78    $15.81 to $18.08  $14.11 to $20.89  $12.01 to $12.32
        $93,177,860         $31,807,254         $97,858,342         $95,982,000       $73,434,177       $12,503,351
              0.00%               0.06%               0.00%               0.00%             0.00%             0.00%
        2.35%, 1.3%         2.35%, 1.3%         2.35%, 1.3%         2.35%, 1.3%       2.35%, 1.3%       2.35%, 1.3%
     5.76% to 6.87%      5.56% to 6.67%    11.59% to 12.77%     12.8% to 13.99%  10.66% to 11.83%    8.78% to 9.92%
          4,667,993           2,722,902           6,954,807           6,296,258         1,552,403         1,457,917
    $11.85 to $12.2     $13.2 to $13.59    $13.59 to $13.99    $14.00 to $14.35  $12.75 to $12.87  $11.04 to $11.16
        $56,301,565         $36,591,722         $96,251,804         $89,472,332       $19,879,342       $16,169,474
              0.00%               0.00%               0.00%               2.06%             5.12%             0.00%
       2.35%, 1.30%        2.35%, 1.30%        2.35%, 1.30%        2.35%, 1.30%      2.35%, 1.30%      2.35%, 0.85%
     3.95% to 5.05%    11.74% to 12.92%    17.72% to 18.96%    23.56% to 24.87%  27.52% to 28.68%  10.44% to 11.56%
          3,833,712           3,736,086           6,077,658           6,229,319                --                --
    $7.16 to $11.61    $11.80 to $12.03    $11.53 to $11.76    $11.32 to $12.95               $--               $--
        $44,193,099         $44,638,929         $70,998,028         $71,162,799               $--               $--
              0.00%               1.56%               2.46%               1.71%                --                --
       2.35%, 1.30%        2.35%, 1.30%        2.35%, 1.30%        2.35%, 1.30%                --                --
   35.64% to 37.07%    23.25% to 24.55%    28.08% to 31.11%     38.14% to 39.6%                --                --
            521,347             653,527           1,063,308             873,499                --                --
     $8.74 to $8.83      $9.57 to $9.67      $8.38 to $8.47      $8.19 to $8.23               $--               $--
         $4,585,205          $6,291,708          $8,972,385          $7,174,755               $--               $--
              0.00%               0.02%               0.14%               0.38%                --                --
       2.25%, 1.40%        2.25%, 1.40%        2.25%, 1.40%        2.25%, 1.40%                --                --
-19.23% to  -19.92% -12.06% to  -12.80% -28.51% to  -29.12% -17.68% to  -18.14%                --                --

 GOLDMAN SACHS
 MID-CAP VALUE
  SUB-ACCOUNT
----------------
       2,536,265
$14.78 to $15.38
     $38,139,523
           0.00%
    2.35%, 0.85%
13.01% to 14.71%
       2,181,767
$13.08 to $13.41
     $28,841,121
           0.72%
     2.35%, 1.3%
 9.93% to 11.09%
       1,750,355
 $11.9 to $12.02
     $20,909,564
           1.57%
    2.35%, 0.85%
18.96% to 20.16%
              --
             $--
             $--
              --
              --
              --
              --
             $--
             $--
              --
              --
              --

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                     METLIFE            METLIFE           METLIFE
                                                DEFENSIVE STRATEGY MODERATE STRATEGY BALANCED STRATEGY
                                                   SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                ------------------ ----------------- -----------------
2006
Units..........................................         8,262,424        27,420,828        74,894,089
Unit Fair Value, Lowest to Highest (1).........  $10.93 to $11.32  $11.37 to $11.77  $11.88 to $12.30
Net Assets.....................................       $91,508,405      $315,943,046      $902,216,343
Investment Income Ratio to Net Assets (2)......             0.01%             0.01%             0.01%
Expenses as a Percent of Average Net Assets (3)      2.35%, 0.75%      2.35%, 0.75%      2.35%, 0.75%
Total Return, Lowest to Highest (4)............    6.11% to 7.82%    7.68% to 9.41%   9.38% to 11.14%
2005
Units..........................................         6,322,085        21,366,533        59,266,853
Unit Fair Value, Lowest to Highest (1).........   $10.3 to $10.43  $10.56 to $10.69  $10.86 to $10.99
Net Assets.....................................       $65,586,282      $227,166,091      $648,361,282
Investment Income Ratio to Net Assets (2)......             1.03%             1.28%             1.20%
Expenses as a Percent of Average Net Assets (3)       2.35%, 1.3%       2.35%, 1.3%       2.35%, 1.3%
Total Return, Lowest to Highest (4)............    2.06% to 3.13%    3.36% to 4.45%    4.64% to 5.74%
2004
Units..........................................         1,937,189        10,636,014        31,037,036
Unit Fair Value, Lowest to Highest (1).........   $10.1 to $10.11  $10.22 to $10.23  $10.38 to $10.40
Net Assets.....................................       $19,576,879      $108,759,780      $322,474,174
Investment Income Ratio to Net Assets (2)......             8.88%             6.77%             5.05%
Expenses as a Percent of Average Net Assets (3)      2.35%, 1.30%      2.35%, 1.30%      2.35%, 1.30%
Total Return, Lowest to Highest (4)............    0.96% to 1.13%    2.16% to 2.33%     3.8% to 3.97%
2003
Units..........................................                --                --                --
Unit Fair Value, Lowest to Highest (1).........               $--               $--               $--
Net Assets.....................................               $--               $--               $--
Investment Income Ratio to Net Assets (2)......                --                --                --
Expenses as a Percent of Average Net Assets (3)                --                --                --
Total Return, Lowest to Highest (4)............                --                --                --
2002
Units..........................................                --                --                --
Unit Fair Value, Lowest to Highest (1).........               $--               $--               $--
Net Assets.....................................               $--               $--               $--
Investment Income Ratio to Net Assets (2)......                --                --                --
Expenses as a Percent of Average Net Assets (3)                --                --                --
Total Return, Lowest to Highest (4)............                --                --                --

(1) MLI sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Accounts from the underlying portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Accounts is affected by the timing of the declaration of dividends by the underlying portfolio in which the Sub-Accounts invest.
(3) These ratios represent the annualized Contract expenses of the Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

    METLIFE            METLIFE         VAN KAMPEN        CYCLICAL            CYCLICAL           LEGG MASON
GROWTH STRATEGY  AGGRESSIVE STRATEGY    COMSTOCK        GROWTH ETF     GROWTH AND INCOME ETF   VALUE EQUITY
  SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
---------------- ------------------- ---------------- ---------------- --------------------- -----------------
      77,651,335        11,904,491          6,796,669        2,443,105          2,292,596            3,604,696
$12.53 to $12.97  $12.78 to $13.23   $11.80 to $12.12 $11.34 to $11.43   $11.09 to $11.17     $11.05 to $11.25
    $986,336,802      $154,159,455        $81,752,237      $27,884,955        $25,580,451          $40,209,812
           0.01%             0.01%              0.00%            1.53%              2.21%                0.00%
    2.35%, 0.75%      2.35%, 0.75%       2.35%, 0.75%     1.90%, 1.30%       1.90%, 1.30%         2.35%, 0.75%
10.96% to 12.75%  11.02% to 12.80%   13.36% to 15.19% 11.71% to 12.38%    9.63% to 10.29%       4.11% to 5.79%
      58,883,485        12,099,254          3,599,394          820,546            405,183               31,606
$11.29 to $11.43  $11.51 to $11.65   $10.41 to $10.52 $10.16 to $10.17   $10.12 to $10.13     $10.61 to $10.63
    $669,542,343      $140,266,322        $37,740,754       $8,343,251         $4,104,208             $335,617
           1.12%             0.87%              2.41%            3.11%              2.73%                0.00%
     2.35%, 1.3%       2.35%, 1.3%        2.2%, 0.75%      1.65%, 1.3%         1.9%, 1.3%          1.9%, 1.55%
   6.6% to 7.72%    7.82% to 8.96%     4.22% to 5.22%   1.62% to 1.71%     1.17% to 1.33%    -1.35% to  -1.34%
      31,746,255         7,251,678                 --               --                 --                   --
$10.59 to $10.61  $10.68 to $10.69                $--              $--                $--                  $--
    $336,536,558       $77,491,222                $--              $--                $--                  $--
           3.18%             1.17%                 --               --                 --                   --
    2.35%, 1.30%      2.35%, 1.30%                 --               --                 --                   --
   5.9% to 6.08%    6.75% to 6.93%                 --               --                 --                   --
              --                --                 --               --                 --                   --
             $--               $--                $--              $--                $--                  $--
             $--               $--                $--              $--                $--                  $--
              --                --                 --               --                 --                   --
              --                --                 --               --                 --                   --
              --                --                 --               --                 --                   --
              --                --                 --               --                 --                   --
             $--               $--                $--              $--                $--                  $--
             $--               $--                $--              $--                $--                  $--
              --                --                 --               --                 --                   --
              --                --                 --               --                 --                   --
              --                --                 --               --                 --                   --

      MET/AIM
CAPITAL APPRECIATION
  SUB-ACCOUNT (B)
--------------------
             6,735
  $13.96 to $14.94
           $99,153
             0.21%
      1.90%, 1.30%
    4.88% to 5.51%
                --
               $--
               $--
                --
                --
                --
                --
               $--
               $--
                --
                --
                --
                --
               $--
               $--
                --
                --
                --
                --
               $--
               $--
                --
                --
                --

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:


                                                    PIONEER          PIONEER          PIONEER
                                                     FUND         MID CAP VALUE   STRATEGIC INCOME
                                                SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)
                                                ---------------- ---------------- ----------------
2006
Units..........................................           18,039            6,262           18,435
Unit Fair Value, Lowest to Highest (1)......... $18.46 to $21.42 $11.97 to $12.21 $18.05 to $20.43
Net Assets.....................................         $374,110          $76,182         $363,745
Investment Income Ratio to Net Assets (2)......            0.00%            0.47%           12.02%
Expenses as a Percent of Average Net Assets (3)     1.90%, 0.75%     1.90%, 0.75%     1.90%, 0.75%
Total Return, Lowest to Highest (4)............ 13.75% to 15.06% 10.45% to 11.72%   4.31% to 5.51%
2005
Units..........................................               --               --               --
Unit Fair Value, Lowest to Highest (1).........              $--              $--              $--
Net Assets.....................................              $--              $--              $--
Investment Income Ratio to Net Assets (2)......               --               --               --
Expenses as a Percent of Average Net Assets (3)               --               --               --
Total Return, Lowest to Highest (4)............               --               --               --
2004
Units..........................................               --               --               --
Unit Fair Value, Lowest to Highest (1).........              $--              $--              $--
Net Assets.....................................              $--              $--              $--
Investment Income Ratio to Net Assets (2)......               --               --               --
Expenses as a Percent of Average Net Assets (3)               --               --               --
Total Return, Lowest to Highest (4)............               --               --               --
2003
Units..........................................               --               --               --
Unit Fair Value, Lowest to Highest (1).........              $--              $--              $--
Net Assets.....................................              $--              $--              $--
Investment Income Ratio to Net Assets (2)......               --               --               --
Expenses as a Percent of Average Net Assets (3)               --               --               --
Total Return, Lowest to Highest (4)............               --               --               --
2002
Units..........................................               --               --               --
Unit Fair Value, Lowest to Highest (1).........              $--              $--              $--
Net Assets.....................................              $--              $--              $--
Investment Income Ratio to Net Assets (2)......               --               --               --
Expenses as a Percent of Average Net Assets (3)               --               --               --
Total Return, Lowest to Highest (4)............               --               --               --

(1) MLI sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Accounts from the underlying portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Accounts is affected by the timing of the declaration of dividends by the underlying portfolio in which the Sub-Accounts invest.
(3) These ratios represent the annualized Contract expenses of the Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

 MFS EMERGING     LOOMIS SAYLES       STRATEGIC          STRATEGIC         STRATEGIC          RUSSELL            RUSSELL
MARKETS EQUITY   GLOBAL MARKETS   GROWTH AND INCOME CONSERVATIVE GROWTH     GROWTH       MULTI-STYLE EQUITY AGGRESSIVE EQUITY
SUB-ACCOUNT (B)  SUB-ACCOUNT (B)   SUB-ACCOUNT (B)    SUB-ACCOUNT (B)   SUB-ACCOUNT (B)     SUB-ACCOUNT        SUB-ACCOUNT
---------------- ---------------- ----------------- ------------------- ---------------- ------------------ -----------------
       1,163,479           35,233        9,468,531         10,385,745          7,005,283        1,829,723            349,188
$10.41 to $10.49 $10.27 to $10.35 $10.19 to $10.26   $10.23 to $10.33   $10.31 to $10.40           $13.16             $15.13
     $12,147,300         $363,073      $96,571,565       $106,307,471        $72,244,538      $24,075,386         $5,282,370
           2.49%            1.42%            0.15%              0.25%              0.23%            0.98%              0.17%
    2.35%, 1.30%     2.35%, 1.30%     1.90%, 0.85%       1.90%, 0.85%       1.90%, 0.85%            1.40%              1.40%
  4.12% to 4.86%   2.74% to 3.46%   1.93% to 2.08%      2.3% to 2.44%     3.07% to 3.22%           11.18%             13.20%
              --               --               --                 --                 --        2,495,854            502,797
             $--              $--              $--                $--                $--           $11.83             $13.36
             $--              $--              $--                $--                $--      $29,537,014         $6,719,215
              --               --               --                 --                 --            1.12%              0.17%
              --               --               --                 --                 --            1.40%              1.40%
              --               --               --                 --                 --            5.78%              4.89%
              --               --               --                 --                 --        3,502,648            691,249
             $--              $--              $--                $--                $--           $11.19             $12.74
             $--              $--              $--                $--                $--      $39,185,661         $8,807,286
              --               --               --                 --                 --            0.76%              3.49%
              --               --               --                 --                 --            1.40%              1.40%
              --               --               --                 --                 --   8.28% to 8.28%   13.13% to 13.13%
              --               --               --                 --                 --        4,207,248            855,054
             $--              $--              $--                $--                $--           $10.33             $11.26
             $--              $--              $--                $--                $--      $43,469,136         $9,629,644
              --               --               --                 --                 --            0.75%              0.10%
              --               --               --                 --                 --            1.40%              1.40%
              --               --               --                 --                 --           27.07%             43.58%
              --               --               --                 --                 --        4,582,713            968,192
             $--              $--              $--                $--                $--            $8.13              $7.84
             $--              $--              $--                $--                $--      $37,245,516         $7,588,538
              --               --               --                 --                 --            0.60%              0.00%
              --               --               --                 --                 --            1.40%              1.40%
              --               --               --                 --                 --          -24.26%            -20.18%

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:


                                                    RUSSELL         RUSSELL       RUSSELL REAL
                                                   NON-U.S.        CORE BOND    ESTATE SECURITIES
                                                  SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                                ---------------- -------------- -----------------
2006
Units..........................................          656,427      1,079,274           93,434
Unit Fair Value, Lowest to Highest (1).........           $17.35         $14.23           $34.42
Net Assets.....................................      $11,391,245    $15,354,316       $3,216,373
Investment Income Ratio to Net Assets (2)......            2.18%          4.38%            1.87%
Expenses as a Percent of Average Net Assets (3)            1.40%          1.40%            1.40%
Total Return, Lowest to Highest (4)............           21.93%          2.28%           33.96%
2005
Units..........................................          901,452      1,392,616          125,482
Unit Fair Value, Lowest to Highest (1).........           $14.23         $13.91           $25.70
Net Assets.....................................      $12,830,073    $19,370,351       $3,224,635
Investment Income Ratio to Net Assets (2)......            1.58%          3.51%            2.04%
Expenses as a Percent of Average Net Assets (3)            1.40%          1.40%            1.40%
Total Return, Lowest to Highest (4)............           12.11%          0.60%           11.39%
2004
Units..........................................        1,261,708      1,719,866          167,353
Unit Fair Value, Lowest to Highest (1).........           $12.70         $13.83           $23.07
Net Assets.....................................      $16,017,662    $23,779,833       $3,860,845
Investment Income Ratio to Net Assets (2)......            1.87%          4.13%            8.13%
Expenses as a Percent of Average Net Assets (3)            1.40%          1.40%            1.40%
Total Return, Lowest to Highest (4)............ 16.65% to 16.65% 3.21% to 3.21% 33.01% to 33.01%
2003
Units..........................................        1,617,799      2,133,352          197,639
Unit Fair Value, Lowest to Highest (1).........           $10.88         $13.40           $17.34
Net Assets.....................................      $17,606,468    $28,579,979       $3,428,028
Investment Income Ratio to Net Assets (2)......            2.61%          5.13%            5.25%
Expenses as a Percent of Average Net Assets (3)            1.40%          1.40%            1.40%
Total Return, Lowest to Highest (4)............           36.86%          4.68%           35.30%
2002
Units..........................................        1,815,696      2,637,246          204,428
Unit Fair Value, Lowest to Highest (1).........            $7.95         $12.80           $12.82
Net Assets.....................................      $14,436,845    $33,718,319       $2,620,181
Investment Income Ratio to Net Assets (2)......            1.51%          2.93%            5.16%
Expenses as a Percent of Average Net Assets (3)            1.40%          1.40%            1.40%
Total Return, Lowest to Highest (4)............          -16.33%          7.33%            2.36%

(1) MLI sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Accounts from the underlying portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Accounts is affected by the timing of the declaration of dividends by the underlying portfolio in which the Sub-Accounts invest.
(3) These ratios represent the annualized Contract expenses of the Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                                                     DWS
      AIM V.I              AIM V.I               DWS         GOVERNMENT & AGENCY                          DAVIS
CAPITAL APPRECIATION INTERNATIONAL GROWTH  SMALL CAP GROWTH      SECURITIES       INVESTORS TRUST     VENTURE VALUE
    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------- -------------------- ------------------ ------------------- ------------------ ------------------
         1,706,952               855,393             140,716            94,778              917,659         21,712,702
   $6.90 to $23.85      $11.69 to $26.70      $9.67 to $9.89  $13.67 to $13.98     $12.14 to $12.42   $13.94 to $41.15
       $20,480,112           $16,393,934          $1,390,556        $1,321,448          $11,310,194       $334,265,042
             0.05%                 1.06%               0.00%             4.15%                0.27%              0.71%
      1.90%, 0.85%          1.90%, 0.85%        1.80%, 1.40%      1.80%, 1.40%         1.80%, 1.40%       2.35%, 0.75%
    4.07% to 5.40%      25.48% to 27.15%      3.39% to 3.81%    2.31% to 2.72%     10.69% to 11.13%   11.76% to 13.55%
         2,204,039               894,527             168,675           128,534            1,147,380         23,065,635
   $6.54 to $22.78       $9.19 to $21.15      $9.35 to $9.53  $13.36 to $13.61     $10.96 to $11.17   $12.46 to $36.24
       $25,322,763           $13,361,653          $1,605,802        $1,745,552          $12,739,250       $307,539,950
             0.06%                 0.76%               0.00%             4.17%                0.67%              0.52%
       1.8%, 0.85%           1.9%, 0.85%          1.8%, 1.4%        1.8%, 1.4%           1.8%, 1.4%       2.35%, 0.75%
     6.9% to 7.92%      15.49% to 16.93%      5.17% to 5.59%     .75% to 1.15%       5.12% to 5.54%     7.59% to 9.32%
         2,771,084               511,893             212,686           166,555            3,141,423         22,830,671
   $6.06 to $21.25       $7.86 to $18.21      $8.89 to $9.02  $13.26 to $13.46     $10.43 to $10.68   $11.57 to $33.15
       $29,706,684            $6,219,932          $1,918,049        $2,237,156          $33,348,357       $274,155,409
             0.00%                 0.63%               0.00%             3.82%                0.57%              0.46%
      1.90%, 0.85%          1.90%, 0.85%        1.80%, 1.40%      1.80%, 1.40%         1.80%, 1.40%       2.35%, 0.75%
    4.33% to 5.72%      21.37% to 22.95%      9.04% to 9.48%     1.9% to 2.31%        9.14% to 9.8%     9.53% to 11.3%
         3,341,333               569,813             256,266           228,371            4,077,987         15,450,341
   $5.74 to $20.25       $6.39 to $14.91      $8.15 to $8.24  $13.01 to $13.15       $9.56 to $9.73   $10.56 to $29.78
       $34,170,813            $5,651,858          $2,111,377        $3,000,315          $39,474,799       $166,549,898
             0.00%                 0.52%               0.00%             4.84%                0.58%              0.24%
      1.90%, 0.85%          1.90%, 0.85%        1.80%, 1.40%      1.80%, 1.40%         1.80%, 1.40%       2.35%, 0.75%
  26.75% to 28.42%      26.18% to 27.97%    30.57% to 31.10%    0.43% to 0.84%     19.66% to 20.45%    27.7% to 29.76%
         3,903,744               655,447             249,283           311,697            4,226,401          4,471,021
    $4.47 to $8.33        $5.00 to $7.89      $6.24 to $6.29  $12.96 to $13.04       $7.99 to $8.07     $8.26 to $8.39
       $31,202,678            $5,074,641          $1,566,700        $4,062,899          $34,003,783        $37,182,400
             0.00%                 0.55%               0.00%             4.08%                0.52%              0.53%
      1.80%, 0.85%          1.80%, 0.85%        1.80%, 1.40%      1.80%, 1.40%         1.80%, 1.40%        2.25%, .85%
  -25.71% to  -25%    -17.18% to -16.39%  -34.39% to -34.65%    6.55% to 6.12%   -22.56% to -22.25% -17.26% to -18.41%

  HARRIS OAKMARK
     FOCUSED
   SUB-ACCOUNT
------------------
         4,979,605
  $17.28 to $18.16
       $88,607,294
             0.09%
      2.35%, 1.30%
   9.58% to 10.73%
         5,521,791
   $15.75 to $16.4
       $89,084,192
             0.00%
       2.35%, 1.3%
    7.17% to 8.29%
         6,638,629
  $14.68 to $15.14
       $99,304,225
             1.21%
      2.35%, 1.30%
     7.1% to 8.23%
         7,973,293
  $13.70 to $13.99
      $110,603,910
             0.05%
      2.35%, 1.30%
  29.26% to 30.62%
         2,218,864
  $10.59 to $10.71
       $23,633,258
             0.10%
      2.25%, 1.40%
-10.33% to -11.09%

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                    JENNISON                                 MFS
                                                     GROWTH        MFS INVESTORS TRUST   TOTAL RETURN
                                                   SUB-ACCOUNT       SUB-ACCOUNT (A)     SUB-ACCOUNT
                                                ------------------ ------------------- ----------------
2006
Units..........................................          7,501,567                 --         3,537,012
Unit Fair Value, Lowest to Highest (1).........    $4.96 to $13.84                $--  $12.63 to $50.86
Net Assets.....................................        $84,084,948                $--       $83,918,502
Investment Income Ratio to Net Assets (2)......              0.00%              0.38%             3.25%
Expenses as a Percent of Average Net Assets (3)       2.35%, 0.75%              0.00%      1.90%, 0.75%
Total Return, Lowest to Highest (4)............     0.15% to 1.76%              0.00%   9.83% to 11.10%
2005
Units..........................................          7,810,159          3,433,883         3,290,732
Unit Fair Value, Lowest to Highest (1).........     $4.9 to $13.61    $8.69 to $11.71  $11.49 to $45.78
Net Assets.....................................        $86,296,723        $39,251,039       $65,221,333
Investment Income Ratio to Net Assets (2)......              0.00%              0.20%             1.44%
Expenses as a Percent of Average Net Assets (3)       2.35%, 0.75%        1.9%, 0.85%       1.9%, 0.75%
Total Return, Lowest to Highest (4)............   10.91% to 11.52%      4.9% to 6% to     .92% to 2.08%
2004
Units..........................................          7,626,777          3,908,131         2,647,889
Unit Fair Value, Lowest to Highest (1).........    $10.24 to $10.5    $8.29 to $11.05  $11.37 to $44.85
Net Assets.....................................        $79,365,969        $42,439,328       $40,836,250
Investment Income Ratio to Net Assets (2)......              0.01%              0.39%             3.02%
Expenses as a Percent of Average Net Assets (3)       2.35%, 1.30%       1.90%, 0.75%      1.90%, 0.75%
Total Return, Lowest to Highest (4)............      6.4% to 7.53%    9.07% to 10.34%    8.9% to 10.16%
2003
Units..........................................          6,208,252          4,446,377         1,645,037
Unit Fair Value, Lowest to Highest (1).........    $4.28 to $11.78    $7.60 to $10.02  $10.43 to $40.71
Net Assets.....................................        $60,266,190        $44,103,772       $19,115,194
Investment Income Ratio to Net Assets (2)......              0.15%              0.21%             1.11%
Expenses as a Percent of Average Net Assets (3)       2.35%, 0.75%       1.90%, 0.75%      1.80%, 0.75%
Total Return, Lowest to Highest (4)............   26.68% to 25.11%   19.25% to 20.62%  14.53% to 15.86%
2002
Units..........................................          1,788,193          1,376,864           730,059
Unit Fair Value, Lowest to Highest (1).........     $7.58 to $7.63     $8.24 to $8.32    $9.10 to $9.16
Net Assets.....................................        $13,609,644        $11,402,916        $6,665,479
Investment Income Ratio to Net Assets (2)......              0.00%              0.00%             0.00%
Expenses as a Percent of Average Net Assets (3)       2.25%, 1.40%        1.80%, .85%      1.80%, 0.85%
Total Return, Lowest to Highest (4)............ -23.72% to -24.15% -21.00% to -21.75%  -6.31% to -7.20%

(1) MLI sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Accounts from the underlying portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Accounts is affected by the timing of the declaration of dividends by the underlying portfolio in which the Sub-Accounts invest.
(3) These ratios represent the annualized Contract expenses of the Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

 CAPITAL GUARDIAN          FL             BLACKROCK          METLIFE          BLACKROCK        BLACKROCK     FRANKLIN TEMPLETON
   U.S. EQUITY     INTERNATIONAL STOCK   MONEY MARKET      STOCK INDEX       BOND INCOME    STRATEGIC VALUE   SMALL-CAP GROWTH
   SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
------------------ ------------------- ---------------- ------------------ ---------------- ---------------- ------------------
        13,080,267           632,428          8,885,438          3,050,585          772,347          141,367         1,914,092
  $12.54 to $13.31  $11.79 to $19.91    $9.91 to $10.78    $9.93 to $13.34 $41.29 to $54.01 $20.65 to $22.25  $10.56 to $11.01
      $169,758,065       $12,031,860        $91,235,712        $39,811,549      $36,289,487       $3,001,029       $20,720,142
             0.90%             1.25%              4.58%              1.74%            5.17%            0.08%             0.00%
      1.90%, 0.75%      1.90%, 0.75%       2.35%, 0.75%       2.35%, 1.30%     1.90%, 0.75%     1.90%, 0.75%       1.9%, 1.30%
    7.77% to 9.02%  14.05% to 15.36%     2.13% to 3.77%   12.52% to 13.70%   2.18% to 3.36% 14.26% to 15.57%    7.66% to 8.31%
        14,034,690           837,397          5,790,856          3,159,767          700,921          222,081         1,835,415
  $11.63 to $12.19  $10.26 to $17.28     $9.7 to $10.39    $8.72 to $11.73 $40.41 to $52.26 $18.07 to $19.25   $9.81 to $10.15
      $167,610,776       $13,941,243        $57,767,677        $36,333,127      $31,894,139       $4,106,357       $18,385,352
             0.01%             0.44%              3.20%              1.33%            3.33%            0.00%             0.00%
       1.9%, 0.75%       1.9%, 0.85%       2.35%, 0.75%        2.25%, 1.3%      1.9%, 0.75%       1.9%, 1.3%        1.9%, 1.3%
    3.52% to 4.72%  15.38% to 16.59%     0.42% to 1.49%     2.06% to 3.03%   0.24% to 1.39%   1.96% to 2.57%    2.43% to 3.05%
        14,592,382           930,015          2,068,250          3,058,217          253,118          276,925           173,767
  $11.24 to $11.62   $8.82 to $14.82    $9.91 to $10.01   $11.06 to $11.39 $40.31 to $47.26 $17.72 to $18.66    $9.58 to $9.83
      $167,015,010       $13,351,662        $20,502,724        $34,452,591      $11,838,393       $5,002,257        $1,692,231
             0.75%             1.33%              1.06%              0.77%            0.00%            0.00%             0.00%
      1.90%, 0.75%      1.90%, 0.75%       1.40%, 0.85%       2.35%, 1.30%     1.90%, 1.30%     1.90%, 0.75%      1.90%, 1.30%
    6.95% to 8.19%  15.75% to 17.09%    -0.42% to 0.13%     7.71% to 8.85%   2.21% to 2.82%  12.89% to 14.2%    9.05% to 9.71%
         2,794,622         1,073,966          2,219,930          2,324,078               --               --                --
  $10.51 to $10.73   $7.57 to $12.67    $9.82 to $10.22    $7.75 to $10.46 $39.44 to $49.85 $15.70 to $16.34    $8.78 to $8.95
       $29,636,446       $13,379,338        $22,099,713        $24,133,821              $--              $--               $--
             0.41%             0.02%              0.83%              1.36%            0.00%            0.00%             0.00%
      1.90%, 0.75%      1.90%, 0.75%       2.35%, 0.75%       2.35%, 1.30%     1.90%, 0.75%     1.90%, 0.75%      1.90%, 1.30%
  34.86% to 36.42%  25.43% to 26.88%   -1.90% to -0.32%    24.9% to 26.22%    3.6% to 4.79% 46.92% to 48.61%  41.88% to 42.74%
         1,117,958            44,695                 --          1,082,604               --               --                --
    $7.80 to $7.85             $5.99                $--     $8.20 to $8.29              $--              $--               $--
        $8,740,401          $267,861                $--         $8,933,888              $--              $--               $--
             0.00%             0.95%                 --              0.57%               --               --                --
      1.80%, 0.85%             1.40%                 --       2.25%, 1.40%               --               --                --
-21.55% to -22.05%           -18.64%                 -- -23.60% to -24.24%               --               --                --

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                  WESTERN ASSET MANAGEMENT   WESTERN ASSET MANAGEMENT  T. ROWE PRICE
                                                STRATEGIC BOND OPPORTUNITIES     U.S. GOVERNMENT      SMALL-CAP GROWTH
                                                        SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
                                                ---------------------------- ------------------------ ----------------
2006
Units..........................................                298,802                     69,720              746,463
Unit Fair Value, Lowest to Highest (1).........       $19.46 to $22.38           $14.41 to $17.30     $14.02 to $15.83
Net Assets.....................................             $6,154,850                 $1,068,532          $11,050,626
Investment Income Ratio to Net Assets (2)......                  4.79%                      0.98%                0.00%
Expenses as a Percent of Average Net Assets (3)           1.90%, 0.75%               2.35%, 0.85%         1.90%, 0.75%
Total Return, Lowest to Highest (4)............         2.86% to 4.04%             1.51% to 3.04%       1.68% to 2.86%
2005
Units..........................................                329,226                      4,435              851,662
Unit Fair Value, Lowest to Highest (1).........       $18.92 to $21.51            $14.2 to $16.79     $13.79 to $15.37
Net Assets.....................................             $6,568,086                    $68,021          $12,323,322
Investment Income Ratio to Net Assets (2)......                  3.05%                      0.00%                0.00%
Expenses as a Percent of Average Net Assets (3)             1.9%, 1.3%               2.15%, 1.55%          1.9%, 0.85%
Total Return, Lowest to Highest (4)............         0.64% to 1.24%             -0.6% to -0.2%      8.64% to 10.07%
2004
Units..........................................                335,209                         --              912,167
Unit Fair Value, Lowest to Highest (1).........        $18.8 to $21.13                        $--     $12.69 to $13.96
Net Assets.....................................             $6,620,128                        $--          $12,085,704
Investment Income Ratio to Net Assets (2)......                  0.00%                         --                0.00%
Expenses as a Percent of Average Net Assets (3)           1.90%, 0.75%                         --         1.90%, 0.75%
Total Return, Lowest to Highest (4)............          4.29% to 5.5%                         --      8.89% to 10.15%
2003
Units..........................................                     --                         --                   --
Unit Fair Value, Lowest to Highest (1).........       $18.03 to $20.03           $14.29 to $16.40     $11.66 to $12.68
Net Assets.....................................                    $--                        $--                  $--
Investment Income Ratio to Net Assets (2)......                  0.00%                      0.00%                0.00%
Expenses as a Percent of Average Net Assets (3)           1.90%, 0.75%               2.35%, 0.85%         1.90%, 0.75%
Total Return, Lowest to Highest (4)............       10.48% to 11.76%            -0.73% to 0.77%     38.33% to 39.93%
2002
Units..........................................                     --                         --                   --
Unit Fair Value, Lowest to Highest (1).........                    $--                        $--                  $--
Net Assets.....................................                    $--                        $--                  $--
Investment Income Ratio to Net Assets (2)......                     --                         --                   --
Expenses as a Percent of Average Net Assets (3)                     --                         --                   --
Total Return, Lowest to Highest (4)............                     --                         --                   --

(1) MLI sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Accounts from the underlying portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Accounts is affected by the timing of the declaration of dividends by the underlying portfolio in which the Sub-Accounts invest.
(3) These ratios represent the annualized Contract expenses of the Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

 T. ROWE PRICE     OPPENHEIMER         PUTNAM             PUTNAM            PUTNAM           TEMPLETON          TEMPLETON
LARGE-CAP GROWTH  GLOBAL EQUITY   GROWTH AND INCOME        VISTA         EQUITY INCOME   GROWTH SECURITIES  FOREIGN SECURITIES
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
---------------- ---------------- ------------------ ------------------ ---------------- ------------------ ------------------
       8,132,948          857,647          1,289,872            374,568        2,427,699            560,530          4,229,198
$13.56 to $15.02 $18.38 to $20.58   $14.30 to $65.01   $13.04 to $16.29 $15.87 to $16.56   $16.40 to $20.46   $13.80 to $37.24
    $114,703,767      $17,132,657        $20,878,412         $5,064,251      $39,810,732        $10,958,015        $67,803,255
           0.20%            2.02%              1.78%              0.00%            1.07%              1.12%              1.29%
    1.90%, 0.75%     1.90%, 0.75%       1.90%, 0.75%       1.90%, 1.30%     1.90%, 0.75%       1.90%, 0.75%       1.90%, 0.75%
10.76% to 12.04% 14.17% to 15.48%   13.74% to 15.05%     3.47% to 4.09% 16.61% to 17.96%   19.52% to 20.90%   19.17% to 20.54%
       4,655,618          305,962          1,598,305            475,451        1,760,798            263,350          5,193,955
$12.24 to $13.38  $16.1 to $17.82   $12.56 to $56.51   $12.59 to $15.65 $13.61 to $14.04   $13.54 to $17.08    $11.44 to $30.9
     $59,163,838       $5,298,650        $22,007,752         $6,165,382      $24,525,877         $4,406,685        $67,994,861
           0.42%            0.00%              1.76%              0.00%            0.80%              1.18%              1.17%
     1.9%, 0.85%      1.9%, 0.75%        1.9%, 0.75%         1.9%, 1.3%      1.9%, 0.75%        1.8%, 0.85%        1.9%, 0.85%
  4.33% to 5.69% 16.73% to 17.62%     3.25% to 4.44%    10.04% to 10.7%   3.53% to 4.72%     6.93% to 8.14%      8.1% to 9.54%
       3,763,068               --          1,842,883            566,204          869,958            326,660          4,880,998
$11.73 to $12.66              $--   $12.16 to $54.11   $11.43 to $14.13 $13.15 to $13.40   $12.52 to $15.83   $10.44 to $28.26
     $45,683,381              $--        $23,304,488         $6,616,254      $11,601,025         $5,089,682        $55,594,415
           0.00%               --              1.82%              0.00%            0.08%              1.24%              1.06%
    1.90%, 0.75%               --       1.90%, 0.75%       1.90%, 1.30%     1.90%, 0.75%       1.80%, 0.85%       1.90%, 0.75%
  7.64% to 8.89%               --    9.02% to 10.28%   16.37% to 17.07%  9.71% to 10.98%   13.95% to 15.26%   16.29% to 17.64%
              --               --          2,199,215            654,733          214,736            355,502          2,898,825
$10.90 to $11.61 $12.43 to $13.44   $11.14 to $49.06    $9.81 to $12.07 $11.98 to $12.08   $10.86 to $13.70    $8.86 to $24.02
             $--              $--        $24,920,622         $6,526,173       $2,589,178         $4,832,036        $27,135,338
           0.00%            0.00%              2.06%              0.00%            0.74%              1.63%              1.74%
    1.90%, 0.75%     1.90%, 0.75%       1.90%, 0.75%       1.90%, 1.30%     1.90%, 0.75%       1.90%, 0.75%       1.90%, 0.75%
 28.3% to 29.78% 27.76% to 29.23%   24.99% to 26.43%   30.66% to 31.45% 16.56% to 17.20%   29.65% to 31.15%   29.73% to 31.23%
              --               --          2,529,577            840,951               --            385,432          2,127,033
             $--              $--      $8.9 to $9.01      $7.5 to $7.59              $--    $8.26 to $10.50     $6.74 to $7.23
             $--              $--        $22,755,627         $6,366,923              $--         $4,009,352        $15,263,469
              --               --              2.39%              0.00%               --              2.54%              1.76%
              --               --       1.80%, 1.40%       1.80%, 1.40%               --       1.80%, 0.85%       1.80%, 0.85%
              --               -- -20.43% to -20.11% -31.84% to -31.57%               -- -19.94% to -19.18% -20.02% to -19.25%

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF
                      METLIFE INVESTORS INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
                               DECEMBER 31, 2006


6.  UNIT VALUES -- (CONCLUDED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                TEMPLETON DEVELOPING       FIDELITY           FIDELITY
                                                 MARKETS SECURITIES  GROWTH OPPORTUNITIES   EQUITY INCOME
                                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                -------------------- -------------------- -----------------
2006
Units..........................................          2,629,249              23,148              549,152
Unit Fair Value, Lowest to Highest (1).........   $12.75 to $20.53               $9.71     $15.41 to $65.81
Net Assets.....................................        $48,883,729            $224,683           $9,156,792
Investment Income Ratio to Net Assets (2)......              1.13%               0.91%                3.01%
Expenses as a Percent of Average Net Assets (3)       1.90%, 1.30%               1.40%         1.90%, 1.30%
Total Return, Lowest to Highest (4)............   25.69% to 26.44%               3.99%     17.68% to 18.38%
2005
Units..........................................          3,488,075              37,228              639,119
Unit Fair Value, Lowest to Highest (1).........   $10.15 to $16.21      $9.33 to $9.33     $13.08 to $55.59
Net Assets.....................................        $52,192,308            $347,477           $8,889,375
Investment Income Ratio to Net Assets (2)......              1.28%               0.99%                1.50%
Expenses as a Percent of Average Net Assets (3)         1.9%, 1.3%               1.40%           1.9%, 1.3%
Total Return, Lowest to Highest (4)............   25.04% to 25.79%               7.38%       3.59% to 4.21%
2004
Units..........................................          3,465,025              52,541              703,824
Unit Fair Value, Lowest to Highest (1).........    $8.12 to $12.86               $8.69     $12.61 to $53.35
Net Assets.....................................        $42,862,966            $456,684           $9,118,491
Investment Income Ratio to Net Assets (2)......              1.80%               0.58%                1.71%
Expenses as a Percent of Average Net Assets (3)       1.90%, 1.30%               1.40%         1.90%, 1.30%
Total Return, Lowest to Highest (4)............    22.36% to 23.1%               5.70%       9.13% to 9.79%
2003
Units..........................................          3,014,050              65,087              596,776
Unit Fair Value, Lowest to Highest (1).........    $6.63 to $10.45               $8.22     $11.55 to $48.59
Net Assets.....................................        $31,239,919            $535,242           $6,958,046
Investment Income Ratio to Net Assets (2)......              1.21%               0.83%                1.46%
Expenses as a Percent of Average Net Assets (3)       1.90%, 1.30%               1.40%         1.90%, 1.30%
Total Return, Lowest to Highest (4)............   50.12% to 51.02%              28.07%     27.58% to 28.35%
2002
Units..........................................          2,284,363              74,740              459,992
Unit Fair Value, Lowest to Highest (1).........     $6.82 to $6.89               $0.06       $9.04 to $9.14
Net Assets.....................................        $15,688,269            $479,918           $4,185,380
Investment Income Ratio to Net Assets (2)......              1.55%               1.17%                1.32%
Expenses as a Percent of Average Net Assets (3)       1.80%, 1.40%               1.40%         1.80%, 1.40%
Total Return, Lowest to Highest (4)............   -1.93% to -1.54%             -22.93%    -18.63% to -18.3%

(1) MLI sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Accounts from the underlying portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Accounts is affected by the timing of the declaration of dividends by the underlying portfolio in which the Sub-Accounts invest.
(3) These ratios represent the annualized Contract expenses of the Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

     PIMCO            PIMCO        PIMCO STOCKSPLUS        PIMCO        AMERICAN FUNDS
  HIGH YIELD       LOW DURATION    GROWTH & INCOME   TOTAL RETURN BOND  GLOBAL GROWTH
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ------------------ ----------------- ----------------
       1,027,968          786,353            138,195        1,708,329            12,186
$13.61 to $14.33 $11.95 to $12.53   $10.13 to $15.24 $13.39 to $13.70  $24.68 to $27.58
     $14,434,061       $9,702,832         $1,454,878      $23,287,170          $325,343
           6.97%            4.18%              4.90%            4.40%             0.00%
    1.90%, 1.30%     1.90%, 1.30%       1.90%, 1.30%     1.80%, 1.40%      1.90%, 0.75%
  7.06% to 7.70%   2.03% to 2.64%   12.74% to 13.42%   2.00% to 2.41%  18.17% to 19.53%
         910,444          863,341            154,607        2,134,374                --
$12.71 to $13.31 $11.71 to $12.21    $8.97 to $13.44 $13.13 to $13.38               $--
     $11,879,844      $10,399,997         $1,430,485      $28,433,489               $--
           6.41%            2.75%              2.26%            3.37%                --
      1.9%, 1.3%       1.9%, 1.3%         1.9%, 1.3%       1.8%, 1.4%                --
  2.17% to 2.78% -0.88% to -0.29%     1.55% to 2.16%   0.63% to 1.03%                --
         332,838          966,209            176,526        2,624,882                --
$12.44 to $12.95 $11.82 to $12.24    $8.83 to $13.15 $13.04 to $13.24               $--
      $4,215,670      $11,692,980         $1,585,771      $34,640,594               $--
           7.15%            1.58%              1.76%            3.44%                --
    1.90%, 1.30%     1.90%, 1.30%       1.90%, 1.30%     1.80%, 1.40%                --
   7.5% to 8.14%  -0.09% to 0.52%     8.72% to 9.38%   2.97% to 3.39%                --
         406,399        1,080,533            150,319        2,785,578                --
$11.57 to $11.97 $11.83 to $12.18    $8.11 to $12.03 $12.67 to $12.81               $--
      $4,768,549      $13,038,249         $1,229,167      $35,590,216               $--
           6.14%            1.86%              2.20%            3.43%                --
    1.90%, 1.30%     1.90%, 1.30%       1.90%, 1.30%     1.80%, 1.40%                --
20.62% to 21.35%   0.42% to 1.03%    27.93% to 28.7%    3.18% to 3.6%                --
         103,967          848,860            144,287        2,976,342                --
  $9.63 to $9.70 $11.90 to $11.98     $6.34 to $6.38 $12.28 to $12.36               $--
      $1,007,116      $10,156,338           $917,397      $36,736,533               $--
           8.03%            3.31%              3.10%            4.14%                --
    1.80%, 1.40%     1.80%, 1.40%       1.80%, 1.40%     1.80%, 1.40%                --
-2.56% to -2.95%   5.57% to 5.15% -21.33% to -21.65%   7.57% to 7.14%                --

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

    FINANCIAL STATEMENTS FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                       AND
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors Insurance Company

We have audited the accompanying balance sheets of MetLife Investors Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts as required by accounting guidance which the Company adopted on January 1, 2004.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
April 13, 2007

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                   2006       2005
                                                                 -------    -------


ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $2,093 and $2,357,
     respectively)............................................   $ 2,084    $ 2,348
  Equity securities available-for-sale, at estimated fair
     value (cost: $1 and $1, respectively)....................         1          1
  Mortgage loans on real estate...............................        90         65
  Policy loans................................................        28         28
  Real estate joint ventures held-for-investment..............         2          3
  Other limited partnership interests.........................         2          3
  Short-term investments......................................        83         79
  Other invested assets.......................................        15         28
                                                                 -------    -------
          Total investments...................................     2,305      2,555
Cash and cash equivalents.....................................       117         17
Accrued investment income.....................................        22         24
Premiums and other receivables................................     1,033      1,013
Deferred policy acquisition costs and value of business
  acquired....................................................       632        612
Current income tax receivable.................................        76         --
Other assets..................................................       125        120
Separate account assets.......................................     8,757      7,529
                                                                 -------    -------
          Total assets........................................   $13,067    $11,870
                                                                 =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits......................................   $   288    $   238
  Policyholder account balances...............................     2,543      2,769
  Other policyholder funds....................................        31         22
  Current income tax payable..................................        --          2
  Deferred income tax liability...............................       109         36
  Payables for collateral under securities loaned and other
     transactions.............................................       529        508
  Other liabilities...........................................        63         39
  Separate account liabilities................................     8,757      7,529
                                                                 -------    -------
          Total liabilities...................................    12,320     11,143
                                                                 -------    -------

CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 9)

Stockholder's Equity:
Common stock, par value $2 per share; 5,000,000 shares
  authorized; 2,899,446 shares issued and outstanding.........         6          6
Additional paid-in capital....................................       586        586
Retained earnings.............................................       158        139
Accumulated other comprehensive income (loss).................        (3)        (4)
                                                                 -------    -------
          Total stockholder's equity..........................       747        727
                                                                 -------    -------
          Total liabilities and stockholder's equity..........   $13,067    $11,870
                                                                 =======    =======




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                              STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                  (IN MILLIONS)


                                                               2006   2005   2004
                                                               ----   ----   ----


REVENUES
Premiums.....................................................  $ 65   $122   $ 19
Universal life and investment-type product policy fees.......   143    115    107
Net investment income........................................   106    114    134
Other revenues...............................................    62     61     71
Net investment gains (losses)................................   (30)    (6)    36
                                                               ----   ----   ----
          Total revenues.....................................   346    406    367
                                                               ----   ----   ----
EXPENSES
Policyholder benefits and claims.............................    90    139     30
Interest credited to policyholder account balances...........   114    120    147
Other expenses...............................................   131    103     99
                                                               ----   ----   ----
          Total expenses.....................................   335    362    276
                                                               ----   ----   ----
Income before provision for income tax.......................    11     44     91
(Benefit) provision for income tax...........................    (8)     9     27
                                                               ----   ----   ----
Income before cumulative effect of change in accounting......    19     35     64
Cumulative effect of change in accounting, net of income
  tax........................................................    --     --      1
                                                               ----   ----   ----
Net income...................................................  $ 19   $ 35   $ 65
                                                               ====   ====   ====




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                  (IN MILLIONS)


                                                                             ACCUMULATED
                                                    ADDITIONAL                  OTHER
                                           COMMON     PAID-IN    RETAINED   COMPREHENSIVE
                                            STOCK     CAPITAL    EARNINGS   INCOME (LOSS)   TOTAL
                                           ------   ----------   --------   -------------   -----


Balance at January 1, 2004...............    $6        $487        $ 39          $ 21        $553
Capital contribution.....................               110                                   110
Sale of subsidiary.......................               (11)                                  (11)
Comprehensive income (loss):
  Net income.............................                            65                        65
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (15)        (15)
                                                                                             ----
  Comprehensive income (loss)............                                                      50
                                             --        ----        ----          ----        ----
Balance at December 31, 2004.............     6         586         104             6         702
Comprehensive income (loss):
  Net income.............................                            35                        35
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (10)        (10)
                                                                                             ----
  Comprehensive income (loss)............                                                      25
                                             --        ----        ----          ----        ----
Balance at December 31, 2005.............     6         586         139            (4)        727
Comprehensive income (loss):
  Net income.............................                            19                        19
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                           1           1
                                                                                             ----
  Comprehensive income (loss)............                                                      20
                                             --        ----        ----          ----        ----
Balance at December 31, 2006.............    $6        $586        $158          $ (3)       $747
                                             ==        ====        ====          ====        ====




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                  (IN MILLIONS)


                                                            2006      2005      2004
                                                          -------   -------   -------


CASH FLOWS FROM OPERATING ACTIVITIES
Net income..............................................  $    19   $    35   $    65
Adjustments to reconcile net income to net cash provided
  by (used in) operating activities:
     Amortization of premiums and accretion of discounts
       associated with investments, net.................        4         8        12
     (Gains) losses from sales of investments and
       businesses, net..................................       30         6       (36)
     Interest credited to policyholder account
       balances.........................................      114       120       147
     Universal life and investment-type product policy
       fees.............................................     (143)     (115)     (107)
     Change in accrued investment income................        2        (3)        5
     Change in premiums and other receivables...........      (28)      (77)     (413)
     Change in deferred policy acquisition costs, net...      (18)      (29)      (77)
     Change in insurance-related liabilities............       52       125        26
     Change in income tax payable.......................       (6)       30         9
     Change in other assets.............................      120        83        74
     Change in other liabilities........................        1         6       (30)
                                                          -------   -------   -------
Net cash provided by (used in) operating activities.....      147       189      (325)
                                                          -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..........................    1,435     2,025       990
     Mortgage loans on real estate......................       32        67       137
     Real estate joint ventures.........................        1         2         1
  Purchases of:
     Fixed maturity securities..........................   (1,162)   (2,245)   (1,029)
     Mortgage loans on real estate......................      (58)       --       (41)
  Net change in short-term investments..................       (4)       24       116
  Proceeds from sales of businesses.....................       --        --        20
  Net change in other invested assets...................        1        (6)       (1)
                                                          -------   -------   -------
Net cash provided by (used in) investing activities.....      245      (133)      193
                                                          -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...........................................    1,421     1,355     1,811
     Withdrawals........................................   (1,733)   (1,589)   (1,864)
  Net change in payables for collateral under securities
     loaned and other transactions and other
     transactions.......................................       20        21       100
  Capital contribution..................................       --        --       110
                                                          -------   -------   -------
Net cash provided by (used in) financing activities.....     (292)     (213)      157
                                                          -------   -------   -------
Change in cash and cash equivalents.....................      100      (157)       25
Cash and cash equivalents, beginning of year............       17       174       149
                                                          -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR..................  $   117   $    17   $   174
                                                          =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid (refunded) during the year for:
     Income taxes.......................................  $    (2)  $   (19)  $    21
                                                          =======   =======   =======




                 See accompanying notes to financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          NOTES TO FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

BUSINESS

     MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). On November 9, 2006, MetLife Investors Insurance Company of California ("MLIICCA"), a California domiciled life insurance company was merged into the Company, its parent.

     On October 1, 2004, a subsidiary of the Company, First MetLife Investors Insurance Company ("FMLI") was sold to MetLife for $34 million in consideration. As a result, the Company recognized a decrease to equity of $11 million in paid in capital and $1 million in accumulated other comprehensive income. Total assets and liabilities of the entity sold at the date of sale were $920 million and $874 million, respectively. Total net income of the entity sold included in the statements of income was $2 million for the year ended December 31, 2004.

     The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life and universal life insurance policies. The Company is licensed to do business in 48 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of MLIIC and its former subsidiaries. As of December 31, 2006, the Company is no longer issuing consolidated financial statements due to the merger of its subsidiary MLIICCA. Intercompany accounts and transactions have been eliminated for all periods presented on a consolidated basis.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Certain amounts in the prior year periods' financial statements have been reclassified to conform with the 2006 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining:

       i) the fair value of investments in the absence of quoted market values;

      ii) investment impairments;

     iii) the recognition of income on certain investments;

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

       iv) the fair value of and accounting for derivatives;

        v) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the amortization of value of business acquired ("VOBA");

       vi) the liability for future policyholder benefits;

      vii) accounting for income taxes and the valuation of deferred income tax assets;

     viii) accounting for reinsurance transactions;

       ix) accounting for employee benefit plans; and

        x) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

Investments

     The Company's investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, real estate joint ventures and other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

     Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. This interest and dividend income is recorded as part of net investment income.

     Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

     The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

     The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2); (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
(viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

     Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans on real estate based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

     Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

     Real Estate Joint Ventures and Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investments and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments it follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

     Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

     Other Invested Assets. Other invested assets consist principally of stand-alone derivatives with positive fair values.

     Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments and the determination of fair values.

     The determination of the amount of allowances and impairments, as applicable, are described above by investment-type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates it's evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

     The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

     Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities--An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party. The Company did not control and was deemed not to be the primary beneficiary for any of its real estate joint ventures or limited partnerships as of December 31, 2006 and 2005.

     The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the financial statements.

     Derivative Financial Instruments. Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards and futures to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses), in policyholder benefits and claims for economic hedges of liabilities embedded in certain variable annuity products offered by the Company or in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. The Company does not have any fair value hedges.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income
(loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the financial statements and that their related changes in fair value could materially affect reported net income.

     Cash and Cash Equivalents. The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

     Deferred Policy Acquisition Costs and Value of Business Acquired. The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency, and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition, as it relates to VOBA that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Sales Inducements. The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

     Goodwill. Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value for goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair value is determined using a market multiple, a discounted cash flow model, or a cost approach. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

     The Company recognized no impairments of goodwill during the years ended December 31, 2006, 2005 and 2004. Goodwill was $33 million as of December 31, 2006 and 2005. During 2004, a disposition of goodwill of less than $1 million is related to the sale of FMLI.

     Liability for Future Policy Benefits and Policyholder Account
Balances. The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities is approximately 5%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 8%.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

     - Annuity guaranteed death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitization that may be elected by the contractholder.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risks associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risks associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase to liabilities from future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs are equal to (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 2% to 14% less expenses, mortality charges and withdrawals.

     Other Policyholder Funds. Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     Recognition of Insurance Revenue and Related Benefits. Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Other Revenues. Other revenues primarily include fee income on financial reinsurance treaties. Such fees are recognized in the period in which services are performed.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     Income Tax. Effective January 1, 2006, the Company began filing a consolidated Federal income tax return with MetLife's includable affiliates. Prior to 2006, the Company filed a separate U.S. Federal income tax return.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income, exclusive of reversing temporary differences and carryforwards;

    (ii) future reversals of existing taxable temporary differences;

   (iii) taxable income in prior carryback years; and

    (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 7) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

     Reinsurance. The Company enters into reinsurance transactions as a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract. Premiums, fees and policyholder benefits and claims are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Separate Accounts. Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

     Employee Benefit Plans. The Company participates in a noncontributory defined benefit pension plan sponsored by Metropolitan Life Insurance Company ("Metropolitan Life"), an affiliate. The Company has no legal obligation for benefits under this plan. Metropolitan Life allocates net periodic expense related to this plan based on the employee population as of the valuation date at the beginning of each year. The Company's share of net expense for the pension plan was insignificant for the years ended December 31, 2006, 2005 and 2004.

     Litigation Contingencies. The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows in particular quarterly or annual periods.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

      (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

     (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

      (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

Other Pronouncements

     Effective November 15, 2006, the Company adopted Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's financial statements.

     In June 2005, the Emerging Issues Task Force, ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's financial statements and has provided the required disclosures.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1") as interpreted by a Technical Practice Aid ("TPA"), issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1"). SOP 03-1 provides guidance on: (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology related to various guaranteed minimum death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $1 million, which was reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including unearned revenue liability under certain variable annuity and life contracts and income tax.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, the Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which is to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work, the Company expects to recognize a decrease of between $5 million and $6 million in the liability for unrecognized tax benefits, which will be accounted for as a increase to the January 1, 2007 balance of retained earnings.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets--an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. The Company estimates that interpretation of SOP 05-1, as of January 1, 2007, will not result in any material cumulative effect on earnings. In addition, the Company estimates that accelerated DAC and VOBA amortization will not materially reduce 2007 net income.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

2.  INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:


                                                                 DECEMBER 31, 2006
                                                ---------------------------------------------------
                                                                  GROSS
                                                 COST OR        UNREALIZED
                                                AMORTIZED    ---------------     ESTIMATED     % OF
                                                   COST      GAIN       LOSS    FAIR VALUE    TOTAL
                                                ---------    ----       ----    ----------    -----
                                                                   (IN MILLIONS)


U.S. corporate securities....................     $  884      $ 4        $10      $  878       42.1%
Residential mortgage-backed securities.......        479        4          3         480       23.0
Foreign corporate securities.................        104       --          1         103        5.0
U.S. Treasury/agency securities..............        231       --          1         230       11.0
Commercial mortgage-backed securities........        281        1          5         277       13.3
Asset-backed securities......................         96       --         --          96        4.6
Foreign government securities................         14        2         --          16        0.8
State and political subdivision securities...          4       --         --           4        0.2
                                                  ------      ---        ---      ------      -----
  Total fixed maturities.....................     $2,093      $11        $20      $2,084      100.0%
                                                  ======      ===        ===      ======      =====
Common stocks................................     $    1      $--        $--      $    1      100.0%
                                                  ------      ---        ---      ------      -----
  Total equity securities....................     $    1      $--        $--      $    1      100.0%
                                                  ======      ===        ===      ======      =====





                                                                DECEMBER 31, 2005
                                               ---------------------------------------------------
                                                                 GROSS
                                                COST OR        UNREALIZED
                                               AMORTIZED    ---------------     ESTIMATED     % OF
                                                  COST      GAIN       LOSS    FAIR VALUE    TOTAL
                                               ---------    ----       ----    ----------    -----
                                                                  (IN MILLIONS)


U.S. corporate securities....................    $  932      $ 6        $11      $  927       39.5%
Residential mortgage-backed securities.......       582        3          5         580       24.7
Foreign corporate securities.................       175        2          2         175        7.5
U.S. Treasury/agency securities..............       153        1         --         154        6.5
Commercial mortgage-backed securities........       297       --          6         291       12.4
Asset-backed securities......................       174        1          1         174        7.4
Foreign government securities................        40        4          1          43        1.8
State and political subdivision securities...         4       --         --           4        0.2
                                                 ------      ---        ---      ------      -----
  Total fixed maturities.....................    $2,357      $17        $26      $2,348      100.0%
                                                 ======      ===        ===      ======      =====
Common stocks................................    $    1      $--        $--      $    1      100.0%
                                                 ------      ---        ---      ------      -----
  Total equity securities....................    $    1      $--        $--      $    1      100.0%
                                                 ======      ===        ===      ======      =====



     The Company held foreign currency derivatives with notional amounts of $8 million and $4 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $104 million and $128 million at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain of $2 million and $4 million at December 31, 2006 and December 31, 2005, respectively. There were no non-income producing fixed maturity securities at December 31, 2006 and less than $1 million at December 31, 2005. There were no unrealized gains (losses) associated with non-income producing fixed maturity securities for the year ended December 31, 2005.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:


                                                              DECEMBER 31,
                                            -----------------------------------------------
                                                     2006                     2005
                                            ----------------------   ----------------------
                                             COST OR                  COST OR
                                            AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                               COST     FAIR VALUE      COST     FAIR VALUE
                                            ---------   ----------   ---------   ----------
                                                             (IN MILLIONS)


Due in one year or less...................    $   72      $   71       $  121      $  121
Due after one year through five years.....       537         534          605         601
Due after five years through ten years....       431         430          407         407
Due after ten years.......................       197         196          171         174
                                              ------      ------       ------      ------
  Subtotal................................     1,237       1,231        1,304       1,303
Mortgage-backed and other asset-backed
  securities..............................       856         853        1,053       1,045
                                              ------      ------       ------      ------
  Total fixed maturities..................    $2,093      $2,084       $2,357      $2,348
                                              ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity securities classified as available-for-sale are as follows:


                                                        YEARS ENDED DECEMBER 31,
                                                       --------------------------
                                                        2006       2005      2004
                                                       ------     ------     ----
                                                              (IN MILLIONS)


Proceeds...........................................    $1,051     $1,645     $353
Gross investment gains.............................    $    4     $    2     $ 34
Gross investment losses............................    $  (21)    $  (19)    $ (5)

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

UNREALIZED LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                               DECEMBER 31, 2006
                                   ------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                                     LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                   ----------------------   ----------------------   ----------------------
                                   ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                      FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                     VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                   ---------   ----------   ---------   ----------   ---------   ----------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities........     $367         $ 3         $261         $ 7        $  628        $10
Residential mortgage-backed
  securities.....................       99           1          114           2           213          3
Foreign corporate securities.....       50           1           20          --            70          1
U.S. Treasury/agency securities..      162           1            3          --           165          1
Commercial mortgage-backed
  securities.....................       96           1          141           4           237          5
Asset-backed securities..........       20          --            7          --            27         --
State and political subdivision
  securities.....................       --          --            4          --             4         --
                                      ----         ---         ----         ---        ------        ---
  Total fixed maturities.........     $794         $ 7         $550         $13        $1,344        $20
                                      ====         ===         ====         ===        ======        ===
Total number of securities in an
  unrealized loss position.......      179                      124                       303
                                      ====                     ====                    ======





                                                               DECEMBER 31, 2005
                                   ------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                                     LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                   ----------------------   ----------------------   ----------------------
                                   ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                      FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                     VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                   ---------   ----------   ---------   ----------   ---------   ----------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities........    $  483        $ 9         $ 87         $ 2        $  570        $11
Residential mortgage-backed
  securities.....................       363          4           41           1           404          5
Foreign corporate securities.....        95          1           24           1           119          2
U.S. Treasury/agency securities..        83         --           --          --            83         --
Commercial mortgage-backed
  securities.....................       254          5           30           1           284          6
Asset-backed securities..........        86          1            6          --            92          1
Foreign government securities....         6          1           --          --             6          1
State and political subdivision
  securities.....................         4         --           --          --             4         --
                                     ------        ---         ----         ---        ------        ---
  Total fixed maturities.........    $1,374        $21         $188         $ 5        $1,562        $26
                                     ======        ===         ====         ===        ======        ===
Total number of securities in an
  unrealized loss position.......       220                      58                       278
                                     ======                    ====                    ======


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:


                                                              DECEMBER 31, 2006
                                        ------------------------------------------------------------
                                         COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                               COST                 LOSS              SECURITIES
                                        ------------------   ------------------   ------------------
                                        LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                           20%       MORE       20%       MORE       20%       MORE
                                        ---------   ------   ---------   ------   ---------   ------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months..................    $  695      $--       $ 5        $--       136        --
Six months or greater but less than
  nine months.........................        41       --         1         --        21        --
Nine months or greater but less than
  twelve months.......................        65       --         1         --        22        --
Twelve months or greater..............       563       --        13         --       124        --
                                          ------      ---       ---        ---       ---        --
  Total...............................    $1,364      $--       $20        $--       303        --
                                          ======      ===       ===        ===       ===        ==





                                                              DECEMBER 31, 2005
                                        ------------------------------------------------------------
                                         COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                               COST                 LOSS              SECURITIES
                                        ------------------   ------------------   ------------------
                                        LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                           20%       MORE       20%       MORE       20%       MORE
                                        ---------   ------   ---------   ------   ---------   ------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months..................    $1,128      $ 2       $14        $ 1       181         1
Six months or greater but less than
  nine months.........................        86       --         2         --         1        --
Nine months or greater but less than
  twelve months.......................       179       --         4         --        37        --
Twelve months or greater..............       193       --         5         --        58        --
                                          ------      ---       ---        ---       ---        --
  Total...............................    $1,586      $ 2       $25        $ 1       277         1
                                          ======      ===       ===        ===       ===        ==



     At December 31, 2006 and 2005, there were $20 million and $25 million, respectively, of unrealized loss related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 1% and 2%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2006, there were no unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost. At December 31, 2005, $1 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 50% of the cost or amortized cost of such securities. All of the losses were in an unrealized loss position of less than six months.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     At December 31, 2006 and 2005, the Company had $20 million and $26 million, respectively, of gross unrealized loss related to its fixed maturity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:


                                                                 DECEMBER 31,
                                                                -------------
                                                                2006     2005
                                                                ----     ----


SECTOR:
  U.S. corporates...........................................      50%      42%
  Residential mortgage-backed...............................      15       19
  Commercial mortgage-backed................................      25       23
  U.S. Treasury/agency securities...........................       5       --
  Foreign corporates........................................       5        8
  Other.....................................................      --        8
                                                                 ---      ---
     Total..................................................     100%     100%
                                                                 ===      ===
INDUSTRY:
  Mortgage-backed...........................................      40%      42%
  Industrial................................................      31       27
  Government................................................       5        3
  Finance...................................................      12        8
  Utility...................................................      11        9
  Other.....................................................       1       11
                                                                 ---      ---
     Total..................................................     100%     100%
                                                                 ===      ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $515 million and $487 million and an estimated fair value of $511 million and $488 million were on loan under the program at December 31, 2006 and 2005, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $529 million and $508 million at December 31, 2006 and 2005, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's balance sheets, and statements of cash flows and the income and expenses associated with the program are reported in net investment income as invested income and investment expenses, respectively.

ASSETS ON DEPOSIT

     The Company had fixed maturity securities on deposit with regulatory agencies with a fair market value of $13 million and $6 million at December 31, 2006 and 2005, respectively.

MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:


                                                             DECEMBER 31,
                                                 -----------------------------------
                                                       2006               2005
                                                 ----------------   ----------------
                                                 AMOUNT   PERCENT   AMOUNT   PERCENT
                                                 ------   -------   ------   -------
                                                            (IN MILLIONS)


Commercial mortgage loans......................    $47       52%      $65      100%
Agricultural mortgage loans....................     43       48        --       --
                                                   ---      ---       ---      ---
  Total........................................     90      100%       65      100%
                                                            ===                ===
Less: Valuation allowances.....................     --                 --
                                                   ---                ---
  Mortgage loans on real estate................    $90                $65
                                                   ===                ===



     Mortgage loans on real estate are collateralized by properties located in the United States. At December 31, 2006, 19%, 17% and 14% of the value of the Company's mortgage loans on real estate were located in Texas, District of Columbia and Alabama, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate as follows:


                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2006      2005      2004
                                                         ----      ----      ----
                                                               (IN MILLIONS)


Balance at January 1,...............................      $--       $ 1       $ 1
Additions...........................................       --        --         1
Deductions..........................................       --        (1)       (1)
                                                          ---       ---       ---
Balance at December 31,.............................      $--       $--       $ 1
                                                          ===       ===       ===


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     The Company had no impaired loans at December 31, 2006. The Company's average investment in impaired loans was insignificant at December 31, 2005. The average investment in impaired mortgage loans on real estate was $1 million at December 31, 2004. The Company did not recognize interest income on impaired loans for the years ended December 31, 2006 and 2005. Interest income on impaired loans was $1 million for the year ended December 31, 2004.

REAL ESTATE JOINT VENTURES

     Real estate joint ventures held-for-investment at December 31, 2006 and 2005 were $2 million and $3 million, respectively.

     At December 31, 2006, all of the Company's real estate consisted of office buildings located in Illinois.

NET INVESTMENT INCOME

     The components of net investment income are as follows:


                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2006      2005      2004
                                                        ----      ----      ----
                                                              (IN MILLIONS)


Fixed maturity securities..........................     $119      $114      $111
Mortgage loans on real estate......................        5         9        20
Policy loans.......................................        2         3         2
Other limited partnership interests................        1        --        --
Cash, cash equivalents and short-term investments..        7         6         7
                                                        ----      ----      ----
  Total............................................      134       132       140
Less: Investment expenses..........................       28        18         6
                                                        ----      ----      ----
  Net investment income............................     $106      $114      $134
                                                        ====      ====      ====



     The Company received affiliated investment income of $3 million for both of the years ended December 31, 2006 and 2005, and $5 million for the year ended December 31, 2004.

NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:


                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2006      2005      2004
                                                         ----      ----      ----
                                                               (IN MILLIONS)


Fixed maturities securities.........................     $(17)     $(17)      $27
Mortgage loans on real estate.......................       --         1        10
Other limited partnership interests.................       (1)       --        --
Derivatives.........................................      (12)       10        (1)
                                                         ----      ----       ---
  Net investment gains (losses).....................     $(30)     $ (6)      $36
                                                         ====      ====       ===



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment gains (losses) of $(8) million, ($1) million and $22 million, respectively, are included in the table above.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses) were insignificant for both the years ended December 31, 2006 and 2005. For the year ended December 31, 2004, the Company recorded losses of $2 million from fixed maturity and equity securities deemed other-than-temporarily impaired which were included within net investment gains (losses).

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, are as follows:


                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2006      2005      2004
                                                         ----      ----      ----
                                                               (IN MILLIONS)


Fixed maturities securities.........................      $(9)      $(9)      $16
Amounts allocated from DAC and VOBA.................        4         3        (7)
Deferred income tax.................................        2         2        (3)
                                                          ---       ---       ---
  Net unrealized investment gains (losses)..........      $(3)      $(4)      $ 6
                                                          ===       ===       ===



     The changes in net unrealized investment gains (losses) are as follows:


                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2006      2005      2004
                                                         ----      ----      ----
                                                               (IN MILLIONS)


Balance, January 1,.................................      $(4)     $  6      $ 21
Unrealized investment gains (losses) during the
  year..............................................       --       (25)      (54)
Unrealized investment gains (losses) of subsidiaries
  at date of sale...................................       --        --         2
Unrealized investment gains (losses) allocated from
  DAC and VOBA......................................        1        10        29
Deferred income tax.................................       --         5         8
                                                          ---      ----      ----
Balance, December 31,...............................      $(3)     $ (4)     $  6
                                                          ===      ====      ====
Net change in unrealized investment gains (losses)..      $ 1      $(10)     $(15)
                                                          ===      ====      ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

3.  DERIVATIVE FINANCIAL INSTRUMENTS

TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:


                                                DECEMBER 31, 2006                 DECEMBER 31, 2005
                                         -------------------------------   -------------------------------
                                                      CURRENT MARKET OR                 CURRENT MARKET OR
                                                         FAIR VALUE                        FAIR VALUE
                                         NOTIONAL   --------------------   NOTIONAL   --------------------
                                          AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                         --------   ------   -----------   --------   ------   -----------
                                                                   (IN MILLIONS)


Interest rate swaps....................   $    2      $--        $--        $    2      $--        $--
Interest rate floors...................    2,460       15         --         2,460       28         --
Financial futures......................       --       --         --            86       --          1
Foreign currency swaps.................        8       --         --             4       --         --
Financial forwards.....................       --       --          1            --       --         --
Credit default swaps...................       30       --         --            30       --         --
                                          ------      ---        ---        ------      ---        ---
  Total................................   $2,500      $15        $ 1        $2,582      $28        $ 1
                                          ======      ===        ===        ======      ===        ===



     The above table does not include notional values for equity variance swaps. The Company owned 2,500 equity variance swaps at both December 31, 2006 and 2005. The market values for these equity variance swaps were insignificant and were not included in the preceding table.

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:


                                                                 REMAINING LIFE
                                           ----------------------------------------------------------
                                                          AFTER ONE   AFTER FIVE
                                                            YEAR         YEARS
                                           ONE YEAR OR     THROUGH      THROUGH    AFTER TEN
                                               LESS      FIVE YEARS    TEN YEARS     YEARS      TOTAL
                                           -----------   ----------   ----------   ---------   ------
                                                                  (IN MILLIONS)


Interest rate swaps......................      $--           $--        $    2        $--      $    2
Interest rate floors.....................       --            --         2,460         --       2,460
Foreign currency swaps...................       --            --            --          8           8
Credit default swaps.....................       --            30            --         --          30
                                               ---           ---        ------        ---      ------
  Total..................................      $--           $30        $2,462        $ 8      $2,500
                                               ===           ===        ======        ===      ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     Interest rate floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:


                                                DECEMBER 31, 2006                 DECEMBER 31, 2005
                                         -------------------------------   -------------------------------
                                                         FAIR VALUE                        FAIR VALUE
                                         NOTIONAL   --------------------   NOTIONAL   --------------------
                                          AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                         --------   ------   -----------   --------   ------   -----------
                                                               (DOLLARS IN MILLIONS)


Cash flow..............................   $    8      $--        $--        $   --      $--        $--
Nonqualifying..........................    2,492       15          1         2,582       28          1
                                          ------      ---        ---        ------      ---        ---
  Total................................   $2,500      $15        $ 1        $2,582      $28        $ 1
                                          ======      ===        ===        ======      ===        ===


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     The Company recognized insignificant net investment income (expense) from qualifying hedge settlement payments and insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the year ended December 31, 2006. For the years ended December 31, 2005 and 2004, respectively, the Company recognized $1 million and ($1) million net investment income (expense) from non-qualifying hedge settlement payments.

FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

     The Company did not have any fair value hedges during the years ended December 31, 2006, 2005 and 2004.

CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133 foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the year ended December 31, 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the years ended December 31, 2005 and 2004, the Company had no cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2006, 2005 and 2004.

     There was an insignificant amount which relates to the components of other comprehensive income (loss), before income tax, related to cash flow hedges for the year ended December 31, 2006. There were insignificant amounts of gains (losses) deferred in other comprehensive income (loss) on the effective portion of the cash flow hedges.

NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased floors and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) credit default swaps to diversify credit risk exposure to certain portfolios; (v) equity variance swaps to economically hedge liabilities: and
(vii) interest rate futures to economically hedge liabilities embedded in certain variable annuity products.

     For the years ended December 31, 2006, 2005 and 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of ($12) million, $10 million and ($4) million, respectively, related to derivatives that do not qualify for hedge accounting.

CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company has exchange traded futures, which require the pledging of collateral. The Company pledged collateral of $3 million both at December 31, 2006 and 2005 which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

4.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:


                                                          DAC   VOBA   TOTAL
                                                         ----   ----   -----
                                                            (IN MILLIONS)


Balance at January 1, 2004.............................  $334   $175    $509
  Capitalizations......................................   126     --     126
                                                         ----   ----    ----
          Total........................................   460    175     635
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses).....................     2      3       5
     Unrealized investment gains (losses)..............   (15)   (14)    (29)
     Other expenses....................................    41      3      44
                                                         ----   ----    ----
          Total amortization...........................    28     (8)     20
                                                         ----   ----    ----
  Less: Dispositions and other.........................    41     (1)    (42)
                                                         ----   ----    ----
Balance at December 31, 2004...........................   391    182     573
  Capitalizations......................................    66     --      66
                                                         ----   ----    ----
          Total........................................   457    182     639
                                                         ----   ----    ----
  Less: Amortization related to:
     Unrealized investment gains (losses)..............    (4)    (6)    (10)
     Other expenses....................................    12     25      37
                                                         ----   ----    ----
          Total amortization...........................     8     19      27
                                                         ----   ----    ----
Balance at December 31, 2005...........................   449    163     612
  Capitalizations......................................    80     --      80
                                                         ----   ----    ----
          Total........................................   529    163     692
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses).....................    (3)    (3)     (6)
     Unrealized investment gains (losses)..............    --     (1)     (1)
     Other expenses....................................    84    (17)     67
                                                         ----   ----    ----
          Total amortization...........................    81    (21)     60
                                                         ----   ----    ----
Balance at December 31, 2006...........................  $448   $184    $632
                                                         ====   ====    ====



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $17 million in 2007, $17 million in 2008, $17 million in 2009, $15 million in 2010 and $15 million in 2011.

     Amortization of VOBA and DAC is related to; (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

5.  INSURANCE

SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:


                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2006      2005      2004
                                                         ----      ----      ----
                                                               (IN MILLIONS)


Balance at January 1,...............................     $ 75       $59      $ 50
Capitalization......................................       19        19        25
Amortization........................................      (14)       (3)       (5)
Dispositions........................................       --        --       (11)
                                                         ----       ---      ----
Balance at December 31,.............................     $ 80       $75      $ 59
                                                         ====       ===      ====



SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $8,757 million and $7,529 million at December 31, 2006 and 2005, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $115 million, $93 million and $88 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     For the years ended December 31, 2006, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

COMMITMENTS

COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amounts of these unfunded commitments were $8 million at December 31, 2006. The Company did not have unfunded commitments related to bank credit facilities at December 31, 2005.

GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts is as follows:


                                                             AT DECEMBER 31,
                                     ---------------------------------------------------------------
                                                  2006                             2005
                                     ------------------------------   ------------------------------
                                         IN THE             AT            IN THE             AT
                                     EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                     --------------   -------------   --------------   -------------
                                                              (IN MILLIONS)


ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
Separate account value.............       $1,941              N/A          $1,333              N/A
Net amount at risk(2)..............           $1(3)           N/A              $1(3)           N/A
Average attained age of
  contractholders..................     65 years              N/A        64 years              N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value.............       $8,072           $5,157          $7,451           $4,414
Net amount at risk(2)..............         $151(3)           $18(4)         $160(3)           $30(4)
Average attained age of
  contractholders..................     65 years         61 years        64 years         60 years


--------

   (1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

     The Company has guaranteed death and annuitization benefits liabilities on its annuity contracts of $24 million and $17 million at December 31, 2006 and 2005, respectively. The Company reinsures 100% of this liability with an affiliate and has corresponding recoverables from reinsurers for the same amounts. Therefore, the Company has no net liability at December 31, 2006 and 2005.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:


                                                            AT DECEMBER 31,
                                                            ---------------
                                                             2006     2005
                                                            ------   ------
                                                             (IN MILLIONS)


Mutual Fund Groupings
  Equity..................................................  $7,550   $6,247
  Bond....................................................     499      532
  Balanced................................................     454      439
  Money Market............................................     107       67
  Specialty...............................................      93       84
                                                            ------   ------
     Total................................................  $8,703   $7,369
                                                            ======   ======


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

6.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks and to provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

     In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as with specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company reinsures 90% of its new production of fixed annuities to an affiliate. The Company currently reinsures 100% of its new production of riders containing benefit guarantees related to variable annuities to an affiliate.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the statement of income are presented net of reinsurance ceded. The information regarding the effect of reinsurance is as follows:


                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2006      2005      2004
                                                         ----      ----      ----
                                                               (IN MILLIONS)


Direct premiums earned..............................      $65      $122       $20
Reinsurance ceded...................................       --        --        (1)
                                                          ---      ----       ---
Net premiums earned.................................      $65      $122       $19
                                                          ===      ====       ===
Reinsurance recoveries netted against policyholder
  benefits and claims...............................      $--      $ --       $ 3
                                                          ===      ====       ===



     Reinsurance recoverables, included in premiums and other receivables, were $1,018 million and $921 million at December 31, 2006 and 2005. Ceded fees, included in universal life and investment-type product policy fees were $34 million, $28 million and $20 million for the years ended December 31, 2006, 2005 and 2004, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

7.  INCOME TAX

     The (benefit) provision for income tax is as follows:


                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2006      2005      2004
                                                         ----      ----      ----
                                                               (IN MILLIONS)


Current:
  Federal...........................................     $(81)      $4        $(6)
Deferred:
  Federal...........................................       73        5         33
                                                         ----       --        ---
(Benefit) provision for income tax..................     $ (8)      $9        $27
                                                         ====       ==        ===



     The reconciliation of the income tax (benefit) provision at the U.S. statutory rate to the provision for income tax is as follows:


                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2006      2005      2004
                                                        ----      ----      ----
                                                              (IN MILLIONS)


Tax provision at U.S. statutory rate..................   $ 4       $15       $32
Tax effect of:
  Tax exempt investment income........................    (9)       (6)       (5)
  Prior year taxes....................................    (3)       --        --
                                                         ---       ---       ---
(Benefit) provision for income tax....................   $(8)      $ 9       $27
                                                         ===       ===       ===



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consist of the following:


                                                              DECEMBER 31,
                                                              ------------
                                                               2006   2005
                                                              -----   ----
                                                                   (IN
                                                                MILLIONS)


Deferred income tax assets:
  Policyholder liabilities and receivables..................  $  89   $ 89
  Net operating loss carryforwards..........................     --     53
  Capital loss carryforwards................................     --     16
  Tax credit carryforwards..................................      2      2
  Intangibles...............................................      2      2
  Net unrealized investment losses..........................      2      2
  Other.....................................................      2      2
                                                              -----   ----
                                                                 97    166
                                                              -----   ----
Deferred income tax liabilities:
  Investments...............................................     10     12
  DAC.......................................................    196    190
                                                              -----   ----
                                                                206    202
                                                              -----   ----
Net deferred income tax liability...........................  $(109)  $(36)
                                                              =====   ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     The Company had capital loss carryforwards of $44 million and net operating loss carryforwards of $152 million at December 31, 2005. These capital and net operating loss carryforwards were utilized in 2006.

     The Company joined MetLife's includable affiliates in filing a consolidated federal income tax return in 2006. The Company participates in a Tax Allocation Agreement. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (losses) contributes or reduces consolidated federal tax expense. Pursuant to the tax allocation agreement, the amount due from affiliates is $82 million in 2006.

     A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

     All years through and including 2002 are closed and no longer subject to Internal Revenue Service ("IRS") audit. The years 2003 and forward are open and subject to audit. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

8. CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

LITIGATION

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

     In December 2006, Metropolitan Life resolved a previously disclosed investigation by the Office of the Attorney General of the State of New York related to payments to intermediaries in the marketing and sale of group life and disability, group long-term care and group accidental death and dismemberment insurance and related matters. In the settlement, Metropolitan Life did not admit liability as to any issue of fact or law. Among other things, Metropolitan Life has agreed to certain business reforms relating to compensation of producers of group insurance, compensation disclosures to group insurance clients and the adoption of related standards of conduct, some of which it had implemented following the commencement of the investigation. Metropolitan Life has paid a fine and has made a payment to a restitution fund. It is the opinion of management that Metropolitan Life's resolution of this matter will not adversely affect its business. MetLife and/or subsidiaries have received subpoenas and/or other discovery requests from regulators, state attorneys general or other governmental authorities in other states, including Connecticut, Massachusetts, California, Florida, and Ohio, seeking, among other things, information and documents regarding contingent commission payments to brokers, MetLife's and/or its subsidiaries awareness of any "sham" bids for business, bids and quotes that MetLife and/or subsidiaries submitted to potential customers, incentive agreements entered into with brokers, or compensation paid to intermediaries. MetLife and/or subsidiaries also have received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker Universal Life Resources. MetLife and/or subsidiaries continue to cooperate fully with these inquiries and is responding to the subpoenas and other discovery requests.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

Summary

     Various litigation claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2006, 2005 and 2004. At December 31, 2006 and 2005, Company maintained a liability of $12 million and a related asset for premium tax offsets of $400 thousand for undiscounted future assessments in respect of impaired, insolvent or failed insurers. At December 31, 2006 and 2005, the Company also held a receivable of $10 million, recorded in other assets, for reimbursement of assessments incurred in a prior acquisition.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. The Company also indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liabilities at December 31, 2006 and 2005 for indemnities, guarantees and commitments were insignificant.

9.  EQUITY

DIVIDEND RESTRICTIONS

     Under the Missouri Insurance Law, the maximum amount of dividends the Company is permitted, without prior insurance regulatory clearance, to pay is the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding year (excluding realized investment gains). However, dividends may only be paid from positive balances in statutory unassigned funds. Since the Company's statutory unassigned funds surplus is less than zero, no dividends are permissible in 2007 without prior approval of the insurance commissioner.

STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance ("Department") has adopted codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Missouri. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

     Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     Statutory net income (loss) of the Company, as filed with the Department, was $116 million, $5 million and ($168) million, for the years ended December 31, 2006, 2005 and 2004, respectively; statutory capital and surplus, as filed, was $284 million and $176 million at December 31, 2006 and 2005, respectively. Due to the merger on November 9, 2006 of MLIICCA with the Company, the 2005 statutory net income and statutory capital and surplus were restated.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income
(loss) in the current or prior year:


                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2006      2005      2004
                                                        ----      ----      ----
                                                              (IN MILLIONS)


Holding losses on investments arising during the
  year.............................................     $(22)     $(50)     $(39)
Income tax effect of holding losses................        8        17        14
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income...........................       18        16       (28)
  Amortization of premiums and accretion of
     discounts associated with investments.........        4         9        13
  Income tax effect................................       (8)       (9)        5
Allocation of holding gains (losses) on investments
  relating to other policyholder amounts...........        1        10        29
Income tax effect of allocation of holding gains
  (losses) to other policyholder amounts...........       --        (3)      (10)
Unrealized investment gains of subsidiary at date
  of sale..........................................       --        --         2
Deferred income tax on unrealized investment gains
  of subsidiary at date of sale....................       --        --        (1)
                                                        ----      ----      ----
Other comprehensive income (loss)..................     $  1      $(10)     $(15)
                                                        ====      ====      ====



10.  OTHER EXPENSES

     Information on other expenses is as follows:


                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                       2006      2005       2004
                                                       ----      ----      -----
                                                             (IN MILLIONS)


Compensation......................................     $  1      $  1      $   1
Commissions.......................................       82        71        115
Amortization of DAC and VOBA......................       61        37         49
Capitalization of DAC.............................      (80)      (66)      (126)
Insurance taxes...................................        3         4          2
Other.............................................       64        56         58
                                                       ----      ----      -----
  Total other expenses............................     $131      $103      $  99
                                                       ====      ====      =====



     The majority of the other category in other expenses consists of affiliated expenses (see Note 12).

11.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:


                                                     NOTIONAL   CARRYING    ESTIMATED
                                                     AMOUNT       VALUE    FAIR VALUE
                                                     --------   --------   ----------
                                                               (IN MILLIONS)
DECEMBER 31, 2006


ASSETS:
  Fixed maturity securities........................      --      $2,084      $2,084
  Equity securities................................      --      $    1      $    1
  Mortgage loans on real estate....................      --      $   90      $   90
  Policy loans.....................................      --      $   28      $   28
  Short-term investments...........................      --      $   83      $   83
  Cash and cash equivalents........................      --      $  117      $  117
  Accrued investment income........................      --      $   22      $   22
  Commitments to fund bank credit facilities.......     $ 8      $   --      $   --
LIABILITIES:
  Policyholder account balances....................      --      $2,406      $2,300
  Payables for collateral under securities loaned
     and other transactions........................      --      $  529      $  529




                                                     NOTIONAL   CARRYING    ESTIMATED
                                                      AMOUNT      VALUE    FAIR VALUE
                                                     --------   --------   ----------
                                                               (IN MILLIONS)
DECEMBER 31, 2005


ASSETS:
  Fixed maturity securities........................     --       $2,348      $2,348
  Equity securities................................     --       $    1      $    1
  Mortgage loans on real estate....................     --       $   65      $   65
  Policy loans.....................................     --       $   28      $   28
  Short-term investments...........................     --       $   79      $   79
  Cash and cash equivalents........................     --       $   17      $   17
  Accrued investment income........................     --       $   24      $   24
LIABILITIES:
  Policyholder account balances....................     --       $2,630      $2,516
  Payables for collateral under securities loaned
     and other transactions........................     --       $  508      $  508


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

FIXED MATURITY AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

MORTGAGE LOANS ON REAL ESTATE AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

POLICY LOANS

     The carrying values for policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

12.  RELATED PARTIES

     The Company has entered into a master service agreement with Metropolitan Life who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $12 million, $9 million and $9 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company entered into a service agreement with MetLife Group, Incorporated ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the business of the Company. MetLife Group charged the Company $30 million; $24 million and $21 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has entered into various agreements with other affiliates to provide and receive services necessary to conduct their businesses. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses and fees incurred with affiliates

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


related to these agreements, recorded in other expenses, were $14 million, $15 million and $17 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has due (to)/from amounts with other affiliates for services necessary to conduct its business. The amounts due from affiliates were $1 million and $17 million at December 31, 2006 and 2005, respectively.

     The Company reinsures annuity and supplemental contracts, universal life and traditional life business to various affiliates. The reinsurance recoverables, included in premiums and other receivables, were $1,018 million and $921 million at December 31, 2006 and 2005, respectively. The ceded policy fees included in universal life and investment-type product policy fees were $33 million, $28 million and $20 million for the years ended December 31, 2006, 2005 and 2004, respectively. The Company had ceded benefits, included in policyholder benefits and claims, of $8 million, $11 million and $12 million for the years ended December 31, 2006, 2005, and 2004, respectively.

     As of December 31, 2006 and 2005, respectively, the Company held $77 million and $76 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool which is an affiliated partnership. These amounts are recorded as short-term investments on the balance sheets of the Company. Net investment income from these invested assets was $3 million, $3 million, and $5 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:


                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2006      2005      2004
                                                        ----      ----      ----
                                                              (IN MILLIONS)


Estimated fair value of assets transferred to
  affiliates.......................................     $127       $--      $197
Amortized cost of assets transferred to
  affiliates.......................................     $129       $--      $175
                                                        ----       ---      ----
Net investment gains (losses) recognized on
  transfers........................................     $ (2)      $--      $ 22
                                                        ====       ===      ====
Estimated fair value of assets transferred from
  affiliates.......................................     $ 21       $ 4      $ --
                                                        ====       ===      ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

 CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED DECEMBER 31, 2006, 2005
                                    AND 2004
                                      AND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of General American Life Insurance Company

     We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for defined benefit pension and other postretirement plans and for certain non-traditional long duration contracts and separate accounts as required by accounting guidance which the Company adopted on December 31, 2006 and January 1, 2004, respectively.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
April 11, 2007

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2006      2005
                                                              -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $15,282 and $14,089,
     respectively)..........................................  $16,134   $15,086
  Equity securities available-for-sale, at estimated fair
     value (cost: $205 and $199, respectively)..............      210       201
  Mortgage loans on real estate.............................      971       896
  Policy loans..............................................    2,664     2,645
  Real estate and real estate joint ventures
     held-for-investment....................................       56        54
  Other limited partnership interests.......................       20        27
  Short-term investments....................................      435       153
  Other invested assets.....................................    4,068     3,391
                                                              -------   -------
          Total investments.................................   24,558    22,453
Cash and cash equivalents...................................      357       268
Accrued investment income...................................      183       169
Premiums and other receivables..............................    3,256     2,762
Deferred policy acquisition costs and value of business
  acquired..................................................    3,388     3,139
Current income tax receivable...............................      168        --
Other assets................................................      339       332
Separate account assets.....................................    2,210     2,783
                                                              -------   -------
          Total assets......................................  $34,459   $31,906
                                                              =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits....................................  $10,291   $ 9,539
  Policyholder account balances.............................   10,398     9,880
  Other policyholder funds..................................    2,202     1,903
  Policyholder dividends payable............................      108       106
  Long-term debt............................................    1,258       501
  Junior subordinated debt securities.......................      399       399
  Shares subject to mandatory redemption....................      159       159
  Current income tax payable................................       --        11
  Deferred income tax liability.............................    1,022       696
  Payables for collateral under securities loaned and other
     transactions...........................................    1,642     1,383
  Other liabilities.........................................    1,736     1,683
  Separate account liabilities..............................    2,210     2,783
                                                              -------   -------
          Total liabilities.................................   31,425    29,043
                                                              -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDER'S EQUITY:
Common stock, par value $1.00 per share; 5,000,000 shares
  authorized;
  3,000,000 shares issued and outstanding...................        3         3
Additional paid-in capital..................................    1,839     1,836
Retained earnings...........................................      775       556
Accumulated other comprehensive income......................      417       468
                                                              -------   -------
          Total stockholder's equity........................    3,034     2,863
                                                              -------   -------
          Total liabilities and stockholder's equity........  $34,459   $31,906
                                                              =======   =======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (IN MILLIONS)

                                                               2006     2005     2004
                                                              ------   ------   ------
REVENUES
Premiums....................................................  $4,647   $4,179   $3,713
Universal life and investment-type product policy fees......     226      149      293
Net investment income.......................................   1,302    1,171    1,131
Other revenues..............................................      67       57       43
Net investment gains (losses)...............................     (14)      57       74
                                                              ------   ------   ------
          Total revenues....................................   6,228    5,613    5,254
                                                              ------   ------   ------
EXPENSES
Policyholder benefits and claims............................   3,935    3,714    3,203
Interest credited to policyholder account balances..........     405      374      400
Policyholder dividends......................................     170      171      173
Other expenses..............................................   1,361    1,147    1,256
                                                              ------   ------   ------
          Total expenses....................................   5,871    5,406    5,032
                                                              ------   ------   ------
Income from continuing operations before provision for
  income tax................................................     357      207      222
Provision for income tax....................................     125       66       73
                                                              ------   ------   ------
Income from continuing operations...........................     232      141      149
Income from discontinued operations, net of income tax......      --       --        1
                                                              ------   ------   ------
Income before cumulative effect of a change in accounting,
  net of income tax.........................................     232      141      150
Cumulative effect of a change in accounting, net of income
  tax.......................................................      --       --       15
                                                              ------   ------   ------
Net income..................................................  $  232   $  141   $  165
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (IN MILLIONS)

                                                                          ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
                                                                         -----------------------------------------------
                                                                                               FOREIGN         DEFINED
                                                 ADDITIONAL              NET UNREALIZED       CURRENCY         BENEFIT
                            PREFERRED   COMMON    PAID-IN     RETAINED     INVESTMENT        TRANSLATION         PLAN
                              STOCK     STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)      ADJUSTMENT       ADJUSTMENT   TOTAL
                            ---------   ------   ----------   --------   --------------      -----------      ----------   ------
Balance at January 1,
 2004.....................     $93        $3       $1,746       $309          $249               $24             $(5)      $2,419
Contribution of preferred
 stock by parent to
 subsidiary and retirement
 thereof..................     (93)                                                                                           (93)
Issuance of shares by
 subsidiary...............                              4                                                                       4
Capital contribution......                             93                                                                      93
Dividends on common
 stock....................                                       (40)                                                         (40)
Dividends on preferred
 stock....................                                        (6)                                                          (6)
Comprehensive income
 (loss):
 Net income...............                                       165                                                          165
 Other comprehensive
   income (loss):
   Unrealized investment
     gains (losses), net
     of related offsets
     and income tax.......                                                     107                                            107
   Foreign currency
     translation
     adjustments, net of
     income tax...........                                                                        14                           14
   Additional minimum
     pension liability
     adjustment, net of
     income tax...........                                                                                        (1)          (1)
                                                                                                                           ------
   Other comprehensive
     income (loss):.......                                                                                                    120
                                                                                                                           ------
 Comprehensive income
   (loss):................                                                                                                    285
                               ---        --       ------       ----          ----               ---             ---       ------
Balance at December 31,
 2004.....................      --         3        1,843        428           356                38              (6)       2,662
Sale of subsidiary........                              7                                                                       7
Equity transactions of
 majority owned
 subsidiary...............                            (14)                                                                    (14)
Dividends on common
 stock....................                                       (13)                                                         (13)
Comprehensive income
 (loss):
 Net income...............                                       141                                                          141
 Other comprehensive
   income (loss):
   Unrealized investment
     gains (losses), net
     of related offsets
     and income tax.......                                                      75                                             75
   Foreign currency
     translation
     adjustments, net of
     income tax...........                                                                         3                            3
   Additional minimum
     pension liability
     adjustment, net of
     income tax...........                                                                                         2            2
                                                                                                                           ------
   Other comprehensive
     income (loss):.......                                                                                                     80
                                                                                                                           ------
 Comprehensive income
   (loss):................                                                                                                    221
                               ---        --       ------       ----          ----               ---             ---       ------
Balance at December 31,
 2005.....................      --         3        1,836        556           431                41              (4)       2,863
Sale of subsidiary........                             (9)                                                                     (9)
Equity transactions of
 majority owned
 subsidiary...............                             12                                                                      12
Dividends on common
 stock....................                                       (13)                                                         (13)
Comprehensive income
 (loss):
 Net income...............                                       232                                                          232
 Other comprehensive
   income (loss):
   Unrealized investment
     gains (losses), net
     of related offsets
     and income tax.......                                                     (62)                                           (62)
   Foreign currency
     translation
     adjustments, net of
     income tax...........                                                                        11                           11
   Additional minimum
     pension liability
     adjustment, net of
     income tax...........                                                                                         1            1
                                                                                                                           ------
   Other comprehensive
     income (loss)........                                                                                                    (50)
                                                                                                                           ------
 Comprehensive income
   (loss):................                                                                                                    182
                                                                                                                           ------
 Adoption of SFAS 158, net
   of income tax..........                                                                                        (1)          (1)
                               ---        --       ------       ----          ----               ---             ---       ------
Balance at December 31,
 2006.....................     $--        $3       $1,839       $775          $369               $52             $(4)      $3,034
                               ===        ==       ======       ====          ====               ===             ===       ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (IN MILLIONS)

                                                               2006      2005      2004
                                                              -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   232   $   141   $   165
Adjustments to reconcile net income to net cash provided by
  operating activities:
     Depreciation and amortization expenses.................        8        12        14
     Amortization of premiums and accretion of discounts
       associated with investments, net.....................      (13)      (11)      (17)
     (Gains) losses from sales of investments and
       businesses, net......................................       14       (57)      (75)
     Interest credited to policyholder account balances.....      405       374       400
     Universal life and investment-type product policy
       fees.................................................     (226)     (149)     (293)
     Change in premiums and other receivables...............     (511)      (25)      151
     Change in deferred policy acquisition costs, net.......     (306)     (219)     (551)
     Change in insurance-related liabilities................      963       874       722
     Change in income tax receivable/payable................      194       (14)       90
     Change in other assets.................................       87       (93)       14
     Change in other liabilities............................       97        52       173
     Other, net.............................................      (24)       (2)      (16)
                                                              -------   -------   -------
Net cash provided by operating activities...................      920       883       777
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..............................    4,623     5,353     5,411
     Equity securities......................................       68        --        16
     Mortgage loans on real estate..........................       87       194        90
     Real estate and real estate joint ventures.............       --         6        19
     Other limited partnership interests....................        5         2        --
  Purchases of:
     Fixed maturity securities..............................   (6,056)   (6,686)   (6,783)
     Equity securities......................................      (40)      (28)      (29)
     Mortgage loans on real estate..........................     (160)      (38)     (223)
     Real estate and real estate joint ventures.............       (3)       (1)       (2)
     Other limited partnership interests....................       --        --        (1)
  Net change in short-term investments......................     (282)      (67)        4
  Proceeds from sales of businesses, net of cash disposed of
     $5, $0 and $0, respectively............................       71        37        --
  Net change in other invested assets.......................     (705)     (521)     (572)
  Other, net................................................      (50)      (18)      (52)
                                                              -------   -------   -------
Net cash used in investing activities.......................  $(2,442)  $(1,767)  $(2,122)
                                                              -------   -------   -------

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (IN MILLIONS)

                                                               2006     2005     2004
                                                              ------   ------   ------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...............................................  $1,446   $1,424   $2,245
     Withdrawals............................................    (828)    (953)  (1,139)
  Net change in payables for collateral under securities
     loaned and other transactions..........................     259      (78)     282
  Long-term debt issued.....................................     850       --        8
  Long-term debt repaid.....................................    (100)      (3)      (4)
  Capital contribution to parent from sales of subsidiaries,
     net....................................................      --        7       --
  Junior subordinated debt securities issued................      --      397       --
  Dividends on preferred stock..............................      --       --       (6)
  Dividends on common stock.................................     (13)     (13)     (40)
  Debt issuance costs.......................................     (13)      (6)      --
  Other, net................................................      10        5        2
                                                              ------   ------   ------
Net cash provided by financing activities...................   1,611      780    1,348
                                                              ------   ------   ------
Change in cash and cash equivalents.........................      89     (104)       3
Cash and cash equivalents, beginning of year................     268      372      369
                                                              ------   ------   ------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $  357   $  268   $  372
                                                              ======   ======   ======
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest...............................................  $   73   $   48   $   49
                                                              ======   ======   ======
     Income tax.............................................  $   --   $  143   $   36
                                                              ======   ======   ======
  Non-cash transactions during the year:
     Business dispositions:
       Assets disposed......................................  $  321   $   40   $   --
       Less: liabilities disposed...........................     236        3       --
                                                              ------   ------   ------
       Net assets disposed..................................  $   85   $   37   $   --
       Less: cash disposed..................................       5       --       --
                                                              ------   ------   ------
       Business dispositions, net of cash disposed..........  $   80   $   37   $   --
                                                              ======   ======   ======
     Transfer from funds withheld at interest to fixed
      maturity securities...................................  $   --   $   --   $  606
                                                              ======   ======   ======
     Capital contribution from parent.......................  $   --   $   --   $   93
                                                              ======   ======   ======
     Return of capital to parent from sale of subsidiary....  $   (9)  $   --   $   --
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (collectively the "Company"), is a wholly-owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. In December 2004, GenAmerica Financial Corporation, the former parent of the Company, was merged into GenAmerica, a subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals, group insurance and reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in forty-nine states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, Africa and Australia.

     On May 1, 2006, the Company sold its wholly-owned subsidiary, Paragon Life Insurance Company ("Paragon"), to its ultimate parent, MetLife. Immediately following the sale, Paragon merged with and into Metropolitan Life. Paragon is included in the accompanying consolidated financial statements until the date of its sale. See Note 16.

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American and Reinsurance Group of America, Incorporated ("RGA"). Intercompany accounts and transactions have been eliminated.

     The Company owned approximately 53% of RGA in 2006 and 2005 and 52% in 2004. See Note 12.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures' and partnerships' operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1,347 million and $1,200 million at December 31, 2006 and 2005, respectively.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation. Such reclassifications primarily included $399 million relating to junior subordinated debt securities at both December 31, 2006 and 2005, previously included in long-term debt.

     Since the Company is a member of a controlled group of affiliated companies its results may not be indicative of those of a stand-alone entity.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

        (i) the fair value of investments in the absence of quoted market values;

       (ii) investment impairments;

      (iii) the recognition of income on certain investments;

       (iv) the application of the consolidation rules to certain investments;

        (v) the fair value of and accounting for derivatives;

       (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

      (vii) the measurement of goodwill and related impairment, if any;

     (viii) the liability for future policy benefits;

       (ix) accounting for income taxes and the valuation of deferred tax assets;

        (x) accounting for reinsurance transactions;

       (xi) accounting for employee benefit plans; and

      (xii) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

Investments

     The Company's investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, real estate and real estate joint ventures, other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

     Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

     Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

     The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

     The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2); (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
(viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

     Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

     Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

     Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Real Estate Joint Ventures and Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments it follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

     Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

     Other Invested Assets. Other invested assets consist principally of funds withheld at interest.

     Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies, and equal to the net statutory reserves, are withheld and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES continue to be legally owned by the ceding companies. The Company records a funds withheld receivable rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the treaty terms which may be contractually specified or directly related to the investment portfolio and records it in net investment income.

     Other invested assets also include stand-alone derivatives with positive fair values and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts.

     Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

     The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

     The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

     Additionally, when the Company enters into certain structured investment transactions, real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities--An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

     The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards and futures, to manage the risk associated

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company may use credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses), in policyholder benefits and claims for economic hedges of liabilities embedded in certain variable annuity products offered by the Company or in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $105 million and $99 million at December 31, 2006 and 2005, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $71 million and $65 million at December 31, 2006 and 2005, respectively. Related depreciation and amortization expense was $7 million, $7 million and $6 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $56 million and $57 million at December 31, 2006 and 2005, respectively. Accumulated amortization of capitalized software was $30 million at both December 31, 2006 and 2005. Related amortization expense was $6 million, $11 million and $8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance, non-medical health insurance, and traditional

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. For participating contracts future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. Fair value is determined using a market multiple, a discounted cash flow model, or a cost approach. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 5% to 7%.

     Participating business represented approximately 31% and 31% of General American's life insurance in-force, and 56% and 55% of the number of life insurance policies in-force, at December 31, 2006 and 2005, respectively. Participating policies represented approximately 99%, 98% and 92% of gross life insurance premiums for the years ended December 31, 2006, 2005 and 2004, respectively. Total premiums for General American were $299 million, $311 million and $365 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 11%.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     The Company establishes future policy benefit liabilities for secondary guarantees relating to certain life policies as follows:

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's 500 Index ("S&P") experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances ("PAB") relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs are equal to (i) policy account values, which consist of an accumulation of gross premium payments and (ii) credited interest, ranging from 3% to 6% less expenses, mortality charges, and withdrawals.

Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death, and disability claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance.

Policyholder Dividends

     Policyholder dividends are approved annually by the Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

Income Taxes

     General American joined MetLife's includable affiliates in filing a federal income tax return in 2006. The consolidating companies have executed a tax allocation agreement. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and this agreement provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces federal tax expense. Pursuant to the tax allocation agreement, the amount due from affiliates is $238 million in 2006.

     Effective January 1, 2006, the Company began filing a consolidated Federal income tax return with MetLife's includable affiliates. Prior to 2006, the Company filed a separate consolidated U.S. Federal income tax return with its includable subsidiary.

Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive contracts are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

(i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

Employee Benefit Plans

     The Company's employees, who meet specified eligibility requirements, participate in pension, other postretirement and postemployment plans in various forms. These benefit plans are accounted for following the guidance outlined in SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), SFAS No. 106, Employers Accounting for Postretirement Benefits Other Than Pensions, SFAS No. 112, Employers Accounting for Postemployment Benefits--An Amendment of FASB Statements No. 5 and No. 43 and as of December 31, 2006, SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and SFAS No. 132(r)("SFAS 158"). The obligations and associated expense of these plans require an extensive use of assumptions such as the discount rate, expected return on plan assets and rate of future compensation increases, healthcare cost trend rates as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates, and mortality. Management, in consultation with its external consulting firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     As described more fully in "Adoption of New Accounting Pronouncements", effective December 31, 2006, the Company adopted SFAS 158. Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the benefit obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs as of December 31, 2006 are now charged, net of income tax, to accumulated other comprehensive income. Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, the Company adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement plans by requiring the:

         (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement plans;

        (ii) recognition as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs as of the end of the year of adoption;

       (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

        (iv) measurement of benefit plan assets and obligations as of the date of the statement of financial position; and

         (v) disclosure of additional information about the effects on the employer's statement of financial position.

     The adoption of SFAS 158 resulted in a reduction of $1 million, net of income tax, to accumulated other comprehensive income, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there is no impact of adoption due to changes in measurement date.

Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

         (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

        (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

        (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

Other Pronouncements

     Effective November 15, 2006, the Company adopted SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet an income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively Emerging Issues Task Force ("EITF") Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues ("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. The adoption of EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted EITF Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference; and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid-in capital. EITF 05-8 was applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments. The adoption of EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Effective July 1, 2005, the Company adopted EITF Issue No. 05-6, Determining the Amortization Period for Leasehold Improvements ("EITF 05-6"). EITF 05-6 provides guidance on determining the amortization period for leasehold improvements acquired in a business combination or acquired subsequent to lease inception. As required by EITF 05-6, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     In December 2004, the FASB issued FSP No. FAS 109-2, Accounting and Disclosure Guidance for the Foreign Earnings Repatriation Provision within the American Jobs Creation Act of 2004 ("FSP 109-2"). The American Jobs Creation Act of 2004 ("AJCA") introduced a one-time dividend received deduction on the repatriation of certain earnings to a U.S. taxpayer. FSP 109-2 provides companies additional time beyond the financial reporting period of enactment to evaluate the effects of the AJCA on their plans to repatriate foreign earnings for purposes of applying SFAS No. 109, Accounting for Income Taxes. FSP 109-2 did not have any impact on the Company's tax provision and deferred tax assets and liabilities.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1 ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA") issued by the American Institute of Certified Public Accountants ("AICPA"). SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policy benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity and universal life contracts by approximately $15 million, net of income tax, which has been reported as a cumulative effect of a change in accounting.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, the Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which are to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's preliminary evaluation work, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of between $1 million and $15 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets--an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 will result in a reduction to DAC and VOBA relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. The

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company estimates that the adoption of SOP 05-1 as of January 1, 2007 will result in a cumulative effect adjustment of approximately $4 million, net of income tax, which will be recorded as a reduction to retained earnings. In addition, the Company estimates that accelerated DAC and VOBA amortization will reduce 2007 net income by less than $1 million, net of income tax.

2.  INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                                    DECEMBER 31, 2006
                                                    --------------------------------------------------
                                                     COST OR    GROSS UNREALIZED
                                                    AMORTIZED   -----------------   ESTIMATED    % OF
                                                      COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                    ---------   --------   ------   ----------   -----
                                                                      (IN MILLIONS)
U.S. corporate securities.........................   $ 5,714     $  153     $ 71     $ 5,796      35.9%
Residential mortgage-backed securities............     3,158         13       33       3,138      19.5
Foreign corporate securities......................     1,890        390       13       2,267      14.1
Foreign government securities.....................     1,576        450        5       2,021      12.5
Commercial mortgage-backed securities.............     1,259         14       14       1,259       7.8
Asset-backed securities...........................       854          4        2         856       5.3
U.S. Treasury/agency securities...................       657          3        5         655       4.1
State and political subdivision securities........        72          1        1          72       0.4
Other fixed maturity securities...................       102         --       32          70       0.4
                                                     -------     ------     ----     -------     -----
  Total fixed maturity securities.................   $15,282     $1,028     $176     $16,134     100.0%
                                                     =======     ======     ====     =======     =====
Non-redeemable preferred stocks...................   $   191     $    4     $  2     $   193      91.9%
Common stocks.....................................        14          3       --          17       8.1
                                                     -------     ------     ----     -------     -----
  Total equity securities.........................   $   205     $    7     $  2     $   210     100.0%
                                                     =======     ======     ====     =======     =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                    DECEMBER 31, 2005
                                                    --------------------------------------------------
                                                     COST OR    GROSS UNREALIZED
                                                    AMORTIZED   -----------------   ESTIMATED    % OF
                                                      COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                    ---------   --------   ------   ----------   -----
                                                                      (IN MILLIONS)
U.S. corporate securities.........................   $ 5,665     $  237     $ 51     $ 5,851      38.8%
Residential mortgage-backed securities............     3,198         12       35       3,175      21.0
Foreign corporate securities......................     1,658        413        6       2,065      13.6
Foreign government securities.....................     1,396        454        1       1,849      12.3
Commercial mortgage-backed securities.............     1,080         16       14       1,082       7.2
Asset-backed securities...........................       522          6        3         525       3.5
U.S. Treasury/agency securities...................       434          3        2         435       2.9
State and political subdivision securities........        42          1       --          43       0.3
Other fixed maturity securities...................        94         --       33          61       0.4
                                                     -------     ------     ----     -------     -----
  Total fixed maturity securities.................   $14,089     $1,142     $145     $15,086     100.0%
                                                     =======     ======     ====     =======     =====
Common stocks.....................................   $    25     $    3     $  1     $    27      13.4%
Non-redeemable preferred stocks...................       174          3        3         174      86.6
                                                     -------     ------     ----     -------     -----
  Total equity securities.........................   $   199     $    6     $  4     $   201     100.0%
                                                     =======     ======     ====     =======     =====

     The Company held foreign currency derivatives with notional amounts of $670 million and $575 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $452 million and $416 million at December 31, 2006 and 2005, respectively. These securities had net unrealized gains of $18 million and $20 million at December 31, 2006 and 2005, respectively. There were no non-income producing fixed maturity securities at December 31, 2006. Non-income producing fixed maturity securities were less than $1 million at December 31, 2005. Unrealized gains (losses) associated with non-income producing fixed maturity securities were insignificant at both December 31, 2006 and 2005.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                                 DECEMBER 31,
                                                -----------------------------------------------
                                                         2006                     2005
                                                ----------------------   ----------------------
                                                 COST OR                  COST OR
                                                AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                  COST      FAIR VALUE     COST      FAIR VALUE
                                                ---------   ----------   ---------   ----------
                                                                 (IN MILLIONS)
Due in one year or less.......................   $   326     $   331      $   232     $   234
Due after one year through five years.........     2,052       2,103        1,571       1,617
Due after five years through ten years........     2,649       2,680        2,996       3,078
Due after ten years...........................     4,984       5,767        4,490       5,375
                                                 -------     -------      -------     -------
  Subtotal....................................    10,011      10,881        9,289      10,304
Mortgage-backed and other asset-backed
  securities..................................     5,271       5,253        4,800       4,782
                                                 -------     -------      -------     -------
  Total fixed maturity securities.............   $15,282     $16,134      $14,089     $15,086
                                                 =======     =======      =======     =======

     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2006     2005     2004
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Proceeds...................................................  $3,989   $5,608   $2,555
Gross investment gains.....................................  $   47   $   99   $   96
Gross investment losses....................................  $  (67)  $  (65)  $  (32)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                DECEMBER 31, 2006
                                     ------------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                      LESS THAN 12 MONTHS         THAN 12 MONTHS               TOTAL
                                     ----------------------   ----------------------   ----------------------
                                     ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                       FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                       VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                     ---------   ----------   ---------   ----------   ---------   ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........   $1,397        $19        $1,322        $ 52       $2,719        $ 71
Residential mortgage-backed
  securities.......................      855          7         1,267          26        2,122          33
Foreign corporate securities.......      407          8           139           5          546          13
Foreign government securities......      267          4            31           1          298           5
Commercial mortgage-backed
  securities.......................      319          1           508          13          827          14
Asset-backed securities............      272          1            60           1          332           2
U.S. Treasury/agency securities....      458          4            60           1          518           5
State and political subdivision
  securities.......................       29         --            13           1           42           1
Other fixed maturity securities....       71         32            --          --           71          32
                                      ------        ---        ------        ----       ------        ----
  Total fixed maturity
     securities....................   $4,075        $76        $3,400        $100       $7,475        $176
                                      ======        ===        ======        ====       ======        ====
Equity securities..................   $   49        $ 1        $   16        $  1       $   65        $  2
                                      ======        ===        ======        ====       ======        ====
Total number of securities in an
  unrealized loss position.........      907                      676                    1,583
                                      ======                   ======                   ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                DECEMBER 31, 2005
                                     ------------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                      LESS THAN 12 MONTHS         THAN 12 MONTHS               TOTAL
                                     ----------------------   ----------------------   ----------------------
                                     ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                       FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                       VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                     ---------   ----------   ---------   ----------   ---------   ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........   $2,154        $44         $179         $ 7        $2,333        $ 51
Residential mortgage-backed
  securities.......................    2,178         29          182           6         2,360          35
Foreign corporate securities.......      242          5           12           1           254           6
Foreign government securities......       87          1           --          --            87           1
Commercial mortgage-backed
  securities.......................      716         14           13          --           729          14
Asset-backed securities............      200          2           41           1           241           3
U.S. Treasury/agency securities....      214          2            1          --           215           2
State and political subdivision
  securities.......................        7         --           --          --             7          --
Other fixed maturity securities....       --         --           38          33            38          33
                                      ------        ---         ----         ---        ------        ----
  Total fixed maturity
     securities....................   $5,798        $97         $466         $48        $6,264        $145
                                      ======        ===         ====         ===        ======        ====
Equity securities..................   $   92        $ 3         $  7         $ 1        $   99        $  4
                                      ======        ===         ====         ===        ======        ====
Total number of securities in an
  unrealized loss position.........    1,118                     108                     1,226
                                      ======                    ====                    ======

AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                 DECEMBER 31, 2006
                                            ------------------------------------------------------------
                                                 COST OR          GROSS UNREALIZED        NUMBER OF
                                              AMORTIZED COST            LOSS              SECURITIES
                                            ------------------   ------------------   ------------------
                                            LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                               20%       MORE       20%       MORE       20%       MORE
                                            ---------   ------   ---------   ------   ---------   ------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months......................   $3,369      $ 8       $ 58        $2         621         4
Six months or greater but less than nine
  months..................................      184       --          3        --          78        --
Nine months or greater but less than
  twelve months...........................      640       --         14        --         204        --
Twelve months or greater..................    3,516        1        101        --         675         1
                                             ------      ---       ----        --       -----      ----
  Total...................................   $7,709      $ 9       $176        $2       1,578         5
                                             ======      ===       ====        ==       =====      ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                 DECEMBER 31, 2005
                                            ------------------------------------------------------------
                                                 COST OR          GROSS UNREALIZED        NUMBER OF
                                              AMORTIZED COST            LOSS              SECURITIES
                                            ------------------   ------------------   ------------------
                                            LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                               20%       MORE       20%       MORE       20%       MORE
                                            ---------   ------   ---------   ------   ---------   ------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months......................   $5,148      $ 2       $ 79        $1         960         3
Six months or greater but less than nine
  months..................................      251       --          6        --          51         1
Nine months or greater but less than
  twelve months...........................      589       --         14        --         103        --
Twelve months or greater..................      520        2         49        --         107         1
                                             ------      ---       ----        --       -----      ----
  Total...................................   $6,508      $ 4       $148        $1       1,221         5
                                             ======      ===       ====        ==       =====      ====

     At December 31, 2006 and 2005, $176 million and $148 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $2 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 22% of the cost or amortized cost of such securities. All such unrealized losses were in an unrealized loss position for less than six months. At December 31, 2005, $1 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 25% of the cost or amortized cost of such securities. All such unrealized losses were in an unrealized loss position for less than six months.

     The Company held one fixed maturity security with a gross unrealized loss at December 31, 2006 of equal to or greater than $10 million. This security represented approximately 6%, or $10 million, of the gross unrealized loss on fixed maturity and equity securities. The Company held no fixed maturity or equity securities with a gross unrealized loss at December 31, 2005 greater than $10 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2006 and 2005, the Company had $178 million and $149 million, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                              DECEMBER 31,
                                                              -------------
                                                              2006    2005
                                                              -----   -----
SECTOR:
U.S. corporate securities...................................    40%     34%
Residential mortgage-backed securities......................    19      23
Foreign corporate securities................................     7       4
Foreign government securities...............................     3       1
Commercial mortgage-backed securities.......................     8       9
U.S. Treasury/agency securities.............................     3       1
Other.......................................................    20      28
                                                               ---     ---
  Total.....................................................   100%    100%
                                                               ===     ===
INDUSTRY:
Mortgage-backed.............................................    27%     32%
Industrial..................................................    16       9
Utility.....................................................    13       4
Finance.....................................................    11       4
Government..................................................     6       2
Other.......................................................    27      49
                                                               ---     ---
  Total.....................................................   100%    100%
                                                               ===     ===

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $1,566 million and $1,266 million and an estimated fair value of $1,587 million and $1,312 million were on loan under the program at December 31, 2006 and 2005, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $1,640 million and $1,371 million at December 31, 2006 and 2005, respectively. There was no security collateral on deposit from customers in connection with securities lending transactions at December 31, 2006 and 2005.

ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had assets on deposit with regulatory agencies with a fair market value of $1,009 million and $842 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity securities. Company securities held in trust to satisfy collateral requirements had an amortized cost of $2,228 million and $1,452 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity securities.

MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate were categorized as follows:

                                                                  DECEMBER 31,
                                                       -----------------------------------
                                                             2006               2005
                                                       ----------------   ----------------
                                                       AMOUNT   PERCENT   AMOUNT   PERCENT
                                                       ------   -------   ------   -------
                                                                  (IN MILLIONS)
Commercial mortgage loans............................   $925       95%     $883       98%
Agricultural mortgage loans..........................     46        5        14        2
                                                        ----      ---      ----      ---
  Subtotal...........................................    971      100%      897      100%
                                                                  ===                ===
Less: Valuation allowances...........................     --                  1
                                                        ----               ----
  Mortgage loans on real estate......................   $971               $896
                                                        ====               ====

     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2006, 21%, 9% and 8% of the value of the Company's mortgage loans on real estate were located in California, Florida and Illinois, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2006      2005      2004
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Balance at January 1........................................    $ 1       $ 3       $ 2
Additions...................................................     --        --         2
Deductions..................................................     (1)       (2)       (1)
                                                                ---       ---       ---
Balance at December 31......................................    $--       $ 1       $ 3
                                                                ===       ===       ===

     The Company's impaired mortgage loans on real estate with valuation allowances was $6 million for the year ended December 31, 2006. The valuation allowances associated with these mortgages was less than $1 million for the year ended December 31, 2006. There were no impaired mortgage loans on real estate without valuation

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES allowances for the year ended December 31, 2006. The Company did not have impaired mortgage loans on real estate for the year ended December 31, 2005.

     The average investment in impaired loans was $1 million, $3 million and $11 million for the years ended December 31, 2006, 2005 and 2004, respectively. Interest income on impaired loans was less than $1 million for both the years ended December 31, 2006 and 2005, and $2 million for the year ended December 31, 2004.

REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate and real estate joint ventures consisted of the following:

                                                              DECEMBER 31,
                                                              -------------
                                                              2006    2005
                                                              -----   -----
                                                              (IN MILLIONS)
Real estate.................................................  $ 68    $ 67
Accumulated depreciation....................................   (14)    (13)
                                                              ----    ----
Net real estate.............................................    54      54
Real estate joint ventures..................................     2      --
                                                              ----    ----
Real estate and real estate joint ventures..................  $ 56    $ 54
                                                              ====    ====

     All of the Company's real estate and real estate joint ventures are classified as held-for-investment. Related depreciation expense was $1 million for each of the years ended December 31, 2006, 2005 and 2004.

     The Company did not own real estate acquired in satisfaction of debt at December 31, 2006 and 2005.

     Real estate and real estate joint ventures were categorized as follows:

                                                                  DECEMBER 31,
                                                       -----------------------------------
                                                             2006               2005
                                                       ----------------   ----------------
                                                       AMOUNT   PERCENT   AMOUNT   PERCENT
                                                       ------   -------   ------   -------
                                                                  (IN MILLIONS)
Office...............................................   $37        66%     $37        69%
Retail...............................................     2         4%      --         0%
Industrial...........................................    17        30%      17        31%
                                                        ---       ---      ---       ---
     Total...........................................   $56       100%     $54       100%
                                                        ===       ===      ===       ===

     At December 31, 2006, 96% and 4% of the Company's real estate holdings were located in California and Florida, respectively.

FUNDS WITHHELD AT INTEREST

     Funds withheld at interest, included in other invested assets, were $3,806 million and $3,316 million at December 31, 2006 and 2005, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2006     2005     2004
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Fixed maturity securities..................................  $  864   $  772   $  700
Equity securities..........................................      16       11       19
Mortgage loans on real estate..............................      63       75       76
Real estate and real estate joint ventures.................      12       11       14
Policy loans...............................................     154      159      159
Other limited partnership interests........................      (1)      (5)      (4)
Cash, cash equivalents and short-term investments..........      17       11        6
Interest on funds held at interest.........................     257      192      225
Other......................................................      16        9      (25)
                                                             ------   ------   ------
  Total investment income..................................   1,398    1,235    1,170
Less: Investment expenses..................................      96       64       39
                                                             ------   ------   ------
  Net investment income....................................  $1,302   $1,171   $1,131
                                                             ======   ======   ======

     For the years ended December 31, 2006, 2005 and 2004, affiliated investment income of $4 million, less than $1 million and $3 million, respectively, related to fixed maturity securities and short-term investments, is included in the table above.

NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                              2006   2005   2004
                                                              ----   ----   ----
                                                                (IN MILLIONS)
Fixed maturity securities...................................  $(27)  $32    $46
Equity securities...........................................     6    --      4
Mortgage loans on real estate...............................     1    10      1
Real estate and real estate joint ventures..................    --     4      2
Other limited partnership interests.........................    --    --     (3)
Derivatives.................................................     8   (15)    31
Other.......................................................    (2)   26     (7)
                                                              ----   ---    ---
  Net investment gains (losses).............................  $(14)  $57    $74
                                                              ====   ===    ===

     There were no affiliated investment gains (losses) for the year ended December 31, 2006. For the years ended December 31, 2005 and 2004, affiliated investment gains (losses) of $29 million and $7 million, respectively, are included in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $1 million, $2 million and $14 million for the years ended December 31, 2006, 2005 and 2004, respectively.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2006     2005     2004
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturity securities...................................   $852     $997     $848
Equity securities...........................................      5        2        6
Derivatives.................................................     (2)      (2)       1
Minority interest...........................................   (159)    (171)    (105)
Other invested assets.......................................    (20)     (39)     (57)
                                                               ----     ----     ----
  Subtotal..................................................    676      787      693
                                                               ----     ----     ----
Amounts allocated from:
  Deferred policy acquisition costs.........................    (27)     (45)     (87)
                                                               ----     ----     ----
Deferred income tax.........................................   (280)    (311)    (250)
                                                               ----     ----     ----
  Subtotal..................................................   (307)    (356)    (337)
                                                               ----     ----     ----
Net unrealized investment gains (losses)....................   $369     $431     $356
                                                               ====     ====     ====

     The changes in net unrealized investment gains (losses) are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2006     2005     2004
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Balance, January 1,.........................................   $431     $356     $249
Unrealized investment gains (losses) during the year........   (111)      94      107
Unrealized gains (losses) relating to:
  DAC and VOBA..............................................     18       42       77
  Deferred income tax.......................................     31      (61)     (77)
                                                               ----     ----     ----
Balance, December 31,.......................................   $369     $431     $356
                                                               ====     ====     ====
Net change in unrealized investment gains (losses)..........   $(62)    $ 75     $107
                                                               ====     ====     ====

STRUCTURED INVESTMENT TRANSACTIONS

     The Company invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments, included in fixed maturity securities, was approximately $71 million and $61 million at December 31, 2006 and 2005, respectively. The related net investment income recognized was $9 million, $3 million and $5 million for the years ended December 31, 2006, 2005 and 2004, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                     DECEMBER 31, 2006
                                                                  ------------------------
                                                                  NOT PRIMARY BENEFICIARY
                                                                  ------------------------
                                                                                 MAXIMUM
                                                                    TOTAL      EXPOSURE TO
                                                                  ASSETS(1)      LOSS(2)
                                                                  ----------   -----------
                                                                       (IN MILLIONS)
    Other limited partnership interests(3)......................    $   14         $ 6
    Other investments(4)........................................     2,754          56
                                                                    ------         ---
      Total.....................................................    $2,768         $62
                                                                    ======         ===

---------------

(1) The assets of the other limited partnership interests and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to other limited partnership interests and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships.

(4) Other investments include securities that are not asset-backed securitizations or collateralized debt obligations.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:

                                                   DECEMBER 31, 2006                 DECEMBER 31, 2005
                                            -------------------------------   -------------------------------
                                                        CURRENT MARKET OR                 CURRENT MARKET OR
                                                            FAIR VALUE                        FAIR VALUE
                                            NOTIONAL   --------------------   NOTIONAL   --------------------
                                             AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                            --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Interest rate swaps.......................   $  359     $29         $2         $  377     $38         $ 1
Financial futures.........................      213       2         --             --      --          --
Foreign currency swaps....................       31      --          4             33       1           3
Foreign currency forwards.................      643      20         --            546      --          37
Financial forwards........................       --      --          1             --      --          --
Credit default swaps......................      241      --         --            155      --          --
                                             ------     ---         --         ------     ---         ---
  Total...................................   $1,487     $51         $7         $1,111     $39         $41
                                             ======     ===         ==         ======     ===         ===

     The above table does not include notional values for equity variance swaps. At both December 31, 2006 and 2005, the Company owned 4,500 equity variance swaps contracts. Market values of equity variance swaps are included in financial forwards in the preceding table.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:

                                                                    REMAINING LIFE
                                              ----------------------------------------------------------
                                                            AFTER ONE    AFTER FIVE
                                                               YEAR        YEARS
                                              ONE YEAR OR    THROUGH      THROUGH     AFTER TEN
                                                 LESS       FIVE YEARS   TEN YEARS      YEARS     TOTAL
                                              -----------   ----------   ----------   ---------   ------
                                                                    (IN MILLIONS)
Interest rate swaps.........................     $ 46          $ 71         $ 87        $155      $  359
Financial futures...........................      213            --           --          --         213
Foreign currency swaps......................       --             6           14          11          31
Foreign currency forwards...................      643            --           --          --         643
Credit default swaps........................       --           231           10          --         241
                                                 ----          ----         ----        ----      ------
  Total.....................................     $902          $308         $111        $166      $1,487
                                                 ====          ====         ====        ====      ======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity variance swaps are used by the Company primarily to hedge liabilities. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:

                                                   DECEMBER 31, 2006                 DECEMBER 31, 2005
                                            -------------------------------   -------------------------------
                                                            FAIR VALUE                        FAIR VALUE
                                            NOTIONAL   --------------------   NOTIONAL   --------------------
                                             AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                            --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Fair value................................   $    3     $--        $  --       $    5     $ 1         $--
Cash flow.................................        9      --           --           26      --           3
Non-qualifying............................    1,475      51            7        1,080      38          38
                                             ------     ---        -----       ------     ---         ---
  Total...................................   $1,487     $51        $   7       $1,111     $39         $41
                                             ======     ===        =====       ======     ===         ===

     The Company recognized insignificant net investment income (expense) from qualifying settlement payments for the years ended December 31, 2006, 2005 and 2004.

     The Company recognized net investment gains from non-qualifying settlement payments of $3 million, $11 million, and $18 million for the years ended December 31, 2006, 2005 and 2004, respectively.

FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2006, 2005 and 2004. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2006, 2005 and 2004.

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and
(iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the year ended December 31, 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the years ended December 31, 2005 and 2004, the Company recognized insignificant amounts in net investment gains (losses), which represent the ineffective portion of all cash flow hedges.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2006, 2005 and 2004.

     For the year ended December 31, 2006, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was insignificant. For the years ended December 31, 2005 and 2004, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was ($2) million and $1 million, respectively. At both December 31, 2006 and 2005, the net amount accumulated in other comprehensive income (loss) relating to cash flow hedges was ($2) million. At December 31, 2004, the net amount accumulated in other comprehensive income (loss) relating to cash flow hedges was $1 million.

     At December 31, 2006, an insignificant amount of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2007.

NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) credit default swaps to diversify credit risk exposure to certain portfolios; and (v) equity variance swaps and interest rate futures to economically hedge liabilities embedded in certain variable annuity products.

     For the years ended December 31, 2006, 2005 and 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of ($3) million, ($34) million and ($13) million, respectively, related to derivatives that do not qualify for hedge accounting.

EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include modified coinsurance contracts. The fair value of the Company's embedded derivative assets was $57 million and $50 million at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $2 million at December 31, 2006. The amounts recorded and included in net investment gains (losses) during the years ended December 31, 2006, 2005 and 2004 were gains of $7 million, $7 million and $26 million, respectively.

CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company enters into various collateral arrangements, which require the accepting of collateral in connection with its derivative instruments.

     As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $2 million and $12 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of December 31, 2006, the Company pledged collateral of $2 million, which is included in fixed maturity securities. As of December 31, 2005, the Company had no pledged collateral. The counterparties are permitted by contract to sell or repledge this collateral.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                               DAC     VOBA   TOTAL
                                                              ------   ----   ------
                                                                  (IN MILLIONS)
Balance at January 1, 2004..................................  $2,003   $636   $2,639
  Capitalizations...........................................     960     --      960
                                                              ------   ----   ------
          Subtotal..........................................   2,963    636    3,599
                                                              ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..........................       3      1        4
     Unrealized investment gains (losses)...................      --    (77)     (77)
     Other expenses.........................................     450     41      491
                                                              ------   ----   ------
          Total amortization................................     453    (35)     418
                                                              ------   ----   ------
  Less: Dispositions and other..............................    (107)    23      (84)
                                                              ------   ----   ------
Balance at December 31, 2004................................   2,617    648    3,265
  Capitalizations...........................................     649     --      649
                                                              ------   ----   ------
          Subtotal..........................................   3,266    648    3,914
                                                              ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..........................      12      2       14
     Unrealized investment gains (losses)...................     (28)   (14)     (42)
     Other expenses.........................................     652     31      683
                                                              ------   ----   ------
          Total amortization................................     636     19      655
                                                              ------   ----   ------
  Less: Dispositions and other..............................     120     --      120
                                                              ------   ----   ------
Balance at December 31, 2005................................   2,510    629    3,139
  Capitalizations...........................................     761     --      761
                                                              ------   ----   ------
          Subtotal..........................................   3,271    629    3,900
                                                              ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..........................       2     (2)      --
     Unrealized investment gains (losses)...................      (3)   (15)     (18)
     Other expenses.........................................     570    (15)     555
                                                              ------   ----   ------
          Total amortization................................     569    (32)     537
                                                              ------   ----   ------
  Less: Dispositions and other..............................     (52)    27      (25)
                                                              ------   ----   ------
Balance at December 31, 2006................................  $2,754   $634   $3,388
                                                              ======   ====   ======

     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $32 million in 2007, $35 million in 2008, $34 million in 2009, $32 million in 2010 and $36 million in 2011.

     Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired and is included in other assets. Information regarding goodwill is as follows:

                                                              DECEMBER 31,
                                                              -------------
                                                              2006    2005
                                                              -----   -----
                                                              (IN MILLIONS)
Balance at January 1,.......................................  $134    $134
Dispositions and other, net.................................    (3)     --
                                                              ----    ----
Balance at December 31,.....................................  $131    $134
                                                              ====    ====

6.  INSURANCE

SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $1,997 million and $2,435 million at December 31, 2006 and 2005, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $213 million and $348 million at December 31, 2006 and 2005, respectively. The average interest rate credited on these contracts was 4.0% for each of the years ended December 31, 2006 and 2005.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $84 million, $113 million and $110 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     For the years ended December 31, 2006, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                               AT DECEMBER 31,
                                       ---------------------------------------------------------------
                                                    2006                             2005
                                       ------------------------------   ------------------------------
                                           IN THE            AT             IN THE            AT
                                       EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                       --------------   -------------   --------------   -------------
                                                                (IN MILLIONS)
ANNUITY CONTRACTS(1)
TWO TIER ANNUITIES
  General account value..............       N/A               $296           N/A               $299
  Net amount at risk(2)..............       N/A                $53(4)        N/A                $36(4)
  Average attained age of                   N/A           58 years           N/A           58 years
     contractholders.................

                                                              AT DECEMBER 31,
                                             -------------------------------------------------
                                                      2006                      2005
                                             -----------------------   -----------------------
                                             SECONDARY     PAID UP     SECONDARY     PAID UP
                                             GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                             ----------   ----------   ----------   ----------
                                                               (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate
  account).................................    $1,024        N/A           $924        N/A
Net amount at risk(2)......................   $19,066(3)     N/A        $19,900(3)     N/A
Average attained age of policyholders......  56 years        N/A       55 years        N/A

---------------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

(3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(4) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                            UNIVERSAL AND
                                          ANNUITY CONTRACTS            VARIABLE LIFE CONTRACTS
                                      --------------------------   -------------------------------
                                      GUARANTEED    GUARANTEED
                                        DEATH      ANNUITIZATION   SECONDARY     PAID UP
                                       BENEFITS      BENEFITS      GUARANTEES   GUARANTEES   TOTAL
                                      ----------   -------------   ----------   ----------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2004..........     N/A            $7             $5          N/A        $12
Incurred guaranteed benefits........     N/A            --              2          N/A          2
Paid guaranteed benefits............     N/A            --             (2)         N/A         (2)
                                         ---            --             --          ---        ---
Balance at December 31, 2004........     N/A             7              5          N/A         12
Incurred guaranteed benefits........     N/A            --              1          N/A          1
                                         ---            --             --          ---        ---
Balance at December 31, 2005........     N/A             7              6          N/A         13
Incurred guaranteed benefits........     N/A            --             --          N/A         --
Paid guaranteed benefits............     N/A            --             --          N/A         --
                                         ---            --             --          ---        ---
Balance at December 31, 2006........     N/A            $7             $6          N/A        $13
                                         ===            ==             ==          ===        ===

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                              DECEMBER 31,
                                                              -------------
                                                              2006    2005
                                                              -----   -----
                                                              (IN MILLIONS)
Mutual Fund Groupings
  Equity....................................................   $16     $11
  Bond......................................................     1       1
  Money market..............................................     3       2
                                                               ---     ---
     Total..................................................   $20     $14
                                                               ===     ===

7.  REINSURANCE

     General American's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. General American has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, General American reinsured up to 90% of the mortality risk for all new individual life insurance. This practice was initiated for different products starting at various points in time between the mid-1990's and 2000. During 2005, General American changed its retention practices for certain individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, General American reinsures up to 90% of the mortality risk in excess of $1 million for most new individual life insurance policies that it writes and for certain individual life policies the retention strategy remained unchanged. On a case by case basis, General American may retain up to $2.5 million per life and reinsure 100% of amounts in excess of General American's retention limits. RGA retains a maximum of $6 million of coverage per individual life with respect to its assumed business. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

     In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2006     2005     2004
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Direct premiums............................................  $  415   $  445   $  485
Reinsurance assumed........................................   4,737    4,222    3,648
Reinsurance ceded..........................................    (505)    (488)    (420)
                                                             ------   ------   ------
Net premiums...............................................  $4,647   $4,179   $3,713
                                                             ======   ======   ======
Reinsurance recoverables netted against policyholder
  benefits and claims......................................  $   87   $   57   $  177
                                                             ======   ======   ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The reinsurance assumed premium for the years ended December 31, 2006, 2005 and 2004 include $4,735 million, $4,220 million and $3,645 million, respectively, from RGA, a life reinsurer.

     Reinsurance recoverables, included in premiums and other receivables, were $1,137 million and $1,029 million at December 31, 2006 and 2005, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $47 million and $61 million at December 31, 2006 and 2005, respectively.

     Total universal life and investment-type product policy fees include ceded amounts of $149 million, $334 million and $124 million for the years ended December 31, 2006, 2005 and 2004, respectively, of which $103 million, $277 million and $69 million, respectively, are affiliated.

8.  LONG-TERM DEBT

     Long-term debt outstanding is as follows:

                                      INTEREST RATES
                                 ------------------------                 DECEMBER 31,
                                                 WEIGHTED                 -------------
                                     RANGE       AVERAGE     MATURITY      2006    2005
                                 -------------   --------   -----------   ------   ----
                                                                          (IN MILLIONS)
Senior notes...................  6.19% - 6.75%     6.30%    2011 - 2036   $1,050   $300
Fixed rate notes...............  5.76% - 6.47%     5.95%    2007 - 2011      107    101
Surplus notes..................      7.63%         7.63%       2024          100     99
Other notes....................    8% - 12%        9.85%    2009 - 2016        1      1
                                                                          ------   ----
  Total long-term debt.........                                           $1,258   $501
                                                                          ======   ====

     The aggregate maturities of long-term debt as of December 31, 2006 for the next five years are $30 million in 2007, less than $1 million in 2008, less than $1 million in 2009, $50 million in 2010, $228 million in 2011 and $950 million thereafter.

     Unsecured senior debt ranks highest in priority and consists of senior notes, fixed rate notes and other notes with varying interest rates; followed by subordinated debt which consists of junior subordinated debentures and surplus notes. Payments of interest and principal on the Company's surplus notes which are subordinate to all other debt may be made only with the prior approval of the insurance department of the state of domicile.

SENIOR NOTES

     RGA repaid a $100 million 7.25% senior note which matured on April 1, 2006.

     On June 28, 2006, Timberlake Financial L.L.C., ("Timberlake"), a subsidiary of RGA, completed an offering of $850 million of Series A Floating Rate Insured Notes due June 2036, which is included in the Company's long-term debt. Interest on the notes will accrue at an annual rate of 1-month LIBOR plus a base margin, payable monthly. The notes represent senior, secured indebtedness of Timberlake with no recourse to RGA or its other subsidiaries. Up to $150 million of additional notes may be offered in the future. The proceeds of the offering provide long-term collateral to support Regulation XXX statutory reserves on 1.5 million term life insurance policies with guaranteed level premium periods reinsured by RGA Reinsurance Company, a U.S. subsidiary of RGA. Issuance costs associated with the offering of the notes of $13 million have been capitalized, are included in other assets, and will be amortized using the effective interest method over the period from the issuance date of the notes until their maturity.

INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $69 million, $48 million and $49 million for the years ended December 31, 2006, 2005 and 2004, respectively and does not include interest expense on junior subordinated debt securities. See Note 9.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

CREDIT FACILITIES AND LETTERS OF CREDIT

     Credit Facilities. RGA maintains committed and unsecured credit facilities aggregating $668 million as of December 31, 2006. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements. Information on these facilities as of December 31, 2006 is as follows:

                                                               LETTER OF CREDIT                UNUSED
           BORROWER(S)               EXPIRATION     CAPACITY      ISSUANCES       DRAWDOWN   COMMITMENTS
---------------------------------  --------------   --------   ----------------   --------   -----------
                                                                       (IN MILLIONS)
Reinsurance Group of America,
  Inc. ..........................  May 2007           $ 29           $ --           $ 29        $ --
Reinsurance Group of America,
  Inc. ..........................  September 2010      600            315             50         235
Reinsurance Group of America,
  Inc. ..........................  March 2011           39             --             28          11
                                                      ----           ----           ----        ----
Total............................                     $668           $315           $107        $246
                                                      ====           ====           ====        ====

     Letters of Credit. At December 31, 2006, RGA had outstanding $457 million in letters of credit from various banks, of which $315 million were part of committed facilities. Since commitments associated with letters of credit and financing arrangements may expire unused, these amounts do not necessarily reflect the Company's actual future cash funding requirements.

     Certain of RGA's debt agreements contain financial covenant restrictions related to, among other things, liens, the issuance and disposition of stock of restricted subsidiaries, minimum requirements of consolidated net worth, maximum ratios of debt to capitalization, change of control provisions, and minimum rating requirements. A material ongoing covenant default could require immediate payment of the amount due, including principal, under the various agreements. Additionally, RGA's debt agreements contain cross-default covenants, which would make outstanding borrowings immediately payable in the event of a material uncured covenant default under any of the agreements, including, but not limited to, non-payment of indebtedness when due for amounts greater than $25 million, or $50 million depending on the agreement, bankruptcy proceedings, and any other event which results in the acceleration of the maturity of indebtedness. The facility fee and interest rate for RGA's credit facilities is based on its senior long-term debt ratings. A decrease in those ratings could result in an increase in costs for the credit facilities. As of December 31, 2006, RGA had $706 million in outstanding borrowings, excluding $850 million of Timberlake notes, under its long-term and junior subordinated debt agreements and was in compliance with all covenants under those agreements. The ability of RGA to make debt principal and interest payments depends on the earnings and surplus of subsidiaries, investment earnings on undeployed capital proceeds, and RGA's ability to raise additional funds.

     RGA guarantees the payment of amounts outstanding under the credit facility maintained by its subsidiary operation in Australia. The total amount of debt outstanding, subject to the guarantee, as of December 31, 2006 was $28 million.

9.  JUNIOR SUBORDINATED DEBENTURES

     On December 8, 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed rate of 6.75% up to but not including the scheduled redemption date. The securities may be redeemed at par in whole or in part beginning on December 15, 2015. In the event the junior subordinated debentures are not redeemed on or before the scheduled redemption date of December 15, 2015, interest on these junior subordinated debentures will accrue at an annual rate of three-month LIBOR plus a margin equal to 2.665%, payable quarterly in arrears. The final maturity of the debentures is December 15, 2065. RGA has the right to, and in certain circumstances the requirement to, defer interest payments on the debentures for a period up to ten years. Interest compounds during periods of deferral. Issuance costs associated with the offering of the junior subordinated debentures of $6 million have been capitalized, are included in other assets, and will be

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES amortized using the effective interest method over the period from the issuance date of the junior subordinated debentures until their scheduled redemption.

     Interest expense on the junior subordinated debentures was $27 million and $2 million for the years ended December 31, 2006 and 2005, respectively.

10. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     RGA Capital Trust I. In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50.

     The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million, net of unamortized discounts of $66 million, at both December 31, 2006 and 2005.

11.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2006      2005     2004
                                                              -------   ------   ------
                                                                    (IN MILLIONS)
Current:
  Federal...................................................   $(154)    $ 23      $(7)
  Foreign...................................................      41       70        4
                                                               -----     ----      ---
  Subtotal..................................................    (113)      93       (3)
                                                               -----     ----      ---
Deferred:
  Federal...................................................     228      (31)      70
  Foreign...................................................      10        4        6
                                                               -----     ----      ---
  Subtotal..................................................     238      (27)      76
                                                               -----     ----      ---
Provision for income tax....................................   $ 125     $ 66      $73
                                                               =====     ====      ===

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2006      2005      2004
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Tax provision at U.S. statutory rate........................   $125       $72       $78
Tax effect of:
  Foreign tax rate differing from U.S. tax rate.............     (2)       (2)       (1)
  Tax-exempt investment income..............................     (2)       (1)       (3)
  State and local income tax................................      1         1         1
  Valuation allowance for carryforward items................     --        (2)       (2)
  Other, net................................................      3        (2)       --
                                                               ----       ---       ---
Provision for income tax....................................   $125       $66       $73
                                                               ====       ===       ===

     General American has been audited by the Internal Revenue Service for the years through and including 2000. Commencing in 2000, the Company was included as part of the overall MetLife examination. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

     RGA's U.S. tax returns have been audited by the relevant taxing authorities for all years through 2002. RGA believes established tax contingency reserves are adequate in relation to the potential for additional assessments. Once established, reserves are adjusted as information becomes available or when an event requiring a change to the reserve occurs. The resolution of tax matters in the future could have an effect on RGA's effective rate.

     Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                DECEMBER 31,
                                                              ----------------
                                                               2006      2005
                                                              -------   ------
                                                               (IN MILLIONS)
Deferred income tax assets:
  Employee benefits.........................................  $    35   $   28
  Investments...............................................       27       --
  Loss and credit carryforwards.............................      781      728
  Other.....................................................       71       51
                                                              -------   ------
                                                                  914      807
  Less: Valuation allowance.................................        5        5
                                                              -------   ------
                                                                  909      802
                                                              -------   ------

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                DECEMBER 31,
                                                              ----------------
                                                               2006      2005
                                                              -------   ------
                                                               (IN MILLIONS)
Deferred income tax liabilities:
  DAC.......................................................    1,141    1,002
  Liability for future policy benefits......................      486      137
  Investments...............................................       --       39
  Net unrealized investment gains...........................      280      311
  Other.....................................................       24        9
                                                              -------   ------
                                                                1,931    1,498
                                                              -------   ------
Net deferred income tax liability...........................  $(1,022)  $ (696)
                                                              =======   ======

     The Company has not recognized a deferred tax liability for the undistributed earnings of its foreign subsidiaries, except for RGA International Reinsurance Company Ltd. and RGA Global Reinsurance Company, Ltd., because the Company considers these earnings to be permanently reinvested and does not expect these earnings to be repatriated in the foreseeable future.

     The Company believes that it is more likely than not that the deferred tax assets established will be realized except for the amount of the valuation allowance. As of December 31, 2006 and 2005, a valuation allowance for deferred tax assets of approximately $5 million and $5 million, respectively, was provided on the net operating losses and capital losses of General American Argentina Seguros de Vida, S.A., RGA South Africa Holdings, RGA Financial Products Limited, and RGA UK Services Limited. At December 31, 2006, the Company's subsidiaries had net operating loss carryforwards of $2,236 million. The remaining loss carryforwards are expected to be utilized during the period allowed.

12.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

LITIGATION

     Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. In addition, claims have been brought relating to the sale of mutual funds and other products.

     As of December 31, 2006, there were approximately 37 sales practices litigation matters pending against the Company. The Company continues to vigorously defend against the claims in these matters. Some sales practices claims have been resolved through settlement, others have been won by dispositive motions, or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, mutual funds and other products may be commenced in the future.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to the Company's sales of individual life insurance policies or annuities or other products. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

     A policyholder filed a lawsuit against the Company, its administrator (The Paul Revere Life Insurance Company, "Paul Revere") and Provident Life and Accident Insurance Company in an Arizona state court for damages in connection with the denial of her claim for disability benefits. The defendants removed the case to the United States District Court for the District of Arizona. Following a trial, a jury entered a verdict of approximately $85 million against the defendants. Defendants thereafter filed a motion seeking judgment as a matter of law, or alternatively a

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES new trial and/or remittitur. On September 16, 2003, the trial court granted the defendants' motion for remittitur, reducing the punitive damages from $79 million to $7 million, and awarding plaintiff $600,000 of the more than $2 million requested in attorneys' fees, but otherwise denied the defendants' post-trial motion. The total amount of the judgment is approximately $14.3 million. The Ninth Circuit affirmed the approximately $14.3 million judgment in its entirety. Pursuant to a reinsurance agreement between the Company and Paul Revere, the Company believes its share of the judgment is 20 percent. However, Paul Revere has requested that the Company pay an additional $2.4 million, over and above the 20 percent share. The Company has declined this request. Paul Revere and the Company have agreed to submit the issue to binding arbitration. If arbitration is pursued, the limit of the Company's possible exposure is approximately $2 million.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Securities and Exchange Commission ("SEC") has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through the Company. As previously reported, in May 2004, the Company received a "Wells Notice" stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against the Company. Under the SEC procedures, the Company can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. The Company has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations. The Company, at the present time, is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In December 2006, Metropolitan Life resolved a previously disclosed investigation by the Office of the Attorney General of the State of New York related to payments to intermediaries in the marketing and sale of group life and disability, group long-term care and group accidental death and dismemberment insurance and related matters. In the settlement, Metropolitan Life did not admit liability as to any issue of fact or law. Among other things, Metropolitan Life has agreed to certain business reforms relating to compensation of producers of group insurance, compensation disclosures to group insurance clients and the adoption of related standards of conduct, some of which it had implemented following the commencement of the investigation. Metropolitan Life has paid a fine and has made a payment to a restitution fund. It is the opinion of management that Metropolitan Life's resolution of this matter will not adversely affect its business. The Holding Company and/or subsidiaries have received subpoenas and/or other discovery requests from regulators, state attorneys general or other governmental authorities in other states, including Connecticut, Massachusetts, California, Florida, and Ohio, seeking, among other things, information and documents regarding contingent commission payments to brokers, the Holding Company's and/or subsidiaries' awareness of any "sham" bids for business, bids and quotes that the Holding Company and/or subsidiaries submitted to potential customers, incentive agreements entered into with brokers, or compensation paid to intermediaries. The Holding Company and/or subsidiaries also have received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker Universal Life Resources. The Holding Company and/or subsidiaries continue to cooperate fully with these inquiries and are responding to the subpoenas and other discovery requests.

Summary

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2006, 2005 and 2004. At December 31, 2006 and 2005, the Company maintained a liability of $5 million, and a related asset for premium tax offsets of $3 million for the undiscounted future assessments in respect of impaired, insolvent or failed insurers. The Company maintains, at December 31, 2006 and 2005, an asset related to paid assessments representing currently available premium tax offsets of less than $1 million.

COMMITMENTS

LEASES

     Future minimum rental income and minimum gross rental payments relating to lease agreements are as follows:

                                                        RENTAL INCOME   GROSS RENTAL PAYMENTS
                                                        -------------   ---------------------
                                                                    (IN MILLIONS)
2007..................................................       $6                  $9
2008..................................................       $5                  $8
2009..................................................       $2                  $7
2010..................................................       $1                  $7
2011..................................................       $1                  $4
Thereafter............................................       $1                  $9

COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $34 million and $32 million at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next three to five years.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $20 million and $26 million at December 31, 2006 and 2005, respectively.

COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amounts of these unfunded commitments were $11 million at December 31, 2006. The Company did not have unfunded commitments related to bank credit facilities at December 31, 2005.

OTHER COMMITMENTS

     On December 12, 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of approximately $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and purchased the shares in the open market over the subsequent few months to return to the lenders. RGA would either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February 2006, the final purchase price was determined resulting in a cash settlement substantially equal to the aggregate cost. RGA recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of the treasury stock. At December 31, 2006, the Company's ownership was approximately 53% of RGA.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $2 million to $45 million, with a cumulative maximum of $102 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The fair value of the remaining indemnities, guarantees and commitments entered into during 2006 was insignificant and thus, no liabilities were recorded. The Company's recorded liability at December 31, 2006 and 2005 for indemnities, guarantees and commitments is insignificant.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

13.  EMPLOYEE BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company's employees, sales representatives and retirees participate in qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans sponsored by Metropolitan Life. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually, for each account balance. The majority of the Plan's obligation is calculated using the traditional formula. The non-qualified plan provides supplemental pension benefits to certain executive level employees and retirees.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for employees and retirees through a plan sponsored by Metropolitan Life. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical.

     The Company is allocated both pension and other postretirement expenses from Metropolitan Life associated with benefits provided to its employees and has no legal obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosures below. The Company's share of pension expense was $8 million for each of the years ended December 31, 2006, 2005 and 2004. In addition, the Company's share of postretirement expense was $3 million, $3 million and $2 million for the years ended December 31, 2006, 2005 and 2004, respectively. The combined allocated benefit expense is included in the accompanying consolidated statements of income.

     The Company continues to sponsor non-qualified defined benefit pension plans. Accordingly, the obligations and related net periodic expense associated with these plans are included in the accompanying consolidated financial statements and the additional disclosures below. These non-qualified plans have ceased accepting new participants. Participants with accrued benefits continue to earn vesting service while employed, but are not accruing additional benefits in these plans.

     RGA also sponsors a separate defined benefit pension plan for its eligible employees, as well as a postretirement plan. Employees of RGA may also become eligible for certain postretirement medical and life insurance benefits if they attain retirement age, with sufficient service, while working for RGA. The assets and obligations of the RGA plans, along with the related net periodic expense, are included in the accompanying consolidated financial statements and additional disclosures below.

     Effective December 31, 2006, the Company adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement plans and eliminated the additional minimum pension liability provision of SFAS 87. The Company's additional minimum pension liability was $7 million at December 31, 2005, $4 million net of income tax, and was recorded as a reduction of accumulated other comprehensive income. At December 31, 2006, immediately prior to adopting SFAS 158, the Company's additional minimum pension liability was $6 million, $4 million, net of income tax, and remained as a reduction of accumulated other comprehensive income. Upon adoption of SFAS 158, the Company eliminated the additional

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of actuarial gains and losses, and prior service costs and credits that had not yet been included in net periodic benefit cost at the date of adoption. The following table summarizes the adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans:

                                                             DECEMBER 31, 2006
                                            ----------------------------------------------------
                                                          ADDITIONAL
                                                           MINIMUM
                                                PRE        PENSION     ADOPTION OF      POST
                                             SFAS 158     LIABILITY     SFAS 158      SFAS 158
BALANCE SHEET CAPTION                       ADJUSTMENTS   ADJUSTMENT   ADJUSTMENT    ADJUSTMENTS
---------------------                       -----------   ----------   -----------   -----------
                                                               (IN MILLIONS)
Other liabilities: Accrued pension benefit
  cost....................................     $(47)          $1           $(3)         $(49)
Other liabilities: Accrued postretirement
  benefit cost............................     $ (7)          $--          $(5)         $(12)
                                                              --           ---
Accumulated other comprehensive income
  (loss), before income tax:
  Defined benefit plans...................     $ (7)          $1           $(8)         $(14)
Minority interest.........................                    $--          $ 8
Deferred income tax.......................                    $--          $(1)
                                                              --           ---
Accumulated other comprehensive income
  (loss), net of income tax:
  Defined benefit plans...................     $ (4)          $1           $(1)         $ (4)
                                                              ==           ===

     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                         DECEMBER 31,
                                                              -----------------------------------
                                                                                       OTHER
                                                                                  POSTRETIREMENT
                                                              PENSION BENEFITS       BENEFITS
                                                              -----------------   ---------------
                                                               2006      2005      2006     2005
                                                              -------   -------   ------   ------
                                                                         (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........   $ 60      $ 53      $ 10     $  9
  Service cost..............................................      3         2         1        1
  Interest cost.............................................      4         3        --       --
  Change in benefits........................................      5        --        --       --
  Actuarial loss............................................      2         5         1       --
  Benefits paid.............................................     (3)       (3)       --       --
                                                               ----      ----      ----     ----
Benefit obligation at end of year...........................     71        60        12       10
                                                               ----      ----      ----     ----
Change in plan assets:
Fair value of plan assets at beginning of year..............     16        14        --       --
  Actual return on plan assets..............................      2        --        --       --
  Employer contribution.....................................      7         2        --       --
  Benefits paid.............................................     (3)       --        --       --
                                                               ----      ----      ----     ----
Fair value of plan assets at end of year....................     22        16        --       --
                                                               ----      ----      ----     ----
Funded status at end of year................................   $(49)      (44)     $(12)     (10)
                                                               ====                ====
  Unrecognized net actuarial losses.........................               23                  4
  Unrecognized prior service cost...........................              (20)                --
                                                                         ----               ----
Net amount recognized.......................................             $(41)              $ (6)
                                                                         ====               ====
Components of net amounts recognized:
  Qualified plan accrued benefit cost.......................             $ (2)              $ --
  Non-qualified plan accrued benefit cost...................              (39)                (6)
                                                                         ----               ----
     Total accrued benefit cost.............................              (41)                (6)
  Additional minimum pension liability......................               (7)                --
                                                                         ----               ----
  Net amount recognized.....................................             $(48)              $ (6)
                                                                         ====               ====
Amounts recognized in consolidated balance sheet consist of:
  Other liabilities.........................................   $(49)     $(48)     $(12)    $ (6)
                                                               ----      ----      ----     ----
                                                               $(49)     $(48)     $(12)    $ (6)
                                                               ====      ====      ====     ====
Accumulated other comprehensive (income) loss:
  Net actuarial losses......................................   $ 23      $ --      $  5     $ --
  Prior service credit......................................    (14)       --        --       --
  Additional minimum pension liability......................     --         7        --       --
                                                               ----      ----      ----     ----
                                                                  9         7         5       --
Deferred income tax and minority interest...................     (7)       (2)       (3)      --
                                                               ----      ----      ----     ----
                                                               $  2      $  5      $  2     $ --
                                                               ====      ====      ====     ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans are as follows:

                                    QUALIFIED PLAN      NON-QUALIFIED PLAN          TOTAL
                                    ---------------     -------------------     -------------
                                    2006      2005       2006        2005       2006     2005
                                    -----     -----     -------     -------     ----     ----
                                                          (IN MILLIONS)
Aggregate fair value of plan
  assets..........................   $22       $16       $ --        $ --       $ 22     $ 16
Aggregate projected benefit
  obligation......................    25        22         46          38         71       60
                                     ---       ---       ----        ----       ----     ----
Over (under) funded...............   $(3)      $(6)      $(46)       $(38)      $(49)    $(44)
                                     ===       ===       ====        ====       ====     ====

     The accumulated benefit obligation for all defined benefit pension plans was $61 million and $53 million at December 31, 2006 and 2005, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                              DECEMBER 31,
                                                              -------------
                                                              2006    2005
                                                              -----   -----
                                                              (IN MILLIONS)
Projected benefit obligation................................   $45     $60
Accumulated benefit obligation..............................   $40     $53
Fair value of plan assets...................................   $--     $16

     The projected benefit obligation exceeded assets for all pension and postretirement plans at December 31, 2006 and 2005.

     The components of net periodic benefit cost recognized in net income are as follows:

                                                                            OTHER
                                                                        POSTRETIREMENT
                                                  PENSION BENEFITS         BENEFITS
                                                 ------------------   ------------------
                                                 2006   2005   2004   2006   2005   2004
                                                 ----   ----   ----   ----   ----   ----
                                                              (IN MILLIONS)
Service cost...................................   $3     $2     $2     $1     $1     $1
Interest cost..................................    4      3      3     --     --     --
Expected return on plan assets.................   (2)    (1)    (1)    --     --     --
Amortization net loss..........................    1      1      1     --     --     --
Amortization of prior service credit...........   (2)    (2)    (2)    --     --     --
                                                  --     --     --     --     --     --
  Net periodic benefit cost....................   $4     $3     $3     $1     $1     $1
                                                  ==     ==     ==     ==     ==     ==

     The estimated net actuarial loss and prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year are $1 million and $2 million, respectively.

     It is anticipated that no amortization of net actuarial loss will occur from accumulated other comprehensive income into net periodic benefit cost for the other postretirement plans over the next year.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSUMPTIONS

     Assumptions used in determining benefit obligations are as follows:

                                                                     DECEMBER 31,
                                                             -----------------------------
                                                                                OTHER
                                                               PENSION     POSTRETIREMENT
                                                              BENEFITS        BENEFITS
                                                             -----------   ---------------
                                                             2006   2005    2006     2005
                                                             ----   ----   ------   ------
Weighted average discount rate.............................  5.85%  5.77%   5.75%    5.75%
Rate of compensation increase..............................  4.25%  4.25%    N/A      N/A

     Assumptions used in determining net periodic benefit cost are as follows:

                                                              DECEMBER 31,
                                       ----------------------------------------------------------
                                          PENSION BENEFITS         OTHER POSTRETIREMENT BENEFITS
                                       ----------------------     -------------------------------
                                       2006     2005     2004      2006        2005        2004
                                       ----     ----     ----     -------     -------     -------
Weighted average discount rate.......  5.75%    5.76%    5.46%     5.75%       5.75%       6.50%
Expected rate of return on plan
  assets.............................  8.50%    8.50%    8.50%      N/A         N/A         N/A
Rate of compensation increase........  4.25%    4.25%    4.25%      N/A         N/A         N/A

     The discount rate is based on the yield of a hypothetical portfolio constructed of bonds rated AA or better by Moody's Investors Services available on the valuation date measured on a yield to worst basis, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The expected return on plan assets for use in the plan's valuation in 2007 is currently anticipated to be 8.50% for pension benefits.

     The assumed healthcare cost trend rates used in measuring the accumulated pension benefit obligation and net periodic benefit cost were as follows:

                                                        DECEMBER 31,
                                       -----------------------------------------------
                                                2006                     2005
                                       ----------------------   ----------------------
Pre-Medicare eligible claims.........  10% down to 5% in 2012   11% down to 5% in 2012
Medicare eligible claims.............  10% down to 5% in 2012   11% down to 5% in 2012

     Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                    ONE PERCENT INCREASE   ONE PERCENT DECREASE
                                                    --------------------   --------------------
                                                                  (IN THOUSANDS)
Effect on total of service and interest cost
  components......................................         $  339                $  (270)
Effect on accumulated postretirement benefit
  obligation......................................         $2,891                $(2,219)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

PLAN ASSETS

     The targeted and weighted average allocations of the pension plan assets are as follows:

                                                              TARGET   DECEMBER 31,
                                                              ------   -------------
                                                               2007    2006    2005
                                                              ------   -----   -----
ASSET CATEGORY
Equity securities...........................................    75%      76%     75%
Fixed maturity securities...................................    25%      24%     25%
                                                               ---      ---     ---
  Total.....................................................   100%     100%    100%
                                                               ===      ===     ===

     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification and partial liability immunization. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

CASH FLOWS

     In 2007, the Company expects to make contributions of $11 million to its pension plans, which includes $4 million of benefit payments for its non-qualified pension plans. Benefit payments are funded from the Company's general assets as they become due under the provision of the plans.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company, and current regulations do not require specific funding levels for these benefits. While the Company has partially funded such plans in advance, it has been the Company's practice to use their general assets to pay claims as they come due in lieu of utilizing plan assets. The Company does not anticipate making any contributions other than benefits payments to its postretirement plan.

     Gross benefit payments for the next ten years, which reflect expected future service as appropriate, are expected to be as follows:

                                                                                   OTHER
                                                                               POSTRETIREMENT
                                                            PENSION BENEFITS      BENEFITS
                                                            ----------------   --------------
                                                                      (IN MILLIONS)
2007......................................................        $ 4              $  --
2008......................................................        $ 4              $  --
2009......................................................        $ 5              $  --
2010......................................................        $ 6              $  --
2011......................................................        $ 6              $  --
2012-2016.................................................        $34              $   2

SAVINGS AND INVESTMENT PLANS

     The Company's employees participate in savings and investment plans for which a portion of employee contributions are matched. The Company's expense was $2 million, $3 million and $3 million to these plans during the years ended December 31, 2006, 2005 and 2004, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

14.  EQUITY

PARENT'S INTEREST IN PREFERRED STOCK OF A SUBSIDIARY

     In December 2004, MetLife contributed to the Company 93,402 Preferred Shares of Equity Intermediary Company ("EIC"), a former subsidiary of the Company. Upon the dissolution of EIC, the Company retired the shares and recorded a contribution of capital of $93 million from GenAmerica.

DIVIDEND RESTRICTIONS

     Under Missouri Insurance Law, General American is permitted, without prior regulatory clearance to pay a stockholder dividend to its parent as long as the aggregate amount of all such dividends in any calendar year does not exceed the greater of: (i) 10% of its statutory surplus to policyholders as of the immediately preceding calendar year or (ii) its statutory net gain from operations (excluding realized investment gains) for the immediately preceding calendar year. General American will be permitted to pay a stockholder dividend to GenAmerica in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Missouri Director of Insurance (the "Director"). For the years ended December 31, 2006, 2005 and 2004, the Company paid to GenAmerica $13 million, $13 million and $40 million, respectively, in dividends for which prior insurance regulatory clearance was not required. Based on amounts at December 31, 2006, General American could pay to GenAmerica a stockholder dividend of $222 million without prior approval of the Director in 2007.

STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. General American, its U.S. insurance subsidiary and RGA's U.S. insurance subsidiaries each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of General American, its U.S. insurance subsidiary and RGA's U.S. insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     Statutory net income (loss) of General American, a Missouri domiciled insurer, was $316 million, ($50) million and ($80) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Missouri State Department of Insurance, was $2,142 million and $1,677 million at December 31, 2006 and 2005, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2006, 2005 and 2004 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2006      2005     2004
                                                              -------   ------   ------
                                                                    (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year......................................................   $(115)    $137     $178
Income tax effect of holding gains (losses).................      38      (61)     (75)
Reclassification adjustments:
  Recognized holding gains (losses) included in current year
     income.................................................      16      (35)     (57)
  Amortization of premiums and accretion of discounts
     associated with investments............................     (12)      (8)     (14)
  Income tax effect.........................................      (1)      21       30
Allocation of holding gains on investments relating to other
  policyholder amounts......................................      18       42       77
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts................................      (6)     (21)     (32)
                                                               -----     ----     ----
Net unrealized investment gains (losses)....................     (62)      75      107
Foreign currency translation adjustment.....................      11        3       14
Minimum pension liability adjustment........................       1        2       (1)
                                                               -----     ----     ----
Other comprehensive income (loss)...........................   $ (50)    $ 80     $120
                                                               =====     ====     ====

15.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2006     2005     2004
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Compensation...............................................  $   21   $   39   $   46
Commissions................................................     904      493    1,076
Interest and debt issue cost...............................      96       50       48
Amortization of DAC and VOBA...............................     555      697      495
Capitalization of DAC......................................    (761)    (649)    (960)
Minority interest..........................................     211      164      162
Insurance taxes............................................     239      186      175
Other......................................................      96      167      214
                                                             ------   ------   ------
  Total other expenses.....................................  $1,361   $1,147   $1,256
                                                             ======   ======   ======

16.  ACQUISITIONS AND DISPOSITIONS

     On May 1, 2006, the Company sold Paragon to MetLife. The Company received consideration of $71 million, net of cash sold of $5 million, for Paragon. The amount received below book value was recorded as a return of capital to MetLife of $9 million. Total assets and total liabilities of Paragon at December 31, 2005 were $727 million

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES and $643 million, respectively. Total revenues of Paragon included in the Company's consolidated revenues were $23 million, $61 million and $51 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     In March, 2005, the Company dissolved its wholly-owned subsidiary, GenAmerican Management Corporation, into its parent.

     In March 2005, the Company sold its White Oak and Krisman subsidiaries to Metropolitan Life for consideration of $44 million. The amount received above book value was recorded as a capital contribution from Metropolitan Life of $7 million. Total assets and total liabilities of the entities sold at December 31, 2004 were $40 million and $3 million, respectively. Total revenues of the entities sold included in the Company's consolidated revenues were less than $1 million and $7 million for the years ended December 31, 2005 and 2004, respectively.

     In December 2004, EIC, a wholly-owned subsidiary of the Company, was dissolved. See Note 14.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     The following information presents the components of income from discontinued real estate operations:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              -----     -----     ----
                                                                   (IN MILLIONS)
Investment income...........................................  $ --      $ --      $ 2
Investment expense..........................................    --        --       (1)
                                                              -----     -----     ---
  Income from discontinued operations, net of income tax....  $ --      $ --      $ 1
                                                              =====     =====     ===

     There were no real estate investments related to discontinued operations as of December 31, 2006 and 2005.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Amounts related to the Company's financial instruments are as follows:

                                                           NOTIONAL   CARRYING   ESTIMATED
                                                            AMOUNT     VALUE     FAIR VALUE
DECEMBER 31, 2006                                          --------   --------   ----------
                                                                    (IN MILLIONS)
Assets:
  Fixed maturity securities..............................             $16,134     $16,134
  Equity securities......................................             $   210     $   210
  Mortgage loans on real estate..........................             $   971     $   943
  Policy loans...........................................             $ 2,664     $ 2,664
  Short-term investments.................................             $   435     $   435
  Cash and cash equivalents..............................             $   357     $   357
  Accrued investment income..............................             $   183     $   183
  Mortgage loan commitments..............................    $20      $    --     $    --
  Commitments to fund bank credit facilities.............    $11      $    --     $    --
Liabilities:
  Policyholder account balances..........................             $ 5,739     $ 4,999
  Long-term debt.........................................             $ 1,258     $ 1,293
  Junior subordinated debt securities....................             $   399     $   400
  Shares subject to mandatory redemption.................             $   159     $   226
  Payables for collateral under securities loaned and
     other transactions..................................             $ 1,642     $ 1,642

                                                           NOTIONAL   CARRYING   ESTIMATED
                                                            AMOUNT     VALUE     FAIR VALUE
DECEMBER 31, 2005                                          --------   --------   ----------
                                                                    (IN MILLIONS)
Assets:
  Fixed maturity securities..............................             $15,086     $15,086
  Equity securities......................................             $   201     $   201
  Mortgage loans on real estate..........................             $   896     $   898
  Policy loans...........................................             $ 2,645     $ 2,645
  Short-term investments.................................             $   153     $   153
  Cash and cash equivalents..............................             $   268     $   268
  Accrued investment income..............................             $   169     $   169
  Mortgage loan commitments..............................    $26      $    --     $    --
Liabilities:
  Policyholder account balances..........................             $ 5,356     $ 4,727
  Long-term debt.........................................             $   501     $   638
  Junior subordinated debt securities....................             $   399     $   315
  Shares subject to mandatory redemption.................             $   159     $   228
  Payables for collateral under securities loaned and
     other transactions..................................             $ 1,383     $ 1,383

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

POLICY LOANS

     The carrying values for policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

LONG-TERM DEBT, JUNIOR SUBORDINATED DEBT SECURITIES AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The fair values of long-term debt, junior subordinated debt securities, and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximates fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate swaps, credit default and foreign currency swaps and foreign currency forwards are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

     The Company has entered into a master service agreement with Metropolitan Life, who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $55 million, $60 million and $94 million, included in other expenses, for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company entered into a service agreement with MetLife Group, Incorporated ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the business of the Company. MetLife Group charged the Company $8 million, $16 million and $24 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     In 2005, the Company entered into broker-dealer wholesale sales agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $2 million, $10 million and $18 million, included in other expenses, for the years ended December 31, 2006, 2005 and 2004, respectively. These agreements also allow the Company to be a distributor for other affiliated companies. The other affiliates agree to compensate the Company for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Company received fees for this service of $11 million, $4 million and $2 million, included in other expenses, for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has entered into various agreements with other affiliates to provide or receive services necessary to conduct their businesses. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses
(fees) associated with affiliates related to these agreements, included in other expenses, were $31 million, ($13) million and ($12) million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has affiliated receivables and payables with affiliates for services necessary to conduct its business. The amounts due (to)/from the Company were $4 million and ($8) million at December 31, 2006 and 2005, respectively.

     The Company reinsures traditional, universal, and group life business to various affiliates. The amounts reinsured consisted of assumed fees, included in universal life and investment-type product policy fees, of $56 million, $1 million and $2 million, and assumed benefits, included in policyholder benefits and claims, of $86 million, $110 million and $29 million for the years ended December 31, 2006, 2005 and 2004, respectively. Additionally, the Company had ceded premiums of $20 million, $38 million, and $14 million for the years ended December 31, 2006, 2005 and 2004, respectively. Reinsurance recoverables, included in premiums and other receivables, were $200 million and $182 million as of December 31, 2006 and 2005, respectively.

     Effective September 30, 2005, the Company recaptured its reinsurance agreement with Missouri Reinsurance (Barbados) Inc. ("Missouri"), an affiliate. This agreement ceded, on a coinsurance basis, all business owned life insurance policies. As a result of the recapture of this agreement, the Company paid a recapture fee of $15 million to Missouri and $276 million in assets supporting the liabilities on this treaty were transferred from Missouri to the Company.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Effective January 1, 2005, the Company entered into a reinsurance agreement to cede an in-force block of business to MetLife Investors USA Insurance Company ("MLI USA"), an affiliate. This agreement covered certain term and universal life policies issued by the Company on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, the Company transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in-force as of December 31, 2004. As a result of the transfer of assets, the Company recognized a realized gain of $20 million, net of income taxes. The Company also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005. For the policies issued on or after January 1, 2005, the Company ceded premiums and related fees of $119 million and $192 million and ceded benefits and related costs of $98 million and $143 million for the years ended December 31, 2006 and 2005, respectively. Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2006 and 2005 were $1,020 million and $932 million, respectively.

     Effective January 1, 2005, the Company recaptured its reinsurance agreement with Exeter Reassurance Company, Ltd., an affiliate. This agreement ceded, on a modified co-insurance basis, certain policies issued by the Company with universal life secondary guarantees. There was no recapture fee paid since the terms of the recapture agreement for this treaty resulted in no fees due to either party. For the year ended December 31, 2005, the final treaty settlement resulted in a pre-tax gain of $1 million.

     On December 23, 2004, the Company dissolved its wholly-owned subsidiary, EIC. Prior to the dissolution, EIC had preferred stock issued and outstanding held by MetLife. Upon dissolution, MetLife contributed the preferred shares to the Company through its parent in the form of a capital contribution for $93 million.

     At December 31, 2006 and 2005, the Company held $238 million and $0 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool, an affiliated partnership. This amount is recorded as a short-term investment on the consolidated balance sheets of the Company. Net investment income from this invested asset was $4 million, less than $1 million and $1 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2006     2005     2004
                                                              ------    -----    -----
                                                                   (IN MILLIONS)
Estimated fair value of assets transferred to affiliates....  $  --     $536     $198
Amortized cost of assets transferred to affiliates..........     --      501      191
                                                              -----     ----     ----
Net investment gains (losses) recognized on transfers.......  $  --     $ 35     $  7
                                                              =====     ====     ====
Estimated fair value of assets transferred from
  affiliates................................................  $  --     $382     $  7

20.  SUBSEQUENT EVENTS

     On March 9, 2007, RGA issued $300 million of 10-year senior notes with a fixed rate of 5.625 percent, payable semiannually. RGA expects to use the net proceeds of the offering to repay $50 million indebtedness under a bank credit facility and for general corporate purposes. RGA repaid $30 million of the bank credit facility debt in March 2007.

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.               Financial Statements
                 ---------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.               Report of Independent Registered Public Accounting Firm.

2.               Statement of Assets and Liabilities as of December 31, 2006.

3.               Statement of Operations for the year ended December 31, 2006.

4. Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005.

5.               Notes to Financial Statements

The following financial statements of the Company are included in Part B hereof:

1.               Report of Independent Registered Public Accounting Firm.

2.               Balance Sheets as of December 31, 2006 and 2005.

3.               Statements of Income for the years ended December 31, 2006,
                 2005 and 2004.

4. Statements of Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004.

5.               Statements of Cash Flows for the years ended December 31, 2006,
                 2005 and 2004.

6.               Notes to Financial Statements.

The following consolidated financial statements of General American Life Insurance Company (the "Guarantor") are included in Part B hereof:

1.               Report of Independent Registered Public Accounting Firm.

2.               Consolidated Balance Sheets as of December 31, 2006 and 2005.

3. Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004.

4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004.

5. Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.

6.               Notes to Consolidated Financial Statements.


b.               Exhibits
                 ---------------------------------------------------------------

1.   (i)         Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(5)

     (ii) Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(14)

2.               Not Applicable.

3.   (i)         Form of Principal Underwriter's and Selling Agreement(8)

     (ii) Principal Underwriter's and Selling Agreement (effective January 1, 2001)(14)

     (iii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(14)

     (iv) Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)(14)

     (v)         Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (22)


     (vi)        Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (26)


4.   (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
                 Contract(7)

     (ii)        Enhanced Dollar Cost Averaging Rider(7)

     (iii)       Three Month Market Entry Rider(7)

     (iv)        Death Benefit Rider - (Compounded-Plus)(7)

     (v)         Death Benefit Rider - (Annual)(7)

     (vi)        Death Benefit Rider - (Annual Step-Up)(7)

     (vii)       Guaranteed Minimum Income Benefit Rider - (Living Benefit)(7)

     (viii)      Additional Death Benefit Rider - (Earnings Preservation
                 Benefit)(7)

     (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(7)

     (x)         Terminal Illness Rider(7)

     (xi)        Individual Retirement Annuity Endorsement(7)

     (xii)       Roth Individual Retirement Annuity Endorsement(7)

     (xiii)      401 Plan Endorsement(7)

     (xiv)       Tax Sheltered Annuity Endorsement(7)

     (xv)        Unisex Annuity Rates Rider(7)

     (xvi) Form of Endorsement (Name Change - effective February 5, 2001. MetLife Investors Insurance Company; formerly, Cova Financial Services Life Insurance Company)(9)

     (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(11)

     (xviii)     Form of Guaranteed Withdrawal Benefit Rider MLI-690-1
                 (7/04)(13)

     (xvix) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2 (7/04)(14)

     (xx)        Individual Retirement Annuity Endorsement 7023.1 (9/02)(14)

     (xxi)       Roth Individual Retirement Annuity Endorsement 7024.1
                 (9/02)(14)

     (xxii)      401(a)/403(a) Plan Endorsement 7025.1 (9/02)(14)

     (xxiii)     Tax Sheltered Annuity Endorsement 7026.1 (9/02)(14)

     (xxiv)      Simple Individual Retirement Annuity Endorsement 7276
                 (9/02)(14)

     (xxv) Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2(5/05) (16)

     (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05) (16)

     (xxvii)     Form of Three Month Market Entry Rider 7013-1 (5/05) (16)

     (xxviii)    Form of Contract Schedule 7028-3 (5/05) (16)

     (xxix) Guaranteed Withdrawal Benefit Rider (GWB I, II, III) MLI-690-2 (11/05) (17)

     (xxx) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05) (18)

     (xxxi)      Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E
                 (18)

     (xxxii)     Guaranteed Minimum Accumulation Benefit Rider-Living Benefit
                 (GMAB) MLIC-670-1 (11/05) (18)

     (xxxiii) Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (19)

     (xxxiv)     Form of Lifetime Guaranteed Withdrawal Benefit Rider (21)

     (xxxv)      Form of Guaranteed Minimum Income Benefit Rider (21)

     (xxxvi)     Form of Contract Schedule (enhanced GMIB Plus) (21)

     (xxxvii)    Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3
                 (6/06) (23)

     (xxxviii)   Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5
                 (6/06) (23)

5.   (i)         Variable Annuity Application(7)

     (ii) Form of Variable Annuity Application (Class B) (7029(11/00)) (APPVA-504B)(12)

     (iii) Form of Variable Annuity Application (Class AA) (7029(1/01)) (APPVA-504AA)(12)

     (iv) Forms of Variable Annuity Application: Class VA 7029(7/04) APPVA-504VA; Class AA 7029(7/04) APPVA-504AA; and Class B 7029(7/04) APPVA-504B.(13)

     (v) Form of Variable Annuity Application (Class VA) 7029 (1/05) APPVA105VA (16)

     (vi) Form of Variable Annuity Application (Class VA) 7029 (4/05) APPVA1105VA (18)

     (vii) Form of Variable Annuity Application (Class B) 7029 (4/05) APPVA-505B (18)

     (viii) Form of Variable Annuity Application (Class VA) 7029 (1/06) APPVAVA606 (23)

     (ix) Form of Variable Annuity Application (Class B) 7029 (7/04) APPVABLIS506 (23)

     (x) Form of Variable Annuity Application (Class AA) 7029 (7/04) APPVAAA506 (23)

6.   (i)         Copy of Articles of Incorporation of the Company(1)

     (ii)        Copy of the Bylaws of the Company(1)

7.   (i)         Reinsurance Agreement between MetLife Investors Insurance
                 Company and Metropolitan Life Insurance Company(10)

     (ii) Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd(10)

     (iii) Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General American Life Insurance Company
                 (23)

8.   (i)         Form of Fund Participation Agreement by and among AIM Variable
                 Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial
                 Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company (1997)(3)

     (ii) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc. (1997)(2)

     (iii) Form of Fund Participation Agreement between Cova Financial Services Life Insurance Company and each of Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund; Inc.) (November 1, 1999)(6)

     (iv) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (May 1, 1998)(5)

     (v) Form of Fund Participation Agreement between Scudder Variable Life Investment Fund and Cova Financial Services Life Insurance Company (1999)(6)

     (vi)   (a)  Form of Fund Participation Agreement among MFS Variable
                 Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Services Company (November 1997)(2)

            (b)  Partial Termination of Participation Agreement dated
                 November 24, 1997, as amended by Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Service Company (January 28, 1999)(15)

            (c) Form of Amendment to Participation Agreement dated November 24, 1997 by and among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Service Company (1998)(15)

            (d) Amendment No. 2 to Participation Agreement dated November 24, 1997, as amended by Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Service Company (October 1, 1999)(15)

     (vii)  (a)  Form of Fund Participation Agreement among Cova Financial
                 Services Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors LLC (November 15, 1999)(6)

            (b) Amendment No. 1 to Participation Agreement Among Cova Financial Life Insurance Company, PIMCO Variable Trust and PIMCO Distributors LLC dated November 15, 1999 (effective April 1,
                 2000); and Amendment No. 2 to Participation Agreement Among Cova Financial Life Insurance Company, PIMCO Variable Trust and PIMCO Distributors LLC dated November 15, 1999 (effective February 12, 2001)(15)

            (c) PIMCO Variable Insurance Trust Services Agreement between PIMCO Variable Insurance Trust and Cova Financial Life Insurance Company dated April 1, 2000 (15)

     (viii) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company (December 12, 1997)(3)

     (ix) Participation Agreement among Variable Insurance Product Fund, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

     (x) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

     (xi) Participation Agreement among Variable Insurance Products Funds III, Fidelity Distributor Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

     (xii)  (a)  Participation Agreement Among Met Investors Series Trust,
                 Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company (February 12,
                 2001)(10)

            (b) First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company (September 14, 2001)(10)

     (xiii) Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and Cova Financial Services Life Insurance Company (effective September 1, 2000)(14)

     (xiv) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan Life Insurance Company and MetLife Investors Insurance Company (effective July 1,
                 2004)(20)

     (xv) Net Worth Agreement among MetLife, Inc. and MetLife Investors Insurance Company (effective December 31, 2002) (23)

     (xvi) Guarantee Agreement (June 1, 1995) (General American Life Insurance Company)(24)


     (xvii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Investors Insurance Company (effective April 30, 2007)(26)

     (xviii) Fund Participation Agreement Among MetLife Investors Insurance Company, American Funds Insurance Series and Capital Research and Management Company (effective 11-01-06)(filed herewith)

9.   (i)         Opinion of Counsel (filed herewith)


     (ii) Opinion and Consent of Counsel (General American Life Insurance Company) (25)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor (filed herewith)


11.              Not Applicable

12.              Agreement Governing Contribution(5)


13.  (i)         Powers of Attorney for Michael K. Farrell, Jay S. Kaduson,
                 Susan A. Buffum, Margaret C. Fechtmann, Paul A. Sylvester,
                 Richard C. Pearson, Elizabeth M. Forget, Jeffrey A. Tupper,
                 Charles V. Curcio, and George Foulke (filed herewith)

     (ii) Powers of Attorney (General American Life Insurance Company) for Lisa M. Weber, Michael K. Farrell, William J. Mullaney, James L. Lipscomb, Catherine A. Rein, Charles V. Curcio, Stanley J. Talbi, Michael J. Vietri, William J. Wheeler, Anthony J. Williamson and Joseph J. Prochaska,
                 Jr. (filed herewith)


   (1) incorporated herein by reference to Registrant's Form N-4 (File Nos.333-34741 and 811-05200) filed electronically on August 29, 1997.

   (2) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File Nos. 333-34741 and 811-05200) filed electronically on November 20, 1997.

   (3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-34741 and 811-05200) filed electronically on January 26, 1998.

   (4) incorporated herein by reference to Registrant's Amendment No. 11 on Form N-4 (File Nos. 033-39100 and 811-05200) filed electronically on April 30, 1998.

   (5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File Nos. 033-39100 and 811-05200) filed electronically on April 29, 1999.

   (6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-34741 and 811-05200) filed electronically on May 1, 2000.

   (7) incorporated herein by reference to Registrant's Form N-4 (File Nos.333-50540 and 811-05200) filed electronically on November 22, 2000.

   (8) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File Nos. 333-50540 and 811-05200) filed electronically on March 6, 2001.

   (9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on May 1, 2001.

   (10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 30, 2003.

   (11) incorporated herein by reference to MetLife Investors USA Separate Account A Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

   (12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 27, 2004.

   (13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on May 19, 2004.

   (14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.

   (15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on November 2, 2004.

   (16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.

   (17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) filed electronically on July 13, 2005.

   (18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.

   (19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on September 9, 2005.

   (20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on October 7, 2005.

   (21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 13, 2006.

   (22) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

   (23) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 21, 2006.

   (24) incorporated herein by reference to First MetLife Investors Variable Annuity Separate Account One's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) filed electronically on July 27, 2006.


   (25) incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 28, 2006.

   (26) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 19, 2007.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ----------------------------------------
Michael K. Farrell                      Chairman of the Board, President,
5 Park Plaza, Suite 1900                Chief Executive Officer and Director
Irvine, CA 92614

Susan A. Buffum                         Director
334 Madison Avenue
Convent Station, NJ 07961

Charles V. Curcio                       Vice President - Finance (principal
501 Route 22                            accounting officer)
Bridgewater, NJ 08807

Jay S. Kaduson                          Vice President and Director
10 Park Avenue
Morristown, NJ 07962

Margaret C. Fechtmann                   Executive Vice President and Director
1 MetLife Plaza
27-01 Queens Plaza Northt
Long Island City, NY 11101

Elizabeth M. Forget                     Director
260 Madison Avenue
New York, NY 10016

George Foulke                           Director
501 Route 22
Bridgewater, NJ 08807

Paul A. Sylvester                       Director
10 Park Avenue,
Morristown, NJ 07967

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ----------------------------------------
Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Richard C. Pearson                      Executive Vice President,
5 Park Plaza, Suite 1900                General Counsel, Secretary and Director
Irvine, CA 92614

Jeffrey A. Tupper                       Assistant Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Roberto Baron                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

John Rosenthal                          Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Betty Davis                             Vice President
1125 - 17th Street
Denver, CO 80202

Brian C. Kiel                           Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08907

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Garth A. Bernard                        Vice President
501 Boylston Street
Boston, MA 02116

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Mark S. Reilly                          Vice President
185 Asylum Street
Hartford, CT 06103

Eugene Lunman                           Vice President
185 Asylum Street
Hartford, CT 06103

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ----------------------------------------
Bennett D. Kleinberg                    Vice President
185 Asylum Street
Hartford, CT 06103

Lisa S. Kuklinski                       Vice President
260 Madison Avenue
New York, NY 10016

Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey Altman                          Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey P. Halperin                     Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    The Registrant is a separate account of MetLife Investors Insurance
Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 91.227896580% is owned by MetLife International Holdings, Inc. and 8.772103054% is owned by MetLife Vida e Previdencia S.A., and 0.000000366% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife (India) Private Ltd. (India)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Dewey Square South, LLC (NY)

      19.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      20.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        21.   Bond Trust Account A (MA)

        22.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                        (n)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29.   Headland Properties Associates (CA)

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEXDF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

      23.   MetLife Investors USA Insurance Comapny (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation, which is 100% of all the stock outstanding as of 12/31/06.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS


    As of January 31, 2007, there were 3,492 qualified contract owners and 2,479 non-qualified contract owners of Class VA contracts; 9,011 qualified contract owners and 7,041 non-qualified contract owners of Class AA contracts; and 2,375 qualified contract owners and 4,274 non-qualified owners of Class B contracts.


ITEM 28. INDEMNIFICATION

    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

    The Bylaws of the Company (Article IV, Section 1) provide that:

    Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


  Met Investors Series Trust

     MetLife Investors USA Separate Account A
     MetLife Investors Variable Annuity Account Five
     MetLife Investors Variable Life Account One
     MetLife Investors Variable Life Account Five
     MetLife Investors USA Variable Life Account A
     First MetLife Investors Variable Annuity Account One
     General American Separate Account Eleven
     General American Separate Account Twenty-Eight
     General American Separate Account Twenty-Nine
     General American Separate Account Two
     Security Equity Separate Account Twenty-Six
     Security Equity Separate Account Twenty-Seven
     MetLife of CT Fund U for Variable Annuities
     MetLife of CT Fund BD for Variable Annuities
     MetLife of CT Fund BD II for Variable Annuities
     MetLife of CT Fund BD III for Variable Annuities
     MetLife of CT Fund BD IV for Variable Annuities
     MetLife of CT Fund ABD for Variable Annuities
     MetLife of CT Fund ABD II for Variable Annuities
     MetLife of CT Separate Account PF for Variable Annuities MetLife of CT Separate Account PF II for Variable Annuities MetLife of CT Separate Account QP for Variable Annuities MetLife of CT Separate Account QPN for Variable Annuities MetLife of CT Separate Account TM for Variable Annuities MetLife of CT Separate Account TM II for Variable Annuities MetLife of CT Separate Account Five for Variable Annuities MetLife of CT Separate Account Six for Variable Annuities MetLife of CT Separate Account Seven for Variable Annuities MetLife of CT Separate Account Eight for Variable Annuities MetLife of CT Separate Account Nine for Variable Annuities MetLife of CT Separate Account Ten for Variable Annuities MetLife of CT Fund UL for Variable Life Insurance,
     MetLife of CT Fund UL II for Variable Life Insurance
     MetLife of CT Fund UL III for Variable Life Insurance MetLife of CT Variable Life Insurance Separate Account One MetLife of CT Variable Life Insurance Separate Account Two MetLife of CT Variable Life Insurance Separate Account Three

     Metropolitan Life Variable Annuity Separate Account I
     Metropolitan Life Variable Annuity Separate Account II
     MetLife of CT Separate Account Eleven for Variable Annuities
     MetLife of CT Separate Account Twelve for Variable Annuities
     MetLife of CT Separate Account Thirteen for Variable Annuities
     MetLife of CT Separate Account Fourteen for Variable Annuities
     MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002
     MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002


   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ----------------------------------------
Michael K. Farrell                      Director
5 Park Plaza
Suite 1900
Irvine, CA 92614

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester                       President, National Sales
10 Park Avenue                          Manager-Annuities & LTC
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President, Investment
260 Madison Avenue                      Fund Management & Marketing
New York, NY 10016

Paul A. LaPiana                         Executive Vice President, National
5 Park Plaza                            Sales Manager-Life
Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President and Chief Financial
485-E US Highway 1 South                Officer
Iselin, NJ 08830

Leslie Sutherland                       Senior Vice President, Channel
1 MetLife Plaza                         Head-Broker/Dealers
Long Island City, NY 11101

Edward C. Wilson                        Senior Vice President, Channel
5 Park Plaza                            Head-Wirehouse
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ----------------------------------------
Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, Channel
1 MetLife Plaza                         Head-Planners
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey A. Barker                       Senior Vice President, Channel
1 MetLife Plaza                         Head-Independent Accounts
27-01 Queens Plaza North
Long Island City, NY 11101

Myrna F. Solomon                        Senior Vice President, Channel
501 Boylston Street                     Head-Banks
Boston, MA 02116

Andrew Aiello                           Senior Vice President, Channel
1 MetLife Plaza                         Head-National Accounts
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                        Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

   (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                   (1)                            (2)                    (3)                    (4)                    (5)
                                            Net Underwriting
                                             Discounts And           Compensation            Brokerage                Other
Name of Principal Underwriter                 Commissions           On Redemption           Commissions            Compensation
---------------------------------------   --------------------  --------------------   ---------------------   --------------------
MetLife Investors Distribution Company          $ 92,747,340                  $ 0                   $ 0                     $ 0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

    (a) Registrant

    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110

    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

    (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

    (g) MetLife, 501 Boylston Street, Boston, MA 02116

    (h) MetLife, 200 Park Avenue, New York, NY 10166

    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)

ITEM 31. MANAGEMENT SERVICES

    Not Applicable.

ITEM 32. UNDERTAKINGS

    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

    d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), previously filed as an exhibit with the SEC (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

    These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").

    Depositor hereby undertakes during the Guarantee Period to cause
Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.

    During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.

                                 REPRESENTATIONS

    MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Irvine and State of California on this 18th day of April 2007.

   METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
   (Registrant)

   By:   METLIFE INVESTORS INSURANCE COMPANY

   By:   /s/ Richard C. Pearson
         ------------------------------------------
         Richard C. Pearson
         Executive Vice President, General Counsel,
          Secretary and Director

   METLIFE INVESTORS INSURANCE COMPANY
   (Depositor)

   By:   /s/ Richard C. Pearson
         ------------------------------------------
         Richard C. Pearson
         Executive Vice President, General Counsel,
          Secretary and Director

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 18, 2007.

/s/ Michael K. Farrell*
--------------------------------   Chairman of the Board, Chief Executive
Michael K. Farrell                 Officer, President and Director

/s/ Jay S. Kaduson*                Vice President and Director
--------------------------------
Jay S. Kaduson

/s/ Charles V. Curcio*             Vice President-Finance
--------------------------------   (principal financial officer and principal
Charles V. Curcio                   accounting officer)


/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum

/s/ Margaret C. Fechtmann*         Director
--------------------------------
Margaret C. Fechtmann

/s/ Elizabeth M. Forget*           Director
--------------------------------
Elizabeth M. Forget

/s/ George Foulke*                 Director
--------------------------------
George Foulke

/s/ Paul A. Sylvester*             Director
--------------------------------
Paul A. Sylvester

/s/ Richard C. Pearson*            Executive Vice President, General Counsel,
--------------------------------   Secretary and Director
Richard C. Pearson

/s/ Jeffrey A. Tupper*             Assistant Vice President and Director
--------------------------------
Jeffrey A. Tupper

   *By:  /s/ Michele H. Abate
         ----------------------------------
         Michele H. Abate, Attorney-In-Fact
         April 18, 2007

* MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                   SIGNATURES

    As required by the Securities Act of 1933, General American Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Registration Statement to be signed on its behalf, in the City of St. Louis and State of Missouri on this 18th day of April 2007.

   GENERAL AMERICAN LIFE INSURANCE COMPANY
   (Guarantor)

   By:   /s/ William C. Lane
         --------------------------------------------
         William C. Lane
         Vice President and Associate General Counsel

    As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 18, 2007.

/s/ Lisa M. Weber*
--------------------------------   Chairman of the Board, Chief Executive
Lisa M. Weber                      Officer, President and Director

/s/ Charles V. Curcio*             Vice President
--------------------------------   (principal financial officer)
Charles V. Curcio

/s/ Michael K. Farrell*            Director
--------------------------------
Michael K. Farrell

/s/ William J. Mullaney*           Director
--------------------------------
William J. Mullaney

/s/ James L. Lipscomb*             Director
--------------------------------
James L. Lipscomb

/s/ Joseph J. Prochaska, Jr.*      Executive Vice President and Chief
--------------------------------   Accounting Officer
Joseph J. Prochaska, Jr.

/s/ Catherine A. Rein*             Director
--------------------------------
Catherine A. Rein

/s/ Stanley J. Talbi*              Director
--------------------------------
Stanley J. Talbi

/s/ Michael J. Vietri*             Director
--------------------------------
Michael J. Vietri

/s/ William J. Wheeler*            Director
--------------------------------
William J. Wheeler

/s/ Anthony J. Williamson*         Director, Senior Vice President and Treasurer
--------------------------------
Anthony J. Williamson

   *By:  /s/ Michele H. Abate
         ----------------------------------
         Michele H. Abate, Attorney-In-Fact
         April 18, 2007

* General American Life Insurance Company. Executed by Michele H. Abate, Esq. on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

8.(xviii)  Participation Agreement among MetLife Investors Insurance Company,
           American Funds Insurance Series and Capital Research and Management Company (effective 11-01-06)

9.(i)      Opinion of Counsel

10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor

13.(i)     Powers of Attorney (MetLife Investors Insurance Company)

13(ii)     Powers of Attorney (General American Life Insurance Company)